UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to March 31, 2017

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 128.3%
COMMON STOCKS - 40.4%

Aerospace & Defense - 0.4%
Zodiac Aerospace (France) (2)	78,404	1,959,824

Auto Components - 0.1%
Adient plc	3,825	277,963

Automobiles - 0.1%
Ferrari NV (Italy)	4,972	369,718

Banks - 0.6%
Heritage Oaks Bancorp	108,072	1,442,761
Southwest Bancorp, Inc.	51,781	1,354,073

		2,796,834

Biotechnology - 0.5%
Actelion Ltd. (Switzerland) (2)*	2,034	573,049
Aptevo Therapeutics, Inc.*	132,502	272,954
Bioverativ, Inc.*	33,548	1,827,024
Caladrius Biosciences, Inc.*	1	5

		2,673,032

Building Products - 0.0%(a)
Armstrong Flooring, Inc.*	13,995	257,788

Capital Markets - 17.7%
Avista Healthcare Public Acquisition Corp., Class A *(b)	400,000	3,980,000
Donnelley Financial Solutions, Inc.*	12,726	245,484
FinTech Acquisition Corp. II*	1,800,000	18,468,000
Gores Holdings II, Inc.*	400,000	4,116,000
Kayne Anderson Acquisition Corp.*	750,000	7,515,000
Landcadia Holdings, Inc. (2)*(c)	250,000	2,492,500
M I Acquisitions, Inc. (2)*	250,000	2,517,500
M III Acquisition Corp. (2)*	808,712	7,925,378
Matlin and Partners Acquisition Corp.*	2,500,000	25,050,000
PJT Partners, Inc., Class A	9,524	334,197
Saban Capital Acquisition Corp., Class A (2)*	84,000	831,600
Silver Run Acquisition Corp. II*	1,000,000	10,440,000
Stellar Acquisition III, Inc. (Greece) (2)*	300,000	3,015,000

		86,930,659

Chemicals - 0.5%
AdvanSix, Inc.*	13,011	355,461
Agrium, Inc. (Canada)	4,358	416,407
Chemours Co. (The)	10,000	385,000
GCP Applied Technologies, Inc.*	9,754	318,468
Ingevity Corp.*	4,013	244,191
Linde AG (Germany) (2)	1,126	187,615
MPM Holdings, Inc.*	42,992	404,125

		2,311,267

Commercial Services & Supplies - 0.3%
ANR, Inc., Class C *(b)	1,230	20,295
LSC Communications, Inc.	10,871	273,514
TRC Cos., Inc.*	65,468	1,142,417

		1,436,226

INVESTMENTS	SHARES	VALUE ($)
Construction Materials - 0.6%
Headwaters, Inc.*	95,524	2,242,903
Tecnoglass, Inc. (2)	65,127	706,628

		2,949,531

Containers & Packaging - 0.2%
Multi Packaging Solutions International Ltd. *	44,561	799,870

Diversified Consumer Services - 0.0% (a)
Education Management Corp. *(c)	11,529,379	92,235
TPT Acquisition, Inc. (3)*(d)	20,730	—

		92,235

Diversified Financial Services - 7.4%
CF Corp., Class A *	300,000	3,003,000
ECN Capital Corp. (Canada)	84,137	227,132
Gibraltar Growth Corp., Class A (Canada) (3)*(d)	1,273,900	9,416,428
Hunter Maritime Acquisition Corp. *(b)(c)	950,000	9,880,000
Jensyn Acquisition Corp.*	174,000	1,783,500
KLR Energy Acquisition Corp., Class A (2)*(c)	200,000	2,058,000
Origo Acquisition Corp. (2)*(c)	325,500	3,385,200
Pacific Special Acquisition Corp. (China) *(c)	373,500	3,865,725
PNBK Holdings LLC, Class A (3)*(d)	2,090,900	1,505,281
PNBK Holdings LLC, Class B (3)*(d)	3,218	—
Rescap Liquidating Trust (2)*	125,811	1,346,178

		36,470,444

Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.*	18,673	1,068,469

Electronic Equipment, Instruments & Components - 0.2%
InvenSense, Inc.*	68,330	863,008

Energy Equipment & Services - 0.5%
Canyon Services Group, Inc. (Canada) *	163,094	815,562
Seventy Seven Energy, Inc.*	40,635	1,736,333

		2,551,895

Equity Real Estate Investment Trusts (REITs) - 0.2%
Care Capital Properties, Inc.	10,345	277,970
Milestone Apartments REIT	2,663	43,214
Park Hotels & Resorts, Inc.	9,322	239,296
Parkway, Inc.	12,098	240,629
Quality Care Properties, Inc.*	14,942	281,806

		1,082,915

Food Products - 0.1%
Lamb Weston Holdings, Inc.	6,477	272,423

Gas Utilities - 0.0% (a)
WGL Holdings, Inc.	2,803	231,332

Health Care Equipment & Supplies - 0.2%
China Medical Technologies, Inc., ADR (China) (3)*(d)	4,931	49
Varex Imaging Corp.*	30,044	1,009,479

		1,009,528

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 0.2%
Air Methods Corp. *	18,651	801,993
Quorum Health Corp.*	47,681	259,385
Rotech Healthcare, Inc. (3)*(d)	16,828	—
Universal American Corp. *	127	1,266

		1,062,644

Hotels, Restaurants & Leisure - 0.1%
Hilton Grand Vacations, Inc. *	8,492	243,380
Yum! China Holdings, Inc. *	8,959	243,685

		487,065

Insurance - 0.4%
Allied World Assurance Co. Holdings AG	17,031	904,346
Delta Lloyd NV (Netherlands) (2)	190,517	1,084,660

		1,989,006

Internet & Direct Marketing Retail - 0.1%
Priceline Group, Inc. (The) *(b)	269	478,812

Internet Software & Services - 4.6%
Aspire Holdings Ltd., Class B (China) (3)*(d)	834,158	8
MuleSoft, Inc., Class A *	500	12,165
Yahoo!, Inc. *	484,180	22,470,794

		22,482,967

IT Services - 0.6%
Blackhawk Network Holdings, Inc. *(b)	13,781	559,509
Conduent, Inc. *	15,337	257,355
MoneyGram International, Inc. *	111,931	1,881,560
NeuStar, Inc., Class A *	11,968	396,739

		3,095,163

Machinery - 0.2%
Fortive Corp.	5,025	302,605
Manitowoc Co., Inc. (The) *	55,865	318,431
SPX Corp. *	9,552	231,636
WELBILT, Inc. *	16,639	326,624

		1,179,296

Media - 0.2%
China Networks International Holdings Ltd. (3)*(d)	2,287,278	59,607
FriendFinder Networks, Inc. (3)*(d)	6,483	70,745
MSG Networks, Inc., Class A*	13,277	310,018
News Corp., Class A	39,762	516,906

		957,276

Metals & Mining - 0.6%
Alcoa Corp.	6,155	211,732
Jaguar Mining (3)*(d)	142,136	33,455
Jaguar Mining, Inc. (Canada) *(b)	25,812	12,616
Southern Arc Minerals, Inc. (Canada) (2)*	24,848	11,398
Stillwater Mining Co. *	163,657	2,826,356

		3,095,557

Oil, Gas & Consumable Fuels - 0.7%
Alon USA Energy, Inc. (b)	124,634	1,519,288
Alpha Natural Resources Holdings, Inc. *(b)	1,230	4,305
InterOil Corp. (Singapore) (3)*(d)	2,461	10,385

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 0.7% (Continued)
Ithaca Energy, Inc. (United Kingdom) (2)*	1,056,516	1,533,313
Quicksilver Resources, Inc. (3)*(d)	14,730	127,024
Western Refining, Inc.	13,754	482,353

		3,676,668

Pharmaceuticals - 0.1%
Mylan NV *	10,000	389,900

Semiconductors & Semiconductor Equipment - 1.0%
Lattice Semiconductor Corp. *	12,048	83,372
NXP Semiconductors NV (Netherlands) *	42,675	4,416,863
Versum Materials, Inc. *	10,287	314,782

		4,815,017

Software - 0.6%
Dell Technologies, Inc., Class V *	23,600	1,512,288
Inspired Entertainment, Inc. *	62,976	667,546
Nice Ltd., ADR (Israel)	9,093	618,142
Snap, Inc., Class A *	5,000	112,650

		2,910,626

Specialty Retail - 0.1%
Barnes & Noble Education, Inc. *	27,916	267,714

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	11,638	275,821
Nimble Storage, Inc. *	127,789	1,597,362

		1,873,183

Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (Canada) *	15,000	239,400
Under Armour, Inc., Class C *	43,718	800,039

		1,039,439

Thrifts & Mortgage Finance - 0.1%
FHLMC *	78,659	195,074
FNMA *	27,686	71,984

		267,058

Trading Companies & Distributors - 0.1%
Herc Holdings, Inc. *	7,787	380,706

Transportation Infrastructure - 0.0%
Jack Cooper Holdings Corp. (Non-Voting), Class B (3)*(d)	2,223	—

Wireless Telecommunication Services - 0.3%
Cleveland Unlimited (3)*(d)	1	1,349,900

TOTAL COMMON STOCKS (Cost $192,494,165)		198,202,958

PREFERRED STOCKS - 0.8%

Banks - 0.2%
First Banks, Inc., Series C (3)*(d)	2,458	746,526

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp., Series A 5.50% *(b)	800	1,352,654

Thrifts & Mortgage Finance - 0.3%
FHLMC, Series W 5.66% *(e)	29,460	151,719
FHLMC, Series V 5.57% *(e)	83,409	433,727
FHLMC, Series Z 8.38% *(e)(f)	45,876	286,725

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Thrifts & Mortgage Finance - 0.3% (Continued)
FHLMC, Series X 6.02% *(e)	47,843	251,654
FNMA, Series S 8.25% *(e)(f)	77,876	513,203

		1,637,028

TOTAL PREFERRED STOCKS (Cost $4,770,528)		3,736,208

CONVERTIBLE PREFERRED STOCKS - 6.7%

Capital Markets - 1.8%
Mandatory Exchangeable Trust (China) $100 par, 5.75%, 6/3/2019(2) (b)(g)	56,586	7,325,058
Virtus Investment Partners, Inc. Series D, $100 par, 7.25%, 2/1/2020 (b)	17,975	1,758,674

		9,083,732

Electric Utilities - 0.6%
Great Plains Energy, Inc. $50 par, 7.00%, 9/15/2019 (b)	51,675	2,776,498

Equity Real Estate Investment Trusts (REITs) - 1.8%
Welltower, Inc. Series I, $50 par, 6.50%, 12/31/2049 (b)(e)	137,075	8,652,174

Food Products - 1.5%
Bunge Ltd. $100 par, 4.88%, 12/31/2049 (b)(e)	67,625	7,252,781

Machinery - 0.0% (a)
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (b)	4,975	273,277

Pharmaceuticals - 1.0%
Allergan plc
Series A, $1,000 par, 5.50%, 3/1/2018 (b)	5,775	4,907,479

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,592,619)		32,945,941

CLOSED END FUNDS - 1.4%
Adams Diversified Equity Fund, Inc.	48,751	670,326
Adams Natural Resources Fund, Inc.	19,015	369,271
Alliance California Municipal Income Fund, Inc.	13,469	179,138
Alpine Global Dynamic Dividend Fund	25,730	251,125
Alpine Global Premier Properties Fund	153,823	879,868
BlackRock Resources & Commodities Strategy Trust	93,589	804,865
Central Securities Corp. *	26,557	637,102
Clough Global Opportunities Fund	9,286	95,553
Delaware Enhanced Global Dividend & Income Fund	1,331	14,628
Dividend and Income Fund	2,365	28,522
Eaton Vance Municipal Bond Fund II	2,959	36,336
General American Investors Co., Inc.	11,864	397,563
Invesco California Value Municipal Income Trust	15,143	186,713
Invesco Value Municipal Income Trust	30,342	442,690
Liberty All Star Equity Fund	197,207	1,076,750
Nuveen California Quality Municipal Income Fund	19,944	287,393

INVESTMENTS	SHARES	VALUE ($)
CLOSED END FUNDS - 1.4% (Continued)
Nuveen Select Tax-Free Income 2 Portfolio	429	5,753
Nuveen Select Tax-Free Income 3 Portfolio	1,207	17,151
Pioneer Municipal High Income Trust	1,137	13,212
RMR Real Estate Income Fund	19,424	407,904
Sprott Focus Trust, Inc.	8,507	62,867
Western Asset Municipal High Income Fund, Inc.	3,092	22,355

TOTAL CLOSED END FUNDS (Cost $6,869,901)		6,887,085

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 2.7%

Auto Components - 0.0%
Exide Technologies
8.63%, 2/1/2018 (3)(d)(h)	33,550,000	—

Chemicals - 1.0%
Momentive Performance Materials USA, Inc.
8.88%, 10/15/2020 (3)(d)(h)	13,550,000	—
Momentive Performance Materials, Inc.
3.88%, 10/24/2021 (2)	5,000,000	4,918,750

		4,918,750

Diversified Telecommunication Services - 0.2%
CCO Holdings LLC
5.13%, 5/1/2027 (2)(g)	1,000,000	1,005,000

Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC
11.28%, 12/1/2018 (2)(g)(h)	1,000,000	290,000

Food & Staples Retailing - 0.3%
Rite Aid Corp.
9.25%, 3/15/2020 (2)	1,175,000	1,208,047

Gas Utilities - 0.5%
NSA Bondco Ltd. (Norway)
0.00%, 8/31/2020 (3)(d)(i)	4,895,509	2,447,755

Hotels, Restaurants & Leisure - 0.2%
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (2)(j)	1,000,000	990,000

Media - 0.1%
Videotron Ltd. (Canada)
5.13%, 4/15/2027 (2)(g)	500,000	500,000

Oil, Gas & Consumable Fuels - 0.0% (a)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(d)	2,833,436	—
Sabine Oil & Gas Corp.
7.25%, 6/15/2019 (3)(d)(h)	17,830,000	2
7.50%, 9/15/2020 (3)(d)(h)	10,750,000	1

		3

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)
9.00%, 4/1/2022 (2)(g)	850,000	613,062

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Specialty Retail - 0.0%
RS Legacy Corp.
6.75%, 5/15/2019 (3)(d)(h)	6,230,000	—

Textiles, Apparel & Luxury Goods - 0.0%
Quiksilver, Inc.
10.00%, 8/1/2020 (3)(d)(h)	6,325,000	—

Thrifts & Mortgage Finance - 0.2%
Washington Mutual Bank, Bank Note
0.00%, 5/1/2009 (3)(d)(f)(h)	5,000,000	1,106,250

TOTAL CORPORATE BONDS (Cost $45,327,267)		13,078,867

CONVERTIBLE BONDS - 35.3%

Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc.
2.25%, 12/15/2023 (2)(b)(g)	775,000	835,547

Auto Components - 0.0% (a)
Exide Technologies
0.00%, 9/18/2013 (3)(b)(d)(f)(h)	650,000	1

Automobiles - 0.2%
Tesla, Inc.
2.38%, 3/15/2022 (2)(b)	875,000	911,641

Biotechnology - 1.6%
Amicus Therapeutics, Inc.
3.00%, 12/15/2023 (2)(b)(g)	725,000	977,844
Emergent BioSolutions, Inc.
2.88%, 1/15/2021 (2)(b)	4,500,000	5,355,000
PDL BioPharma, Inc.
2.75%, 12/1/2021 (2)(b)	1,850,000	1,606,031

		7,938,875

Capital Markets - 1.1%
Ares Capital Corp.
3.75%, 2/1/2022 (2)(b)(g)	2,225,000	2,220,828
Hercules Capital, Inc.
4.38%, 2/1/2022 (2)(b)(g)	1,350,000	1,382,063
TPG Specialty Lending, Inc.
4.50%, 8/1/2022 (2)(b)(g)	1,800,000	1,807,875

		5,410,766

Communications Equipment - 1.1%
Brocade Communications Systems, Inc.
1.38%, 1/1/2020 (2)	1,556,000	1,573,505
Ciena Corp.
3.75%, 10/15/2018 (2)(b)(g)	650,000	848,250
Nortel Networks Corp. (Canada)
1.75%, 4/15/2012 (2)(b)(h)	3,000,000	2,902,500

		5,324,255

Construction Materials - 0.8%
Cemex SAB de CV (Mexico)
3.75%, 3/15/2018 (2)(b)	3,375,000	3,938,203

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Consumer Finance - 1.3%
Encore Capital Group, Inc.
3.25%, 3/15/2022 (2)(b)(g)		1,975,000	1,819,468
EZCORP, Inc.
2.12%, 6/15/2019 (2)(b)		4,975,000	4,608,094

			6,427,562

Diversified Financial Services - 0.8%
Element Fleet Management Corp. (Canada)
5.13%, 6/30/2019 (2)(b)(g)	CAD	4,850,000	4,007,391

Electronic Equipment, Instruments & Components - 2.0%
Vishay Intertechnology, Inc.
2.25%, 11/15/2040 (2)(b)		7,702,000	9,925,953

Energy Equipment & Services - 1.0%
Ensco Jersey Finance Ltd.
3.00%, 1/31/2024 (2)(b)(g)		150,000	146,343
SEACOR Holdings, Inc.
2.50%, 12/15/2027 (2)(b)		1,150,000	1,170,844
Weatherford International Ltd.
5.88%, 7/1/2021 (2)(b)		2,600,000	3,339,375

			4,656,562

Equity Real Estate Investment Trusts (REITs) - 0.6%
Colony Starwood Homes
3.50%, 1/15/2022 (2)(b)(g)		250,000	264,531
Spirit Realty Capital, Inc.
2.88%, 5/15/2019 (2)(b)		2,675,000	2,710,110

			2,974,641

Food Products - 0.0% (a)
Marine Harvest ASA (Norway)
Series MHG, 0.88%, 5/6/2019 (2)(b)(j)	EUR	100,000	162,420

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc. (China)
Series CMT, 4.00%, 8/15/2013 (3)(b)(d)(h)		250,000	—
6.25%, 12/15/2016 (3)(b)(d)(g)(h)		2,625,000	—

			—

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.75%, 10/15/2042 (2)(b)		1,279,000	2,920,117

Independent Power and Renewable Electricity Producers - 0.7%
NRG Yield, Inc.
3.50%, 2/1/2019 (2)(b)(g)		3,475,000	3,516,266

Insurance - 0.2%
HCI Group, Inc.
4.25%, 3/1/2037 (2)(b)(g)		1,175,000	1,136,078

Internet Software & Services - 1.8%
Pandora Media, Inc.
1.75%, 12/1/2020 (2)(b)		5,125,000	5,137,812
VeriSign, Inc.
4.45%, 8/15/2037 (2)(b)		1,510,000	3,855,219

			8,993,031

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
IT Services - 0.5%
DH Corp. (Canada)
6.00%, 9/30/2018 (2)	CAD	786,000	603,752
Euronet Worldwide, Inc.
1.50%, 10/1/2044 (2)(b)		1,300,000	1,643,687

			2,247,439

Leisure Products - 0.8%
JAKKS Pacific, Inc.
4.88%, 6/1/2020 (2)(b)(g)		4,425,000	3,988,031

Machinery - 1.3%
Meritor, Inc.
7.88%, 3/1/2026 (2)(b)		3,521,000	6,152,947

Media - 0.5%
Cenveo Corp.
7.00%, 5/15/2017 (2)(b)		1,800,000	1,782,000
DISH Network Corp.
2.38%, 3/15/2024 (2)(b)(g)		700,000	716,187

			2,498,187

Metals & Mining - 0.9%
A. M. Castle & Co.
5.25%, 12/30/2019 (2)(b)(g)		647,000	158,919
Allegheny Technologies, Inc.
4.75%, 7/1/2022 (2)(b)		2,700,000	4,006,125

			4,165,044

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
New York Mortgage Trust, Inc.
6.25%, 1/15/2022 (2)(b)		1,350,000	1,321,313
Starwood Property Trust, Inc.
4.00%, 1/15/2019 (2)(b)		300,000	342,000
4.38%, 4/1/2023 (2)(b)		3,225,000	3,212,906

			4,876,219

Oil, Gas & Consumable Fuels - 1.8%
Aegean Marine Petroleum Network, Inc. (Greece)
4.25%, 12/15/2021 (2)(b)(g)		375,000	399,375
Alpha Natural Resources, Inc.
4.88%, 12/15/2020 (2)(b)(h)		800,000	8,800
Amyris, Inc.
9.50%, 4/15/2019 (2)(b)		6,461,000	3,230,500
Chesapeake Energy Corp.
5.50%, 9/15/2026 (2)(b)(g)		1,400,000	1,449,875
Emerald Oil, Inc.
2.00%, 4/1/2019 (3)(b)(d)(g)(h)		1,600,000	1,600
Gold Point Energy Corp.
4.50%, 5/1/2015 (3)(d)(h)		1,140,000	—
James River Coal Co.
10.00%, 6/1/2018 (3)(d)(h)		310,000	—
Ship Finance International Ltd. (Norway)
5.75%, 10/15/2021 (2)(b)		3,675,000	3,649,734

			8,739,884

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Pharmaceuticals - 0.7%
Innoviva, Inc.
2.13%, 1/15/2023 (2)(b)	1,700,000	1,604,375
Medicines Co. (The)
2.50%, 1/15/2022 (2)(b)	1,175,000	1,852,094

		3,456,469

Real Estate Management & Development - 0.2%
Tricon Capital Group, Inc. (Canada)
5.75%, 3/31/2022 (2)(g)	1,175,000	1,213,922

Semiconductors & Semiconductor Equipment - 10.8%
GT Advanced Technologies, Inc.
3.00%, 10/1/2017 (3)(d)(h)	2,650,000	—
Inphi Corp.
1.13%, 12/1/2020 (2)(b)	2,725,000	3,755,391
Integrated Device Technology, Inc.
0.88%, 11/15/2022 (2)(b)	3,375,000	3,381,328
Intel Corp.
3.25%, 8/1/2039 (2)(b)	14,450,000	25,242,344
Microchip Technology, Inc.
1.63%, 2/15/2027 (2)(b)(g)	2,275,000	2,304,859
2.25%, 2/15/2037 (2)(b)(g)	1,380,000	1,402,425
2.13%, 12/15/2037 (2)(b)	471,000	1,462,750
Novellus Systems, Inc.
2.63%, 5/15/2041 (2)(b)	2,500,000	9,481,250
NXP Semiconductors NV (Netherlands)
1.00%, 12/1/2019 (2)	3,025,000	3,501,437
ON Semiconductor Corp.
1.63%, 10/15/2023 (2)(g)	725,000	751,734
SunEdison, Inc.
2.00%, 10/1/2018 (2)(b)(h)	16,350,000	163,500
0.25%, 1/15/2020 (2)(b)(g)(h)	575,000	5,750
2.75%, 1/1/2021 (2)(b)(h)	4,400,000	44,000
SunPower Corp.
4.00%, 1/15/2023 (2)(b)	1,875,000	1,466,016

		52,962,784

Software - 0.6%
Mentor Graphics Corp.
4.00%, 4/1/2031 (2)	1,600,000	3,009,000

Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.
2.00%, 4/1/2020 (2)(b)	4,375,000	6,373,828

Tobacco - 0.9%
Vector Group Ltd.
2.50%, 1/15/2019 (2)(b)(f)	3,125,000	4,522,663

TOTAL CONVERTIBLE BONDS (Cost $195,955,090)		173,285,726

LOAN PARTICIPATION - 0.2%

Consumer Finance - 0.2%
Orchard Acquisition Co. LLC
7.13%, 2/8/2019 (Cost $1,522,274) (2)(f)	1,539,171	792,673

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF RIGHTS	VALUE ($)
RIGHTS - 0.2%

Banks - 0.0% (a)
EFG International Finance Guernsey Ltd., expiring 12/31/2049 (Switzerland) (3)*(d)	283,523	2,835

Biotechnology - 0.1%
Ambit Biosciences Corp., CVR (3)*(d)	146,272	155,968
Chelsea Therapeutics, Inc. (Denmark) (3)*(d)	4,668,137	250,586
Durata Therapeutics, Inc., CVR (3)*(d)	261,441	73,455
Tobira Therapeutics, Inc., CVR (3)*(d)	11,880	179,338

		659,347

Diversified Financial Services - 0.1%
Barington/Hilco Acquisition Corp., expiring 2/13/2017 *(c)	487,260	172,977
Jensyn Acquisition Corp., expiring 3/7/2021 (2)*	174,000	60,900
Origo Acquisition Corp., expiring 3/12/2017 (2)*(c)	325,500	55,335
Pacific Special Acquisition Corp., expiring 4/20/2017 (China) (2)*(c)	373,500	149,400

		438,612

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc., CVR (3)*(d)	879,944	—

Health Care Providers & Services - 0.0% (a)
Community Health Systems, Inc., CVR *	7,762,436	65,981

Life Sciences Tools & Services - 0.0%
Furiex Pharmaceuticals LLC, CVR (3)*(d)	335,833	—

TOTAL RIGHTS (Cost $111,420)		1,166,775

	NO. OF WARRANTS
WARRANTS - 3.5%
Aerospace & Defense - 0.0% (a)
Ability, Inc., expiring 12/17/2018 (Israel) (3)*(c)(d)	1,449,557	40,588
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 (3)*(c)(d)	614,551	676

		41,264

Banks - 0.0% (a)
Associated Banc-Corp., expiring 11/21/2018 *	20,065	107,348
Valley National Bancorp, expiring 11/14/2018 *	49,509	16,833

		124,181

Biotechnology - 0.0% (a)
Bioptix, Inc., expiring 5/30/2018 (3)*(d)	24,000	24

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Biotechnology - 0.0% (a) (Continued)
Pluristem Therapeutics, Inc., expiring 9/19/2017 (3)*(d)	63,750	637

		661

Capital Markets - 0.4%
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) (2)*	579,085	496,414
Avista Healthcare Public Acquisition Corp., expiring 12/2/2021 (2)*	1,000,000	410,000
Conyers Park Acquisition Corp., expiring 9/6/2021 (2)*	8,333	18,333
Landcadia Holdings, Inc., expiring 6/1/2023 (2)*(c)	500,000	340,000
M I Acquisitions, Inc., expiring 11/14/2020 (2)*	250,000	80,000
M III Acquisition Corp., expiring 8/29/2021 *	808,712	274,881
Saban Capital Acquisition Corp., expiring 9/21/2021 (2)*	42,000	54,600
Stellar Acquisition III, Inc., expiring 3/22/2022 (Greece) *	600,000	204,000

		1,878,228

Chemicals - 0.0% (a)
AgroFresh Solutions, Inc., expiring 2/19/2019 *	504,000	131,040
Delta Technology Holdings Ltd., expiring 12/18/2017 (China) (2)*	818,832	45,445

		176,485

Construction & Engineering - 0.2%
Limbach Holdings, Inc., expiring 7/20/2021 *	336,504	720,119

Consumer Finance - 0.0% (a)
China Lending Corp., expiring 7/6/2021 (China) *	142,386	19,165

Distributors - 0.0% (a)
KBS Fashion Group Ltd., expiring 1/22/2018 (China) (3)*(d)	50,869	5

Diversified Consumer Services - 0.0% (a)
Education Management Corp., expiring 1/5/2022 (3)*(c)(d)	16,528,497	17

Diversified Financial Services - 2.2%
Axar Acquisition Corp., expiring 10/28/2019 *	697,500	51,615
Barington/Hilco Acquisition Corp., expiring 2/11/2018 *	487,260	82,834
Boulevard Acquisition Corp. II, expiring 9/25/2020 *	1,698,740	1,392,967
Capitol Acquisition Corp. III, expiring 10/19/2020 *	1,075,000	2,042,500
CF Corp., expiring 7/8/2021 (2)*	750,000	1,005,000
Double Eagle Acquisition Corp., expiring 10/16/2020 *	2,047,500	1,146,600
Dundee Acquisition Ltd., expiring 4/14/2020 (Canada) (2)*	630,000	33,162
Easterly Acquisition Corp., expiring 7/29/2020 *	823,250	288,137

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Diversified Financial Services - 2.2% (Continued)
Electrum Special Acquisition Corp., expiring 6/11/2021 *	990,000	445,500
Gibraltar Growth Corp., expiring 11/11/2020 (Canada) (2)*	1,274,000	335,301
Global Partner Acquisition Corp., expiring 8/13/2020 *	1,068,000	416,520
GP Investments Acquisition Corp., expiring 5/26/2022 (2)*	987,500	395,000
Harmony Merger Corp., expiring 1/1/2021 *(c)	1,475,100	737,550
Jensyn Acquisition Corp., expiring 4/26/2021 (2)*	174,000	46,963
Kew Media Group, Inc., expiring 3/20/2022 (Canada) *	150,000	221,078
KLR Energy Acquisition Corp., expiring 9/16/2022 *(c)	500,000	590,000
Origo Acquisition Corp., expiring 12/17/2021 *(c)	325,500	36,326
Pacific Special Acquisition Corp., expiring 10/27/2020 (China) *(c)	373,500	129,604
Quinpario Acquisition Corp. 2, expiring 1/1/2023 *(c)	2,880,708	1,440,354
ROI Acquisition Corp. II, expiring 9/17/2018 (3)*(d)	882,000	—

		10,837,011

Electronic Equipment, Instruments & Components - 0.0% (a)
RMG Networks Holding Corp., expiring 4/8/2018 (3)*(d)	631,210	1,262

Energy Equipment & Services - 0.0% (a)
Glori Energy, Inc., expiring 7/25/2019 (3)*(d)	287,100	344

Hotels, Restaurants & Leisure - 0.0% (a)
Playa Hotels & Resorts NV, expiring 3/10/2022 *	150,000	114,750

Internet & Direct Marketing Retail - 0.1%
Yatra Online, Inc., expiring 12/16/2021 (India) (2)*	728,000	433,160

Internet Software & Services - 0.0% (a)
Net Element, Inc., expiring 10/2/2017 (3)*(d)	319,668	9,590

Machinery - 0.2%
Blue Bird Corp., expiring 2/24/2020 *	202,439	607,317
Jason Industries, Inc., expiring 6/30/2019 *	1,933,070	108,252

		715,569

Media - 0.0% (a)
Global Eagle Entertainment, Inc., expiring 1/31/2018 (3)*(d)	367,857	18,393

Oil, Gas & Consumable Fuels - 0.0% (a)
Contura Energy, Inc., expiring 7/26/2023 (2)*(b)	142	3,536

Road & Rail - 0.1%
Daseke, Inc., expiring 9/11/2020 *	428,837	480,297

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc., expiring 3/17/2019 (3)*(d)	2,101	—

		—

Software - 0.2%
Inspired Entertainment, Inc., expiring 12/23/2021 *	1,533,043	1,149,782

Transportation Infrastructure - 0.0% (a)
Pingtan Marine Enterprise Ltd., expiring 2/26/2018 (3)*(d)	395,000	20,145

Wireless Telecommunication Services - 0.1%
Trilogy International Partners, Inc., expiring 2/7/2022 *	445,000	518,668

TOTAL WARRANTS (Cost $2,182,754)		17,262,632

	NO. OF UNITS
SECURITIES IN LITIGATION - 0.1%

Auto Components - 0.0% (a)
DEMC, Ltd., Class A-1 (3)*(d)	13,027	37,978
DEMC, Ltd., Class A-2 (3)*(d)	157,012,722	153,873
DEMC, Ltd., Class B-1 (3)*(d)	10,488	—

		191,851

Software - 0.1%
TimeGate Studios, Inc. (3)*(d)(h)	3,591,250	201,735
TimeGate Studios, Inc. (3)*(d)	1,500,000	—

		201,735

TOTAL SECURITIES IN LITIGATION (Cost $3,874,982)		393,586

	SHARES

SHORT-TERM INVESTMENTS - 37.0%

INVESTMENT COMPANIES - 26.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (2)(k)	4,506,406	4,506,406
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (2)(k)	18,025,625	18,025,625
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (2)(k)(l)	63,373,620	63,373,620
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (2)(k)(l)	23,009,856	23,009,856
UBS Select Treasury Preferred Fund, Class I, 0.62% (2)(k)	22,532,031	22,532,031

TOTAL INVESTMENT COMPANIES (Cost $131,447,538)		131,447,538

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 10.2%
U.S. Treasury Bills
0.63%, 5/18/2017 (2)(m)	650,000	649,413
0.61%, 5/25/2017 (2)(m)	2,225,000	2,222,697

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
0.65%, 6/15/2017 (2)(m)	5,109,000	5,101,536
0.61%, 7/20/2017 (2)(b)(m)	35,016,000	34,934,868
0.60%, 7/27/2017 (2)(m)	3,649,000	3,639,921
0.91%, 9/14/2017 (2)(m)	3,227,000	3,214,405

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,781,190)		49,762,840

TOTAL SHORT-TERM INVESTMENTS (Cost $181,228,728)		181,210,378

TOTAL LONG POSITIONS (Cost $664,929,728)		628,962,829

	SHARES
SHORT POSITIONS - (31.6)%

COMMON STOCKS - (30.4)%

Aerospace & Defense - (0.1)%
Aerojet Rocketdyne Holdings, Inc. *	(21,909)	(475,425)

Banks - (0.6)%
Associated Banc-Corp.	(14,001)	(341,624)
Comerica, Inc.	(727)	(49,858)
Pacific Premier Bancorp, Inc. *	(37,512)	(1,446,088)
Simmons First National Corp., Class A	(20,210)	(1,114,581)
Valley National Bancorp	(7,164)	(84,535)

		(3,036,686)

Biotechnology - (0.8)%
Amicus Therapeutics, Inc. *	(104,248)	(743,288)
Emergent BioSolutions, Inc. *	(91,086)	(2,645,137)
PDL BioPharma, Inc. *	(283,869)	(644,383)
Pluristem Therapeutics, Inc. *	(4,430)	(5,449)

		(4,038,257)

Capital Markets - (0.6)%
Ares Capital Corp.	(32,705)	(568,413)
Hercules Capital, Inc.	(32,906)	(497,868)
Penson Worldwide, Inc. (3)*(d)	(217,523)	—
TPG Specialty Lending, Inc.	(35,420)	(722,214)
Virtus Investment Partners, Inc.	(12,583)	(1,332,539)

		(3,121,034)

Chemicals - (0.2)%
AgroFresh Solutions, Inc. *	(73,423)	(320,859)
Potash Corp. of Saskatchewan, Inc. (Canada)	(24,296)	(414,976)
Praxair, Inc.	(1,734)	(205,652)

		(941,487)

Communications Equipment - (0.1)%
Ciena Corp. *	(24,496)	(578,351)

Construction Materials - (0.4)%
Cemex SAB de CV, ADR (Mexico) *	(234,640)	(2,128,185)

Consumer Finance - (0.2)%
Encore Capital Group, Inc.*	(4,761)	(146,639)
EZCORP, Inc., Class A *	(81,690)	(665,773)

		(812,412)

INVESTMENTS	SHARES	VALUE ($)
Diversified Financial Services - (0.2)%
Element Fleet Management Corp. (Canada)	(126,110)	(1,167,360)

Diversified Telecommunication Services - (0.1)%
CenturyLink, Inc.	(26,676)	(628,753)

Electric Utilities - (0.4)%
Great Plains Energy, Inc.	(62,519)	(1,826,805)

Electronic Equipment, Instruments & Components - (1.8)%
Vishay Intertechnology, Inc.	(523,813)	(8,616,724)

Energy Equipment & Services - (0.9)%
Ensco plc, Class A	(7,918)	(70,866)
Patterson-UTI Energy, Inc.	(72,026)	(1,748,071)
SEACOR Holdings, Inc. *	(4,105)	(284,025)
Trican Well Service Ltd. (Canada) *	(277,260)	(844,383)
Weatherford International plc *	(248,515)	(1,652,625)

		(4,599,970)

Equity Real Estate Investment Trusts (REITs) - (1.2)%
Colony Starwood Homes	(3,802)	(129,078)
Regency Centers Corp.	(1)	(67)
Spirit Realty Capital, Inc.	(40,855)	(413,861)
Welltower, Inc.	(72,654)	(5,145,356)

		(5,688,362)

Food Products - (0.5)%
Bunge Ltd.	(29,499)	(2,338,091)
Marine Harvest ASA (Norway) (2)*	(10,058)	(153,429)

		(2,491,520)

Health Care Equipment & Supplies - 0.0% (a)
China Medical Technologies, Inc., ADR (China) (3)*(d)	(40,234)	(402)

Health Care Providers & Services - (0.6)%
Anthem, Inc.	(16,256)	(2,688,417)

Independent Power and Renewable Electricity Producers - (0.1)%
NRG Yield, Inc., Class A	(41,058)	(713,999)

Insurance - (0.1)%
Fairfax Financial Holdings Ltd. (Canada)	(794)	(361,340)
HCI Group, Inc.	(1,641)	(74,797)

		(436,137)

Internet Software & Services - (6.9)%
Alibaba Group Holding Ltd., ADR (China) *	(256,150)	(27,620,654)
Pandora Media, Inc. *	(179,296)	(2,117,486)
VeriSign, Inc. *	(43,936)	(3,827,265)

		(33,565,405)

IT Services - (0.2)%
Euronet Worldwide, Inc. *	(13,617)	(1,164,526)

Leisure Products - (0.3)%
JAKKS Pacific, Inc. *	(218,929)	(1,204,110)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - (0.9)%
Jason Industries, Inc. *	(11,068)	(16,381)
Meritor, Inc. *	(252,338)	(4,322,550)
Rexnord Corp. *	(9,125)	(210,605)

		(4,549,536)

Media - (0.1)%
Global Eagle Entertainment, Inc. *	(36,786)	(117,347)
News Corp., Class B	(39,972)	(539,622)

		(656,969)

Metals & Mining - (0.6)%
Allegheny Technologies, Inc. *	(161,626)	(2,902,803)

Mortgage Real Estate Investment Trusts (REITs) - (0.3)%
New York Mortgage Trust, Inc.	(63,579)	(392,282)
Starwood Property Trust, Inc.	(42,308)	(955,315)

		(1,347,597)

Oil, Gas & Consumable Fuels - (0.9)%
Aegean Marine Petroleum Network, Inc. (Greece)	(19,572)	(235,843)
Chesapeake Energy Corp. *	(116,013)	(689,117)
Delek US Holdings, Inc.	(62,816)	(1,524,544)
Ship Finance International Ltd. (Norway)	(97,187)	(1,428,649)
Tesoro Corp.	(5,669)	(459,529)

		(4,337,682)

Pharmaceuticals - (1.2)%
Allergan plc	(15,604)	(3,728,108)
Innoviva, Inc. *	(59,762)	(826,508)
Medicines Co. (The) *	(30,721)	(1,502,257)

		(6,056,873)

Real Estate Management & Development - 0.0% (a)
Tricon Capital Group, Inc. (Canada)	(12,567)	(103,193)

Semiconductors & Semiconductor Equipment - (8.1)%
Inphi Corp. *	(54,958)	(2,683,050)
Integrated Device Technology, Inc. *	(61,540)	(1,456,652)
Intel Corp.	(595,020)	(21,462,371)
Lam Research Corp.	(73,381)	(9,419,185)
Microchip Technology, Inc.	(61,036)	(4,503,236)
SunPower Corp. *	(29,645)	(180,835)

		(39,705,329)

Thrifts & Mortgage Finance - (1.3)%
MGIC Investment Corp.*	(604,099)	(6,119,523)

Tobacco - (0.7)%
Vector Group Ltd.	(154,758)	(3,218,967)

TOTAL COMMON STOCKS (Proceeds $(139,108,121))		(148,922,799)

EXCHANGE TRADED FUNDS - (0.5)%
Consumer Discretionary Select Sector SPDR Fund	(16,092)	(1,415,291)
Powershares QQQ Trust Series 1	(8,354)	(1,105,903)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $(2,302,121))		(2,521,194)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

CONVERTIBLE BONDS - (0.7)%

Internet & Direct Marketing Retail - (0.2)%
Priceline Group, Inc. (The)
0.90%, 9/15/2021 (2)	(900,000)	(1,011,937)

IT Services - (0.2)%
Blackhawk Network Holdings, Inc.
1.50%, 1/15/2022 (2)(g)	(1,025,000)	(1,093,547)

Software - (0.3)%
Nice Systems, Inc. (Israel)
1.25%, 1/15/2024 (2)(g)	(1,125,000)	(1,170,000)

TOTAL CONVERTIBLE BONDS (Proceeds $(3,158,925))		(3,275,484)

TOTAL SHORT POSITIONS (Proceeds $(144,569,167))		(154,719,477)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.7% (Cost $520,360,561)		474,243,352
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3% (n)		15,814,128

NET ASSETS - 100.0%		490,057,480

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$10,743,241	2.2%
Consumer Staples	7,707,848	1.6
Energy	10,691,240	2.2
Exchange Traded Funds	(2,521,194)	(0.5)
Financials	174,198,422	35.5
Health Care	12,913,145	2.6
Industrials	9,428,044	1.9
Information Technology	35,323,568	7.2
Materials	16,382,234	3.3
Real Estate	8,132,097	1.6
Telecommunication Services	3,313,283	0.7
Utilities	6,721,046	1.4
Short-Term Investments	181,210,378	37.0

Total Investments In Securities At Value	474,243,352	96.7
Other Assets in Excess of Liabilities(n)	15,814,128	3.3

Net Assets	$490,057,480	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $240,109,523. In addition, $12,233,785 of cash collateral was pledged.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $18,022,064, which represents approximately 3.68% of net assets of the fund.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(e)	Perpetual security. The rate reflected was the rate in effect on 3/31/2017. The maturity date reflects the next call date.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of 3/31/2017 and changes periodically.
(g)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $38,824,734, which represents approximately 7.93% of net assets of the fund.
(h)	Defaulted security.
(i)	Payment in-kind security.
(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2017, the value of these securities amounted to $1,152,420 or 0.24% of net assets.
(k)	Represents 7-day effective yield as of 3/31/2017.
(l)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(m)	The rate shown was the effective yield at the date of purchase.
(n)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

CVR - Contingent Value Rights

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

SPDR - Standard & Poor’s Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of March 31, 2017:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	Markit CDX North America High Yield Index Series 28.V1	5.000%	USD	3.373%	18,050,000	$(1,124,411)	06/20/2022	$(214,258)
CITG	Markit CDX North America Investment Grade Index Series 28.V1	1.000%	USD	0.662%	325,000	(5,089)	06/20/2022	(400)

						$(1,129,500)		$(214,658)

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
56	BARC	Euro Stoxx 50 Index Futures	06/2017	$(1,986,080)	$(2,046,720)	$(60,640)
332	BARC	S&P 500 E-Mini Futures	06/2017	(39,295,942)	(39,162,720)	133,222
13	GSCO	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	(1,777,844)	(1,783,254)	(5,410)
37	BARC	U.S. Treasury 10-Year Note Futures	06/2017	(4,594,533)	(4,608,813)	(14,280)
225	JPMS	U.S. Treasury 2-Year Note Futures	06/2017	(48,657,407)	(48,701,953)	(44,546)
85	JPMS	U.S. Treasury 5-Year Note Futures	06/2017	(9,993,431)	(10,006,757)	(13,326)

				$(106,305,237)	$(106,310,217)	$(4,980)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	1,310,383	$984,129	$986,446	$2,317
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	1,911,509	1,435,425	1,438,969	3,544
Euro, Expiring 04/05/17	CITI	EUR	21,000	23,362	22,404	(958)
Euro, Expiring 06/21/17	CITI	EUR	2,328,622	2,539,678	2,493,600	(46,078)

				$4,982,594	$4,941,419	$(41,175)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	(10,258,398)	$(7,711,698)	$(7,722,441)	$(10,743)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	(13,307,259)	(10,006,803)	(10,017,600)	(10,797)
Euro, Expiring 04/05/17	CITI	EUR	(21,000)	(28,010)	(22,404)	5,606
Euro, Expiring 06/21/17	CITI	EUR	(2,390,001)	(2,553,427)	(2,559,328)	(5,901)
Euro, Expiring 06/21/17	JPMC	EUR	(3,267,577)	(3,492,842)	(3,499,078)	(6,236)

				(23,792,780)	(23,820,851)	(28,071)

				$(18,810,186)	$(18,879,432)	$(69,246)

CAD - Canadian Dollar

EUR - Euro

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at March 31, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	24-25 months maturity ranging from 11/26/2018-12/27/2018	$172,239

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The	following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Convertible Bonds
Germany
Bayer Capital Corp. BV 5.63%, 11/22/2019	$5,000,000	$6,131,197	$179,641

	SHARES
Short Positions

Common Stocks
Germany
Bayer AG	(41,111)	(4,674,956)	(61,587)

Total of Long and Short Equity Positions			118,054

Net Cash and Other Receivables/ (Payables) (b)			54,185

Swaps, at Value			$172,239

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	85 months maturity 11/10/2021	$299,177

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Convertible Bonds
United Kingdom
Virgin Media Finance plc 4.88%, 2/15/2022	$5,600,000	$4,747,400	$298,537

Net Cash and Other Receivables/ (Payables) (b)			640

Swaps, at Value			$299,177

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	37 months maturity 10/22/2017	$(645,696)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
Yahoo Japan Corp.	(1,039,582)	$(4,327,640)	$(492,331)

Net Cash and Other Receivables/ (Payables) (b)			(153,365)

Swaps, at Value			$(645,696)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	73 months maturity 12/20/2017	$(9,392)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Italy
Telecom Italia SpA	471,432	$314,187	$29,997

Short Positions

Common Stocks
Italy
Telecom Italia SpA	(471,432)	(385,581)	(38,796)

Total of Long and Short Equity Positions			(8,799)

Net Cash and Other Receivables/ (Payables) (b)			(593)

Swaps, at Value			$(9,392)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$(61,308)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

Common Stocks
Singapore
InterOil Corp. (c)	3,867	$—	$16,318

United States
Alere, Inc.	129,914	4,871,775	289,708
Analog Devices, Inc.	233	13,172	5,922
Fidelity & Guaranty Life	94,022	2,055,321	558,491
Monsanto Co.	3,721	397,291	23,926
Rite Aid Corp.	552,989	3,870,923	(1,520,720)
Suffolk Bancorp	38,288	1,260,058	287,160
Valspar Corp. (The)	31,335	3,336,237	140,067
Westar Energy, Inc.	38,810	2,156,672	(50,453)
WhiteWave Foods Co. (The)	11,325	628,424	7,475

			(258,424)

Total of Long Equity Positions			(242,106)

Rights
United States
Durata Therapeutics, Inc., CVR (c)	89,246	66,935	(41,860)
Dyax Corp., CVR (c)	50,988	19,885	50,414
Media General, Inc., CVR (c)	55,436	—	88,902
Safeway, Inc., PDR CVR (c)	351,185	—	79,080

			176,536

Total Rights			176,536

Total of Long Equity Positions and Rights			(65,570)

Short Positions

Common Stocks
United States
Great Plains Energy, Inc.	(8,366)	(249,139)	4,685

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
People’s United Financial, Inc.	(85,191)	$(1,290,595)	$(259,881)

			(255,196)

Total of Short Equity Positions			(255,196)

Total of Long and Short Equity Positions and Rights			(320,766)

Net Cash and Other Receivables/ (Payables) (b)			259,458

Swaps, at Value (3)			$(61,308)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 03/31/2017 in accordance with procedures approved by the Board of Trustees.

(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	36 months maturity 08/21/2017	$44,791

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Entertainment One Ltd.	138,322	$378,569	$45,148

Net Cash and Other Receivables/ (Payables) (b)			(357)

Swaps, at Value			$44,791

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$192,527

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
BCE, Inc.	(416)	$(19,440)	$1,022

Net Cash and Other Receivables/ (Payables) (b)			191,505

Swaps, at Value			$192,527

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 03/30/2022	$(20,201)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Cyprus
Bank of Cyprus Holdings plc	683,806	$2,048,174	$(20,208)

Net Cash and Other Receivables/ (Payables) (b)			7

Swaps, at Value			$(20,201)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CHF/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	25 months maturity 09/20/2017	$(173,483)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	5,148	$1,958,043	$315,523

Net Cash and Other Receivables/ (Payables) (b)			(489,006)

Swaps, at Value			$(173,483)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	61 months maturity 11/30/2021	$7,272

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Calsonic Kansei Corp.	32,000	$508,254	$(138,655)

Net Cash and Other Receivables/ (Payables) (b)			145,927

Swaps, at Value			$7,272

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Australian Bank-Bill Swap Reference Rate and Australian Overnight Indexed Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	57 months maturity 11/19/2021	$121,283

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
DUET Group	1,861,519	$3,883,174	$83,903
Tatts Group Ltd.	260,250	843,134	37,499

			121,402

Total of Long Equity Positions			121,402

Short Positions

Common Stocks
Australia
Tabcorp Holdings Ltd.	(110,432)	(383,896)	(16,847)

Total of Long and Short Equity Positions			104,555

Net Cash and Other Receivables/ (Payables) (b)			16,728

Swaps, at Value			$121,283

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Dollar Offered Rate and Canadian Overnight Repurchase Rate Average plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	57 months maturity 11/22/2021	$(179,744)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
BCE, Inc.	134	$5,206	$727
DH Corp.	116,534	2,210,803	964

			1,691

United States
Milestone Apartments REIT	47,861	782,064	(5,405)

Total of Long Equity Positions			(3,714)

Short Positions

Common Stocks
Canada
Canadian Imperial Bank of Commerce	(19,175)	(1,680,177)	26,760
MacDonald Dettwiler & Associates Ltd.	(14,215)	(719,549)	(31,365)

			(4,605)

Total of Short Equity Positions			(4,605)

Total of Long and Short Equity Positions			(8,319)

Net Cash and Other Receivables/ (Payables) (b)			(171,425)

Swaps, at Value			$(179,744)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	57 months maturity 11/19/2021	$21,672

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
Linde AG	6,380	$1,057,389	$5,653
STADA Arzneimittel AG	6,279	375,867	8,704

			14,357

Italy
Luxottica Group SpA	54,743	2,985,647	35,426

Total of Long Equity Positions			49,783

Short Positions

Common Stocks
France
Essilor International SA	(25,237)	(3,028,950)	(35,103)

Total of Long and Short Equity Positions			14,680

Net Cash and Other Receivables/ (Payables) (b)			6,992

Swaps, at Value			$21,672

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	57 months maturity 11/19/2021	$(126,056)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Aberdeen Asset Management plc	260,759	$868,654	$(3,356)
Amec Foster Wheeler plc	176,539	1,156,834	23,844
Booker Group plc	1,246,929	3,107,268	(57,362)
Sky plc	200,077	2,480,333	(33,431)

			(70,305)

Total of Long Equity Positions			(70,305)

Short Positions

Common Stocks
United Kingdom
British American Tobacco plc	(23,188)	(1,508,606)	(29,827)
John Wood Group plc	(132,389)	(1,242,394)	(22,332)
Standard Life plc	(197,401)	(889,337)	11,622
Tesco plc	(1,073,513)	(2,520,045)	21,590

			(18,947)

Total of Short Equity Positions			(18,947)

Total of Long and Short Equity Positions			(89,252)

Net Cash and Other Receivables/ (Payables) (b)			(36,804)

Swaps, at Value			$(126,056)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	57 months maturity 11/22/2021	$2,393,509

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Agrium, Inc.	25,409	$2,459,618	$(31,788)

Switzerland
Actelion Ltd.	7,061	1,945,306	42,616

United States
Astoria Financial Corp.	54,014	1,151,579	(43,751)
B/E Aerospace, Inc.	93,630	6,039,135	(36,516)
Brocade Communications Systems, Inc.	342,912	4,269,254	10,287
Cabela’s, Inc.	41,440	1,964,256	236,622
Cardinal Financial Corp.	49,531	1,549,825	(66,867)
Cascade Bancorp	219,659	1,763,862	(70,291)
CBOE Holdings, Inc.	6,678	538,046	3,339
CEB, Inc.	21,803	1,728,978	(15,262)
Chemtura Corp.	66,373	2,210,221	6,637
Clayton Williams Energy, Inc.	5,052	653,224	14,045
CST Brands, Inc.	108,084	5,212,891	(15,132)
DigitalGlobe, Inc.	45,405	1,462,041	24,973
EI du Pont de Nemours & Co.	66,484	5,408,139	(67,479)
EverBank Financial Corp.	140,648	2,734,197	5,626
Exar Corp.	34,882	453,688	127
FairPoint Communications, Inc.	78,905	1,365,057	(55,234)
Genworth Financial, Inc.	158,985	661,378	(6,359)
Headwaters, Inc.	74,386	1,751,046	(4,463)
Isle of Capri Casinos, Inc.	116,670	3,059,087	16,334
Ixia	203	3,978	11
Joy Global, Inc.	56,172	1,584,050	2,809
Lattice Semiconductor Corp.	79,489	560,397	(10,334)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Level 3 Communications, Inc.	22,266	$1,279,627	$(5,567)
Lumos Networks Corp.	88,400	1,566,448	(1,768)
Mead Johnson Nutrition Co.	29,555	2,594,954	37,805
Merchants Bancshares, Inc.	26,280	1,327,140	(47,304)
Metaldyne Performance Group, Inc.	77,022	1,817,719	(57,766)
Mobileye NV	75,768	4,591,219	60,936
Monsanto Co.	21,281	2,399,646	9,364
NeuStar, Inc.	7,143	235,362	1,429
Pacific Continental Corp.	24,678	620,652	(16,041)
PrivateBancorp, Inc.	45,918	2,675,319	50,833
Reynolds American, Inc.	44,593	2,753,172	57,079
Silver Bay Realty Trust Corp.	15,237	330,012	(2,874)
Stonegate Bank	9,482	451,935	(5,428)
Suffolk Bancorp	21,440	896,192	(29,802)
Time Warner, Inc.	31,827	3,136,869	(27,053)
Ultratech, Inc.	5,444	160,489	762
Universal American Corp.	51,749	515,938	—
Valspar Corp. (The)	1,263	140,837	(720)
VCA, Inc.	25,140	2,298,550	1,760
Westar Energy, Inc.	34,211	1,875,789	(19,158)
Western Refining, Inc.	80,820	2,970,135	(135,778)
WGL Holdings, Inc.	16,419	1,355,717	(657)
WhiteWave Foods Co. (The)	68,420	3,764,387	77,396
Zeltiq Aesthetics, Inc.	37,014	2,068,342	(9,994)

			(133,424)

Total of Long Equity Positions			(122,596)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Short Positions

Common Stocks
Canada
Enbridge, Inc.	(1)	$(41)	$(1)
Potash Corp. of Saskatchewan, Inc.	(141,065)	(2,442,246)	32,856

			32,855

United States
American Axle & Manufacturing Holdings, Inc.	(38,511)	(784,854)	61,618
Analog Devices, Inc.	(233)	(19,400)	305
AT&T, Inc.	(34,493)	(1,469,747)	36,563
CenturyLink, Inc.	(31,809)	(752,283)	2,545
Columbia Banking System, Inc.	(15,861)	(639,198)	20,778
Community Bank System, Inc.	(18,587)	(1,079,347)	57,434
Consolidated Communications Holdings, Inc.	(57,601)	(1,404,888)	55,873
Dow Chemical Co. (The)	(85,198)	(5,463,141)	49,660
Eldorado Resorts, Inc.	(80,232)	(1,512,373)	(6,017)
First Interstate BancSystem, Inc.	(32,650)	(1,372,932)	78,360
FNB Corp.	(1)	(15)	—
Gartner, Inc.	(4,935)	(550,104)	17,174
Great Plains Energy, Inc.	(6,695)	(193,485)	(2,142)
Home BancShares, Inc.	(5,134)	(137,880)	(1,098)
Noble Energy, Inc.	(13,968)	(472,956)	(6,705)
People’s United Financial, Inc.	(47,704)	(897,789)	29,576
Praxair, Inc.	(9,826)	(1,165,218)	(146)
Rockwell Collins, Inc.	(22,500)	(2,217,375)	31,275
Sterling Bancorp	(47,262)	(1,167,371)	47,262
Tesoro Corp.	(33,284)	(2,840,457)	142,456
United Bankshares, Inc.	(35,144)	(1,555,122)	70,288
UnitedHealth Group, Inc.	(2)	(332)	4
Veeco Instruments, Inc.	(1,456)	(43,098)	(364)

			684,699

Total of Short Equity Positions			717,554

Total of Long and Short Equity Positions			594,958

Net Cash and Other Receivables/ (Payables) (b)			1,798,551

Swaps, at Value			$2,393,509

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	3-12 months maturity 04/20/2017	$514,744

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
Ixia	38,832	$754,002	$9,046

Private Placements
United States
Penson Technologies LLC	9,326,216	9	505,379

Total of Long Equity Positions			514,425

Net Cash and Other Receivables/ (Payables) (b)			319

Swaps, at Value			$514,744

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$640,504	$—	$640,504

BARC
Cash	—	1,878,696	1,878,696

CITG
Cash	—	1,900,827	1,900,827

CITI
Investment Companies	300,277	—	300,277

DTBK
Investment Companies	8,382,435	—	8,382,435

GSIN
Investment Companies	14,627,421	—	14,627,421

JPMC
Investment Companies	1,530,000	—	1,530,000

JPMS
Cash	—	245,413	245,413

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 110.1%
COMMON STOCKS - 29.1%
Belgium - 1.0%
Ageas(a)	101,906	3,979,503
bpost SA (a)	72,675	1,705,086
Colruyt SA (a)	5,243	257,485
Galapagos NV* (a)	11,480	993,888
KBC Group NV (a)	17,402	1,153,630
Proximus SADP (a)	16,732	524,331
Solvay SA (a)	18,268	2,228,883
UCB SA	5,513	427,634
Umicore SA (a)	42,562	2,423,868

		13,694,308

Canada - 3.2%
Air Canada(1)* (a)	373,625	3,877,148
Alimentation Couche-Tard, Inc., Class B (1)(a)	29,741	1,343,640
Atco Ltd., Class I (1)(a)	12,280	477,497
Bank of Montreal (1)(a)	18,439	1,377,257
Bank of Nova Scotia (The) (1)(a)	58,920	3,446,987
Barrick Gold Corp. (1)(a)	9,473	179,936
CAE, Inc. (1)(a)	30,854	471,447
Canadian Imperial Bank of Commerce (1)(a)	3,160	272,480
Canadian Natural Resources Ltd. (1)(a)	5,426	177,650
Canadian Tire Corp. Ltd., Class A (1)(a)	23,302	2,768,169
CCL Industries, Inc., Class B (1)(a)	1,896	413,660
CGI Group, Inc., Class A (1)*(a)	10,930	523,713
Constellation Software, Inc. (1)(a)	2,655	1,304,690
Dollarama, Inc.(1)(a)	38,899	3,223,716
Empire Co. Ltd., Class A (1)(a)	20,919	319,641
Encana Corp., Class R (1)(a)	158,988	1,862,641
George Weston Ltd. (1)(a)	21,020	1,834,004
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	28,538	1,236,715
Kinross Gold Corp. (1)*	67,295	237,330
Linamar Corp. (1)(a)	42,385	1,927,938
Loblaw Cos. Ltd. (1)(a)	4,604	249,821
Lundin Mining Corp. (1)(a)	101,318	570,645
Magna International, Inc. (1)(a)	55,857	2,410,522
Metro, Inc. (1)(a)	55,471	1,703,944
National Bank of Canada (1)(a)	43,532	1,827,896
Open Text Corp.(1)(a)	55,791	1,896,269
Ritchie Bros Auctioneers, Inc. (1)(a)	22,470	739,566
Royal Bank of Canada (1)	2,417	176,097
Saputo, Inc.(1)(a)	70,004	2,415,674
Seven Generations Energy Ltd., Class A (1)*(a)	38,215	698,293
Shaw Communications, Inc., Class B (1)	14,680	304,341
SNC-Lavalin Group, Inc. (1)(a)	9,027	354,197
Teck Resources Ltd., Class B (1)(a)	80,384	1,757,767
Yamana Gold, Inc. (1)(a)	84,138	232,196

		42,613,487

INVESTMENTS	SHARES	VALUE ($)
China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	2,724,600	2,199,695

Denmark - 1.3%
Danske Bank A/S (a)	41,614	1,418,868
GN Store Nord A/S (a)	47,300	1,104,225
H Lundbeck A/S (a)	44,074	2,045,629
ISS A/S (a)	72,758	2,750,599
TDC A/S (a)	633,553	3,262,969
Vestas Wind Systems A/S (a)	81,300	6,612,962
William Demant Holding A/S* (a)	10,040	209,804

		17,405,056

Finland - 1.4%
Cargotec OYJ, Class B (a)	35,786	1,770,308
Huhtamaki OYJ (a)	19,572	696,491
Kesko OYJ, Class B (a)	53,636	2,557,079
Metso OYJ (a)	8,405	254,346
Neste OYJ (a)	187,373	7,326,815
Nokian Renkaat OYJ (a)	9,625	401,725
Orion OYJ, Class B (a)	36,464	1,902,121
Outokumpu OYJ (a)	19,417	189,323
Stora Enso OYJ, Class R (a)	125,171	1,480,047
UPM-Kymmene OYJ (a)	113,952	2,675,487

		19,253,742

Germany - 5.5%
Allianz SE (Registered) (a)	8,421	1,561,644
Aurubis AG (a)	36,776	2,465,930
Brenntag AG (a)	4,502	252,322
Covestro AG(a) (b)	120,533	9,285,710
Deutsche Lufthansa AG (Registered) (a)	85,999	1,395,150
Deutsche Post AG (Registered) (a)	50,412	1,725,277
Evonik Industries AG (a)	105,221	3,429,621
Freenet AG (a)	46,991	1,527,478
Hannover Rueck SE (a)	6,007	692,197
HeidelbergCement AG (a)	33,858	3,170,738
Hella KGaA Hueck & Co. (a)	26,299	1,165,299
Henkel AG & Co. KGaA (Preference) (a)	4,192	537,310
HOCHTIEF AG (a)	36,186	5,980,024
Infineon Technologies AG (a)	241,591	4,944,723
KION Group AG (a)	34,542	2,254,667
LANXESS AG (a)	24,739	1,659,555
MTU Aero Engines AG (a)	1,749	227,382
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	19,789	3,873,742
OSRAM Licht AG (a)	87,470	5,485,358
Rheinmetall AG (a)	58,868	4,935,251
Salzgitter AG (a)	36,500	1,319,348
Siemens AG (Registered) (a)	26,948	3,691,128
Software AG (a)	86,399	3,413,073
STADA Arzneimittel AG (a)	55,995	3,429,539
Suedzucker AG (a)	72,674	1,821,272
Talanx AG (a)	62,143	2,190,979
Uniper SE* (a)	61,327	1,030,700

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 5.5% (continued)
Wacker Chemie AG (a)	2,112	217,741

		73,683,158

Italy - 3.1%
A2A SpA (a)	3,524,945	5,324,558
Assicurazioni Generali SpA (a)	301,600	4,785,228
Autogrill SpA (a)	88,985	883,339
BPER Banca (a)	267,145	1,333,666
Buzzi Unicem SpA (a)	41,228	1,053,849
Davide Campari-Milano SpA (a)	116,116	1,346,900
DiaSorin SpA (a)	4,101	276,604
Enel SpA (a)	1,711,905	8,055,311
Ferrari NV	12,789	953,180
Hera SpA (a)	356,383	989,998
Leonardo SpA (a)	248,816	3,528,340
Mediobanca SpA (a)	175,735	1,584,478
Moncler SpA(a)	96,337	2,110,388
Poste Italiane SpA(a) (b)	274,874	1,830,889
Prysmian SpA (a)	116,793	3,087,702
Recordati SpA (a)	68,454	2,317,875
Unipol Gruppo Finanziario SpA (a)	589,730	2,435,133

		41,897,438

Luxembourg - 0.1%
APERAM SA (a)	15,343	764,978

Malta - 0.0% (c)
Kindred Group plc, SDR	42,861	443,971

Netherlands - 2.2%
Aalberts Industries NV (a)	6,397	238,452
ABN AMRO Group NV, CVA (a)(b)	90,606	2,197,063
Aegon NV (a)	366,774	1,868,292
ASM International NV (a)	42,775	2,398,549
ASML Holding NV (a)	1,954	259,282
Koninklijke Ahold Delhaize NV (a)	64,684	1,382,286
Koninklijke DSM NV (a)	45,556	3,080,917
Koninklijke Philips NV (a)	147,408	4,735,375
Koninklijke Vopak NV (a)	11,346	494,144
NN Group NV (a)	186,813	6,067,151
Randstad Holding NV (a)	34,363	1,980,958
Wolters Kluwer NV (a)	98,272	4,078,523

		28,780,992

Norway - 0.4%
Leroy Seafood Group ASA (a)	14,843	650,029
Marine Harvest ASA* (a)	78,947	1,204,289
Norsk Hydro ASA (a)	132,017	769,359
Orkla ASA (a)	59,110	529,513
Salmar ASA (a)	25,760	555,486
Yara International ASA (a)	34,277	1,320,273

		5,028,949

Singapore - 0.6%
City Developments Ltd.	40,200	292,960
ComfortDelGro Corp. Ltd.	486,000	889,602
Genting Singapore plc	2,655,700	1,936,625
Global Logistic Properties Ltd.	89,600	178,051
SATS Ltd.	402,600	1,404,504
Singapore Airlines Ltd.	100,600	724,160
StarHub Ltd.	143,100	294,598
United Overseas Bank Ltd.	63,600	1,004,580

INVESTMENTS	SHARES	VALUE ($)
Singapore - 0.6% (continued)
Wilmar International Ltd.	376,800	950,861

		7,675,941

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA (a)	51,518	1,751,233
Aena SA (a)(b)	12,465	1,970,210
Almirall SA (a)	34,150	554,136
Banco Santander SA (a)	277,477	1,698,523
Ebro Foods SA (a)	66,575	1,345,197
Endesa SA (a)	268,141	6,293,164
Gamesa Corp. Tecnologica SA (a)	38,317	906,382
Gas Natural SDG SA (a)	49,156	1,075,227
Iberdrola SA (a)	154,279	1,102,307
Mapfre SA (a)	685,013	2,346,240
Mediaset Espana Comunicacion SA (a)	28,011	360,665
Prosegur Cia de Seguridad SA (a)	197,342	1,185,885
Repsol SA (a)	568,644	8,809,947
Tecnicas Reunidas SA (a)	44,772	1,767,724

		31,166,840

Sweden - 2.4%
Axfood AB (a)	11,942	179,331
BillerudKorsnas AB (a)	192,912	3,108,473
Boliden AB (a)	207,399	6,173,302
Bonava AB, Class B* (a)	37,964	554,772
Electrolux AB, Series B (a)	119,344	3,313,207
Holmen AB, Class B (a)	21,214	825,385
Husqvarna AB, Class B (a)	186,020	1,630,970
NCC AB, Class B (a)	144,926	3,580,471
Nibe Industrier AB, Class B (a)	71,791	573,840
Nordea Bank AB	73,803	842,007
Saab AB, Class B (a)	64,114	2,705,209
Securitas AB, Class B (a)	78,762	1,229,570
Skanska AB, Class B (a)	71,196	1,675,623
SSAB AB, Class A* (a)	422,596	1,671,143
Svenska Cellulosa AB SCA, Class B (a)	28,245	910,232
Swedish Match AB (a)	109,604	3,562,006

		32,535,541

Switzerland - 4.5%
ABB Ltd. (Registered) (a)	293,620	6,872,323
Actelion Ltd.* (a)	12,516	3,526,197
Adecco Group AG (Registered) (a)	71,764	5,095,561
Baloise Holding AG (Registered) (a)	8,747	1,201,945
Clariant AG (Registered)* (a)	80,412	1,516,725
dormakaba Holding AG*	249	198,174
Flughafen Zuerich AG (Registered) (a)	11,302	2,407,980
Geberit AG (Registered) (a)	5,353	2,306,667
Georg Fischer AG (Registered) (a)	2,929	2,663,071
Helvetia Holding AG (Registered) (a)	801	443,492
Lonza Group AG (Registered) *(a)	9,222	1,743,153
Partners Group Holding AG (a)	2,977	1,599,879
Schindler Holding AG (a)	1,747	337,933
Sika AG (a)	574	3,442,687
STMicroelectronics NV (a)	560,723	8,610,009
Straumann Holding AG (Registered) (a)	4,229	1,960,134
Swiss Life Holding AG (Registered)* (a)	6,373	2,055,056

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 4.5% (continued)
Swiss Re AG (a)	86,418	7,761,727
Temenos Group AG (Registered) (a)	35,219	2,797,265
Zurich Insurance Group AG (a)	15,800	4,216,399

		60,756,377

United Kingdom - 0.9%
Dialog Semiconductor plc *(a)	80,214	4,091,451
Fiat Chrysler Automobiles NV (a)	637,509	6,964,994
Subsea 7 SA (a)	22,123	343,344

		11,399,789

TOTAL COMMON STOCKS (Cost $335,505,129)		389,300,262

	SHARES

SHORT-TERM INVESTMENTS - 81.0%

INVESTMENT COMPANIES - 56.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (d)	5,004,488	5,004,488
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (d)	20,017,951	20,017,951
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62%(d) (e)	703,667,953	703,667,953
UBS Select Treasury Preferred Fund, Class I, 0.62% (d)	25,022,439	25,022,439

TOTAL INVESTMENT COMPANIES (Cost $753,712,831)		753,712,831

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 24.7%
U.S. Treasury Bills
0.49%, 4/6/2017 (f)	4,460,000	4,459,773
0.50%, 4/13/2017 (f)	31,121,000	31,114,745
0.47%, 4/20/2017 (f)	27,345,000	27,335,593
0.48%, 4/27/2017 (f)	13,201,000	13,194,571
0.53%, 5/11/2017 (f)	8,378,000	8,371,641
0.63%, 5/18/2017 (f)	15,782,000	15,767,749
0.61%, 5/25/2017 (f)	9,900,000	9,889,753
0.61%, 6/1/2017 (f)	7,255,000	7,246,650
0.65%, 6/15/2017 (f)	4,094,000	4,088,019
0.65%, 6/22/2017 (f)	12,982,000	12,960,294
0.63%, 7/6/2017 (f)	14,142,000	14,113,801
0.59%, 7/13/2017 (f)	25,516,000	25,460,528
0.61%, 7/20/2017 (f)	88,486,000	88,280,978
0.63%, 8/3/2017 (f)	1,581,000	1,576,766
0.62%, 8/10/2017 (f)	15,908,000	15,862,964
0.65%, 8/17/2017 (f)	3,645,000	3,634,142
0.67%, 8/24/2017 (f)	6,181,000	6,160,899
0.67%, 8/31/2017 (f)	5,720,000	5,699,900

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 24.7% (continued)
0.83%, 9/7/2017 (f)	13,305,000	13,255,931
0.91%, 9/14/2017 (f)	7,575,000	7,545,435
0.89%, 9/21/2017 (f)	8,007,000	7,973,299
0.91%, 9/28/2017 (f)	5,338,000	5,314,507

TOTAL U.S. TREASURY OBLIGATIONS (Cost $329,396,075)		329,307,938

TOTAL SHORT-TERM INVESTMENTS (Cost $1,083,108,906)		1,083,020,769

TOTAL LONG POSITIONS (Cost $1,418,614,035)		1,472,321,031

	SHARES
SHORT POSITIONS - (26.1)%
COMMON STOCKS - (26.1)%
Austria - (0.3)%
ams AG	(72,601)	(3,921,929)

Belgium - (1.0)%
Anheuser-Busch InBev SA/NV	(103,337)	(11,323,178)
Telenet Group Holding NV *	(39,264)	(2,334,053)

		(13,657,231)

Canada - (3.0)%
AltaGas Ltd. (1)	(54,982)	(1,273,411)
BlackBerry Ltd. (1)*	(251,393)	(1,947,098)
Bombardier, Inc., Class B (1)*	(1,213,656)	(1,861,757)
Cameco Corp. (1)	(227,763)	(2,521,090)
Canadian Utilities Ltd., Class A (1)	(103,008)	(3,017,778)
Cenovus Energy, Inc. (1)	(114,137)	(1,291,696)
DH Corp. (1)	(46,141)	(875,737)
Eldorado Gold Corp. (1)	(268,879)	(919,953)
Element Fleet Management Corp. (1)	(146,176)	(1,353,105)
Enbridge, Inc. (1)	(38,942)	(1,631,356)
Fairfax Financial Holdings Ltd. (1)	(2,479)	(1,128,165)
Finning International, Inc. (1)	(12,019)	(224,500)
First Quantum Minerals Ltd. (1)(a)	(24,876)	(264,314)
Franco-Nevada Corp. (1)	(17,505)	(1,146,773)
Gildan Activewear, Inc. (1)	(86,732)	(2,343,333)
Goldcorp, Inc. (1)	(56,466)	(823,732)
Hudson’s Bay Co. (1)	(4,250)	(34,547)
Imperial Oil Ltd. (1)	(50,545)	(1,540,086)
Keyera Corp. (1)	(55,881)	(1,639,221)
Methanex Corp. (1)	(73,419)	(3,440,041)
Onex Corp. (1)	(3,596)	(258,103)
Pembina Pipeline Corp. (1)	(30,017)	(951,172)
Potash Corp. of Saskatchewan, Inc. (1)	(130,012)	(2,221,207)
Power Financial Corp. (1)	(22,490)	(594,784)
PrairieSky Royalty Ltd. (1)	(47,050)	(992,761)
Silver Wheaton Corp. (1)	(50,256)	(1,047,181)
Stantec, Inc. (1)	(18,322)	(475,461)
TransCanada Corp. (1)	(30,046)	(1,386,565)
Veresen, Inc. (1)	(39,722)	(439,082)
Waste Connections, Inc. (1)	(5,235)	(462,228)
Whitecap Resources, Inc. (1)	(22,530)	(175,347)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Canada - (3.0)% (continued)
WSP Global, Inc. (1)	(48,577)	(1,715,729)

		(39,997,313)

Denmark - (1.3)%
AP Moller - Maersk A/S, Class B	(463)	(766,882)
Carlsberg A/S, Class B	(4,923)	(454,603)
Chr Hansen Holding A/S	(34,481)	(2,211,865)
Coloplast A/S, Class B	(42,396)	(3,310,940)
DONG Energy A/S(b)	(10,464)	(402,955)
DSV A/S	(28,281)	(1,462,782)
Genmab A/S *	(2,019)	(388,516)
Novo Nordisk A/S, Class B	(75,025)	(2,576,278)
Novozymes A/S, Class B	(120,612)	(4,778,601)
Tryg A/S	(58,483)	(1,060,367)

		(17,413,789)

Finland - (1.1)%
Fortum OYJ	(21,267)	(336,615)
Kone OYJ, Class B	(32,912)	(1,445,771)
Nokia OYJ	(1,723,257)	(9,262,237)
Sampo OYJ, Class A	(42,533)	(2,018,224)
Wartsila OYJ Abp	(32,937)	(1,760,910)

		(14,823,757)

Germany - (4.5)%
adidas AG	(3,733)	(710,136)
Axel Springer SE	(31,330)	(1,729,395)
Bayerische Motoren Werke AG	(39,428)	(3,597,483)
Beiersdorf AG	(11,469)	(1,085,301)
Bilfinger SE	(37,567)	(1,447,571)
Commerzbank AG	(361,430)	(3,274,670)
Daimler AG (Registered)	(6,492)	(479,107)
Deutsche Bank AG (Registered)	(245,546)	(4,221,184)
Deutsche Telekom AG (Registered)	(34,000)	(595,770)
Duerr AG	(13,141)	(1,172,644)
E.ON SE	(659,195)	(5,240,672)
Fresenius Medical Care AG & Co. KGaA	(11,114)	(937,150)
FUCHS PETROLUB SE (Preference)	(5,580)	(272,025)
GEA Group AG	(50,828)	(2,159,351)
HUGO BOSS AG	(31,146)	(2,271,273)
K+S AG (Registered)	(46,704)	(1,085,589)
Krones AG	(5,162)	(578,825)
MAN SE	(8,147)	(839,771)
Merck KGaA	(24,708)	(2,815,556)
Nordex SE*	(29,782)	(416,385)
ProSiebenSat.1 Media SE	(83,093)	(3,679,415)
RWE AG*	(65,301)	(1,082,166)
Sartorius AG (Preference)	(8,283)	(726,464)
Schaeffler AG (Preference)	(26,436)	(464,398)
Symrise AG	(18,361)	(1,221,033)
Telefonica Deutschland Holding AG	(604,691)	(2,997,935)
thyssenkrupp AG	(7,431)	(182,043)
United Internet AG (Registered)	(94,034)	(4,159,282)
Volkswagen AG (Preference)	(55,294)	(8,060,794)
Zalando SE*(b)	(73,403)	(2,966,747)

		(60,470,135)

Hong Kong - 0.0% (c)
Hutchison Port Holdings Trust, Class U(1)	(910,700)	(359,727)

Italy - (2.6)%
Atlantia SpA	(23,997)	(619,030)
Azimut Holding SpA	(208,771)	(3,625,392)
Banca Generali SpA	(81,541)	(2,131,304)
Banco BPM SpA	(1,632,565)	(4,845,322)

INVESTMENTS	SHARES	VALUE ($)
Italy - (2.6)% (continued)
FinecoBank Banca Fineco SpA	(131,681)	(895,491)
Luxottica Group SpA	(86,860)	(4,793,498)
Mediaset SpA	(460,037)	(1,899,828)
Saipem SpA *	(4,154,801)	(1,887,109)
Salvatore Ferragamo SpA	(134,536)	(4,027,574)
Telecom Italia SpA *	(1,939,199)	(1,745,640)
Terna Rete Elettrica Nazionale SpA	(258,664)	(1,282,318)
UniCredit SpA *	(305,107)	(4,703,322)
UnipolSai Assicurazioni SpA	(254,118)	(561,326)
Yoox Net-A-Porter Group SpA *	(82,502)	(1,960,945)

		(34,978,099)

Luxembourg - (0.7)%
Tenaris SA	(485,804)	(8,400,700)

Netherlands - (1.3)%
Altice NV, Class A *	(390,776)	(8,838,860)
Boskalis Westminster	(5,607)	(193,176)
Gemalto NV	(3,239)	(180,691)
Heineken NV	(22,447)	(1,910,204)
Koninklijke KPN NV	(967,396)	(2,908,398)
OCI NV *	(18,893)	(362,574)
SBM Offshore NV	(185,401)	(3,039,587)

		(17,433,490)

Norway - (0.4)%
Gjensidige Forsikring ASA	(13,943)	(212,409)
Schibsted ASA, Class A	(116,132)	(2,989,478)
Statoil ASA	(131,757)	(2,264,712)

		(5,466,599)

Singapore - (0.7)%
CapitaLand Ltd.	(501,700)	(1,302,225)
Jardine Cycle & Carriage Ltd.	(5,500)	(172,270)
Keppel Corp. Ltd.	(828,300)	(4,108,549)
Singapore Post Ltd.	(2,650,000)	(2,576,262)
Singapore Press Holdings Ltd.	(86,700)	(220,014)
Singapore Telecommunications Ltd.	(215,100)	(602,782)
UOL Group Ltd.	(111,000)	(552,951)

		(9,535,053)

Spain - (2.3)%
Abertis Infraestructuras SA	(85,136)	(1,370,490)
Acciona SA	(3,266)	(261,227)
Acerinox SA	(53,882)	(753,174)
Amadeus IT Group SA, Class A	(4,043)	(204,853)
Atresmedia Corp. de Medios de Comunicacion SA	(93,133)	(1,174,969)
Banco Popular Espanol SA *	(3,076,193)	(2,982,981)
Bankia SA	(1,615,751)	(1,839,208)
Cellnex Telecom SA (b)	(351,235)	(5,784,802)
Distribuidora Internacional de Alimentacion SA	(311,134)	(1,798,387)
Ferrovial SA	(285,502)	(5,706,446)
Grifols SA	(115,333)	(2,829,694)
Industria de Diseno Textil SA	(118,332)	(4,167,247)
Red Electrica Corp. SA	(83,726)	(1,605,397)
Zardoya Otis SA	(56,626)	(522,893)

		(31,001,768)

Sweden - (2.4)%
Alfa Laval AB	(89,490)	(1,686,690)
Assa Abloy AB, Class B	(217,332)	(4,467,846)
Elekta AB, Class B	(30,480)	(297,738)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - (2.4)% (continued)
Getinge AB, Class B	(92,012)	(1,613,294)
Hennes & Mauritz AB, Class B	(319,634)	(8,157,317)
Hexagon AB, Class B	(56,884)	(2,283,025)
Hexpol AB	(69,142)	(708,950)
Modern Times Group MTG AB, Class B	(9,517)	(318,215)
Svenska Handelsbanken AB, Class A	(289,005)	(3,960,541)
Swedish Orphan Biovitrum AB *	(12,708)	(182,464)
Tele2 AB, Class B	(267,963)	(2,557,716)
Telefonaktiebolaget LM Ericsson, Class B	(604,966)	(4,038,976)
Telia Co. AB	(448,523)	(1,880,361)
Trelleborg AB, Class B	(13,011)	(278,548)

		(32,431,681)

Switzerland - (3.2)%
Aryzta AG *	(73,441)	(2,358,113)
Barry Callebaut AG (Registered) *	(469)	(613,225)
Chocoladefabriken Lindt & Spruengli AG	(748)	(4,238,395)
Cie Financiere Richemont SA (Registered)	(69,739)	(5,513,717)
Credit Suisse Group AG (Registered) *	(404,826)	(6,023,254)
Dufry AG (Registered) *	(23,046)	(3,508,982)
EMS-Chemie Holding AG (Registered)	(429)	(249,845)
Galenica AG (Registered)	(1,695)	(1,786,950)
GAM Holding AG *	(54,390)	(670,200)
Givaudan SA (Registered)	(399)	(718,618)
Julius Baer Group Ltd. *	(42,211)	(2,108,694)
Kuehne + Nagel International AG (Registered)	(1,456)	(205,592)
Nestle SA (Registered)	(7,236)	(555,376)
Novartis AG (Registered)	(27,126)	(2,014,311)
OC Oerlikon Corp. AG (Registered) *	(136,982)	(1,462,719)
SGS SA (Registered)	(145)	(309,230)
Sonova Holding AG (Registered)	(2,857)	(396,309)
Sunrise Communications Group AG *(b)	(2,577)	(194,153)
Swatch Group AG (The)	(17,443)	(6,245,079)
Swisscom AG (Registered)	(7,733)	(3,564,608)

		(42,737,370)

United Kingdom - (1.0)%
CNH Industrial NV	(187,602)	(1,805,685)
RELX NV (a)	(9,568)	(177,502)
Unilever NV, CVA	(219,785)	(10,912,139)

		(12,895,326)

United States - (0.3)%
QIAGEN NV *	(64,379)	(1,868,863)
Valeant Pharmaceuticals International, Inc. (1)*	(176,730)	(1,952,223)

		(3,821,086)

TOTAL COMMON STOCKS (Proceeds $(331,164,726))		(349,345,053)

INVESTMENTS	VALUE ($)
TOTAL SHORT POSITIONS (Proceeds $(331,164,726))	(349,345,053)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 84.0% (Cost $1,087,449,309)	1,122,975,978
OTHER ASSETS IN EXCESS OF LIABILITIES - 16.0% (g)	214,665,695

NET ASSETS - 100.0%	1,337,641,673

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(51,304,852)	(3.8)%
Consumer Staples	(9,592,921)	(0.7)
Energy	(7,953,338)	(0.6)
Financials	20,011,696	1.5
Health Care	(3,205,810)	(0.2)
Industrials	59,806,134	4.4
Information Technology	3,365,196	0.3
Materials	36,316,425	2.7
Real Estate	(1,384,165)	(0.1)
Telecommunication Services	(17,222,788)	(1.3)
Utilities	11,119,632	0.8
Short-Term Investments	1,083,020,769	81.0

Total Investments In Securities At Value	1,122,975,978	84.0
Other Assets in Excess of Liabilities (g)	214,665,695	16.0

Net Assets	$1,337,641,673	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $353,618,937. In addition, $23,431,640 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $5,935,215, which represents approximately 0.44% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	All or portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA	-	Dutch Certification
OYJ	-	Public Traded Company
Preference	-	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	-	Limited partnership with share capital
SDR	-	Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	1,676,000	$1,252,277	$1,261,678	$9,401
Swiss Franc, Expiring 06/21/17	CITI	CHF	664,400	663,605	666,481	2,876
Swiss Franc, Expiring 06/21/17	JPMC	CHF	294,600	293,196	295,524	2,328
Danish Krone, Expiring 06/21/17	CITI	DKK	33,192,000	4,755,636	4,778,967	23,331
Euro, Expiring 06/21/17	CITI	EUR	10,328,000	11,027,428	11,059,718	32,290
Norwegian Krone, Expiring 06/21/17	CITI	NOK	784,600	93,003	91,455	(1,548)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	953,400	113,355	111,130	(2,225)
Swedish Krona, Expiring 06/21/17	CITI	SEK	29,194,000	3,267,270	3,270,661	3,391
Singapore Dollar, Expiring 06/21/17	CITI	SGD	951,600	675,663	680,690	5,027
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	431,400	306,268	308,586	2,318

				$22,447,701	$22,524,890	$77,189

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	(1,859,718)	$(1,408,040)	$(1,399,981)	$8,059
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	(1,559,576)	(1,174,716)	(1,174,036)	680
Swiss Franc, Expiring 06/21/17	CITI	CHF	(5,531,000)	(5,568,765)	(5,548,333)	20,432
Danish Krone, Expiring 06/21/17	CITI	DKK	(9,358,000)	(1,335,930)	(1,347,361)	(11,431)
Danish Krone, Expiring 06/21/17	JPMC	DKK	(12,690,000)	(1,808,894)	(1,827,100)	(18,206)
Euro, Expiring 06/21/17	CITI	EUR	(19,487,200)	(20,721,869)	(20,867,828)	(145,959)
Euro, Expiring 06/21/17	JPMC	EUR	(21,007,800)	(22,325,797)	(22,496,160)	(170,363)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(160,000)	(20,638)	(20,624)	14
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(240,000)	(30,959)	(30,934)	25
Norwegian Krone, Expiring 06/21/17	CITI	NOK	(895,000)	(105,691)	(104,322)	1,369
Swedish Krona, Expiring 06/21/17	CITI	SEK	(12,749,600)	(1,427,969)	(1,428,361)	(392)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(7,937,400)	$(885,612)	$(889,244)	$(3,632)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	(507,000)	(360,827)	(362,662)	(1,835)

				(57,175,707)	(57,496,946)	(321,239)

				$(34,728,006)	$(34,972,056)	$(244,050)

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps* Outstanding at March 31, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	19-49 months maturity 10/16/2018	$13,784,488

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
Japan
Aisin Seiki Co. Ltd.	3,900	$197,444	$(5,361)
Alfresa Holdings Corp.	69,800	1,431,496	(218,087)
Amada Holdings Co. Ltd.	317,500	3,058,506	575,918
Aozora Bank Ltd.	801,000	2,850,285	106,781
Asahi Glass Co. Ltd.	41,000	338,991	(6,334)
Asahi Group Holdings Ltd.	7,600	252,183	35,585
Asahi Kasei Corp.	169,000	1,606,684	35,392
Astellas Pharma, Inc.	265,400	3,654,720	(154,379)
Bandai Namco Holdings, Inc.	151,500	3,737,349	803,964
Brother Industries Ltd.	75,200	1,404,412	168,184
Chiyoda Corp.	125,000	783,670	24,810
Chubu Electric Power Co., Inc.	277,000	3,618,071	102,857
Chugoku Bank Ltd. (The)	17,300	210,824	41,663
Citizen Watch Co. Ltd.	304,500	1,483,443	469,105
Coca-Cola Bottlers Japan, Inc.	5,500	154,487	23,218
Daicel Corp.	29,800	337,973	21,876
Daiichi Sankyo Co. Ltd.	106,600	2,421,015	(16,003)
DeNA Co. Ltd.	88,100	2,011,329	(217,784)
Disco Corp.	4,600	409,158	293,236
Ezaki Glico Co. Ltd.	8,300	380,690	22,978
FUJIFILM Holdings Corp.	59,800	2,269,799	74,232
Fujitsu Ltd.	978,000	5,489,748	513,590
Gunma Bank Ltd. (The)	243,800	1,092,782	179,106
Hakuhodo DY Holdings, Inc.	140,800	1,625,875	48,944
Haseko Corp.	251,100	2,660,691	61,612
Hikari Tsushin, Inc.	5,600	506,289	40,502
Hisamitsu Pharmaceutical Co., Inc.	11,200	617,612	23,619
Hitachi Capital Corp.	10,500	242,196	12,315
Hitachi Chemical Co. Ltd.	207,100	4,155,215	1,597,727
Hitachi Construction Machinery Co. Ltd.	40,100	789,509	213,884
Hitachi High-Technologies Corp.	103,100	3,571,223	640,376
Hoya Corp.	21,000	704,208	310,318

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Idemitsu Kosan Co. Ltd.	135,500	$2,783,922	$1,932,734
Hitachi Metals Ltd.	30,000	317,822	104,150
Inpex Corp.	122,300	1,118,868	87,129
Ito En Ltd.	7,800	240,120	45,067
ITOCHU Corp.	116,200	1,373,946	280,318
Itochu Techno-Solutions Corp.	134,100	3,011,975	945,309
Japan Airlines Co. Ltd.	44,500	1,426,774	(13,901)
Japan Petroleum Exploration Co. Ltd.	45,700	946,570	102,538
JTEKT Corp.	50,200	626,238	154,720
JXTG Holdings, Inc.	715,100	2,926,671	594,158
Kajima Corp.	221,000	1,505,225	(59,652)
Kaken Pharmaceutical Co. Ltd.	8,300	473,627	(3,724)
Kamigumi Co. Ltd.	117,000	1,080,455	(66,478)
Kaneka Corp.	244,000	1,757,393	67,532
Kewpie Corp.	25,600	699,111	28,696
Kobayashi Pharmaceutical Co. Ltd.	5,300	215,532	41,897
Konami Holdings Corp.	79,500	2,851,098	525,623
Konica Minolta, Inc.	160,800	1,291,194	151,117
Kuraray Co. Ltd.	116,100	1,491,553	274,631
Kurita Water Industries Ltd.	10,500	220,560	34,407
Kyocera Corp.	6,700	302,844	71,468
Lion Corp.	157,000	2,511,221	318,240
Matsumotokiyoshi Holdings Co. Ltd.	34,300	1,631,108	2,845
Medipal Holdings Corp.	106,400	1,752,157	(80,383)
Miraca Holdings, Inc.	14,200	581,110	70,899
Mitsubishi Chemical Holdings Corp.	119,700	657,057	272,286
Mitsubishi Corp.	142,200	3,224,333	(142,493)
Mitsubishi Electric Corp.	133,900	1,562,072	367,199
Mitsubishi Gas Chemical Co., Inc.	186,900	2,589,762	1,303,060
Mitsubishi Tanabe Pharma Corp.	134,700	2,209,193	603,215
Mitsubishi UFJ Financial Group, Inc.	126,000	862,025	(68,330)
Mitsui Chemicals, Inc.	935,000	3,850,922	781,310
Mixi, Inc.	85,700	2,947,199	1,198,252

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mizuho Financial Group, Inc.	1,770,600	$3,359,377	$(109,304)
MS&AD Insurance Group Holdings, Inc.	172,800	4,767,600	751,736
Nabtesco Corp.	9,300	243,990	3,484
Nexon Co. Ltd.	47,000	695,238	52,165
NH Foods Ltd.	32,000	809,171	50,493
NHK Spring Co. Ltd.	160,700	1,308,235	471,024
Nikon Corp.	72,100	1,008,806	38,941
Nippon Express Co. Ltd.	591,000	2,704,575	337,464
Nippon Shinyaku Co. Ltd.	10,900	567,694	(11,082)
Nippon Shokubai Co. Ltd.	25,000	1,422,637	283,340
Nippon Telegraph & Telephone Corp.	104,100	4,486,370	(35,750)
Nisshin Seifun Group, Inc.	15,100	245,294	(19,548)
Nitori Holdings Co. Ltd.	14,000	1,490,661	287,327
Nitto Denko Corp.	8,500	689,031	(31,471)
Nomura Research Institute Ltd.	12,004	397,830	44,695
Obayashi Corp.	97,300	934,656	(22,294)
Oji Holdings Corp.	155,000	566,879	160,045
Oracle Corp. Japan	22,600	1,261,755	33,884
ORIX Corp.	122,900	1,910,458	(86,310)
Osaka Gas Co. Ltd.	207,000	752,797	36,491
Otsuka Corp.	23,800	1,077,955	215,228
Pola Orbis Holdings, Inc.	31,600	661,216	102,320
Resona Holdings, Inc.	920,800	4,517,567	432,541
Rohm Co. Ltd.	13,700	525,744	386,333
Sankyo Co. Ltd.	42,000	1,565,392	(158,607)
Sega Sammy Holdings, Inc.	114,700	1,736,236	(193,516)
Seiko Epson Corp.	119,500	1,775,066	746,261
Sekisui Chemical Co. Ltd.	128,300	1,705,435	457,453
Shimamura Co. Ltd.	18,600	2,215,597	250,105
Shin-Etsu Chemical Co. Ltd.	24,100	1,531,133	563,623
Shinsei Bank Ltd.	738,000	1,382,900	(23,044)
Shionogi & Co. Ltd.	38,300	1,935,331	47,368
Sojitz Corp.	2,134,400	4,772,663	590,933
Sompo Holdings, Inc.	49,900	1,615,691	217,557
Square Enix Holdings Co. Ltd.	122,300	3,464,240	7,471
Start Today Co. Ltd.	43,100	812,112	145,731
Subaru Corp.	55,400	1,915,353	116,624

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sugi Holdings Co. Ltd.	4,900	$261,229	$(36,056)
Sumitomo Chemical Co. Ltd.	144,000	630,065	176,494
Sumitomo Corp.	103,400	970,629	424,327
Sumitomo Dainippon Pharma Co. Ltd.	147,900	2,568,885	(121,529)
Sumitomo Electric Industries Ltd.	152,700	1,984,573	553,817
Sumitomo Heavy Industries Ltd.	461,000	2,499,523	723,452
Sumitomo Mitsui Financial Group, Inc.	65,600	2,565,176	(177,417)
Sumitomo Mitsui Trust Holdings, Inc.	89,500	2,729,789	371,558
Sumitomo Rubber Industries Ltd.	76,400	1,075,998	227,545
Suzuken Co. Ltd.	61,000	1,978,739	25,792
Suzuki Motor Corp.	49,900	1,249,596	822,937
Taiheiyo Cement Corp.	161,000	402,674	137,591
Taisei Corp.	238,000	1,697,074	43,451
Teijin Ltd.	103,300	1,792,672	157,885
THK Co. Ltd.	24,200	632,263	(21,781)
Toho Gas Co. Ltd.	67,000	494,720	(19,511)
Tokio Marine Holdings, Inc.	26,100	1,147,339	(44,240)
Tokyo Broadcasting System Holdings, Inc.	39,800	528,291	185,641
Tokyo Electron Ltd.	9,000	717,493	267,795
Tokyo Gas Co. Ltd.	197,000	783,998	115,721
Toppan Printing Co. Ltd.	231,000	1,923,884	437,202
Tosoh Corp.	525,000	2,786,587	1,832,640
Toyo Seikan Group Holdings Ltd.	17,100	323,191	(44,930)
Toyo Suisan Kaisha Ltd.	40,900	1,608,984	(83,115)
Toyoda Gosei Co. Ltd.	66,600	1,299,010	399,631
Toyota Boshoku Corp.	140,800	2,840,179	434,618
Toyota Tsusho Corp.	87,400	1,793,527	859,298
Yamazaki Baking Co. Ltd.	20,300	505,218	(87,249)
Yokogawa Electric Corp.	62,800	751,636	238,772

			29,687,733

Total of Long Equity Positions			29,687,733

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock
Japan
ABC-Mart, Inc.	(4,300)	$(256,893)	$4,863
Aeon Co. Ltd.	(384,900)	(5,449,738)	(186,180)
AEON Financial Service Co. Ltd.	(153,600)	(3,008,417)	108,146
Air Water, Inc.	(11,700)	(201,237)	(15,093)
Alps Electric Co. Ltd.	(221,000)	(5,275,264)	(991,127)
ANA Holdings, Inc.	(323,000)	(841,131)	(146,766)
Asics Corp.	(238,700)	(4,728,041)	887,443
Bank of Kyoto Ltd. (The)	(350,000)	(2,389,337)	(165,343)
Calbee, Inc.	(195,100)	(6,910,219)	246,352
Casio Computer Co. Ltd.	(118,700)	(1,678,820)	23,901
Chiba Bank Ltd. (The)	(110,000)	(617,757)	(90,057)
Chugai Pharmaceutical Co. Ltd.	(94,600)	(3,017,662)	(238,780)
Chugoku Electric Power Co., Inc. (The)	(476,900)	(5,593,253)	302,168
Concordia Financial Group Ltd.	(250,300)	(1,177,408)	16,991
Daiwa Securities Group, Inc.	(41,000)	(224,830)	(25,330)
Dentsu, Inc.	(5,500)	(278,254)	(21,286)
Don Quijote Holdings Co. Ltd.	(117,100)	(4,081,719)	5,893
East Japan Railway Co.	(2,000)	(171,232)	(3,411)
Eisai Co. Ltd.	(28,100)	(1,612,209)	152,914
Electric Power Development Co. Ltd.	(212,500)	(4,913,356)	(80,177)
FamilyMart UNY Holdings Co. Ltd.	(7,600)	(448,547)	(4,922)
FANUC Corp.	(8,500)	(1,239,361)	(510,546)
Fast Retailing Co. Ltd.	(12,000)	(3,169,151)	(607,049)
Hamamatsu Photonics KK	(123,500)	(3,276,505)	(288,021)
Hirose Electric Co. Ltd.	(1,500)	(180,218)	(27,592)
Hokuriku Electric Power Co.	(219,900)	(2,407,826)	268,685
Honda Motor Co. Ltd.	(77,900)	(2,239,895)	(111,832)
Hoshizaki Corp.	(3,100)	(256,466)	11,436
IHI Corp.	(509,000)	(1,235,687)	(374,378)
Isetan Mitsukoshi Holdings Ltd.	(292,200)	(2,524,383)	(687,270)
Iyo Bank Ltd. (The)	(118,200)	(772,788)	(24,769)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Izumi Co. Ltd.	(23,200)	$(912,933)	$(128,932)
J Front Retailing Co. Ltd.	(53,100)	(562,908)	(225,847)
Japan Post Bank Co. Ltd.	(21,300)	(225,988)	(38,471)
Japan Post Holdings Co. Ltd.	(23,100)	(285,489)	(4,996)
Japan Post Insurance Co. Ltd.	(8,000)	(182,258)	(1,121)
JFE Holdings, Inc.	(114,000)	(1,772,449)	(188,313)
JGC Corp.	(102,300)	(1,739,727)	(41,879)
Kakaku.com, Inc.	(168,800)	(2,655,496)	351,113
Kansai Electric Power Co., Inc. (The)	(187,200)	(1,498,125)	(805,316)
Kansai Paint Co. Ltd.	(47,100)	(881,106)	(124,071)
Kawasaki Heavy Industries Ltd.	(109,000)	(335,359)	4,234
Keihan Holdings Co. Ltd.	(213,000)	(1,381,129)	76,312
Keikyu Corp.	(323,000)	(3,019,696)	(533,565)
Keio Corp.	(271,000)	(2,243,250)	90,315
Keisei Electric Railway Co. Ltd.	(41,100)	(1,054,445)	97,804
Kikkoman Corp.	(49,000)	(1,652,051)	187,607
Kintetsu Group Holdings Co. Ltd.	(703,000)	(2,676,075)	134,494
Kobe Steel Ltd.	(495,600)	(4,286,454)	(248,487)
Kose Corp.	(2,200)	(193,132)	(6,806)
Kubota Corp.	(11,500)	(161,378)	(11,967)
Kyowa Hakko Kirin Co. Ltd.	(17,900)	(294,075)	9,643
Kyushu Electric Power Co., Inc.	(297,300)	(2,830,395)	(346,561)
Kyushu Railway Co.	(38,700)	(1,300,661)	110,106
Lawson, Inc.	(13,900)	(958,345)	13,204
LIXIL Group Corp.	(25,300)	(652,227)	9,211
Mabuchi Motor Co. Ltd.	(13,700)	(605,738)	(167,610)
Marui Group Co. Ltd.	(308,900)	(4,449,334)	240,210
MINEBEA MITSUMI, Inc.	(174,000)	(1,670,024)	(656,399)
MISUMI Group, Inc.	(78,500)	(1,214,452)	(210,663)
Mitsubishi Heavy Industries Ltd.	(252,000)	(979,765)	(34,221)
Mitsubishi Logistics Corp.	(232,000)	(3,076,602)	(126,180)
Mitsubishi Motors Corp.	(600,900)	(3,629,791)	25,125
Mitsui OSK Lines Ltd.	(60,000)	(129,290)	(59,269)
MonotaRO Co. Ltd.	(123,200)	(2,954,043)	(864,002)
Murata Manufacturing Co. Ltd.	(12,300)	(1,631,205)	(121,122)
Nagoya Railroad Co. Ltd.	(381,000)	(1,899,882)	181,695

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
NGK Spark Plug Co. Ltd.	(259,000)	$(4,839,769)	$(1,099,473)
Nidec Corp.	(25,400)	(1,910,946)	(514,870)
Nifco, Inc.	(4,500)	(223,251)	(2,907)
Nippon Paint Holdings Co. Ltd.	(56,300)	(1,566,894)	(399,480)
Nippon Yusen KK	(1,887,000)	(3,463,058)	(520,814)
Nissin Foods Holdings Co. Ltd.	(4,400)	(242,066)	(2,373)
NOK Corp.	(21,900)	(441,266)	(70,262)
Obic Co. Ltd.	(13,100)	(628,456)	2,608
Odakyu Electric Railway Co. Ltd.	(219,100)	(4,586,978)	313,956
Olympus Corp.	(29,400)	(1,019,180)	(115,559)
Ono Pharmaceutical Co. Ltd.	(90,200)	(2,258,366)	387,818
Orient Corp.	(535,400)	(966,533)	(3,376)
Oriental Land Co. Ltd.	(68,700)	(4,226,342)	277,122
Park24 Co. Ltd.	(6,700)	(208,588)	32,551
Pigeon Corp.	(140,900)	(3,733,266)	(787,770)
Rakuten, Inc.	(179,400)	(1,837,285)	34,740
Recruit Holdings Co. Ltd.	(6,000)	(293,523)	(13,351)
Ricoh Co. Ltd.	(473,500)	(3,981,951)	76,045
Rinnai Corp.	(11,700)	(988,572)	56,526
Ryohin Keikaku Co. Ltd.	(12,700)	(2,674,702)	(117,083)
Santen Pharmaceutical Co. Ltd.	(90,200)	(1,240,587)	(69,584)
Sawai Pharmaceutical Co. Ltd.	(4,900)	(310,070)	44,039
Seibu Holdings, Inc.	(81,100)	(1,392,014)	50,471
Seven Bank Ltd.	(1,472,100)	(4,458,039)	(362,830)
Shikoku Electric Power Co., Inc.	(327,900)	(3,430,287)	(181,886)
Shimano, Inc.	(37,700)	(5,540,123)	18,276
Shiseido Co. Ltd.	(61,100)	(1,508,984)	(99,210)
Shizuoka Bank Ltd. (The)	(84,000)	(618,578)	(66,434)
SMC Corp.	(4,000)	(1,090,607)	(95,252)
Sohgo Security Services Co. Ltd.	(22,900)	(1,086,059)	228,280
Sony Financial Holdings, Inc.	(333,400)	(4,439,627)	(914,643)
Sosei Group Corp.	(15,200)	(1,860,897)	376,547
Stanley Electric Co. Ltd.	(32,100)	(666,860)	(250,856)
Sumco Corp.	(37,600)	(198,574)	(429,505)
Suntory Beverage & Food Ltd.	(4,200)	(180,112)	2,682
Sysmex Corp.	(18,400)	(1,079,555)	(39,923)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	(2,900)	$(275,589)	$39,461
Taiyo Nippon Sanso Corp.	(57,700)	(511,990)	(163,435)
Tobu Railway Co. Ltd.	(331,000)	(1,587,818)	(93,304)
Tokyo Electric Power Co. Holdings, Inc.	(155,900)	(617,734)	6,639
Tokyu Corp.	(79,000)	(634,460)	73,155
Toray Industries, Inc.	(69,000)	(590,459)	(23,647)
TOTO Ltd.	(19,100)	(709,681)	(12,858)
Toyota Industries Corp.	(81,700)	(3,350,285)	(713,891)
Unicharm Corp.	(163,000)	(3,115,510)	(801,795)
USS Co. Ltd.	(22,200)	(351,424)	(20,392)
Yahoo Japan Corp.	(375,000)	(1,694,243)	(44,426)
Yakult Honsha Co. Ltd.	(120,400)	(5,542,697)	(1,158,119)
Yamaha Motor Co. Ltd.	(165,900)	(2,872,653)	(1,121,678)
Yamato Holdings Co. Ltd.	(66,800)	(1,354,290)	(45,454)
Yaskawa Electric Corp.	(188,500)	(2,350,471)	(1,445,603)
Yokohama Rubber Co. Ltd. (The)	(12,300)	(244,220)	3,154

			(15,763,835)

Total of Short Equity Positions			(15,763,835)

Total of Long and Short Equity Positions			13,923,898

Net Cash and Other Receivables/ (Payables) (b)			(139,410)

Swaps, at Value			$13,784,488

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	6-25 months maturity 10/13/2017	$67,996,170

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
Bermuda
Aspen Insurance Holdings Ltd.	26,338	$1,260,155	$110,738
Marvell Technology Group Ltd.	69,750	691,257	373,128

			483,866

Panama
Copa Holdings SA	1,752	173,561	23,101

United States
3M Co.	2,094	356,394	44,251
AbbVie, Inc.	67,141	4,396,285	(21,377)
Accenture plc	14,616	1,748,074	4,092
Activision Blizzard, Inc.	53,059	2,280,057	365,465
Adobe Systems, Inc.	14,603	1,490,625	409,664
Advanced Micro Devices, Inc.	28,682	223,173	194,150
AdvanSix, Inc.	24,425	514,037	153,254
Aetna, Inc.	77,761	9,546,052	372,363
Aflac, Inc.	101,020	7,129,428	186,440
AGCO Corp.	16,278	839,602	140,008
Agilent Technologies, Inc.	61,269	2,799,373	439,919
Akamai Technologies, Inc.	24,008	1,362,232	71,046
Alaska Air Group, Inc.	30,737	2,951,926	(117,360)
Alexion Pharmaceuticals, Inc.	15,688	1,922,515	(20,502)
Allstate Corp. (The)	70,952	4,821,658	960,221
Alphabet, Inc.	3,372	2,461,762	397,019
Altria Group, Inc.	22,552	1,477,971	132,693
AMC Networks, Inc.	20,708	1,035,302	179,844
Amdocs Ltd.	35,591	2,047,787	122,908
Ameren Corp.	94,094	4,662,170	474,421
American Eagle Outfitters, Inc.	226,423	3,412,633	(235,918)
American Electric Power Co., Inc.	110,017	7,188,843	196,599
American Financial Group, Inc.	23,349	1,694,123	533,838
American International Group, Inc.	11,302	647,492	58,092
American Water Works Co., Inc.	19,057	1,445,386	36,677
Ameriprise Financial, Inc.	33,667	3,372,648	993,288
Amgen, Inc.	72,517	12,107,474	(209,610)
Anadarko Petroleum Corp.	39,127	2,587,556	(161,682)
Anthem, Inc.	62,929	8,838,958	1,568,240

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AO Smith Corp.	61,290	$2,767,283	$368,313
Apple, Inc.	1,236	177,972	(409)
Applied Materials, Inc.	144,056	4,160,994	1,442,784
Archer-Daniels-Midland Co.	67,759	2,959,036	160,589
Arrow Electronics, Inc.	66,619	4,388,834	501,667
Assurant, Inc.	13,419	1,138,063	145,733
Assured Guaranty Ltd.	182,768	5,584,258	1,198,263
Avery Dennison Corp.	81,287	6,200,141	351,592
Avnet, Inc.	91,693	3,759,549	436,323
Axis Capital Holdings Ltd.	25,555	1,411,658	301,293
BancorpSouth, Inc.	26,731	670,352	138,261
Bank of America Corp.	79,332	1,794,107	77,335
Bank of New York Mellon Corp. (The)	54,884	2,466,794	125,378
Baxter International, Inc.	138,134	6,387,860	775,769
BB&T Corp.	8,617	406,377	(21,197)
Bed Bath & Beyond, Inc.	4,520	179,658	(1,299)
Belden, Inc.	14,440	993,145	5,959
Bemis Co., Inc.	39,094	1,980,219	(70,086)
Best Buy Co., Inc.	58,849	1,832,065	1,060,364
Big Lots, Inc.	56,295	2,936,234	(195,794)
Biogen, Inc.	39,228	10,920,627	(194,907)
Bioverativ, Inc.	5,593	294,683	9,912
Boeing Co. (The)	48,249	7,985,548	547,771
Booz Allen Hamilton Holding Corp.	65,253	2,110,742	198,562
Boston Beer Co., Inc. (The)	3,583	549,397	(31,117)
Boston Scientific Corp.	20,364	469,243	37,210
Brinker International, Inc.	4,471	206,158	(9,613)
Brixmor Property Group, Inc.	44,743	944,429	15,756
Broadridge Financial Solutions, Inc.	34,720	2,257,908	101,316
Brocade Communications Systems, Inc.	113,668	1,097,124	321,453
Bruker Corp.	203,761	4,913,218	(159,474)
Brunswick Corp.	77,997	3,866,765	906,652
Bunge Ltd.	45,596	3,535,959	77,980
Burlington Stores, Inc.	49,706	4,071,740	764,157
BWX Technologies, Inc.	101,651	3,736,395	1,102,193
CA, Inc.	111,534	3,640,513	(102,654)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cabot Corp.	73,398	$3,700,474	$696,800
Cadence Design Systems, Inc.	70,821	1,762,026	461,753
Campbell Soup Co.	17,550	999,012	5,550
Capital One Financial Corp.	57,818	4,846,615	163,893
Cardinal Health, Inc.	14,938	1,219,449	(1,255)
Carlisle Cos., Inc.	52,691	5,366,243	240,606
Carter’s, Inc.	20,730	2,122,546	(260,992)
CBS Corp. (Non-Voting)	2,975	185,544	20,802
CDK Global, Inc.	28,996	1,908,929	(23,899)
CDW Corp.	39,519	1,674,156	606,486
Celanese Corp.	42,556	2,829,290	994,367
Celgene Corp.	15,439	1,701,451	219,624
Centene Corp.	45,489	3,233,514	8,033
CenterPoint Energy, Inc.	22,048	497,910	109,953
Charles River Laboratories International, Inc.	48,091	4,169,374	156,411
Cheesecake Factory, Inc. (The)	30,648	1,544,279	397,578
Chemours Co. (The)	12,571	421,245	62,738
Chicago Bridge & Iron Co. NV	20,691	661,066	(24,818)
Chico’s FAS, Inc.	168,291	2,135,868	253,864
Cigna Corp.	18,529	2,731,983	(17,670)
Cintas Corp.	16,612	1,632,509	469,574
Cirrus Logic, Inc.	53,479	3,093,177	152,464
Cisco Systems, Inc.	165,197	4,782,085	801,573
Citigroup, Inc.	44,725	2,173,252	502,197
Citrix Systems, Inc.	2,174	149,141	32,149
CNO Financial Group, Inc.	84,065	1,491,303	232,029
Comcast Corp.	110,132	3,580,386	559,475
Comerica, Inc.	52,977	3,133,752	499,410
Commerce Bancshares, Inc.	64,255	3,343,906	264,655
Commercial Metals Co.	102,177	1,750,083	204,563
CommScope Holding Co., Inc.	61,681	2,286,724	285,991
comScore, Inc.	5,281	131,805	(17,789)
Conagra Brands, Inc.	40,449	1,470,612	161,101
ConocoPhillips	64,985	2,608,589	632,213
Consolidated Edison, Inc.	64,399	4,824,479	176,747
Constellation Brands, Inc.	4,766	790,800	(18,375)
Convergys Corp.	119,171	3,164,081	(643,614)
CoreLogic, Inc.	36,263	1,405,799	70,831
Corning, Inc.	131,581	3,210,726	341,961
CR Bard, Inc.	1,653	366,189	44,648

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Crane Co.	46,436	$3,065,591	$409,215
Crown Holdings, Inc.	17,577	967,330	(36,628)
Cullen/Frost Bankers, Inc.	5,327	496,857	(22,913)
Cummins, Inc.	41,465	4,982,837	1,286,671
Curtiss-Wright Corp.	41,330	3,894,221	(122,445)
Dana, Inc.	184,110	2,477,137	1,078,027
Danaher Corp.	3,201	246,134	27,648
Darden Restaurants, Inc.	9,902	666,900	161,601
Dean Foods Co.	42,655	783,146	55,451
Delta Air Lines, Inc.	255,476	11,820,922	(79,245)
Deluxe Corp.	20,103	1,355,377	95,457
DeVry Education Group, Inc.	51,436	910,682	912,724
Diamond Offshore Drilling, Inc.	100,266	1,594,693	80,751
Dick’s Sporting Goods, Inc.	41,542	2,083,825	(62,391)
Dillard’s, Inc.	30,966	1,858,668	(241,004)
Discover Financial Services	42,627	2,569,696	345,564
Dolby Laboratories, Inc.	41,060	2,037,036	114,919
Domtar Corp.	25,122	962,269	(44,813)
Dow Chemical Co. (The)	8,744	554,029	1,564
DR Horton, Inc.	178,216	5,429,976	506,399
Dr Pepper Snapple Group, Inc.	24,598	2,269,880	138,756
DST Systems, Inc.	22,290	2,629,507	101,018
DTE Energy Co.	47,747	4,435,758	439,689
Duke Energy Corp.	2,379	192,094	3,008
E*TRADE Financial Corp.	5,372	200,809	(13,380)
Eastman Chemical Co.	47,458	3,197,717	636,889
Eaton Corp. plc	22,663	1,439,789	240,673
eBay, Inc.	277,500	7,182,112	2,133,563
Edison International	37,734	2,845,376	158,628
Edwards Lifesciences Corp.	2,791	265,491	(2,942)
Electronic Arts, Inc.	15,924	1,257,116	168,400
Eli Lilly & Co.	43,115	3,642,068	(15,665)
EMCOR Group, Inc.	23,777	1,660,945	(164,183)
Emerson Electric Co.	2,986	149,192	29,550
Endo International plc	250,654	2,744,402	52,897
Energen Corp.	10,335	543,573	19,064
Energizer Holdings, Inc.	5,226	266,781	24,568
EnerSys	15,637	1,233,977	408
Ensco plc	99,651	1,009,267	(117,391)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Entergy Corp.	19,887	$1,511,357	$(740)
EPR Properties	12,674	913,651	19,535
Esterline Technologies Corp.	43,096	2,973,418	734,993
Everest Re Group Ltd.	16,445	2,984,092	860,913
Exelon Corp.	50,571	1,770,996	48,548
Express Scripts Holding Co.	37,609	2,533,787	(54,978)
F5 Networks, Inc.	5,943	703,964	143,330
Fair Isaac Corp.	6,551	825,293	19,458
FedEx Corp.	8,041	1,312,854	256,347
Fifth Third Bancorp	42,319	1,125,754	(50,851)
Fiserv, Inc.	11,447	1,176,469	143,485
Flex Ltd.	230,396	2,987,563	883,090
FLIR Systems, Inc.	40,181	1,331,750	126,017
Foot Locker, Inc.	52,981	3,372,012	591,497
Ford Motor Co.	242,425	3,061,358	(239,531)
Fortinet, Inc.	11,393	422,546	14,376
Franklin Resources, Inc.	50,382	1,859,021	264,076
FTI Consulting, Inc.	42,156	1,795,993	(60,431)
Fulton Financial Corp.	36,615	668,123	(14,546)
GameStop Corp.	58,553	1,433,916	(113,546)
General Dynamics Corp.	21,200	2,975,208	993,432
General Motors Co.	159,089	4,797,517	827,870
Genpact Ltd.	87,746	2,344,550	(171,959)
Genuine Parts Co.	7,829	733,285	(9,807)
Gilead Sciences, Inc.	198,417	14,201,016	(724,533)
Globus Medical, Inc.	6,004	176,553	1,285
Goldman Sachs Group, Inc. (The)	16,369	3,700,233	60,053
Goodyear Tire & Rubber Co. (The)	23,203	747,887	87,421
Graham Holdings Co.	1,608	815,771	148,306
Graphic Packaging Holding Co.	268,920	3,624,327	(163,327)
Great Plains Energy, Inc.	46,610	1,356,510	5,435
Greif, Inc.	19,057	932,532	117,318
Hancock Holding Co.	6,058	280,378	(4,436)
Hanover Insurance Group, Inc. (The)	10,268	879,863	44,873

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hartford Financial Services Group, Inc. (The)	5,347	$257,672	$(642)
Hasbro, Inc.	4,828	416,367	65,564
Hawaiian Electric Industries, Inc.	46,637	1,406,910	146,568
HCA Holdings, Inc.	37,726	3,185,203	172,033
HCP, Inc.	59,440	1,790,625	68,658
HD Supply Holdings, Inc.	107,332	3,960,560	453,469
Herman Miller, Inc.	108,986	3,513,838	(75,330)
Hewlett Packard Enterprise Co.	421,840	9,469,439	528,169
Home Depot, Inc. (The)	11,862	1,574,442	167,255
Honeywell International, Inc.	40,254	4,509,499	517,018
HP, Inc.	381,358	5,213,932	1,604,749
HSN, Inc.	5,703	302,723	(91,142)
Hubbell, Inc.	24,645	2,594,450	364,182
Humana, Inc.	7,965	1,634,786	7,119
Huntington Bancshares, Inc.	42,436	595,928	(27,710)
Huntington Ingalls Industries, Inc.	50,189	7,996,883	2,052,962
Huntsman Corp.	241,469	3,678,284	2,247,366
Hyatt Hotels Corp.	32,234	1,691,158	48,833
IDACORP, Inc.	6,995	546,278	34,027
Illinois Tool Works, Inc.	1,366	157,695	23,259
Ingersoll-Rand plc	100,666	6,565,265	1,620,894
Ingredion, Inc.	41,262	5,005,885	(36,702)
Intel Corp.	58,199	2,055,062	44,176
InterActiveCorp	46,001	2,542,240	848,954
InterDigital, Inc.	35,544	2,886,708	180,739
International Business Machines Corp.	17,931	2,740,339	382,165
International Game Technology plc	119,773	3,309,117	(470,497)
International Paper Co.	30,273	1,448,882	88,381
Intuit, Inc.	12,652	1,377,113	90,392
Invesco Ltd.	32,108	971,209	12,259
ITT, Inc.	25,157	942,303	89,637
j2 Global, Inc.	9,171	622,803	146,736
Jabil Circuit, Inc.	131,541	2,522,745	1,281,421
Jack Henry & Associates, Inc.	22,862	1,943,553	184,899

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Jack in the Box, Inc.	21,427	$1,873,177	$306,378
Jacobs Engineering Group, Inc.	36,969	1,893,772	149,874
Jazz Pharmaceuticals plc	2,495	338,226	23,873
JetBlue Airways Corp.	207,443	4,015,167	260,233
John Wiley & Sons, Inc.	40,239	2,133,512	31,346
Johnson & Johnson	40,184	4,649,907	355,010
JPMorgan Chase & Co.	41,711	2,768,661	895,233
Juniper Networks, Inc.	93,131	2,290,577	301,259
KB Home	72,038	1,044,919	387,196
KeyCorp	174,357	2,194,545	905,523
Keysight Technologies, Inc.	16,064	601,888	(21,335)
Kimberly-Clark Corp.	18,135	2,360,633	26,477
Kohl’s Corp.	59,869	2,362,438	20,947
L3 Technologies, Inc.	40,130	5,853,775	779,313
Laboratory Corp. of America Holdings	24,634	3,514,885	19,355
Lam Research Corp.	9,087	748,042	418,365
Lancaster Colony Corp.	15,940	1,982,271	71,439
Landstar System, Inc.	12,135	827,243	212,120
Las Vegas Sands Corp.	23,341	1,349,501	(17,430)
Lear Corp.	74,003	8,752,811	1,724,534
Legg Mason, Inc.	4,971	179,727	(225)
Leidos Holdings, Inc.	58,386	2,441,944	543,916
Lennox International, Inc.	10,614	1,473,700	302,023
Liberty Property Trust	6,776	261,307	(93)
Lincoln Electric Holdings, Inc.	10,933	672,688	276,953
Lincoln National Corp.	53,456	2,470,404	1,028,291
Lockheed Martin Corp.	1,676	443,272	5,225
Lowe’s Cos., Inc.	27,573	2,145,283	121,493
LSC Communications, Inc.	17,719	406,318	39,492
LyondellBasell Industries NV	57,730	4,566,266	698,133
Macy’s, Inc.	30,826	1,054,128	(140,445)
Mallinckrodt plc	45,340	2,158,327	(137,523)
ManpowerGroup, Inc.	44,562	3,471,005	1,099,719

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Marathon Petroleum Corp.	39,593	$1,653,647	$347,384
MarketAxess Holdings, Inc.	2,661	413,462	85,449
Masco Corp.	16,141	552,569	(3,937)
Maxim Integrated Products, Inc.	38,806	1,528,279	216,439
McKesson Corp.	34,870	5,290,758	(120,932)
Merck & Co., Inc.	163,959	10,169,136	248,819
Meredith Corp.	9,883	506,825	131,617
MetLife, Inc.	15,636	700,336	125,557
Michael Kors Holdings Ltd.	30,645	1,490,524	(322,643)
Michael’s Cos., Inc. (The)	7,978	165,316	13,311
Micron Technology, Inc.	93,370	1,993,285	705,108
Microsoft Corp.	72,588	3,978,836	801,810
Molina Healthcare, Inc.	11,470	523,628	(596)
Molson Coors Brewing Co.	17,439	1,775,304	(106,217)
Morningstar, Inc.	3,683	310,403	(20,919)
MSA Safety, Inc.	2,574	178,324	3,632
MSC Industrial Direct Co., Inc.	22,448	1,931,578	375,179
MSCI, Inc.	11,909	949,133	208,303
Murphy Oil Corp.	14,279	407,923	314
Murphy USA, Inc.	12,880	954,194	(8,545)
Mylan NV	15,179	607,569	(15,740)
Nabors Industries Ltd.	62,278	917,356	(103,383)
Nasdaq, Inc.	44,798	2,936,727	174,494
National Retail Properties, Inc.	45,600	1,989,261	(189)
Navient Corp.	19,795	293,025	(851)
NCR Corp.	39,087	1,188,684	596,810
NeuStar, Inc.	34,415	870,818	270,039
New York Times Co. (The)	53,414	640,192	128,969
Newmont Mining Corp.	10,821	392,959	(36,299)
NiSource, Inc.	49,575	1,175,098	4,291
Norfolk Southern Corp.	14,935	1,448,038	224,234
Northrop Grumman Corp.	28,310	6,203,975	529,276
Nu Skin Enterprises, Inc.	97,585	4,118,727	1,301,143
Nuance Communications, Inc.	25,882	428,227	19,790
Nucor Corp.	21,667	1,047,326	246,628
NVIDIA Corp.	3,697	221,048	181,666
NVR, Inc.	1,706	2,909,663	684,674
Oceaneering International, Inc.	100,874	3,007,798	(276,130)
Office Depot, Inc.	38,539	137,280	42,505
Old Republic International Corp.	11,947	225,918	18,757
Omnicom Group, Inc.	17,076	1,401,265	70,857

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ON Semiconductor Corp.	20,732	$317,562	$3,576
ONE Gas, Inc.	23,894	1,512,046	103,189
Oracle Corp.	33,621	1,326,012	173,821
Orbital ATK, Inc.	9,860	883,555	82,725
Oshkosh Corp.	60,565	3,759,305	394,848
Owens Corning	82,912	4,205,482	882,828
PAREXEL International Corp.	11,349	733,852	(17,617)
Parker-Hannifin Corp.	36,180	4,385,035	1,415,343
PayPal Holdings, Inc.	6,319	268,363	3,480
PepsiCo, Inc.	7,680	794,326	64,759
PerkinElmer, Inc.	4,392	231,501	23,498
Pfizer, Inc.	280,593	9,545,431	53,656
PG&E Corp.	46,908	2,878,150	234,665
Pilgrim’s Pride Corp.	74,311	1,619,037	53,332
Pinnacle West Capital Corp.	44,001	3,313,406	355,398
Plantronics, Inc.	33,979	1,517,425	321,179
PNC Financial Services Group, Inc. (The)	68,533	6,209,584	2,030,824
Pool Corp.	2,114	193,142	59,122
Popular, Inc.	104,792	4,171,100	97,078
ProAssurance Corp.	5,448	284,495	43,747
Procter & Gamble Co. (The)	36,884	3,052,889	261,139
Prologis, Inc.	6,058	304,562	9,727
Prudential Financial, Inc.	26,706	2,078,367	770,629
Public Service Enterprise Group, Inc.	183,604	8,292,157	(149,319)
PulteGroup, Inc.	33,597	726,108	65,102
PVH Corp.	30,067	2,927,512	183,521
QUALCOMM, Inc.	48,020	2,763,298	(9,831)
Quanta Services, Inc.	57,220	1,380,308	743,126
Quest Diagnostics, Inc.	14,853	1,155,118	303,298
Raymond James Financial, Inc.	15,174	864,528	292,642
Raytheon Co.	40,387	5,512,484	646,533
Realty Income Corp.	9,211	541,715	6,616
Regal Beloit Corp.	20,283	1,183,290	351,119
Regions Financial Corp.	219,999	2,652,170	544,415
Reinsurance Group of America, Inc.	46,606	5,194,306	723,724
Reliance Steel & Aluminum Co.	52,999	4,017,539	223,441
Republic Services, Inc.	8,193	401,703	112,900

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rockwell Automation, Inc.	15,627	$1,834,824	$598,456
Ross Stores, Inc.	56,947	3,360,138	390,960
Rowan Cos. plc	99,965	1,645,825	(88,370)
RPM International, Inc.	20,706	1,018,403	121,048
SCANA Corp.	77,968	5,548,122	(452,914)
Science Applications International Corp.	22,090	1,649,312	(5,816)
Scripps Networks Interactive, Inc.	9,908	613,827	162,663
Seagate Technology plc	4,957	230,626	(2,951)
Senior Housing Properties Trust	19,356	392,668	(709)
ServiceMaster Global Holdings, Inc.	4,925	172,496	33,123
Sherwin-Williams Co. (The)	575	155,754	22,605
Silicon Laboratories, Inc.	7,815	429,867	144,927
Skechers U.S.A., Inc.	111,239	3,378,728	(325,217)
SLM Corp.	115,740	1,374,150	26,304
Sonoco Products Co.	66,640	3,209,249	317,340
Southwest Airlines Co.	115,969	6,354,931	(120,437)
Southwest Gas Holdings, Inc.	11,237	831,098	100,562
Southwestern Energy Co.	121,443	1,483,813	(491,624)
Spirit AeroSystems Holdings, Inc.	140,557	6,969,302	1,171,759
Stanley Black & Decker, Inc.	34,066	4,073,057	453,293
Starbucks Corp.	11,502	667,891	3,710
State Street Corp.	18,325	1,344,107	114,746
Steel Dynamics, Inc.	99,776	2,476,358	991,856
STORE Capital Corp.	43,936	1,022,615	26,577
SunTrust Banks, Inc.	70,859	3,535,233	383,270
Synaptics, Inc.	37,769	2,048,630	(178,687)
Synchrony Financial	86,558	2,695,110	273,829
SYNNEX Corp.	38,582	3,707,445	611,424
Synopsys, Inc.	57,215	3,169,537	957,381
Synovus Financial Corp.	41,472	1,637,676	63,505
Target Corp.	34,038	1,876,451	2,106
TCF Financial Corp.	14,874	227,124	26,031
TE Connectivity Ltd.	21,871	1,332,819	297,664
Tech Data Corp.	64,890	4,925,181	1,167,990
TEGNA, Inc.	21,636	451,198	103,117
Teledyne Technologies, Inc.	6,872	690,567	178,466

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Telephone & Data Systems, Inc.	6,927	$197,125	$(13,491)
Teradata Corp.	23,165	684,593	36,302
Teradyne, Inc.	59,165	1,191,271	648,761
Texas Instruments, Inc.	46,913	3,073,525	705,787
Texas Roadhouse, Inc.	17,832	739,365	54,694
Textron, Inc.	39,990	1,603,145	299,979
Thor Industries, Inc.	49,641	3,609,921	1,162,068
Timken Co. (The)	69,073	2,390,427	731,672
TJX Cos., Inc. (The)	44,565	3,420,780	103,420
Toll Brothers, Inc.	29,913	977,579	102,579
Torchmark Corp.	18,693	1,289,136	150,972
Toro Co. (The)	21,714	1,024,222	332,034
Transocean Ltd.	98,272	1,229,079	(5,593)
Travelers Cos., Inc. (The)	21,914	2,511,560	129,954
Trinity Industries, Inc.	21,465	559,087	10,808
Tupperware Brands Corp.	7,234	453,495	222
Tyson Foods, Inc.	108,583	6,837,638	(136,981)
U.S. Bancorp	27,875	1,370,207	65,356
UGI Corp.	82,834	3,768,518	323,482
UMB Financial Corp.	3,747	292,128	(9,941)
Union Pacific Corp.	19,611	2,105,723	(28,526)
United Continental Holdings, Inc.	119,678	6,807,957	1,646,097
United States Steel Corp.	42,623	1,534,090	(93,007)
United Technologies Corp.	23,526	2,406,034	233,818
United Therapeutics Corp.	38,826	5,029,692	226,572
UnitedHealth Group, Inc.	18,236	2,572,724	418,162
Universal Health Services, Inc.	4,093	560,577	(51,203)
Unum Group	86,343	3,285,928	762,695
Urban Outfitters, Inc.	118,576	3,355,578	(538,212)
Vail Resorts, Inc.	7,280	1,162,127	234,905
Valero Energy Corp.	17,517	1,088,663	72,539
Validus Holdings Ltd.	26,542	1,306,868	189,836
Vectren Corp.	27,430	1,363,698	243,974
Ventas, Inc.	45,160	2,867,101	70,105
Verizon Communications, Inc.	16,665	842,728	(30,310)
Versum Materials, Inc.	60,857	1,471,779	390,446
Vertex Pharmaceuticals, Inc.	6,675	720,150	9,762

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Vishay Intertechnology, Inc.	107,196	$1,414,852	$348,522
Visteon Corp.	9,129	626,528	267,658
VWR Corp.	31,421	924,378	(38,305)
Waddell & Reed Financial, Inc.	47,029	838,193	(38,700)
Walgreens Boots Alliance, Inc.	9,785	852,349	(39,705)
Wal-Mart Stores, Inc.	127,402	8,972,023	211,113
Walt Disney Co. (The)	5,738	631,099	19,533
Waste Management, Inc.	49,301	3,069,986	525,043
Waters Corp.	16,428	2,402,093	165,768
Watsco, Inc.	8,324	1,132,568	59,263
WellCare Health Plans, Inc.	71,722	8,152,417	1,903,725
Wells Fargo & Co.	77,139	3,743,901	549,656
Werner Enterprises, Inc.	9,330	243,554	892
WESCO International, Inc.	32,613	2,069,953	198,281
West Pharmaceutical Services, Inc.	21,611	1,685,911	77,763
Western Alliance Bancorp	16,433	697,271	109,424
Western Union Co. (The)	45,217	924,845	(4,679)
Westlake Chemical Corp.	21,339	1,129,127	280,314
WestRock Co.	52,848	2,739,037	10,645
Whirlpool Corp.	19,475	3,246,482	90,169
Williams Cos., Inc. (The)	10,446	294,843	14,254
Woodward, Inc.	11,674	808,535	(15,637)
World Fuel Services Corp.	45,295	2,067,724	(425,780)
Worthington Industries, Inc.	59,845	2,613,535	84,876
Wyndham Worldwide Corp.	38,752	2,936,949	329,457
Xcel Energy, Inc.	32,352	1,331,577	106,470
Xerox Corp.	613,444	4,302,581	200,098
Yum! Brands, Inc.	16,170	967,259	66,004
Zions Bancorp	34,061	1,424,157	6,405
Zynga, Inc.	188,207	533,437	2,953

			101,807,421

Total of Long Equity Positions			102,314,388

Short Positions

Common Stock
Argentina
MercadoLibre, Inc.	(2,591)	(553,858)	5,939

Australia
Atlassian Corp. plc	(36,653)	(1,052,710)	(45,047)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Bermuda
RenaissanceRe Holdings Ltd.	(7,519)	$(903,453)	$(184,170)
XL Group Ltd.	(34,334)	(1,181,877)	(186,676)

			(370,846)

Canada
Waste Connections, Inc.	(34,986)	(2,539,142)	(547,323)

United Kingdom
Liberty Global plc	(115,014)	(3,620,585)	(504,968)
Pentair plc	(27,035)	(1,641,565)	(55,692)

			(560,660)

United States
3D Systems Corp.	(79,568)	(1,197,575)	7,237
Acadia Healthcare Co., Inc.	(236,837)	(12,235,682)	1,909,588
ACI Worldwide, Inc.	(76,445)	(1,493,080)	(142,078)
Acuity Brands, Inc.	(30,244)	(7,249,542)	1,079,766
Acxiom Corp.	(9,960)	(234,703)	(48,859)
Adient plc	(28,640)	(2,056,787)	(24,482)
Advance Auto Parts, Inc.	(16,497)	(2,413,213)	(32,632)
AECOM	(28,387)	(887,480)	(122,813)
Agios Pharmaceuticals, Inc.	(31,712)	(1,863,911)	11,930
Air Lease Corp.	(99,976)	(2,820,696)	(1,053,374)
Akorn, Inc.	(101,198)	(2,832,701)	395,853
Alcoa Corp.	(42,452)	(1,430,900)	(29,448)
Alkermes plc	(67,043)	(3,290,618)	(631,397)
Allegheny Technologies, Inc.	(195,172)	(3,460,922)	(44,367)
Allegion plc	(16,613)	(1,128,023)	(129,581)
Allergan plc	(14,651)	(3,329,413)	(171,004)
Alliance Data Systems Corp.	(17,873)	(3,950,771)	(499,605)
Alliant Energy Corp.	(27,670)	(1,059,208)	(36,801)
Allscripts Healthcare Solutions, Inc.	(81,284)	(992,794)	(37,887)
Ally Financial, Inc.	(49,366)	(854,390)	(149,221)
Alnylam Pharmaceuticals, Inc.	(64,497)	(2,758,841)	(546,630)
AMERCO	(2,630)	(911,656)	(90,874)
American Airlines Group, Inc.	(6,044)	(271,688)	16,027
AMETEK, Inc.	(30,127)	(1,455,173)	(174,095)
Amphenol Corp.	(31,509)	(1,931,701)	(310,795)
Antero Resources Corp.	(108,232)	(2,626,193)	157,421
AptarGroup, Inc.	(10,448)	(815,983)	11,592

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Aqua America, Inc.	(28,133)	$(931,765)	$27,289
Arch Capital Group Ltd.	(5,962)	(444,620)	(120,398)
Arconic, Inc.	(69,507)	(1,977,494)	146,680
Arista Networks, Inc.	(31,138)	(2,714,488)	(1,404,136)
Armstrong World Industries, Inc.	(56,901)	(2,341,013)	(279,278)
ARRIS International plc	(121,523)	(2,956,454)	(257,829)
Arthur J Gallagher & Co.	(36,380)	(1,766,138)	(290,788)
Artisan Partners Asset Management, Inc.	(72,761)	(2,131,475)	123,272
Ascena Retail Group, Inc.	(66,484)	(326,640)	43,418
Associated Banc-Corp.	(8,907)	(165,848)	(51,482)
athenahealth, Inc.	(26,071)	(2,876,610)	(61,331)
Autodesk, Inc.	(33,858)	(2,060,034)	(867,667)
AutoNation, Inc.	(34,795)	(1,695,292)	223,811
AutoZone, Inc.	(2,257)	(1,679,282)	47,359
Avangrid, Inc.	(20,238)	(831,777)	(33,195)
Avis Budget Group, Inc.	(132,011)	(4,339,039)	434,154
Avon Products, Inc.	(61,083)	(314,288)	45,522
Axalta Coating Systems Ltd.	(106,650)	(3,163,375)	(270,755)
Ball Corp.	(150,404)	(11,090,009)	(78,992)
Bank of Hawaii Corp.	(2,711)	(178,959)	(44,319)
Bank of the Ozarks, Inc.	(129,351)	(5,260,655)	(1,466,891)
BankUnited, Inc.	(39,817)	(1,290,432)	(195,140)
BioMarin Pharmaceutical, Inc.	(57,165)	(5,018,313)	369
Bio-Rad Laboratories, Inc.	(4,254)	(739,746)	(108,247)
Bio-Techne Corp.	(31,352)	(3,512,851)	325,920
Black Hills Corp.	(43,465)	(2,705,950)	(183,168)
Black Knight Financial Services, Inc.	(5,830)	(214,544)	(8,745)
Blue Buffalo Pet Products, Inc.	(89,501)	(2,119,766)	61,243
BorgWarner, Inc.	(13,866)	(393,659)	(185,802)
Brookdale Senior Living, Inc.	(140,860)	(1,792,161)	(99,589)
Brown & Brown, Inc.	(18,147)	(664,075)	(93,018)
Brown-Forman Corp.	(111,826)	(5,395,744)	231,620
Cable One, Inc.	(325)	(165,500)	(37,453)
Cabot Oil & Gas Corp.	(86,138)	(1,963,414)	(96,145)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CalAtlantic Group, Inc.	(9,610)	$(321,746)	$(38,149)
Calpine Corp.	(173,420)	(2,006,212)	89,921
CarMax, Inc.	(42,954)	(2,245,880)	(297,856)
Casey’s General Stores, Inc.	(5,297)	(621,887)	27,299
Catalent, Inc.	(99,929)	(2,500,952)	(329,037)
Cathay General Bancorp	(14,680)	(429,097)	(124,045)
CBOE Holdings, Inc.	(23,446)	(1,627,341)	(273,427)
CEB, Inc.	(12,013)	(688,250)	(255,972)
Cerner Corp.	(29,427)	(1,627,471)	(104,308)
CF Industries Holdings, Inc.	(240,722)	(5,799,559)	(1,265,632)
CH Robinson Worldwide, Inc.	(24,708)	(1,693,160)	(216,521)
Charles Schwab Corp. (The)	(115,223)	(4,299,015)	(403,236)
Charter Communications, Inc.	(10,424)	(2,758,436)	(653,548)
Cheniere Energy, Inc.	(157,780)	(6,038,076)	(1,420,185)
Chevron Corp.	(8,192)	(876,139)	(3,436)
Chipotle Mexican Grill, Inc.	(16,147)	(6,640,250)	(553,562)
Ciena Corp.	(99,201)	(2,093,023)	(249,112)
Cincinnati Financial Corp.	(7,575)	(553,223)	5,778
Clean Harbors, Inc.	(48,790)	(2,462,513)	(251,187)
Cognex Corp.	(39,794)	(1,772,027)	(1,568,679)
Cognizant Technology Solutions Corp.	(12,776)	(756,002)	(4,426)
Colfax Corp.	(18,817)	(622,963)	(115,792)
CommVault Systems, Inc.	(4,790)	(231,165)	(12,167)
Compass Minerals International, Inc.	(46,331)	(3,526,458)	382,900
Computer Sciences Corp.	(2,565)	(183,210)	6,199
Concho Resources, Inc.	(39,202)	(5,015,777)	(15,407)
CONSOL Energy, Inc.	(68,805)	(1,054,921)	(99,627)
Copart, Inc.	(46,588)	(2,489,768)	(395,427)
Core Laboratories NV	(33,823)	(4,063,907)	156,674
CoStar Group, Inc.	(8,273)	(1,731,533)	17,202
Coty, Inc.	(340,068)	(7,250,731)	1,085,298
Cousins Properties, Inc.	(212,558)	(1,744,209)	(13,645)
Covanta Holding Corp.	(307,468)	(4,998,590)	171,342
Cree, Inc.	(20,076)	(544,832)	8,200
CSX Corp.	(74,373)	(3,544,550)	82,486

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cypress Semiconductor Corp.	(329,463)	$(3,873,540)	$(659,871)
Denbury Resources, Inc.	(164,357)	(490,302)	66,261
DENTSPLY SIRONA, Inc.	(22,602)	(1,354,891)	(56,378)
DexCom, Inc.	(128,735)	(9,618,998)	(1,288,719)
Diebold Nixdorf, Inc.	(183,272)	(4,931,607)	(694,843)
Discovery Communications, Inc.	(109,491)	(2,770,805)	(414,288)
DISH Network Corp.	(40,024)	(2,199,491)	(341,633)
Dollar Tree, Inc.	(16,569)	(1,501,483)	201,479
Dominion Resources, Inc.	(149,141)	(10,930,968)	(637,899)
Donaldson Co., Inc.	(18,839)	(694,782)	(162,769)
Dunkin’ Brands Group, Inc.	(39,101)	(1,932,365)	(205,678)
Dycom Industries, Inc.	(28,957)	(2,578,573)	(112,980)
Eaton Vance Corp.	(10,058)	(369,531)	(82,677)
Ecolab, Inc.	(26,284)	(3,175,966)	(118,471)
Education Realty Trust, Inc.	(5,064)	(208,163)	1,298
Empire State Realty Trust, Inc.	(12,656)	(260,074)	(1,145)
Envision Healthcare Corp.	(131,567)	(9,042,590)	974,901
EOG Resources, Inc.	(5,088)	(484,505)	(11,830)
EQT Corp.	(41,709)	(2,657,245)	108,825
Essex Property Trust, Inc.	(4,717)	(1,064,107)	(28,020)
Expeditors International of Washington, Inc.	(4,268)	(211,868)	(29,232)
Exxon Mobil Corp.	(10,337)	(841,032)	(6,705)
FactSet Research Systems, Inc.	(2,407)	(435,652)	38,713
Fastenal Co.	(134,989)	(5,700,898)	(1,251,036)
FireEye, Inc.	(425,567)	(5,686,250)	319,850
First Data Corp.	(530,083)	(6,969,335)	(1,246,951)
First Horizon National Corp.	(55,060)	(768,421)	(250,189)
Fitbit, Inc.	(234,185)	(1,341,674)	(44,701)
Flowers Foods, Inc.	(47,853)	(821,046)	(107,781)
Flowserve Corp.	(55,306)	(2,649,508)	(28,409)
FMC Corp.	(6,951)	(345,256)	(138,464)
FNB Corp.	(201,664)	(2,737,446)	(261,298)
FNF Group	(50,957)	(1,846,852)	(137,414)
Fossil Group, Inc.	(22,505)	(371,336)	(21,376)
Freeport-McMoRan, Inc.	(338,079)	(4,128,992)	(387,743)
Garmin Ltd.	(3,981)	(211,709)	8,240
Gartner, Inc.	(5,641)	(552,610)	(56,561)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
GATX Corp.	(2,982)	$(141,982)	$(39,801)
General Electric Co.	(67,395)	(2,079,041)	70,670
Genesee & Wyoming, Inc.	(56,464)	(3,619,239)	(212,408)
Gentex Corp.	(43,945)	(721,577)	(215,770)
Global Payments, Inc.	(47,284)	(3,546,443)	(268,430)
GoDaddy, Inc.	(52,652)	(1,876,285)	(119,226)
Graco, Inc.	(9,721)	(827,654)	(87,481)
Granite Construction, Inc.	(45,283)	(2,137,926)	(134,827)
Groupon, Inc.	(150,658)	(677,911)	85,825
Guidewire Software, Inc.	(55,121)	(3,135,150)	30,185
H&R Block, Inc.	(18,598)	(432,030)	(374)
Hain Celestial Group, Inc. (The)	(42,044)	(1,964,136)	400,099
Halyard Health, Inc.	(63,492)	(2,171,419)	(246,991)
Hanesbrands, Inc.	(94,270)	(2,403,241)	446,196
Harris Corp.	(1,608)	(144,640)	(34,282)
HealthSouth Corp.	(23,746)	(968,057)	(48,509)
HEICO Corp.	(21,530)	(1,566,415)	(311,001)
Helmerich & Payne, Inc.	(23,844)	(1,637,172)	49,877
Henry Schein, Inc.	(15,911)	(2,669,700)	(34,693)
Herc Holdings, Inc.	(8,239)	(392,348)	(10,457)
Hertz Global Holdings, Inc.	(56,857)	(1,230,151)	232,879
Hess Corp.	(91,727)	(4,530,157)	107,998
Hexcel Corp.	(22,051)	(961,705)	(241,177)
Hormel Foods Corp.	(15,637)	(548,768)	7,258
Howard Hughes Corp. (The)	(28,377)	(3,260,234)	(66,970)
IDEX Corp.	(5,971)	(512,491)	(45,857)
IDEXX Laboratories, Inc.	(1,647)	(145,002)	(109,641)
IHS Markit Ltd.	(104,696)	(3,799,209)	(592,788)
Illumina, Inc.	(50,010)	(7,541,481)	(992,225)
Incyte Corp.	(3,723)	(297,152)	(200,501)
International Flavors & Fragrances, Inc.	(19,545)	(2,520,082)	(70,217)
Intrexon Corp.	(22,915)	(506,489)	52,314
Intuitive Surgical, Inc.	(1,133)	(831,302)	(37,109)
Ionis Pharmaceuticals, Inc.	(4,592)	(193,911)	9,313
IPG Photonics Corp.	(22,926)	(2,163,153)	(604,015)
JB Hunt Transport Services, Inc.	(20,723)	(1,649,802)	(251,326)
JC Penney Co., Inc.	(795,965)	(5,981,058)	1,077,913

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Juno Therapeutics, Inc.	(68,487)	$(1,627,000)	$107,273
KAR Auction Services, Inc.	(5,941)	(251,263)	(8,180)
KBR, Inc.	(58,157)	(850,714)	(23,385)
Kennametal, Inc.	(6,791)	(261,557)	(4,854)
Kirby Corp.	(22,996)	(1,417,485)	(204,883)
KLX, Inc.	(107,351)	(3,699,135)	(1,099,455)
Knowles Corp.	(236,229)	(3,665,026)	(811,513)
Kosmos Energy Ltd.	(568,909)	(3,340,366)	(448,568)
Kraft Heinz Co. (The)	(14,778)	(1,230,937)	(111,054)
L Brands, Inc.	(48,334)	(3,279,351)	1,002,820
Laredo Petroleum, Inc.	(68,528)	(937,473)	(63,036)
LaSalle Hotel Properties	(14,172)	(407,243)	(3,036)
Lennar Corp.	(28,198)	(1,232,129)	(211,327)
Leucadia National Corp.	(51,803)	(926,141)	(420,737)
Liberty Broadband Corp.	(10,871)	(646,781)	(292,474)
Liberty Expedia Holdings, Inc.	(15,933)	(712,230)	(12,402)
LifePoint Health, Inc.	(26,926)	(1,581,051)	(182,602)
Lions Gate Entertainment Corp.	(13,221)	(502,191)	151,041
LivaNova plc	(40,585)	(2,252,735)	263,664
Live Nation Entertainment, Inc.	(94,528)	(2,307,022)	(563,793)
Loews Corp.	(69,720)	(2,948,632)	(312,173)
LogMeIn, Inc.	(9,693)	(964,345)	19,277
Louisiana-Pacific Corp.	(27,246)	(489,663)	(186,583)
Macquarie Infrastructure Corp.	(71,889)	(5,380,457)	(412,358)
Madison Square Garden Co. (The)	(20,952)	(3,764,832)	(419,492)
Markel Corp.	(3,516)	(3,263,704)	(167,419)
Martin Marietta Materials, Inc.	(11,899)	(2,529,481)	(67,476)
Mattel, Inc.	(133,317)	(3,855,454)	441,206
MAXIMUS, Inc.	(27,319)	(1,558,313)	(140,929)
McCormick & Co., Inc.	(6,282)	(576,619)	(36,190)
MDU Resources Group, Inc.	(90,786)	(2,099,941)	(384,872)
MEDNAX, Inc.	(78,677)	(5,273,867)	(184,744)
Mercury General Corp.	(34,266)	(1,876,215)	(213,668)
Microchip Technology, Inc.	(48,526)	(2,831,625)	(748,624)
Middleby Corp. (The)	(40,624)	(5,089,805)	(453,340)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Minerals Technologies, Inc.	(2,939)	$(173,871)	$(51,256)
Monster Beverage Corp.	(39,117)	(2,019,651)	213,619
Moody’s Corp.	(15,527)	(1,567,343)	(172,302)
Mosaic Co. (The)	(26,789)	(635,326)	(146,377)
Motorola Solutions, Inc.	(25,517)	(2,105,827)	(94,249)
National Fuel Gas Co.	(53,140)	(3,035,979)	(132,227)
National Instruments Corp.	(75,190)	(2,180,686)	(267,501)
National Oilwell Varco, Inc.	(42,862)	(1,680,642)	(37,696)
Netflix, Inc.	(17,551)	(1,746,034)	(848,179)
NetScout Systems, Inc.	(151,422)	(3,811,118)	(1,935,347)
Neurocrine Biosciences, Inc.	(80,068)	(3,860,137)	393,193
New Jersey Resources Corp.	(48,000)	(1,625,368)	(275,432)
Newell Brands, Inc.	(21,430)	(1,026,232)	15,379
Newfield Exploration Co.	(55,152)	(2,144,595)	108,935
NewMarket Corp.	(1,272)	(514,549)	(61,959)
Nielsen Holdings plc	(47,676)	(2,408,564)	439,069
Noble Corp. plc	(203,064)	(1,189,528)	(67,438)
Noble Energy, Inc.	(76,757)	(2,739,437)	103,602
Nordson Corp.	(2,566)	(315,561)	354
Norwegian Cruise Line Holdings Ltd.	(90,342)	(3,720,315)	(862,734)
NOW, Inc.	(114,684)	(2,202,988)	257,947
NRG Energy, Inc.	(324,169)	(5,133,673)	(928,287)
NuVasive, Inc.	(42,555)	(2,791,566)	(386,441)
Occidental Petroleum Corp.	(93,972)	(6,614,337)	660,271
OGE Energy Corp.	(63,349)	(1,963,718)	(252,230)
Old Dominion Freight Line, Inc.	(10,820)	(737,445)	(188,423)
Olin Corp.	(100,734)	(2,267,637)	(1,043,490)
OneMain Holdings, Inc.	(40,648)	(931,321)	(78,781)
ONEOK, Inc.	(118,296)	(6,072,633)	(485,698)
OPKO Health, Inc.	(128,580)	(1,043,382)	14,742
O’Reilly Automotive, Inc.	(1,237)	(333,170)	(622)
Owens-Illinois, Inc.	(154,748)	(2,916,871)	(236,893)
PacWest Bancorp	(65,955)	(2,678,041)	(834,722)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Palo Alto Networks, Inc.	(76,460)	$(10,312,778)	$1,697,265
Pandora Media, Inc.	(525,460)	(6,530,765)	325,082
Panera Bread Co.	(14,357)	(2,868,396)	(891,271)
Paramount Group, Inc.	(20,539)	(350,590)	17,653
Parsley Energy, Inc.	(95,788)	(2,936,320)	(177,747)
Patheon NV	(38,504)	(1,071,423)	57,227
Patterson Cos., Inc.	(80,579)	(3,839,209)	194,620
Patterson-UTI Energy, Inc.	(57,888)	(1,279,627)	(125,315)
PBF Energy, Inc.	(57,096)	(1,218,140)	(47,678)
Penske Automotive Group, Inc.	(24,524)	(1,029,928)	(118,040)
People’s United Financial, Inc.	(114,620)	(1,817,547)	(268,537)
Perrigo Co. plc	(37,937)	(3,278,528)	759,891
Philip Morris International, Inc.	(30,511)	(2,963,381)	(481,311)
Platform Speciality Products Corp	(436,079)	(3,981,606)	(1,696,143)
PNM Resources, Inc.	(15,035)	(486,330)	(69,965)
Post Holdings, Inc.	(32,159)	(2,609,081)	(205,475)
PPL Corp.	(24,068)	(802,190)	(97,713)
Praxair, Inc.	(17,528)	(1,957,001)	(121,820)
Premier, Inc.	(138,992)	(4,548,960)	124,844
Prestige Brands Holdings, Inc.	(49,594)	(2,468,648)	(286,795)
Priceline Group, Inc. (The)	(215)	(351,868)	(30,825)
Primerica, Inc.	(4,428)	(355,097)	(8,884)
Principal Financial Group, Inc.	(11,712)	(625,093)	(114,051)
Prosperity Bancshares, Inc.	(12,257)	(654,223)	(200,213)
PTC, Inc.	(30,553)	(1,553,135)	(52,426)
QIAGEN NV	(6,210)	(167,700)	(12,204)
Qorvo, Inc.	(35,842)	(2,412,787)	(44,541)
Range Resources Corp.	(53,879)	(1,495,575)	(72,304)
Realogy Holdings Corp.	(18,567)	(488,734)	(64,377)
ResMed, Inc.	(24,220)	(1,564,873)	(178,240)
RH	(68,418)	(1,938,879)	(1,226,137)
Rice Energy, Inc.	(72,081)	(1,511,204)	(197,116)
Rockwell Collins, Inc.	(33,828)	(2,844,327)	(442,401)
Rollins, Inc.	(58,871)	(1,709,172)	(476,708)
Roper Technologies, Inc.	(46,706)	(8,440,287)	(1,204,035)
RR Donnelley & Sons Co.	(22,265)	(349,085)	79,455
Sabre Corp.	(135,923)	(3,440,908)	560,700
salesforce.com, Inc.	(69,843)	(5,640,391)	(120,958)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sally Beauty Holdings, Inc.	(13,151)	$(344,182)	$75,375
Santander Consumer USA Holdings, Inc.	(58,682)	(663,833)	(117,811)
SBA Communications Corp.	(60,742)	(6,592,033)	(719,481)
Schlumberger Ltd.	(37,195)	(2,915,146)	10,217
Scotts Miracle-Gro Co. (The)	(10,527)	(812,002)	(171,115)
Seattle Genetics, Inc.	(34,359)	(1,939,244)	(220,563)
Sempra Energy	(62,454)	(6,579,206)	(321,961)
Sensata Technologies Holding NV	(188,754)	(6,929,052)	(1,313,835)
Service Corp. International	(30,126)	(796,609)	(133,682)
ServiceNow, Inc.	(47,147)	(3,607,803)	(516,146)
Signature Bank	(6,409)	(861,241)	(89,790)
Signet Jewelers Ltd.	(84,980)	(6,411,742)	525,177
Silgan Holdings, Inc.	(13,657)	(691,272)	(119,408)
Six Flags Entertainment Corp.	(14,902)	(833,069)	(53,451)
SM Energy Co.	(27,596)	(735,397)	72,541
Snyder’s-Lance, Inc.	(133,050)	(4,723,901)	(639,345)
Sotheby’s	(45,780)	(1,521,755)	(560,319)
Southern Co. (The)	(114,584)	(5,679,150)	(24,842)
Spectrum Brands Holdings, Inc.	(10,067)	(1,192,738)	(206,676)
Spirit Airlines, Inc.	(5,098)	(206,882)	(63,669)
Splunk, Inc.	(79,212)	(4,729,328)	(204,787)
Sprint Corp.	(49,676)	(438,856)	7,669
Sprouts Farmers Market, Inc.	(284,622)	(6,233,121)	(347,340)
Square, Inc.	(248,411)	(4,137,757)	(154,785)
SS&C Technologies Holdings, Inc.	(141,852)	(4,408,027)	(613,534)
Stericycle, Inc.	(88,482)	(8,092,832)	758,559
STERIS plc	(60,762)	(4,253,258)	32,730
Stifel Financial Corp.	(39,983)	(1,556,220)	(450,527)
Superior Energy Services, Inc.	(179,019)	(3,116,606)	563,795
SVB Financial Group	(6,476)	(756,748)	(448,371)
Symantec Corp.	(6,083)	(174,163)	(12,464)
Tableau Software, Inc.	(39,154)	(1,859,161)	(80,920)
Targa Resources Corp.	(57,421)	(2,834,943)	(604,575)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Taubman Centers, Inc.	(5,916)	$(420,530)	$29,956
Tempur Sealy International, Inc.	(26,229)	(1,371,611)	153,012
Tenet Healthcare Corp.	(23,625)	(408,386)	(10,013)
Tesla, Inc.	(4,428)	(1,048,485)	(183,828)
Tiffany & Co.	(36,759)	(2,457,810)	(1,045,323)
Time, Inc.	(22,232)	(368,439)	(61,751)
T-Mobile US, Inc.	(36,648)	(2,015,586)	(351,509)
Tractor Supply Co.	(15,884)	(1,088,948)	(6,571)
TransDigm Group, Inc.	(42,214)	(11,341,798)	2,047,964
TransUnion	(56,679)	(1,933,604)	(240,036)
TreeHouse Foods, Inc.	(100,517)	(8,423,586)	(86,183)
TRI Pointe Group, Inc.	(229,254)	(2,752,597)	(122,249)
Trimble, Inc.	(14,507)	(465,004)	634
TripAdvisor, Inc.	(107,910)	(4,860,959)	203,564
Triumph Group, Inc.	(45,209)	(1,164,663)	531
Twitter, Inc.	(220,705)	(3,632,441)	332,901
Tyler Technologies, Inc.	(34,656)	(5,510,482)	154,051
Ultimate Software Group, Inc. (The)	(28,802)	(5,852,729)	230,290
Under Armour, Inc.	(37,777)	(761,317)	14,088
United Natural Foods, Inc.	(21,682)	(949,057)	11,744
Uniti Group, Inc.	(29,770)	(775,714)	6,159
USG Corp.	(17,625)	(456,539)	(103,936)
Valley National Bancorp	(211,755)	(1,982,356)	(516,353)
Varex Imaging Corp.	(5,409)	(170,776)	(10,967)
Varian Medical Systems, Inc.	(2,412)	(202,068)	(17,738)
Veeva Systems, Inc.	(37,300)	(1,650,461)	(262,283)
VEREIT, Inc.	(129,265)	(1,110,197)	12,738
VeriFone Systems, Inc.	(171,350)	(3,129,914)	(79,471)
VeriSign, Inc.	(4,714)	(362,041)	(48,595)
Verisk Analytics, Inc.	(63,764)	(5,124,756)	(49,055)
VF Corp.	(37,193)	(2,174,303)	129,804
ViaSat, Inc.	(51,725)	(3,642,430)	341,340
Visa, Inc.	(6,924)	(571,759)	(43,577)
Vista Outdoor, Inc.	(48,644)	(1,176,719)	175,139
Vulcan Materials Co.	(24,782)	(2,933,798)	(51,937)
WABCO Holdings, Inc.	(6,440)	(692,915)	(63,270)
Wabtec Corp.	(35,700)	(2,840,840)	56,240

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Washington Prime Group, Inc.	(50,829)	$(486,276)	$44,572
Weatherford International plc	(1,833,086)	(10,636,665)	(1,553,357)
Webster Financial Corp.	(50,708)	(1,923,621)	(613,807)
WEC Energy Group, Inc.	(17,588)	(1,074,803)	8,442
WELBILT, Inc.	(110,748)	(1,923,254)	(250,730)
Wendy’s Co. (The)	(54,791)	(600,782)	(144,924)
WEX, Inc.	(15,159)	(1,634,394)	65,438
WGL Holdings, Inc.	(3,515)	(234,661)	(55,432)
White Mountains Insurance Group Ltd.	(615)	(499,695)	(41,431)
Whiting Petroleum Corp.	(33,074)	(288,968)	(23,912)
Whole Foods Market, Inc.	(129,198)	(3,981,231)	141,467
Williams-Sonoma, Inc.	(10,491)	(518,844)	(43,683)
Willis Towers Watson plc	(15,099)	(1,895,696)	(80,612)
WisdomTree Investments, Inc.	(533,470)	(5,680,514)	836,607
Workday, Inc.	(90,037)	(7,332,497)	(165,785)
WPX Energy, Inc.	(132,170)	(1,607,418)	(162,338)
WR Berkley Corp.	(12,875)	(803,375)	(105,986)
Wynn Resorts Ltd.	(68,996)	(6,827,785)	(1,079,847)
Yahoo!, Inc.	(25,992)	(963,523)	(242,765)
Yelp, Inc.	(26,616)	(865,563)	(6,111)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zayo Group Holdings, Inc.	(207,553)	$(6,243,734)	$(584,760)
Zebra Technologies Corp.	(50,555)	(3,297,157)	(1,315,987)
Zillow Group, Inc.	(122,358)	(4,266,530)	146,736

			$(50,739,948)

Total of Short Equity Positions			(52,257,885)

Rights

United States
Lions Gate Entertainment Corp.	(44,819)	$(157,006)	(935,681)

Total of Long and Short Equity Positions			49,120,822

Net Cash and Other Receivables/ (Payables) (b)			18,875,348

Swaps, at Value			$67,996,170

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Sterling Overnight Index Average plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	6-37 months maturity 10/12/2017	$2,320,217

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Common Stock

Germany
TUI AG	36,831	$524,070	$(14,025)

India
Vedanta Resources plc	35,169	218,892	137,273

Isle of Man
Paysafe Group plc	174,082	976,880	43,666

South Africa
Investec plc	221,683	1,385,447	126,178
Mondi plc	110,841	2,340,528	337,541

			463,719

Switzerland
Coca-Cola HBC AG	88,650	1,659,174	629,426
IWG plc	70,308	277,343	3,540
Wolseley plc	3,397	186,349	27,532

			660,498

United Kingdom
Aberdeen Asset Management plc	1,414	4,761	(69)
Amec Foster Wheeler plc	277,204	1,482,231	371,686
Ashtead Group plc	41,922	888,254	(20,499)
ASOS plc	33,943	1,667,688	899,206
Barclays plc	214,643	610,209	(4,318)
Barratt Developments plc	951,267	6,096,718	419,486
Bellway plc	119,185	3,894,114	144,201
Berendsen plc	62,190	649,128	(79,210)
Berkeley Group Holdings plc	22,931	884,586	37,459
Britvic plc	54,613	443,724	(537)
BT Group plc	838,809	3,813,706	(464,240)
Centrica plc	434,895	1,207,369	(23,156)
Close Brothers Group plc	61,130	1,038,420	139,976
Compass Group plc	52,094	942,013	41,533
Daily Mail & General Trust plc	56,267	474,587	33,678
DCC plc	31,752	2,489,106	306,099
Direct Line Insurance Group plc	163,515	740,052	(28,625)
Dixons Carphone plc	560,286	2,359,628	(128,063)
GKN plc	530,648	2,168,617	248,361
GlaxoSmithKline plc	156,256	3,240,822	8,200
Greene King plc	46,306	435,707	(29,229)
Howden Joinery Group plc	329,520	1,706,171	83,960
HSBC Holdings plc	135,885	1,032,391	76,003
Inchcape plc	173,606	1,468,515	361,811
Indivior plc	446,873	1,709,069	95,190

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
InterContinental Hotels Group plc	15,143	$668,163	$73,525
Intermediate Capital Group plc	119,372	1,028,644	28,760
John Wood Group plc	153,167	1,219,635	243,585
Johnson Matthey plc	5,004	202,473	(9,408)
Jupiter Fund Management plc	125,950	660,936	11,065
Kingfisher plc	195,937	898,027	(96,332)
Lloyds Banking Group plc	1,554,021	1,196,266	96,184
Man Group plc	146,890	242,013	29,358
Micro Focus International plc	30,615	816,761	56,512
Moneysupermarket.com Group plc	115,729	431,616	47,185
Persimmon plc	182,860	4,388,308	409,318
Petrofac Ltd.	65,822	606,804	153,528
Playtech plc	39,839	448,740	16,084
Reckitt Benckiser Group plc	2,918	261,245	5,144
Rentokil Initial plc	288,252	654,898	236,595
Rightmove plc	4,721	244,033	(8,192)
Royal Mail plc	1,035,132	6,447,543	(934,389)
Sage Group plc (The)	175,339	1,562,320	(177,239)
Severn Trent plc	80,504	2,391,340	10,019
Smiths Group plc	122,439	1,707,252	780,520
Sports Direct International plc	65,986	273,852	(18,523)
SSE plc	26,055	501,997	(20,472)
Stagecoach Group plc	151,570	460,340	(63,105)
Tate & Lyle plc	340,792	3,029,245	236,438
Taylor Wimpey plc	2,424,075	5,180,999	682,314
Thomas Cook Group plc	169,888	152,010	29,508
UBM plc	51,624	457,703	36,617
WH Smith plc	48,962	976,850	111,044
William Hill plc	647,367	2,336,510	24,325
Wm Morrison Supermarkets plc	1,161,102	2,963,565	530,516
WPP plc	231,732	5,014,041	65,311

			5,074,698

Total of Long Equity Positions			6,365,829

Short Positions

Common Stock
Australia
BHP Billiton plc	(48,086)	(730,975)	(10,699)

Chile
Antofagasta plc	(529,975)	(4,100,878)	(1,432,402)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Jordan
Hikma Pharmaceuticals plc	(108,960)	$(2,550,656)	$(155,829)

Netherlands
Royal Dutch Shell plc	(300,837)	(7,638,829)	(290,715)

South Africa
Mediclinic International plc	(187,100)	(1,776,412)	105,291

Switzerland
Glencore plc	(53,034)	(207,720)	(361)

United Kingdom
AA plc	(366,913)	(1,240,994)	19,085
Admiral Group plc	(55,632)	(1,366,592)	(19,587)
Aggreko plc	(260,013)	(3,211,155)	335,540
Associated British Foods plc	(138,444)	(4,769,899)	247,529
Auto Trader Group plc	(51,842)	(263,820)	9,387
Aviva plc	(336,619)	(1,822,600)	(423,680)
Babcock International Group plc	(16,306)	(214,716)	34,542
Balfour Beatty plc	(290,606)	(823,051)	(157,073)
Booker Group plc	(6,354)	(13,995)	(1,546)
BP plc	(732,034)	(4,207,416)	(6,257)
British American Tobacco plc	(86,170)	(4,782,167)	(934,872)
BTG plc	(287,629)	(2,437,683)	323,823
Bunzl plc	(31,410)	(805,393)	(107,554)
Burberry Group plc	(13,115)	(286,409)	3,378
Capita plc	(594,873)	(6,088,164)	1,875,413
Cobham plc	(1,279,514)	(2,305,780)	172,564
Croda International plc	(8,869)	(323,466)	(72,680)
easyJet plc	(48,248)	(652,699)	32,386
Essentra plc	(209,818)	(1,936,558)	558,205
Halma plc	(97,856)	(1,207,316)	(48,390)
Hargreaves Lansdown plc	(271,023)	(4,332,226)	(82,512)
Hays plc	(166,809)	(247,934)	(80,194)
Hiscox Ltd.	(17,350)	(217,671)	(20,147)
IMI plc	(61,918)	(801,820)	(124,545)
Inmarsat plc	(396,519)	(3,567,158)	(657,246)
Intertek Group plc	(12,111)	(542,373)	(53,764)
ITV plc	(573,945)	(1,507,633)	(67,942)
Just Eat plc	(377,954)	(2,655,792)	(21,161)
Merlin Entertainments plc	(279,018)	(1,549,673)	(127,516)
National Grid plc	(117,672)	(1,482,548)	(10,391)
Next plc	(8,218)	(541,801)	97,233
Old Mutual plc	(160,627)	(366,158)	(38,088)
Pennon Group plc	(218,862)	(2,283,156)	(134,496)
Provident Financial plc	(66,446)	(2,368,402)	(128,236)
Rio Tinto plc	(6,013)	(197,996)	(44,134)
Rolls-Royce Holdings plc	(148,391)	(1,178,603)	(223,256)
Rotork plc	(363,448)	(946,894)	(160,972)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Royal Bank of Scotland Group plc	(1,076,433)	$(2,613,199)	$(650,814)
Schroders plc	(32,878)	(1,100,565)	(147,212)
Smith & Nephew plc	(25,061)	(381,949)	375
Spectris plc	(5,874)	(143,252)	(40,401)
Spirax-Sarco Engineering plc	(4,134)	(179,027)	(68,104)
St James’s Place plc	(208,347)	(2,252,392)	(520,903)
Standard Chartered plc	(32,358)	(307,577)	(1,925)
Tesco plc	(1,213,420)	(2,651,046)	(173,023)
Travis Perkins plc	(29,105)	(565,792)	13,641
United Utilities Group plc	(168,460)	(1,924,460)	(173,031)
Vodafone Group plc	(533,080)	(1,488,486)	99,287
Weir Group plc (The)	(37,207)	(811,346)	(83,675)
Whitbread plc	(42,121)	(2,004,323)	(85,704)
Worldpay Group plc	(551,235)	(1,959,373)	(78,666)

			(1,947,309)

Total of Short Equity Positions			(3,732,024)

Total of Long and Short Equity Positions			2,633,805

Net Cash and Other Receivables/(Payables) (b)			(313,588)

Swaps, at Value			$2,320,217

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Reserve Bank of Australia Cash rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	19-49 months maturity 10/15/2018	$3,605,486

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Common Stock

Australia
Adelaide Brighton Ltd.	56,106	$226,857	$16,440
AGL Energy Ltd.	225,506	3,283,143	1,259,246
Ansell Ltd.	51,743	755,372	195,970
Aristocrat Leisure Ltd.	118,338	1,491,545	132,825
Aurizon Holdings Ltd.	679,458	2,393,384	331,194
Boral Ltd.	258,057	1,294,125	(143,658)
Caltex Australia Ltd.	77,397	1,933,616	(189,737)
CIMIC Group Ltd.	116,661	3,331,160	(130,135)
Coca-Cola Amatil Ltd.	373,094	2,496,951	587,629
Cochlear Ltd.	11,743	1,101,187	111,893
Flight Centre Travel Group Ltd.	11,600	268,474	(12,594)
Fortescue Metals Group Ltd.	546,311	1,351,227	1,250,941
Harvey Norman Holdings Ltd.	365,252	1,240,412	22,920
Newcrest Mining Ltd.	113,655	2,113,855	(176,551)
Origin Energy Ltd.	116,434	510,243	116,077
Santos Ltd.	196,764	593,392	(22,398)
South32 Ltd.	841,936	1,736,683	38,254
Star Entertainment Grp Ltd. (The)	185,560	792,547	(17,248)
Tabcorp Holdings Ltd.	179,666	607,743	44,241
Telstra Corp. Ltd.	302,388	1,293,114	(217,109)
Treasury Wine Estates Ltd.	377,199	2,928,420	595,232

			3,793,432

Total of Long Equity Positions			3,793,432

Short Positions

Common Stock
Australia
ALS Ltd.	(190,554)	(742,227)	(151,529)
Alumina Ltd.	(1,113,698)	(1,234,555)	(289,220)
AMP Ltd.	(820,701)	(3,291,588)	44,793
APA Group	(676,224)	(4,531,131)	(97,157)
AusNet Services	(298,925)	(357,114)	(27,686)
Bank of Queensland Ltd.	(65,384)	(549,482)	(57,484)
Brambles Ltd.	(353,787)	(2,951,001)	424,449
Computershare Ltd.	(183,531)	(1,439,457)	(531,640)
Crown Resorts Ltd.	(40,035)	(361,352)	192
CSL Ltd.	(7,362)	(659,873)	(45,008)
Domino’s Pizza Enterprises Ltd.	(10,030)	(437,090)	(8,189)
Healthscope Ltd.	(1,520,650)	(3,356,454)	720,012
Iluka Resources Ltd.	(186,181)	(977,559)	(106,193)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Insurance Australia Group Ltd.	(288,241)	$(1,264,867)	$(66,990)
Medibank Pvt Ltd.	(81,925)	(202,058)	25,600
Platinum Asset Management Ltd.	(225,123)	(1,064,819)	182,596
Ramsay Health Care Ltd.	(18,494)	(1,034,490)	47,239
REA Group Ltd.	(27,167)	(1,092,681)	(139,293)
SEEK Ltd.	(415,807)	(5,008,333)	(47,022)
Sonic Healthcare Ltd.	(73,083)	(1,205,955)	(28,743)
Sydney Airport	(95,753)	(502,413)	7,296
TPG Telecom Ltd.	(33,690)	(177,472)	(1,889)
Transurban Group	(164,918)	(1,505,015)	34,952
Vocus Group Ltd.	(153,951)	(563,289)	55,292
Westpac Banking Corp.	(33,004)	(763,558)	(118,717)

			(174,339)

Total of Short Equity Positions			(174,339)

Total of Long and Short Equity Positions			3,619,093

Net Cash and Other Receivables/ (Payables) (b)			(13,607)

Swaps, at Value			$3,605,486

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average plus or minus a specified spread which is denominated in EUR based on the local currencies of the positions within the swap.	7-37 months maturity 10/12/2017	$7,825,275

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Common Stock

France
Arkema SA	26,519	$2,301,266	$309,286
Atos SE	69,342	6,787,396	1,781,932
BNP Paribas SA	48,699	2,633,100	607,530
Capgemini SA	39,722	3,611,980	54,585
Christian Dior SE	824	179,762	11,511
Cie de Saint-Gobain	86,015	3,516,818	896,340
Cie Generale des Etablissements Michelin	63,295	6,595,244	1,096,227
CNP Assurances	125,095	2,070,891	472,971
Eiffage SA	22,915	1,659,174	134,140
Elior Group	37,744	804,734	50,424
Faurecia	74,642	2,778,602	765,313
Ipsen SA	26,971	1,735,663	960,954
Lagardere SCA	47,637	1,088,864	312,393
Orange SA	22,377	313,307	34,109
Peugeot SA	483,232	7,272,033	2,439,722
Publicis Groupe SA	10,726	767,947	(19,055)
Renault SA	6,274	519,140	25,897
Rexel SA	84,747	1,131,114	404,300
Schneider Electric SE	14,738	985,926	96,857
SCOR SE	47,759	1,496,214	308,745
SEB SA	7,838	1,062,780	32,009
Societe BIC SA	1,441	183,533	(4,004)
Societe Generale SA	16,794	802,119	48,754
Sodexo SA	24,163	2,511,464	327,601
Teleperformance	46,115	4,021,480	957,520
Thales SA	62,425	5,273,186	756,828
Ubisoft Entertainment SA	23,929	828,295	192,263
Valeo SA	66,512	3,586,002	838,492

			13,893,644

Total of Long Equity Positions			13,893,644

Short Positions

Common Stock
France
Accor SA	(157,772)	(6,161,139)	(401,256)
Air France-KLM	(30,078)	(238,261)	10,735
Air Liquide SA	(37,225)	(3,744,082)	(506,221)
Airbus SE	(27,769)	(1,609,636)	(508,077)
Alstom SA	(9,458)	(228,295)	(54,063)
Bollore SA	(919,816)	(3,156,840)	(403,457)
Bouygues SA	(4,304)	(134,155)	(40,781)
Bureau Veritas SA	(91,511)	(1,815,414)	(113,507)
Carrefour SA	(147,611)	(3,740,591)	262,705
Casino Guichard Perrachon SA	(43,909)	(2,109,351)	(343,987)
Danone SA	(27,862)	(1,871,434)	(23,877)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Edenred	(337,939)	$(6,606,597)	$(1,369,535)
Electricite de France SA	(106,075)	(1,205,139)	313,855
Engie SA	(66,160)	(941,169)	6,221
Essilor International SA	(56,595)	(6,656,498)	(214,766)
Eutelsat Communications SA	(36,532)	(677,867)	(136,341)
Groupe Eurotunnel SE	(241,490)	(2,265,212)	(162,232)
Hermes International	(2,009)	(721,398)	(229,632)
Iliad SA	(7,639)	(1,598,583)	(107,452)
Ingenico Group SA	(60,611)	(6,090,024)	373,419
JCDecaux SA	(50,145)	(1,626,370)	(134,856)
L’Oreal SA	(12,264)	(2,259,739)	(99,089)
Natixis SA	(200,529)	(929,423)	(305,067)
Orpea	(25,074)	(2,000,999)	(405,005)
Pernod Ricard SA	(21,455)	(2,292,705)	(243,721)
Remy Cointreau SA	(8,812)	(748,542)	(113,540)
SFR Group SA	(62,624)	(1,643,149)	(323,511)
Suez	(11,806)	(179,553)	(6,771)
Veolia Environnement SA	(91,092)	(1,585,697)	(122,449)
Vivendi SA	(135,145)	(2,573,677)	(47,953)
Zodiac Aerospace	(132,747)	(3,008,435)	(309,773)

			(5,759,984)

Luxembourg
Eurofins Scientific SE	(5,705)	(2,285,025)	(195,961)
SES SA	(110,996)	(2,384,552)	(195,991)

			(391,952)

Total of Short Equity Positions			(6,151,936)

Total of Long and Short Equity Positions			7,741,708

Net Cash and Other Receivables/ (Payables) (b)			83,567

Swaps, at Value			$7,825,275

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Overnight Index Average plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	23-49 months maturity 10/16/2018	$(951,040)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Common Stock

China
BOC Hong Kong Holdings Ltd.	43,000	$126,497	$49,258

Hong Kong
Cheung Kong Property Holdings Ltd.	230,500	1,611,321	(56,407)
CLP Holdings Ltd.	299,000	2,936,132	193,943
HKT Trust & HKT Ltd.	744,000	1,104,015	(144,715)
Kerry Properties Ltd.	578,000	1,499,902	504,979
Li & Fung Ltd.	924,000	447,431	(46,562)
New World Development Co. Ltd.	2,087,817	2,068,012	504,545
Power Assets Holdings Ltd.	30,000	270,700	(11,926)
Sino Land Co. Ltd.	778,000	1,227,851	136,485
SJM Holdings Ltd.	741,000	460,581	142,523
Sun Hung Kai Properties Ltd.	129,000	1,761,750	134,584
Swire Properties Ltd.	62,400	177,362	22,628
VTech Holdings Ltd.	28,000	305,644	29,128
WH Group Ltd.	2,690,000	2,075,952	243,691
Wharf Holdings Ltd. (The)	94,000	712,005	95,834
Wheelock & Co. Ltd.	282,000	1,385,332	845,373
Xinyi Glass Holdings Ltd.	2,128,000	1,808,941	65,446
Yue Yuen Industrial Holdings Ltd.	635,500	2,497,504	(212)

			2,659,337

Total of Long Equity Positions			2,708,595

Short Positions

Common Stock
China
Guotai Junan International Holdings Ltd.	(1,526,000)	(570,639)	75,348

Hong Kong
AIA Group Ltd.	(249,600)	(1,480,363)	(95,102)
ASM Pacific Technology Ltd.	(77,000)	(582,333)	(465,164)
Cathay Pacific Airways Ltd.	(1,547,000)	(2,351,050)	105,206

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Haitong International Securities Group Ltd.	(1,450,345)	$(854,315)	$1,263
Hang Lung Properties Ltd.	(812,000)	(1,600,546)	(510,388)
Hang Seng Bank Ltd.	(14,600)	(263,902)	(32,280)
HK Electric Investments & HK Electric Investments Ltd.	(230,000)	(218,762)	6,786
Hong Kong & China Gas Co. Ltd.	(2,228,430)	(3,855,234)	(603,200)
Hysan Development Co. Ltd.	(52,000)	(227,174)	(8,743)
MTR Corp. Ltd.	(526,122)	(2,482,449)	(473,523)
Sands China Ltd.	(85,200)	(380,368)	(14,584)
Swire Pacific Ltd.	(21,000)	(233,165)	23,264
Techtronic Industries Co. Ltd.	(128,500)	(497,566)	(22,639)
Value Partners Group Ltd.	(2,499,000)	(2,400,035)	18,142

			(2,070,962)

Macau
MGM China Holdings Ltd.	(879,200)	(1,204,114)	(629,255)
Wynn Macau Ltd.	(1,188,400)	(1,826,452)	(593,992)

			(1,223,247)

United States
Samsonite International SA	(239,100)	(784,091)	(86,926)

Total of Short Equity Positions			(3,305,787)

Total of Long and Short Equity Positions			(597,192)

Net Cash and Other Receivables/ (Payables) (b)			(353,848)

Swaps, at Value			$(951,040)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$430,611	$—	$430,611

JPMC
Investment Companies	2,051,270	—	2,051,270

MSIP
Cash	97,407,551	—	97,407,551

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 88.8%

INVESTMENT COMPANIES - 41.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (a)(b)(c)	11,067,280	11,067,280
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (a)(c)	70,138	70,138

TOTAL INVESTMENT COMPANIES (Cost $11,137,418)		11,137,418

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATION - 47.5%
U.S. Treasury Bill 0.63%, 5/18/2017 (Cost $12,807,541) (b)(d)	12,818,000	12,806,426

TOTAL SHORT-TERM INVESTMENTS (Cost $23,944,959)		23,943,844

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 88.8% (Cost $23,944,959)		23,943,844

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.2% (e)		3,019,245

NET ASSETS - 100.0%		26,963,089

(a)	Represents 7-day effective yield as of 3/31/2017.
(b)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

Forward effective interest rate swap contracts outstanding as of March 31, 2017:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CRSU	(1)	2.000%	AUD	56,090,000	$(139,999)	09/12/2019	$102,599
CRSU	(1)	2.000%	AUD	33,830,000	(71,158)	09/12/2019	48,601
CRSU	(2)	3.000%	AUD	370,000	(916)	09/09/2027	(67)
CRSU	(2)	3.000%	AUD	360,000	(1,688)	09/09/2027	731
CRSU	2.000%	(1)	AUD	1,700,000	3,452	09/12/2019	(2,319)
CRSU	2.000%	(1)	AUD	1,370,000	539	09/12/2019	374
CRSU	2.000%	(1)	AUD	1,370,000	1,374	09/12/2019	(461)
CRSU	2.000%	(1)	AUD	2,920,000	1,148	09/12/2019	799
CRSU	2.000%	(1)	AUD	1,380,000	3,004	09/12/2019	(2,084)
CRSU	2.000%	(1)	AUD	5,530,000	11,632	09/12/2019	(7,944)
CRSU	3.000%	(2)	AUD	13,180,000	142,530	09/09/2027	(107,501)
CRSU	(3)	2.000%	CAD	100,000	304	09/13/2027	(307)
CRSU	1.500%	(3)	CAD	8,010,000	(29,587)	09/16/2019	(2,849)
CRSU	1.500%	(3)	CAD	5,730,000	(21,165)	09/16/2019	(2,038)
CRSU	1.500%	(3)	CAD	1,370,000	(6,061)	09/16/2019	513
CRSU	(4)	0.250%	CHF	1,400,000	1,579	09/15/2027	5,958
CRSU	(4)	0.500%	CHF	1,300,000	3,375	09/18/2019	(1,271)
CRSU	0.500%	(4)	CHF	5,690,000	(14,776)	09/18/2019	5,566
CRSU	0.500%	(4)	CHF	7,090,000	(14,510)	09/18/2019	3,034
CRSU	(5)	1.000%	EUR	450,000	3,244	09/15/2027	3,298
CRSU	(5)	1.000%	EUR	2,570,000	26,531	09/15/2027	10,830
CRSU	(5)	1.000%	EUR	240,000	2,585	09/15/2027	904
CRSU	(5)	1.000%	EUR	570,000	6,010	09/15/2027	2,277
CRSU	0.500%	(5)	EUR	2,690,000	(27,895)	09/18/2019	(4,119)
CRSU	0.500%	(5)	EUR	1,190,000	(13,142)	09/18/2019	(1,020)
CRSU	0.500%	(5)	EUR	2,940,000	(33,634)	09/18/2019	(1,356)
CRSU	0.500%	(5)	EUR	16,030,000	(183,903)	09/18/2019	(6,875)
CRSU	0.500%	(5)	EUR	14,140,000	(162,220)	09/18/2019	(6,064)
CRSU	0.500%	(5)	EUR	11,830,000	(136,987)	09/18/2019	(3,805)
CRSU	(4)	1.000%	GBP	870,000	5,576	09/18/2019	959
CRSU	(4)	1.000%	GBP	810,000	5,474	09/18/2019	610
CRSU	(4)	1.500%	GBP	1,990,000	27,280	09/15/2027	31,947
CRSU	(4)	1.500%	GBP	1,890,000	48,060	09/15/2027	8,192
CRSU	1.000%	(4)	GBP	4,200,000	(35,301)	09/18/2019	3,753
CRSU	1.000%	(4)	GBP	8,920,000	(63,593)	09/18/2019	(3,408)
CRSU	1.000%	(4)	GBP	26,190,000	(220,128)	09/18/2019	23,406
CRSU	1.000%	(4)	GBP	1,750,000	(14,280)	09/18/2019	1,135
CRSU	1.000%	(4)	GBP	810,000	(5,474)	09/18/2019	(610)
CRSU	1.000%	(4)	GBP	9,060,000	(73,930)	09/18/2019	5,877
CRSU	(4)	0.250%	JPY	4,537,000,000	157,634	09/18/2019	(3,860)
CRSU	(4)	0.250%	JPY	2,204,000,000	72,677	09/18/2019	2,024
CRSU	(4)	0.250%	JPY	191,000,000	(5,259)	09/15/2027	(2,727)
CRSU	(4)	0.250%	JPY	261,000,000	(15,044)	09/15/2027	4,132
CRSU	(4)	0.250%	JPY	266,000,000	(10,502)	09/15/2027	(619)
CRSU	(4)	0.250%	JPY	36,000,000	(1,138)	09/15/2027	(367)
CRSU	0.250%	(4)	JPY	181,000,000	(6,691)	09/18/2019	556
CRSU	0.250%	(4)	JPY	826,000,000	(29,726)	09/18/2019	1,730
CRSU	0.250%	(4)	JPY	1,303,000,000	(42,341)	09/18/2019	(1,822)
CRSU	0.250%	(4)	JPY	1,292,000,000	(43,476)	09/18/2019	(314)
CRSU	0.250%	(4)	JPY	2,176,000,000	(75,603)	09/18/2019	1,851
CRSU	0.250%	(4)	JPY	459,000,000	33,054	09/15/2027	(13,863)
CRSU	(6)	1.500%	NOK	9,300,000	3,409	09/18/2019	2,012
CRSU	(6)	1.500%	NOK	17,910,000	5,537	09/18/2019	4,902
CRSU	(6)	1.500%	NOK	72,940,000	17,795	09/18/2019	24,719
CRSU	(6)	2.000%	NOK	62,810,000	(37,451)	09/15/2027	49,757
CRSU	1.500%	(6)	NOK	287,100,000	(78,926)	09/18/2019	(88,415)
CRSU	1.500%	(6)	NOK	28,110,000	(6,576)	09/18/2019	(9,808)
CRSU	1.500%	(6)	NOK	165,810,000	(38,788)	09/18/2019	(57,857)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CRSU	2.000%	(6)	NOK	4,030,000	$4,971	09/15/2027	$(5,761)
CRSU	2.000%	(6)	NOK	1,990,000	3,644	09/15/2027	(4,035)
CRSU	2.000%	(6)	NOK	16,440,000	17,772	09/15/2027	(20,993)
CRSU	(1)	3.000%	NZD	1,600,000	9,811	09/11/2019	465
CRSU	(1)	3.000%	NZD	17,030,000	86,997	09/11/2019	22,386
CRSU	(1)	3.000%	NZD	32,240,000	153,496	09/11/2019	53,579
CRSU	(1)	3.000%	NZD	1,900,000	9,881	09/11/2019	2,322
CRSU	(1)	3.000%	NZD	1,020,000	5,211	09/11/2019	1,341
CRSU	(1)	3.000%	NZD	1,490,000	9,708	09/11/2019	(138)
CRSU	4.000%	(1)	NZD	440,000	(7,117)	09/15/2027	(4,372)
CRSU	4.000%	(1)	NZD	7,610,000	(145,069)	09/15/2027	(53,637)
CRSU	4.000%	(1)	NZD	350,000	(7,694)	09/15/2027	(1,445)
CRSU	(7)	1.500%	SEK	18,440,000	37,129	09/15/2027	16,793
CRSU	0.500%	(7)	SEK	85,570,000	(112,414)	09/18/2019	(6,186)
CRSU	0.500%	(7)	SEK	89,330,000	(119,368)	09/18/2019	(4,443)
CRSU	(8)	1.750%	USD	1,340,000	(3,464)	09/20/2019	1,354
CRSU	(8)	1.750%	USD	1,070,000	(2,766)	09/20/2019	1,081
CRSU	(8)	1.750%	USD	13,920,000	(49,963)	09/20/2019	28,042
CRSU	(8)	1.750%	USD	1,200,000	(1,375)	09/20/2019	(515)
CRSU	(8)	1.750%	USD	17,950,000	(69,638)	09/20/2019	41,370
CRSU	(8)	1.750%	USD	1,160,000	(4,164)	09/20/2019	2,337
CRSU	(8)	1.750%	USD	11,280,000	(35,198)	09/20/2019	17,434
CRSU	(8)	2.500%	USD	230,000	1,720	09/20/2027	(1,151)
CRSU	(8)	2.500%	USD	1,160,000	10,342	09/20/2027	(7,480)
CRSU	1.750%	(8)	USD	17,950,000	51,103	09/20/2019	(22,835)
CRSU	1.750%	(8)	USD	4,730,000	673	09/20/2019	6,776
CRSU	1.750%	(8)	USD	17,950,000	68,573	09/20/2019	(40,305)
CRSU	1.750%	(8)	USD	3,570,000	5,184	09/20/2019	438
CRSU	2.500%	(8)	USD	240,000	(1,378)	09/20/2027	784
CRSU	2.500%	(8)	USD	3,330,000	28,582	09/20/2027	(36,798)
CRSU	2.500%	(8)	USD	310,000	1,993	09/20/2027	(2,760)

					$(1,130,883)		$2,944

(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month Canadian Bankers’ Acceptance Rate
(4)	6 Month London Interbank Offered Rate
(5)	6 Month Euro Interbank Offered Rate
(6)	6 Month Norwegian Interbank Offered Rate
(7)	3 Month Stockholm Interbank Offered Rate
(8)	3 Month London Interbank Offered Rate

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Bovespa Index April Futures	04/2017	BRL	2,363,578	$(25,391)
CITI	Corn May Futures^	04/2017	USD	38,020	(1,595)
MACQ	Corn May Futures^	04/2017	USD	151,245	(5,545)
BANA	H-SHARES Index April Futures	04/2017	HKD	1,046,827	(2,320)
GSIN	H-SHARES Index April Futures	04/2017	HKD	3,661,552	(7,818)
BANA	KOSPI Index 200 June Futures	06/2017	KRW	1,757,636,400	65,977
GSIN	MSCI Taiwan Stock Index April Futures	04/2017	USD	146,460	(1,380)
BANA	NSE Nifty 50 Index April Futures	04/2017	INR	(10,255,572)	(1,414)
GSIN	SGX S&P CNX Nifty Index April Futures	04/2017	USD	(383,598)	(2,718)
GSIN	Soybean May Futures^	04/2017	USD	53,513	(6,213)
SOCG	Soybean May Futures^	04/2017	USD	53,336	(6,036)
MACQ	Soybean Meal May Futures^	04/2017	USD	(34,832)	3,992
SOCG	Soybean Meal May Futures^	04/2017	USD	(34,347)	3,507
BANA	Swiss Market Index June Futures	06/2017	CHF	(3,311,490)	(18,597)
BANA	Tel Aviv 25 Index April Futures	04/2017	ILS	(1,393,352)	(1,117)
CITI	Wheat May Futures^	04/2017	USD	92,142	(6,842)
CITI	Wheat May Futures^	04/2017	USD	(113,448)	6,823
BANA	WIG20 Index June Futures	06/2017	PLN	(579,175)	3,372

					$(3,315)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
23	MSCL	Corn Futures^	05/2017	$434,249	$418,888	$(15,361)
2	MSCL	Gasoline RBOB Futures^	04/2017	137,353	143,052	5,699
4	MSCL	Gold 100 OZ Futures^	06/2017	499,291	500,480	1,189
1	MSCL	Heating Oil ULSD Futures^	04/2017	64,052	66,133	2,081
1	JPPC	LME Aluminum Futures^	04/2017	43,684	48,836	5,152
1	JPPC	LME Aluminum Futures^	04/2017	45,067	48,864	3,797
1	JPPC	LME Aluminum Futures^	04/2017	46,560	48,854	2,294
3	JPPC	LME Aluminum Futures^	05/2017	142,133	146,910	4,777
3	JPPC	LME Aluminum Futures^	05/2017	142,389	146,927	4,538
1	JPPC	LME Aluminum Futures^	05/2017	47,477	48,974	1,497
1	JPPC	LME Aluminum Futures^	06/2017	46,753	49,066	2,313
2	JPPC	LME Aluminum Futures^	06/2017	94,505	98,159	3,654
17	JPPC	LME Aluminum Futures^	06/2017	807,812	834,806	26,994
1	JPPC	LME Aluminum Futures^	06/2017	48,073	49,087	1,014
1	JPPC	LME Aluminum Futures^	06/2017	48,254	49,065	811
1	JPPC	LME Copper Futures^	05/2017	150,577	145,844	(4,733)
1	JPPC	LME Copper Futures^	05/2017	150,309	145,813	(4,496)
1	JPPC	LME Copper Futures^	05/2017	148,047	145,847	(2,200)
1	JPPC	LME Copper Futures^	06/2017	145,503	145,927	424
2	JPPC	LME Copper Futures^	06/2017	285,155	291,871	6,716
4	JPPC	LME Copper Futures^	06/2017	592,182	583,925	(8,257)
3	JPPC	LME Copper Futures^	06/2017	433,882	437,785	3,903

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Nickel Futures^	04/2017	$60,074	$59,775	$(299)
1	JPPC	LME Nickel Futures^	04/2017	60,439	59,874	(565)
1	JPPC	LME Nickel Futures^	06/2017	60,422	60,078	(344)
3	JPPC	LME Nickel Futures^	06/2017	187,712	180,324	(7,388)
1	JPPC	LME Nickel Futures^	06/2017	58,394	60,136	1,742
1	JPPC	LME Zinc Futures^	05/2017	70,414	69,135	(1,279)
1	JPPC	LME Zinc Futures^	06/2017	67,252	69,200	1,948
3	JPPC	LME Zinc Futures^	06/2017	210,939	207,825	(3,114)
1	JPPC	LME Zinc Futures^	06/2017	69,331	69,269	(62)
24	MSCL	Natural Gas Futures^	04/2017	768,617	765,600	(3,017)
3	MSCL	Silver Futures^	05/2017	270,526	273,840	3,314
8	MSCL	Soybean Futures^	05/2017	423,543	378,400	(45,143)
11	MSCL	WTI Crude Futures^	04/2017	551,794	556,600	4,806
4	BARC	DAX Index Futures	06/2017	1,283,816	1,315,311	31,495
70	BARC	Euro Stoxx 50 Index Futures	06/2017	2,482,278	2,558,400	76,122
63	BARC	FTSE 100 Index Futures	06/2017	5,752,637	5,742,749	(9,888)
8	BARC	H-SHARES Index Futures	04/2017	538,645	529,524	(9,121)
7	JPMS	MEX BOLSA Index Futures	06/2017	176,472	181,783	5,311
4	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	543,423	548,694	5,271
25	BARC	TOPIX Index Futures	06/2017	3,457,014	3,396,434	(60,580)
10	GSCO	Euro-Bund Futures	06/2017	1,709,746	1,722,028	12,282
78	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	9,713,908	9,715,875	1,967

				33,070,703	33,115,967	45,264

Short Contracts:
2	GSCO	Brent Crude Futures^	04/2017	$(102,169)	$(107,060)	$(4,891)
1	JPPC	LME Aluminum Futures^	04/2017	(43,736)	(48,835)	(5,099)
1	JPPC	LME Aluminum Futures^	04/2017	(44,997)	(48,865)	(3,868)
1	JPPC	LME Aluminum Futures^	04/2017	(46,497)	(48,854)	(2,357)
3	JPPC	LME Aluminum Futures^	05/2017	(141,835)	(146,910)	(5,075)
3	JPPC	LME Aluminum Futures^	05/2017	(141,793)	(146,927)	(5,134)
1	JPPC	LME Aluminum Futures^	05/2017	(47,310)	(48,974)	(1,664)
1	JPPC	LME Aluminum Futures^	06/2017	(46,742)	(49,066)	(2,324)
2	JPPC	LME Aluminum Futures^	06/2017	(94,530)	(98,158)	(3,628)
3	JPPC	LME Aluminum Futures^	06/2017	(141,361)	(147,318)	(5,957)
1	JPPC	LME Aluminum Futures^	06/2017	(48,222)	(49,087)	(865)
1	JPPC	LME Aluminum Futures^	06/2017	(48,223)	(49,066)	(843)
1	JPPC	LME Copper Futures^	05/2017	(150,810)	(145,844)	4,966
1	JPPC	LME Copper Futures^	05/2017	(150,673)	(145,813)	4,860
1	JPPC	LME Copper Futures^	05/2017	(148,448)	(145,847)	2,601
1	JPPC	LME Copper Futures^	06/2017	(145,357)	(145,927)	(570)
2	JPPC	LME Copper Futures^	06/2017	(286,492)	(291,871)	(5,379)
6	JPPC	LME Copper Futures^	06/2017	(864,785)	(875,888)	(11,103)
3	JPPC	LME Copper Futures^	06/2017	(435,005)	(437,786)	(2,781)
1	JPPC	LME Nickel Futures^	04/2017	(60,348)	(59,775)	573
1	JPPC	LME Nickel Futures^	04/2017	(60,361)	(59,874)	487
1	JPPC	LME Nickel Futures^	06/2017	(60,491)	(60,078)	413
1	JPPC	LME Nickel Futures^	06/2017	(60,456)	(60,108)	348
1	JPPC	LME Nickel Futures^	06/2017	(58,437)	(60,136)	(1,699)
1	JPPC	LME Zinc Futures^	05/2017	(70,522)	(69,134)	1,388
1	JPPC	LME Zinc Futures^	06/2017	(67,991)	(69,200)	(1,209)
1	JPPC	LME Zinc Futures^	06/2017	(67,260)	(69,275)	(2,015)
1	JPPC	LME Zinc Futures^	06/2017	(68,922)	(69,268)	(346)
1	MSCL	Soybean Meal Futures^	05/2017	(33,678)	(30,840)	2,838

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
12	MSCL	Soybean Oil Futures^	05/2017	$(250,099)	$(228,816)	$21,283
2	BARC	Amsterdam Index Futures	04/2017	(217,609)	(219,847)	(2,238)
128	BARC	BIST 30 Futures	04/2017	(384,753)	(382,737)	2,016
36	BARC	CAC40 Index Futures	04/2017	(1,904,901)	(1,964,598)	(59,697)
12	BARC	FTSE Bursa Malaysia KLCI Index Futures	04/2017	(238,428)	(236,787)	1,641
25	BARC	FTSE/JSE Top 40 Index Futures	06/2017	(841,376)	(852,846)	(11,470)
2	BARC	FTSE/MIB Index Futures	06/2017	(203,998)	(213,904)	(9,906)
8	BARC	IBEX 35 Index Futures	04/2017	(844,092)	(888,670)	(44,578)
8	BARC	MSCI Singapore Index Futures	04/2017	(197,927)	(199,792)	(1,865)
12	BARC	MSCI Taiwan Stock Index Futures	04/2017	(439,576)	(435,240)	4,336
47	BARC	OMXS30 Index Futures	04/2017	(814,504)	(829,915)	(15,411)
59	BARC	S&P 500 E-Mini Futures	06/2017	(6,981,331)	(6,959,640)	21,691
13	BARC	SET50 Index Futures	06/2017	(75,121)	(74,937)	184
17	BARC	SGX S&P CNX Nifty Index Futures	04/2017	(311,430)	(312,732)	(1,302)
8	BARC	SPI 200 Index Futures	06/2017	(877,730)	(893,575)	(15,845)
61	GSCO	10-Year Japanese Government Bond Futures	06/2017	(8,229,790)	(8,231,411)	(1,621)
1	GSCO	10-Year Japanese Government Bond Futures	06/2017	(1,348,010)	(1,349,861)	(1,851)
19	JPMS	Australia 10-Year Bond Futures	06/2017	(1,860,316)	(1,864,549)	(4,233)
67	GSCO	Canadian 10-Year Bond Futures	06/2017	(6,915,666)	(6,918,405)	(2,739)
79	GSCO	Long Gilt Futures	06/2017	(12,436,911)	(12,627,754)	(190,843)

				(49,111,019)	(49,471,800)	(360,781)

				$(16,040,316)	$(16,355,833)	$(315,517)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	1,383,400	$1,056,455	$1,055,380	$(1,075)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	252,600	193,381	192,706	(675)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	2,181,176	679,881	684,198	4,317
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	2,409,262	751,435	755,746	4,311
Canadian Dollar, Expiring 06/21/17	CITI	CAD	3,462,001	2,594,777	2,606,166	11,389
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	3,293,999	2,467,567	2,479,697	12,130

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Swiss Franc, Expiring 06/21/17	CITI	CHF	64,000	$63,827	$64,200	$373
Swiss Franc, Expiring 06/21/17	JPMC	CHF	36,000	36,021	36,113	92
Chilean Peso, Expiring 06/21/17*	CITI	CLP	64,400,000	97,806	97,232	(574)
Chilean Peso, Expiring 06/21/17*	JPMC	CLP	96,600,000	146,709	145,848	(861)
Chinese Renminbi, Expiring 06/21/17*	CITI	CNY	300,400	43,395	43,452	57
Chinese Renminbi, Expiring 06/21/17*	JPMC	CNY	6,600	953	961	8
Colombian Peso, Expiring 06/21/17*	CITI	COP	44,000,000	14,764	15,142	378
Colombian Peso, Expiring 06/21/17*	JPMC	COP	66,000,000	22,146	22,713	567
Czech Republic Koruna, Expiring 06/21/17	CITI	CZK	23,620,000	952,736	942,467	(10,269)
Czech Republic Koruna, Expiring 06/21/17	JPMC	CZK	4,980,000	199,791	198,708	(1,083)
Euro, Expiring 06/21/17	CITI	EUR	4,835,600	5,217,764	5,178,192	(39,572)
Euro, Expiring 06/21/17	JPMC	EUR	4,508,400	4,848,927	4,827,812	(21,115)
British Pound, Expiring 06/21/17	CITI	GBP	1,839,800	2,292,073	2,309,515	17,442
British Pound, Expiring 06/21/17	JPMC	GBP	2,131,200	2,662,160	2,675,312	13,152
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	4,597,800	592,986	592,610	(376)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	3,868,200	498,888	498,573	(315)
Hungarian Forint, Expiring 06/21/17	CITI	HUF	49,074,000	170,285	170,110	(175)
Indonesian Rupiah, Expiring 06/21/17*	CITI	IDR	1,412,000,000	104,323	105,366	1,043
Indonesian Rupiah, Expiring 06/21/17*	JPMC	IDR	2,118,000,000	156,485	158,049	1,564
Indian Rupee, Expiring 06/21/17*	CITI	INR	32,976,600	498,393	505,157	6,764
Indian Rupee, Expiring 06/21/17*	JPMC	INR	36,773,400	557,881	563,320	5,439
Japanese Yen, Expiring 06/21/17	CITI	JPY	338,401,600	3,039,031	3,049,138	10,107
Japanese Yen, Expiring 06/21/17	JPMC	JPY	507,602,400	4,558,550	4,573,707	15,157
Korean Won, Expiring 06/21/17*	CITI	KRW	527,756,600	465,252	472,649	7,397
Korean Won, Expiring 06/21/17*	JPMC	KRW	157,205,400	140,242	140,791	549
Mexican Peso, Expiring 06/21/17	CITI	MXN	10,061,600	503,768	530,912	27,144
Mexican Peso, Expiring 06/21/17	JPMC	MXN	8,882,400	441,837	468,690	26,853
Norwegian Krone, Expiring 06/21/17	CITI	NOK	14,850,200	1,773,676	1,730,972	(42,704)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	14,341,800	$1,722,334	$1,671,712	$(50,622)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	1,787,600	1,267,269	1,250,562	(16,707)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	1,217,400	861,010	851,664	(9,346)
Philippine Peso, Expiring 06/21/17*	CITI	PHP	2,480,000	48,728	49,152	424
Philippine Peso, Expiring 06/21/17*	JPMC	PHP	3,720,000	73,092	73,728	636
Poland Zloty, Expiring 06/21/17	CITI	PLN	2,225,000	550,779	560,692	9,913
Poland Zloty, Expiring 06/21/17	JPMC	PLN	264,000	67,056	66,527	(529)
Russian Ruble, Expiring 06/21/17*	CITI	RUB	20,520,000	342,795	357,499	14,704
Russian Ruble, Expiring 06/21/17*	JPMC	RUB	30,780,000	514,193	536,249	22,056
Swedish Krona, Expiring 06/21/17	CITI	SEK	6,488,000	733,416	726,863	(6,553)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	254,200	179,894	181,832	1,938
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	97,800	69,340	69,957	617
Turkish Lira, Expiring 06/21/17	CITI	TRY	1,050,400	277,793	282,532	4,739
Turkish Lira, Expiring 06/21/17	JPMC	TRY	624,600	167,908	168,003	95
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	2,400,000	79,735	79,336	(399)
South African Rand, Expiring 06/21/17	CITI	ZAR	2,668,800	201,079	196,204	(4,875)
South African Rand, Expiring 06/21/17	JPMC	ZAR	1,144,200	86,344	84,119	(2,225)

				$45,086,930	$45,098,235	$11,305

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	(1,268,200)	$(961,596)	$(967,495)	$(5,899)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	(475,800)	(364,745)	(362,983)	1,762
Brazilian Real, Expiring 06/21/17*	CITI	BRL	(1,130,800)	(355,252)	(354,713)	539
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	(1,033,200)	(325,554)	(324,098)	1,456
Swiss Franc, Expiring 06/21/17	CITI	CHF	(2,094,600)	(2,090,817)	(2,101,162)	(10,345)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(2,060,400)	(2,057,141)	(2,066,857)	(9,716)
Chilean Peso, Expiring 06/21/17*	CITI	CLP	(172,800,000)	(259,707)	(260,895)	(1,188)
Chilean Peso, Expiring 06/21/17*	JPMC	CLP	(145,200,000)	(218,105)	(219,225)	(1,120)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Chinese Renminbi, Expiring 06/21/17*	CITI	CNY	(3,974,000)	$(572,187)	$(574,773)	$(2,586)
Chinese Renminbi, Expiring 06/21/17*	JPMC	CNY	(3,252,000)	(469,009)	(470,349)	(1,340)
Colombian Peso, Expiring 06/21/17*	CITI	COP	(438,000,000)	(146,602)	(150,728)	(4,126)
Colombian Peso, Expiring 06/21/17*	JPMC	COP	(372,000,000)	(125,362)	(128,015)	(2,653)
Czech Republic Koruna, Expiring 06/21/17	CITI	CZK	(4,080,000)	(160,471)	(162,797)	(2,326)
Czech Republic Koruna, Expiring 06/21/17	JPMC	CZK	(6,120,000)	(240,707)	(244,195)	(3,488)
Euro, Expiring 06/21/17	CITI	EUR	(4,772,400)	(5,085,664)	(5,110,515)	(24,851)
Euro, Expiring 06/21/17	JPMC	EUR	(5,043,600)	(5,379,480)	(5,400,930)	(21,450)
British Pound, Expiring 06/21/17	CITI	GBP	(1,295,600)	(1,600,078)	(1,626,377)	(26,299)
British Pound, Expiring 06/21/17	JPMC	GBP	(1,598,400)	(1,969,074)	(2,006,485)	(37,411)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(496,600)	(64,057)	(64,007)	50
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(242,400)	(31,278)	(31,242)	36
Hungarian Forint, Expiring 06/21/17	CITI	HUF	(58,800,000)	(202,933)	(203,825)	(892)
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	(88,200,000)	(304,399)	(305,737)	(1,338)
Indonesian Rupiah, Expiring 06/21/17*	CITI	IDR	(1,352,000,000)	(100,790)	(100,889)	(99)
Indonesian Rupiah, Expiring 06/21/17*	JPMC	IDR	(318,000,000)	(23,734)	(23,730)	4
Israeli Shekel, Expiring 06/21/17	CITI	ILS	(180,000)	(49,200)	(49,816)	(616)
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	(270,000)	(73,800)	(74,724)	(924)
Indian Rupee, Expiring 06/21/17*	CITI	INR	(8,920,000)	(131,915)	(136,642)	(4,727)
Indian Rupee, Expiring 06/21/17*	JPMC	INR	(13,380,000)	(197,872)	(204,964)	(7,092)
Japanese Yen, Expiring 06/21/17	CITI	JPY	(150,914,000)	(1,325,680)	(1,359,797)	(34,117)
Korean Won, Expiring 06/21/17*	CITI	KRW	(448,731,600)	(391,953)	(401,877)	(9,924)
Korean Won, Expiring 06/21/17*	JPMC	KRW	(315,593,400)	(274,715)	(282,639)	(7,924)
Mexican Peso, Expiring 06/21/17	CITI	MXN	(2,459,000)	(124,776)	(129,752)	(4,976)
Mexican Peso, Expiring 06/21/17	JPMC	MXN	(1,260,000)	(65,599)	(66,485)	(886)
Norwegian Krone, Expiring 06/21/17	CITI	NOK	(17,666,200)	(2,094,469)	(2,059,211)	35,258
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	(11,368,800)	(1,353,085)	(1,325,172)	27,913
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	(3,483,600)	(2,444,712)	(2,437,044)	7,668

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	(2,348,400)	$(1,649,906)	$(1,642,884)	$7,022
Philippine Peso, Expiring 06/21/17*	CITI	PHP	(11,400,000)	(226,065)	(225,940)	125
Poland Zloty, Expiring 06/21/17	CITI	PLN	(619,200)	(152,098)	(156,036)	(3,938)
Poland Zloty, Expiring 06/21/17	JPMC	PLN	(928,800)	(228,147)	(234,053)	(5,906)
Russian Ruble, Expiring 06/21/17*	CITI	RUB	(40,120,000)	(673,968)	(698,970)	(25,002)
Russian Ruble, Expiring 06/21/17*	JPMC	RUB	(4,980,000)	(84,029)	(86,762)	(2,733)
Swedish Krona, Expiring 06/21/17	CITI	SEK	(8,490,400)	(943,419)	(951,196)	(7,777)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(12,735,600)	(1,415,126)	(1,426,794)	(11,668)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	(580,800)	(412,988)	(415,452)	(2,464)
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	(871,200)	(619,483)	(623,177)	(3,694)
Turkish Lira, Expiring 06/21/17	CITI	TRY	(565,000)	(149,789)	(151,971)	(2,182)
Turkish Lira, Expiring 06/21/17	JPMC	TRY	(102,000)	(27,533)	(27,436)	97
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	(2,520,000)	(82,582)	(83,303)	(721)
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	(3,780,000)	(123,873)	(124,955)	(1,082)
South African Rand, Expiring 06/21/17	CITI	ZAR	(1,433,000)	(109,417)	(105,351)	4,066
South African Rand, Expiring 06/21/17	JPMC	ZAR	(342,000)	(25,983)	(25,143)	840

				(38,560,924)	(38,769,568)	(208,644)

				$6,526,006	$6,328,667	$(197,339)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,624,700	$1,624,700

CITG
Investment Companies	340,653	—	340,653

CRSU
Cash	—	2,077,339	2,077,339

GSCO
Cash	—	608,990	608,990

GSIN
Investment Companies	70,138	—	70,138

JPMC
Investment Companies	470,123	—	470,123

JPMS
Cash	—	49,794	49,794

MSCL
Cash	—	139,575	139,575

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,139	$—	$60,139

GSCO
Cash	—	12,913	12,913

JPPC
Cash	—	102,522	102,522

MSCL
Cash	—	176,158	176,158

See notes to Consolidated Schedule of Investments.

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 111.4%
COMMON STOCKS - 25.9%

Belgium - 1.0%
Ageas (a)	223,589	8,731,310
bpost SA (a)	164,234	3,853,225
Colruyt SA (a)	10,364	508,978
Galapagos NV *(a)	35,937	3,111,267
KBC Group NV (a)	56,779	3,764,048
Proximus SADP (a)	40,731	1,276,388
Solvay SA (a)	48,375	5,902,247
UCB SA	8,045	624,037
Umicore SA (a)	141,991	8,086,260

		35,857,760

Canada - 2.8%
Air Canada (1)*(a)	612,765	6,358,730
Alimentation Couche-Tard, Inc., Class B (1)(a)	101,775	4,597,994
Atco Ltd., Class I (1)(a)	47,177	1,834,434
Bank of Montreal (1)(a)	48,825	3,646,868
Bank of Nova Scotia (The) (1)(a)	114,358	6,690,268
Barrick Gold Corp. (1)(a)	62,891	1,194,591
CAE, Inc. (1)(a)	44,782	684,265
Canadian Imperial Bank of Commerce (1)(a)	20,631	1,778,965
Canadian Pacific Railway Ltd. (1)(a)	5,139	754,900
Canadian Tire Corp. Ltd., Class A (1)(a)	47,172	5,603,814
CCL Industries, Inc., Class B (1)(a)	9,815	2,141,387
CGI Group, Inc., Class A (1)*(a)	24,757	1,186,236
Constellation Software, Inc. (1)(a)	2,083	1,023,604
Dollarama, Inc. (1)(a)	99,047	8,208,422
Empire Co. Ltd., Class A (1)(a)	29,869	456,396
Encana Corp., Class R (1)(a)	459,670	5,385,313
George Weston Ltd. (1)(a)	28,182	2,458,892
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	40,124	1,738,802
Kinross Gold Corp. (1)*(a)	348,004	1,227,311
Linamar Corp. (1)(a)	61,548	2,799,593
Lundin Mining Corp. (1)(a)	237,562	1,338,000
Magna International, Inc. (1)(a)	136,966	5,910,801
Metro, Inc. (1)(a)	103,920	3,192,189
National Bank of Canada (1)(a)	106,444	4,469,551
Open Text Corp. (1)(a)	109,442	3,719,802
Peyto Exploration & Development Corp. (1)(a)	25,571	525,899
Quebecor, Inc., Class B (1)(a)	20,484	631,687
Saputo, Inc. (1)(a)	189,375	6,534,887
Seven Generations Energy Ltd., Class A(1)* (a)	110,648	2,021,842
Shaw Communications, Inc., Class B (1)	36,873	764,438
Teck Resources Ltd., Class B (1)(a)	222,144	4,857,651
Tourmaline Oil Corp. (1)*(a)	23,142	515,968
West Fraser Timber Co. Ltd. (1)	11,644	487,002
Yamana Gold, Inc. (1)(a)	157,725	435,275

		95,175,777

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	4,977,000	4,018,161

Denmark - 1.1%
Danske Bank A/S (a)	126,295	4,306,145
GN Store Nord A/S (a)	115,106	2,687,167

INVESTMENTS	SHARES	VALUE ($)
Denmark - 1.1% (continued)
H Lundbeck A/S (a)	85,334	3,960,650
ISS A/S (a)	119,409	4,514,229
TDC A/S (a)	1,260,112	6,489,917
Vestas Wind Systems A/S (a)	221,906	18,049,889

		40,007,997

Finland - 1.4%
Cargotec OYJ, Class B (a)	64,122	3,172,069
Huhtamaki OYJ (a)	55,615	1,979,120
Kesko OYJ, Class B (a)	105,197	5,015,233
Neste OYJ (a)	346,508	13,549,445
Nokian Renkaat OYJ (a)	48,440	2,021,772
Orion OYJ, Class B (a)	97,570	5,089,675
Outokumpu OYJ (a)	93,332	910,023
Stora Enso OYJ, Class R (a)	237,871	2,812,635
UPM-Kymmene OYJ (a)	372,146	8,737,642

		43,287,614

Germany – 4.8%
adidas AG (a)	6,941	1,320,401
Allianz SE (Registered) (a)	47,143	8,742,496
Aurubis AG (a)	80,725	5,412,828
Brenntag AG (a)	14,899	835,040
Continental AG (a)	2,043	447,928
Covestro AG (a)(b)	265,763	20,474,046
Deutsche Lufthansa AG (Registered)	187,510	3,041,949
Deutsche Post AG (Registered) (a)	166,274	5,690,485
Evonik Industries AG (a)	194,891	6,352,367
Freenet AG (a)	63,151	2,052,772
Hannover Rueck SE (a)	18,488	2,130,403
HeidelbergCement AG (a)	88,288	8,268,006
Hella KGaA Hueck & Co. (a)	44,961	1,992,206
HOCHTIEF AG (a)	57,913	9,570,583
Infineon Technologies AG (a)	671,333	13,740,395
KION Group AG (a)	57,317	3,741,264
LANXESS AG (a)	56,932	3,819,144
METRO AG (a)	14,037	448,518
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	50,838	9,951,656
OSRAM Licht AG (a)	114,237	7,163,951
Rheinmetall AG (a)	100,620	8,435,567
Salzgitter AG (a)	94,773	3,425,713
SAP SE (a)	23,666	2,321,824
Siemens AG (Registered) (a)	76,021	10,412,766
Software AG (a)	158,990	6,280,680
STADA Arzneimittel AG (a)	93,645	5,735,497
Suedzucker AG (a)	198,403	4,972,146
Talanx AG (a)	114,582	4,039,823
Uniper SE* (a)	215,513	3,622,046
Wacker Chemie AG (a)	4,595	473,732

		164,916,232

Italy - 2.6%
A2A SpA (a)	6,144,530	9,281,537
Assicurazioni Generali SpA (a)	797,697	12,656,372
BPER Banca (a)	546,687	2,729,221
Buzzi Unicem SpA (a)	18,674	477,335
Davide Campari-Milano SpA (a)	148,861	1,726,729
Enel SpA (a)	4,705,024	22,139,330
Ferrari NV (a)	40,707	3,033,943

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - 2.6% (continued)
Hera SpA (a)	372,281	1,034,161
Leonardo SpA (a)	631,813	8,959,438
Mediobanca SpA (a)	320,482	2,889,558
Moncler SpA (a)	213,758	4,682,648
Poste Italiane SpA (a)(b)	449,006	2,990,753
Prysmian SpA (a)	221,567	5,857,653
Recordati SpA (a)	100,784	3,412,580
Unipol Gruppo Finanziario SpA (a)	1,075,368	4,440,446

		86,311,704

Luxembourg - 0.1%
APERAM SA (a)	49,854	2,485,642

Malta - 0.0% (c)
Kindred Group plc, SDR	136,498	1,413,900

Netherlands - 1.9%
Aalberts Industries NV (a)	14,404	536,918
ABN AMRO Group NV, CVA (a)(b)	214,570	5,203,010
Aegon NV (a)	1,027,736	5,235,135
ASM International NV (a)	81,107	4,547,963
Gemalto NV	9,282	517,805
Koninklijke Ahold Delhaize NV (a)	118,903	2,540,937
Koninklijke DSM NV (a)	134,442	9,092,207
Koninklijke Philips NV (a)	387,416	12,445,458
Koninklijke Vopak NV (a)	18,478	804,758
NN Group NV (a)	365,721	11,877,571
Randstad Holding NV (a)	88,317	5,091,299
Wolters Kluwer NV (a)	157,790	6,548,662

		64,441,723

Norway - 0.4%
Leroy Seafood Group ASA (a)	48,892	2,141,160
Marine Harvest ASA *(a)	244,720	3,733,056
Norsk Hydro ASA (a)	130,268	759,167
Orkla ASA (a)	225,244	2,017,756
Yara International ASA (a)	67,806	2,611,734

		11,262,873

Singapore - 0.4%
ComfortDelGro Corp. Ltd.	835,000	1,528,431
Genting Singapore plc	7,445,900	5,429,798
Global Logistic Properties Ltd.	225,600	448,308
SATS Ltd.	646,100	2,253,974
Singapore Airlines Ltd.	142,000	1,022,174
StarHub Ltd.	312,900	644,164
United Overseas Bank Ltd.	72,500	1,145,158
Wilmar International Ltd.	528,700	1,334,184

		13,806,191

Spain - 2.2%
Acciona SA (a)	6,414	513,016
ACS Actividades de Construccion y Servicios SA (a)	105,426	3,583,709
Aena SA (a)(b)	21,682	3,427,043
Banco Bilbao Vizcaya Argentaria SA (a)	90,097	699,394
Banco Santander SA (a)	950,692	5,819,482
Ebro Foods SA (a)	93,526	1,889,762
Endesa SA (a)	523,448	12,285,119
Gamesa Corp. Tecnologica SA (a)	71,986	1,702,816
Gas Natural SDG SA (a)	62,428	1,365,536
Iberdrola SA (a)	942,620	6,734,919
Mapfre SA (a)	1,157,044	3,962,994

INVESTMENTS	SHARES	VALUE ($)
Spain - 2.2% (continued)
Mediaset Espana Comunicacion SA (a)	115,514	1,487,340
Melia Hotels International SA (a)	71,135	978,153
Prosegur Cia de Seguridad SA (a)	113,113	679,729
Repsol SA (a)	1,492,177	23,118,155
Tecnicas Reunidas SA (a)	96,733	3,819,289

		72,066,456

Sweden - 2.0%
Axfood AB (a)	38,022	570,969
BillerudKorsnas AB (a)	334,968	5,397,482
Boliden AB (a)	505,436	15,044,474
Electrolux AB, Series B (a)	293,749	8,155,009
Husqvarna AB, Class B (a)	403,050	3,533,826
NCC AB, Class B (a)	228,303	5,640,343
Nibe Industrier AB, Class B (a)	72,628	580,530
Nordea Bank AB	238,855	2,725,058
Saab AB, Class B (a)	121,944	5,145,272
Securitas AB, Class B (a)	295,644	4,615,361
Skanska AB, Class B (a)	229,338	5,397,552
SKF AB, Class B (a)	55,549	1,098,511
SSAB AB, Class A *(a)	1,199,715	4,744,237
Svenska Cellulosa AB SCA, Class B (a)	52,658	1,696,973
Swedish Match AB (a)	235,398	7,650,169

		71,995,766

Switzerland - 4.2%
ABB Ltd. (Registered) (a)	711,119	16,644,097
Adecco Group AG (Registered) (a)	170,449	12,102,631
Baloise Holding AG (Registered) (a)	33,068	4,543,948
Clariant AG (Registered) *(a)	190,458	3,592,403
dormakaba Holding AG *(a)	875	696,396
EMS-Chemie Holding AG (Registered) (a)	1,053	613,255
Flughafen Zuerich AG (Registered) (a)	15,967	3,401,895
Geberit AG (Registered) (a)	16,101	6,938,098
Georg Fischer AG (Registered) (a)	5,709	5,190,670
Lonza Group AG (Registered) *(a)	21,231	4,013,109
Partners Group Holding AG (a)	8,577	4,609,394
Sika AG (a)	1,546	9,272,464
STMicroelectronics NV (a)	1,350,417	20,735,910
Straumann Holding AG (Registered) (a)	7,017	3,252,367
Swiss Life Holding AG (Registered) *(a)	9,566	3,084,680
Swiss Re AG (a)	264,776	23,781,147
Temenos Group AG (Registered) (a)	88,546	7,032,756
Zurich Insurance Group AG (a)	53,054	14,158,027

		143,663,247

United Kingdom - 0.9%
Dialog Semiconductor plc *(a)	171,232	8,733,978
Fiat Chrysler Automobiles NV (a)	1,765,567	19,289,397
Subsea 7 SA (a)	67,682	1,050,410

		29,073,785

TOTAL COMMON STOCKS (Cost $788,093,908)		879,784,828

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 85.5%

INVESTMENT COMPANIES - 47.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (d)	2,481,586	2,481,586
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (d)	9,926,342	9,926,342
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (d)(e)	1,261,786,403	1,261,786,403
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (d)(e)	325,943,776	325,943,776
UBS Select Treasury Preferred Fund, Class I, 0.62% (d)	12,407,927	12,407,927

TOTAL INVESTMENT COMPANIES (Cost $1,612,546,034)		1,612,546,034

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 38.1%
U.S. Treasury Bills
0.49%, 4/6/2017 (f)	1,737,000	1,736,911
0.50%, 4/13/2017 (f)	13,735,000	13,732,239
0.47%, 4/20/2017 (f)	37,503,000	37,490,099
0.48%, 4/27/2017 (f)	79,603,000	79,564,233
0.50%, 5/4/2017 (f)	16,753,000	16,743,049
0.63%, 5/18/2017 (f)	54,524,000	54,474,765
0.61%, 5/25/2017 (f)	49,923,000	49,871,330
0.61%, 6/1/2017 (f)	41,440,000	41,392,303
0.62%, 6/8/2017 (f)	41,730,000	41,675,667
0.65%, 6/15/2017 (f)	96,376,000	96,235,195
0.65%, 6/22/2017 (f)	28,764,000	28,715,907
0.64%, 6/29/2017 (f)	52,859,000	52,762,532
0.63%, 7/6/2017 (f)	74,826,000	74,676,797
0.59%, 7/13/2017 (f)	21,807,000	21,759,592
0.61%, 7/20/2017 (f)	58,208,000	58,073,132
0.60%, 7/27/2017 (f)	14,718,000	14,681,382
0.63%, 8/3/2017 (f)	40,162,000	40,054,446
0.62%, 8/10/2017 (f)	65,597,000	65,411,295
0.65%, 8/17/2017 (f)	66,586,000	66,387,640
0.67%, 8/24/2017 (f)	147,858,000	147,377,166
0.67%, 8/31/2017 (f)	26,226,000	26,133,842
0.83%, 9/7/2017 (f)	89,905,000	89,573,430
0.91%, 9/14/2017 (f)	60,437,000	60,201,114
0.89%, 9/21/2017 (f)	54,439,000	54,209,866
0.91%, 9/28/2017 (f)	64,228,000	63,945,333

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,297,184,386)		1,296,879,265

TOTAL SHORT-TERM INVESTMENTS (Cost $2,909,730,420)		2,909,425,299

TOTAL LONG POSITIONS (Cost $3,697,824,328)		3,789,210,127

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (23.8)%
COMMON STOCKS - (23.8)%

Austria - (0.3)%
ams AG	(186,852)	(10,093,804)

Belgium - (1.0)%
Anheuser-Busch InBev SA/NV	(293,479)	(32,158,037)
Telenet Group Holding NV *	(59,122)	(3,514,514)

		(35,672,551)

Canada - (2.6)%
AltaGas Ltd. (1)	(135,815)	(3,145,544)
BlackBerry Ltd. (1)*	(582,905)	(4,514,736)
Bombardier, Inc., Class B (1)*	(1,048,038)	(1,607,698)
Cameco Corp. (1)	(556,947)	(6,164,800)
Canadian Utilities Ltd., Class A (1)	(118,599)	(3,474,540)
Cenovus Energy, Inc. (1)	(361,621)	(4,092,489)
CI Financial Corp. (1)	(58,215)	(1,156,989)
DH Corp. (1)	(149,145)	(2,830,710)
Element Fleet Management Corp. (1)	(460,506)	(4,262,758)
Emera, Inc. (1)	(24,189)	(854,532)
Enbridge Income Fund Holdings, Inc. (1)	(24,742)	(616,759)
Enbridge, Inc. (1)	(129,548)	(5,427,017)
Fairfax Financial Holdings Ltd. (1)	(7,460)	(3,394,963)
Franco-Nevada Corp. (1)	(35,415)	(2,320,077)
Gildan Activewear, Inc. (1)	(239,830)	(6,479,747)
Goldcorp, Inc. (1)	(121,492)	(1,772,339)
Husky Energy, Inc. (1)*	(41,101)	(463,906)
IGM Financial, Inc. (1)	(20,603)	(614,441)
Imperial Oil Ltd. (1)	(109,835)	(3,346,629)
Inter Pipeline Ltd. (1)	(27,198)	(573,268)
Keyera Corp. (1)	(55,690)	(1,633,618)
Methanex Corp. (1)	(98,425)	(4,611,694)
Pembina Pipeline Corp. (1)	(30,339)	(961,376)
Potash Corp. of Saskatchewan, Inc. (1)	(378,228)	(6,461,887)
Power Financial Corp. (1)	(132,108)	(3,493,806)
PrairieSky Royalty Ltd. (1)	(67,079)	(1,415,375)
Silver Wheaton Corp. (1)	(154,275)	(3,214,619)
TransCanada Corp. (1)	(97,287)	(4,489,606)
Veresen, Inc. (1)	(59,219)	(654,600)
Waste Connections, Inc. (1)	(6,150)	(543,018)
Whitecap Resources, Inc. (1)	(100,339)	(780,922)
WSP Global, Inc. (1)	(65,691)	(2,320,191)

		(87,694,654)

Denmark - (1.1)%
AP Moller - Maersk A/S, Class B	(1,228)	(2,033,976)
Chr Hansen Holding A/S	(81,240)	(5,211,333)
Coloplast A/S, Class B	(122,176)	(9,541,405)
DONG Energy A/S(b)	(16,712)	(643,557)
DSV A/S	(81,990)	(4,240,781)
Novo Nordisk A/S, Class B	(198,609)	(6,820,021)
Novozymes A/S, Class B	(263,801)	(10,451,695)
Tryg A/S	(57,879)	(1,049,416)

		(39,992,184)

Finland - (1.1)%
Amer Sports OYJ	(21,987)	(497,137)
Elisa OYJ	(17,162)	(606,695)
Fortum OYJ	(28,450)	(450,308)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - (1.1)% (continued)
Kone OYJ, Class B	(91,717)	(4,028,979)
Nokia OYJ	(4,943,214)	(26,569,002)
Sampo OYJ, Class A	(90,401)	(4,289,597)
Wartsila OYJ Abp	(67,583)	(3,613,189)

		(40,054,907)

Germany - (4.1)%
Axel Springer SE	(78,252)	(4,319,459)
Bayerische Motoren Werke AG	(78,653)	(7,176,443)
Beiersdorf AG	(28,910)	(2,735,726)
Bilfinger SE	(58,583)	(2,257,382)
Commerzbank AG	(928,825)	(8,415,448)
Deutsche Bank AG (Registered)	(612,366)	(10,527,190)
Duerr AG	(25,667)	(2,290,409)
E.ON SE	(1,530,120)	(12,164,621)
Fielmann AG	(45,882)	(3,544,204)
Fraport AG Frankfurt Airport Services Worldwide	(10,300)	(728,296)
Fresenius Medical Care AG & Co. KGaA	(20,909)	(1,763,080)
GEA Group AG	(112,277)	(4,769,920)
HUGO BOSS AG	(67,443)	(4,918,174)
K+S AG (Registered)	(171,695)	(3,990,882)
Krones AG	(20,615)	(2,311,599)
MAN SE	(8,173)	(842,452)
Merck KGaA	(37,836)	(4,311,535)
ProSiebenSat.1 Media SE	(309,719)	(13,714,571)
Sartorius AG (Preference)	(22,668)	(1,988,108)
Schaeffler AG (Preference)	(46,305)	(813,434)
RWE AG *	(43,325)	(717,981)
Symrise AG	(80,764)	(5,370,922)
Telefonica Deutschland Holding AG	(1,328,306)	(6,585,472)
United Internet AG (Registered)	(208,141)	(9,206,426)
Volkswagen AG (Preference)	(116,262)	(16,948,748)
Zalando SE *(b)	(144,346)	(5,834,068)

		(138,246,550)

Hong Kong - 0.0%(c)
Hutchison Port Holdings Trust, Class U(1)	(1,135,900)	(448,681)

Italy - (2.4)%
Atlantia SpA	(88,579)	(2,284,995)
Azimut Holding SpA	(469,618)	(8,155,105)
Banca Generali SpA	(151,361)	(3,956,247)
Banco BPM SpA	(3,894,532)	(11,558,658)
FinecoBank Banca Fineco SpA	(382,821)	(2,603,356)
Luxottica Group SpA	(129,989)	(7,173,635)
Mediaset SpA	(965,886)	(3,988,846)
Saipem SpA *	(10,716,811)	(4,867,572)
Salvatore Ferragamo SpA	(283,787)	(8,495,668)
Telecom Italia SpA *	(3,220,092)	(2,898,682)
Terna Rete Elettrica Nazionale SpA	(727,873)	(3,608,407)
UniCredit SpA *	(717,325)	(11,057,794)
UnipolSai Assicurazioni SpA	(514,903)	(1,137,380)
Yoox Net-A-Porter Group SpA *	(231,228)	(5,495,933)

		(77,282,278)

Luxembourg - (0.7)%
ArcelorMittal*	(129,919)	(1,086,912)
Millicom International Cellular SA, SDR	(47,198)	(2,631,799)

INVESTMENTS	SHARES	VALUE ($)
Luxembourg - (0.7)% (continued)
Tenaris SA	(1,101,985)	(19,055,927)

		(22,774,638)

Netherlands - (1.4)%
Altice NV, Class A *	(852,370)	(19,279,534)
Boskalis Westminster	(41,239)	(1,420,790)
Heineken NV	(114,935)	(9,780,784)
Koninklijke KPN NV	(2,904,031)	(8,730,735)
OCI NV *	(80,746)	(1,549,591)
SBM Offshore NV	(301,493)	(4,942,877)

		(45,704,311)

Norway - (0.4)%
Gjensidige Forsikring ASA	(43,152)	(657,382)
Schibsted ASA, Class A	(192,587)	(4,957,587)
Statoil ASA	(284,126)	(4,883,715)
Telenor ASA	(121,552)	(2,022,072)

		(12,520,756)

Singapore - (0.5)%
CapitaLand Ltd.	(1,344,900)	(3,490,857)
Keppel Corp. Ltd.	(1,680,400)	(8,335,150)
Singapore Post Ltd.	(3,215,600)	(3,126,124)
Singapore Telecommunications Ltd.	(869,500)	(2,436,631)

		(17,388,762)

Spain - (2.1)%
Abertis Infraestructuras SA	(109,540)	(1,763,337)
Acerinox SA	(138,108)	(1,930,503)
Atresmedia Corp. de Medios de Comunicacion SA	(180,294)	(2,274,594)
Banco de Sabadell SA	(731,641)	(1,340,563)
Banco Popular Espanol SA *	(4,171,652)	(4,045,246)
Bankia SA	(3,941,484)	(4,486,588)
Cellnex Telecom SA (b)	(734,143)	(12,091,254)
Distribuidora Internacional de Alimentacion SA	(496,728)	(2,871,139)
Ferrovial SA	(758,123)	(15,152,918)
Grifols SA	(258,684)	(6,346,810)
Industria de Diseno Textil SA	(336,836)	(11,862,209)
Obrascon Huarte Lain SA	(139,205)	(636,690)
Red Electrica Corp. SA	(189,149)	(3,626,822)
Telefonica SA	(273,689)	(3,063,492)
Zardoya Otis SA	(28,160)	(260,034)

		(71,752,199)

Sweden - (1.9)%
Alfa Laval AB	(185,071)	(3,488,182)
Assa Abloy AB, Class B	(406,207)	(8,350,682)
Elekta AB, Class B	(150,123)	(1,466,449)
Getinge AB, Class B	(231,164)	(4,053,118)
Hennes & Mauritz AB, Class B	(842,738)	(21,507,352)
Hexagon AB, Class B	(128,582)	(5,160,606)
Svenska Handelsbanken AB, Class A	(478,187)	(6,553,102)
Swedish Orphan Biovitrum AB *	(44,950)	(645,399)
Tele2 AB, Class B	(515,452)	(4,920,007)
Telefonaktiebolaget LM Ericsson, Class B	(1,413,078)	(9,434,229)
Telia Co. AB	(818,724)	(3,432,369)
Trelleborg AB, Class B	(25,188)	(539,241)

		(69,550,736)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - (3.3)%
Aryzta AG *	(176,051)	(5,652,811)
Barry Callebaut AG (Registered) *	(646)	(844,656)
Chocoladefabriken Lindt & Spruengli AG	(1,556)	(8,816,768)
Cie Financiere Richemont SA (Registered)	(178,208)	(14,089,513)
Credit Suisse Group AG (Registered) *	(1,079,185)	(16,056,788)
DKSH Holding AG	(7,839)	(607,209)
Dufry AG (Registered) *	(36,636)	(5,578,194)
Galenica AG (Registered)	(5,603)	(5,906,949)
Givaudan SA (Registered)	(1,563)	(2,815,039)
Julius Baer Group Ltd. *	(77,214)	(3,857,306)
Kuehne + Nagel International AG (Registered)	(6,316)	(891,839)
Nestle SA (Registered)	(53,139)	(4,078,512)
Novartis AG (Registered)	(63,809)	(4,738,301)
OC Oerlikon Corp. AG (Registered) *	(272,434)	(2,909,101)
Roche Holding AG	(1,738)	(444,465)
Sonova Holding AG (Registered)	(14,169)	(1,965,454)
Swatch Group AG (The)	(50,623)	(18,124,443)
Swisscom AG (Registered)	(28,984)	(13,360,479)

		(110,737,827)

United Kingdom - (0.6)%
CNH Industrial NV	(394,499)	(3,797,086)
RELX NV	(141,835)	(2,631,265)
Unilever NV, CVA	(314,452)	(15,612,276)

		(22,040,627)

United States - (0.3)%
QIAGEN NV *	(125,470)	(3,642,279)
Thomson Reuters Corp. (1)	(15,434)	(667,451)
Valeant Pharmaceuticals International, Inc. (1)*	(481,678)	(5,320,788)

		(9,630,518)

TOTAL COMMON STOCKS (Proceeds $(774,425,394))		(811,585,983)

TOTAL SHORT POSITIONS (Proceeds $(774,425,394))		(811,585,983)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 87.6% (Cost $2,923,398,934)		2,977,624,144

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.4% (g)		425,614,370

NET ASSETS - 100.0%		$3,403,238,514

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(112,882,931)	(3.3)%
Consumer Staples	(29,063,782)	(0.8)
Energy	(16,724,921)	(0.5)
Financials	59,204,109	1.7
Health Care	(27,067,811)	(0.8)
Industrials	121,604,928	3.6
Information Technology	2,031,440	0.1
Materials	93,187,478	2.7
Real Estate	(3,042,549)	(0.1)
Telecommunication Services	(52,316,447)	(1.5)
Utilities	33,269,331	1.0
Short-Term Investment	2,909,425,299	85.5

Total Investments In Securities At Value	2,977,624,144	87.6
Other Assets in Excess of Liabilities (g)	425,614,370	12.4

Net Assets	$3,403,238,514	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $786,379,344. In addition, $71,558,343 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $13,525,973, which represents approximately 0.40% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA	Dutch Certification
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	MSCI Singapore Index April Futures	04/2017	SGD	(207,710)	$(1,362)
GSIN	Swiss Market Index June Futures	06/2017	CHF	55,830,853	353,821

					$352,459

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
361	BARC	Amsterdam Index Futures	04/2017	$39,250,595	$39,682,228	$431,633
1,052	BARC	CAC40 Index Futures	04/2017	55,780,904	57,409,905	1,629,001
162	BARC	DAX Index Futures	06/2017	52,013,345	53,270,097	1,256,752
1,094	BARC	FTSE 100 Index Futures	06/2017	99,877,874	99,723,284	(154,590)
128	BARC	FTSE/MIB Index Futures	06/2017	13,072,377	13,689,861	617,484
115	BARC	Hang Seng Index Futures	04/2017	18,026,953	17,854,115	(172,838)
166	BARC	IBEX 35 Index Futures	04/2017	17,505,646	18,439,903	934,257
374	BARC	MSCI Singapore Index Futures	04/2017	9,300,458	9,340,308	39,850
1,010	BARC	OMXS30 Index Futures	04/2017	17,502,673	17,834,337	331,664
7,733	BARC	S&P 500 E-Mini Futures	06/2017	915,109,650	912,184,680	(2,924,970)
313	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	42,881,906	42,935,263	53,357
439	BARC	SPI 200 Index Futures	06/2017	48,267,400	49,034,892	767,492
959	BARC	TOPIX Index Futures	06/2017	132,593,138	130,287,209	(2,305,929)

				$1,461,182,919	$1,461,686,082	$503,163

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	23,365,200	$17,826,193	$17,825,053	$(1,140)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	35,047,800	26,739,020	26,737,579	(1,441)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	33,133,963	24,946,486	24,942,987	(3,499)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	44,305,447	33,369,957	33,352,792	(17,165)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Swiss Franc, Expiring 06/21/17	CITI	CHF	21,521,233	$21,419,704	$21,588,675	$168,971
Swiss Franc, Expiring 06/21/17	JPMC	CHF	31,878,349	31,727,943	31,978,245	250,302
Danish Krone, Expiring 06/21/17	CITI	DKK	68,476,577	9,777,984	9,859,224	81,240
Danish Krone, Expiring 06/21/17	JPMC	DKK	22,413,866	3,195,013	3,227,137	32,124
Euro, Expiring 06/21/17	CITI	EUR	65,469,552	69,709,196	70,107,938	398,742
Euro, Expiring 06/21/17	JPMC	EUR	54,173,328	57,581,604	58,011,400	429,796
British Pound, Expiring 06/21/17	CITI	GBP	34,407,200	42,688,771	43,191,632	502,861
British Pound, Expiring 06/21/17	JPMC	GBP	51,610,801	64,033,234	64,787,450	754,216
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	70,146,400	9,048,128	9,041,181	(6,947)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	90,129,600	11,626,165	11,616,821	(9,344)
Israeli Shekel, Expiring 06/21/17	CITI	ILS	5,992,400	1,636,322	1,658,439	22,117
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	8,988,600	2,454,416	2,487,656	33,240
Japanese Yen, Expiring 06/21/17	CITI	JPY	6,441,828,801	57,274,095	58,043,531	769,436
Japanese Yen, Expiring 06/21/17	JPMC	JPY	9,662,743,200	85,911,250	87,065,298	1,154,048
Norwegian Krone, Expiring 06/21/17	CITI	NOK	16,973,806	2,019,614	1,978,503	(41,111)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	20,351,709	2,418,987	2,372,240	(46,747)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	638,800	452,815	446,889	(5,926)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	958,199	679,227	670,333	(8,894)
Swedish Krona, Expiring 06/21/17	CITI	SEK	90,499,306	10,114,318	10,138,815	24,497
Swedish Krona, Expiring 06/21/17	JPMC	SEK	88,935,456	9,929,416	9,963,613	34,197
Singapore Dollar, Expiring 06/21/17	CITI	SGD	5,663,086	4,020,308	4,050,859	30,551
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	6,919,629	4,911,246	4,949,677	38,431

				$605,511,412	$610,093,967	$4,582,555

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	(2,459,000)	$(1,863,789)	$(1,851,115)	$12,674
Swiss Franc, Expiring 06/21/17	CITI	CHF	(2,759,000)	(2,766,934)	(2,767,645)	(711)
Danish Krone, Expiring 06/21/17	CITI	DKK	(1,752,000)	(253,643)	(252,252)	1,391
Euro, Expiring 06/21/17	CITI	EUR	(1,843,000)	(1,989,551)	(1,973,573)	15,978

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Norwegian Krone, Expiring 06/21/17	CITI	NOK	(1,614,000)	$(189,041)	$(188,131)	$910
Swedish Krona, Expiring 06/21/17	CITI	SEK	(19,297,000)	(2,167,123)	(2,161,881)	5,242
Singapore Dollar, Expiring 06/21/17	CITI	SGD	(894,000)	(631,115)	(639,487)	(8,372)

				(9,861,196)	(9,834,084)	27,112

				$595,650,216	$600,259,883	$4,609,667

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Total Return Basket Swaps* Outstanding at March 31, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$25,244,697

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Advantest Corp.	71,100	$1,001,518	$327,240
Alfresa Holdings Corp.	156,500	3,139,928	(419,319)
Amada Holdings Co. Ltd.	585,700	5,900,365	804,145
Aozora Bank Ltd.	1,952,000	6,872,585	333,648
Asahi Glass Co. Ltd.	116,000	958,493	(17,318)
Asahi Group Holdings Ltd.	67,700	2,175,598	387,815
Asahi Kasei Corp.	598,000	5,696,722	113,701
Astellas Pharma, Inc.	619,600	9,014,789	(842,931)
Bandai Namco Holdings, Inc.	373,100	9,563,039	1,620,881
Bridgestone Corp.	41,800	1,449,542	247,252
Brother Industries Ltd.	114,000	2,160,752	223,238
Chiyoda Corp.	112,000	784,057	(59,659)
Chubu Electric Power Co., Inc.	503,400	6,685,245	76,903
Citizen Watch Co. Ltd.	759,200	3,819,151	1,049,075
Daicel Corp.	118,900	1,378,746	57,029
Daiichi Sankyo Co. Ltd.	247,800	5,596,780	(6,144)
Daikin Industries Ltd.	13,800	1,250,984	140,583
DeNA Co. Ltd.	307,300	7,049,874	(793,844)
Disco Corp.	9,300	955,134	464,924
Ezaki Glico Co. Ltd.	13,300	608,743	38,098
Fuji Electric Co. Ltd.	114,000	529,991	148,892
FUJIFILM Holdings Corp.	123,100	4,304,409	520,846
Fujitsu Ltd.	2,400,000	13,498,195	1,233,922
Fukuoka Financial Group, Inc.	132,000	610,352	(36,979)
Gunma Bank Ltd. (The)	449,800	1,890,825	455,750
Hakuhodo DY Holdings, Inc.	266,300	2,909,717	257,927
Haseko Corp.	595,200	6,382,938	69,927
Hikari Tsushin, Inc.	8,500	845,452	(15,500)
Hirose Electric Co. Ltd.	4,400	528,521	81,053
Hisamitsu Pharmaceutical Co., Inc.	18,600	933,474	131,427
Hitachi Capital Corp.	18,000	314,022	122,282
Hitachi Chemical Co. Ltd.	406,200	9,038,074	2,245,583
Hitachi Construction Machinery Co. Ltd.	113,500	2,217,139	622,891

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi High-Technologies Corp.	220,500	$8,297,302	$710,047
Hitachi Metals Ltd.	58,100	602,754	214,465
Hoya Corp.	44,100	1,445,188	685,318
Ibiden Co. Ltd.	45,300	648,128	57,143
Idemitsu Kosan Co. Ltd.	279,800	5,858,099	3,881,536
Iida Group Holdings Co. Ltd.	66,100	1,077,237	(60,047)
Inpex Corp.	448,000	3,785,721	631,994
Ito En Ltd.	17,000	552,265	69,296
ITOCHU Corp.	433,000	5,090,708	1,073,633
Itochu Techno-Solutions Corp.	234,300	5,492,574	1,421,607
Japan Airlines Co. Ltd.	115,300	3,341,912	318,858
JTEKT Corp.	74,300	965,664	190,217
JXTG Holdings, Inc.	1,747,100	7,259,688	1,342,241
Kajima Corp.	741,000	5,111,462	(264,539)
Kaken Pharmaceutical Co. Ltd.	22,000	1,368,186	(122,659)
Kamigumi Co. Ltd.	201,000	1,836,468	(94,508)
Kaneka Corp.	367,000	2,589,983	154,883
Kewpie Corp.	90,900	2,498,264	86,019
Kobayashi Pharmaceutical Co. Ltd.	11,300	483,035	65,823
Konami Holdings Corp.	198,900	6,975,758	1,472,415
Konica Minolta, Inc.	315,100	2,449,516	376,803
Kuraray Co. Ltd.	268,700	3,514,837	572,791
Kurita Water Industries Ltd.	56,500	1,162,850	209,115
Kyocera Corp.	40,800	1,807,399	471,990
Kyushu Financial Group, Inc.	253,900	1,698,504	(143,418)
Lion Corp.	436,000	6,978,243	879,368
Maruichi Steel Tube Ltd.	35,000	1,112,497	(113,660)
Matsumotokiyoshi Holdings Co. Ltd.	59,500	2,913,029	(78,620)
Medipal Holdings Corp.	175,700	2,695,309	65,318
MEIJI Holdings Co. Ltd.	23,500	2,119,693	(158,751)
Miraca Holdings, Inc.	26,600	1,152,721	68,648
Mitsubishi Chemical Holdings Corp.	460,600	2,511,478	1,064,588
Mitsubishi Corp.	450,400	9,879,200	(117,870)
Mitsubishi Electric Corp.	375,800	4,169,629	1,245,010
Mitsubishi Gas Chemical Co., Inc.	436,500	6,532,931	2,558,651
Mitsubishi Tanabe Pharma Corp.	262,100	4,545,879	926,519

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	353,700	$2,456,653	$(228,637)
Mitsubishi UFJ Lease & Finance Co. Ltd.	799,800	3,142,151	854,787
Mitsui & Co. Ltd.	81,500	910,947	272,598
Mitsui Chemicals, Inc.	2,111,000	9,597,243	861,196
Mixi, Inc.	152,300	5,053,980	2,313,022
Mizuho Financial Group, Inc.	4,698,700	8,915,447	(290,621)
MS&AD Insurance Group Holdings, Inc.	295,500	8,690,952	747,497
Nabtesco Corp.	17,200	461,697	(4,001)
Nexon Co. Ltd.	161,800	2,234,348	338,627
NH Foods Ltd.	74,000	2,067,214	(79,239)
NHK Spring Co. Ltd.	204,800	1,714,124	553,407
Nikon Corp.	245,100	3,196,941	364,818
Nippon Electric Glass Co. Ltd.	85,000	370,639	144,264
Nippon Express Co. Ltd.	1,486,000	7,287,476	361,374
Nippon Shinyaku Co. Ltd.	27,800	1,405,922	13,694
Nippon Shokubai Co. Ltd.	47,000	2,720,255	486,981
Nippon Telegraph & Telephone Corp.	284,400	12,561,669	(402,624)
Nissan Chemical Industries Ltd.	17,900	607,249	(85,070)
Nisshin Seifun Group, Inc.	40,000	572,174	25,827
Nitori Holdings Co. Ltd.	39,000	4,402,857	550,111
Nitto Denko Corp.	21,600	1,756,942	(85,965)
Nomura Holdings, Inc.	137,600	940,171	(88,380)
Nomura Research Institute Ltd.	12,500	438,821	21,989
NSK Ltd.	54,800	445,498	339,530
Obayashi Corp.	313,300	2,763,751	173,999
Oji Holdings Corp.	138,000	604,990	42,208
Oracle Corp. Japan	42,700	2,432,988	14,968
ORIX Corp.	439,000	6,718,477	(202,602)
Osaka Gas Co. Ltd.	350,000	1,322,574	11,970
Otsuka Corp.	31,300	1,429,145	271,553
Park24 Co. Ltd.	21,700	610,389	(40,239)
Resona Holdings, Inc.	2,591,800	13,447,385	485,814
Rohm Co. Ltd.	18,700	900,975	343,977
Sankyo Co. Ltd.	59,100	1,989,232	(9,685)
SCSK Corp.	16,500	616,455	38,828
Sega Sammy Holdings, Inc.	313,000	4,742,979	(533,116)
Seiko Epson Corp.	318,900	5,548,010	1,180,453

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sekisui Chemical Co. Ltd.	355,300	$5,094,973	$894,694
Shimamura Co. Ltd.	37,800	4,774,908	236,034
Shin-Etsu Chemical Co. Ltd.	51,800	3,601,334	901,088
Shinsei Bank Ltd.	2,215,000	4,167,027	(85,615)
Shionogi & Co. Ltd.	96,400	4,449,222	541,174
Sojitz Corp.	3,571,200	7,904,975	1,069,197
Sompo Holdings, Inc.	69,000	2,471,259	63,693
Sony Corp.	26,700	852,087	48,996
Square Enix Holdings Co. Ltd.	276,700	8,238,792	(384,152)
Start Today Co. Ltd.	129,600	2,469,004	411,194
Subaru Corp.	146,100	4,997,625	361,074
Sumitomo Chemical Co. Ltd.	256,000	1,031,945	401,938
Sumitomo Corp.	366,400	3,529,233	1,413,820
Sumitomo Dainippon Pharma Co. Ltd.	361,400	6,247,322	(267,102)
Sumitomo Electric Industries Ltd.	273,000	3,635,793	902,389
Sumitomo Heavy Industries Ltd.	1,189,000	7,154,563	1,158,057
Sumitomo Mitsui Financial Group, Inc.	221,200	8,708,407	(656,999)
Sumitomo Mitsui Trust Holdings, Inc.	210,900	6,986,113	321,976
Sumitomo Rubber Industries Ltd.	180,600	2,682,209	399,203
Suzuken Co. Ltd.	89,600	2,672,142	272,218
Suzuki Motor Corp.	149,500	4,377,733	1,831,559
Taiheiyo Cement Corp.	774,000	2,066,609	530,694
Taisei Corp.	617,000	4,433,101	79,100
Taisho Pharmaceutical Holdings Co. Ltd.	7,700	702,849	(75,887)
Teijin Ltd.	199,800	3,534,631	238,082
THK Co. Ltd.	81,100	2,080,517	(34,644)
Toho Gas Co. Ltd.	92,000	715,820	(63,294)
Tokio Marine Holdings, Inc.	89,400	3,847,992	(69,558)
Tokyo Broadcasting System Holdings, Inc.	85,700	1,124,010	413,276
Tokyo Century Corp.	28,700	978,998	(580)
Tokyo Electron Ltd.	35,300	3,012,370	852,149
Tokyo Gas Co. Ltd.	429,000	1,685,441	273,845
Toppan Printing Co. Ltd.	579,000	4,737,961	1,180,086
Tosoh Corp.	1,283,000	8,109,316	3,179,194
Toyo Seikan Group Holdings Ltd.	39,300	748,179	(108,668)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Toyo Suisan Kaisha Ltd.	76,100	$3,074,821	$(235,734)
Toyoda Gosei Co. Ltd.	113,000	2,390,905	491,173
Toyota Boshoku Corp.	276,600	6,063,430	369,873
Toyota Tsusho Corp.	173,000	3,518,858	1,732,156
Tsuruha Holdings, Inc.	16,200	1,554,443	(51,899)
Yamaha Corp.	27,000	817,908	(70,957)
Yamazaki Baking Co. Ltd.	97,600	2,259,920	(250,374)
Yokogawa Electric Corp.	190,100	2,462,708	535,327

			56,754,671

Total of Long Equity Positions			56,754,671

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(10,600)	(626,874)	5,592
Acom Co. Ltd.	(1,902,200)	(8,249,961)	635,957
Aeon Co. Ltd.	(958,100)	(12,965,684)	(1,063,345)
AEON Financial Service Co. Ltd.	(442,200)	(8,367,720)	18,111
Air Water, Inc.	(27,400)	(485,170)	(21,449)
Alps Electric Co. Ltd.	(478,000)	(11,213,498)	(2,340,054)
ANA Holdings, Inc.	(459,000)	(1,188,479)	(215,375)
Asics Corp.	(496,700)	(8,972,211)	980,485
Bank of Kyoto Ltd. (The)	(776,000)	(5,435,480)	(228,612)
Benesse Holdings, Inc.	(47,500)	(1,395,949)	(90,901)
Calbee, Inc.	(395,100)	(14,124,317)	629,217
Canon, Inc.	(80,700)	(2,144,419)	(375,733)
Casio Computer Co. Ltd.	(320,200)	(4,584,571)	120,332
Chiba Bank Ltd. (The)	(204,000)	(1,313,375)	703
Chugai Pharmaceutical Co. Ltd.	(257,500)	(8,337,516)	(526,479)
Chugoku Electric Power Co., Inc. (The)	(851,300)	(9,854,940)	409,981
Concordia Financial Group Ltd.	(451,600)	(2,294,304)	200,640
Daiwa Securities Group, Inc.	(171,000)	(966,077)	(77,276)
Dentsu, Inc.	(29,100)	(1,395,998)	(188,841)
Don Quijote Holdings Co. Ltd.	(280,300)	(10,059,915)	303,690
East Japan Railway Co.	(23,600)	(1,994,740)	(66,048)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Eisai Co. Ltd.	(85,100)	$(4,847,794)	$428,365
Electric Power Development Co. Ltd.	(427,700)	(9,946,597)	(103,916)
FamilyMart UNY Holdings Co. Ltd.	(22,600)	(1,349,877)	1,403
FANUC Corp.	(27,000)	(4,525,002)	(1,033,524)
Fast Retailing Co. Ltd.	(28,700)	(8,630,094)	(401,316)
Hamamatsu Photonics KK	(255,200)	(7,183,215)	(182,510)
Hiroshima Bank Ltd. (The)	(168,000)	(786,223)	71,682
Hokuriku Electric Power Co.	(465,100)	(4,990,299)	465,904
Honda Motor Co. Ltd.	(153,500)	(4,692,194)	58,176
IHI Corp.	(1,137,000)	(3,044,223)	(552,326)
Isetan Mitsukoshi Holdings Ltd.	(583,800)	(5,443,053)	(973,658)
Iyo Bank Ltd. (The)	(385,200)	(2,592,770)	(6,375)
Izumi Co. Ltd.	(13,100)	(542,836)	(45,458)
J Front Retailing Co. Ltd.	(174,600)	(1,867,889)	(725,643)
Japan Post Holdings Co. Ltd.	(150,600)	(1,810,931)	(82,885)
Japan Post Insurance Co. Ltd.	(39,500)	(894,090)	(11,345)
JFE Holdings, Inc.	(300,900)	(5,186,786)	11,404
JGC Corp.	(246,100)	(4,241,265)	(44,689)
Kakaku.com, Inc.	(470,200)	(7,392,505)	973,541
Kansai Electric Power Co., Inc. (The)	(334,400)	(2,835,269)	(1,279,426)
Kansai Paint Co. Ltd.	(57,600)	(1,128,795)	(100,466)
Kawasaki Heavy Industries Ltd.	(826,000)	(2,827,743)	318,480
Keihan Holdings Co. Ltd.	(396,000)	(2,562,032)	136,176
Keikyu Corp.	(734,000)	(7,269,203)	(805,391)
Keio Corp.	(601,000)	(4,960,460)	185,871
Keisei Electric Railway Co. Ltd.	(77,800)	(1,871,745)	60,877
Kikkoman Corp.	(104,000)	(3,281,949)	173,741
Kintetsu Group Holdings Co. Ltd.	(1,618,000)	(6,195,180)	345,565
Kirin Holdings Co. Ltd.	(65,100)	(983,712)	(247,742)
Kobe Steel Ltd.	(1,142,600)	(9,943,224)	(512,030)
Koito Manufacturing Co. Ltd.	(10,400)	(457,175)	(84,857)
Kose Corp.	(12,200)	(1,066,606)	(42,141)
Kyowa Hakko Kirin Co. Ltd.	(78,000)	(1,170,423)	(69,001)
Kyushu Electric Power Co., Inc.	(572,600)	(5,105,595)	(1,013,224)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kyushu Railway Co.	(97,100)	$(3,262,590)	$275,436
Lawson, Inc.	(15,100)	(1,028,936)	2,200
LIXIL Group Corp.	(105,400)	(2,623,834)	(54,975)
M3, Inc.	(23,600)	(680,016)	91,845
Mabuchi Motor Co. Ltd.	(41,700)	(1,792,723)	(561,191)
Marui Group Co. Ltd.	(675,900)	(9,189,184)	(20,746)
MINEBEA MITSUMI, Inc.	(440,200)	(4,025,828)	(1,859,757)
MISUMI Group, Inc.	(114,900)	(1,954,531)	(131,401)
Mitsubishi Heavy Industries Ltd.	(1,104,000)	(4,753,730)	311,503
Mitsubishi Logistics Corp.	(356,000)	(4,752,182)	(162,431)
Mitsubishi Materials Corp.	(19,700)	(474,722)	(123,231)
Mitsubishi Motors Corp.	(1,081,100)	(6,843,290)	358,011
Mitsui OSK Lines Ltd.	(139,000)	(275,017)	(161,812)
MonotaRO Co. Ltd.	(198,000)	(4,903,745)	(1,232,399)
Murata Manufacturing Co. Ltd.	(39,800)	(5,065,884)	(604,245)
Nagoya Railroad Co. Ltd.	(670,000)	(3,341,103)	319,618
Nankai Electric Railway Co. Ltd.	(525,000)	(2,545,485)	(14,084)
NGK Spark Plug Co. Ltd.	(583,600)	(10,844,844)	(2,537,942)
Nidec Corp.	(76,700)	(6,415,075)	(910,126)
Nippon Paint Holdings Co. Ltd.	(126,900)	(3,572,622)	(859,579)
Nippon Yusen KK	(4,121,000)	(7,900,637)	(799,699)
Nissin Foods Holdings Co. Ltd.	(14,100)	(760,785)	(22,533)
Obic Co. Ltd.	(34,800)	(1,668,782)	6,226
Odakyu Electric Railway Co. Ltd.	(492,800)	(10,302,450)	691,564
Olympus Corp.	(82,500)	(2,984,788)	(199,429)
Ono Pharmaceutical Co. Ltd.	(302,500)	(7,242,640)	969,464
Orient Corp.	(1,169,700)	(2,171,045)	52,062
Oriental Land Co. Ltd.	(166,600)	(9,530,511)	(46,490)
Pigeon Corp.	(331,200)	(7,820,002)	(2,807,161)
Rakuten, Inc.	(482,200)	(5,262,294)	417,326
Recruit Holdings Co. Ltd.	(61,400)	(2,979,789)	(160,550)
Ricoh Co. Ltd.	(1,190,100)	(9,992,858)	175,712
Rinnai Corp.	(21,100)	(1,834,755)	153,884
Ryohin Keikaku Co. Ltd.	(33,200)	(6,738,934)	(559,276)
Santen Pharmaceutical Co. Ltd.	(282,400)	(3,840,215)	(261,697)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sawai Pharmaceutical Co. Ltd.	(8,500)	$(527,269)	$65,787
Seibu Holdings, Inc.	(710,400)	(11,782,831)	31,505
Seven Bank Ltd.	(3,014,900)	(9,227,743)	(645,525)
Shikoku Electric Power Co., Inc.	(663,600)	(6,454,720)	(855,551)
Shimadzu Corp.	(38,800)	(650,020)	32,528
Shimano, Inc.	(93,000)	(13,747,581)	126,049
Shiseido Co. Ltd.	(83,400)	(2,196,931)	1,785
Shizuoka Bank Ltd. (The)	(191,000)	(1,572,820)	15,233
SMC Corp.	(12,700)	(3,458,179)	(306,921)
Sohgo Security Services Co. Ltd.	(47,400)	(2,141,672)	366,181
Sony Financial Holdings, Inc.	(801,100)	(11,211,208)	(1,654,135)
Sosei Group Corp.	(51,400)	(6,508,969)	1,489,525
Stanley Electric Co. Ltd.	(30,300)	(677,021)	(189,234)
Sumco Corp.	(29,200)	(223,765)	(263,998)
Sumitomo Metal Mining Co. Ltd.	(54,000)	(592,241)	(180,020)
Sundrug Co. Ltd.	(13,200)	(443,179)	(932)
Suntory Beverage & Food Ltd.	(31,500)	(1,304,448)	(26,277)
Sysmex Corp.	(50,400)	(3,013,845)	(52,552)
Taiyo Nippon Sanso Corp.	(18,100)	(218,850)	6,975
Tobu Railway Co. Ltd.	(655,000)	(3,186,983)	(139,708)
Tohoku Electric Power Co., Inc.	(32,600)	(441,353)	(1,479)
Tokyo Electric Power Co. Holdings, Inc.	(590,900)	(2,466,264)	150,058
Tokyu Corp.	(214,000)	(1,590,151)	69,652
Toray Industries, Inc.	(189,000)	(1,673,063)	(9,052)
TOTO Ltd.	(13,700)	(513,062)	(5,198)
Toyota Industries Corp.	(161,100)	(6,823,994)	(1,189,944)
Toyota Motor Corp.	(41,000)	(2,163,762)	(61,630)
Trend Micro, Inc.	(41,000)	(1,524,822)	(300,106)
Unicharm Corp.	(343,600)	(6,483,251)	(1,774,332)
USS Co. Ltd.	(43,600)	(693,314)	(36,919)
Welcia Holdings Co. Ltd.	(34,200)	(1,017,665)	59,703
Yahoo Japan Corp.	(1,316,500)	(5,635,464)	(468,423)
Yakult Honsha Co. Ltd.	(232,500)	(10,550,242)	(2,389,456)
Yamaha Motor Co. Ltd.	(450,200)	(8,149,298)	(2,690,050)
Yamato Holdings Co. Ltd.	(103,300)	(2,375,376)	210,801
Yaskawa Electric Corp.	(423,400)	(6,273,003)	(2,253,564)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yokohama Rubber Co. Ltd. (The)	(62,400)	$(999,898)	$(223,071)

			(30,334,341)

Total of Short Equity Positions			(30,334,341)

Total of Long and Short Equity Positions			26,420,330

Net Cash and Other Receivables/ (Payables) (b)			(1,175,633)

Swaps, at Value			$25,244,697

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	50 months maturity 08/21/2017	$4,615,349

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
TUI AG	162,712	$2,277,700	$(24,422)

Isle of Man
Paysafe Group plc	650,334	3,289,653	522,894

Luxembourg
B&M European Value Retail SA	294,145	1,007,885	96,529

South Africa
Investec plc	346,225	2,277,332	83,526
Mondi plc	190,638	4,484,307	121,766

			205,292

Switzerland
Coca-Cola HBC AG	158,803	3,314,583	785,096
IWG plc	154,400	568,032	48,801
Wolseley plc	10,574	662,952	2,803

			836,700

United Kingdom
Aberdeen Asset Management plc	76,734	258,735	(4,102)
Amec Foster Wheeler plc	445,080	2,435,187	541,470
Ashtead Group plc	92,642	1,962,147	(44,524)
ASOS plc	92,241	5,515,478	1,460,124
Auto Trader Group plc	113,217	547,299	8,355
Barclays plc	1,159,904	2,881,543	392,613
Barratt Developments plc	2,357,306	13,970,881	2,176,728
Bellway plc	277,267	8,113,939	1,280,628
Berendsen plc	118,411	1,196,652	(111,516)
Berkeley Group Holdings plc	147,170	5,280,578	637,059
Britvic plc	55,447	399,786	50,169
BT Group plc	1,708,405	7,865,104	(1,043,236)
Centrica plc	1,420,133	3,990,712	(123,708)
Close Brothers Group plc	119,001	2,034,465	259,504
Compass Group plc	231,057	4,144,422	217,982
Daily Mail & General Trust plc	85,429	766,728	4,960
DCC plc	46,845	3,947,889	175,990
Direct Line Insurance Group plc	462,929	2,070,731	(56,601)
Dixons Carphone plc	1,254,641	5,230,869	(233,755)
DS Smith plc	109,534	612,705	(16,786)
GKN plc	1,293,254	5,329,570	560,900
GlaxoSmithKline plc	335,777	7,037,822	(56,031)
Greene King plc	99,445	934,473	(61,537)
Howden Joinery Group plc	627,582	3,253,889	155,477

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
HSBC Holdings plc	487,358	$3,991,459	$(16,153)
Inchcape plc	298,052	2,573,826	568,534
Indivior plc	882,166	3,488,772	72,990
InterContinental Hotels Group plc	65,751	2,970,929	249,483
Intermediate Capital Group plc	245,336	1,955,679	217,521
John Wood Group plc	118,515	984,942	147,244
Jupiter Fund Management plc	120,742	616,216	27,997
Kingfisher plc	822,080	3,644,098	(280,480)
Lloyds Banking Group plc	5,797,585	4,466,355	355,388
Man Group plc	305,934	480,119	85,077
Micro Focus International plc	127,720	3,293,550	349,579
Old Mutual plc	519,133	1,438,266	(131,777)
Persimmon plc	393,471	8,458,584	1,864,761
Petrofac Ltd.	38,551	419,384	25,932
Playtech plc	134,771	1,450,715	121,733
Reckitt Benckiser Group plc	19,414	1,756,639	15,697
Rentokil Initial plc	153,093	413,652	59,827
Royal Mail plc	1,926,272	11,546,383	(1,286,980)
Sage Group plc (The)	278,589	2,497,924	(297,226)
Severn Trent plc	119,437	3,658,121	(95,427)
Smiths Group plc	206,126	3,249,161	939,001
SSE plc	126,347	2,405,850	(70,821)
Stagecoach Group plc	12,153	34,683	(2,833)
Tate & Lyle plc	753,780	6,846,551	376,642
Taylor Wimpey plc	5,984,747	12,200,599	2,275,208
Thomas Cook Group plc	475,096	443,076	64,544
UBM plc	133,924	1,220,655	61,719
WH Smith plc	94,987	1,900,119	210,411
William Hill plc	1,469,728	5,848,843	(489,000)
Wm Morrison Supermarkets plc	2,759,698	7,221,499	1,083,206
WPP plc	493,559	10,901,273	(82,914)

			12,589,046

Total of Long Equity Positions			14,226,039

Short Positions

Common Stocks
Australia
BHP Billiton plc	(161,991)	(2,653,892)	155,356

Chile
Antofagasta plc	(1,163,439)	(9,517,957)	(2,629,095)

Jordan
Hikma Pharmaceuticals plc	(244,294)	(5,863,760)	(204,320)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
Royal Dutch Shell plc	(773,495)	$(19,355,724)	$(1,032,268)

South Africa
Mediclinic International plc	(420,820)	(4,079,383)	320,745

Switzerland
Glencore plc	(311,859)	(1,222,094)	(1,501)

United Kingdom
Admiral Group plc	(99,982)	(2,703,110)	211,865
Aggreko plc	(514,031)	(6,245,194)	560,266
Associated British Foods plc	(323,622)	(10,912,753)	341,414
Aviva plc	(1,155,781)	(6,425,112)	(1,287,489)
Balfour Beatty plc	(474,101)	(1,363,256)	(235,739)
BP plc	(1,762,338)	(10,124,733)	(19,491)
British American Tobacco plc	(215,428)	(13,126,281)	(1,166,515)
BTG plc	(401,555)	(3,276,901)	325,768
Bunzl plc	(66,663)	(1,989,391)	51,798
Burberry Group plc	(40,714)	(905,985)	27,349
Capita plc	(1,394,253)	(12,293,184)	2,419,411
Cobham plc	(3,107,942)	(5,547,050)	365,465
Croda International plc	(23,617)	(991,249)	(63,637)
easyJet plc	(255,710)	(3,462,079)	174,478
Essentra plc	(416,972)	(2,530,702)	(208,504)
G4S plc	(117,801)	(380,619)	(68,452)
Halma plc	(171,812)	(2,227,277)	22,555
Hargreaves Lansdown plc	(532,310)	(8,532,809)	(138,076)
Hays plc	(334,531)	(581,625)	(76,427)
Henderson Group plc	(367,847)	(1,064,716)	(9,255)
Hiscox Ltd.	(42,663)	(559,005)	(25,781)
IMI plc	(91,637)	(1,196,397)	(174,598)
Inmarsat plc	(957,995)	(8,801,811)	(1,404,402)
Intertek Group plc	(9,159)	(451,350)	518
ITV plc	(1,054,586)	(2,738,979)	(156,035)
Just Eat plc	(892,561)	(6,199,474)	(122,311)
Meggitt plc	(118,521)	(674,121)	12,622
Merlin Entertainments plc	(503,560)	(2,976,482)	(50,439)
National Grid plc	(295,565)	(3,723,729)	(26,193)
Next plc	(21,495)	(1,491,603)	328,791
Pennon Group plc	(585,660)	(6,213,413)	(256,061)
Provident Financial plc	(136,844)	(4,745,547)	(396,221)
Rio Tinto plc	(35,844)	(1,280,679)	(162,676)
Rolls-Royce Holdings plc	(436,508)	(4,338,345)	214,628
Rotork plc	(820,260)	(2,265,561)	(234,764)
Royal Bank of Scotland Group plc	(2,503,429)	(5,843,402)	(1,747,617)
Schroders plc	(71,174)	(2,417,918)	(283,258)
Smith & Nephew plc	(155,994)	(2,425,480)	50,347

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
St James’s Place plc	(309,118)	$(3,616,379)	$(498,272)
Standard Chartered plc	(134,832)	(1,278,793)	(10,865)
Tesco plc	(2,834,397)	(6,137,161)	(459,510)
Travis Perkins plc	(54,360)	(1,088,098)	56,835
United Utilities Group plc	(262,403)	(3,107,227)	(159,946)
Vodafone Group plc	(2,145,295)	(6,061,704)	471,097
Weir Group plc (The)	(98,342)	(1,989,025)	(376,610)
Whitbread plc	(73,646)	(3,491,924)	(162,362)
Worldpay Group plc	(1,051,946)	(3,818,375)	(70,905)

			(4,417,204)

Total of Short Equity Positions			(7,808,287)

Total of Long and Short Equity Positions			6,417,752

Net Cash and Other Receivables/ (Payables) (b)			(1,802,403)

Swaps, at Value			$4,615,349

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$6,249,598

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Adelaide Brighton Ltd.	114,472	$473,973	$22,422
AGL Energy Ltd.	450,966	6,114,368	2,969,483
Amcor Ltd.	38,319	441,439	(679)
Ansell Ltd.	50,459	845,909	81,825
Aristocrat Leisure Ltd.	347,749	4,391,196	382,189
Aurizon Holdings Ltd.	1,310,899	4,489,852	766,759
Boral Ltd.	382,265	1,836,714	(132,504)
Caltex Australia Ltd.	116,110	2,865,444	(249,299)
CIMIC Group Ltd.	237,365	5,347,632	1,165,351
Coca-Cola Amatil Ltd.	621,575	4,667,241	471,673
Cochlear Ltd.	10,315	1,078,005	(12,440)
Flight Centre Travel Group Ltd.	28,096	712,837	(93,077)
Fortescue Metals Group Ltd.	1,598,763	6,507,391	1,107,778
Harvey Norman Holdings Ltd.	658,780	2,438,298	(159,713)
Newcrest Mining Ltd.	397,597	6,743,316	33,915
Orica Ltd.	42,464	615,316	(44,547)
Origin Energy Ltd.	503,103	1,903,313	802,971
Qantas Airways Ltd.	199,435	488,883	103,807
Santos Ltd.	473,727	1,339,186	35,532
South32 Ltd.	2,549,156	5,415,789	(41,756)
Star Entertainment Grp Ltd. (The)	139,684	631,608	(47,987)
Tabcorp Holdings Ltd.	128,708	485,866	(18,802)
Treasury Wine Estates Ltd.	585,231	4,918,566	548,443
Woodside Petroleum Ltd.	37,794	785,665	140,226

			7,831,570

Total of Long Equity Positions			7,831,570

Short Positions

Common Stocks
Australia
Alumina Ltd.	(1,987,006)	(2,148,349)	(570,297)
AMP Ltd.	(2,406,143)	(9,546,260)	27,260
APA Group	(1,008,694)	(6,588,154)	(315,663)
AusNet Services	(371,329)	(453,387)	(24,618)
Bank of Queensland Ltd.	(86,965)	(724,854)	(82,450)
Brambles Ltd.	(800,850)	(6,038,823)	319,591
Challenger Ltd.	(147,691)	(1,086,615)	(328,926)
Computershare Ltd.	(137,531)	(1,056,738)	(420,326)
CSL Ltd.	(29,899)	(2,335,682)	(527,023)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Domino’s Pizza Enterprises Ltd.	(54,470)	$(2,630,948)	$212,768
Healthscope Ltd.	(2,370,580)	(5,169,922)	1,059,906
Iluka Resources Ltd.	(291,705)	(1,560,757)	(137,246)
Insurance Australia Group Ltd.	(677,109)	(2,772,536)	(356,138)
Platinum Asset Management Ltd.	(314,914)	(1,230,086)	(4,014)
Ramsay Health Care Ltd.	(10,376)	(617,783)	63,889
REA Group Ltd.	(96,206)	(4,066,154)	(296,613)
SEEK Ltd.	(728,425)	(8,563,959)	(292,187)
Sonic Healthcare Ltd.	(89,188)	(1,418,215)	(88,568)
Sydney Airport	(586,433)	(2,712,745)	(319,567)
TPG Telecom Ltd.	(464,749)	(2,467,329)	(6,928)
Transurban Group	(341,349)	(2,744,960)	(297,792)
Vocus Group Ltd.	(881,543)	(3,811,075)	902,217
Westpac Banking Corp.	(78,402)	(2,054,518)	(41,351)

			(1,524,076)

Total of Short Equity Positions			(1,524,076)

Total of Long and Short Equity Positions			6,307,494

Net Cash and Other Receivables/ (Payables) (b)			(57,896)

Swaps, at Value			$6,249,598

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$(306,859)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
BOC Hong Kong Holdings Ltd.	145,500	$552,236	$42,469

Hong Kong
Cheung Kong Property Holdings Ltd.	541,000	3,585,915	63,579
CLP Holdings Ltd.	505,500	4,916,971	374,844
Henderson Land Development Co. Ltd.	75,000	434,867	30,179
HKT Trust & HKT Ltd.	1,062,000	1,437,648	(68,324)
Kerry Properties Ltd.	899,500	2,587,591	532,461
New World Development Co. Ltd.	3,877,000	4,630,530	146,613
Power Assets Holdings Ltd.	58,000	543,367	(43,069)
Sino Land Co. Ltd.	1,298,000	2,133,040	143,192
SJM Holdings Ltd.	1,263,000	973,366	54,597
Sun Hung Kai Properties Ltd.	298,000	4,123,618	257,060
Swire Properties Ltd.	168,000	480,948	57,487
WH Group Ltd.	6,972,000	5,499,202	512,899
Wharf Holdings Ltd. (The)	210,000	1,631,612	173,135
Wheelock & Co. Ltd.	550,000	3,290,900	1,059,766
Xinyi Glass Holdings Ltd.	4,268,000	3,716,491	42,852
Yue Yuen Industrial Holdings Ltd.	986,000	3,501,459	373,174

			3,710,445

Total of Long Equity Positions			3,752,914

Short Positions

Common Stocks
China
Guotai Junan International Holdings Ltd.	(2,347,000)	(801,756)	39,993

Hong Kong
AIA Group Ltd.	(570,400)	(3,438,302)	(162,039)
ASM Pacific Technology Ltd.	(219,200)	(2,439,036)	(542,930)
Cathay Pacific Airways Ltd.	(2,872,000)	(4,087,462)	(81,939)
Galaxy Entertainment Group Ltd.	(114,000)	(519,165)	(105,231)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Haitong International Securities Group Ltd.	(2,858,000)	$(1,661,462)	$(19,533)
Hang Lung Properties Ltd.	(1,017,881)	(2,328,202)	(317,955)
Hang Seng Bank Ltd.	(32,100)	(629,848)	(21,347)
Hong Kong & China Gas Co. Ltd.	(4,112,832)	(7,683,687)	(544,882)
Hysan Development Co. Ltd.	(130,000)	(593,842)	4,051
MTR Corp. Ltd.	(789,274)	(3,939,550)	(494,919)
Sands China Ltd.	(518,400)	(2,287,283)	(115,808)
Swire Pacific Ltd.	(53,500)	(535,229)	481
Techtronic Industries Co. Ltd.	(473,500)	(1,762,818)	(154,044)
Value Partners Group Ltd.	(4,220,000)	(3,657,336)	(364,907)

			(2,921,002)

Macau
MGM China Holdings Ltd.	(946,400)	(1,843,654)	(129,845)
Wynn Macau Ltd.	(1,931,600)	(3,150,564)	(783,574)

			(913,419)

United States
Samsonite International SA	(691,200)	(2,236,705)	(281,267)

Total of Short Equity Positions			(4,075,695)

Total of Long and Short Equity Positions			(322,781)

Net Cash and Other Receivables/ (Payables) (b)			15,922

Swaps, at Value			$(306,859)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	45-54 months maturity 12/22/2020	$84,619,927

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Panama
Copa Holdings SA	8,313	$790,266	$142,868

United States
3M Co.	6,799	1,222,127	78,726
Abbott Laboratories	34,195	1,539,020	(20,420)
AbbVie, Inc.	184,863	12,107,957	(62,284)
ABIOMED, Inc.	6,833	825,837	29,655
Accenture plc	42,325	4,989,568	84,353
Activision Blizzard, Inc.	164,117	6,794,651	1,388,223
Adobe Systems, Inc.	31,637	3,389,823	727,099
AdvanSix, Inc.	57,528	1,383,738	187,927
Aetna, Inc.	207,046	25,136,030	1,272,687
Aflac, Inc.	262,792	18,717,989	313,408
AGCO Corp.	63,237	3,135,125	670,478
Agilent Technologies, Inc.	200,555	9,230,167	1,373,176
Akamai Technologies, Inc.	86,087	5,537,652	(398,258)
Alaska Air Group, Inc.	77,776	7,467,759	(295,256)
Alexion Pharmaceuticals, Inc.	39,631	4,972,395	(167,532)
Allison Transmission Holdings, Inc.	12,448	462,264	(13,389)
Allstate Corp. (The)	203,927	14,225,530	2,392,481
Alphabet, Inc.	7,904	6,034,920	666,091
Altria Group, Inc.	15,661	1,077,967	40,542
AMC Networks, Inc.	55,627	2,790,517	473,675
Amdocs Ltd.	52,227	3,031,420	153,905
Ameren Corp.	270,006	13,912,691	826,937
American Eagle Outfitters, Inc.	635,995	10,033,290	(1,110,281)
American Electric Power Co., Inc.	327,233	21,554,331	412,821
American Financial Group, Inc.	47,935	3,481,708	1,092,250
American International Group, Inc.	110,165	6,157,465	720,136
American Water Works Co., Inc.	79,299	6,161,321	5,762
Ameriprise Financial, Inc.	76,069	7,346,528	2,518,100
Amgen, Inc.	183,974	30,994,328	(809,714)
Anadarko Petroleum Corp.	106,524	7,056,211	(451,723)
Anthem, Inc.	172,423	24,636,700	3,878,615
AO Smith Corp.	166,304	7,750,308	757,805
Apple, Inc.	51,971	5,631,088	1,835,066
Applied Materials, Inc.	366,737	10,765,463	3,500,606
Archer-Daniels-Midland Co.	189,317	8,385,673	330,482

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Arrow Electronics, Inc.	165,959	$11,041,911	$1,141,139
Aspen Insurance Holdings Ltd.	48,186	2,211,043	297,038
Assurant, Inc.	40,891	3,468,097	443,945
Assured Guaranty Ltd.	446,919	14,111,941	2,473,223
AT&T, Inc.	11,437	419,722	55,486
Atmos Energy Corp.	13,955	1,043,629	58,677
Avery Dennison Corp.	185,179	13,718,819	1,206,608
Avnet, Inc.	160,353	6,553,391	784,362
Axis Capital Holdings Ltd.	51,516	2,764,742	688,375
BancorpSouth, Inc.	70,373	1,746,496	382,288
Bank of America Corp.	239,938	5,306,196	353,942
Bank of New York Mellon Corp. (The)	143,785	6,482,042	308,923
Baxter International, Inc.	343,615	16,312,828	1,507,046
BB&T Corp.	50,972	2,402,441	(123,992)
Bed Bath & Beyond, Inc.	42,638	1,695,866	(13,370)
Belden, Inc.	34,227	2,540,974	(172,808)
Bemis Co., Inc.	90,490	4,572,854	(151,512)
Best Buy Co., Inc.	205,728	7,834,281	2,277,250
Big Lots, Inc.	110,918	5,972,356	(572,867)
Biogen, Inc.	98,292	27,847,834	(972,836)
Bioverativ, Inc.	8,484	446,904	15,134
BlackRock, Inc.	4,409	1,507,020	183,876
Boeing Co. (The)	131,528	22,127,553	1,134,489
Booz Allen Hamilton Holding Corp.	244,167	8,215,621	425,449
Boston Beer Co., Inc. (The)	8,556	1,250,765	(13,140)
Boston Scientific Corp.	99,090	2,287,494	176,874
Brinker International, Inc.	36,310	1,788,203	(192,016)
Broadridge Financial Solutions, Inc.	85,122	5,684,820	99,220
Brocade Communications Systems, Inc.	123,822	1,273,782	271,517
Bruker Corp.	375,540	8,923,919	(162,571)
Brunswick Corp.	220,150	11,140,941	2,332,239
Bunge Ltd.	130,907	10,442,562	(66,873)
Burlington Stores, Inc.	130,424	10,669,562	2,019,389
BWX Technologies, Inc.	204,359	7,724,321	2,003,167
CA, Inc.	292,575	9,765,279	(484,800)
Cable One, Inc.	1,512	951,147	(6,949)
Cabot Corp.	141,399	7,390,490	1,080,724
Cadence Design Systems, Inc.	141,617	3,618,555	828,219

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Campbell Soup Co.	78,567	$4,380,804	$116,371
Capital One Financial Corp.	142,938	12,105,186	281,821
Cardinal Health, Inc.	56,363	4,577,229	19,173
Carlisle Cos., Inc.	89,258	9,479,541	18,403
Carter’s, Inc.	59,054	6,295,342	(992,293)
CDK Global, Inc.	81,849	5,224,470	96,533
CDW Corp.	108,859	4,657,142	1,625,110
Celanese Corp.	100,681	7,160,202	1,885,986
Celgene Corp.	54,714	6,146,843	661,220
Centene Corp.	118,163	8,066,741	353,554
CenterPoint Energy, Inc.	198,099	4,579,685	881,905
Charles River Laboratories International, Inc.	105,348	9,124,314	351,738
Cheesecake Factory, Inc. (The)	81,827	4,489,823	694,735
Chemical Financial Corp.	8,926	457,791	(1,226)
Chemours Co. (The)	31,568	1,057,726	157,642
Chicago Bridge & Iron Co. NV	33,252	1,017,847	4,652
Chico’s FAS, Inc.	433,111	5,769,038	381,138
Cigna Corp.	57,487	8,484,649	(63,378)
Cintas Corp.	53,189	5,519,001	1,211,535
Cirrus Logic, Inc.	129,630	7,295,824	571,421
Cisco Systems, Inc.	381,380	11,555,066	1,335,578
Citigroup, Inc.	108,722	5,358,605	1,145,145
Citizens Financial Group, Inc.	40,515	1,439,378	(39,584)
Citrix Systems, Inc.	58,546	5,041,634	(159,483)
CMS Energy Corp.	14,716	651,451	6,943
CNO Financial Group, Inc.	145,103	2,758,365	216,246
Coach, Inc.	34,267	1,318,226	98,029
Columbia Property Trust, Inc.	20,373	449,273	4,027
Comcast Corp.	284,242	9,393,222	1,291,435
Comerica, Inc.	69,887	3,446,557	1,346,293
Commerce Bancshares, Inc.	143,367	7,639,351	412,140
Commercial Metals Co.	316,259	5,610,832	439,203
CommScope Holding Co., Inc.	154,710	5,947,043	505,911
Conagra Brands, Inc.	54,066	2,567,840	(386,817)
ConocoPhillips	160,054	6,648,677	1,333,216
Consolidated Edison, Inc.	165,445	12,799,670	48,789
Constellation Brands, Inc.	30,207	4,584,558	311,091
Convergys Corp.	285,035	7,313,748	(1,285,257)
CoreLogic, Inc.	102,071	3,915,137	241,194
Corning, Inc.	377,384	8,855,370	1,333,998
CR Bard, Inc.	7,280	1,677,638	131,733

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cracker Barrel Old Country Store, Inc.	6,617	$1,077,519	$(23,762)
Crane Co.	110,149	7,560,356	682,093
Crown Holdings, Inc.	59,379	3,244,381	(100,263)
Cummins, Inc.	133,055	17,126,446	2,991,470
Curtiss-Wright Corp.	110,713	10,587,094	(483,426)
CVS Health Corp.	20,875	1,655,321	(16,633)
Dana, Inc.	405,564	5,856,755	1,974,685
Danaher Corp.	40,199	3,131,482	306,738
Darden Restaurants, Inc.	49,666	3,107,083	1,048,471
Delphi Automotive plc	47,700	3,630,578	208,795
Delta Air Lines, Inc.	667,156	31,294,769	(632,279)
Deluxe Corp.	43,175	2,919,317	196,623
DeVry Education Group, Inc.	131,882	3,409,642	1,265,575
Diamond Offshore Drilling, Inc.	303,945	5,354,237	(275,316)
Dick’s Sporting Goods, Inc.	105,274	5,672,270	(549,637)
Digital Realty Trust, Inc.	5,835	600,243	20,543
Dillard’s, Inc.	89,895	5,493,332	(797,217)
Discover Financial Services	102,887	6,249,872	786,570
Dolby Laboratories, Inc.	134,562	6,515,373	537,021
Domtar Corp.	58,871	2,135,718	14,251
Dover Corp.	10,655	716,466	139,663
Dow Chemical Co. (The)	63,614	4,001,677	40,357
DR Horton, Inc.	434,829	13,421,905	1,062,249
Dr Pepper Snapple Group, Inc.	67,471	6,519,048	87,712
Dril-Quip, Inc.	14,385	689,915	94,786
DST Systems, Inc.	66,308	7,441,379	681,351
DTE Energy Co.	131,256	12,645,146	757,405
Duke Energy Corp.	46,678	3,716,238	111,825
E*TRADE Financial Corp.	41,088	1,422,907	10,653
Eastman Chemical Co.	129,859	9,529,295	963,312
Eaton Corp. plc	68,516	4,356,067	724,395
eBay, Inc.	683,796	19,905,156	3,049,876
Edison International	103,242	7,910,474	308,622
Edwards Lifesciences Corp.	15,703	1,448,702	28,480
Electronic Arts, Inc.	71,889	5,793,704	641,799
Eli Lilly & Co.	107,396	9,068,888	(35,810)
EMCOR Group, Inc.	56,385	4,024,290	(474,854)
Emerson Electric Co.	34,091	1,834,737	205,951
Endo International plc	601,361	6,591,129	120,060
Energen Corp.	31,504	1,658,621	56,457
EnerSys	39,364	3,118,105	(10,711)
Ensco plc	336,169	3,355,325	(346,612)
Entergy Corp.	72,468	5,370,865	133,804

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
EPR Properties	31,813	$2,293,574	$48,817
Esterline Technologies Corp.	80,121	5,487,676	1,406,736
Euronet Worldwide, Inc.	7,784	646,058	19,630
Everest Re Group Ltd.	28,907	5,579,758	1,178,988
Exelon Corp.	102,115	3,737,125	(63,027)
Express Scripts Holding Co.	119,311	8,095,387	(231,599)
F5 Networks, Inc.	27,668	3,409,264	535,362
Fair Isaac Corp.	29,888	3,752,279	101,778
Fifth Third Bancorp	216,621	5,801,524	(299,350)
First American Financial Corp.	62,256	2,487,470	(42,054)
Fiserv, Inc.	29,392	2,958,401	430,791
Flex Ltd.	607,397	8,109,902	2,094,367
FLIR Systems, Inc.	125,347	4,320,572	227,017
Foot Locker, Inc.	151,313	10,322,808	996,918
Ford Motor Co.	974,729	12,325,704	(979,859)
Fortinet, Inc.	79,380	2,961,877	82,346
Fortune Brands Home & Security, Inc.	15,153	834,781	87,279
Franklin Resources, Inc.	148,534	5,692,086	567,137
FTI Consulting, Inc.	91,800	3,896,625	(117,219)
Fulton Financial Corp.	91,606	1,560,588	74,580
GameStop Corp.	193,448	4,799,843	(437,590)
Gap, Inc. (The)	30,789	755,153	(7,288)
General Dynamics Corp.	19,187	2,705,367	886,439
General Motors Co.	378,979	11,833,878	1,566,819
Genpact Ltd.	214,264	5,303,085	2,092
Genuine Parts Co.	25,133	2,453,741	(131,200)
Gilead Sciences, Inc.	513,767	37,235,641	(2,340,586)
Globus Medical, Inc.	15,120	444,567	3,288
Goodyear Tire & Rubber Co. (The)	100,223	2,923,295	684,733
Graham Holdings Co.	3,585	1,822,908	326,478
Graphic Packaging Holding Co.	709,999	9,280,363	(142,676)
Greif, Inc.	29,170	1,493,631	113,345
Halliburton Co.	11,176	649,648	(99,677)
Hanover Insurance Group, Inc. (The)	12,386	1,029,762	85,721
Hartford Financial Services Group, Inc. (The)	91,862	4,343,765	72,042
Hasbro, Inc.	7,089	597,122	110,502
Hawaiian Electric Industries, Inc.	90,600	2,801,218	216,668
HCA Holdings, Inc.	98,214	8,515,054	225,010
HCP, Inc.	197,165	5,924,445	242,877

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HD Supply Holdings, Inc.	290,070	$11,320,431	$608,698
Herman Miller, Inc.	157,638	5,047,421	(73,942)
Hewlett Packard Enterprise Co.	1,052,343	24,467,231	473,298
Hill-Rom Holdings, Inc.	11,548	775,041	40,247
HollyFrontier Corp.	15,792	445,400	2,145
Home Depot, Inc. (The)	39,411	5,624,911	161,806
Honeywell International, Inc.	80,581	9,115,284	946,865
HP, Inc.	948,721	13,458,797	3,504,334
HSN, Inc.	16,831	752,070	(127,640)
Hubbell, Inc.	54,156	5,847,968	653,460
Humana, Inc.	24,697	5,074,959	16,080
Huntington Bancshares, Inc.	164,048	2,303,392	(106,789)
Huntington Ingalls Industries, Inc.	113,116	19,199,923	3,450,425
Huntsman Corp.	664,680	11,063,522	5,247,726
IAC/InterActiveCorp	55,527	3,594,748	498,703
IDACORP, Inc.	34,625	2,742,421	130,069
Illinois Tool Works, Inc.	9,992	1,149,529	174,112
Ingersoll-Rand plc	238,460	16,092,157	3,299,410
Ingredion, Inc.	85,121	11,293,012	(1,041,890)
Integrated Device Technology, Inc.	53,100	1,074,914	181,963
Intel Corp.	174,790	6,200,962	103,713
InterDigital, Inc.	102,868	8,684,505	193,003
International Business Machines Corp.	30,390	4,858,145	433,969
International Game Technology plc	337,901	8,887,176	(878,923)
International Paper Co.	97,355	4,389,097	554,590
Interpublic Group of Cos., Inc. (The)	113,801	2,544,186	251,905
Intuit, Inc.	36,393	3,986,642	234,582
Invesco Ltd.	137,482	3,936,363	274,710
ITT, Inc.	75,886	2,957,373	155,471
Jabil Circuit, Inc.	249,229	5,158,449	2,049,254
Jack Henry & Associates, Inc.	44,581	3,869,056	281,435
Jack in the Box, Inc.	37,632	3,568,015	259,912
Jacobs Engineering Group, Inc.	120,168	6,557,198	85,689
Jazz Pharmaceuticals plc	23,650	2,791,679	640,646
JetBlue Airways Corp.	574,254	11,466,467	368,908
John Wiley & Sons, Inc.	62,654	3,435,964	(65,178)
Johnson & Johnson	99,799	11,988,295	441,670
JPMorgan Chase & Co.	110,145	7,451,910	2,223,227

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Juniper Networks, Inc.	238,888	$6,132,368	$515,885
KB Home	171,646	2,794,455	617,867
KeyCorp	564,199	8,833,286	1,198,173
Keysight Technologies, Inc.	83,218	3,121,317	(113,818)
Kimberly-Clark Corp.	79,276	9,945,227	489,873
KLA-Tencor Corp.	14,794	1,109,149	297,316
Kohl’s Corp.	209,656	8,466,196	(119,790)
L3 Technologies, Inc.	97,894	14,343,372	1,837,527
Laboratory Corp. of America Holdings	73,063	10,361,936	120,413
Lam Research Corp.	33,152	2,961,468	1,293,923
Lancaster Colony Corp.	29,048	3,739,154	3,390
Landstar System, Inc.	10,910	929,350	5,091
Las Vegas Sands Corp.	124,613	6,908,398	203,266
Lear Corp.	160,684	19,569,811	3,179,830
Legg Mason, Inc.	17,849	645,531	(1,004)
Leidos Holdings, Inc.	123,020	5,193,741	1,097,502
Lennox International, Inc.	31,705	4,692,433	611,814
Liberty Property Trust	22,859	877,656	3,559
Lincoln Electric Holdings, Inc.	36,821	2,477,127	721,145
Lincoln National Corp.	115,008	5,262,697	2,264,577
Lockheed Martin Corp.	20,272	5,345,025	79,762
Lowe’s Cos., Inc.	91,446	7,122,992	394,783
LyondellBasell Industries NV	147,025	12,331,150	1,076,060
Macy’s, Inc.	111,993	3,667,279	(347,806)
Mallinckrodt plc	144,874	7,141,762	(684,728)
ManpowerGroup, Inc.	98,180	6,841,258	3,229,065
Marathon Petroleum Corp.	130,622	5,549,840	1,051,796
MarketAxess Holdings, Inc.	24,017	3,687,354	815,593
Marvell Technology Group Ltd.	119,104	1,325,937	491,590
Masco Corp.	97,552	3,172,652	143,140
Maxim Integrated Products, Inc.	101,797	4,080,232	496,561
McKesson Corp.	96,815	14,405,046	(51,254)
Medtronic plc	8,402	687,442	(10,577)
Merck & Co., Inc.	420,269	26,379,768	324,125
Meredith Corp.	26,633	1,277,691	442,801
MetLife, Inc.	116,206	5,601,466	536,535
MGM Resorts International	33,163	905,477	3,189
Michael Kors Holdings Ltd.	130,252	6,401,647	(1,437,744)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Michael’s Cos., Inc. (The)	83,024	$1,725,455	$133,452
Micron Technology, Inc.	230,629	4,190,236	2,474,942
Microsoft Corp.	160,475	9,084,650	1,484,234
Molina Healthcare, Inc.	28,172	1,287,507	(2,864)
Molson Coors Brewing Co.	53,674	5,199,538	(62,400)
Morgan Stanley	193,376	6,264,311	2,019,917
Morningstar, Inc.	920	72,670	(358)
MSC Industrial Direct Co., Inc.	77,890	6,388,838	1,615,139
MSCI, Inc.	32,432	2,644,881	507,185
Murphy Oil Corp.	57,502	1,642,319	1,663
Murphy USA, Inc.	47,786	3,566,792	(58,344)
Mylan NV	61,914	2,476,286	(62,260)
Nabors Industries Ltd.	201,121	3,237,836	(609,185)
Nasdaq, Inc.	95,298	6,497,804	120,642
National Retail Properties, Inc.	137,737	6,028,705	(20,617)
Navient Corp.	75,803	1,122,890	(4,038)
NCR Corp.	100,854	3,466,936	1,140,075
NeuStar, Inc.	83,873	2,434,399	345,990
New York Times Co. (The)	110,614	1,353,016	239,826
Newmont Mining Corp.	32,570	1,162,832	(89,325)
NiSource, Inc.	100,795	2,340,344	57,569
Norfolk Southern Corp.	56,516	5,262,133	1,065,963
Northrop Grumman Corp.	71,285	16,076,394	878,030
Nu Skin Enterprises, Inc.	212,853	11,044,149	777,707
Nuance Communications, Inc.	99,448	1,486,420	235,025
Nucor Corp.	65,595	3,649,021	268,312
NVR, Inc.	4,395	7,399,873	1,859,864
Oceaneering International, Inc.	244,682	6,856,169	(230,180)
Old Republic International Corp.	103,317	1,787,818	328,114
Omega Healthcare Investors, Inc.	22,103	728,179	999
Omnicom Group, Inc.	48,548	3,984,474	200,849
ON Semiconductor Corp.	29,638	454,015	5,078
ONE Gas, Inc.	43,122	2,716,015	199,032
Oracle Corp.	59,176	2,550,231	89,611
Orbital ATK, Inc.	37,766	3,036,316	664,752
Oshkosh Corp.	170,832	10,729,024	988,343
Owens Corning	196,058	10,543,665	1,488,415
PACCAR, Inc.	9,417	519,562	113,260

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Packaging Corp. of America	15,789	$1,313,984	$132,605
Papa John’s International, Inc.	6,093	517,310	(29,626)
PAREXEL International Corp.	27,836	1,839,801	(83,071)
Parker-Hannifin Corp.	88,413	10,676,938	3,497,434
PayPal Holdings, Inc.	36,663	1,554,144	23,098
PepsiCo, Inc.	17,166	1,873,136	47,053
PerkinElmer, Inc.	18,356	958,387	107,362
Pfizer, Inc.	766,574	26,357,569	(133,072)
PG&E Corp.	163,113	10,188,621	635,557
Pilgrim’s Pride Corp.	181,116	3,952,456	123,559
Pinnacle West Capital Corp.	102,222	8,040,808	482,462
Plantronics, Inc.	24,800	1,161,627	180,301
PNC Financial Services Group, Inc. (The)	151,634	13,831,332	4,401,141
PolyOne Corp.	48,484	1,464,776	188,044
Popular, Inc.	151,217	6,011,167	147,901
ProAssurance Corp.	10,987	619,616	42,351
Procter & Gamble Co. (The)	122,145	10,535,589	439,139
Prologis, Inc.	53,213	2,673,270	87,421
Prudential Financial, Inc.	83,611	6,788,745	2,130,876
Public Service Enterprise Group, Inc.	347,861	15,820,534	(392,898)
PulteGroup, Inc.	121,871	2,283,949	586,113
PVH Corp.	84,362	8,401,531	327,405
QEP Resources, Inc.	49,145	802,280	(177,647)
QUALCOMM, Inc.	130,009	7,528,447	(73,731)
Quanta Services, Inc.	98,100	2,572,619	1,067,872
Quest Diagnostics, Inc.	29,810	2,456,559	470,485
Raymond James Financial, Inc.	44,755	2,906,386	506,631
Raytheon Co.	108,097	15,312,250	1,172,542
Realty Income Corp.	29,197	1,701,740	36,357
Regal Beloit Corp.	54,678	3,416,442	719,948
Regions Financial Corp.	881,473	11,393,584	1,414,219
Reinsurance Group of America, Inc.	101,869	11,416,635	1,518,690
Reliance Steel & Aluminum Co.	136,506	10,665,796	257,414
Republic Services, Inc.	54,442	2,796,902	622,600
Rockwell Automation, Inc.	40,988	4,890,829	1,491,412
Ross Stores, Inc.	163,145	10,709,251	37,110
Rowan Cos. plc	284,230	4,523,440	(95,137)
RPM International, Inc.	56,282	2,839,320	257,878

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SCANA Corp.	179,843	$13,135,598	$(1,382,858)
Science Applications International Corp.	56,617	4,392,814	(180,509)
Scripps Networks Interactive, Inc.	39,484	2,608,661	485,700
Seagate Technology plc	23,256	1,082,870	(14,722)
Senior Housing Properties Trust	69,907	1,397,231	18,385
Silicon Laboratories, Inc.	6,928	409,550	100,004
Skechers U.S.A., Inc.	231,072	6,748,223	(405,297)
Skyworks Solutions, Inc.	13,569	1,017,488	312,002
Sonoco Products Co.	150,986	7,713,403	276,776
Southwest Airlines Co.	296,137	16,200,763	(280,438)
Southwest Gas Holdings, Inc.	21,464	1,667,620	111,960
Southwestern Energy Co.	313,488	3,577,486	(1,016,289)
Spirit AeroSystems Holdings, Inc.	352,413	17,788,028	2,623,733
Stanley Black & Decker, Inc.	81,516	9,703,825	1,127,206
Staples, Inc.	96,110	832,351	10,534
Starbucks Corp.	63,914	3,712,591	19,347
State Street Corp.	93,734	6,953,306	508,858
Steel Dynamics, Inc.	246,712	6,554,058	2,021,651
STORE Capital Corp.	110,293	2,567,173	66,624
SunTrust Banks, Inc.	247,565	11,697,176	1,993,169
Synaptics, Inc.	93,803	5,056,907	(412,721)
Synchrony Financial	228,617	6,918,728	922,836
SYNNEX Corp.	76,496	8,052,191	510,771
Synopsys, Inc.	130,608	7,506,223	1,914,532
Synovus Financial Corp.	70,594	2,717,636	178,130
Target Corp.	131,703	7,544,690	(276,001)
TE Connectivity Ltd.	55,630	3,455,137	692,080
Tech Data Corp.	133,325	10,378,106	2,141,112
TEGNA, Inc.	79,023	1,701,886	322,684
Teledyne Technologies, Inc.	10,591	1,131,483	207,854
Teleflex, Inc.	19,815	3,036,287	802,473
Telephone & Data Systems, Inc.	36,323	1,138,363	(175,440)
Teradata Corp.	109,786	3,325,218	91,322
Teradyne, Inc.	199,135	4,255,953	1,937,145
Tesoro Corp.	28,479	2,190,043	118,465
Texas Instruments, Inc.	110,378	7,678,017	1,214,034
Texas Roadhouse, Inc.	53,367	2,356,597	19,836
Textron, Inc.	107,400	4,253,945	857,221
Thor Industries, Inc.	112,314	8,925,761	1,870,983
Timken Co. (The)	174,827	6,124,101	1,778,080

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TJX Cos., Inc. (The)	138,731	$10,782,806	$188,042
Toll Brothers, Inc.	107,785	3,669,621	222,495
Torchmark Corp.	65,005	4,377,112	630,873
Toro Co. (The)	87,522	4,278,757	1,187,867
Total System Services, Inc.	14,842	817,381	(23,928)
Transocean Ltd.	335,489	4,195,052	(18,214)
Travelers Cos., Inc. (The)	75,397	8,586,838	501,516
Trinity Industries, Inc.	52,660	1,379,217	18,906
Tupperware Brands Corp.	56,422	3,466,992	71,796
Tyson Foods, Inc.	299,533	20,566,757	(2,082,575)
U.S. Bancorp	118,979	5,560,187	567,232
UGI Corp.	206,632	9,531,871	675,749
UMB Financial Corp.	8,590	669,975	(23,062)
Umpqua Holdings Corp.	26,133	465,142	(1,542)
Union Pacific Corp.	71,124	7,298,899	234,555
United Continental Holdings, Inc.	315,977	19,616,569	2,704,046
United Rentals, Inc.	13,392	1,099,146	575,524
United States Steel Corp.	84,974	3,446,715	(573,744)
United Technologies Corp.	72,317	7,832,940	281,751
United Therapeutics Corp.	94,302	11,856,610	909,995
UnitedHealth Group, Inc.	69,184	9,932,962	1,413,906
Universal Health Services, Inc.	5,583	634,078	60,726
Unum Group	288,454	10,682,046	2,843,562
Urban Outfitters, Inc.	304,784	8,856,475	(1,614,807)
Vail Resorts, Inc.	32,839	5,233,173	1,068,631
Valero Energy Corp.	94,596	5,279,909	990,860
Validus Holdings Ltd.	58,175	2,880,984	399,504
Vectren Corp.	66,707	3,408,891	500,806
Ventas, Inc.	119,614	7,510,842	268,852
Verizon Communications, Inc.	99,417	5,037,922	(191,343)
Versum Materials, Inc.	121,831	3,222,132	505,897
Vertex Pharmaceuticals, Inc.	11,536	1,244,596	16,866
Vishay Intertechnology, Inc.	242,786	3,246,532	747,298
Visteon Corp.	27,811	1,973,575	750,513
VWR Corp.	22,861	652,654	(7,974)
Walgreens Boots Alliance, Inc.	69,722	6,016,651	(226,239)
Wal-Mart Stores, Inc.	379,767	27,104,375	269,231
Walt Disney Co. (The)	56,397	6,205,669	189,187

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Waste Management, Inc.	135,218	$8,858,241	$1,001,856
Waters Corp.	39,481	5,979,073	192,202
Watsco, Inc.	27,407	3,898,490	25,645
WellCare Health Plans, Inc.	160,388	19,091,572	3,396,430
Wells Fargo & Co.	175,096	8,744,175	1,001,668
Werner Enterprises, Inc.	19,348	491,485	15,432
WESCO International, Inc.	102,406	6,583,331	539,007
West Pharmaceutical Services, Inc.	63,879	4,873,872	339,293
Western Alliance Bancorp	38,117	1,616,329	254,835
Western Union Co. (The)	137,260	2,807,256	(14,015)
Westlake Chemical Corp.	33,292	1,723,709	475,228
WestRock Co.	120,005	6,224,949	18,911
Whirlpool Corp.	44,104	7,222,775	333,563
Williams Cos., Inc. (The)	15,280	446,793	5,342
Woodward, Inc.	73,924	4,878,643	142,275
World Fuel Services Corp.	130,835	5,829,844	(1,087,075)
Worthington Industries, Inc.	152,377	7,287,625	(416,946)
Wyndham Worldwide Corp.	114,826	9,209,627	469,057
Xcel Energy, Inc.	99,505	4,211,267	211,731
Xerox Corp.	1,834,083	15,411,257	(1,949,087)
Yum! Brands, Inc.	23,720	1,884,202	(368,494)
Zynga, Inc.	361,257	1,010,177	19,405

			208,113,152

Total of Long Equity Positions			208,256,020

Short Positions

Common Stocks

Argentina
MercadoLibre, Inc.	(10,342)	(2,211,666)	24,644

Australia
Atlassian Corp. plc	(100,384)	(2,899,715)	(106,786)

Canada
Waste Connections, Inc.	(53,937)	(4,154,306)	(604,016)

Ireland
XL Group Ltd.	(136,999)	(4,671,759)	(789,022)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Liberty Global plc	(316,029)	$(9,885,777)	$(1,450,184)
Pentair plc	(55,896)	(3,513,154)	4,003

			(1,446,181)

United States
3D Systems Corp.	(250,221)	(3,868,296)	124,989
Acadia Healthcare Co., Inc.	(573,483)	(26,446,218)	1,442,360
ACI Worldwide, Inc.	(154,591)	(2,940,281)	(366,420)
Acuity Brands, Inc.	(81,408)	(18,853,124)	2,245,892
Acxiom Corp.	(22,044)	(501,281)	(126,312)
Adient plc	(71,897)	(5,163,070)	(61,685)
Advance Auto Parts, Inc.	(52,105)	(7,691,570)	(33,518)
AECOM	(58,081)	(1,643,084)	(424,019)
Agios Pharmaceuticals, Inc.	(89,784)	(4,156,980)	(1,086,405)
Air Lease Corp.	(204,976)	(6,016,187)	(1,926,633)
Akorn, Inc.	(214,027)	(5,333,969)	180,199
Alcoa Corp.	(118,091)	(3,979,944)	(82,387)
Align Technology, Inc.	(8,559)	(918,626)	(63,177)
Alkermes plc	(185,210)	(9,407,240)	(1,427,545)
Allegheny Technologies, Inc.	(645,357)	(11,352,482)	(238,130)
Allegion plc	(37,570)	(2,667,651)	(176,398)
Allergan plc	(39,971)	(8,305,063)	(1,244,809)
Alliance Data Systems Corp.	(47,843)	(10,190,338)	(1,722,569)
Alliant Energy Corp.	(70,540)	(2,730,623)	(63,467)
Allscripts Healthcare Solutions, Inc.	(375,451)	(4,361,706)	(399,013)
Ally Financial, Inc.	(165,185)	(3,082,653)	(275,558)
Alnylam Pharmaceuticals, Inc.	(157,540)	(7,751,433)	(322,492)
AMERCO	(5,876)	(1,922,672)	(317,200)
American Airlines Group, Inc.	(34,419)	(1,589,680)	133,757
American Express Co.	(34,514)	(2,277,648)	(452,755)
American Tower Corp.	(15,632)	(1,887,713)	(12,201)
AMETEK, Inc.	(104,379)	(4,899,573)	(745,244)
Amphenol Corp.	(106,516)	(6,800,733)	(780,010)
AmTrust Financial Services, Inc.	(138,021)	(3,581,230)	1,033,362
Antero Resources Corp.	(287,685)	(6,979,701)	417,606
Aon plc	(23,892)	(2,640,544)	(195,198)
Apache Corp.	(11,551)	(639,142)	45,536
AptarGroup, Inc.	(70,636)	(5,359,030)	(79,236)
Aqua America, Inc.	(38,030)	(1,294,922)	72,257
Arch Capital Group Ltd.	(26,722)	(2,110,403)	(422,041)
Arconic, Inc.	(160,600)	(4,597,332)	367,128

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Arista Networks, Inc.	(75,299)	$(7,668,171)	$(2,291,628)
Armstrong World Industries, Inc.	(152,001)	(6,373,830)	(625,816)
ARRIS International plc	(222,708)	(5,576,004)	(314,623)
Arthur J Gallagher & Co.	(108,875)	(5,376,213)	(779,579)
Artisan Partners Asset Management, Inc.	(205,382)	(5,889,087)	220,544
Ascena Retail Group, Inc.	(65,249)	(358,548)	80,587
Ashland Global Holdings, Inc.	(3,626)	(439,000)	(9,935)
Associated Banc-Corp.	(28,552)	(526,380)	(170,289)
athenahealth, Inc.	(95,827)	(10,276,876)	(521,869)
Autodesk, Inc.	(96,140)	(6,421,269)	(1,891,957)
Automatic Data Processing, Inc.	(8,063)	(703,297)	(122,274)
AutoNation, Inc.	(75,625)	(3,756,644)	558,463
AutoZone, Inc.	(7,736)	(5,904,828)	311,313
Avangrid, Inc.	(54,238)	(2,374,154)	56,022
Avis Budget Group, Inc.	(323,669)	(11,574,427)	2,000,298
Avon Products, Inc.	(144,291)	(811,261)	176,381
Axalta Coating Systems Ltd.	(332,142)	(9,618,866)	(1,076,106)
Ball Corp.	(377,723)	(27,689,082)	(360,628)
Bank of Hawaii Corp.	(5,597)	(389,047)	(71,921)
Bank of the Ozarks, Inc.	(299,782)	(13,005,620)	(2,586,042)
BankUnited, Inc.	(58,194)	(1,898,288)	(272,930)
BioMarin Pharmaceutical, Inc.	(157,643)	(13,351,085)	(486,818)
Bio-Rad Laboratories, Inc.	(17,915)	(2,817,687)	(753,489)
Bio-Techne Corp.	(54,902)	(6,076,398)	495,610
Black Hills Corp.	(106,374)	(6,696,497)	(374,183)
Blue Buffalo Pet Products, Inc.	(222,695)	(5,417,786)	295,801
BorgWarner, Inc.	(15,639)	(555,009)	(98,544)
Bristol-Myers Squibb Co.	(7,951)	(603,958)	171,583
Broadcom Ltd.	(6,377)	(1,088,275)	(308,033)
Brookdale Senior Living, Inc.	(635,440)	(9,049,753)	515,794
Brown & Brown, Inc.	(59,220)	(2,160,736)	(309,923)
Brown-Forman Corp.	(265,486)	(12,673,207)	413,063
Cabot Oil & Gas Corp.	(180,561)	(4,116,314)	(200,900)
CalAtlantic Group, Inc.	(46,650)	(1,635,447)	(111,596)
Calpine Corp.	(441,507)	(5,065,017)	186,364
CarMax, Inc.	(141,469)	(7,674,939)	(702,855)
Carpenter Technology Corp.	(17,210)	(566,996)	(74,937)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Casey’s General Stores, Inc.	(28,228)	$(3,396,170)	$227,577
Catalent, Inc.	(178,497)	(4,471,105)	(583,930)
Caterpillar, Inc.	(26,607)	(2,234,446)	(233,620)
CBOE Holdings, Inc.	(85,083)	(6,019,656)	(878,023)
CBS Corp. (Non-Voting)	(15,144)	(821,467)	(228,921)
Cerner Corp.	(101,164)	(5,496,481)	(457,020)
CF Industries Holdings, Inc.	(599,122)	(15,009,507)	(2,574,723)
CH Robinson Worldwide, Inc.	(68,104)	(4,623,466)	(640,292)
Charles Schwab Corp. (The)	(328,128)	(11,796,898)	(1,594,006)
Charter Communications, Inc.	(17,051)	(4,709,879)	(871,254)
Cheniere Energy, Inc.	(375,698)	(15,613,069)	(2,146,176)
Chevron Corp.	(26,378)	(2,877,871)	45,665
Chipotle Mexican Grill, Inc.	(38,916)	(14,771,860)	(2,565,996)
Ciena Corp.	(251,525)	(5,088,655)	(849,851)
Cincinnati Financial Corp.	(46,158)	(3,392,488)	56,650
CIT Group, Inc.	(86,083)	(3,132,082)	(563,461)
Clean Harbors, Inc.	(130,090)	(6,862,670)	(372,936)
Clorox Co. (The)	(15,812)	(1,899,597)	(232,335)
Coca-Cola Co. (The)	(30,155)	(1,252,127)	(27,651)
Cognex Corp.	(68,349)	(3,125,744)	(2,612,155)
Cognizant Technology Solutions Corp.	(31,083)	(1,839,385)	(10,675)
Colfax Corp.	(50,013)	(1,847,204)	(116,306)
Colgate-Palmolive Co.	(86,656)	(5,678,505)	(663,847)
Compass Minerals International, Inc.	(128,116)	(9,284,542)	591,871
Computer Sciences Corp.	(27,068)	(1,933,969)	66,006
Concho Resources, Inc.	(88,148)	(11,306,393)	(6,522)
CONSOL Energy, Inc.	(130,813)	(2,006,112)	(188,930)
Copart, Inc.	(125,111)	(6,864,537)	(883,587)
Core Laboratories NV	(86,259)	(10,063,792)	99,152
CoStar Group, Inc.	(18,327)	(3,950,453)	152,732
Coty, Inc.	(816,161)	(16,775,130)	1,978,131
Cousins Properties, Inc.	(646,971)	(5,349,816)	(634)
Covanta Holding Corp.	(625,164)	(10,058,565)	243,491
Cree, Inc.	(76,208)	(2,072,528)	35,488
CSX Corp.	(220,369)	(10,584,527)	326,350
Cypress Semiconductor Corp.	(842,373)	(10,127,948)	(1,463,104)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
DaVita, Inc.	(49,685)	$(3,186,402)	$(190,688)
Denbury Resources, Inc.	(580,754)	(1,824,396)	326,051
DENTSPLY SIRONA, Inc.	(107,803)	(6,279,480)	(451,739)
DexCom, Inc.	(326,378)	(24,441,804)	(3,212,204)
Diebold Nixdorf, Inc.	(455,330)	(11,930,432)	(2,048,199)
Discovery Communications, Inc.	(277,067)	(7,350,648)	(709,231)
DISH Network Corp.	(122,502)	(6,621,417)	(1,156,235)
Dollar Tree, Inc.	(68,657)	(6,572,535)	1,185,706
Dominion Resources, Inc.	(344,779)	(26,481,868)	(262,639)
Donaldson Co., Inc.	(27,065)	(959,725)	(272,274)
Dunkin’ Brands Group, Inc.	(121,067)	(5,907,741)	(712,203)
Dycom Industries, Inc.	(68,144)	(5,626,933)	(707,052)
Eaton Vance Corp.	(20,971)	(791,834)	(151,022)
Ecolab, Inc.	(62,920)	(7,533,592)	(352,801)
Edgewell Personal Care Co.	(14,021)	(1,024,619)	(877)
Education Realty Trust, Inc.	(14,698)	(604,096)	3,682
Empire State Realty Trust, Inc.	(40,920)	(861,462)	16,873
Envision Healthcare Corp.	(315,540)	(21,201,341)	1,852,428
EOG Resources, Inc.	(32,627)	(3,099,763)	(83,001)
EQT Corp.	(116,071)	(7,264,868)	172,930
Equinix, Inc.	(6,200)	(2,430,731)	(51,563)
Essex Property Trust, Inc.	(5,837)	(1,316,991)	(34,450)
Expedia, Inc.	(7,779)	(898,237)	(83,239)
Expeditors International of Washington, Inc.	(11,386)	(604,534)	(38,661)
Exxon Mobil Corp.	(48,376)	(3,935,815)	(31,501)
FactSet Research Systems, Inc.	(14,538)	(2,588,298)	190,836
Fastenal Co.	(360,099)	(15,986,521)	(2,558,577)
FireEye, Inc.	(1,162,586)	(15,215,570)	555,360
First Data Corp.	(1,273,219)	(17,153,681)	(2,581,213)
First Horizon National Corp.	(86,326)	(1,274,702)	(322,329)
First Solar, Inc.	(49,125)	(1,666,196)	334,908
Fitbit, Inc.	(808,588)	(4,999,472)	212,631
FleetCor Technologies, Inc.	(16,408)	(2,610,833)	126,170
Flowers Foods, Inc.	(219,417)	(3,496,283)	(762,601)
Flowserve Corp.	(135,982)	(6,218,144)	(366,104)
Fluor Corp.	(11,015)	(594,938)	15,329
FMC Corp.	(51,321)	(2,513,703)	(1,057,726)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FNB Corp.	(579,402)	$(8,132,086)	$(483,621)
FNF Group	(103,587)	(3,809,953)	(223,724)
Fossil Group, Inc.	(105,983)	(2,695,547)	846,144
Freeport-McMoRan, Inc.	(877,861)	(11,351,322)	(376,901)
Frontier Communications Corp.	(2,792,089)	(9,964,639)	3,989,568
Garmin Ltd.	(12,944)	(687,959)	26,391
Gartner, Inc.	(25,822)	(2,440,923)	(347,595)
GATX Corp.	(53,720)	(2,458,192)	(816,579)
General Electric Co.	(259,610)	(8,245,985)	509,607
Genesee & Wyoming, Inc.	(129,073)	(8,688,510)	(70,384)
Gentex Corp.	(55,941)	(917,507)	(275,714)
Global Payments, Inc.	(153,320)	(11,274,664)	(1,095,193)
GoDaddy, Inc.	(196,033)	(6,872,607)	(557,044)
Graco, Inc.	(16,067)	(1,365,256)	(147,292)
Granite Construction, Inc.	(97,635)	(4,900,799)	498
Groupon, Inc.	(423,834)	(1,943,551)	277,884
Guidewire Software, Inc.	(165,013)	(9,228,026)	(67,156)
Hain Celestial Group, Inc. (The)	(73,550)	(3,516,102)	780,042
Halyard Health, Inc.	(114,091)	(4,015,342)	(330,385)
Hanesbrands, Inc.	(205,175)	(5,346,879)	1,087,446
Harley-Davidson, Inc.	(7,522)	(407,618)	(47,463)
Harris Corp.	(16,089)	(1,471,820)	(318,403)
HealthSouth Corp.	(47,693)	(1,985,498)	(56,240)
HEICO Corp.	(54,703)	(4,063,007)	(707,094)
Helmerich & Payne, Inc.	(109,294)	(7,400,401)	124,699
Henry Schein, Inc.	(41,509)	(6,754,886)	(300,399)
Herc Holdings, Inc.	(25,622)	(1,232,258)	(20,402)
Hertz Global Holdings, Inc.	(176,360)	(3,951,935)	858,581
Hess Corp.	(236,445)	(11,795,495)	396,482
Hexcel Corp.	(46,948)	(1,987,874)	(573,139)
Hologic, Inc.	(60,329)	(2,422,861)	(144,138)
Hormel Foods Corp.	(17,647)	(643,946)	32,830
Howard Hughes Corp. (The)	(47,348)	(5,514,939)	(36,614)
IDEXX Laboratories, Inc.	(4,893)	(458,768)	(297,739)
IHS Markit Ltd.	(330,854)	(11,857,690)	(2,021,636)
Illumina, Inc.	(126,138)	(19,727,148)	(1,797,040)
Incyte Corp.	(20,877)	(1,696,227)	(1,094,402)
Intercontinental Exchange, Inc.	(30,383)	(1,838,122)	19,092
International Flavors & Fragrances, Inc.	(45,568)	(6,093,100)	53,973
Intrexon Corp.	(108,981)	(2,404,860)	244,857
Intuitive Surgical, Inc.	(3,127)	(2,287,011)	(109,741)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ionis Pharmaceuticals, Inc.	(68,112)	$(2,724,579)	$(13,523)
IPG Photonics Corp.	(59,340)	(6,299,768)	(862,570)
JB Hunt Transport Services, Inc.	(54,267)	(4,394,800)	(583,655)
JC Penney Co., Inc.	(2,171,940)	(16,054,896)	2,675,746
Juno Therapeutics, Inc.	(199,558)	(4,599,361)	171,169
KAR Auction Services, Inc.	(29,660)	(1,277,719)	(17,534)
KBR, Inc.	(181,543)	(2,744,818)	16,227
Kellogg Co.	(13,469)	(1,008,732)	30,748
Kennametal, Inc.	(13,105)	(504,479)	(9,630)
Kirby Corp.	(73,974)	(4,369,292)	(849,574)
KLX, Inc.	(233,461)	(8,870,663)	(1,565,044)
Knowles Corp.	(505,679)	(8,031,765)	(1,550,852)
Kosmos Energy Ltd.	(1,051,461)	(6,250,676)	(752,054)
Kraft Heinz Co. (The)	(38,162)	(3,393,287)	(72,204)
L Brands, Inc.	(121,518)	(7,948,526)	2,225,029
Laredo Petroleum, Inc.	(197,817)	(2,316,490)	(571,638)
LaSalle Hotel Properties	(29,184)	(840,873)	(4,004)
Lennar Corp.	(43,213)	(2,255,978)	43,904
Leucadia National Corp.	(166,512)	(3,046,996)	(1,282,316)
Liberty Broadband Corp.	(26,819)	(1,813,376)	(503,786)
Liberty Expedia Holdings, Inc.	(47,616)	(2,121,979)	(43,597)
LifePoint Health, Inc.	(67,635)	(3,922,110)	(507,983)
Lions Gate Entertainment Corp., Class A	(79,929)	(1,632,961)	(489,954)
Lions Gate Entertainment Corp., Class B	(106,313)	(2,335,011)	(256,900)
LivaNova plc	(71,205)	(3,745,343)	255,586
Live Nation Entertainment, Inc.	(168,235)	(4,258,351)	(850,945)
Loews Corp.	(131,578)	(5,850,071)	(303,832)
LogMeIn, Inc.	(23,811)	(2,368,739)	47,167
Louisiana-Pacific Corp.	(26,409)	(557,536)	(97,936)
LPL Financial Holdings, Inc.	(40,567)	(1,247,698)	(368,086)
Macerich Co. (The)	(8,902)	(613,290)	40,001
Macquarie Infrastructure Corp.	(146,235)	(11,355,207)	(428,409)
Madison Square Garden Co. (The)	(48,648)	(8,980,870)	(734,622)
Manhattan Associates, Inc.	(21,957)	(1,167,365)	24,503

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Markel Corp.	(13,254)	$(12,113,318)	$(820,730)
Marsh & McLennan Cos., Inc.	(36,056)	(2,396,282)	(267,896)
Martin Marietta Materials, Inc.	(34,033)	(7,175,518)	(252,184)
Mattel, Inc.	(296,643)	(8,017,553)	420,526
MAXIMUS, Inc.	(67,722)	(3,844,770)	(367,538)
McCormick & Co., Inc.	(25,099)	(2,428,495)	(19,913)
MDU Resources Group, Inc.	(105,398)	(2,571,711)	(313,032)
Medical Properties Trust, Inc.	(63,804)	(829,959)	7,525
MEDNAX, Inc.	(169,606)	(11,345,165)	(422,099)
Mercury General Corp.	(80,257)	(4,493,417)	(401,457)
Mettler-Toledo International, Inc.	(1,307)	(625,904)	(31)
Microchip Technology, Inc.	(131,702)	(7,883,878)	(1,833,096)
Microsemi Corp.	(26,646)	(1,086,886)	(286,182)
Middleby Corp. (The)	(82,246)	(9,916,037)	(1,306,430)
Monolithic Power Systems, Inc.	(4,875)	(447,448)	(1,540)
Monster Beverage Corp.	(70,875)	(3,591,599)	319,301
Moody’s Corp.	(33,199)	(3,541,330)	(178,286)
Mosaic Co. (The)	(104,370)	(2,714,432)	(331,085)
Motorola Solutions, Inc.	(58,628)	(4,804,662)	(250,244)
National Fuel Gas Co.	(105,003)	(6,090,407)	(169,872)
National Instruments Corp.	(184,947)	(5,381,851)	(640,023)
National Oilwell Varco, Inc.	(90,260)	(3,154,055)	(464,468)
Netflix, Inc.	(32,362)	(3,385,370)	(1,398,057)
NetScout Systems, Inc.	(282,090)	(7,095,482)	(3,609,833)
Neurocrine Biosciences, Inc.	(204,469)	(9,362,249)	508,741
New Jersey Resources Corp.	(78,474)	(2,772,776)	(334,794)
Newell Brands, Inc.	(145,768)	(7,334,990)	459,113
Newfield Exploration Co.	(155,885)	(6,088,765)	335,049
NewMarket Corp.	(1,383)	(587,222)	(39,595)
News Corp.	(41,365)	(474,986)	(62,759)
NextEra Energy, Inc.	(10,972)	(1,371,011)	(37,465)
Nielsen Holdings plc	(131,584)	(6,914,065)	1,478,330
NIKE, Inc.	(101,107)	(5,144,409)	(490,284)
Noble Corp. plc	(647,898)	(3,440,349)	(570,140)
Noble Energy, Inc.	(212,908)	(7,642,782)	331,522
Nordson Corp.	(10,305)	(1,266,644)	777
Norwegian Cruise Line Holdings Ltd.	(199,171)	(7,953,177)	(2,150,768)
NOW, Inc.	(302,120)	(6,071,749)	947,794

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NRG Energy, Inc.	(934,474)	$(12,860,889)	$(4,613,775)
NuVasive, Inc.	(77,028)	(5,420,662)	(331,789)
Occidental Petroleum Corp.	(244,255)	(16,893,312)	1,417,315
Office Depot, Inc.	(97,950)	(452,343)	(4,594)
OGE Energy Corp.	(60,270)	(1,946,392)	(161,853)
Oil States International, Inc.	(13,808)	(422,996)	(34,739)
Old Dominion Freight Line, Inc.	(54,418)	(3,925,175)	(731,373)
Olin Corp.	(276,732)	(6,261,966)	(2,834,215)
OneMain Holdings, Inc.	(88,380)	(2,374,727)	178,484
ONEOK, Inc.	(304,217)	(15,715,493)	(1,150,298)
OPKO Health, Inc.	(405,584)	(3,330,832)	86,160
O’Reilly Automotive, Inc.	(14,975)	(4,101,236)	60,382
Owens-Illinois, Inc.	(346,106)	(6,398,625)	(655,015)
PacWest Bancorp	(139,664)	(5,866,268)	(1,572,237)
Palo Alto Networks, Inc.	(193,975)	(25,586,935)	3,729,832
Pandora Media, Inc.	(1,615,990)	(20,794,053)	1,709,211
Panera Bread Co.	(31,139)	(6,100,475)	(2,053,895)
Paramount Group, Inc.	(69,458)	(1,190,039)	64,125
Parsley Energy, Inc.	(271,615)	(8,376,646)	(453,557)
Patheon NV	(85,410)	(2,434,930)	185,231
Patterson Cos., Inc.	(234,243)	(10,626,999)	32,188
Patterson-UTI Energy, Inc.	(171,901)	(4,422,835)	250,798
Paychex, Inc.	(14,756)	(813,377)	(55,751)
PBF Energy, Inc.	(248,955)	(5,982,196)	462,864
Penske Automotive Group, Inc.	(56,398)	(2,371,169)	(268,821)
People’s United Financial, Inc.	(393,382)	(6,248,765)	(910,787)
Perrigo Co. plc	(90,828)	(7,600,622)	1,570,551
Philip Morris International, Inc.	(70,155)	(6,809,668)	(1,110,831)
Pitney Bowes, Inc.	(34,980)	(554,625)	96,037
Platform Speciality Products Corp	(989,709)	(9,096,510)	(3,789,501)
PNM Resources, Inc.	(38,722)	(1,305,279)	(127,435)
Post Holdings, Inc.	(90,860)	(7,307,168)	(644,899)
Praxair, Inc.	(20,177)	(2,394,203)	1,211
Premier, Inc.	(282,471)	(9,032,365)	41,313
Prestige Brands Holdings, Inc.	(98,870)	(4,956,315)	(536,902)
Priceline Group, Inc. (The)	(262)	(432,848)	(33,504)
Primerica, Inc.	(43,853)	(2,970,124)	(634,593)
Principal Financial Group, Inc.	(22,694)	(1,250,236)	(181,983)
Prosperity Bancshares, Inc.	(22,583)	(1,239,537)	(334,724)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PTC, Inc.	(102,033)	$(5,387,706)	$25,872
QIAGEN NV	(18,167)	(460,465)	(65,833)
Qorvo, Inc.	(100,660)	(6,799,688)	(101,562)
Range Resources Corp.	(140,571)	(3,903,126)	(187,490)
Realogy Holdings Corp.	(42,571)	(1,120,330)	(147,860)
RenaissanceRe Holdings Ltd.	(23,094)	(2,726,839)	(613,708)
ResMed, Inc.	(112,365)	(7,314,336)	(772,573)
RH	(334,504)	(10,056,304)	(5,417,851)
Rice Energy, Inc.	(157,868)	(3,442,888)	(298,583)
Rockwell Collins, Inc.	(102,766)	(8,700,551)	(1,284,194)
Rollins, Inc.	(119,442)	(3,531,894)	(902,988)
Roper Technologies, Inc.	(127,279)	(23,219,918)	(3,061,923)
Royal Gold, Inc.	(8,477)	(583,314)	(10,500)
Sabre Corp.	(308,143)	(7,863,169)	1,333,619
salesforce.com, Inc.	(206,408)	(15,746,034)	(1,280,562)
Sally Beauty Holdings, Inc.	(65,145)	(1,677,940)	346,376
Santander Consumer USA Holdings, Inc.	(84,971)	(1,026,830)	(104,984)
SBA Communications Corp.	(161,421)	(18,660,271)	(769,975)
Schlumberger Ltd.	(118,905)	(9,327,096)	40,616
Scotts Miracle-Gro Co. (The)	(22,596)	(1,961,679)	(148,562)
Seattle Genetics, Inc.	(101,616)	(4,981,589)	(1,405,993)
SEI Investments Co.	(26,882)	(1,238,734)	(117,195)
Sempra Energy	(172,680)	(18,686,735)	(394,405)
Sensata Technologies Holding NV	(430,771)	(16,078,904)	(2,732,866)
Service Corp. International	(113,386)	(3,038,591)	(462,769)
ServiceNow, Inc.	(112,811)	(8,658,709)	(1,208,869)
Signature Bank	(12,297)	(1,587,666)	(237,086)
Signet Jewelers Ltd.	(210,325)	(16,298,812)	1,729,599
Silgan Holdings, Inc.	(13,437)	(686,422)	(111,198)
Six Flags Entertainment Corp.	(60,017)	(3,222,951)	(347,460)
SLM Corp.	(141,080)	(1,011,544)	(695,524)
SM Energy Co.	(83,410)	(2,319,708)	316,200
Snyder’s-Lance, Inc.	(312,067)	(11,306,519)	(1,272,902)
Sotheby’s	(117,824)	(3,759,495)	(1,599,141)
Southern Co. (The)	(283,999)	(14,018,600)	(118,870)
Spirit Airlines, Inc.	(45,482)	(1,818,257)	(595,473)
Splunk, Inc.	(217,316)	(12,376,968)	(1,159,646)
Sprint Corp.	(295,771)	(2,644,091)	76,799
Sprouts Farmers Market, Inc.	(665,797)	(14,099,652)	(1,293,574)
Square, Inc.	(645,006)	(10,531,681)	(614,022)
SS&C Technologies Holdings, Inc.	(325,053)	(10,049,227)	(1,457,649)
Stericycle, Inc.	(218,906)	(19,555,142)	1,410,023
STERIS plc	(143,746)	(9,797,048)	(187,549)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Stifel Financial Corp.	(100,768)	$(4,076,330)	$(981,216)
Stryker Corp.	(15,829)	(1,803,048)	(280,840)
Superior Energy Services, Inc.	(449,861)	(6,960,373)	545,355
SVB Financial Group	(34,713)	(4,144,356)	(2,315,386)
Tableau Software, Inc.	(90,966)	(4,109,760)	(397,605)
Targa Resources Corp.	(136,258)	(6,743,723)	(1,418,132)
Taubman Centers, Inc.	(13,565)	(964,128)	68,567
Tempur Sealy International, Inc.	(94,862)	(5,047,408)	640,120
Tenet Healthcare Corp.	(151,532)	(3,109,945)	426,313
Tesla, Inc.	(42,438)	(9,696,892)	(2,113,603)
Thomson Reuters Corp.	(27,864)	(1,162,416)	(42,144)
Tiffany & Co.	(115,816)	(8,144,816)	(2,892,448)
Time, Inc.	(113,513)	(1,717,435)	(479,042)
T-Mobile US, Inc.	(122,332)	(6,738,263)	(1,163,161)
Tractor Supply Co.	(62,699)	(4,548,701)	224,350
TransDigm Group, Inc.	(107,805)	(28,807,776)	5,073,427
TreeHouse Foods, Inc.	(256,489)	(21,906,072)	191,713
TRI Pointe Group, Inc.	(540,807)	(6,823,449)	41,729
Trimble, Inc.	(36,439)	(1,168,300)	1,888
TripAdvisor, Inc.	(262,184)	(11,903,214)	587,353
Triumph Group, Inc.	(95,850)	(2,567,563)	99,425
Trustmark Corp.	(14,981)	(410,140)	(66,106)
Twitter, Inc.	(528,522)	(8,783,278)	881,874
Tyler Technologies, Inc.	(75,110)	(11,883,197)	274,196
UDR, Inc.	(18,504)	(655,236)	(15,719)
Ultimate Software Group, Inc. (The)	(84,117)	(16,866,594)	446,114
Under Armour, Inc.	(43,370)	(874,115)	16,257
United Natural Foods, Inc.	(52,332)	(2,267,061)	4,749
United Parcel Service, Inc.	(22,826)	(2,504,740)	55,511
Uniti Group, Inc.	(74,733)	(1,947,057)	15,209
USG Corp.	(82,044)	(2,160,044)	(448,955)
Valley National Bancorp	(388,351)	(3,676,203)	(906,339)
Varian Medical Systems, Inc.	(15,906)	(1,454,295)	4,781
Veeva Systems, Inc.	(89,097)	(4,161,333)	(407,561)
VEREIT, Inc.	(349,667)	(3,000,102)	31,429
VeriFone Systems, Inc.	(475,886)	(8,488,210)	(425,135)
VeriSign, Inc.	(7,618)	(659,070)	(4,534)
Verisk Analytics, Inc.	(134,050)	(11,306,595)	429,778
VF Corp.	(69,024)	(3,955,581)	161,332

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ViaSat, Inc.	(130,110)	$(9,055,902)	$752,282
Visa, Inc.	(93,222)	(7,458,130)	(826,509)
Vista Outdoor, Inc.	(109,070)	(3,362,144)	1,116,393
Vulcan Materials Co.	(69,408)	(8,225,362)	(136,914)
WABCO Holdings, Inc.	(26,912)	(2,721,203)	(438,804)
Wabtec Corp.	(71,485)	(5,445,368)	(130,462)
Washington Prime Group, Inc.	(169,445)	(1,619,164)	146,687
Weatherford International plc	(4,472,756)	(24,680,021)	(5,063,806)
Webster Financial Corp.	(124,360)	(4,677,954)	(1,545,021)
WEC Energy Group, Inc.	(25,250)	(1,622,313)	91,405
WELBILT, Inc.	(272,961)	(4,860,736)	(497,488)
Wendy’s Co. (The)	(239,042)	(2,658,231)	(595,131)
WEX, Inc.	(45,627)	(4,899,428)	177,033
White Mountains Insurance Group Ltd.	(1,930)	(1,605,765)	(92,403)
Whiting Petroleum Corp.	(170,913)	(1,425,659)	(191,178)
Whole Foods Market, Inc.	(279,219)	(8,585,581)	287,192
Williams-Sonoma, Inc.	(53,249)	(2,701,233)	(153,979)
Willis Towers Watson plc	(50,755)	(6,289,835)	(353,486)
WisdomTree Investments, Inc.	(1,371,220)	(14,553,795)	2,103,118
Workday, Inc.	(217,541)	(16,266,970)	(1,849,844)
WPX Energy, Inc.	(345,385)	(4,477,426)	(147,279)
WR Berkley Corp.	(69,501)	(4,251,674)	(657,182)
WW Grainger, Inc.	(7,537)	(1,641,889)	(112,423)
Wynn Resorts Ltd.	(170,239)	(16,502,156)	(3,008,935)
Xilinx, Inc.	(19,109)	(1,142,845)	36,625
Yahoo!, Inc.	(82,224)	(3,359,021)	(456,995)
Yelp, Inc.	(64,999)	(2,113,807)	(14,910)
Zayo Group Holdings, Inc.	(523,563)	(16,073,562)	(1,151,660)
Zebra Technologies Corp.	(110,987)	(7,536,185)	(2,591,379)
Zillow Group, Inc.	(331,076)	(11,675,278)	527,949

			(126,791,254)

Total of Short Equity Positions			(129,712,615)

Total of Long and Short Equity Positions			78,543,405

Net Cash and Other Receivables/ (Payables) (b)			6,076,522

Swaps, at Value			$84,619,927

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate, plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	47-54 months maturity 12/21/2020	$15,484,529

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Arkema SA	73,906	$6,657,548	$617,819
Atos SE	157,347	15,701,756	3,743,286
BNP Paribas SA	143,522	8,158,191	1,392,347
Capgemini SA	107,777	9,312,306	636,119
Christian Dior SE	7,750	1,706,728	92,259
Cie de Saint-Gobain	207,136	8,527,664	2,099,829
Cie Generale des Etablissements Michelin	170,955	18,064,325	2,709,757
CNP Assurances	232,801	3,876,103	858,008
Eiffage SA	71,564	5,108,216	492,339
Elior Group	46,093	999,491	44,829
Faurecia	137,858	5,202,151	1,343,186
Ipsen SA	47,126	3,289,123	1,422,633
Lagardere SCA	103,922	2,478,831	578,067
Orange SA	84,727	1,264,303	51,133
Peugeot SA	950,793	14,275,253	4,833,309
Publicis Groupe SA	61,528	4,229,479	66,420
Renault SA	21,231	1,676,217	168,169
Rexel SA	146,919	2,250,539	411,284
Schneider Electric SE	101,171	6,630,964	801,943
SCOR SE	90,496	2,637,310	782,811
SEB SA	20,820	2,784,755	123,321
Societe BIC SA	4,477	605,390	(47,619)
Societe Generale SA	53,527	2,624,574	87,389
Sodexo SA	58,391	6,467,863	392,869
Teleperformance	76,383	7,080,023	1,166,989
Thales SA	139,783	12,282,401	1,220,097
Ubisoft Entertainment SA	57,856	1,989,172	478,353
Valeo SA	187,635	10,240,278	2,241,528
Vinci SA	10,464	765,254	65,678

			28,874,152

United Kingdom
TechnipFMC plc	94,770	2,560,235	532,434

Total of Long Equity Positions			29,406,586

Short Positions

Common Stocks
France
Accor SA	(417,355)	(16,148,725)	(1,210,807)
Aeroports de Paris	(24,772)	(2,638,032)	(422,441)
Air Liquide SA	(118,211)	(12,222,441)	(1,274,740)
Airbus SE	(71,452)	(4,288,135)	(1,160,921)
Alstom SA	(28,876)	(667,606)	(194,455)
Bollore SA	(6,726)	(224)	(25,371)
Bollore SA (LSE)	(1,503,213)	(5,084,218)	(734,213)
Bouygues SA	(21,087)	(685,593)	(171,485)
Bureau Veritas SA	(182,676)	(3,594,605)	(255,943)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Carrefour SA	(414,112)	$(10,163,814)	$406,854
Casino Guichard Perrachon SA	(92,691)	(4,659,511)	(519,435)
Cie Plastic Omnium SA	(14,965)	(432,198)	(111,788)
Danone SA	(6,685)	(442,642)	(12,105)
Edenred	(657,741)	(14,120,179)	(1,404,011)
Electricite de France SA	(459,683)	(4,939,649)	1,077,213
Engie SA	(367,181)	(4,918,555)	(270,309)
Essilor International SA	(164,112)	(19,056,174)	(868,852)
Eutelsat Communications SA	(154,464)	(2,987,903)	(454,719)
Hermes International	(5,970)	(2,373,147)	(452,960)
Iliad SA	(22,071)	(4,359,295)	(569,872)
Ingenico Group SA	(142,122)	(13,752,516)	348,095
JCDecaux SA	(92,685)	(2,898,952)	(356,392)
L’Oreal SA	(53,501)	(9,826,793)	(463,463)
Natixis SA	(805,463)	(3,614,911)	(1,343,652)
Orpea	(48,216)	(3,884,773)	(741,848)
Pernod Ricard SA	(63,204)	(7,026,869)	(445,156)
Remy Cointreau SA	(36,922)	(3,092,568)	(519,528)
SFR Group SA	(103,485)	(2,889,628)	(360,241)
Suez	(46,019)	(700,485)	(25,790)
Veolia Environnement SA	(173,849)	(3,126,202)	(133,792)
Vivendi SA	(265,414)	(5,099,665)	(49,008)
Zodiac Aerospace	(184,276)	(3,940,943)	(665,309)

			(13,386,444)

Luxembourg
Eurofins Scientific SE	(8,000)	(3,348,647)	(130,387)
SES SA	(279,899)	(6,091,514)	(415,852)

			(546,239)

Total of Short Equity Positions			(13,932,683)

Total of Long and Short Equity Positions			15,473,903

Net Cash and Other Receivables/ (Payables) (b)			10,626

Swaps, at Value			$15,484,529

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$65,210,575	$65,210,575

CITI
Investment Companies	4,992,418	—	4,992,418

DTBK
Cash	105,562,955	—	105,562,955

GSIN
Investment Companies	325,943,776	—	325,943,776

JPMC
Cash	160,000	—	160,000
Investment Companies	18,437,421	—	18,437,421

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 98.2%

INVESTMENT COMPANIES - 18.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (a)(b)	94,335,766	94,335,766
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (a)(b)	377,343,066	377,343,066
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (a)(b)(c)	1,243,442,789	1,243,442,789
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (a)(c)	118,169,666	118,169,666
UBS Select Treasury Preferred Fund, Class I, 0.62%(a)(b)	471,678,832	471,678,832

TOTAL INVESTMENT COMPANIES (Cost $2,304,970,119)		2,304,970,119

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 80.1%
U.S. Treasury Bills
0.49%, 4/6/2017 (b)(d)	428,852,000	428,830,129
0.50%, 4/13/2017 (b)(d)	86,790,000	86,772,555
0.47%, 4/20/2017 (b)(d)	19,115,000	19,108,424
0.48%, 4/27/2017 (b)(d)	91,564,000	91,519,408
0.61%, 5/25/2017 (d)	20,000,000	19,979,300
0.61%, 6/1/2017 (b)(d)(e)	734,258,000	733,412,869
0.62%, 6/8/2017 (b)(d)(e)	823,207,000	822,135,185
0.65%, 6/15/2017 (b)(d)(e)	844,169,000	842,935,669
0.65%, 6/22/2017 (b)(d)(e)	370,278,000	369,658,895
0.63%, 7/6/2017 (b)(d)(e)	304,160,000	303,553,505
0.59%, 7/13/2017 (b)(d)(e)	115,926,000	115,673,977
0.61%, 7/20/2017 (b)(d)(e)	411,349,000	410,395,904
0.60%, 7/27/2017 (b)(d)(e)	1,045,191,000	1,042,590,565
0.63%, 8/3/2017 (b)(d)(e)	1,420,074,000	1,416,271,042
0.62%, 8/10/2017 (b)(d)	530,519,000	529,017,101
0.65%, 8/17/2017 (b)(d)(e)	353,005,000	351,953,398
0.67%, 8/24/2017 (d)	129,007,000	128,587,469
0.67%, 8/31/2017 (b)(d)	503,527,000	501,757,606
0.91%, 9/14/2017 (b)(d)	1,005,523,000	1,001,598,444
0.89%, 9/21/2017 (b)(d)(e)	162,338,000	161,654,719
0.91%, 9/28/2017 (b)(d)	795,292,000	791,791,920

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,171,744,649)		10,169,198,084

TOTAL SHORT-TERM INVESTMENTS (Cost $12,476,714,768)		12,474,168,203

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.2% (Cost $12,476,714,768)		12,474,168,203
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8% (f)		226,057,719

NET ASSETS - 100.0%		12,700,225,922

(a)	Represents 7-day effective yield as of 3/31/2017.
(b)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Bovespa Index April Futures	04/2017	BRL	220,546,191	$(2,488,177)
MSCS	Bovespa Index April Futures	04/2017	BRL	18,053,732	(36,552)
CITI	Cocoa May Futures^	04/2017	USD	(21,131,760)	(111,540)
MACQ	Cocoa May Futures^	04/2017	USD	(15,961,757)	(85,943)
SOCG	Cocoa May Futures^	04/2017	USD	(7,053,650)	(48,400)
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	22,552,324	(1,030,474)
CITI	Corn May Futures^	04/2017	USD	(22,016,066)	(385,309)
MLIN	Corn May Futures^	04/2017	USD	(10,256,563)	(215,625)
CITI	Cotton No. 2 May Futures^	04/2017	USD	23,039,916	43,089
GSIN	Cotton No. 2 May Futures^	04/2017	USD	11,935,890	127,590
MACQ	Cotton No. 2 May Futures^	04/2017	USD	27,259,333	270,147
MLIN	Cotton No. 2 May Futures^	04/2017	USD	12,382,290	(86,820)
SOCG	Cotton No. 2 May Futures^	04/2017	USD	18,199,641	(27,091)
BANA	Hang Seng Index April Futures	04/2017	HKD	170,526,227	(207,063)
GSIN	Hang Seng Index April Futures	04/2017	HKD	598,171,045	(740,512)
MSCS	Hang Seng Index April Futures	04/2017	HKD	280,085,937	(331,901)
GSIN	H-SHARES Index April Futures	04/2017	HKD	1,448,251,777	(3,006,562)
GSIN	KOSPI Index 200 June Futures	06/2017	KRW	28,294,988,200	900,345
MSCS	KOSPI Index 200 June Futures	06/2017	KRW	237,761,293,576	7,968,916
MACQ	Lean Hogs April Futures^	04/2017	USD	6,583,209	(225,869)
MACQ	Lean Hogs April Futures^	04/2017	USD	(6,620,176)	262,836
GSIN	Lean Hogs June Futures^	06/2017	USD	(17,613,124)	(258,576)
MACQ	Lean Hogs June Futures^	06/2017	USD	(12,973,810)	301,150
MACQ	Live Cattle April Futures^	04/2017	USD	18,516,374	627,646
MACQ	Live Cattle April Futures^	04/2017	USD	(18,551,448)	(592,572)
MACQ	Live Cattle June Futures^	06/2017	USD	23,858,705	400,745
MACQ	Live Cattle June Futures^	06/2017	USD	(5,202,041)	(208,659)
MLIN	Live Cattle June Futures^	06/2017	USD	56,879,695	(732,595)
SOCG	Live Cattle June Futures^	06/2017	USD	93,526,754	(258,704)
MSCS	MSCI Singapore Index April Futures	04/2017	SGD	23,228,578	202,677
BANA	MSCI Taiwan Stock Index April Futures	04/2017	USD	9,272,728	(96,418)
GSIN	MSCI Taiwan Stock Index April Futures	04/2017	USD	137,140,989	(1,491,189)
MSCS	MSCI Taiwan Stock Index April Futures	04/2017	USD	84,780,357	(924,117)
BANA	OMXS30 Index April Futures	04/2017	SEK	556,572,732	1,209,931
BANA	SGX FTSE China A50 Index April Futures	04/2017	USD	23,401,930	(61,498)
GSIN	SGX FTSE China A50 Index April Futures	04/2017	USD	59,051,572	(47,209)
MSCS	SGX FTSE China A50 Index April Futures	04/2017	USD	42,464,207	(58,414)
GSIN	SGX S&P CNX Nifty Index April Futures	04/2017	USD	64,077,769	455,398
MSCS	SGX S&P CNX Nifty Index April Futures	04/2017	USD	57,146,077	415,007
CITI	Soybean May Futures^	04/2017	USD	(48,350,892)	1,334,692
CITI	Soybean May Futures^	04/2017	USD	69,840,059	(7,735,159)
MACQ	Soybean May Futures^	04/2017	USD	12,977,634	(1,436,434)
MACQ	Soybean May Futures^	04/2017	USD	(12,461,141)	919,941
MLIN	Soybean May Futures^	04/2017	USD	(140,029,463)	4,751,462
MLIN	Soybean May Futures^	04/2017	USD	152,216,138	(16,938,138)
SOCG	Soybean May Futures^	04/2017	USD	(57,280,097)	1,560,697
SOCG	Soybean May Futures^	04/2017	USD	62,656,230	(6,936,830)
CITI	Soybean Meal May Futures^	04/2017	USD	34,544,497	(3,611,977)
GSIN	Soybean Meal May Futures^	04/2017	USD	48,340,379	(5,102,699)
MLIN	Soybean Meal May Futures^	04/2017	USD	46,142,780	(4,848,020)
SOCG	Soybean Meal May Futures^	04/2017	USD	15,956,026	(1,553,746)
GSIN	Soybean Oil May Futures^	04/2017	USD	(6,324,732)	203,904
MACQ	Soybean Oil May Futures^	04/2017	USD	8,688,793	(756,505)
MACQ	Soybean Oil May Futures^	04/2017	USD	(18,789,180)	522,036
MLIN	Soybean Oil May Futures^	04/2017	USD	(7,351,830)	144,126
SOCG	Soybean Oil May Futures^	04/2017	USD	(23,982,101)	471,257

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Soybean Oil May Futures^	04/2017	USD	9,706,632	$(859,080)
BANA	Swiss Market Index June Futures	06/2017	CHF	78,371,257	440,800
MSCS	Swiss Market Index June Futures	06/2017	CHF	44,619,742	208,475
BANA	Taiwan Stock Exchange April Futures	04/2017	TWD	5,599,068,094	1,351,151
CITI	Wheat May Futures^	04/2017	USD	14,816,377	(1,296,328)
CITI	Wheat May Futures^	04/2017	USD	(62,689,750)	3,768,775
MACQ	Wheat May Futures^	04/2017	USD	(112,619)	5,994
MACQ	Wheat May Futures^	04/2017	USD	(12,836,636)	1,125,711
MLIN	Wheat May Futures^	04/2017	USD	(226,550)	13,300
MLIN	Wheat May Futures^	04/2017	USD	(90,400)	6,300
SOCG	Wheat May Futures^	04/2017	USD	(27,566,541)	1,443,416
SOCG	Wheat May Futures^	04/2017	USD	(2,657,918)	176,968

					$(33,198,223)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
203	GSCO	Brent Crude Futures^	04/2017	$10,435,527	$10,866,590	$431,063
21	MSCL	Coffee ‘C’ Futures^	05/2017	1,145,454	1,096,987	(48,467)
4,726	MSCL	Copper Futures^	05/2017	320,071,031	313,392,875	(6,678,156)
925	MSCL	Cotton No. 2 Futures^	05/2017	35,532,105	35,765,125	233,020
1,517	GSCO	Gas Oil Futures^	05/2017	69,496,853	71,450,700	1,953,847
6,297	MSCL	Gold 100 OZ Futures^	06/2017	784,896,860	787,880,640	2,983,780
497	MSCL	Heating Oil ULSD Futures^	04/2017	31,834,012	32,868,201	1,034,189
96	MSCL	Live Cattle Futures^	06/2017	4,203,962	4,257,600	53,638
171	JPPC	LME Aluminium Futures^	06/2017	8,220,500	8,393,963	173,463
173	JPPC	LME Aluminum Futures^	04/2017	7,295,674	8,443,482	1,147,808
144	JPPC	LME Aluminum Futures^	04/2017	6,094,253	7,028,712	934,459
71	JPPC	LME Aluminum Futures^	04/2017	3,169,075	3,467,605	298,530
164	JPPC	LME Aluminum Futures^	04/2017	7,353,617	8,010,376	656,759
390	JPPC	LME Aluminum Futures^	04/2017	17,576,289	19,057,155	1,480,866
21	JPPC	LME Aluminum Futures^	05/2017	988,014	1,028,081	40,067
37	JPPC	LME Aluminum Futures^	05/2017	1,756,646	1,812,019	55,373
136	JPPC	LME Aluminum Futures^	05/2017	6,471,073	6,665,054	193,981
8	JPPC	LME Aluminum Futures^	06/2017	388,861	392,200	3,339
165	JPPC	LME Aluminum Futures^	06/2017	7,802,376	8,098,077	295,701
87	JPPC	LME Aluminum Futures^	06/2017	4,109,442	4,272,243	162,801
76	JPPC	LME Aluminum Futures^	06/2017	3,627,039	3,732,075	105,036
3,375	JPPC	LME Aluminum Futures^	06/2017	160,740,930	165,733,593	4,992,663
53	JPPC	LME Aluminum Futures^	06/2017	2,546,857	2,602,631	55,774
442	JPPC	LME Aluminum Futures^	06/2017	21,309,213	21,688,388	379,175
150	JPPC	LME Aluminum Futures^	06/2017	7,220,975	7,359,938	138,963
97	JPPC	LME Aluminum Futures^	06/2017	4,680,607	4,759,305	78,698
1	JPPC	LME Copper Futures^	04/2017	139,312	145,400	6,088
1	JPPC	LME Copper Futures^	04/2017	140,115	145,500	5,385
16	JPPC	LME Copper Futures^	04/2017	2,370,201	2,330,304	(39,897)
3	JPPC	LME Copper Futures^	04/2017	439,211	436,967	(2,244)
3	JPPC	LME Copper Futures^	04/2017	443,766	437,001	(6,765)
107	JPPC	LME Copper Futures^	05/2017	15,806,858	15,591,291	(215,567)
166	JPPC	LME Copper Futures^	05/2017	25,057,114	24,213,175	(843,939)
144	JPPC	LME Copper Futures^	05/2017	21,683,075	21,001,500	(681,575)
45	JPPC	LME Copper Futures^	05/2017	6,702,868	6,562,125	(140,743)
4	JPPC	LME Copper Futures^	05/2017	597,172	583,286	(13,886)
5	JPPC	LME Copper Futures^	06/2017	739,981	729,817	(10,164)
630	JPPC	LME Copper Futures^	06/2017	93,575,933	91,968,188	(1,607,745)
90	JPPC	LME Nickel Futures^	04/2017	5,406,701	5,379,750	(26,951)
17	JPPC	LME Nickel Futures^	04/2017	1,049,713	1,016,287	(33,426)
47	JPPC	LME Nickel Futures^	04/2017	2,876,515	2,813,768	(62,747)
85	JPPC	LME Nickel Futures^	04/2017	4,995,926	5,092,243	96,317
400	JPPC	LME Nickel Futures^	06/2017	26,026,404	24,043,201	(1,983,203)
761	JPPC	LME Zinc Futures^	06/2017	54,024,487	52,718,275	(1,306,212)
47	JPPC	LME Zinc Futures^	06/2017	3,338,379	3,255,338	(83,041)
98	JPPC	LME Zinc Futures^	06/2017	6,927,593	6,787,823	(139,770)
61	JPPC	LME Zinc Futures^	06/2017	4,276,644	4,225,775	(50,869)
233	MSCL	Natural Gas Futures^	04/2017	7,241,955	7,432,700	190,745
954	MSCL	NYMEX Palladium Futures^	06/2017	75,513,715	76,143,510	629,795
396	MSCL	Platinum Futures^	07/2017	19,264,805	18,857,520	(407,285)
3,004	MSCL	Silver Futures^	05/2017	271,686,885	274,205,120	2,518,235
267	MSCL	Soybean Meal Futures^	05/2017	9,143,821	8,234,280	(909,541)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3,266	MSCL	Sugar #11 (World Markets) Futures^	04/2017	$75,003,581	$61,306,739	$(13,696,842)
2,534	BARC	Amsterdam Index Futures	04/2017	275,552,711	278,545,064	2,992,353
4,506	BARC	CAC40 Index Futures	04/2017	238,670,392	245,902,125	7,231,733
1,432	BARC	DAX Index Futures	06/2017	459,119,366	470,881,358	11,761,992
4,197	BARC	E-Mini DJIA CBOT Futures	06/2017	437,125,160	432,374,940	(4,750,220)
4,321	JPMS	E-Mini MSCI EAFE Index Futures	06/2017	378,487,305	385,001,100	6,513,795
12,411	JPMS	E-Mini MSCI Emerging Markets Index Futures	06/2017	586,722,053	596,596,770	9,874,717
590	BARC	E-Mini Russell 2000 Futures	06/2017	40,408,429	40,839,800	431,371
13,611	BARC	Euro Stoxx 50 Index Futures	06/2017	483,050,787	497,462,557	14,411,770
5,921	BARC	FTSE 100 Index Futures	06/2017	540,736,412	539,727,204	(1,009,208)
5,188	JPMS	FTSE China A50 Index Futures	04/2017	54,545,702	54,227,570	(318,132)
3,050	JPMS	FTSE/JSE Top 40 Index Futures	06/2017	102,695,519	104,047,256	1,351,737
1,236	BARC	FTSE/MIB Index Futures	06/2017	125,946,106	132,192,713	6,246,607
616	BARC	Hang Seng Index Futures	04/2017	96,560,938	95,635,952	(924,986)
250	BARC	H-SHARES Index Futures	04/2017	16,830,486	16,547,642	(282,844)
1,485	BARC	IBEX 35 Index Futures Futures	04/2017	156,599,648	164,959,368	8,359,720
416	BARC	KOSPI Index 200 Futures	06/2017	25,280,144	26,197,622	917,478
104	JPMS	KOSPI Index 200 Futures	06/2017	6,293,897	6,549,406	255,509
5,291	BARC	MSCI Singapore Index Futures	04/2017	131,224,246	132,137,888	913,642
1,165	BARC	MSCI Taiwan Stock Index Futures	04/2017	42,670,706	42,254,550	(416,156)
5,809	BARC	NASDAQ 100 E-Mini Futures	06/2017	625,651,312	631,844,930	6,193,618
1,278	JPMS	Nikkei 225 Futures	06/2017	221,057,182	217,075,182	(3,982,000)
6,937	JPMS	OMXS30 Index Futures	04/2017	120,158,829	122,491,876	2,333,047
3,526	BARC	S&P 500 E-Mini Futures	06/2017	417,253,702	415,926,960	(1,326,742)
1,085	BARC	S&P MID 400 E-Mini Futures	06/2017	185,400,784	186,424,700	1,023,916
2,788	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	381,956,323	382,439,343	483,020
3,104	BARC	SGX S&P CNX Nifty Index Futures	04/2017	56,801,804	57,101,184	299,380
3,975	BARC	SPI 200 Index Futures	06/2017	436,875,224	443,994,750	7,119,526
2,835	BARC	TOPIX Index Futures	06/2017	392,422,178	385,155,618	(7,266,560)
4,438	JPMS	90-Day Sterling Futures	09/2017	692,149,551	692,127,069	(22,482)
2,622	JPMS	90-Day Sterling Futures	12/2017	408,898,131	408,708,010	(190,121)
3,849	JPMS	90-Day Sterling Futures	03/2018	599,998,783	599,727,274	(271,509)
1,962	JPMS	90-Day Sterling Futures	06/2018	305,777,438	305,583,714	(193,724)
1,708	JPMS	90-Day Sterling Futures	09/2018	266,075,528	265,889,180	(186,348)
2,000	JPMS	90-Day Sterling Futures	12/2018	311,435,768	311,189,063	(246,705)
1,979	JPMS	90-Day Sterling Futures	03/2019	307,937,071	307,797,603	(139,468)
260	GSCO	Canadian 10-Year Bond Futures	06/2017	26,850,986	26,847,539	(3,447)
9,665	GSCO	Euro-Bobl Futures	06/2017	1,362,369,305	1,358,939,976	(3,429,329)
1,374	GSCO	Euro-Bund Futures	06/2017	236,561,138	236,606,724	45,586
35,096	GSCO	Euro-SCHATZ Futures	06/2017	4,206,906,189	4,202,499,122	(4,407,067)
15,335	GSCO	Long Gilt Futures	06/2017	2,418,072,850	2,451,222,755	33,149,905
4,617	MSCL	U.S. Treasury 2-Year Note Futures	06/2017	999,123,119	999,364,078	240,959

				21,441,693,177	21,526,818,033	85,124,856

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
1,312	MSCL	Wheat Futures^	05/2017	$(27,779,217)	$(27,978,400)	$(199,183)
3,467	GSCO	Cocoa Futures^	05/2017	(71,973,040)	(72,932,473)	(959,433)
1,052	MSCL	Gasoline RBOB Futures^	04/2017	(71,429,988)	(75,245,352)	(3,815,364)
1,712	MSCL	Hard Red Winter Wheat Futures^	05/2017	(36,218,379)	(35,994,800)	223,579
1,405	MSCL	Lean Hogs Futures^	06/2017	(43,202,002)	(41,503,700)	1,698,302
171	JPPC	LME Aluminium Futures^	06/2017	(8,248,869)	(8,393,963)	(145,094)
97	JPPC	LME Aluminium Futures^	06/2017	(4,677,587)	(4,759,305)	(81,718)
173	JPPC	LME Aluminum Futures^	04/2017	(7,298,380)	(8,443,481)	(1,145,101)
144	JPPC	LME Aluminum Futures^	04/2017	(6,119,057)	(7,028,712)	(909,655)
71	JPPC	LME Aluminum Futures^	04/2017	(3,150,416)	(3,467,605)	(317,189)
164	JPPC	LME Aluminum Futures^	04/2017	(7,359,098)	(8,010,375)	(651,277)
390	JPPC	LME Aluminum Futures^	04/2017	(17,539,637)	(19,057,155)	(1,517,518)
21	JPPC	LME Aluminum Futures^	05/2017	(989,049)	(1,028,082)	(39,033)
37	JPPC	LME Aluminum Futures^	05/2017	(1,750,472)	(1,812,020)	(61,548)
136	JPPC	LME Aluminum Futures^	05/2017	(6,446,067)	(6,665,054)	(218,987)
8	JPPC	LME Aluminum Futures^	06/2017	(387,440)	(392,200)	(4,760)
165	JPPC	LME Aluminum Futures^	06/2017	(7,825,492)	(8,098,076)	(272,584)
87	JPPC	LME Aluminum Futures^	06/2017	(4,104,387)	(4,272,244)	(167,857)
76	JPPC	LME Aluminum Futures^	06/2017	(3,620,614)	(3,732,075)	(111,461)
53	JPPC	LME Aluminum Futures^	06/2017	(2,531,283)	(2,602,632)	(71,349)
442	JPPC	LME Aluminum Futures^	06/2017	(21,297,704)	(21,688,387)	(390,683)
150	JPPC	LME Aluminum Futures^	06/2017	(7,237,133)	(7,359,938)	(122,805)
1	JPPC	LME Copper Futures^	04/2017	(138,238)	(145,400)	(7,162)
1	JPPC	LME Copper Futures^	04/2017	(140,248)	(145,500)	(5,252)
16	JPPC	LME Copper Futures^	04/2017	(2,378,061)	(2,330,304)	47,757
3	JPPC	LME Copper Futures^	04/2017	(439,924)	(436,967)	2,957
3	JPPC	LME Copper Futures^	04/2017	(442,301)	(437,001)	5,300
107	JPPC	LME Copper Futures^	05/2017	(15,865,503)	(15,591,291)	274,212
166	JPPC	LME Copper Futures^	05/2017	(25,028,243)	(24,213,175)	815,068
144	JPPC	LME Copper Futures^	05/2017	(21,693,208)	(21,001,500)	691,708
45	JPPC	LME Copper Futures^	05/2017	(6,708,940)	(6,562,125)	146,815
4	JPPC	LME Copper Futures^	05/2017	(600,990)	(583,286)	17,704
5	JPPC	LME Copper Futures^	06/2017	(737,763)	(729,818)	7,945
90	JPPC	LME Nickel Futures^	04/2017	(5,431,309)	(5,379,750)	51,559
17	JPPC	LME Nickel Futures^	04/2017	(1,048,756)	(1,016,287)	32,469
47	JPPC	LME Nickel Futures^	04/2017	(2,879,435)	(2,813,767)	65,668
85	JPPC	LME Nickel Futures^	04/2017	(5,005,567)	(5,092,243)	(86,676)
47	JPPC	LME Zinc Futures^	06/2017	(3,328,636)	(3,255,337)	73,299
98	JPPC	LME Zinc Futures^	06/2017	(6,966,110)	(6,787,823)	178,287
61	JPPC	LME Zinc Futures^	06/2017	(4,317,651)	(4,225,775)	91,876
633	MSCL	Soybean Oil Futures^	05/2017	(12,484,266)	(12,070,044)	414,222
3,081	MSCL	WTI Crude Futures^	04/2017	(147,798,685)	(155,898,600)	(8,099,915)
672	GSCO	10-Year Japanese Government Bond Futures	06/2017	(905,658,095)	(907,106,440)	(1,448,345)
12,075	JPMS	3 Month Euro Euribor Futures	03/2018	(3,226,317,140)	(3,227,648,396)	(1,331,256)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
13,812	JPMS	3 Month Euro Euribor Futures	06/2018	$(3,689,077,335)	$(3,690,290,977)	$(1,213,642)
15,188	JPMS	3 Month Euro Euribor Futures	12/2018	(4,052,026,126)	(4,054,082,632)	(2,056,506)
4,582	JPMS	3-Month Euro Euribor Futures	09/2017	(1,225,202,856)	(1,225,624,354)	(421,498)
7,926	JPMS	3-Month Euro Euribor Futures	12/2017	(2,118,858,115)	(2,119,465,934)	(607,819)
15,216	JPMS	3-Month Euro Euribor Futures	09/2018	(4,061,835,618)	(4,063,585,632)	(1,750,014)
8,435	JPMS	3-Month Euro Euribor Futures	03/2019	(2,249,188,784)	(2,250,514,339)	(1,325,555)
16,506	JPMS	90-Day EURODollar Futures	09/2017	(4,073,355,526)	(4,067,491,050)	5,864,476
13,405	JPMS	90-Day EURODollar Futures	12/2017	(3,303,246,445)	(3,299,305,625)	3,940,820
10,683	JPMS	90-Day EURODollar Futures	03/2018	(2,629,261,255)	(2,626,549,087)	2,712,168
9,339	JPMS	90-Day EURODollar Futures	06/2018	(2,295,569,936)	(2,293,191,450)	2,378,486
8,117	JPMS	90-Day EURODollar Futures	09/2018	(1,992,868,195)	(1,990,897,175)	1,971,020
7,952	JPMS	90-Day EURODollar Futures	12/2018	(1,949,678,086)	(1,948,041,200)	1,636,886
7,174	JPMS	90-Day EURODollar Futures	03/2019	(1,753,828,319)	(1,756,105,525)	(2,277,206)
1,784	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	(1,356,499,095)	(1,356,986,585)	(487,490)
3	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	(2,281,571)	(2,281,704)	(133)
1,439	JPMS	Australia 10-Year Bond Futures	06/2017	(139,331,193)	(141,215,076)	(1,883,883)
10,021	JPMS	Australia 3-Year Bond Futures	06/2017	(851,276,583)	(855,531,700)	(4,255,117)
1,192	JPMS	Canadian 3- Month Bank Acceptance Futures	06/2017	(221,802,635)	(221,922,999)	(120,364)
2,391	JPMS	Canadian 3- Month Bank Acceptance Futures	09/2017	(444,556,044)	(445,014,390)	(458,346)
1,317	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	(244,908,849)	(244,984,679)	(75,830)
3,445	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	06/2017	(545,645,273)	(553,353,125)	(7,707,852)
859	JPMS	Euro CHF 3-Month LIFFE Futures	12/2017	(216,034,425)	(216,068,537)	(34,112)
1,234	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(310,444,169)	(310,424,949)	19,220
487	JPMS	Euro CHF 3-Month LIFFE Futures	03/2018	(122,460,111)	(122,473,219)	(13,108)
16,385	GSCO	Euro-BTP Italian Government Bond Futures	06/2017	(2,260,778,295)	(2,284,398,200)	(23,619,905)
1,468	GSCO	Euro-Buxl 30-Year Bond Futures	06/2017	(259,865,488)	(263,975,477)	(4,109,989)
10,787	GSCO	Euro-OAT Futures	06/2017	(1,679,967,795)	(1,692,073,323)	(12,105,528)
4,684	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	(577,926,163)	(583,450,750)	(5,524,587)
8,100	MSCL	U.S. Treasury 5-Year Note Futures	06/2017	(947,451,498)	(953,585,157)	(6,133,659)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4,033	MSCL	U.S. Treasury Long Bond Futures	06/2017	$(598,917,088)	$(608,352,844)	$(9,435,756)

				(50,930,737,251)	(51,015,174,552)	(84,437,301)

				$(29,489,044,074)	$(29,488,356,519)	$687,555

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	1,027,014,800	$783,805,237	$783,498,240	$(306,997)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	1,540,522,200	1,175,688,452	1,175,247,354	(441,098)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	337,142,200	105,397,117	105,755,953	358,836
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	489,400,800	153,023,700	153,516,967	493,267
Canadian Dollar, Expiring 06/21/17	CITI	CAD	1,112,433,599	838,346,746	837,431,274	(915,472)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	1,668,650,400	1,257,521,517	1,256,146,914	(1,374,603)
Swiss Franc, Expiring 06/21/17	CITI	CHF	869,200	871,160	871,924	764
Swiss Franc, Expiring 06/21/17	JPMC	CHF	1,303,800	1,306,742	1,307,885	1,143
Chilean Peso, Expiring 06/21/17*	CITI	CLP	39,206,115,800	59,794,464	59,193,979	(600,485)
Chilean Peso, Expiring 06/21/17*	JPMC	CLP	48,272,467,200	73,591,549	72,882,495	(709,054)
Colombian Peso, Expiring 06/21/17*	CITI	COP	153,905,873,600	51,899,087	52,962,859	1,063,772
Colombian Peso, Expiring 06/21/17*	JPMC	COP	168,532,517,400	56,779,684	57,996,251	1,216,567
Euro, Expiring 06/21/17	CITI	EUR	987,061,600	1,060,260,967	1,056,992,927	(3,268,040)
Euro, Expiring 06/21/17	JPMC	EUR	1,480,592,400	1,590,393,369	1,585,489,392	(4,903,977)
British Pound, Expiring 06/21/17	CITI	GBP	41,923,200	52,418,965	52,626,526	207,561
British Pound, Expiring 06/21/17	JPMC	GBP	62,884,800	78,625,431	78,939,790	314,359
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	29,563,600	3,813,228	3,810,457	(2,771)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	44,345,400	5,719,848	5,715,687	(4,161)
Hungarian Forint, Expiring 06/21/17	CITI	HUF	20,974,455,401	72,564,478	72,705,958	141,480
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	30,093,996,601	104,110,160	104,317,981	207,821

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Indonesian Rupiah, Expiring 06/21/17*	CITI	IDR	793,736,882,800	$58,674,133	$59,230,234	$556,101
Indonesian Rupiah, Expiring 06/21/17*	JPMC	IDR	1,168,209,859,200	86,352,790	87,174,157	821,367
Israeli Shekel, Expiring 06/21/17	CITI	ILS	348,582,000	95,383,478	96,472,401	1,088,923
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	441,636,000	120,659,220	122,225,720	1,566,500
Indian Rupee, Expiring 06/21/17*	CITI	INR	8,339,030,000	123,915,959	127,742,782	3,826,823
Indian Rupee, Expiring 06/21/17*	JPMC	INR	12,508,545,000	185,874,173	191,614,175	5,740,002
Japanese Yen, Expiring 06/21/17	CITI	JPY	114,309,734,000	1,023,595,398	1,029,977,801	6,382,403
Japanese Yen, Expiring 06/21/17	JPMC	JPY	171,464,601,000	1,535,395,014	1,544,966,698	9,571,684
Korean Won, Expiring 06/21/17*	CITI	KRW	354,808,159,801	313,057,488	317,760,511	4,703,023
Korean Won, Expiring 06/21/17*	JPMC	KRW	496,322,689,199	438,255,756	444,498,660	6,242,904
Mexican Peso, Expiring 06/21/17	CITI	MXN	2,226,669,600	112,330,723	117,492,839	5,162,116
Mexican Peso, Expiring 06/21/17	JPMC	MXN	3,340,004,400	168,500,396	176,239,264	7,738,868
Norwegian Krone, Expiring 06/21/17	CITI	NOK	2,711,834,399	322,564,077	316,097,409	(6,466,668)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	4,067,751,597	483,843,094	474,146,117	(9,696,977)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	872,072,001	618,738,556	610,080,563	(8,657,993)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	1,290,432,001	915,720,023	902,755,141	(12,964,882)
Philippine Peso, Expiring 06/21/17*	CITI	PHP	505,601,200	10,012,187	10,020,648	8,461
Philippine Peso, Expiring 06/21/17*	JPMC	PHP	678,613,800	13,437,763	13,449,631	11,868
Poland Zloty, Expiring 06/21/17	CITI	PLN	935,441,200	230,024,629	235,726,961	5,702,332
Poland Zloty, Expiring 06/21/17	JPMC	PLN	1,403,161,800	345,010,195	353,590,447	8,580,252
Swedish Krona, Expiring 06/21/17	CITI	SEK	1,104,322,001	124,070,821	123,719,358	(351,463)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	1,621,827,000	182,152,426	181,696,460	(455,966)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	50,813,600	36,141,237	36,347,456	206,219
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	64,019,400	45,494,948	45,793,693	298,745
Turkish Lira, Expiring 06/21/17	CITI	TRY	85,558,600	23,029,703	23,013,225	(16,478)
Turkish Lira, Expiring 06/21/17	JPMC	TRY	106,934,400	28,753,699	28,762,805	9,106
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	3,340,813,400	109,218,013	110,436,507	1,218,494
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	4,891,017,599	159,859,228	161,681,254	1,822,026
South African Rand, Expiring 06/21/17	CITI	ZAR	2,897,113,800	218,687,367	212,989,511	(5,697,856)
South African Rand, Expiring 06/21/17	JPMC	ZAR	3,741,601,200	282,365,162	275,074,384	(7,290,778)

				15,937,049,557	15,948,187,625	11,138,068

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	(106,697,200)	$(81,277,401)	$(81,398,114)	$(120,713)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	(160,045,800)	(121,896,709)	(122,097,170)	(200,461)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	(7,338,400)	(2,300,358)	(2,301,935)	(1,577)
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	(11,007,600)	(3,450,530)	(3,452,902)	(2,372)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	(1,271,610,000)	(950,126,112)	(957,258,020)	(7,131,908)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	(1,907,415,000)	(1,425,188,840)	(1,435,887,028)	(10,698,188)
Swiss Franc, Expiring 06/21/17	CITI	CHF	(525,200)	(522,691)	(526,845)	(4,154)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(787,800)	(784,034)	(790,269)	(6,235)
Chilean Peso, Expiring 06/21/17*	CITI	CLP	(3,949,064,400)	(5,941,228)	(5,962,357)	(21,129)
Chilean Peso, Expiring 06/21/17*	JPMC	CLP	(5,923,596,600)	(8,911,834)	(8,943,534)	(31,700)
Colombian Peso, Expiring 06/21/17*	CITI	COP	(547,322,800)	(180,951)	(188,347)	(7,396)
Colombian Peso, Expiring 06/21/17*	JPMC	COP	(820,984,200)	(271,427)	(282,521)	(11,094)
Euro, Expiring 06/21/17	CITI	EUR	(1,462,081,612)	(1,554,234,950)	(1,565,667,154)	(11,432,204)
Euro, Expiring 06/21/17	JPMC	EUR	(2,193,122,416)	(2,331,349,508)	(2,348,500,727)	(17,151,219)
British Pound, Expiring 06/21/17	CITI	GBP	(783,867,400)	(967,654,015)	(983,994,988)	(16,340,973)
British Pound, Expiring 06/21/17	JPMC	GBP	(1,161,678,600)	(1,433,714,634)	(1,458,264,396)	(24,549,762)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(1,439,200)	(185,645)	(185,499)	146
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(2,158,800)	(278,468)	(278,248)	220
Hungarian Forint, Expiring 06/21/17	CITI	HUF	(5,567,120,800)	(19,269,361)	(19,297,895)	(28,534)
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	(7,624,204,200)	(26,386,924)	(26,428,580)	(41,656)
Indonesian Rupiah, Expiring 06/21/17*	CITI	IDR	(21,032,870,800)	(1,563,845)	(1,569,515)	(5,670)
Indonesian Rupiah, Expiring 06/21/17*	JPMC	IDR	(4,081,069,200)	(304,452)	(304,537)	(85)
Indian Rupee, Expiring 06/21/17*	CITI	INR	(15,474,000)	(235,883)	(237,041)	(1,158)
Japanese Yen, Expiring 06/21/17	CITI	JPY	(45,799,702,400)	(407,362,822)	(412,674,189)	(5,311,367)
Japanese Yen, Expiring 06/21/17	JPMC	JPY	(68,699,553,600)	(611,043,242)	(619,011,282)	(7,968,040)
Mexican Peso, Expiring 06/21/17	CITI	MXN	(1,233,981,200)	(61,776,776)	(65,112,470)	(3,335,694)
Mexican Peso, Expiring 06/21/17	JPMC	MXN	(1,832,554,800)	(91,689,828)	(96,696,909)	(5,007,081)
Norwegian Krone, Expiring 06/21/17	CITI	NOK	(1,962,502,400)	(230,505,919)	(228,753,616)	1,752,303
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	(2,943,753,600)	(345,770,383)	(343,130,425)	2,639,958

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	(877,636,800)	$(611,957,263)	$(613,973,561)	$(2,016,298)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	(1,316,455,200)	(917,934,718)	(920,960,343)	(3,025,625)
Philippine Peso, Expiring 06/21/17*	CITI	PHP	(1,998,810,600)	(39,314,638)	(39,614,969)	(300,331)
Philippine Peso, Expiring 06/21/17*	JPMC	PHP	(2,569,175,400)	(50,474,308)	(50,919,183)	(444,875)
Swedish Krona, Expiring 06/21/17	CITI	SEK	(1,490,949,800)	(166,932,880)	(167,034,028)	(101,148)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(2,196,220,200)	(245,831,953)	(246,046,856)	(214,903)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	(35,346,800)	(25,202,831)	(25,283,908)	(81,077)
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	(50,143,200)	(35,735,426)	(35,867,915)	(132,489)
Turkish Lira, Expiring 06/21/17	CITI	TRY	(988,982,400)	(264,053,787)	(266,012,696)	(1,958,909)
Turkish Lira, Expiring 06/21/17	JPMC	TRY	(1,382,967,600)	(369,637,344)	(371,985,323)	(2,347,979)
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	(556,789,800)	(18,446,068)	(18,405,673)	40,395
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	(624,928,200)	(20,720,386)	(20,658,109)	62,277
South African Rand, Expiring 06/21/17	CITI	ZAR	(15,704,800)	(1,202,126)	(1,154,584)	47,542
South African Rand, Expiring 06/21/17	JPMC	ZAR	(19,123,200)	(1,462,952)	(1,405,897)	57,055

				(13,453,085,450)	(13,568,519,558)	(115,434,108)

				$2,483,964,107	$2,379,668,067	$(104,296,040)

*	Non deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$4,935,749	$—	$4,935,749

BARC
Cash	—	238,522,425	238,522,425

CITI
Investment Companies	104,488,248	—	104,488,248

GSCO
Cash	—	23,087,626	23,087,626
U.S. Treasury Bills	—	147,034,703	147,034,703

GSIN
Investment Companies	48,971,666	—	48,971,666

JPMC
Investment Companies	254,426,359	—	254,426,359

JPMS
Cash	—	(19,711,989)	(19,711,989)
U.S. Treasury Bills	—	179,835,223	179,835,223

MSCL
Cash	—	24,551,448	24,551,448
U.S. Treasury Bills	—	52,894,656	52,894,656

MSCS
Investment Companies	69,198,000	—	69,198,000

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$18,340,380	$—	$18,340,380

GSCO
Cash	—	(1,107,408)	(1,107,408)

GSIN
Cash	13,470,000	—	13,470,000
U.S. Treasury Bills	—	11,156,632	11,156,632

JPPC
Cash	—	30,486	30,486
U.S. Treasury Bills	—	36,475,521	36,475,521

MACQ
Cash	8,006,420	—	8,006,420

MLIN
Cash	38,240,000	—	38,240,000

MSCL
Cash	—	23,089,846	23,089,846
U.S. Treasury Bills	—	89,040,900	89,040,900

SOCG
Cash	13,738,426	—	13,738,426

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 93.7%

INVESTMENT COMPANIES - 19.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (a)(b)(c)	139,858,348	139,858,348
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (a)(c)	6,476,846	6,476,846

TOTAL INVESTMENT COMPANIES (Cost $146,335,194)		146,335,194

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 74.0%
U.S. Treasury Bills
0.49%, 4/6/2017 (b)(d)	5,882,000	5,881,700
0.50%, 4/13/2017 (b)(d)	18,497,000	18,493,282
0.47%, 4/20/2017 (b)(d)	5,450,000	5,448,125
0.48%, 4/27/2017 (b)(d)	17,413,000	17,404,520
0.63%, 5/18/2017 (b)(d)	26,230,000	26,206,314
0.62%, 6/8/2017 (b)(d)	15,034,000	15,014,426
0.65%, 6/15/2017 (b)(d)	21,648,000	21,616,372
0.65%, 6/22/2017 (b)(d)	34,731,000	34,672,930
0.64%, 6/29/2017 (b)(d)	8,288,000	8,272,874
0.63%, 7/6/2017 (b)(d)	51,541,000	51,438,227
0.59%, 7/13/2017 (b)(d)	23,091,000	23,040,800
0.60%, 7/20/2017 (b)(d)(e)	343,000	342,205
0.60%, 7/27/2017 (d)	82,495,000	82,289,753
0.63%, 8/3/2017 (d)	13,671,000	13,634,389
0.62%, 8/10/2017 (b)(d)(e)	146,751,000	146,335,548
0.65%, 8/17/2017 (b)(d)(e)	35,788,000	35,681,388
0.67%, 8/24/2017 (b)(d)(e)	15,415,000	15,364,870
0.67%, 8/31/2017 (b)(d)(e)	22,248,000	22,169,821
0.89%, 9/21/2017 (b)(d)	4,321,000	4,302,813
0.91%, 9/28/2017 (b)(d)	2,775,000	2,762,787

TOTAL U.S. TREASURY OBLIGATIONS (Cost $550,598,384)		550,373,144

TOTAL SHORT-TERM INVESTMENTS (Cost $696,933,578)		696,708,338

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.7% (Cost $696,933,578)		696,708,338
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3% (f)		47,484,414

NET ASSETS - 100.0%		$744,192,752

(a)	Represents 7-day effective yield as of 3/31/2017.
(b)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	Bovespa Index April Futures	04/2017	BRL	22,330,772	$(254,133)
CITI	Cocoa May Futures^	04/2017	USD	(604,360)	(3,190)
GSIN	Cocoa May Futures^	04/2017	USD	(1,103,282)	(7,068)
MACQ	Cocoa May Futures^	04/2017	USD	(1,291,944)	(6,956)
SOCG	Cocoa May Futures^	04/2017	USD	(665,831)	(4,569)
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	1,691,025	(71,662)
CITI	Corn May Futures^	04/2017	USD	(2,771,886)	(51,051)
CITI	Cotton No. 2 May Futures^	04/2017	USD	1,548,764	(2,165)
GSIN	Cotton No. 2 May Futures^	04/2017	USD	2,753,535	30,345
MACQ	Cotton No. 2 May Futures^	04/2017	USD	2,105,833	20,742
SOCG	Cotton No. 2 May Futures^	04/2017	USD	2,145,465	(18,890)
BANA	Hang Seng Index April Futures	04/2017	HKD	20,706,792	(25,148)
GSIN	Hang Seng Index April Futures	04/2017	HKD	90,152,703	(111,689)
MACQ	Hard Red Winter Wheat May Futures^	04/2017	USD	(691,426)	60,676
SOCG	Hard Red Winter Wheat May Futures^	04/2017	USD	(653,112)	43,387
BANA	H-SHARES Index April Futures	04/2017	HKD	9,423,779	(21,180)
GSIN	H-SHARES Index April Futures	04/2017	HKD	120,251,879	(249,633)
BANA	KOSPI Index 200 June Futures	06/2017	KRW	9,340,277,475	340,044
GSIN	KOSPI Index 200 June Futures	06/2017	KRW	14,555,114,550	463,590
MACQ	Lean Hogs April Futures^	04/2017	USD	(81,816)	3,006
MACQ	Lean Hogs April Futures^	04/2017	USD	81,634	(2,824)
GSIN	Lean Hogs June Futures^	06/2017	USD	(1,571,832)	(23,328)
MACQ	Lean Hogs June Futures^	06/2017	USD	(563,453)	2,193
MACQ	Live Cattle April Futures^	04/2017	USD	(1,394,862)	(44,538)
MACQ	Live Cattle April Futures^	04/2017	USD	1,392,438	46,962
MACQ	Live Cattle June Futures^	06/2017	USD	(426,480)	(17,020)
MACQ	Live Cattle June Futures^	06/2017	USD	2,093,552	35,248
SOCG	Live Cattle June Futures^	06/2017	USD	13,239,468	(67,518)
BANA	MSCI Taiwan Stock Index April Futures	04/2017	USD	2,528,926	(26,296)
GSIN	MSCI Taiwan Stock Index April Futures	04/2017	USD	15,180,843	(165,063)
BANA	OMXS30 Index April Futures	04/2017	SEK	41,750,715	90,762
BANA	SGX FTSE China A50 Index April Futures	04/2017	USD	3,877,612	(10,187)
GSIN	SGX FTSE China A50 Index April Futures	04/2017	USD	7,052,581	(7,596)
GSIN	SGX S&P CNX Nifty Index April Futures	04/2017	USD	11,142,375	79,185
CITI	Soybean May Futures^	04/2017	USD	(886,540)	82,440
CITI	Soybean May Futures^	04/2017	USD	904,844	(100,744)
GSIN	Soybean May Futures^	04/2017	USD	(150,300)	8,400
GSIN	Soybean May Futures^	04/2017	USD	159,665	(17,765)
MACQ	Soybean May Futures^	04/2017	USD	(14,298,948)	440,048
MACQ	Soybean May Futures^	04/2017	USD	17,126,796	(1,896,196)
SOCG	Soybean May Futures^	04/2017	USD	7,871,598	(871,198)
SOCG	Soybean May Futures^	04/2017	USD	(7,217,247)	216,847
CITI	Soybean Meal May Futures^	04/2017	USD	2,548,258	(266,098)
GSIN	Soybean Meal May Futures^	04/2017	USD	7,137,439	(753,559)
SOCG	Soybean Meal May Futures^	04/2017	USD	1,195,622	(116,222)
GSIN	Soybean Oil May Futures^	04/2017	USD	(531,486)	16,650
MACQ	Soybean Oil May Futures^	04/2017	USD	(953,640)	19,308
SOCG	Soybean Oil May Futures^	04/2017	USD	1,527,175	(135,211)
SOCG	Soybean Oil May Futures^	04/2017	USD	(3,378,801)	80,037
BANA	Swiss Market Index April Futures	04/2017	CHF	10,956,338	58,578
BANA	Taiwan Stock Exchange April Futures	04/2017	TWD	549,056,757	155,870
CITI	Wheat May Futures^	04/2017	USD	(5,558,952)	334,327
CITI	Wheat May Futures^	04/2017	USD	1,565,135	(136,360)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Wheat May Futures^	04/2017	USD	(2,317,633)	$121,158

					$(2,735,254)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
18	GSCO	Brent Crude Futures^	04/2017	$925,318	$963,540	$38,222
5	MSCL	Coffee ‘C’ Futures^	05/2017	272,727	261,187	(11,540)
416	MSCL	Copper Futures^	05/2017	28,176,937	27,586,000	(590,937)
71	MSCL	Cotton No. 2 Futures^	05/2017	2,726,749	2,745,215	18,466
134	GSCO	Gas Oil Futures^	05/2017	6,139,573	6,311,400	171,827
555	MSCL	Gold 100 OZ Futures^	06/2017	69,177,573	69,441,600	264,027
44	MSCL	Heating Oil ULSD Futures^	04/2017	2,818,303	2,909,861	91,558
7	MSCL	Live Cattle Futures^	06/2017	306,735	310,450	3,715
19	JPPC	LME Aluminum Futures^	04/2017	801,245	927,319	126,074
11	JPPC	LME Aluminum Futures^	04/2017	465,533	536,915	71,382
3	JPPC	LME Aluminum Futures^	04/2017	133,905	146,519	12,614
10	JPPC	LME Aluminum Futures^	04/2017	448,391	488,437	40,046
33	JPPC	LME Aluminum Futures^	04/2017	1,487,224	1,612,528	125,304
2	JPPC	LME Aluminum Futures^	05/2017	93,986	97,913	3,927
2	JPPC	LME Aluminum Futures^	05/2017	94,097	97,913	3,816
5	JPPC	LME Aluminum Futures^	05/2017	237,385	244,868	7,483
12	JPPC	LME Aluminum Futures^	05/2017	570,977	588,093	17,116
15	JPPC	LME Aluminum Futures^	06/2017	709,307	736,189	26,882
8	JPPC	LME Aluminum Futures^	06/2017	377,880	392,850	14,970
8	JPPC	LME Aluminum Futures^	06/2017	381,799	392,850	11,051
297	JPPC	LME Aluminum Futures^	06/2017	14,143,936	14,584,556	440,620
4	JPPC	LME Aluminum Futures^	06/2017	192,216	196,425	4,209
15	JPPC	LME Aluminum Futures^	06/2017	721,096	736,312	15,216
38	JPPC	LME Aluminum Futures^	06/2017	1,832,145	1,864,612	32,467
15	JPPC	LME Aluminum Futures^	06/2017	722,097	735,993	13,896
7	JPPC	LME Aluminum Futures^	06/2017	337,776	343,455	5,679
1	JPPC	LME Copper Futures^	04/2017	148,138	145,644	(2,494)
10	JPPC	LME Copper Futures^	05/2017	1,477,157	1,457,130	(20,027)
17	JPPC	LME Copper Futures^	05/2017	2,566,090	2,479,662	(86,428)
17	JPPC	LME Copper Futures^	05/2017	2,559,807	2,479,343	(80,464)
5	JPPC	LME Copper Futures^	05/2017	744,763	729,125	(15,638)
1	JPPC	LME Copper Futures^	05/2017	149,293	145,821	(3,472)
55	JPPC	LME Copper Futures^	06/2017	8,170,797	8,028,969	(141,828)
13	JPPC	LME Nickel Futures^	04/2017	780,968	777,075	(3,893)
4	JPPC	LME Nickel Futures^	04/2017	244,810	239,470	(5,340)
8	JPPC	LME Nickel Futures^	04/2017	468,102	479,270	11,168
34	JPPC	LME Nickel Futures^	06/2017	2,212,584	2,043,672	(168,912)
2	JPPC	LME Zinc Futures^	04/2017	137,631	137,793	162
3	JPPC	LME Zinc Futures^	06/2017	199,020	207,600	8,580
70	JPPC	LME Zinc Futures^	06/2017	4,969,910	4,849,250	(120,660)
1	JPPC	LME Zinc Futures^	06/2017	71,029	69,262	(1,767)
8	JPPC	LME Zinc Futures^	06/2017	565,550	554,109	(11,441)
5	JPPC	LME Zinc Futures^	06/2017	350,075	346,375	(3,700)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
21	MSCL	Natural Gas Futures^	04/2017	$652,708	$669,900	$17,192
85	MSCL	NYMEX Palladium Futures^	06/2017	6,726,621	6,784,275	57,654
36	MSCL	Platinum Futures^	07/2017	1,751,511	1,714,320	(37,191)
265	MSCL	Silver Futures^	05/2017	23,972,659	24,189,200	216,541
43	MSCL	Soybean Meal Futures^	05/2017	1,483,848	1,326,120	(157,728)
290	MSCL	Sugar #11 (World Markets) Futures^	04/2017	6,658,873	5,443,648	(1,215,225)
231	BARC	Amsterdam Index Futures	04/2017	25,122,057	25,392,229	270,172
403	BARC	CAC40 Index Futures	04/2017	21,345,718	21,992,578	646,860
126	BARC	DAX Index Futures	06/2017	40,400,907	41,432,298	1,031,391
375	BARC	E-Mini DJIA CBOT Futures	06/2017	39,056,743	38,632,500	(424,243)
383	JPMS	E-Mini MSCI EAFE Index Futures	06/2017	33,571,402	34,125,300	553,898
1,108	JPMS	E-Mini MSCI Emerging Markets Index Futures	06/2017	52,383,798	53,261,560	877,762
52	BARC	E-Mini Russell 2000 Futures	06/2017	3,561,421	3,599,440	38,019
1,207	BARC	Euro Stoxx 50 Index Futures	06/2017	42,841,849	44,114,122	1,272,273
525	BARC	FTSE 100 Index Futures	06/2017	47,948,276	47,856,237	(92,039)
500	JPMS	FTSE China A50 Index Futures	04/2017	5,256,836	5,226,250	(30,586)
274	JPMS	FTSE/JSE Top 40 Index Futures	06/2017	9,227,748	9,347,197	119,449
110	BARC	FTSE/MIB Index Futures	06/2017	11,210,003	11,764,723	554,720
35	BARC	Hang Seng Index Futures	04/2017	5,486,246	5,433,861	(52,385)
16	BARC	H-SHARES Index Futures	04/2017	1,077,141	1,059,049	(18,092)
129	BARC	IBEX 35 Index Futures	04/2017	13,603,759	14,329,803	726,044
32	BARC	KOSPI Index 200 Futures	06/2017	1,944,930	2,015,202	70,272
4	JPMS	KOSPI Index 200 Futures	06/2017	242,073	251,900	9,827
529	BARC	MSCI Singapore Index Futures	04/2017	13,120,037	13,211,291	91,254
134	BARC	MSCI Taiwan Stock Index Futures	04/2017	4,908,175	4,860,180	(47,995)
520	BARC	NASDAQ 100 E-Mini Futures	06/2017	56,009,190	56,560,400	551,210
114	JPMS	Nikkei 225 Futures	06/2017	19,718,017	19,363,513	(354,504)
679	JPMS	OMXS30 Index Futures	04/2017	11,762,818	11,989,618	226,800
303	BARC	S&P 500 E-Mini Futures	06/2017	35,856,555	35,741,880	(114,675)
97	BARC	S&P MID 400 E-Mini Futures	06/2017	16,574,572	16,666,540	91,968
208	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	28,495,484	28,532,060	36,576
246	BARC	SGX S&P CNX Nifty Index Futures	04/2017	4,501,721	4,525,416	23,695
358	BARC	SPI 200 Index Futures	06/2017	39,347,210	39,987,451	640,241
248	BARC	TOPIX Index Futures	06/2017	34,332,099	33,692,626	(639,473)
392	JPMS	90-Day Sterling Futures	09/2017	61,136,991	61,134,253	(2,738)
230	JPMS	90-Day Sterling Futures	12/2017	35,868,389	35,851,580	(16,809)
338	JPMS	90-Day Sterling Futures	03/2018	52,688,875	52,665,061	(23,814)
172	JPMS	90-Day Sterling Futures	06/2018	26,806,213	26,789,194	(17,019)
149	JPMS	90-Day Sterling Futures	09/2018	23,211,584	23,195,250	(16,334)
177	JPMS	90-Day Sterling Futures	12/2018	27,562,163	27,540,232	(21,931)
174	JPMS	90-Day Sterling Futures	03/2019	27,074,821	27,062,549	(12,272)
22	GSCO	Canadian 10-Year Bond Futures	06/2017	2,272,007	2,271,715	(292)
852	GSCO	Euro-Bobl Futures	06/2017	120,097,333	119,794,812	(302,521)
121	GSCO	Euro-Bund Futures	06/2017	20,832,531	20,836,546	4,015
3,097	GSCO	Euro-SCHATZ Futures	06/2017	371,234,886	370,843,964	(390,922)
1,350	GSCO	Long Gilt Futures	06/2017	212,888,096	215,790,722	2,902,626

See notes to consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
406	MSCL	U.S. Treasury 2-Year Note Futures	06/2017	$87,858,782	$87,879,968	$21,186

				1,889,796,310	1,897,171,103	7,374,793

Short Contracts:
304	GSCO	Cocoa Futures^	05/2017	$(6,300,974)	$(6,395,001)	$(94,027)
93	MSCL	Gasoline RBOB Futures^	04/2017	(6,314,675)	(6,651,918)	(337,243)
151	MSCL	Hard Red Winter Wheat Futures^	05/2017	(3,194,857)	(3,174,775)	20,082
142	MSCL	Lean Hogs Futures^	06/2017	(4,377,223)	(4,194,680)	182,543
19	JPPC	LME Aluminum Futures^	04/2017	(801,556)	(927,318)	(125,762)
11	JPPC	LME Aluminum Futures^	04/2017	(467,428)	(536,916)	(69,488)
3	JPPC	LME Aluminum Futures^	04/2017	(133,116)	(146,518)	(13,402)
10	JPPC	LME Aluminum Futures^	04/2017	(448,725)	(488,437)	(39,712)
33	JPPC	LME Aluminum Futures^	04/2017	(1,484,156)	(1,612,529)	(128,373)
2	JPPC	LME Aluminum Futures^	05/2017	(94,523)	(97,913)	(3,390)
2	JPPC	LME Aluminum Futures^	05/2017	(94,195)	(97,912)	(3,717)
5	JPPC	LME Aluminum Futures^	05/2017	(236,550)	(244,867)	(8,317)
12	JPPC	LME Aluminum Futures^	05/2017	(568,771)	(588,093)	(19,322)
15	JPPC	LME Aluminum Futures^	06/2017	(711,458)	(736,188)	(24,730)
8	JPPC	LME Aluminum Futures^	06/2017	(377,405)	(392,850)	(15,445)
8	JPPC	LME Aluminum Futures^	06/2017	(381,130)	(392,850)	(11,720)
4	JPPC	LME Aluminum Futures^	06/2017	(191,040)	(196,425)	(5,385)
15	JPPC	LME Aluminum Futures^	06/2017	(723,563)	(736,312)	(12,749)
38	JPPC	LME Aluminum Futures^	06/2017	(1,831,100)	(1,864,612)	(33,512)
15	JPPC	LME Aluminum Futures^	06/2017	(723,713)	(735,993)	(12,280)
7	JPPC	LME Aluminum Futures^	06/2017	(337,558)	(343,455)	(5,897)
1	JPPC	LME Copper Futures^	04/2017	(148,629)	(145,644)	2,985
10	JPPC	LME Copper Futures^	05/2017	(1,482,476)	(1,457,130)	25,346
17	JPPC	LME Copper Futures^	05/2017	(2,563,133)	(2,479,662)	83,471
17	JPPC	LME Copper Futures^	05/2017	(2,560,886)	(2,479,343)	81,543
5	JPPC	LME Copper Futures^	05/2017	(745,438)	(729,125)	16,313
1	JPPC	LME Copper Futures^	05/2017	(150,248)	(145,822)	4,426
13	JPPC	LME Nickel Futures^	04/2017	(784,522)	(777,075)	7,447
4	JPPC	LME Nickel Futures^	04/2017	(245,058)	(239,469)	5,589
8	JPPC	LME Nickel Futures^	04/2017	(469,310)	(479,270)	(9,960)
2	JPPC	LME Zinc Futures^	04/2017	(137,177)	(137,793)	(616)
3	JPPC	LME Zinc Futures^	06/2017	(200,171)	(207,600)	(7,429)
3	JPPC	LME Zinc Futures^	06/2017	(199,061)	(207,825)	(8,764)
1	JPPC	LME Zinc Futures^	06/2017	(70,822)	(69,262)	1,560
8	JPPC	LME Zinc Futures^	06/2017	(568,080)	(554,108)	13,972
5	JPPC	LME Zinc Futures^	06/2017	(353,738)	(346,375)	7,363
56	MSCL	Soybean Oil Futures^	05/2017	(1,104,440)	(1,067,808)	36,632
130	MSCL	Wheat Futures^	05/2017	(2,752,748)	(2,772,250)	(19,502)
270	MSCL	WTI Crude Futures^	04/2017	(12,947,387)	(13,662,000)	(714,613)
59	GSCO	10-Year Japanese Government Bond Futures	06/2017	(79,514,583)	(79,641,786)	(127,203)
405	JPMS	3-Month Euro Euribor Futures	09/2017	(108,295,750)	(108,332,140)	(36,390)
703	JPMS	3-Month Euro Euribor Futures	12/2017	(187,935,329)	(187,986,948)	(51,619)
1,066	JPMS	3-Month Euro Euribor Futures	03/2018	(284,825,977)	(284,941,879)	(115,902)
1,214	JPMS	3-Month Euro Euribor Futures	06/2018	(324,252,754)	(324,356,592)	(103,838)
1,343	JPMS	3-Month Euro Euribor Futures	09/2018	(358,511,324)	(358,661,640)	(150,316)
1,338	JPMS	3-Month Euro Euribor Futures	12/2018	(356,967,720)	(357,147,917)	(180,197)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
740	JPMS	3-Month Euro Euribor Futures	03/2019	$(197,319,707)	$(197,436,943)	$(117,236)
1,456	JPMS	90-Day EURODollar Futures	09/2017	(359,262,774)	(358,794,800)	467,974
1,179	JPMS	90-Day EURODollar Futures	12/2017	(290,488,168)	(290,181,375)	306,793
939	JPMS	90-Day EURODollar Futures	03/2018	(231,064,081)	(230,864,888)	199,193
820	JPMS	90-Day EURODollar Futures	06/2018	(201,511,026)	(201,351,000)	160,026
713	JPMS	90-Day EURODollar Futures	09/2018	(175,002,747)	(174,881,075)	121,672
698	JPMS	90-Day EURODollar Futures	12/2018	(171,096,971)	(170,992,550)	104,421
630	JPMS	90-Day EURODollar Futures	03/2019	(154,016,773)	(154,216,125)	(199,352)
169	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	(128,500,675)	(128,548,617)	(47,942)
128	JPMS	Australia 10-Year Bond Futures	06/2017	(12,394,385)	(12,561,175)	(166,790)
886	JPMS	Australia 3-Year Bond Futures	06/2017	(75,266,342)	(75,641,262)	(374,920)
104	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	(19,351,391)	(19,362,410)	(11,019)
211	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2017	(39,230,629)	(39,271,449)	(40,820)
111	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	(20,641,264)	(20,647,912)	(6,648)
303	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	06/2017	(47,982,521)	(48,669,375)	(686,854)
107	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(26,917,825)	(26,916,912)	913
75	JPMS	Euro CHF 3-Month LIFFE Futures	12/2017	(18,861,088)	(18,865,122)	(4,034)
43	JPMS	Euro CHF 3-Month LIFFE Futures	03/2018	(10,812,061)	(10,813,857)	(1,796)
1,446	GSCO	Euro-BTP Italian Government Bond Futures	06/2017	(199,510,129)	(201,601,452)	(2,091,323)
129	GSCO	Euro-Buxl 30-Year Bond Futures	06/2017	(22,836,480)	(23,196,755)	(360,275)
952	GSCO	Euro-OAT Futures	06/2017	(148,263,680)	(149,332,882)	(1,069,202)
412	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	(50,833,143)	(51,319,750)	(486,607)
712	MSCL	U.S. Treasury 5-Year Note Futures	06/2017	(83,281,420)	(83,821,313)	(539,893)
355	MSCL	U.S. Treasury Long Bond Futures	06/2017	(52,710,462)	(53,549,531)	(839,069)

				(4,494,736,219)	(4,502,420,555)	(7,684,336)

				$(2,604,939,909)	$(2,605,249,452)	$(309,543)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	90,428,000	$69,014,602	$68,986,521	$(28,081)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	135,642,000	103,520,171	103,479,783	(40,388)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	30,058,000	9,396,409	9,428,699	32,290
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	42,147,000	13,180,324	13,220,820	40,496
Canadian Dollar, Expiring 06/21/17	CITI	CAD	95,293,600	71,824,834	71,736,274	(88,560)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	142,940,400	107,737,334	107,604,410	(132,924)
Swiss Franc, Expiring 06/21/17	CITI	CHF	73,600	73,668	73,830	162
Swiss Franc, Expiring 06/21/17	JPMC	CHF	110,400	110,503	110,746	243
Chilean Peso, Expiring 06/21/17*	CITI	CLP	3,474,281,400	5,299,227	5,245,521	(53,706)
Chilean Peso, Expiring 06/21/17*	JPMC	CLP	4,159,086,600	6,340,210	6,279,452	(60,758)
Colombian Peso, Expiring 06/21/17*	CITI	COP	13,719,087,200	4,626,285	4,721,083	94,798
Colombian Peso, Expiring 06/21/17*	JPMC	COP	14,527,180,800	4,894,411	4,999,166	104,755
Euro, Expiring 06/21/17	CITI	EUR	84,833,200	91,137,373	90,843,461	(293,912)
Euro, Expiring 06/21/17	JPMC	EUR	127,249,800	136,706,239	136,265,192	(441,047)
British Pound, Expiring 06/21/17	CITI	GBP	3,664,000	4,581,301	4,599,448	18,147
British Pound, Expiring 06/21/17	JPMC	GBP	5,496,000	6,871,696	6,899,173	27,477
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	5,637,600	727,192	726,632	(560)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	8,456,400	1,090,789	1,089,947	(842)
Hungarian Forint, Expiring 06/21/17	CITI	HUF	1,843,688,000	6,378,106	6,390,967	12,861
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	2,620,773,000	9,066,518	9,084,661	18,143
Indonesian Rupiah, Expiring 06/21/17*	CITI	IDR	71,904,593,600	5,316,231	5,365,665	49,434
Indonesian Rupiah, Expiring 06/21/17*	JPMC	IDR	99,553,973,400	7,358,973	7,428,916	69,943
Israeli Shekel, Expiring 06/21/17	CITI	ILS	31,025,800	8,490,576	8,586,599	96,023
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	38,653,200	10,560,988	10,697,532	136,544
Indian Rupee, Expiring 06/21/17*	CITI	INR	734,380,000	10,914,940	11,249,719	334,779
Indian Rupee, Expiring 06/21/17*	JPMC	INR	1,101,570,000	16,372,428	16,874,578	502,150
Japanese Yen, Expiring 06/21/17	CITI	JPY	9,953,630,000	89,144,772	89,686,309	541,537
Japanese Yen, Expiring 06/21/17	JPMC	JPY	14,930,445,000	133,717,324	134,529,458	812,134
Korean Won, Expiring 06/21/17*	CITI	KRW	31,133,470,001	27,468,784	27,882,638	413,854
Korean Won, Expiring 06/21/17*	JPMC	KRW	43,463,415,000	38,377,555	38,925,140	547,585

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Mexican Peso, Expiring 06/21/17	CITI	MXN	192,323,600	$9,705,101	$10,148,180	$443,079
Mexican Peso, Expiring 06/21/17	JPMC	MXN	288,485,400	14,558,011	15,222,269	664,258
Norwegian Krone, Expiring 06/21/17	CITI	NOK	234,060,000	27,844,670	27,282,551	(562,119)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	351,090,000	41,766,789	40,923,825	(842,964)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	74,569,200	52,905,825	52,166,815	(739,010)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	110,209,800	78,206,516	77,100,121	(1,106,395)
Philippine Peso, Expiring 06/21/17*	CITI	PHP	43,297,200	857,374	858,118	744
Philippine Peso, Expiring 06/21/17*	JPMC	PHP	57,745,800	1,143,449	1,144,479	1,030
Poland Zloty, Expiring 06/21/17	CITI	PLN	82,262,001	20,233,819	20,729,650	495,831
Poland Zloty, Expiring 06/21/17	JPMC	PLN	123,393,000	30,348,294	31,094,479	746,185
Swedish Krona, Expiring 06/21/17	CITI	SEK	94,609,000	10,631,024	10,599,231	(31,793)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	138,846,000	15,596,573	15,555,189	(41,384)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	4,416,000	3,141,071	3,158,809	17,738
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	5,520,000	3,922,841	3,948,510	25,669
Turkish Lira, Expiring 06/21/17	CITI	TRY	6,862,800	1,847,037	1,845,929	(1,108)
Turkish Lira, Expiring 06/21/17	JPMC	TRY	8,851,200	2,379,705	2,380,761	1,056
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	294,153,400	9,616,584	9,723,763	107,179
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	426,183,600	13,928,113	14,088,253	160,140
South African Rand, Expiring 06/21/17	CITI	ZAR	257,191,600	19,415,210	18,908,168	(507,042)
South African Rand, Expiring 06/21/17	JPMC	ZAR	323,915,400	24,444,654	23,813,557	(631,097)

				1,382,792,423	1,383,704,997	912,574

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	(9,332,800)	$(7,109,249)	$(7,119,891)	$(10,642)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	(13,999,200)	(10,662,165)	(10,679,834)	(17,669)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	(431,600)	(135,116)	(135,386)	(270)
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	(647,400)	(202,672)	(203,079)	(407)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	(109,301,200)	(81,661,929)	(82,281,084)	(619,155)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	(163,951,800)	$(122,492,836)	$(123,421,628)	$(928,792)
Swiss Franc, Expiring 06/21/17	CITI	CHF	(212,400)	(211,385)	(213,066)	(1,681)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(318,600)	(317,078)	(319,599)	(2,521)
Chilean Peso, Expiring 06/21/17*	CITI	CLP	(319,406,000)	(480,589)	(482,243)	(1,654)
Chilean Peso, Expiring 06/21/17*	JPMC	CLP	(479,109,000)	(720,883)	(723,366)	(2,483)
Colombian Peso, Expiring 06/21/17*	CITI	COP	(24,058,000)	(7,954)	(8,279)	(325)
Colombian Peso, Expiring 06/21/17*	JPMC	COP	(36,087,000)	(11,931)	(12,418)	(487)
Euro, Expiring 06/21/17	CITI	EUR	(126,644,002)	(134,627,322)	(135,616,478)	(989,156)
Euro, Expiring 06/21/17	JPMC	EUR	(189,966,001)	(201,940,588)	(203,424,710)	(1,484,122)
British Pound, Expiring 06/21/17	CITI	GBP	(69,148,002)	(85,366,450)	(86,802,039)	(1,435,589)
British Pound, Expiring 06/21/17	JPMC	GBP	(102,123,000)	(126,039,033)	(128,195,815)	(2,156,782)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(5,952,400)	(767,723)	(767,205)	518
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(8,928,600)	(1,151,582)	(1,150,810)	772
Hungarian Forint, Expiring 06/21/17	CITI	HUF	(472,528,200)	(1,636,049)	(1,637,975)	(1,926)
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	(653,458,800)	(2,262,033)	(2,265,153)	(3,120)
Indonesian Rupiah, Expiring 06/21/17*	CITI	IDR	(952,131,000)	(70,947)	(71,050)	(103)
Indonesian Rupiah, Expiring 06/21/17*	JPMC	IDR	(224,748,000)	(16,766)	(16,771)	(5)
Indian Rupee, Expiring 06/21/17*	CITI	INR	(1,361,000)	(20,747)	(20,849)	(102)
Japanese Yen, Expiring 06/21/17	CITI	JPY	(3,907,735,199)	(34,756,161)	(35,210,304)	(454,143)
Japanese Yen, Expiring 06/21/17	JPMC	JPY	(5,861,602,797)	(52,134,153)	(52,815,457)	(681,304)
Korean Won, Expiring 06/21/17*	CITI	KRW	(500,340,000)	(432,991)	(448,096)	(15,105)
Korean Won, Expiring 06/21/17*	JPMC	KRW	(750,510,000)	(649,485)	(672,145)	(22,660)
Mexican Peso, Expiring 06/21/17	CITI	MXN	(104,602,000)	(5,237,263)	(5,519,448)	(282,185)
Mexican Peso, Expiring 06/21/17	JPMC	MXN	(155,244,000)	(7,768,037)	(8,191,631)	(423,594)
Norwegian Krone, Expiring 06/21/17	CITI	NOK	(167,888,400)	(19,716,367)	(19,569,445)	146,922
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	(251,832,600)	(29,575,588)	(29,354,163)	221,425
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	(75,061,200)	(52,316,041)	(52,511,008)	(194,967)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	(112,591,800)	(78,473,988)	(78,766,510)	(292,522)
Philippine Peso, Expiring 06/21/17*	CITI	PHP	(175,710,600)	(3,456,299)	(3,482,458)	(26,159)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Philippine Peso, Expiring 06/21/17*	JPMC	PHP	(223,697,400)	$(4,394,814)	$(4,433,518)	$(38,704)
Swedish Krona, Expiring 06/21/17	CITI	SEK	(129,074,800)	(14,452,399)	(14,460,503)	(8,104)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(190,498,200)	(21,323,917)	(21,341,886)	(17,969)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	(3,115,400)	(2,221,294)	(2,228,476)	(7,182)
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	(4,425,600)	(3,153,955)	(3,165,675)	(11,720)
Turkish Lira, Expiring 06/21/17	CITI	TRY	(86,599,600)	(23,117,265)	(23,293,228)	(175,963)
Turkish Lira, Expiring 06/21/17	JPMC	TRY	(120,965,400)	(32,325,349)	(32,536,811)	(211,462)
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	(46,085,800)	(1,526,986)	(1,523,447)	3,539
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	(53,605,200)	(1,777,380)	(1,772,015)	5,365
South African Rand, Expiring 06/21/17	CITI	ZAR	(92,000)	(6,972)	(6,764)	208
South African Rand, Expiring 06/21/17	JPMC	ZAR	(138,000)	(10,465)	(10,145)	320

				(1,166,740,196)	(1,176,881,861)	(10,141,665)

				$216,052,227	$206,823,136	$(9,229,091)

* Non deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(410,000)	$—	$(410,000)

BARC
Cash	—	20,684,939	20,684,939

CITI
Investment Companies	9,051,301	—	9,051,301

GSCO
Cash	—	14,372,353	14,372,353

GSIN
Investment Companies	6,476,845	—	6,476,845

JPMC
Investment Companies	22,224,132	—	22,224,132

JPMS
Cash	—	9,480,088	9,480,088

MSCL
Cash	—	6,792,178	6,792,178

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$904,430	$—	$904,430

GSCO
Cash	—	799,270	799,270

GSIN
Cash	2,120,000	—	2,120,000

JPPC
Cash	—	1,832,326	1,832,326

MSCQ
Cash	2,010,797	—	2,010,797

MSCL
Cash	—	2,277,138	2,277,138
U.S. Treasury Bills	—	7,909,718	7,909,718

SOCG
Cash	1,995,771	—	1,995,771

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 106.7%
COMMON STOCKS - 3.7%

Canada - 0.2%
BCE, Inc. (1)	138,933	6,151,352

Israel - 0.0%(a)
Nice Ltd., ADR (1)	3,233	219,779

United States - 3.5%
Alpha Natural Resources Holdings, Inc. (1)*(b)	307	1,075
Analog Devices, Inc. (1)	1	82
ANR, Inc., Class C (1)*(b)	307	5,066
Blackhawk Network Holdings, Inc. (1)*(b)	53,444	2,169,826
Cabela’s, Inc. (1)*	406,953	21,613,274
EverBank Financial Corp. (1)	73,975	1,441,033
Joy Global, Inc. (1)	65,637	1,854,245
Macquarie Infrastructure Corp. (1)(b)	5,956	479,935
Monsanto Co. (1)	154,642	17,505,474
Multi Packaging Solutions International Ltd. (1)*	349,448	6,272,592
Priceline Group, Inc. (The) (1)*(b)	1,543	2,746,494
Rite Aid Corp. (1)*	912,801	3,879,404
Valspar Corp. (The) (1)(b)	190,998	21,189,318
Westar Energy, Inc. (1)	259,756	14,096,958
WGL Holdings, Inc. (1)	32,436	2,676,943
WhiteWave Foods Co. (The) (1)*	464,269	26,068,704

		122,000,423

TOTAL COMMON STOCKS (Cost $133,613,494)		128,371,554

PREFERRED STOCK - 0.2%

United States - 0.2%
NCR Corp., Series A 5.50% (Cost $5,633,509) (1)*(b)	3,425	5,791,048

CONVERTIBLE PREFERRED STOCKS - 11.1%

China - 1.5%
Mandatory Exchangeable Trust $100 par, 5.75%, 6/3/2019 (b)(c)	396,743	51,358,381

Israel - 1.4%
Teva Pharmaceutical Industries Ltd.
$1,000 par, 7.00%, 12/15/2018 (1)	85,700	49,448,900

United States - 8.2%
Allergan plc Series A, $1,000 par, 5.50%, 3/1/2018 (1)(b)	43,225	36,731,741

INVESTMENTS	SHARES	VALUE ($)
United States - 8.2% (continued)
Anthem, Inc. $50 par, 5.25%, 5/1/2018 (1)(b)	629,150	32,086,650
Black Hills Corp. $50 par, 7.75%, 11/1/2018 (1)(b)	134,716	9,885,460
Bunge Ltd. $100 par, 4.88%, 12/31/2049 (1)(b)(d)	59,900	6,424,275
Dominion Resources, Inc. $50 par, 6.38%, 7/1/2017 (1)(b)	200,000	10,060,000
Series A, $50 par, 6.75%, 8/15/2019 (1)(b)	277,350	14,111,568
Dynegy, Inc. $100 par, 7.00%, 7/1/2019 (1)(b)	90,900	5,340,375
Great Plains Energy, Inc. $50 par, 7.00%, 9/15/2019 (1)(b)	732,800	39,373,344
Post Holdings, Inc. $100 par, 2.50%, 12/31/2049 (b)(d)	44,502	7,317,798
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (1)(b)	35,625	1,956,881
Southwestern Energy Co. Series B, $50 par, 6.25%, 1/15/2018 (1)(b)	379,300	7,502,554
T-Mobile US, Inc. $50 par, 5.50%, 12/15/2017 (1)(b)	559,425	59,192,759
Tyson Foods, Inc. $50 par, 4.75%, 7/15/2017 (1)(b)	544,925	36,509,975
Welltower, Inc. Series I, $50 par, 6.50%, 12/31/2049 (1)(b)(d)	221,875	14,004,750

		280,498,130

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $379,575,793)		381,305,411

	PRINCIPAL AMOUNT ($)
CORPORATE BOND - 0.0%

United States - 0.0%
Sabine Oil & Gas Corp. 7.25%, 6/15/2019 (Cost $3,965,812) (3)(e)(f)	3,950,000	—

CONVERTIBLE BONDS - 19.0%

Canada - 0.4%
Element Fleet Management Corp. 5.13%, 6/30/2019 (c)	3,281,000	2,710,979
4.25%, 6/30/2020 (c)	14,346,000	10,949,498

		13,660,477

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Mexico - 0.6%
Cemex SAB de CV 3.75%, 3/15/2018 (b)	9,400,000	10,968,625
3.72%, 3/15/2020 (b)	7,050,000	7,970,906

		18,939,531

Monaco - 0.1%
Scorpio Tankers, Inc. 2.38%, 7/1/2019 (b)(c)	5,475,000	4,965,141

Norway - 0.2%
Marine Harvest ASA Series MHG, 0.88%, 5/6/2019(g)	900,000	1,461,783
Ship Finance International Ltd. 5.75%, 10/15/2021 (b)	4,800,000	4,767,000

		6,228,783

United States - 17.7%
Acorda Therapeutics, Inc. 1.75%, 6/15/2021 (b)	4,100,000	3,485,000
Aerojet Rocketdyne Holdings, Inc.
2.25%, 12/15/2023 (b)(c)	1,025,000	1,105,078
Allegheny Technologies, Inc.
4.75%, 7/1/2022 (b)	6,750,000	10,015,312
Alpha Natural Resources, Inc.
4.88%, 12/15/2020 (b)(f)	200,000	2,200
Amicus Therapeutics, Inc.
3.00%, 12/15/2023 (b)(c)	1,150,000	1,551,062
Anthem, Inc.
2.75%, 10/15/2042 (b)	13,475,000	30,765,109
Ares Capital Corp.
3.75%, 2/1/2022 (b)(c)	3,800,000	3,792,875
Brookdale Senior Living, Inc.
2.75%, 6/15/2018 (b)	1,175,000	1,155,906
CalAtlantic Group, Inc.
1.25%, 8/1/2032 (b)	4,325,000	4,468,266
Chesapeake Energy Corp.
5.50%, 9/15/2026 (b)(c)	10,375,000	10,744,609
Ciena Corp.
3.75%, 10/15/2018 (b)(c)	2,650,000	3,458,250
Colony NorthStar, Inc.
3.88%, 1/15/2021 (b)	3,150,000	3,102,750
Colony Starwood Homes
3.50%, 1/15/2022 (b)(c)	900,000	952,312
DISH Network Corp.
2.38%, 3/15/2024 (b)(c)	2,225,000	2,276,453
3.38%, 8/15/2026 (b)(c)	16,675,000	20,145,484
Echo Global Logistics, Inc.
2.50%, 5/1/2020 (b)	1,025,000	965,422
Emergent BioSolutions, Inc.
2.88%, 1/15/2021 (b)	5,375,000	6,396,250
Ensco Jersey Finance Ltd.
3.00%, 1/31/2024 (b)(c)	950,000	926,844
Euronet Worldwide, Inc.
1.50%, 10/1/2044 (b)	6,100,000	7,712,687
Extra Space Storage LP, REIT
3.13%, 10/1/2035 (b)(c)	10,000,000	10,350,000

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 17.7% (continued)
EZCORP, Inc.
2.12%, 6/15/2019 (b)	3,975,000	3,681,844
General Cable Corp.
4.50%, 11/15/2029 (b)(h)	1,595,000	1,237,122
Horizon Pharma Investment Ltd.
2.50%, 3/15/2022 (b)	6,825,000	6,210,750
Huron Consulting Group, Inc.
1.25%, 10/1/2019 (b)	3,000,000	2,780,625
Innoviva, Inc.
2.13%, 1/15/2023 (b)	2,500,000	2,359,375
Inphi Corp.
1.13%, 12/1/2020 (b)	3,925,000	5,409,141
Integrated Device Technology, Inc.
0.88%, 11/15/2022 (b)	5,075,000	5,084,516
Intel Corp.
3.48%, 12/15/2035 (b)	3,450,000	4,696,312
3.25%, 8/1/2039 (b)	30,250,000	52,842,969
j2 Global, Inc.
3.25%, 6/15/2029 (b)	625,000	843,750
Medicines Co. (The)
2.50%, 1/15/2022	7,875,000	12,412,969
Meritor, Inc.
7.88%, 3/1/2026 (b)	1,600,000	2,796,000
MGIC Investment Corp.
2.00%, 4/1/2020 (b)	2,025,000	2,950,172
Microchip Technology, Inc.
1.63%, 2/15/2027 (b)(c)	11,635,000	11,787,709
2.25%, 2/15/2037 (b)(c)	7,140,000	7,256,025
2.13%, 12/15/2037 (b)	3,725,000	11,568,453
Micron Technology, Inc.
Series F, 2.13%, 2/15/2033 (b)	7,175,000	19,139,313
Molina Healthcare, Inc.
1.13%, 1/15/2020 (b)	18,775,000	23,938,125
1.63%, 8/15/2044 (b)	3,474,000	3,665,070
Novellus Systems, Inc.
2.63%, 5/15/2041 (b)	13,650,000	51,767,625
NRG Yield, Inc.
3.50%, 2/1/2019 (b)(c)	6,450,000	6,526,594
3.25%, 6/1/2020 (b)(c)	4,575,000	4,460,625
ON Semiconductor Corp.
1.63%, 10/15/2023 (c)	3,650,000	3,784,594
Palo Alto Networks, Inc.
0.00%, 7/1/2019 (b)	15,225,000	18,117,750
Pandora Media, Inc.
1.75%, 12/1/2020 (b)	6,925,000	6,942,313
Priceline Group, Inc. (The)
1.00%, 3/15/2018 (b)	16,500,000	31,061,250
Prospect Capital Corp.
4.75%, 4/15/2020 (b)	1,100,000	1,086,250
SEACOR Holdings, Inc.
2.50%, 12/15/2027 (b)	5,575,000	5,676,047
Spirit Realty Capital, Inc., REIT
2.88%, 5/15/2019 (b)	3,575,000	3,621,922
3.75%, 5/15/2021 (b)	2,525,000	2,588,125
Starwood Property Trust, Inc., REIT
4.55%, 3/1/2018 (b)	2,550,000	2,784,282
4.00%, 1/15/2019 (b)	4,650,000	5,301,000
4.38%, 4/1/2023	4,025,000	4,009,906

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 17.7% (continued)
SunEdison, Inc.
2.00%, 10/1/2018 (b)(f)	5,950,000	59,500
0.25%, 1/15/2020 (b)(c)(f)	8,325,000	83,250
2.75%, 1/1/2021 (b)(f)	4,925,000	49,250
SunPower Corp.
0.75%, 6/1/2018 (b)	2,825,000	2,609,594
4.00%, 1/15/2023 (b)	2,675,000	2,091,515
Tesla, Inc.
1.50%, 6/1/2018	4,525,000	10,087,922
2.38%, 3/15/2022 (b)	2,650,000	2,760,969
TTM Technologies, Inc.
1.75%, 12/15/2020 (b)	5,725,000	10,072,422
Unisys Corp.
5.50%, 3/1/2021 (b)(c)	1,250,000	2,060,156
Vector Group Ltd.
2.50%, 1/15/2019 (b)(i)	1,850,000	2,677,416
1.75%, 4/15/2020 (b)(i)	2,100,000	2,371,688
VEREIT, Inc.
3.00%, 8/1/2018 (b)	4,000,000	4,002,500
3.75%, 12/15/2020 (b)	3,875,000	3,889,531
VeriSign, Inc.
4.45%, 8/15/2037 (b)	22,869,000	58,387,416
Vishay Intertechnology, Inc.
2.25%, 11/15/2040 (b)	5,325,000	6,862,594
Weatherford International Ltd.
5.88%, 7/1/2021 (b)	23,650,000	30,375,469
WebMD Health Corp.
2.50%, 1/31/2018 (b)	4,775,000	4,846,625
1.50%, 12/1/2020 (b)	1,550,000	1,837,719
Wright Medical Group NV
2.25%, 11/15/2021 (b)(c)	6,675,000	10,438,031

		607,323,959

TOTAL CONVERTIBLE BONDS (Cost $667,098,920)		651,117,891

	NO. OF WARRANTS
WARRANT - 0.0% (a)

United States - 0.0% (a)
Contura Energy, Inc., expiring 7/26/2023 (Cost $–)*	35	871

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 72.7%

INVESTMENT COMPANIES - 68.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (j)(k)	4,373,356	4,373,356
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (j)(k)	17,493,422	17,493,422
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (j)(k)(l)	2,185,401,705	2,185,401,705
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (j)(l)	112,385,835	112,385,835
UBS Select Treasury Preferred Fund, Class I, 0.62% (j)(k)	21,866,840	21,866,840

TOTAL INVESTMENT COMPANIES (Cost $2,341,521,158)		2,341,521,158

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 4.5%
U.S. Treasury Bills
0.49%, 4/6/2017 (k)(m)	7,883,000	7,882,598
0.47%, 4/20/2017 (k)(m)	7,838,000	7,835,304
0.50%, 5/4/2017 (k)(m)	2,334,000	2,332,614
0.63%, 5/18/2017 (k)(m)	28,488,000	28,462,275
0.61%, 5/25/2017 (k)(m)	4,946,000	4,940,881
0.61%, 6/1/2017 (k)(m)	3,607,000	3,602,848
0.62%, 6/8/2017 (k)(m)	1,866,000	1,863,570
0.65%, 6/15/2017 (k)(m)	4,132,000	4,125,963
0.63%, 7/6/2017 (k)(m)	5,257,000	5,246,518
0.59%, 7/13/2017 (k)(m)(n)	9,624,000	9,603,077
0.60%, 7/27/2017 (k)(m)(n)	18,924,000	18,876,917
0.63%, 8/3/2017 (k)(m)(n)	17,030,000	16,984,394
0.62%, 8/10/2017 (k)(m)(n)	7,293,000	7,272,354
0.65%, 8/17/2017 (k)(m)	10,631,000	10,599,330
0.67%, 8/24/2017 (k)(m)(n)	11,119,000	11,082,841
0.67%, 8/31/2017 (k)(m)(n)	2,105,000	2,097,603
0.91%, 9/14/2017 (k)(m)	7,402,000	7,373,110
0.91%, 9/28/2017 (k)(m)	5,903,000	5,877,021

TOTAL U.S. TREASURY OBLIGATIONS (Cost $156,104,286)		156,059,218

TOTAL SHORT-TERM INVESTMENTS (Cost $2,497,625,444)		2,497,580,376

TOTAL LONG POSITIONS (Cost $3,687,512,972)		3,664,167,151

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (21.9)%

COMMON STOCKS - (21.5)%
Canada - (0.3)%
BCE, Inc. (1)	(139,959)	(6,196,778)
Element Fleet Management Corp. (1)	(333,896)	(3,090,770)
Enbridge, Inc. (1)	(1)	(42)

		(9,287,590)

China - (1.3)%
Alibaba Group Holding Ltd., ADR (1)*	(408,709)	(44,071,092)

Israel - (1.1)%
Teva Pharmaceutical Industries Ltd., ADR (1)	(1,234,080)	(39,601,627)

Mexico - (0.3)%
Cemex SAB de CV, ADR (1)*	(1,026,148)	(9,307,162)

Monaco - 0.0% (a)
Scorpio Tankers, Inc. (1)	(150,129)	(666,573)

Norway - (0.1)%
Marine Harvest ASA*	(90,522)	(1,380,858)
Ship Finance International Ltd. (1)	(126,925)	(1,865,798)

		(3,246,656)

United States - (18.4)%
Acorda Therapeutics, Inc. (1)*	(50,095)	(1,051,995)
Aerojet Rocketdyne Holdings, Inc. (1)*	(28,976)	(628,779)
Allegheny Technologies, Inc. (1)*	(404,066)	(7,257,025)
Allergan plc (1)	(116,937)	(27,938,588)
Amicus Therapeutics, Inc. (1)*	(165,359)	(1,179,010)
Anthem, Inc. (1)	(254,417)	(42,075,483)
Ares Capital Corp. (1)	(55,856)	(970,777)
Black Hills Corp. (1)	(127,182)	(8,453,787)
Brookdale Senior Living, Inc. (1)*	(3,331)	(44,735)
Bunge Ltd. (1)	(26,129)	(2,070,985)
CalAtlantic Group, Inc. (1)	(40,349)	(1,511,070)
Chesapeake Energy Corp. (1)*	(859,740)	(5,106,856)
Ciena Corp. (1)*	(99,869)	(2,357,907)
Colony NorthStar, Inc., Class A, REIT (1)	(63,935)	(825,401)
Colony Starwood Homes, REIT (1)	(13,546)	(459,887)
DISH Network Corp., Class A (1)*	(222,583)	(14,131,795)
Dominion Resources, Inc. (1)	(134,057)	(10,398,801)
Dynegy, Inc. (1)*	(490,283)	(3,853,624)
Echo Global Logistics, Inc. (1)*	(7,985)	(170,480)
Emergent BioSolutions, Inc. (1)*	(108,797)	(3,159,465)
Ensco plc, Class A (1)	(50,148)	(448,825)
Euronet Worldwide, Inc. (1)*	(64,150)	(5,486,108)
Extra Space Storage, Inc., REIT (1)	(33,786)	(2,513,340)
EZCORP, Inc., Class A (1)*	(65,735)	(535,740)
FNB Corp. (1)	(1)	(15)
General Cable Corp. (1)	(40,967)	(735,358)
Great Plains Energy, Inc. (1)	(940,118)	(27,470,248)
Horizon Pharma plc (1)*	(126,234)	(1,865,739)
Huron Consulting Group, Inc. (1)*	(7,886)	(332,001)
Innoviva, Inc. (1)*	(87,886)	(1,215,463)
Inphi Corp. (1)*	(79,160)	(3,864,591)

INVESTMENTS	SHARES	VALUE ($)
United States - (18.4)% (continued)
Integrated Device Technology, Inc. (1)*	(92,538)	(2,190,374)
Intel Corp. (1)	(1,326,665)	(47,852,807)
j2 Global, Inc. (1)	(6,734)	(565,050)
Lam Research Corp. (1)	(400,713)	(51,435,521)
Medicines Co. (The) (1)*	(205,896)	(10,068,314)
Meritor, Inc. (1)*	(114,667)	(1,964,246)
MGIC Investment Corp. (1)*	(279,612)	(2,832,470)
Microchip Technology, Inc. (1)	(368,605)	(27,195,677)
Micron Technology, Inc. (1)*	(637,498)	(18,423,692)
Molina Healthcare, Inc. (1)*	(372,619)	(16,991,426)
NRG Yield, Inc., Class A (1)	(76,208)	(1,325,257)
NRG Yield, Inc., Class C (1)	(45,552)	(806,270)
Palo Alto Networks, Inc. (1)*	(92,500)	(10,422,900)
Pandora Media, Inc. (1)*	(242,269)	(2,861,197)
Post Holdings, Inc. (1)*	(76,471)	(6,692,742)
Priceline Group, Inc. (The) (1)*	(17,279)	(30,756,102)
Prospect Capital Corp. (1)	(11,092)	(100,272)
Rexnord Corp. (1)*	(65,344)	(1,508,139)
SEACOR Holdings, Inc. (1)*	(19,902)	(1,377,019)
Southwestern Energy Co. (1)*	(808,073)	(6,601,956)
Spirit Realty Capital, Inc., REIT (1)	(102,805)	(1,041,415)
Starwood Property Trust, Inc., REIT (1)	(287,849)	(6,499,630)
SunPower Corp. (1)*	(47,949)	(292,489)
T-Mobile US, Inc. (1)*	(898,093)	(58,007,827)
TTM Technologies, Inc. (1)*	(546,511)	(8,815,222)
Tyson Foods, Inc., Class A (1)	(560,491)	(34,587,900)
Unisys Corp. (1)*	(111,387)	(1,553,849)
Vector Group Ltd. (1)	(113,010)	(2,350,608)
VEREIT, Inc. (1)	(16,806)	(142,683)
VeriSign, Inc. (1)*	(665,415)	(57,964,301)
Vishay Intertechnology, Inc. (1)	(362,153)	(5,957,417)
Weatherford International plc (1)*	(2,260,527)	(15,032,505)
WebMD Health Corp. (1)*	(38,425)	(2,024,229)
Welltower, Inc., REIT (1)	(117,600)	(8,328,432)
Wright Medical Group NV (1)*	(281,250)	(8,752,500)

		(631,436,316)

TOTAL COMMON STOCKS (Proceeds $(731,479,636))		(737,617,016)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (0.4)%

Israel - 0.0% (a)
Nice Systems, Inc.
1.25%, 1/15/2024 (c)	(400,000)	(416,000)

United States - (0.4)%
Blackhawk Network Holdings, Inc.
1.50%, 1/15/2022 (c)	(3,975,000)	(4,240,828)
Macquarie Infrastructure Corp.
2.00%, 10/1/2023	(2,150,000)	(2,107,000)
Priceline Group, Inc. (The)
0.90%, 9/15/2021	(5,200,000)	(5,846,750)

		(12,194,578)

TOTAL CONVERTIBLE BONDS (Proceeds $(12,511,404))		(12,610,578)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
TOTAL SHORT POSITIONS (Proceeds $(743,991,040))		(750,227,594)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 84.8% (Cost $2,943,521,932)		2,913,939,557
OTHER ASSETS IN EXCESS OF LIABILITIES - 15.2% (o)		519,265,920

NET ASSETS - 100.0%		3,433,205,477

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$42,914,395	1.2%
Consumer Staples	39,627,950	1.2
Energy	33,862,237	1.0
Financials	76,036,546	2.1
Health Care	66,700,592	1.9
Industrials	5,734,371	0.2
Information Technology	9,560,933	0.3
Materials	57,358,040	1.7
Real Estate	29,200,733	0.9
Telecommunication Services	1,139,506	0.0(a)
Utilities	54,223,878	1.6
Short-Term Investments	2,497,580,376	72.7

Total Investments In Securities At Value	2,913,939,557	84.8
Other Assets in Excess of Liabilities (o)	519,265,920	15.2

Net Assets	$3,433,205,477	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $961,342,446. In addition, $16,107,662 of cash collateral was pledged.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $167,027,122, which represents approximately 4.87% of net assets of the fund.
(d)	Perpetual security. The rate reflected was the rate in effect on 3/31/2017. The maturity date reflects the next call date.
(e)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(f)	Defaulted security.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2017, the value of these securities amounted to $1,461,783 or 0.04% of net assets.
(h)	Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(i)	Variable or floating rate security. The interest rate shown was the current rate as of 3/31/2017 and changes periodically.
(j)	Represents 7-day effective yield as of 3/31/2017.
(k)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(l)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(m)	The rate shown was the effective yield at the date of purchase.
(n)	All or a portion of the security pledged as collateral for futures contracts.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of March 31, 2017:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Crossover Series 26.V1	5.000%	EUR	2.666%	13,682,000	$1,228,091	12/20/2021	$1,350,067
CITG	iTraxx Europe Crossover Series 27.V1	5.000%	EUR	2.900%	164,597,000	17,031,164	06/20/2022	(568,882)
CITG	Markit CDX North America High Yield Index Series 27.V1	5.000%	USD	3.088%	31,144,000	971,947	12/20/2021	2,927,919
CITG	Markit CDX North America High Yield Index Series 28.V1	5.000%	USD	3.373%	47,735,000	3,433,576	06/20/2022	(1,201,076)
CITG	Markit CDX North America Investment Grade Index Series 28.V1	1.000%	USD	0.662%	126,200,000	1,934,407	06/20/2022	196,929

						$24,599,185		$2,704,957

Credit default swap contracts buy protection as of March 31, 2017:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Series 27.V1	1.000%	EUR	0.736%	268,812,000	$(3,544,210)	06/20/2022	$(425,290)

Open written options contracts outstanding at March 31, 2017:

Exchange Traded

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
361	Tesla Motors, Inc. (Exercise price $125)	JPMS	01/19/2018	$(1,885,093)	$(5,452,905)	$(3,567,812)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	BIST 30 April Futures	04/2017	TRY	17,194,652	$(11,633)
MSCS	Bovespa Index April Futures	04/2017	BRL	68,532,813	(837,002)
CITI	Cocoa May Futures^	04/2017	USD	(1,563,000)	(8,250)
CITI	Cocoa May Futures^	04/2017	USD	421,332	18,618
GSIN	Cocoa May Futures^	04/2017	USD	(291,433)	(1,867)
MACQ	Cocoa May Futures^	04/2017	USD	(1,021,052)	(5,498)
MLIN	Cocoa May Futures^	04/2017	USD	(1,309,770)	(10,080)
SOCG	Cocoa May Futures^	04/2017	USD	(270,494)	(1,856)
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	1,970,609	(90,059)
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	1,636,476	(69,351)
CITI	Corn May Futures^	04/2017	USD	8,017,613	(331,938)
CITI	Corn May Futures^	04/2017	USD	(12,992,060)	(139,152)
MACQ	Corn May Futures^	04/2017	USD	(2,894,737)	(55,688)
MLIN	Corn May Futures^	04/2017	USD	(4,066,950)	(85,500)
CITI	Cotton No. 2 May Futures^	04/2017	USD	2,079,908	8,002
GSIN	Cotton No. 2 May Futures^	04/2017	USD	1,803,260	13,995
MACQ	Cotton No. 2 May Futures^	04/2017	USD	1,340,011	13,264
MLIN	Cotton No. 2 May Futures^	04/2017	USD	1,502,685	5,250
SOCG	Cotton No. 2 May Futures^	04/2017	USD	1,397,375	(5,435)
BANA	FTSE China A50 Index April Futures	04/2017	USD	1,142,321	(2,998)
JPMC	FTSE China A50 Index April Futures	04/2017	USD	2,969,566	(11,508)
MSCS	FTSE China A50 Index April Futures	04/2017	USD	2,700,471	(3,726)
BANA	Hang Seng Index April Futures	04/2017	HKD	10,963,005	(13,389)
GSIN	Hang Seng Index April Futures	04/2017	HKD	8,530,787	(10,929)
JPMC	Hang Seng Index April Futures	04/2017	HKD	64,642,451	(89,472)
MSCS	Hang Seng Index April Futures	04/2017	HKD	6,089,657	(7,322)
MACQ	Hard Red Winter Wheat May Futures^	04/2017	USD	572,876	(68,276)
MACQ	Hard Red Winter Wheat May Futures^	04/2017	USD	(1,267,614)	111,239
MLIN	Hard Red Winter Wheat May Futures^	04/2017	USD	(655,400)	45,675
BANA	H-SHARES Index April Futures	04/2017	HKD	43,977,246	(98,790)
GSIN	H-SHARES Index April Futures	04/2017	HKD	167,830,124	(348,443)
JPMC	H-SHARES Index April Futures	04/2017	HKD	212,394,093	(522,780)
MSCS	H-SHARES Index April Futures	04/2017	HKD	91,317,767	(167,000)
JPMC	KOSPI Index 200 June Futures	06/2017	KRW	18,269,956,439	542,779
MSCS	KOSPI Index 200 June Futures	06/2017	KRW	91,062,540,200	3,098,577
MACQ	Lean Hogs April Futures^	04/2017	USD	897,768	(30,858)
MACQ	Lean Hogs April Futures^	04/2017	USD	(902,499)	35,589
GSIN	Lean Hogs June Futures^	06/2017	USD	(1,367,980)	(20,400)
MACQ	Lean Hogs June Futures^	06/2017	USD	(1,548,303)	41,763
MACQ	Live Cattle April Futures^	04/2017	USD	(2,510,541)	(80,379)
MACQ	Live Cattle April Futures^	04/2017	USD	2,512,292	78,628
SOCG	Live Cattle April Futures^	04/2017	USD	556,153	19,607
SOCG	Live Cattle April Futures^	04/2017	USD	(556,736)	(19,024)
MACQ	Live Cattle June Futures^	06/2017	USD	(2,174,626)	(87,224)
MACQ	Live Cattle June Futures^	06/2017	USD	3,523,899	68,451
MLIN	Live Cattle June Futures^	06/2017	USD	4,267,780	(54,530)
SOCG	Live Cattle June Futures^	06/2017	USD	7,820,158	(14,558)
BANA	MSCI Taiwan Stock Index April Futures	04/2017	USD	3,811,714	(39,634)
GSIN	MSCI Taiwan Stock Index April Futures	04/2017	USD	7,370,409	(80,139)
MSCS	MSCI Taiwan Stock Index April Futures	04/2017	USD	7,553,939	(82,319)
GSIN	NSE Nifty 50 Index April Futures	04/2017	INR	(2,680,013,009)	(286,394)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
BANA	OMXS30 Index April Futures	04/2017	SEK	36,939,295	$80,302
MSCS	SGX S&P CNX Nifty Index April Futures	04/2017	USD	(5,619,794)	(27,778)
CITI	Soybean May Futures^	04/2017	USD	(10,226,098)	245,798
CITI	Soybean May Futures^	04/2017	USD	12,074,682	(1,337,582)
GSIN	Soybean May Futures^	04/2017	USD	(6,764,696)	521,096
GSIN	Soybean May Futures^	04/2017	USD	8,512,512	(944,512)
MLIN	Soybean May Futures^	04/2017	USD	9,684,300	(1,028,400)
MLIN	Soybean May Futures^	04/2017	USD	(9,070,312)	414,412
CITI	Soybean Meal May Futures^	04/2017	USD	2,307,808	(241,528)
GSIN	Soybean Meal May Futures^	04/2017	USD	3,757,949	(396,389)
MLIN	Soybean Meal May Futures^	04/2017	USD	6,065,170	(637,330)
SOCG	Soybean Meal May Futures^	04/2017	USD	1,161,755	(113,195)
GSIN	Soybean Oil May Futures^	04/2017	USD	(531,720)	16,884
MACQ	Soybean Oil May Futures^	04/2017	USD	1,796,278	(156,430)
MACQ	Soybean Oil May Futures^	04/2017	USD	(2,588,772)	90,864
MLIN	Soybean Oil May Futures^	04/2017	USD	(544,452)	10,548
SOCG	Soybean Oil May Futures^	04/2017	USD	(1,206,016)	4,732
MSCS	Swiss Market Index June Futures	06/2017	CHF	(293,949,794)	(1,744,716)
BANA	Taiwan Stock Exchange April Futures	04/2017	TWD	161,829,923	38,375
JPMC	Taiwan Stock Exchange April Futures	04/2017	TWD	95,509,546	23,745
MSCS	Taiwan Stock Exchange April Futures	04/2017	TWD	1,229,671,895	760,118
BANA	Tel Aviv 25 Index April Futures	04/2017	ILS	(72,314,979)	(57,979)
CITI	Wheat May Futures^	04/2017	USD	(6,149,516)	370,441
CITI	Wheat May Futures^	04/2017	USD	4,276,355	(352,555)
MACQ	Wheat May Futures^	04/2017	USD	(990,570)	52,270
MACQ	Wheat May Futures^	04/2017	USD	690,893	(51,143)
MLIN	Wheat May Futures^	04/2017	USD	(1,880,250)	110,275
SOCG	Wheat May Futures^	04/2017	USD	(1,733,241)	91,216
GSIN	WIG20 Index June Futures	06/2017	PLN	14,369,146	(88,792)

					$(4,039,217)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
32	BARC	KOSPI Index 200 Futures	06/2017	$1,944,930	$2,015,202	$70,272
4	JPMS	KOSPI Index 200 Futures	06/2017	242,073	251,900	9,827
470	GSCO	Brent Crude Futures^	04/2017	24,255,638	25,159,100	903,462
373	MSCL	Copper Futures^	05/2017	25,257,892	24,734,563	(523,329)
44	MSCL	Cotton No. 2 Futures^	05/2017	1,693,953	1,701,260	7,307
116	GSCO	Gas Oil Futures^	05/2017	5,316,275	5,463,600	147,325
288	MSCL	Gold 100 OZ Futures^	06/2017	36,061,806	36,034,560	(27,246)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
38	MSCL	Heating Oil ULSD Futures^	04/2017	$2,433,989	$2,513,062	$79,073
7	MSCL	Live Cattle Futures^	06/2017	306,735	310,450	3,715
16	JPPC	LME Aluminum Futures^	04/2017	674,743	780,900	106,157
11	JPPC	LME Aluminum Futures^	04/2017	465,533	536,915	71,382
4	JPPC	LME Aluminum Futures^	04/2017	178,539	195,358	16,819
16	JPPC	LME Aluminum Futures^	04/2017	717,426	781,500	64,074
5	JPPC	LME Aluminum Futures^	04/2017	225,337	244,322	18,985
4	JPPC	LME Aluminum Futures^	05/2017	190,326	196,031	5,705
13	JPPC	LME Aluminum Futures^	06/2017	614,733	638,031	23,298
11	JPPC	LME Aluminum Futures^	06/2017	519,585	540,169	20,584
9	JPPC	LME Aluminum Futures^	06/2017	429,382	441,956	12,574
258	JPPC	LME Aluminum Futures^	06/2017	12,282,669	12,669,413	386,744
3	JPPC	LME Aluminum Futures^	06/2017	144,162	147,319	3,157
10	JPPC	LME Aluminum Futures^	06/2017	480,731	490,875	10,144
32	JPPC	LME Aluminum Futures^	06/2017	1,542,683	1,570,200	27,517
11	JPPC	LME Aluminum Futures^	06/2017	529,538	539,729	10,191
8	JPPC	LME Aluminum Futures^	06/2017	386,029	392,520	6,491
1	JPPC	LME Copper Futures^	04/2017	145,957	145,550	(407)
15	JPPC	LME Copper Futures^	04/2017	2,227,537	2,184,660	(42,877)
15	JPPC	LME Copper Futures^	05/2017	2,222,969	2,185,695	(37,274)
14	JPPC	LME Copper Futures^	05/2017	2,050,212	2,041,109	(9,103)
6	JPPC	LME Copper Futures^	05/2017	905,679	875,175	(30,504)
7	JPPC	LME Copper Futures^	05/2017	1,054,038	1,020,906	(33,132)
4	JPPC	LME Copper Futures^	05/2017	596,886	583,300	(13,586)
1	JPPC	LME Copper Futures^	05/2017	150,309	145,813	(4,496)
9	JPPC	LME Copper Futures^	05/2017	1,349,572	1,312,393	(37,179)
34	JPPC	LME Copper Futures^	06/2017	5,098,808	4,960,812	(137,996)
49	JPPC	LME Copper Futures^	06/2017	6,960,757	7,150,839	190,082
5	JPPC	LME Copper Futures^	06/2017	740,109	729,818	(10,291)
22	JPPC	LME Copper Futures^	06/2017	3,255,449	3,211,588	(43,861)
1	JPPC	LME Copper Futures^	06/2017	145,343	145,906	563
1	JPPC	LME Copper Futures^	06/2017	145,046	145,929	883
2	JPPC	LME Copper Futures^	06/2017	294,770	291,875	(2,895)
9	JPPC	LME Nickel Futures^	04/2017	540,670	537,975	(2,695)
1	JPPC	LME Nickel Futures^	04/2017	61,034	59,788	(1,246)
4	JPPC	LME Nickel Futures^	04/2017	231,064	239,589	8,525
1	JPPC	LME Nickel Futures^	04/2017	58,266	59,901	1,635
5	JPPC	LME Nickel Futures^	04/2017	284,625	299,524	14,899

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	JPPC	LME Nickel Futures^	04/2017	$468,102	$479,270	$11,168
35	JPPC	LME Nickel Futures^	06/2017	2,277,314	2,103,780	(173,534)
1	JPPC	LME Zinc Futures^	06/2017	69,903	69,167	(736)
3	JPPC	LME Zinc Futures^	06/2017	205,059	207,558	2,499
2	JPPC	LME Zinc Futures^	06/2017	135,505	138,382	2,877
8	JPPC	LME Zinc Futures^	06/2017	539,320	553,562	14,242
2	JPPC	LME Zinc Futures^	06/2017	132,680	138,400	5,720
77	JPPC	LME Zinc Futures^	06/2017	5,467,225	5,334,175	(133,050)
1	JPPC	LME Zinc Futures^	06/2017	71,029	69,262	(1,767)
6	JPPC	LME Zinc Futures^	06/2017	424,142	415,581	(8,561)
8	JPPC	LME Zinc Futures^	06/2017	564,418	554,200	(10,218)
74	MSCL	NYMEX Palladium Futures^	06/2017	5,853,920	5,906,310	52,390
31	MSCL	Platinum Futures^	07/2017	1,508,100	1,476,220	(31,880)
200	MSCL	Silver Futures^	05/2017	18,159,423	18,256,000	96,577
252	MSCL	Soybean Futures^	05/2017	13,037,656	11,919,600	(1,118,056)
251	MSCL	Sugar #11 (World Markets) Futures^	04/2017	5,791,599	4,711,571	(1,080,028)
229	MSCL	WTI Crude Futures^	04/2017	11,311,704	11,587,400	275,696
26	JPMS	BIST 30 Futures	04/2017	77,839	77,744	(95)
411	BARC	DAX Index Futures	06/2017	131,776,522	135,148,212	3,371,690
273	BARC	E-Mini DJIA CBOT Futures	06/2017	28,433,381	28,124,460	(308,921)
253	JPMS	E-Mini MSCI EAFE Index Futures	06/2017	22,148,094	22,542,300	394,206
829	BARC	E-Mini MSCI Emerging Markets Index Futures	06/2017	39,233,674	39,850,030	616,356
5,400	BARC	E-Mini Russell 2000 Futures	06/2017	368,304,542	373,788,000	5,483,458
1,633	BARC	Euro Stoxx 50 Index Futures	06/2017	58,302,660	59,683,812	1,381,152
2,960	BARC	FTSE 100 Index Futures	06/2017	270,131,809	269,818,024	(313,785)
440	JPMS	FTSE China A50 Index Futures	04/2017	4,626,239	4,599,100	(27,139)
30	BARC	Hang Seng Index Futures	04/2017	4,702,717	4,657,595	(45,122)
332	BARC	H-SHARES Index Futures	04/2017	22,350,844	21,975,269	(375,575)
257	BARC	IBEX 35 Index Futures	04/2017	27,102,218	28,548,524	1,446,306
276	BARC	MSCI Taiwan Stock Index Futures	04/2017	10,109,926	10,010,520	(99,406)
373	BARC	NASDAQ 100 E-Mini Futures	06/2017	40,177,075	40,571,210	394,135
82	JPMS	Nikkei 225 Futures	06/2017	14,191,440	13,928,142	(263,298)
451	JPMS	OMXS30 Index Futures	04/2017	7,811,620	7,963,650	152,030
68	BARC	S&P MID 400 E-Mini Futures	06/2017	11,618,922	11,683,760	64,838
157	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	21,507,430	21,536,219	28,789

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
669	BARC	SGX S&P CNX Nifty Index Futures	04/2017	$12,242,486	$12,306,924	$64,438
690	BARC	SPI 200 Index Futures	06/2017	75,838,509	77,070,787	1,232,278
1,796	BARC	TOPIX Index Futures	06/2017	248,121,584	243,999,820	(4,121,764)
149	JPMS	90-Day Sterling Futures	03/2018	23,230,009	23,216,255	(13,754)
122	JPMS	90-Day Sterling Futures	06/2018	19,013,584	19,001,638	(11,946)
106	JPMS	90-Day Sterling Futures	09/2018	16,512,787	16,501,320	(11,467)
125	JPMS	90-Day Sterling Futures	12/2018	19,463,961	19,449,316	(14,645)
123	JPMS	90-Day Sterling Futures	03/2019	19,139,043	19,130,422	(8,621)
263	JPMS	ASX 90 Day Bank Accepted Bills Futures	06/2017	200,078,883	200,053,942	(24,941)
708	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	538,657,121	538,535,034	(122,087)
866	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	658,537,350	658,651,902	114,552
603	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2018	458,474,625	458,532,471	57,846
2,215	GSCO	Euro - SCHATZ Futures	06/2017	265,511,033	265,230,668	(280,365)
627	GSCO	Euro-Bobl Futures	06/2017	88,375,290	88,158,858	(216,432)
1,921	GSCO	Euro-Bund Futures	06/2017	331,324,813	330,801,685	(523,128)
2,749	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	341,473,007	342,422,312	949,305

				4,610,031,943	4,618,167,443	8,135,500

Short Contracts:
265	GSCO	Cocoa Futures^	05/2017	$(5,534,828)	$(5,574,590)	$(39,762)
81	MSCL	Gasoline RBOB Futures^	04/2017	(5,501,199)	(5,793,606)	(292,407)
130	MSCL	Hard Red Winter Wheat Futures^	05/2017	(2,747,005)	(2,733,250)	13,755
94	MSCL	Lean Hogs Futures^	06/2017	(2,881,817)	(2,776,760)	105,057
16	JPPC	LME Aluminum Futures^	04/2017	(674,995)	(780,900)	(105,905)
11	JPPC	LME Aluminum Futures^	04/2017	(467,428)	(536,916)	(69,488)
4	JPPC	LME Aluminum Futures^	04/2017	(177,488)	(195,358)	(17,870)
16	JPPC	LME Aluminum Futures^	04/2017	(717,961)	(781,500)	(63,539)
5	JPPC	LME Aluminum Futures^	04/2017	(224,861)	(244,323)	(19,462)
4	JPPC	LME Aluminum Futures^	05/2017	(189,590)	(196,031)	(6,441)
13	JPPC	LME Aluminum Futures^	06/2017	(616,414)	(638,030)	(21,616)
11	JPPC	LME Aluminum Futures^	06/2017	(518,948)	(540,169)	(21,221)
9	JPPC	LME Aluminum Futures^	06/2017	(429,028)	(441,956)	(12,928)
3	JPPC	LME Aluminum Futures^	06/2017	(143,280)	(147,319)	(4,039)
10	JPPC	LME Aluminum Futures^	06/2017	(482,451)	(490,876)	(8,425)
32	JPPC	LME Aluminum Futures^	06/2017	(1,541,879)	(1,570,200)	(28,321)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
11	JPPC	LME Aluminum Futures^	06/2017	$(530,723)	$(539,729)	$(9,006)
8	JPPC	LME Aluminum Futures^	06/2017	(385,780)	(392,520)	(6,740)
1	JPPC	LME Copper Futures^	04/2017	(146,088)	(145,550)	538
15	JPPC	LME Copper Futures^	04/2017	(2,221,051)	(2,184,660)	36,391
15	JPPC	LME Copper Futures^	05/2017	(2,214,456)	(2,185,695)	28,761
14	JPPC	LME Copper Futures^	05/2017	(2,055,823)	(2,041,109)	14,714
6	JPPC	LME Copper Futures^	05/2017	(904,635)	(875,175)	29,460
7	JPPC	LME Copper Futures^	05/2017	(1,054,588)	(1,020,906)	33,682
4	JPPC	LME Copper Futures^	05/2017	(595,767)	(583,300)	12,467
1	JPPC	LME Copper Futures^	05/2017	(150,673)	(145,813)	4,860
9	JPPC	LME Copper Futures^	05/2017	(1,343,222)	(1,312,394)	30,828
34	JPPC	LME Copper Futures^	06/2017	(5,079,199)	(4,960,813)	118,386
49	JPPC	LME Copper Futures^	06/2017	(6,959,941)	(7,150,839)	(190,898)
5	JPPC	LME Copper Futures^	06/2017	(739,975)	(729,817)	10,158
92	JPPC	LME Copper Futures^	06/2017	(13,414,398)	(13,430,275)	(15,877)
1	JPPC	LME Copper Futures^	06/2017	(145,623)	(145,907)	(284)
1	JPPC	LME Copper Futures^	06/2017	(144,648)	(145,929)	(1,281)
2	JPPC	LME Copper Futures^	06/2017	(293,963)	(291,875)	2,088
9	JPPC	LME Nickel Futures^	04/2017	(543,131)	(537,975)	5,156
1	JPPC	LME Nickel Futures^	04/2017	(61,289)	(59,788)	1,501
4	JPPC	LME Nickel Futures^	04/2017	(232,537)	(239,589)	(7,052)
1	JPPC	LME Nickel Futures^	04/2017	(57,660)	(59,901)	(2,241)
5	JPPC	LME Nickel Futures^	04/2017	(283,823)	(299,524)	(15,701)
8	JPPC	LME Nickel Futures^	04/2017	(469,310)	(479,270)	(9,960)
1	JPPC	LME Zinc Futures^	06/2017	(70,000)	(69,168)	832
3	JPPC	LME Zinc Futures^	06/2017	(204,483)	(207,558)	(3,075)
2	JPPC	LME Zinc Futures^	06/2017	(135,284)	(138,381)	(3,097)
8	JPPC	LME Zinc Futures^	06/2017	(540,839)	(553,562)	(12,723)
2	JPPC	LME Zinc Futures^	06/2017	(133,448)	(138,400)	(4,952)
16	JPPC	LME Zinc Futures^	06/2017	(1,082,703)	(1,108,400)	(25,697)
1	JPPC	LME Zinc Futures^	06/2017	(70,822)	(69,262)	1,560
6	JPPC	LME Zinc Futures^	06/2017	(426,435)	(415,581)	10,854
8	JPPC	LME Zinc Futures^	06/2017	(567,518)	(554,200)	13,318
351	MSCL	Natural Gas Futures^	04/2017	(10,847,756)	(11,196,900)	(349,144)
47	MSCL	Soybean Oil Futures^	05/2017	(926,209)	(896,196)	30,013
112	MSCL	Wheat Futures^	05/2017	(2,371,432)	(2,388,400)	(16,968)
155	BARC	Amsterdam Index Futures	04/2017	(16,828,810)	(17,038,076)	(209,266)
384	BARC	CAC40 Index Futures	04/2017	(20,318,302)	(20,955,708)	(637,406)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
840	BARC	FTSE Bursa Malaysia KLCI Index Futures	04/2017	$(16,690,248)	$(16,575,076)	$115,172
870	JPMS	FTSE/JSE Top 40 Index Futures	06/2017	(29,232,885)	(29,679,054)	(446,169)
90	BARC	FTSE/MIB Index Futures	06/2017	(9,179,916)	(9,625,683)	(445,767)
306	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	06/2017	(7,749,172)	(7,946,545)	(197,373)
139	BARC	MSCI Singapore Index Futures	04/2017	(3,443,731)	(3,471,398)	(27,667)
6,675	BARC	S&P 500 E-Mini Futures	06/2017	(789,968,031)	(787,383,000)	2,585,031
773	BARC	SET50 Index Futures	06/2017	(4,467,050)	(4,455,899)	11,151
558	GSCO	10-Year Japanese Government Bond Futures	06/2017	(752,205,437)	(753,222,312)	(1,016,875)
114	JPMS	3-Month Euro Euribor Futures	09/2017	(30,486,351)	(30,493,491)	(7,140)
277	JPMS	3-Month Euro Euribor Futures	12/2017	(74,054,829)	(74,071,671)	(16,842)
411	JPMS	3-Month Euro Euribor Futures	03/2018	(109,786,505)	(109,860,331)	(73,826)
864	JPMS	3-Month Euro Euribor Futures	06/2018	(230,767,127)	(230,843,571)	(76,444)
961	JPMS	3-Month Euro Euribor Futures	09/2018	(256,534,319)	(256,644,702)	(110,383)
957	JPMS	3-Month Euro Euribor Futures	12/2018	(255,320,939)	(255,448,846)	(127,907)
530	JPMS	3-Month Euro Euribor Futures	03/2019	(141,324,428)	(141,407,540)	(83,112)
1,697	JPMS	90-Day EURODollar Futures	09/2017	(419,236,559)	(418,183,225)	1,053,334
1,366	JPMS	90-Day EURODollar Futures	12/2017	(336,572,184)	(336,206,750)	365,434
1,195	JPMS	90-Day EURODollar Futures	03/2018	(293,874,785)	(293,805,687)	69,098
584	JPMS	90-Day EURODollar Futures	06/2018	(143,557,034)	(143,401,200)	155,834
508	JPMS	90-Day EURODollar Futures	09/2018	(124,692,633)	(124,599,700)	92,933
497	JPMS	90-Day EURODollar Futures	12/2018	(121,792,101)	(121,752,575)	39,526
448	JPMS	90-Day EURODollar Futures	03/2019	(109,521,146)	(109,664,800)	(143,654)
707	JPMS	90-Day Sterling Futures	09/2017	(110,251,834)	(110,259,990)	(8,156)
87	JPMS	90-Day Sterling Futures	12/2017	(13,557,996)	(13,561,250)	(3,254)
3,944	JPMS	Australia 10-Year Bond Futures	06/2017	(379,692,113)	(387,041,182)	(7,349,069)
646	JPMS	Australia 3-Year Bond Futures	06/2017	(54,884,428)	(55,151,530)	(267,102)
1,211	GSCO	Canadian 10-Year Bond Futures	06/2017	(124,065,090)	(125,047,577)	(982,487)
154	JPMS	Canadian 3-Month Bank Acceptance Futures	06/2017	(28,654,696)	(28,671,260)	(16,564)
638	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2017	(118,718,324)	(118,744,952)	(26,628)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
514	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	$(95,548,830)	$(95,612,851)	$(64,021)
366	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2018	(68,022,893)	(68,030,699)	(7,806)
218	MSCL	CME Ultra Long Term U.S. Treasury Bond Futures	06/2017	(34,473,945)	(35,016,250)	(542,305)
80	JPMS	Euro CHF 3-Month LIFFE Futures	09/2017	(20,124,688)	(20,124,795)	(107)
56	JPMS	Euro CHF 3-Month LIFFE Futures	12/2017	(14,084,896)	(14,085,958)	(1,062)
31	JPMS	Euro CHF 3-Month LIFFE Futures	03/2018	(7,795,336)	(7,796,036)	(700)
1,027	GSCO	Euro-BTP Italian Government Bond Futures	06/2017	(141,671,864)	(143,184,434)	(1,512,570)
95	GSCO	Euro-Buxl 30-Year Bond Futures	06/2017	(16,808,338)	(17,082,882)	(274,544)
682	GSCO	Euro-OAT Futures	06/2017	(106,206,331)	(106,980,069)	(773,738)
1,734	GSCO	Long Gilt Futures	06/2017	(273,238,054)	(277,171,194)	(3,933,140)
681	MSCL	U.S. Treasury 2-Year Note Futures	06/2017	(147,057,217)	(147,404,578)	(347,361)
706	MSCL	U.S. Treasury 5-Year Note Futures	06/2017	(82,651,357)	(83,114,953)	(463,596)
261	MSCL	U.S. Treasury Long Bond Futures	06/2017	(38,714,177)	(39,370,219)	(656,042)

				(6,254,081,333)	(6,271,325,644)	(17,244,311)

				$(1,644,049,390)	$(1,653,158,201)	$(9,108,811)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	260,826,400	$199,072,262	$198,981,579	$(90,683)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	391,239,600	298,604,146	298,472,365	(131,781)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	926,000	287,065	290,471	3,406
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	549,000	170,605	172,212	1,607

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	180,114,898	$135,836,554	$135,589,082	$(247,472)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	269,087,665	202,936,371	202,567,079	(369,292)
Swiss Franc, Expiring 06/21/17	CITI	CHF	4,688,000	4,669,340	4,702,691	33,351
Swiss Franc, Expiring 06/21/17	JPMC	CHF	7,032,000	7,004,019	7,054,036	50,017
Chilean Peso, Expiring 06/21/17*	CITI	CLP	345,807,200	529,043	522,105	(6,938)
Chilean Peso, Expiring 06/21/17*	JPMC	CLP	164,389,800	247,336	248,198	862
Chinese Renminbi, Expiring 06/21/17	CITI	CNY	13,153,000	1,896,812	1,902,367	5,555
Columbian Peso, Expiring 06/21/17*	CITI	COP	10,066,795,000	3,415,669	3,464,237	48,568
Columbian Peso, Expiring 06/21/17*	JPMC	COP	9,864,252,000	3,332,343	3,394,536	62,193
Euro, Expiring 04/05/17	CITI	EUR	3,562	3,963	3,800	(163)
Euro, Expiring 06/21/17	CITI	EUR	85,034,400	91,108,222	91,058,916	(49,306)
Euro, Expiring 06/21/17	JPMC	EUR	127,551,600	136,661,925	136,588,374	(73,551)
British Pound, Expiring 06/21/17	CITI	GBP	33,208,600	41,691,511	41,687,021	(4,490)
British Pound, Expiring 06/21/17	JPMC	GBP	43,604,400	54,714,288	54,736,950	22,662
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	93,708,200	12,087,106	12,078,070	(9,036)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	134,596,800	17,361,349	17,348,207	(13,142)
Hungarian Forint, Expiring 06/21/17	CITI	HUF	339,267,600	1,166,444	1,176,038	9,594
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	508,901,400	1,749,731	1,764,059	14,328
Indonesian Rupiah, Expiring 06/21/17*	CITI	IDR	40,258,559,400	2,977,156	3,004,176	27,020
Indonesian Rupiah, Expiring 06/21/17*	JPMC	IDR	56,618,415,600	4,185,359	4,224,979	39,620
Israeli Shekel, Expiring 06/21/17	CITI	ILS	8,892,400	2,428,165	2,461,032	32,867
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	13,338,600	3,642,858	3,691,545	48,687
Indian Rupee, Expiring 06/21/17*	CITI	INR	1,376,671,200	20,819,336	21,088,762	269,426
Indian Rupee, Expiring 06/21/17*	JPMC	INR	2,065,006,800	31,229,041	31,633,140	404,099
Japanese Yen, Expiring 06/21/17	CITI	JPY	18,447,859,601	165,312,903	166,222,817	909,914
Japanese Yen, Expiring 06/21/17	JPMC	JPY	27,671,789,401	247,969,668	249,334,224	1,364,556
Korean Won, Expiring 06/21/17*	CITI	KRW	46,673,622,399	41,522,837	41,800,151	277,314
Korean Won, Expiring 06/21/17*	JPMC	KRW	69,312,168,600	61,678,704	62,074,868	396,164

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Mexican Peso, Expiring 06/21/17	CITI	MXN	1,455,797,800	$72,774,075	$76,816,883	$4,042,808
Mexican Peso, Expiring 06/21/17	JPMC	MXN	2,183,665,200	109,163,881	115,223,661	6,059,780
Norwegian Krone, Expiring 06/21/17	CITI	NOK	365,372,400	43,444,885	42,588,615	(856,270)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	548,058,599	65,166,996	63,882,919	(1,284,077)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	159,550,001	113,373,125	111,617,337	(1,755,788)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	239,324,997	170,058,513	167,426,003	(2,632,510)
Philippine Peso, Expiring 06/21/17*	CITI	PHP	77,484,000	1,533,219	1,535,676	2,457
Philippine Peso, Expiring 06/21/17*	JPMC	PHP	116,226,000	2,299,833	2,303,514	3,681
Poland Zloty, Expiring 06/21/17	CITI	PLN	122,658,800	30,166,265	30,909,464	743,199
Poland Zloty, Expiring 06/21/17	JPMC	PLN	183,988,200	45,247,336	46,364,198	1,116,862
Singapore Dollar, Expiring 06/21/17	CITI	SGD	2,197,600	1,564,735	1,571,965	7,230
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	3,296,400	2,347,079	2,357,946	10,867
Turkish Lira, Expiring 06/21/17	CITI	TRY	75,639,600	20,247,431	20,345,250	97,819
Turkish Lira, Expiring 06/21/17	JPMC	TRY	93,959,400	25,237,359	25,272,840	35,481
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	263,271,198	8,618,283	8,702,895	84,612
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	354,622,799	11,623,322	11,722,685	99,363
South African Rand, Expiring 06/21/17	CITI	ZAR	569,731,000	43,001,383	41,885,385	(1,115,998)
South African Rand, Expiring 06/21/17	JPMC	ZAR	848,093,998	64,014,867	62,350,027	(1,664,840)

				$2,626,194,718	$2,632,215,350	$6,020,632

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	(1,173,200)	$(894,781)	$(895,021)	$(240)
Australian Dollar, Expiring 06/21/17	JPMC	AUD	(1,759,800)	(1,341,496)	(1,342,532)	(1,036)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	(75,382,200)	(23,611,457)	(23,646,154)	(34,697)
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	(112,846,800)	(35,345,792)	(35,398,180)	(52,388)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	(101,476,072)	(75,901,003)	(76,390,392)	(489,389)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	(151,070,621)	(112,991,914)	(113,724,775)	(732,861)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Swiss Franc, Expiring 06/21/17	CITI	CHF	(164,051,200)	$(163,299,213)	$(164,565,286)	$(1,266,073)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(246,076,800)	(244,948,510)	(246,847,928)	(1,899,418)
Chilean Peso, Expiring 06/21/17*	CITI	CLP	(18,085,291,200)	(27,262,950)	(27,305,445)	(42,495)
Chilean Peso, Expiring 06/21/17*	JPMC	CLP	(27,127,936,800)	(40,894,370)	(40,958,164)	(63,794)
Chinese Renminbi, Expiring 06/21/17	CITI	CNY	(74,151,200)	(10,675,786)	(10,725,648)	(49,862)
Chinese Renminbi, Expiring 06/21/17	JPMC	CNY	(106,330,800)	(15,308,654)	(15,379,008)	(70,354)
Czech Republic Koruna, Expiring 06/21/17	CITI	CZK	(64,000,000)	(2,517,198)	(2,553,678)	(36,480)
Czech Republic Koruna, Expiring 06/21/17	JPMC	CZK	(96,000,000)	(3,775,792)	(3,830,517)	(54,725)
Euro, Expiring 04/05/17	CITI	EUR	(3,562)	(4,751)	(3,800)	951
Euro, Expiring 06/21/17	CITI	EUR	(205,638,403)	(218,540,934)	(220,207,468)	(1,666,534)
Euro, Expiring 06/21/17	JPMC	EUR	(308,397,602)	(327,746,016)	(330,246,950)	(2,500,934)
British Pound, Expiring 06/21/17	CITI	GBP	(141,956,802)	(175,522,190)	(178,199,507)	(2,677,317)
British Pound, Expiring 06/21/17	JPMC	GBP	(212,935,196)	(263,282,944)	(267,299,245)	(4,016,301)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(16,772,000)	(2,162,958)	(2,161,745)	1,213
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(969,000)	(124,940)	(124,895)	45
Hungarian Forint, Expiring 06/21/17	CITI	HUF	(6,158,331,600)	(21,292,138)	(21,347,272)	(55,134)
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	(9,237,497,400)	(31,938,448)	(32,020,907)	(82,459)
Indonesian Rupiah, Expiring 06/21/17*	CITI	IDR	(5,458,565,600)	(404,512)	(407,329)	(2,817)
Indonesian Rupiah, Expiring 06/21/17*	JPMC	IDR	(755,084,400)	(56,064)	(56,346)	(282)
Israeli Shekel, Expiring 06/21/17	CITI	ILS	(71,090,001)	(19,412,535)	(19,674,634)	(262,099)
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	(106,635,000)	(29,118,767)	(29,511,950)	(393,183)
Indian Rupee, Expiring 06/21/17*	CITI	INR	(458,454,400)	(6,782,966)	(7,022,908)	(239,942)
Indian Rupee, Expiring 06/21/17*	JPMC	INR	(687,681,600)	(10,174,435)	(10,534,362)	(359,927)
Japanese Yen, Expiring 06/21/17	CITI	JPY	(1,587,496,800)	(14,102,443)	(14,304,000)	(201,557)
Japanese Yen, Expiring 06/21/17	JPMC	JPY	(2,381,245,200)	(21,153,638)	(21,456,000)	(302,362)
Korean Won, Expiring 06/21/17*	CITI	KRW	(30,493,389,600)	(26,504,237)	(27,309,392)	(805,155)
Korean Won, Expiring 06/21/17*	JPMC	KRW	(34,640,084,400)	(30,066,264)	(31,023,105)	(956,841)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Mexican Peso, Expiring 06/21/17	CITI	MXN	(117,281,200)	$(6,077,730)	$(6,188,479)	$(110,749)
Mexican Peso, Expiring 06/21/17	JPMC	MXN	(111,550,800)	(5,761,750)	(5,886,108)	(124,358)
Norwegian Krone, Expiring 06/21/17	CITI	NOK	(138,375,600)	(16,260,216)	(16,129,365)	130,851
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	(207,563,400)	(24,391,491)	(24,194,049)	197,442
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	(48,050,800)	(33,468,650)	(33,615,181)	(146,531)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	(72,076,200)	(50,202,912)	(50,422,772)	(219,860)
Philippine Peso, Expiring 06/21/17*	CITI	PHP	(103,469,200)	(2,033,459)	(2,050,684)	(17,225)
Philippine Peso, Expiring 06/21/17*	JPMC	PHP	(131,560,800)	(2,584,313)	(2,607,440)	(23,127)
Poland Zloty, Expiring 06/21/17	CITI	PLN	(2,235,600)	(568,984)	(563,361)	5,623
Poland Zloty, Expiring 06/21/17	JPMC	PLN	(3,353,400)	(853,355)	(845,041)	8,314
Swedish Krona, Expiring 06/21/17	CITI	SEK	(720,342,800)	(80,403,374)	(80,701,415)	(298,041)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(1,080,514,198)	(120,603,917)	(121,052,125)	(448,208)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	(74,808,400)	(53,165,639)	(53,511,171)	(345,532)
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	(112,212,600)	(79,744,230)	(80,266,753)	(522,523)
Turkish Lira, Expiring 06/21/17	CITI	TRY	(30,310,400)	(8,062,955)	(8,152,775)	(89,820)
Turkish Lira, Expiring 06/21/17	JPMC	TRY	(45,465,600)	(12,091,302)	(12,229,163)	(137,861)
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	(43,281,397)	(1,431,163)	(1,430,744)	419
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	(39,936,600)	(1,321,956)	(1,320,175)	1,781
South African Rand, Expiring 06/21/17	CITI	ZAR	(194,695,400)	(14,775,619)	(14,313,582)	462,037
South African Rand, Expiring 06/21/17	JPMC	ZAR	(187,584,600)	(14,264,287)	(13,790,812)	473,475

				(2,485,227,398)	(2,505,745,738)	(20,518,340)

				$140,967,320	$126,469,612	$(14,497,708)

*	Non-deliverable forward (See Note 4).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	24-25 months maturity ranging from 11/26/2018-12/27/2018	$499,371

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Convertible Bonds

Germany
Bayer Capital Corp. BV 5.63%, 11/22/2019	$34,000,000	$41,692,139	$1,221,559

	SHARES
Short Positions

Common Stocks

Germany
Bayer AG	(282,044)	(32,072,762)	(422,522)

Total of Long and Short Positions			799,037

Net Cash and Other Receivables/ (Payables) (b)			(299,666)

Swaps, at Value			$499,371

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity 12/22/2017	$7,075,034

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Germany
TUI AG	211,022	$2,630,007	$292,281

Isle of Man
Paysafe Group plc	84,795	422,712	74,394

Luxembourg
B&M European Value Retail SA	128,150	488,931	(7,772)

South Africa
Investec plc	1,011,219	6,037,137	858,221
Mondi plc	186,398	3,835,133	668,496

			1,526,717

Switzerland
Coca-Cola HBC AG	101,532	2,077,935	543,228
IWG plc	453,849	1,644,915	168,228
Wolseley plc	50,643	2,799,615	388,944

			1,100,400

United Kingdom
AA plc	27,822	90,440	2,214
Amec Foster Wheeler plc	220,569	1,239,258	235,889
Ashtead Group plc	186,802	3,839,246	27,421
ASOS plc	21,422	1,428,837	191,173
AstraZeneca plc	42,289	2,372,427	227,798
BAE Systems plc	71,013	468,941	102,586
Barclays plc	1,480,378	3,967,834	210,950
Barratt Developments plc	1,540,503	8,874,624	1,677,862
Bellway plc	145,115	4,126,022	790,873
Berkeley Group Holdings plc	5,423	185,721	32,335
Booker Group plc	441,450	982,678	97,080
Britvic plc	56,467	446,394	11,838
BT Group plc	102,836	518,122	(107,486)
Centrica plc	256,774	725,878	(26,685)
Close Brothers Group plc	263,717	4,312,961	770,683
Compass Group plc	101,599	1,834,444	83,766
DCC plc	71,557	6,006,939	292,396
Diageo plc	11,279	326,555	(3,578)
Direct Line Insurance Group plc	792,489	3,498,136	(50,144)
Dixons Carphone plc	1,507,237	6,432,511	(429,331)
DS Smith plc	625,024	3,071,795	328,645
GKN plc	913,007	3,514,544	643,990
GlaxoSmithKline plc	461,927	9,691,357	(86,537)
Halma plc	6,680	78,076	7,643
Hays plc	869,350	1,299,382	410,706
Howden Joinery Group plc	283,831	1,463,181	78,742
HSBC Holdings plc	499,923	3,913,035	164,761
Imperial Brands plc	70,873	3,544,708	(109,942)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Inchcape plc	595,358	$5,053,838	$1,223,016
Indivior plc	311,242	1,247,123	9,522
Informa plc	243,390	2,092,278	(102,846)
InterContinental Hotels Group plc	52,250	2,481,361	77,788
Intermediate Capital Group plc	771,833	6,152,326	684,617
International Consolidated Airlines Group SA	247,234	1,474,655	163,848
John Wood Group plc	116,096	979,553	129,525
Johnson Matthey plc	30,004	1,280,505	(122,889)
Jupiter Fund Management plc	115,408	617,388	(1,633)
Kingfisher plc	1,277,149	5,356,051	(130,475)
Legal & General Group plc	882,954	2,745,059	(11,046)
Lloyds Banking Group plc	4,665,993	3,215,012	665,607
Man Group plc	1,369,816	2,011,435	519,222
Micro Focus International plc	117,899	3,036,671	326,320
NEX Group plc	48,246	492,147	(148,282)
Old Mutual plc	1,024,216	2,696,071	(118,452)
Persimmon plc	460,544	9,950,182	2,132,931
Prudential plc	64,273	1,341,447	16,211
Reckitt Benckiser Group plc	26,282	2,405,421	(6,093)
Rentokil Initial plc	920,589	2,477,351	369,805
Royal Mail plc	1,124,559	6,850,567	(861,121)
RPC Group plc	107,289	1,318,299	(268,367)
RSA Insurance Group plc	96,618	695,948	13,605
Sage Group plc (The)	459,430	4,110,366	(481,124)
Severn Trent plc	63,057	1,775,613	105,318
Smith & Nephew plc	99,037	1,535,959	(28,041)
Smiths Group plc	35,767	645,361	81,370
Spectris plc	34,306	910,506	162,083
SSE plc	30,991	582,048	(9,301)
St James’s Place plc	31,998	429,503	(3,580)
Standard Life plc	110,006	496,328	(7,202)
Tate & Lyle plc	764,692	6,809,338	518,420
Taylor Wimpey plc	3,685,339	7,087,069	1,826,968
UBM plc	240,752	2,064,893	240,401
William Hill plc	881,116	3,476,796	(263,520)
Wm Morrison Supermarkets plc	2,404,079	6,119,377	1,115,170
WPP plc	407,498	8,707,920	224,060

			13,617,483

Total of Long Equity Positions			16,603,503

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks

Australia
BHP Billiton plc	(102,034)	$(1,611,035)	$37,271

Chile
Antofagasta plc	(1,461,914)	(10,244,841)	(5,018,482)

Jordan
Hikma Pharmaceuticals plc	(294,064)	(6,996,829)	(307,501)

Netherlands
Royal Dutch Shell plc	(199,212)	(5,133,807)	(117,077)

South Africa
Mediclinic International plc	(292,673)	(2,745,285)	131,218

Switzerland
Glencore plc	(120,963)	(356,818)	(117,786)

United Kingdom
Aberdeen Asset Management plc	(809,536)	(3,213,182)	526,831
Admiral Group plc	(403,327)	(10,954,403)	904,731
Aggreko plc	(807,344)	(11,024,805)	2,095,981
Anglo American plc	(45,981)	(722,665)	20,122
Associated British Foods plc	(250,309)	(8,328,681)	152,162
Auto Trader Group plc	(192,395)	(955,836)	11,587
Aviva plc	(449,766)	(2,460,153)	(541,165)
Babcock International Group plc	(52,244)	(597,383)	20,109
Balfour Beatty plc	(4,853)	(16,031)	(336)
British American Tobacco plc	(123,820)	(7,473,521)	(741,447)
BTG plc	(401,942)	(3,312,589)	358,612
Bunzl plc	(35,868)	(1,057,607)	15,086
Burberry Group plc	(113,059)	(1,948,448)	(491,443)
Capita plc	(994,624)	(8,575,242)	1,531,549
Cobham plc	(2,376,719)	(4,282,643)	320,159
Croda International plc	(69,656)	(2,906,645)	(204,637)
Daily Mail & General Trust plc	(14,288)	(128,378)	(687)
Drax Group plc	(301,282)	(1,290,161)	60,893
easyJet plc	(265,864)	(3,393,559)	(24,589)
Essentra plc	(667,072)	(4,053,948)	(328,234)
Experian plc	(84,661)	(1,663,217)	(63,973)
G4S plc	(132,036)	(472,208)	(31,129)
Greene King plc	(197,211)	(1,805,266)	74,131
Hargreaves Lansdown plc	(726,208)	(11,724,589)	(104,733)
Henderson Group plc	(555,891)	(1,635,261)	12,275

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Hiscox Ltd.	(55,088)	$(727,121)	$(27,977)
IMI plc	(160,507)	(2,097,471)	(303,898)
Inmarsat plc	(1,152,483)	(10,703,684)	(1,574,549)
Intertek Group plc	(73,395)	(3,338,596)	(274,109)
ITV plc	(3,347,544)	(8,003,693)	(1,185,873)
J Sainsbury plc	(714,876)	(2,011,660)	(356,140)
Just Eat plc	(624,161)	(4,322,674)	(98,102)
Marks & Spencer Group plc	(776,051)	(3,262,532)	(15,411)
Meggitt plc	(247,264)	(1,427,664)	47,613
Merlin Entertainments plc	(323,296)	(1,868,805)	(74,541)
Next plc	(104,166)	(6,115,007)	479,954
Ocado Group plc	(373,478)	(1,200,579)	74,120
Pearson plc	(430,909)	(4,270,849)	596,551
Pennon Group plc	(643,251)	(6,841,128)	(264,523)
Petrofac Ltd.	(200,596)	(2,182,744)	(134,408)
Playtech plc	(54,640)	(619,185)	(18,330)
Provident Financial plc	(50,994)	(1,837,523)	(78,522)
Rightmove plc	(11,373)	(566,156)	(1,989)
Rio Tinto plc	(43,147)	(1,507,232)	(230,198)
Rolls-Royce Holdings plc	(290,155)	(2,808,777)	67,665
Rotork plc	(1,596,617)	(4,384,571)	(482,253)
Royal Bank of Scotland Group plc	(2,812,692)	(6,658,468)	(1,870,314)
Schroders plc	(70,635)	(2,342,825)	(337,895)
Spirax-Sarco Engineering plc	(23,424)	(1,226,261)	(174,032)
Sports Direct International plc	(176,242)	(635,303)	(46,655)
Stagecoach Group plc	(30,185)	(81,443)	2,334
Standard Chartered plc	(49,438)	(435,572)	(37,299)
Tesco plc	(590,265)	(1,325,937)	(47,824)
Thomas Cook Group plc	(771,224)	(649,740)	(174,281)
Travis Perkins plc	(63,177)	(1,159,098)	(39,432)
United Utilities Group plc	(197,551)	(2,371,651)	(88,052)
Vodafone Group plc	(63,053)	(152,940)	(11,375)
Weir Group plc (The)	(108,377)	(2,002,500)	(604,529)
Whitbread plc	(105,603)	(5,111,332)	(128,648)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Worldpay Group plc	(162,962)	$(590,051)	$(12,456)

			(3,853,523)

Total of Short Equity Positions			(9,245,880)

Total of Long and Short Equity Positions			7,357,623

Net Cash and Other Receivables/(Payables) (b)			(282,589)

Swaps, at Value			$7,075,034

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 12/22/2017	$13,322,284

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

France
Arkema SA	55,359	$5,056,630	$392,955
Atos SE	176,013	16,624,290	5,127,508
BNP Paribas SA	54,575	2,568,503	1,063,140
Bouygues SA	7,329	282,736	15,150
Capgemini SA	15,791	1,447,186	10,412
Casino Guichard Perrachon SA	11,781	621,475	36,767
Cie de Saint-Gobain	69,926	2,852,141	735,541
Cie Generale des Etablissements Michelin	109,019	10,819,403	2,428,350
CNP Assurances	250,281	3,918,985	1,170,590
Eiffage SA	42,367	3,109,703	205,913
Faurecia	161,541	6,047,377	1,622,402
Imerys SA	3,991	269,828	68,657
Ipsen SA	37,701	2,456,225	1,313,200
Lagardere SCA	368,957	8,995,102	1,857,882
Legrand SA	1,366	78,576	3,654
Orange SA	281,910	4,100,109	276,708
Peugeot SA	740,110	10,738,872	4,135,488
Renault SA	32,616	2,670,327	163,100
Rexel SA	266,432	3,945,094	882,021
Sanofi	27,812	2,370,980	143,093
Schneider Electric SE	33,251	2,184,074	258,836
SCOR SE	85,454	2,413,465	816,104
SEB SA	6,498	853,960	53,661
Societe BIC SA	15,060	2,131,806	(255,542)
Societe Generale SA	47,514	1,832,592	574,720
Sodexo SA	30,662	3,389,353	213,322
Teleperformance	61,355	5,728,010	896,440
Thales SA	102,653	8,887,917	1,027,967
Ubisoft Entertainment SA	78,187	2,648,639	685,992
Valeo SA	140,908	6,968,686	2,404,758

			28,328,789

Total of Long Equity Positions			28,328,789

Short Positions

Common Stocks

France
Accor SA	(331,231)	(13,015,586)	(761,691)
Aeroports de Paris	(15,315)	(1,580,728)	(311,373)
Air France-KLM	(43,940)	(226,537)	(105,849)
Air Liquide SA	(88,242)	(8,859,142)	(1,216,217)
Airbus SE	(16,047)	(1,072,365)	(151,408)
Alstom SA	(70,017)	(1,669,031)	(421,248)
AXA SA	(31,995)	(767,536)	(59,080)
Bollore SA (LSE)	(996,708)	(3,452,408)	(405,513)
Bollore SA	(614)	(20)	(2,316)
Bureau Veritas SA	(241,899)	(4,982,600)	(116,285)
Carrefour SA	(260,941)	(6,182,769)	34,696

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Cie Plastic Omnium SA	(775)	$(26,449)	$(1,722)
Danone SA	(11,033)	(815,531)	65,012
Edenred	(379,903)	(8,261,413)	`(705,166)
Electricite de France SA	(323,568)	(3,463,401)	744,657
Engie SA	(707)	(9,026)	(965)
Essilor International SA	(53,692)	(6,382,414)	(136,393)
Eutelsat Communications SA	(175,233)	(3,265,508)	(640,003)
Groupe Eurotunnel SE	(673,368)	(6,544,290)	(224,365)
Hermes International	(13,852)	(5,678,311)	(879,014)
Iliad SA	(12,271)	(2,602,816)	(137,695)
Ingenico Group SA	(79,177)	(7,030,067)	(437,615)
JCDecaux SA	(131,387)	(4,147,265)	(467,396)
Kering	(13,295)	(2,406,624)	(1,029,667)
L’Oreal SA	(40,163)	(7,204,812)	(520,044)
LVMH Moet Hennessy Louis Vuitton SE	(14,562)	(2,353,049)	(847,569)
Natixis SA	(140,886)	(772,975)	(94,343)
Orpea	(13,007)	(1,056,025)	(192,077)
Pernod Ricard SA	(72,307)	(7,891,295)	(656,894)
Publicis Groupe SA	(1,250)	(89,245)	1,970
Remy Cointreau SA	(76,884)	(6,347,158)	(1,174,440)
Safran SA	(8,842)	(637,941)	(21,973)
SFR Group SA	(24,619)	(707,384)	(65,757)
Suez	(69,939)	(1,042,154)	(61,628)
TOTAL SA	(94,755)	(4,152,331)	(638,805)
Veolia Environnement SA	(218,242)	(3,620,368)	(472,078)
Vivendi SA	(127,097)	(2,365,115)	(100,395)
Zodiac Aerospace	(215,480)	(4,564,703)	(821,538)

			(13,032,187)

Luxembourg
Eurofins Scientific SE	(4,409)	(1,682,062)	(235,321)
SES SA	(292,095)	(6,229,671)	(561,240)

			(796,561)

United Kingdom
TechnipFMC plc	(195,086)	(5,487,953)	(878,368)

Total of Short Equity Positions			(14,707,116)

Total of Long and Short Equity Positions			13,621,673

Net Cash and Other Receivables/ (Payables) (b)			(299,389)

Swaps, at Value			$13,322,284

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity 12/20/2017	$358,332

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Canada
Entertainment One Ltd.	1,120,987	$3,072,970	$360,917

Net Cash and Other Receivables/ (Payables) (b)			(2,585)

Swaps, at Value			$358,332

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	85 months maturity 11/22/2021	$(174,804)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Canada
Agrium, Inc.	140,522	$12,769,234	$657,643

United States
Alere, Inc.	202,109	8,615,907	(586,116)
Cardinal Financial Corp.	86,273	2,213,765	369,248
CST Brands, Inc.	684,473	32,615,139	301,168
EverBank Financial Corp.	615,114	11,834,793	147,627

			231,927

Total of Long Equity Positions			889,570

Short Positions

Common Stocks

Canada
Potash Corp. of Saskatchewan, Inc.	(783,400)	(12,487,396)	(893,076)

United States
United Bankshares, Inc.	(61,099)	(2,280,215)	(301,218)

Total of Short Equity Positions			(1,194,294)

Total of Long and Short Equity Positions			(304,724)

Net Cash and Other Receivables/ (Payables) (b)			129,920

Swaps, at Value			$(174,804)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CHF/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	25 months maturity 09/20/2017	$4,320,098

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Switzerland
Syngenta AG	70,562	$26,838,272	$4,324,771

Net Cash and Other Receivables/ (Payables) (b)			(4,673)

Swaps, at Value			$4,320,098

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	57 months maturity 11/19/2021	$3,715,921

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

China
AAC Technologies Holdings, Inc.	256,500	$2,843,221	$160,148
Agricultural Bank of China Ltd.	3,712,000	1,729,077	(17,184)
ANTA Sports Products Ltd.	260,000	801,321	(81,980)
AviChina Industry & Technology Co. Ltd.	1,315,000	922,195	(9,812)
Bank of China Ltd.	2,235,000	1,141,738	(30,314)
Bank of Communications Co. Ltd.	2,008,000	1,599,388	(36,329)
Beijing Capital International Airport Co. Ltd.	1,960,000	2,353,056	(6,949)
Beijing Enterprises Holdings Ltd.	430,000	2,376,510	(150,888)
Belle International Holdings Ltd.	510,000	355,700	(23,991)
China Cinda Asset Management Co. Ltd.	9,181,000	3,780,476	(209,786)
China CITIC Bank Corp. Ltd.	2,393,000	1,635,073	(47,347)
China Communications Services Corp. Ltd.	2,610,000	1,853,949	(144,641)
China Conch Venture Holdings Ltd.	14,000	27,743	(241)
China Construction Bank Corp.	6,666,000	5,523,928	(153,080)
China Everbright Bank Co. Ltd.	82,000	42,629	(2,524)
China Galaxy Securities Co. Ltd.	2,530,500	2,481,221	(144,487)
China Huarong Asset Management Co. Ltd.	175,000	69,354	2,296
China Longyuan Power Group Corp. Ltd.	238,000	199,372	(14,246)
China Medical System Holdings Ltd.	223,000	377,607	18,008
China Mobile Ltd.	622,775	6,983,819	(134,849)
China Petroleum & Chemical Corp.	5,230,000	4,024,210	232,835
China Power International Development Ltd.	1,601,000	648,964	(53,452)
China Resources Power Holdings Co. Ltd.	1,754,000	3,236,498	(70,002)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Shenhua Energy Co. Ltd.	1,017,500	$2,154,831	$212,623
China State Construction International Holdings Ltd.	40,000	70,821	780
China Telecom Corp. Ltd.	1,044,000	510,483	(512)
Chongqing Rural Commercial Bank Co. Ltd.	1,415,000	1,019,654	(63,698)
CITIC Ltd.	55,000	79,689	(1,196)
CSPC Pharmaceutical Group Ltd.	2,868,000	3,749,466	7,942
Dongfeng Motor Group Co. Ltd.	1,734,000	1,992,496	(43,309)
Far East Horizon Ltd.	707,000	671,382	(7,174)
Geely Automobile Holdings Ltd.	4,055,000	5,864,391	350,131
GOME Electrical Appliances Holding Ltd.	4,904,000	662,580	6,505
Great Wall Motor Co. Ltd.	583,500	663,716	1,297
Guangdong Investment Ltd.	1,606,000	2,359,977	(69,949)
Industrial & Commercial Bank of China Ltd.	6,494,000	4,311,780	(62,442)
Jiangxi Copper Co. Ltd.	265,000	449,442	(36,501)
People’s Insurance Co. Group of China Ltd. (The)	10,161,000	4,367,004	(152,617)
PICC Property & Casualty Co. Ltd.	2,268,000	3,718,065	(217,559)
Semiconductor Manufacturing International Corp.	363,900	501,051	(49,961)
Shanghai Industrial Holdings Ltd.	190,000	569,659	(10,636)
Shenzhou International Group Holdings Ltd.	48,000	321,798	(18,859)
Sinopec Engineering Group Co. Ltd.	1,299,000	1,292,019	41,678
Sinopec Shanghai Petrochemical Co. Ltd.	8,203,000	4,612,625	(59,960)
Sinopharm Group Co. Ltd.	195,200	939,402	(33,191)
Sinotrans Ltd.	1,517,000	733,966	(25,069)
Sunny Optical Technology Group Co. Ltd.	412,000	2,966,099	49,068

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
TravelSky Technology Ltd.	596,000	$1,415,723	$(7,446)
Want Want China Holdings Ltd.	1,208,000	808,284	28,301
Weichai Power Co. Ltd.	1,266,000	2,362,154	(125,831)
Zhejiang Expressway Co. Ltd.	978,000	1,209,343	69,912
Zhuzhou CRRC Times Electric Co. Ltd.	375,000	2,094,196	(99,026)

			(1,235,514)

Hong Kong
Nine Dragons Paper Holdings Ltd.	1,495,000	1,673,646	(65,265)
Sino Biopharmaceutical Ltd.	4,262,999	3,636,812	(126,224)
Sun Art Retail Group Ltd.	1,185,500	1,102,898	8,541

			(182,948)

Total of Long Equity Positions			(1,418,462)

Short Positions

Common Stocks
China
3SBio, Inc.	(1,175,000)	(1,481,719)	29,906
Anhui Conch Cement Co. Ltd.	(308,000)	(1,117,652)	70,130
Beijing Enterprises Water Group Ltd.	(3,508,000)	(2,667,771)	67,346
Brilliance China Automotive Holdings Ltd.	(3,014,000)	(5,165,866)	123,778
CGN Power Co. Ltd.	(17,130,000)	(5,290,021)	(4,006)
China Coal Energy Co. Ltd.	(3,300,000)	(1,707,000)	41,543
China Communications Construction Co. Ltd.	(2,670,000)	(3,710,375)	(58,452)
China Life Insurance Co. Ltd.	(1,404,000)	(4,525,660)	230,083
China Merchants Bank Co. Ltd.	(386,000)	(1,067,893)	46,395
China Minsheng Banking Corp. Ltd.	(2,247,000)	(2,541,541)	139,575
China National Building Material Co. Ltd.	(1,984,000)	(1,437,375)	159,489
China Oilfield Services Ltd.	(6,078,000)	(6,139,560)	301,667
China Pacific Insurance Group Co. Ltd.	(408,400)	(1,550,292)	74,198

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Railway Construction Corp. Ltd.	(644,500)	$(950,383)	$35,808
China Resources Gas Group Ltd.	(382,000)	(1,381,254)	28,308
China Southern Airlines Co. Ltd.	(5,224,000)	(3,508,786)	(109,335)
China Taiping Insurance Holdings Co. Ltd.	(1,170,800)	(3,013,142)	175,897
China Unicom Hong Kong Ltd.	(2,278,000)	(3,019,121)	(40,514)
CITIC Securities Co. Ltd.	(1,008,500)	(2,200,920)	123,225
Cosco Shipping Development Co. Ltd.	(6,674,000)	(1,520,053)	24,654
COSCO SHIPPING Ports Ltd.	(444,000)	(483,332)	(7,005)
CRRC Corp. Ltd.	(1,500,000)	(1,493,923)	35,511
Fosun International Ltd.	(3,631,000)	(5,859,206)	396,463
GF Securities Co. Ltd.	(872,400)	(1,928,607)	99,788
Haitong Securities Co. Ltd.	(1,465,600)	(2,700,653)	221,384
Hengan International Group Co. Ltd.	(10,500)	(90,125)	11,985
Huaneng Power International, Inc.	(924,000)	(686,074)	68,714
Huaneng Renewables Corp. Ltd.	(1,704,000)	(611,753)	21,624
Huatai Securities Co. Ltd.	(1,764,400)	(3,587,205)	151,316
Jiangsu Expressway Co. Ltd.	(280,000)	(395,595)	(6,628)
Kingsoft Corp. Ltd.	(19,000)	(46,057)	(6,321)
Lenovo Group Ltd.	(3,122,000)	(1,952,327)	(105,713)
New China Life Insurance Co. Ltd.	(542,300)	(2,721,543)	135,614
PetroChina Co. Ltd.	(306,000)	(230,737)	6,568
Shandong Weigao Group Medical Polymer Co. Ltd.	(816,000)	(502,898)	(81,237)
Shanghai Electric Group Co. Ltd.	(3,052,000)	(1,606,254)	93,131
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(450,500)	(1,623,073)	(34,859)
Shanghai Pharmaceuticals Holding Co. Ltd.	(325,400)	(866,722)	14,300
Tingyi Cayman Islands Holding Corp.	(2,012,000)	(2,309,213)	(217,511)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Yanzhou Coal Mining Co. Ltd.	(3,834,000)	$(3,063,680)	$81,526

			2,338,345

Hong Kong
Alibaba Pictures Group Ltd.	(2,430,000)	(440,877)	33
China Gas Holdings Ltd.	(2,426,000)	(3,933,275)	24,400
GCL-Poly Energy Holdings Ltd.	(8,360,000)	(1,151,054)	42,478
Haier Electronics Group Co. Ltd.	(50,000)	(101,643)	(12,954)

			53,957

Total of Short Equity Positions			2,392,302

Total of Long and Short Equity Positions			973,840

Net Cash and Other Receivables/ (Payables) (b)			2,742,081

Swaps, at Value			$3,715,921

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	57 months maturity 11/19/2021	$(1,357,452)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Poland
Eurocash SA	161,543	$1,303,218	$(3,622)
Jastrzebska Spolka Weglowa SA	91,988	1,661,201	(205,444)
PGE Polska Grupa Energetyczna SA	536,497	1,614,072	(73,107)
Polski Koncern Naftowy ORLEN SA	126,447	3,426,756	(237,508)
Polskie Gornictwo Naftowe i Gazownictwo SA	1,116,056	1,736,862	(71,581)
Tauron Polska Energia SA	375,665	298,165	22,820

			(568,442)

Total of Long Equity Positions			(568,442)

Short Positions

Common Stocks
Poland
Alior Bank SA	(53,762)	(1,020,520)	51,846
Bank Pekao SA	(60,908)	(2,136,409)	108,905
Bank Zachodni WBK SA	(13,050)	(1,149,760)	23,740
LPP SA	(257)	(451,063)	10,932
mBank SA	(4,344)	(437,742)	28,758
Orange Polska SA	(1,156,302)	(1,382,454)	33,548
Powszechny Zaklad Ubezpieczen SA	(149,534)	(1,435,580)	124,242

			381,971

Total of Short Equity Positions			381,971

Total of Long and Short Equity Positions			(186,471)

Net Cash and Other Receivables/ (Payables) (b)			(1,170,981)

Swaps, at Value			$(1,357,452)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	57 months maturity ranging from 11/19/2021 - 11/22/2021	$4,790,683

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Brazil
AES Tiete SA	272,200	$1,299,709	$(108,519)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	234,200	1,374,991	68,093
Braskem SA (Preference)	116,100	1,160,371	17,095
Centrais Eletricas Brasileiras SA	161,500	990,864	(108,717)
Centrais Eletricas Brasileiras SA (Preference)	197,400	1,428,783	(37,159)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	188,899	1,926,770	39,669
Cia Energetica de Minas Gerais, ADR	134,589	497,979	(55,181)
EDP - Energias do Brasil SA	450,500	1,960,792	46,643
Engie Brasil Energia SA	41,500	494,385	(25,512)
Equatorial Energia SA	157,900	2,869,168	96,059
Itausa - Investimentos Itau SA (Preference)	255,710	805,462	(29,494)
Hypermarcas SA	190,700	1,792,223	(25,693)
JBS SA	624,993	2,160,095	(121,770)
Lojas Renner SA	165,500	1,408,656	60,999
M Dias Branco SA	28,300	1,162,317	(7,031)
Porto Seguro SA	43,000	392,336	(2,113)
Qualicorp SA	502,700	3,038,876	277,023
Sul America SA	132,797	730,991	(23,017)

			61,375

Chile
Banco de Chile, ADR	386	27,313	540
Enel Americas SA, ADR	211,852	2,118,520	82,622
Enel Generacion Chile SA, ADR	7,662	163,890	6,513

			89,675

Mexico
Cemex SAB de CV, ADR	81,247	742,598	(5,687)
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,026	553,368	31,757
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,160	194,810	6,148

			32,218

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa
AngloGold Ashanti Ltd., ADR	80,656	$871,891	$(3,226)

South Korea
BNK Financial Group, Inc.	32,441	271,095	(4,937)
CJ E&M Corp.	7,832	542,980	52,255
Daelim Industrial Co. Ltd.	19,229	1,430,038	(38,652)
DGB Financial Group, Inc.	62,599	650,430	(43,567)
Dongbu Insurance Co. Ltd.	60,891	3,403,025	82,532
Doosan Heavy Industries & Construction Co. Ltd.	15,627	344,779	(9,967)
Hana Financial Group, Inc.	76,478	2,711,914	(188,291)
Hanwha Chemical Corp.	60,345	1,328,727	96,758
Hanwha Corp.	82,806	2,592,150	66,485
Hanwha Life Insurance Co. Ltd.	309,639	1,722,270	(49,950)
Hyosung Corp.	16,884	1,881,226	164,802
Hyundai Department Store Co. Ltd.	9,912	818,659	76,447
Hyundai Development Co-Engineering & Construction	91,056	3,281,188	31,158
Hyundai Engineering & Construction Co. Ltd.	52,118	2,299,764	9,149
Hyundai Glovis Co. Ltd.	9,289	1,219,805	1,834
Hyundai Marine & Fire Insurance Co. Ltd.	158,447	4,665,769	293,515
Hyundai Mobis Co. Ltd.	11,724	2,514,100	7,933
Hyundai Steel Co.	14,383	805,097	(51,908)
Industrial Bank of Korea	90,969	1,029,671	(38,031)
KB Financial Group, Inc.	75,466	3,463,488	(156,080)
Kia Motors Corp.	78,805	2,567,948	43,861
Korea Electric Power Corp.	72,635	2,848,620	174,837
Korea Gas Corp.	2,524	104,678	(3,104)
Korea Zinc Co. Ltd.	2,757	1,020,298	45,585
KT Corp.	15,906	450,800	3,228
LG Corp.	45,742	2,693,918	179,284
LG Display Co. Ltd.	56,264	1,393,104	130,542
LG Uplus Corp.	149,165	1,886,244	22,823
Lotte Chemical Corp.	14,715	4,886,132	(10,014)
NCSoft Corp.	4,822	1,245,102	69,980

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Korea (continued)
POSCO	11,467	$2,955,857	$22,421
Posco Daewoo Corp.	108,761	2,269,761	50,495
Samsung Card Co. Ltd.	47,371	1,704,912	(43,422)
Samsung Electronics Co. Ltd.	3,098	5,807,808	(106,201)
Samsung Life Insurance Co. Ltd.	16,717	1,685,226	(63,546)
Shinhan Financial Group Co. Ltd.	22,419	986,289	(52,155)
SK Hynix, Inc.	128,786	5,324,089	492,788
SK Innovation Co. Ltd.	54,968	7,995,964	194,650
SK Networks Co. Ltd.	254,768	1,712,196	(9,936)
SK Telecom Co. Ltd.	31,228	6,903,657	152,323
Woori Bank	273,699	3,352,108	(172,537)

			1,423,387

Taiwan
Cathay Financial Holding Co. Ltd.	790,000	1,317,894	(49,870)
China Life Insurance Co. Ltd.	1,819,960	1,821,656	(21,887)
Feng TAY Enterprise Co. Ltd.	149,467	635,583	(39,971)
Formosa Petrochemical Corp.	21,000	73,156	197
Foxconn Technology Co. Ltd.	443,217	1,362,785	(11,452)
Fubon Financial Holding Co. Ltd.	1,247,297	2,150,126	(115,727)
Hon Hai Precision Industry Co. Ltd.	1,019,700	3,048,610	9,560
Lite-On Technology Corp.	491,945	872,166	(24,220)
Micro-Star International Co. Ltd.	409,000	953,885	(2,087)
Nien Made Enterprise Co. Ltd.	146,000	1,399,277	(37,519)
Novatek Microelectronics Corp.	81,000	307,345	6,347
Pegatron Corp.	990,000	2,752,563	178,178
Phison Electronics Corp.	316,000	2,754,657	82,355
Pou Chen Corp.	344,000	473,722	2,375
Powertech Technology, Inc.	928,000	2,625,714	74,823
Realtek Semiconductor Corp.	653,000	2,360,254	(25,433)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,618	150,501	1,155

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Uni-President Enterprises Corp.	1,116,000	$2,120,917	$(28,702)
Wistron Corp.	1,846,412	1,582,388	109,455

			107,577

Total of Long Common Stocks			1,711,006

Total of Long Equity Positions			1,711,006

Short Positions

Common Stocks
Brazil
Banco Bradesco SA, ADR	(33,371)	(337,381)	(4,338)
Banco do Brasil SA	(95,700)	(1,012,328)	(19,995)
BB Seguridade Participacoes SA	(94,200)	(891,378)	12,748
BRF SA	(11,700)	(139,947)	(4,351)
Cia Brasileira de Distribuicao (Preference)	(170,000)	(3,126,853)	(136,739)
Cia Siderurgica Nacional SA	(98,500)	(337,577)	50,943
Duratex SA	(159,100)	(423,695)	(43,858)
Embraer SA, ADR	(33,682)	(800,958)	57,259
Fibria Celulose SA, ADR	(420,085)	(3,742,957)	(96,620)
Itau Unibanco Holding SA, ADR	(48,705)	(596,149)	8,280
Petroleo Brasileiro SA (Preference)	(554,600)	(2,353,091)	(213,879)
Suzano Papel e Celulose SA (Preference)	(18,600)	(76,938)	(1,844)
Telefonica Brasil SA, ADR	(157,650)	(2,336,373)	(4,729)
TIM Participacoes SA, ADR	(206,966)	(3,369,406)	62,090
Ultrapar Participacoes SA	(3,500)	(78,425)	(1,646)

			(336,679)

Chile
Banco Santander Chile, ADR	(17,964)	(433,471)	(17,066)
Latam Airlines Group SA, ADR	(8,161)	(96,055)	(7,345)
Sociedad Quimica y Minera de Chile SA, ADR	(53,185)	(1,797,653)	(30,315)

			(54,726)

Mexico
America Movil SAB de CV, ADR	(35,046)	(489,242)	(7,360)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
Grupo Financiero Santander Mexico SAB de CV, ADR	(469,561)	$(3,883,269)	$(356,866)
Grupo Televisa SAB, ADR	(98,033)	(2,589,052)	46,076

			(318,150)

South Africa
Gold Fields Ltd., ADR	(83,972)	(291,383)	(5,038)

South Korea
Amorepacific Corp.	(10,969)	(2,745,039)	(8,432)
BGF retail Co. Ltd.	(31,450)	(2,822,810)	(131,055)
Cheil Worldwide, Inc.	(3,344)	(55,149)	(1,680)
CJ CheilJedang Corp.	(6,254)	(1,941,154)	(32,999)
CJ Corp.	(14,579)	(2,152,976)	(115,310)
CJ Korea Express Corp.	(15,810)	(2,299,814)	(54,669)
Daewoo Engineering & Construction Co. Ltd.	(371,470)	(2,197,581)	(210,343)
E-MART, Inc.	(10,306)	(1,950,289)	55,629
GS Engineering & Construction Corp.	(7,213)	(204,108)	6,071
GS Retail Co. Ltd.	(37,553)	(1,667,030)	(103,037)
Hanmi Pharm Co. Ltd.	(5,809)	(1,505,095)	(47,677)
Hanmi Science Co. Ltd.	(51,953)	(2,618,668)	(93,669)
Hanon Systems	(9,095)	(78,174)	2,648
Hanssem Co. Ltd.	(15,432)	(2,981,732)	(54,299)
Hanwha Techwin Co. Ltd.	(26,355)	(1,079,044)	(30,659)
Hotel Shilla Co. Ltd.	(39,217)	(1,570,969)	(11,736)
Hyundai Heavy Industries Co. Ltd.	(16,240)	(2,549,056)	153,672
Hyundai Motor Co.	(26,074)	(3,493,134)	(181,522)
Hyundai Wia Corp.	(4,168)	(251,735)	(1,385)
Kakao Corp.	(30,177)	(2,241,560)	(1,587)
Kangwon Land, Inc.	(30,541)	(969,556)	(74,371)
KCC Corp.	(483)	(151,625)	(1,438)
Korea Aerospace Industries Ltd.	(90,588)	(4,630,133)	(38,121)
Korea Investment Holdings Co. Ltd.	(12,963)	(567,421)	21,108
Kumho Petrochemical Co. Ltd.	(78,092)	(5,324,219)	(178,601)
LG Household & Health Care Ltd.	(2,884)	(2,132,046)	39,817
Lotte Chilsung Beverage Co. Ltd.	(1,575)	(1,994,429)	1,630
Lotte Confectionery Co. Ltd.	(5,423)	(947,113)	14,258
Lotte Shopping Co. Ltd.	(17,771)	(3,465,097)	8,133

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Korea (continued)
Mirae Asset Daewoo Co. Ltd.	(205,241)	$(1,767,739)	$107,785
NH Investment & Securities Co. Ltd.	(100,727)	(1,149,028)	18,290
Orion Corp.	(8,984)	(5,163,903)	(223,577)
Ottogi Corp.	(2,647)	(1,638,502)	(161,424)
Samsung C&T Corp.	(50,616)	(5,930,601)	154,718
Samsung Electro-Mechanics Co. Ltd.	(133,298)	(7,815,057)	(472,831)
Samsung SDI Co. Ltd.	(59,853)	(7,198,132)	(190,919)
Samsung SDS Co. Ltd.	(12,552)	(1,548,396)	49,778
Samsung Securities Co. Ltd.	(48,425)	(1,496,621)	38,680
Shinsegae, Inc.	(8,236)	(1,347,358)	(59,528)
S-Oil Corp.	(47,872)	(4,097,811)	(206,593)

			(2,015,245)

Taiwan
Advanced Semiconductor Engineering, Inc.	(1,909,234)	(2,439,115)	(6,671)
Asia Cement Corp.	(265,000)	(266,547)	(772)
Asustek Computer, Inc.	(10,000)	(93,878)	(4,993)
AU Optronics Corp.	(1,894,000)	(749,632)	11,853
Catcher Technology Co. Ltd.	(243,000)	(2,241,500)	(160,089)
Chang Hwa Commercial Bank Ltd.	(976,397)	(584,468)	(10,601)
Cheng Shin Rubber Industry Co. Ltd.	(538,000)	(1,168,513)	56,880
China Development Financial Holding Corp.	(6,766,000)	(1,819,229)	(38,093)
China Steel Corp.	(1,180,000)	(997,760)	13,843
Compal Electronics, Inc.	(137,000)	(90,298)	911
Delta Electronics, Inc.	(222,000)	(1,227,221)	38,223
E.Sun Financial Holding Co. Ltd.	(1,009,178)	(605,741)	(7,773)
Far Eastern New Century Corp.	(1,048,000)	(925,568)	16,945
Formosa Plastics Corp.	(517,000)	(1,543,990)	2,292
Hiwin Technologies Corp.	(176,000)	(1,200,334)	96,397
Hotai Motor Co. Ltd.	(299,000)	(3,423,123)	(79,059)
HTC Corp.	(170,000)	(419,835)	(14,330)
Largan Precision Co. Ltd.	(2,000)	(311,401)	(3,599)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Nan Ya Plastics Corp.	(475,000)	$(1,110,920)	$(14,440)
OBI Pharma, Inc.	(6,000)	(62,804)	8,783
Ruentex Industries Ltd.	(181,000)	(342,800)	51,690
Shin Kong Financial Holding Co. Ltd.	(7,930,000)	(2,254,118)	(58,396)
SinoPac Financial Holdings Co. Ltd.	(854,191)	(259,011)	(7,578)
Taishin Financial Holding Co. Ltd.	(3,894,205)	(1,566,779)	(56,369)
Taiwan Cement Corp.	(757,000)	(945,894)	40,241
United Microelectronics Corp.	(1,974,000)	(800,668)	8,881
Vanguard International Semiconductor Corp.	(182,000)	(361,363)	14,779
Yuanta Financial Holding Co. Ltd.	(1,174,000)	(510,744)	15,524

			(85,521)

Total of Short Common Stocks			(2,815,359)

Total of Short Equity Positions			(2,815,359)

Total of Long and Short Equity Positions			(1,104,353)

Net Cash and Other Receivables/ (Payables) (b)			5,895,036

Swaps, at Value			$4,790,683

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	57 months maturity 11/22/2021	$(1,530,734)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
South Africa
Anglo American Platinum Ltd.	51,306	$1,161,630	$7,182
Barclays Africa Group Ltd.	42,934	500,432	(53,942)
Bidvest Group Ltd. (The)	88,381	1,055,202	(42,177)
Brait SE	161,672	920,326	20,458
Exxaro Resources Ltd.	188,551	1,696,712	(40,619)
Foschini Group Ltd. (The)	28,869	366,274	(34,033)
Imperial Holdings Ltd.	48,244	660,871	(69,694)
Investec Ltd.	232,182	1,653,963	(72,422)
MMI Holdings Ltd.	29,996	57,855	(6,825)
Mondi Ltd.	96,722	2,181,348	125,714
Pick n Pay Stores Ltd.	83,855	448,798	(32,939)
Rand Merchant Investment Holdings Ltd.	122,297	395,007	(18,784)
RMB Holdings Ltd.	521,321	2,559,714	(284,343)
Sappi Ltd.	246,659	1,608,109	62,798
Sibanye Gold Ltd.	432,026	874,084	58,675
SPAR Group Ltd. (The)	11,820	164,903	(11,555)
Telkom SA SOC Ltd.	161,179	875,906	26,007
Tiger Brands Ltd.	38,525	1,213,176	(63,785)
Tsogo Sun Holdings Ltd.	45,152	96,814	(4,046)
Vodacom Group Ltd.	241,947	2,796,224	(57,451)

			(491,781)

Total of Long Equity Positions			(491,781)

Short Positions

Common Stocks
South Africa
Aspen Pharmacare Holdings Ltd.	(44,649)	(910,287)	(3,202)
Coronation Fund Managers Ltd.	(541,590)	(2,719,663)	164,870
Discovery Ltd.	(724,219)	(7,344,090)	391,999
Impala Platinum Holdings Ltd.	(199,461)	(647,533)	(25,315)
Massmart Holdings Ltd.	(70,242)	(792,008)	79,917
MTN Group Ltd.	(406,960)	(3,900,599)	201,872
Naspers Ltd.	(13,946)	(2,301,794)	(101,273)
PSG Group Ltd.	(15,138)	(302,936)	24,675
Sanlam Ltd.	(204,148)	(1,100,091)	75,729
Sasol Ltd.	(54,744)	(1,503,163)	(101,585)
Truworths International Ltd.	(52,001)	(353,842)	18,200

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa (continued)
Woolworths Holdings Ltd.	(28,836)	$(157,045)	$6,635

			732,522

Total of Short Equity Positions			732,522

Total of Long and Short Equity Positions			240,741

Net Cash and Other Receivables/ (Payables) (b)			(1,771,475)

Swaps, at Value			$(1,530,734)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	57 months maturity 11/22/2021	$490,909

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Mexico
Arca Continental SAB de CV	277,600	$1,832,052	$96,976
Gentera SAB de CV	105,100	163,234	9,890
Gruma SAB de CV	283,800	3,971,617	22,782
Grupo Bimbo SAB de CV	133,100	336,490	(5,273)
Grupo Lala SAB de CV	340,000	635,848	(18,946)
Grupo Mexico SAB de CV	984,400	3,116,498	(157,343)
Industrias Penoles SAB de CV	39,290	1,002,776	10,855
OHL Mexico SAB de CV	236,400	315,771	18,078
Wal-Mart de Mexico SAB de CV	629,000	1,403,597	46,423

			23,442

Total of Long Equity Positions			23,442

Short Positions

Common Stocks
Mexico
El Puerto de Liverpool SAB de CV	(101,440)	$(794,466)	$2,657
Grupo Financiero Banorte SAB de CV	(291,800)	(1,631,711)	(46,249)
Grupo Financiero Inbursa SAB de CV	(2,530,500)	(4,020,133)	(173,883)
Mexichem SAB de CV	(289,993)	(801,392)	10,977

			(206,498)

Total of Short Equity Positions			(206,498)

Total of Long and Short Equity Positions			(183,056)

Net Cash and Other Receivables/ (Payables) (b)			673,965

Swaps, at Value			$490,909

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Bank-Bill Swap Reference Rate/Overnight Indexed Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	57 months maturity 11/19/2021	$951,205

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
DUET Group	14,685,336	$30,633,972	$661,902
Tatts Group Ltd.	2,001,881	6,485,512	288,444

			950,346

Total of Long Equity Positions			950,346

Short Positions

Common Stocks
Australia
Tabcorp Holdings Ltd.	(833,296)	(2,896,793)	(127,127)

Total of Long and Short Equity Positions			823,219

Net Cash and Other Receivables/ (Payables) (b)			127,986

Swaps, at Value			$951,205

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	57 months maturity 11/19/2021	$(626,025)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Booker Group plc	9,830,946	$24,498,090	$(452,246)
Sky plc	2,012,061	24,943,303	(336,200)

			(788,446)

Total of Long Equity Positions			(788,446)

Short Positions

Common Stocks
United Kingdom
Tesco plc	(8,463,692)	(19,868,305)	170,220

Total of Long and Short Equity Positions			(618,226)

Net Cash and Other Receivables/ (Payables) (b)			(7,799)

Swaps, at Value			$(626,025)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	49-61 months maturity 01/14/2021	$31,723,891

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Ageas	150,627	$5,562,609	$319,482
bpost SA	97,470	2,175,039	111,783
Galapagos NV	27,424	1,729,611	644,638
KBC Group NV	22,079	1,271,116	192,566
Proximus SADP	58,667	1,805,037	33,412
Solvay SA	4,018	477,228	13,009
UCB SA	3,765	258,911	33,133
Umicore SA	100,876	5,676,717	68,081

			1,416,104

Finland
Amer Sports OYJ	18,525	511,120	(92,260)
Huhtamaki OYJ	53,283	2,052,866	(156,733)
Kesko OYJ	141,328	5,320,847	1,416,920
Metso OYJ	38,557	821,438	345,346
Neste OYJ	139,284	4,970,122	476,277
Orion OYJ	58,585	2,155,159	900,889
Stora Enso OYJ	267,756	2,474,563	691,438
UPM-Kymmene OYJ	406,694	7,288,430	2,260,368

			5,842,245

Germany
adidas AG	38,479	5,852,980	1,466,959
Allianz SE	11,775	1,716,871	466,759
Aurubis AG	57,927	2,608,279	1,275,882
Bayer AG	4,461	438,091	75,876
Brenntag AG	39,711	1,864,601	361,070
Covestro AG	170,728	9,194,728	3,957,942
Deutsche Lufthansa AG	135,887	1,840,925	363,551
Deutsche Post AG	164,635	4,902,838	731,555
E.ON SE	110,374	849,541	27,944
Evonik Industries AG	66,678	1,968,066	205,267
Freenet AG	18,686	572,777	34,626
Hannover Rueck SE	32,216	3,232,065	480,239
HeidelbergCement AG	27,462	2,053,346	518,418
Hella KGaA Hueck & Co.	48,608	1,814,505	339,298
HOCHTIEF AG	54,356	5,241,861	3,740,899
Infineon Technologies AG	357,445	5,771,570	1,544,375
KION Group AG	51,711	2,422,077	953,266
LANXESS AG	73,417	3,237,642	1,687,358
METRO AG	101,414	2,909,260	331,180
MTU Aero Engines AG	14,870	1,382,008	551,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,440	1,813,865	229,789
OSRAM Licht AG	133,084	5,571,789	2,774,081
Rheinmetall AG	92,503	5,933,302	1,821,769
RHOEN-KLINIKUM AG	49,009	1,341,535	(4,672)
Salzgitter AG	74,456	1,723,261	968,064

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Schaeffler AG (Preference)	87,322	$1,310,508	$223,467
Siemens AG	19,841	2,206,351	511,315
Software AG	122,943	4,227,126	629,568
STADA Arzneimittel AG	129,281	6,535,416	1,382,687
Suedzucker AG	264,367	5,561,696	1,063,564
Talanx AG	75,435	2,214,341	445,274
Uniper SE	74,290	1,058,512	190,052
Zalando SE	46,365	1,687,528	186,418

			29,535,031

Italy
A2A SpA	6,281,866	7,819,859	1,669,129
Assicurazioni Generali SpA	118,662	1,768,195	114,513
Autogrill SpA	294,600	2,438,227	486,217
Banca Monte dei Paschi di Siena SpA (c)	111,235	2,896,678	(1,495,239)
Brembo SpA	3,887	262,535	25,026
Buzzi Unicem SpA	76,808	1,556,181	407,145
Davide Campari-Milano SpA	93,438	901,914	181,930
Enel SpA	3,266,845	13,866,482	1,505,546
Ferrari NV	15,998	1,028,660	163,691
Hera SpA	608,688	1,605,763	85,114
Leonardo SpA	562,148	6,988,865	982,686
Mediaset SpA	407,035	1,202,575	478,368
Mediobanca SpA	434,787	2,914,545	1,005,621
Moncler SpA	162,037	2,843,924	705,708
Poste Italiane SpA	601,344	4,018,577	(13,126)
Prysmian SpA	364,400	7,676,226	1,957,559
Recordati SpA	167,893	4,434,928	1,249,985
Unipol Gruppo Finanziario SpA	1,227,807	4,516,480	553,423

			10,063,296

Netherlands
ABN AMRO Group NV	184,731	3,752,450	727,008
Aegon NV	220,717	1,232,739	(108,440)
ASM International NV	39,597	1,583,513	636,834
Delta Lloyd NV	942,919	3,591,596	1,776,674
Koninklijke DSM NV	83,612	4,970,250	684,364
Koninklijke Philips NV	201,544	5,214,883	1,259,572
NN Group NV	360,160	10,738,523	958,442
Randstad Holding NV	36,314	1,820,222	273,208
Wolters Kluwer NV	166,094	6,017,975	875,323

			7,082,985

Spain
Abengoa SA	2,133,317	548,337	(493,571)
ACS Actividades de Construccion y Servicios SA	129,625	3,232,397	1,173,900
Aena SA	276	40,861	2,763

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain (continued)
Almirall SA	55,308	$851,530	$45,928
Banco Bilbao Vizcaya Argentaria SA	100,440	663,297	116,386
Banco Santander SA	847,638	4,391,040	797,617
Bankinter SA	286,872	2,017,706	387,769
Ebro Foods SA	121,756	2,403,576	56,594
Enagas SA	41,217	1,116,341	(47,027)
Endesa SA	344,418	6,351,074	1,732,281
Grifols SA	51,003	1,059,335	192,023
Mapfre SA	1,084,360	3,334,540	379,503
Mediaset Espana Comunicacion SA	111,641	1,121,451	316,021
Obrascon Huarte Lain SA	24,832	73,649	39,926
Prosegur Cia de Seguridad SA	170,108	1,046,503	(24,275)
Repsol SA	508,756	6,953,124	928,984
Tecnicas Reunidas SA	23,602	928,658	3,215

			5,608,037

Switzerland
STMicroelectronics NV	745,570	8,602,976	2,845,394

United Kingdom
Dialog Semiconductor plc	59,526	2,496,491	539,733
Fiat Chrysler Automobiles NV	1,317,987	9,143,828	5,255,611

			5,795,344

Total of Long Common Stocks			68,188,436

Total of Long Equity Positions			68,188,436

Short Positions

Common Stocks
Belgium
Anheuser-Busch InBev SA/NV	(127,862)	(14,685,101)	674,589
Colruyt SA	(20,185)	(1,021,340)	30,051
Telenet Group Holding NV	(47,861)	(2,270,541)	(574,561)

			130,079

Finland
Cargotec OYJ	(8,718)	(262,287)	(168,987)
Elisa OYJ	(42,461)	(1,419,630)	(81,412)
Fortum OYJ	(148,423)	(2,279,371)	(69,877)
Kone OYJ	(70,519)	(2,940,071)	(157,714)
Nokia OYJ	(2,344,662)	(12,516,748)	(85,443)
Nokian Renkaat OYJ	(78,435)	(2,463,000)	(810,692)
Outokumpu OYJ	(97,471)	(994,944)	44,564
Sampo OYJ	(51,586)	(2,151,596)	(296,200)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Finland (continued)
Wartsila OYJ Abp	(20,719)	$(883,699)	$(224,001)

			(1,849,762)

Germany
Axel Springer SE	(21,916)	(1,111,210)	(98,539)
Bayerische Motoren Werke AG	(104,666)	(8,691,614)	(858,303)
Beiersdorf AG	(26,608)	(2,265,441)	(252,449)
Commerzbank AG	(104,422)	(924,433)	(21,663)
Continental AG	(17,910)	(3,534,551)	(392,222)
Daimler AG	(135,054)	(8,804,077)	(1,162,844)
Deutsche Bank AG	(23,362)	(366,005)	(35,611)
Deutsche Telekom AG	(79,470)	(1,312,150)	(80,374)
Duerr AG	(9,393)	(674,093)	(164,096)
Fielmann AG	(18,974)	(1,340,994)	(124,673)
Fraport AG Frankfurt Airport Services Worldwide	(61,893)	(3,460,079)	(916,276)
FUCHS PETROLUB SE (Preference)	(70,435)	(2,864,001)	(569,698)
Fresenius Medical Care AG & Co. KGaA	(3,621)	(307,700)	2,372
GEA Group AG	(74,030)	(3,024,558)	(120,495)
Henkel AG & Co. KGaA (Preference)	(1,264)	(162,043)	30
HUGO BOSS AG	(153,095)	(9,086,683)	(2,077,526)
K+S AG	(209,450)	(4,419,070)	(449,391)
MAN SE	(28,341)	(2,805,802)	(115,515)
Merck KGaA	(181)	(19,944)	(682)
Nordex SE	(17,471)	(452,878)	208,614
ProSiebenSat.1 Media SE	(211,041)	(8,568,132)	(776,909)
RWE AG	(57,451)	(810,600)	(141,476)
SAP SE	(27,803)	(2,087,581)	(640,116)
Symrise AG	(37,636)	(2,356,881)	(145,967)
Telefonica Deutschland Holding AG	(985,000)	(4,208,353)	(675,077)
thyssenkrupp AG	(73,669)	(1,724,747)	(79,975)
United Internet AG	(173,031)	(6,919,302)	(734,150)
Volkswagen AG (Preference)	(67,139)	(8,847,313)	(940,253)
Wacker Chemie AG	(22,900)	(1,668,936)	(691,989)
Wirecard AG	(40,344)	(1,892,815)	(338,588)

			(12,393,841)

Italy
Atlantia SpA	(89,323)	(2,073,368)	(230,819)
Azimut Holding SpA	(671,792)	(12,011,225)	345,288
Banca Generali SpA	(127,180)	(2,925,470)	(398,739)
Banco BPM SpA	(1,706,726)	(4,739,827)	(325,599)
BPER Banca	(210,937)	(1,111,461)	58,402
Eni SpA	(211,692)	(2,854,233)	(611,862)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy (continued)
FinecoBank Banca Fineco SpA	(302,698)	$(1,773,003)	$(285,480)
Intesa Sanpaolo SpA	(784,435)	(2,085,414)	(48,332)
Luxottica Group SpA	(183,201)	(8,635,372)	(1,474,847)
Saipem SpA	(10,846,203)	(4,734,415)	(191,927)
Salvatore Ferragamo SpA	(299,380)	(6,605,384)	(2,357,088)
Snam SpA	(434,392)	(1,784,122)	(93,293)
Telecom Italia SpA	(4,251,226)	(3,683,088)	(143,806)
Terna Rete Elettrica Nazionale SpA	(529,225)	(2,363,457)	(260,159)
UniCredit SpA	(335,327)	(4,446,000)	(723,173)
UnipolSai Assicurazioni SpA	(786,475)	(1,353,619)	(383,642)
Yoox Net-A-Porter Group SpA	(57,213)	(1,424,881)	65,016

			(7,060,060)

Luxembourg
APERAM SA	(26,041)	(1,028,682)	(269,681)
ArcelorMittal	(209,626)	(1,908,968)	155,221
Tenaris SA	(1,142,772)	(12,755,889)	(7,005,341)

			(7,119,801)

Netherlands
Altice NV	(170,814)	(2,909,812)	(953,785)
ASML Holding NV	(14,867)	(1,417,429)	(555,316)
BOSKALIS WESTMINSTER	(28,282)	(1,039,910)	65,521
Gemalto NV	(47,024)	(2,969,033)	345,753
Heineken NV	(47,913)	(3,707,899)	(369,420)
Koninklijke Ahold Delhaize NV	(73,483)	(1,575,354)	5,035
Koninklijke KPN NV	(700,339)	(2,392,650)	287,137
Koninklijke Vopak NV	(120,143)	(5,096,400)	(136,094)
OCI NV	(54,878)	(835,243)	(217,917)
SBM Offshore NV	(504,585)	(5,876,449)	(2,396,053)

			(3,925,139)

Spain
Abertis Infraestructuras SA	(191,999)	(2,801,737)	(288,996)
Acciona SA	(21,563)	(1,569,901)	(154,790)
Acerinox SA	(100,985)	(1,306,081)	(105,509)
Amadeus IT Group SA	(42,289)	(1,701,685)	(441,040)
Atresmedia Corp. de Medios de Comunicacion SA	(245,426)	(2,466,969)	(629,333)
Banco de Sabadell SA	(878,924)	(1,183,202)	(427,222)
Banco Popular Espanol SA	(2,468,375)	(2,522,633)	129,053

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain (continued)
Bankia SA	(5,191,703)	$(5,117,803)	$(791,908)
CaixaBank SA	(60,336)	(133,933)	(125,481)
Cellnex Telecom SA	(349,599)	(5,699,676)	(58,181)
Distribuidora Internacional de Alimentacion SA	(369,858)	(2,016,481)	(121,337)
Ferrovial SA	(167,501)	(3,185,496)	(162,416)
Gas Natural SDG SA	(97,746)	(1,886,194)	(251,880)
Iberdrola SA	(108,145)	(732,231)	(40,453)
Red Electrica Corp. SA	(127,060)	(2,294,390)	(141,912)
Telefonica SA	(46,987)	(471,351)	(54,590)
Zardoya Otis SA	(8,649)	(79,473)	(393)

			(3,666,388)

United Kingdom
CNH Industrial NV	(115,780)	(1,101,619)	(12,774)
RELX NV	(108,237)	(1,756,229)	(251,739)
Unilever NV	(227,084)	(9,634,068)	(1,640,461)

			(1,904,974)

United States
QIAGEN NV	(74,347)	(1,711,874)	(446,351)

Total of Short Common Stocks			(38,236,237)

Total of Short Equity Positions			(38,236,237)

Total of Long and Short Equity Positions			29,952,199

Net Cash and Other Receivables/ (Payables) (b)			1,771,692

Swaps, at Value			$31,723,891

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 03/31/2017 in accordance with procedures approved by the Board of Trustees.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	47-61 months maturity 01/14/2021	$2,258,678

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
ABB Ltd.	211,229	$4,560,580	$383,341
Adecco Group AG	7,985	561,446	5,525
Baloise Holding AG	36,999	4,444,497	639,619
Clariant AG	17,523	295,402	35,115
Flughafen Zuerich AG	24,541	3,633,899	1,594,754
GAM Holding AG	26,956	283,244	48,912
Geberit AG	6,597	2,549,608	293,112
Georg Fischer AG	2,452	1,807,275	422,104
Helvetia Holding AG	5,514	2,901,418	151,532
Julius Baer Group Ltd.	11,043	517,298	34,367
Lonza Group AG	70,414	10,573,496	2,736,243
OC Oerlikon Corp. AG	100,328	841,508	229,813
Partners Group Holding AG	8,697	3,474,205	1,199,678
Sika AG	1,106	4,390,245	2,243,226
Straumann Holding AG	9,972	3,247,585	1,374,419
Sunrise Communications Group AG	37,289	2,422,891	386,494
Swiss Life Holding AG	48,977	12,695,352	3,097,912
Swiss Re AG	48,144	4,206,614	117,492
Temenos Group AG	58,245	4,092,394	533,708
Zurich Insurance Group AG	31,627	8,273,973	166,030

			15,693,396

Total of Long Equity Positions			15,693,396

Short Positions

Common Stocks
Austria
ams AG	(157,504)	(4,969,837)	(3,538,579)

Switzerland
Aryzta AG	(3,881)	(120,308)	(4,307)
Barry Callebaut AG	(2,360)	(2,545,996)	(539,744)
Chocoladefabriken Lindt & Spruengli AG	(1,483)	(8,194,897)	(208,231)
Cie Financiere Richemont SA	(150,742)	(9,183,350)	(2,734,641)
Credit Suisse Group AG	(513,178)	(5,913,152)	(1,722,230)
DKSH Holding AG	(4,550)	(321,805)	(30,637)
Dufry AG	(5,747)	(676,821)	(198,217)
EMS-Chemie Holding AG	(1,363)	(590,742)	(203,053)
Galenica AG	(3,481)	(4,050,647)	380,811
Givaudan SA	(1,131)	(2,063,463)	26,477

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
Kuehne + Nagel International AG	(27,518)	$(3,619,700)	$(265,931)
LafargeHolcim Ltd.	(22,509)	(1,068,512)	(259,506)
Nestle SA	(6,969)	(541,547)	6,664
Novartis AG	(72,618)	(5,517,767)	125,331
Roche Holding AG	(3,497)	(831,412)	(62,889)
SGS SA	(1,680)	(3,297,650)	(285,150)
Sonova Holding AG	(19,912)	(2,497,512)	(264,583)
Swatch Group AG (The)	(46,502)	(13,361,458)	(3,287,552)
Swisscom AG	(11,258)	(5,198,931)	9,437
Syngenta AG	(109)	(40,907)	(7,232)
UBS Group AG	(37,902)	(612,394)	6,545

			(9,518,638)

Total of Short Equity Positions			(13,057,217)

Total of Long and Short Equity Positions			2,636,179

Net Cash and Other Receivables/ (Payables) (b)			(377,501)

Swaps, at Value			$2,258,678

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	47-61 months maturity 01/14/2021	$4,725,400

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Denmark
AP Moller - Maersk A/S	2,637	$4,356,596	$11,151
Danske Bank A/S	195,333	5,051,825	1,608,235
DSV A/S	23,375	904,216	304,813
Genmab A/S	17,230	2,924,188	391,376
GN Store Nord A/S	50,406	1,095,971	80,765
H Lundbeck A/S	147,216	5,387,883	1,444,928
ISS A/S	108,313	3,715,197	379,551
Jyske Bank A/S	36,701	1,704,183	152,089
TDC A/S	1,710,266	8,498,508	309,823
Vestas Wind Systems A/S	61,079	4,462,191	505,990

			5,188,721

Total of Long Equity Positions			5,188,721

Short Positions

Common Stocks
Denmark
Carlsberg A/S	(5,451)	(433,632)	(69,727)
Chr Hansen Holding A/S	(94,725)	(5,533,576)	(542,784)
Coloplast A/S	(67,908)	(4,784,312)	(519,002)
FLSmidth & Co. A/S	(5,222)	(240,957)	(37,886)
Novo Nordisk A/S	(72,062)	(2,534,659)	60,127
Novozymes A/S	(262,946)	(10,470,585)	52,765
Pandora A/S	(88,605)	(10,473,927)	667,273
Topdanmark A/S	(28,018)	(674,523)	(35,980)
Tryg A/S	(145,923)	(2,628,590)	(17,170)
William Demant Holding A/S	(148,317)	(2,613,121)	(486,236)

			(928,620)

Total of Short Equity Positions			(928,620)

Total of Long and Short Equity Positions			4,260,101

Net Cash and Other Receivables/ (Payables) (b)			465,299

Swaps, at Value			$4,725,400

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	49-61 months maturity 01/14/2021	$26,213,501

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Advantest Corp.	230,300	$3,697,906	$606,073
Aisin Seiki Co. Ltd.	7,000	366,508	(21,743)
Ajinomoto Co., Inc.	234,200	4,874,147	(240,093)
Alfresa Holdings Corp.	176,800	3,422,665	(349,159)
Amada Holdings Co. Ltd.	776,400	7,606,214	1,281,240
Aozora Bank Ltd.	1,716,000	5,978,508	356,479
Asahi Glass Co. Ltd.	221,000	1,583,520	209,580
Asahi Group Holdings Ltd.	106,200	3,600,976	420,214
Asahi Kasei Corp.	438,000	4,208,777	47,017
Astellas Pharma, Inc.	557,100	7,775,877	(428,327)
Bandai Namco Holdings, Inc.	364,500	8,219,504	2,706,625
Benesse Holdings, Inc.	2,200	62,825	6,039
Brother Industries Ltd.	43,900	835,278	82,768
Chiyoda Corp.	111,584	778,664	(56,957)
Chubu Electric Power Co., Inc.	357,900	4,724,100	83,553
Chugoku Bank Ltd. (The)	150,700	1,988,031	211,384
Citizen Watch Co. Ltd.	321,700	1,496,273	566,567
Coca-Cola Bottlers Japan, Inc.	8,800	254,807	29,520
Cosmos Pharmaceutical Corp.	4,100	789,407	13,380
Credit Saison Co. Ltd.	69,300	1,210,186	31,739
CYBERDYNE, Inc.	35,400	520,237	(11,536)
Dai-ichi Life Holdings, Inc.	204,300	3,823,510	(166,665)
Daiichi Sankyo Co. Ltd.	218,200	4,838,637	84,191
Daikin Industries Ltd.	31,400	3,030,783	135,537
Eisai Co. Ltd.	25,161	1,360,951	(54,286)
Ezaki Glico Co. Ltd.	6,800	318,557	12,159
Fuji Electric Co. Ltd.	655,000	2,723,161	1,177,440
FUJIFILM Holdings Corp.	143,200	5,410,270	202,863
Fujitsu Ltd.	2,024,000	10,434,462	1,989,624
Fukuoka Financial Group, Inc.	1,575,000	6,522,629	318,750
GungHo Online Entertainment, Inc.	149,400	366,780	(33,234)
Gunma Bank Ltd. (The)	196,200	784,927	238,634
Hachijuni Bank Ltd. (The)	161,800	961,874	(48,897)
Hakuhodo DY Holdings, Inc.	79,800	908,463	40,760

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hankyu Hanshin Holdings, Inc.	89,400	$2,930,062	$(12,852)
Haseko Corp.	251,100	2,672,716	49,587
Hikari Tsushin, Inc.	25,000	1,962,997	478,037
Hirose Electric Co. Ltd.	11,000	1,290,638	233,299
Hiroshima Bank Ltd. (The)	283,000	1,192,553	11,110
Hisamitsu Pharmaceutical Co., Inc.	40,100	2,004,020	291,814
Hitachi Capital Corp.	12,800	276,540	33,721
Hitachi Chemical Co. Ltd.	442,700	8,904,331	3,393,243
Hitachi Construction Machinery Co. Ltd.	103,000	2,375,763	201,532
Hitachi High-Technologies Corp.	334,600	10,271,815	3,396,480
Hitachi Ltd.	738,000	4,138,284	(131,128)
Hitachi Metals Ltd.	244,900	2,879,111	565,587
Hoshizaki Corp.	6,600	536,504	(14,828)
Hoya Corp.	64,500	2,627,002	489,045
Ibiden Co. Ltd.	59,400	826,328	98,465
Idemitsu Kosan Co. Ltd.	136,500	3,443,104	1,308,362
ITOCHU Corp.	51,000	611,319	114,735
Itochu Techno-Solutions Corp.	41,700	1,117,838	112,726
Izumi Co. Ltd.	5,100	222,098	6,933
J Front Retailing Co. Ltd.	113,800	1,597,106	93,294
JTEKT Corp.	257,600	3,677,582	329,886
Kajima Corp.	850,000	5,025,510	534,388
Kaken Pharmaceutical Co. Ltd.	43,400	2,782,334	(325,250)
Kamigumi Co. Ltd.	445,000	4,091,999	(235,420)
Kaneka Corp.	317,000	2,420,712	(49,806)
Keisei Electric Railway Co. Ltd.	31,900	864,598	(122,095)
Keyence Corp.	4,200	1,645,496	39,429
Kirin Holdings Co. Ltd.	24,100	396,517	59,366
Kobayashi Pharmaceutical Co. Ltd.	11,700	528,532	39,755
Koito Manufacturing Co. Ltd.	14,700	629,291	136,851
Komatsu Ltd.	69,600	1,572,995	250,057
Konami Holdings Corp.	285,700	8,819,457	3,315,501
Konica Minolta, Inc.	94,900	898,651	(47,436)
Kuraray Co. Ltd.	21,500	344,632	(17,561)
Kurita Water Industries Ltd.	51,700	1,121,566	133,842

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Kyowa Hakko Kirin Co. Ltd.	103,500	$1,484,883	$159,738
Kyushu Financial Group, Inc.	91,400	531,007	28,799
Kyushu Railway Co.	8,900	248,387	25,410
Lion Corp.	396,000	6,769,151	367,579
Marubeni Corp.	228,100	1,480,293	(71,333)
Matsumotokiyoshi Holdings Co. Ltd.	28,900	1,368,578	8,135
Mazda Motor Corp.	199,900	3,053,430	(167,895)
Mebuki Financial Group, Inc.	94,600	398,533	(20,510)
Medipal Holdings Corp.	231,600	3,949,660	(310,724)
MEIJI Holdings Co. Ltd.	50,900	4,324,518	(77,200)
Miraca Holdings, Inc.	61,100	2,766,094	39,381
Mitsubishi Chemical Holdings Corp.	378,100	2,061,811	873,731
Mitsubishi Corp.	289,600	5,694,997	581,382
Mitsubishi Electric Corp.	308,400	3,427,024	1,016,495
Mitsubishi Gas Chemical Co., Inc.	351,900	5,511,020	1,818,483
Mitsubishi Tanabe Pharma Corp.	347,500	6,158,199	1,097,270
Mitsubishi UFJ Financial Group, Inc.	671,100	4,484,931	(257,559)
Mitsubishi UFJ Lease & Finance Co. Ltd.	855,200	3,903,744	370,052
Mitsui & Co. Ltd.	56,600	844,553	(22,606)
Mitsui Chemicals, Inc.	1,599,000	5,658,817	2,263,042
Mitsui OSK Lines Ltd.	638,000	2,074,722	(69,707)
Mizuho Financial Group, Inc.	1,578,300	2,885,310	11,781
MS&AD Insurance Group Holdings, Inc.	253,900	6,856,204	1,253,516
Nexon Co. Ltd.	125,800	1,836,330	164,166
NH Foods Ltd.	106,000	2,931,503	(83,863)
NHK Spring Co. Ltd.	377,700	3,768,866	413,001
Nifco, Inc.	2,500	139,924	(14,280)
Nintendo Co. Ltd.	500	111,943	4,076
Nippon Electric Glass Co. Ltd.	100,000	536,803	68,966
Nippon Express Co. Ltd.	1,436,000	6,753,843	637,643
Nippon Shinyaku Co. Ltd.	28,800	1,479,375	(8,694)
Nippon Shokubai Co. Ltd.	48,000	2,704,938	570,538
Nippon Telegraph & Telephone Corp.	107,600	4,751,288	(151,030)
Nisshin Seifun Group, Inc.	227,420	3,495,185	(95,251)
Nitori Holdings Co. Ltd.	53,300	5,599,718	1,169,338

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nitto Denko Corp.	26,000	$2,114,647	$(103,287)
NOK Corp.	61,600	1,265,402	173,419
Nomura Holdings, Inc.	63,400	430,966	(38,498)
Nomura Research Institute Ltd.	19,400	650,365	64,813
NSK Ltd.	89,800	1,055,963	230,451
NTT Data Corp.	28,300	1,269,451	74,419
Obayashi Corp.	540,500	5,098,572	(30,413)
Oji Holdings Corp.	513,000	2,130,345	275,542
Oracle Corp. Japan	30,500	1,586,071	162,469
ORIX Corp.	405,600	6,138,684	(118,550)
Osaka Gas Co. Ltd.	415,000	1,583,548	(1,160)
Otsuka Corp.	12,500	678,257	935
Park24 Co. Ltd.	5,000	134,829	(3,458)
Pola Orbis Holdings, Inc.	26,400	637,673	217
Renesas Electronics Corp.	36,100	207,964	171,830
Resona Holdings, Inc.	2,201,400	10,230,939	1,603,517
Rohm Co. Ltd.	53,600	2,532,104	1,036,314
Sankyo Co. Ltd.	70,400	2,758,353	(400,314)
SCSK Corp.	6,500	246,714	11,427
Secom Co. Ltd.	28,600	1,985,109	70,013
Sega Sammy Holdings, Inc.	218,400	3,265,154	(327,666)
Seiko Epson Corp.	227,700	3,960,390	843,846
Sekisui Chemical Co. Ltd.	282,300	4,035,690	723,339
Seven & i Holdings Co. Ltd.	45,800	1,935,049	(135,858)
Sharp Corp.	325,000	941,917	425,220
Shimadzu Corp.	74,100	1,139,512	39,772
Shimamura Co. Ltd.	49,600	6,029,055	546,149
Shimizu Corp.	460,000	4,086,292	44,433
Shin-Etsu Chemical Co. Ltd.	16,500	1,135,986	298,183
Shionogi & Co. Ltd.	204,700	9,986,095	610,732
Shiseido Co. Ltd.	20,000	528,988	(2,574)
SoftBank Group Corp.	25,800	1,921,498	(91,887)
Sojitz Corp.	3,587,200	7,993,382	1,020,997
Sompo Holdings, Inc.	208,400	6,643,123	1,013,167
Sony Corp.	221,400	7,051,714	420,192
Square Enix Holdings Co. Ltd.	134,400	3,903,610	(88,418)
Stanley Electric Co. Ltd.	28,600	793,805	23,848
Start Today Co. Ltd.	147,800	2,648,908	635,763
Sugi Holdings Co. Ltd.	7,300	363,953	(28,491)
Sumco Corp.	16,400	252,656	21,293
Sumitomo Chemical Co. Ltd.	183,000	956,614	68,389
Sumitomo Corp.	315,300	2,922,778	1,330,891
Sumitomo Dainippon Pharma Co. Ltd.	395,100	6,843,890	(306,023)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sumitomo Electric Industries Ltd.	285,400	$3,976,614	$767,698
Sumitomo Heavy Industries Ltd.	1,301,000	6,684,267	2,411,375
Sumitomo Mitsui Financial Group, Inc.	132,300	5,326,426	(510,869)
Sumitomo Mitsui Trust Holdings, Inc.	213,400	6,499,889	894,830
Sumitomo Rubber Industries Ltd.	62,900	1,017,857	55,348
Sundrug Co. Ltd.	45,600	1,675,116	(140,912)
Suntory Beverage & Food Ltd.	43,300	1,813,551	15,668
Suzuken Co. Ltd.	82,520	2,931,789	(220,087)
Suzuki Motor Corp.	229,000	7,236,774	2,274,448
Taisei Corp.	765,000	5,091,591	502,954
Takashimaya Co. Ltd.	386,000	3,123,429	260,019
Takeda Pharmaceutical Co. Ltd.	700	33,411	(457)
TDK Corp.	51,000	3,193,515	44,728
Teijin Ltd.	134,300	2,405,847	130,066
Terumo Corp.	26,400	1,004,586	(86,842)
THK Co. Ltd.	117,400	2,898,143	63,453
Toho Gas Co. Ltd.	71,000	500,476	3,104
Tokio Marine Holdings, Inc.	89,500	3,942,782	(160,122)
Tokyo Broadcasting System Holdings, Inc.	26,000	392,378	74,010
Tokyo Electric Power Co. Holdings, Inc.	498,600	2,308,994	(354,585)
Tokyo Electron Ltd.	22,500	1,791,043	672,177
Tokyu Corp.	307,000	2,381,918	(200,641)
Toppan Printing Co. Ltd.	290,000	2,589,091	375,043
Tosoh Corp.	795,000	4,089,029	2,905,800
Toyo Seikan Group Holdings Ltd.	219,900	4,018,957	(440,626)
Toyo Suisan Kaisha Ltd.	88,500	3,220,096	81,602
Toyoda Gosei Co. Ltd.	208,000	4,500,277	804,787
Toyota Boshoku Corp.	403,100	7,842,781	1,532,723
Toyota Tsusho Corp.	110,400	2,216,363	1,134,573
Tsuruha Holdings, Inc.	15,100	1,483,889	(83,370)
USS Co. Ltd.	179,500	2,827,426	178,925
Yamaguchi Financial Group, Inc.	151,000	1,565,927	72,080
Yamaha Corp.	123,500	3,252,417	164,188
Yamazaki Baking Co. Ltd.	291,400	6,497,644	(497,833)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yokogawa Electric Corp.	183,700	$2,590,062	$307,039

			59,089,055

Total of Long Equity Positions			59,089,055

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(46,749)	(2,728,984)	(11,044)
Acom Co. Ltd.	(1,464,730)	(6,725,834)	862,907
Aeon Co. Ltd.	(503,600)	(7,159,801)	(214,189)
AEON Financial Service Co. Ltd.	(474,700)	(9,878,343)	915,070
Air Water, Inc.	(32,000)	(504,280)	(87,391)
Alps Electric Co. Ltd.	(681,100)	(15,792,470)	(3,519,925)
ANA Holdings, Inc.	(1,722,000)	(4,534,148)	(732,597)
Asahi Intecc Co. Ltd.	(23,500)	(964,870)	(13,093)
Asics Corp.	(522,300)	(10,089,636)	1,686,016
Bank of Kyoto Ltd. (The)	(814,000)	(5,759,353)	(182,104)
Calbee, Inc.	(556,400)	(20,151,670)	1,147,181
Canon, Inc.	(242,700)	(6,850,088)	(729,106)
Casio Computer Co. Ltd.	(370,400)	(5,134,759)	(29,370)
Central Japan Railway Co.	(26,700)	(4,529,029)	167,854
Chiba Bank Ltd. (The)	(682,000)	(3,858,979)	(529,465)
Chugai Pharmaceutical Co. Ltd.	(195,300)	(6,326,593)	(396,274)
Chugoku Electric Power Co., Inc. (The)	(585,600)	(7,006,266)	509,182
Concordia Financial Group Ltd.	(249,900)	(1,348,475)	189,913
CyberAgent, Inc.	(101,500)	(2,602,397)	(407,289)
Dai Nippon Printing Co. Ltd.	(41,000)	(409,558)	(34,119)
Daicel Corp.	(900)	(11,100)	232
Daiwa Securities Group, Inc.	(267,000)	(1,571,090)	(58,005)
DeNA Co. Ltd.	(63,900)	(1,439,680)	138,800
Denso Corp.	(46,100)	(1,760,483)	(273,547)
Dentsu, Inc.	(41,000)	(2,082,403)	(150,532)
Disco Corp.	(4,700)	(409,816)	(307,848)
Don Quijote Holdings Co. Ltd.	(133,500)	(4,901,502)	254,852
East Japan Railway Co.	(24,600)	(2,130,989)	(17,121)
Electric Power Development Co. Ltd.	(392,700)	(9,531,640)	303,591
FamilyMart UNY Holdings Co. Ltd.	(19,100)	(1,119,719)	(19,921)
FANUC Corp.	(31,300)	(5,169,166)	(1,274,606)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Fast Retailing Co. Ltd.	(7,600)	$(2,609,616)	$218,023
Hamamatsu Photonics KK	(225,100)	(6,082,655)	(414,308)
Hino Motors Ltd.	(193,500)	(2,125,616)	(220,385)
Hokuriku Electric Power Co.	(388,100)	(4,306,579)	531,225
Honda Motor Co. Ltd.	(102,100)	(3,075,850)	(6,451)
IHI Corp.	(143,000)	(394,243)	(58,093)
Inpex Corp.	(28,700)	(219,275)	(63,735)
Isetan Mitsukoshi Holdings Ltd.	(61,700)	(762,420)	84,258
Isuzu Motors Ltd.	(404,700)	(4,770,021)	(589,943)
Iyo Bank Ltd. (The)	(617,400)	(4,076,140)	(89,779)
Japan Airlines Co. Ltd.	(40,000)	(1,331,629)	61,631
Japan Airport Terminal Co. Ltd.	(59,775)	(2,270,031)	184,686
Japan Post Bank Co. Ltd.	(219,000)	(2,647,240)	(71,838)
Japan Post Holdings Co. Ltd.	(106,800)	(1,417,787)	74,762
Japan Tobacco, Inc.	(128,800)	(4,492,654)	300,529
JFE Holdings, Inc.	(400,000)	(4,988,450)	(1,891,420)
JGC Corp.	(182,100)	(3,159,721)	(11,641)
JSR Corp.	(84,300)	(1,295,863)	(130,497)
Kakaku.com, Inc.	(684,500)	(12,769,713)	3,425,220
Kansai Electric Power Co., Inc. (The)	(106,600)	(1,207,829)	(103,853)
Kansai Paint Co. Ltd.	(271,500)	(4,321,590)	(1,472,584)
Kawasaki Heavy Industries Ltd.	(1,399,000)	(4,209,131)	(40,819)
KDDI Corp.	(73,100)	(2,001,332)	78,743
Keikyu Corp.	(426,000)	(3,863,627)	(822,718)
Keio Corp.	(99,000)	(822,849)	36,352
Kewpie Corp.	(19,400)	(466,455)	(85,086)
Kikkoman Corp.	(176,000)	(5,827,187)	567,143
Kintetsu Group Holdings Co. Ltd.	(953,000)	(3,904,792)	459,376
Kobe Steel Ltd.	(915,600)	(7,561,435)	(816,676)
Kose Corp.	(18,900)	(1,664,076)	(53,573)
Kubota Corp.	(136,900)	(1,729,706)	(333,853)
Kyocera Corp.	(31,400)	(1,703,017)	(51,219)
Kyushu Electric Power Co., Inc.	(726,900)	(7,776,124)	8,451
Lawson, Inc.	(20,700)	(1,442,472)	34,960
LIXIL Group Corp.	(145,200)	(2,742,831)	(947,521)
M3, Inc.	(128,911)	(2,985,836)	(226,948)
Mabuchi Motor Co. Ltd.	(11,500)	(598,317)	(50,844)
Makita Corp.	(6,000)	(174,747)	(35,684)
Marui Group Co. Ltd.	(488,000)	(7,251,832)	602,260
Maruichi Steel Tube Ltd.	(12,300)	(384,192)	33,172
MINEBEA MITSUMI, Inc.	(293,440)	(2,222,090)	(1,701,277)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
MISUMI Group, Inc.	(265,100)	$(3,756,462)	$(1,056,250)
Mitsubishi Heavy Industries Ltd.	(1,356,000)	(5,535,244)	79,031
Mitsubishi Logistics Corp.	(171,000)	(2,342,219)	(18,452)
Mitsubishi Materials Corp.	(17,200)	(562,365)	40,295
Mitsubishi Motors Corp.	(265,300)	(1,706,431)	114,955
MonotaRO Co. Ltd.	(164,900)	(4,015,250)	(1,095,105)
Murata Manufacturing Co. Ltd.	(64,800)	(7,586,121)	(1,645,648)
Nabtesco Corp.	(16,200)	(378,035)	(53,051)
Nagoya Railroad Co. Ltd.	(516,000)	(2,539,551)	212,557
Nankai Electric Railway Co. Ltd.	(72,000)	(360,874)	9,847
NGK Insulators Ltd.	(48,300)	(1,015,099)	(80,662)
NGK Spark Plug Co. Ltd.	(630,100)	(12,880,133)	(1,568,964)
Nidec Corp.	(23,000)	(1,593,567)	(603,038)
Nikon Corp.	(183,000)	(2,690,712)	31,381
Nippon Paint Holdings Co. Ltd.	(240,800)	(5,071,145)	(3,339,210)
Nippon Steel & Sumitomo Metal Corp.	(120,000)	(2,211,114)	(561,291)
Nippon Yusen KK	(2,472,000)	(5,167,574)	(51,362)
Nissan Chemical Industries Ltd.	(38,600)	(1,096,509)	(29,531)
Nissan Motor Co. Ltd.	(323,900)	(3,255,593)	132,425
Nissin Foods Holdings Co. Ltd.	(70,600)	(3,656,857)	(265,290)
NTN Corp.	(39,000)	(197,497)	2,782
Obic Co. Ltd.	(20,800)	(989,932)	(3,780)
Odakyu Electric Railway Co. Ltd.	(298,400)	(6,415,535)	595,957
Olympus Corp.	(115,300)	(4,145,538)	(304,647)
Omron Corp.	(1,100)	(35,299)	(13,034)
Ono Pharmaceutical Co. Ltd.	(176,400)	(3,972,309)	314,166
Orient Corp.	(617,200)	(1,149,427)	31,331
Oriental Land Co. Ltd.	(85,400)	(5,205,048)	295,829
Otsuka Holdings Co. Ltd.	(11,200)	(517,740)	10,823
Pigeon Corp.	(136,600)	(3,401,613)	(981,450)
Rakuten, Inc.	(441,300)	(4,866,624)	432,604
Ricoh Co. Ltd.	(1,641,200)	(15,745,739)	2,207,465
Rinnai Corp.	(37,000)	(3,408,462)	460,964
Ryohin Keikaku Co. Ltd.	(34,900)	(7,155,642)	(516,272)
Santen Pharmaceutical Co. Ltd.	(301,200)	(4,195,394)	(179,591)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sawai Pharmaceutical Co. Ltd.	(31,200)	$(1,743,819)	$49,910
Seibu Holdings, Inc.	(560,000)	(9,924,014)	660,581
Sekisui House Ltd.	(56,600)	(968,838)	35,573
Seven Bank Ltd.	(4,289,600)	(13,625,092)	(422,594)
Shikoku Electric Power Co., Inc.	(682,573)	(7,958,513)	439,234
Shimano, Inc.	(56,700)	(8,375,591)	70,851
Shinsei Bank Ltd.	(208,000)	(294,124)	(89,142)
Shizuoka Bank Ltd. (The)	(462,000)	(3,833,624)	66,059
SMC Corp.	(18,600)	(5,029,983)	(484,258)
Sohgo Security Services Co. Ltd.	(26,800)	(1,107,576)	103,712
Sony Financial Holdings, Inc.	(815,300)	(10,401,190)	(2,692,199)
Sosei Group Corp.	(2,800)	(310,975)	37,542
Subaru Corp.	(36,800)	(1,435,216)	85,455
Sumitomo Metal Mining Co. Ltd.	(216,000)	(2,358,627)	(730,416)
Suruga Bank Ltd.	(67,700)	(1,408,156)	(20,806)
Sysmex Corp.	(72,400)	(4,480,834)	75,931
T&D Holdings, Inc.	(17,600)	(285,645)	30,540
Taiheiyo Cement Corp.	(443,766)	(1,148,208)	(340,932)
Taisho Pharmaceutical Holdings Co. Ltd.	(1,400)	(132,873)	18,880
Taiyo Nippon Sanso Corp.	(510,016)	(4,672,437)	(1,297,714)
Temp Holdings Co. Ltd.	(49,600)	(859,674)	(70,323)
Tobu Railway Co. Ltd.	(380,000)	(1,837,101)	(92,888)
Toho Co. Ltd.	(28,000)	(762,346)	19,159
Tohoku Electric Power Co., Inc.	(7,100)	(93,198)	(3,247)
Tokyo Gas Co. Ltd.	(18,000)	(80,576)	(1,632)
Toray Industries, Inc.	(571,000)	(5,174,892)	92,944
TOTO Ltd.	(34,900)	(1,184,949)	(135,291)
Toyota Industries Corp.	(129,100)	(5,858,616)	(563,479)
Toyota Motor Corp.	(60,272)	(3,426,667)	155,233
Trend Micro, Inc.	(100,700)	(3,867,199)	(615,001)
Unicharm Corp.	(79,000)	(1,564,704)	(333,867)
West Japan Railway Co.	(27,000)	(1,771,936)	11,168
Yahoo Japan Corp.	(2,766,300)	(11,510,386)	(1,315,428)
Yakult Honsha Co. Ltd.	(176,768)	(8,232,225)	(1,605,730)
Yamada Denki Co. Ltd.	(1,169,470)	(5,825,196)	(21,124)
Yamaha Motor Co. Ltd.	(342,700)	(4,763,183)	(3,487,915)
Yamato Holdings Co. Ltd.	(31,200)	(689,570)	35,797

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yaskawa Electric Corp.	(500,900)	$(6,431,238)	$(3,656,049)
Yokohama Rubber Co. Ltd. (The)	(30,100)	(566,488)	(23,437)

			(29,811,021)

Total of Short Equity Positions			(29,811,021)

Total of Long and Short Equity Positions			29,278,034

Net Cash and Other Receivables/(Payables) (b)			(3,064,533)

Swaps, at Value			$26,213,501

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	46-61 months maturity 01/14/2021	$2,190,330

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Norway
DNB ASA	74,615	$1,191,307	$(6,527)
Gjensidige Forsikring ASA	38,645	637,144	(48,422)
Marine Harvest ASA	3,126	48,843	(1,158)
Norsk Hydro ASA	258,968	1,160,898	348,298
Orkla ASA	342,207	2,829,379	236,142

			528,333

United Kingdom
Subsea 7 SA	174,717	1,408,174	1,303,396

Total of Long Equity Positions			1,831,729

Short Positions

Common Stocks
Norway
Schibsted ASA	(184,374)	(5,295,022)	548,854
Statoil ASA	(143,474)	(2,153,454)	(312,657)
Telenor ASA	(58,603)	(873,674)	(101,214)
Yara International ASA	(2,291)	(84,302)	(3,942)

			131,041

Total of Short Equity Positions			131,041

Total of Long and Short Equity Positions			1,962,770

Net Cash and Other Receivables/(Payables) (b)			227,560

Swaps, at Value			$2,190,330

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	47-60 months maturity 01/14/2021	$160,226,519

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Waste Connections, Inc.	37,937	$3,126,391	$220,411

Indonesia
Adaro Energy Tbk. PT	5,420,900	686,857	25,189
Indofood CBP Sukses Makmur Tbk. PT	589,000	417,216	(56,959)
Indofood Sukses Makmur Tbk. PT	1,516,000	949,895	(39,546)
United Tractors Tbk. PT	1,107,700	1,922,503	282,403

			211,087

Malaysia
AirAsia Bhd.	1,784,100	1,056,506	209,227

Panama
Copa Holdings SA	54,170	5,243,789	836,794

United Kingdom
Liberty Global plc	11,748	429,774	(18,124)

United States
3M Co.	21,865	3,878,212	305,219
Aaron’s, Inc.	62,137	1,570,524	277,431
Abbott Laboratories	107,754	4,856,046	(70,691)
AbbVie, Inc.	43,278	2,673,868	146,126
ABIOMED, Inc.	8,485	988,827	73,495
Accenture plc	15,478	1,846,121	9,382
Activision Blizzard, Inc.	96,542	3,654,038	1,159,546
Acxiom Corp.	101,808	2,573,106	325,368
Adient plc	19,023	1,381,373	1,028
Adobe Systems, Inc.	70,143	6,660,315	2,467,394
Advanced Micro Devices, Inc.	203,192	2,070,391	886,053
AdvanSix, Inc.	57,985	1,214,026	370,124
AECOM	87,522	3,267,405	(152,497)
Aetna, Inc.	130,727	14,925,610	1,748,619
Aflac, Inc.	201,394	13,437,894	1,147,060
AGCO Corp.	3,891	237,723	(3,563)
Agilent Technologies, Inc.	239,325	9,242,599	3,410,513
Agios Pharmaceuticals, Inc.	3,525	156,925	48,935
Air Products & Chemicals, Inc.	8,589	1,173,578	(11,572)
Akamai Technologies, Inc.	52,793	3,662,386	(510,644)
Alaska Air Group, Inc.	10,097	947,455	(16,309)
Albemarle Corp.	52,395	4,390,461	1,144,546
Alcoa Corp.	70,434	2,492,966	(70,036)
Alexion Pharmaceuticals, Inc.	18,346	2,251,445	(27,176)
Alleghany Corp.	16,675	8,286,437	1,963,018

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Allied World Assurance Co. Holdings AG	154,902	$6,036,391	$2,188,906
Allison Transmission Holdings, Inc.	159,516	4,606,466	1,145,681
Allstate Corp. (The)	285,448	18,634,792	4,626,366
Alphabet, Inc.	4,554	3,641,025	219,856
Amazon.com, Inc.	2,558	1,394,436	873,334
Amdocs Ltd.	291,477	15,512,089	2,265,093
AMERCO	14,547	4,796,989	748,182
Ameren Corp.	296,889	14,644,889	1,562,282
American Eagle Outfitters, Inc.	187,754	3,047,865	(413,676)
American Electric Power Co., Inc.	449,621	29,091,317	1,091,741
American Financial Group, Inc.	140,861	9,601,455	3,839,501
American International Group, Inc.	81,282	4,679,395	395,040
Ameriprise Financial, Inc.	83,716	8,569,451	2,286,839
Amgen, Inc.	64,625	10,045,067	557,957
Anadarko Petroleum Corp.	160,191	10,390,835	(458,993)
Anthem, Inc.	130,924	16,434,734	5,217,477
AO Smith Corp.	137,304	4,586,162	2,438,310
Applied Materials, Inc.	258,842	7,596,776	2,472,178
Aramark	24,480	857,768	44,809
Archer-Daniels-Midland Co.	139,454	5,494,939	925,523
Arrow Electronics, Inc.	138,447	8,267,934	1,895,460
Ashland Global Holdings, Inc.	24,190	2,455,994	538,970
Aspen Insurance Holdings Ltd.	187,139	8,570,571	1,170,014
Associated Banc-Corp.	115,295	2,612,710	200,488
Assurant, Inc.	164,485	13,049,971	2,686,309
Assured Guaranty Ltd.	122,376	4,871,647	(330,274)
Atmos Energy Corp.	55,633	4,079,823	314,628
Avery Dennison Corp.	177,265	12,670,231	1,617,328
Avnet, Inc.	183,004	7,196,935	1,177,328
Avon Products, Inc.	119,988	527,217	730
Axis Capital Holdings Ltd.	49,846	2,741,840	599,337
BancorpSouth, Inc.	68,026	1,765,502	292,284
Bank of America Corp.	70,421	1,617,124	44,107
Bank of New York Mellon Corp. (The)	85,686	3,557,634	489,316
Baxter International, Inc.	376,656	16,792,011	2,741,369

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BB&T Corp.	3,749	$176,121	$(8,541)
Becton Dickinson and Co.	24,807	4,330,759	219,837
Belden, Inc.	76,844	5,610,494	(293,658)
Bemis Co., Inc.	53,264	2,604,240	(1,761)
Berry Plastics Group, Inc.	79,472	3,916,321	(56,366)
Best Buy Co., Inc.	172,636	5,626,091	2,858,969
Big Lots, Inc.	107,479	4,346,765	885,313
Biogen, Inc.	59,116	16,645,944	(482,448)
Boeing Co. (The)	55,713	9,332,278	521,124
BOK Financial Corp.	8,225	507,056	136,715
Booz Allen Hamilton Holding Corp.	208,534	6,830,000	550,018
Boston Beer Co., Inc. (The)	9,097	1,383,276	(67,395)
Boston Scientific Corp.	372,182	8,793,290	462,876
Broadridge Financial Solutions, Inc.	99,283	5,630,957	1,115,323
Bruker Corp.	473,106	11,913,217	(875,654)
Brunswick Corp.	199,379	9,065,293	3,136,701
Buffalo Wild Wings, Inc.	20,238	3,121,229	(29,875)
Bunge Ltd.	151,249	10,236,151	1,751,845
Burlington Stores, Inc.	142,575	11,675,498	2,195,624
BWX Technologies, Inc.	333,981	10,693,312	5,204,183
CA, Inc.	190,695	5,658,189	390,656
Cable One, Inc.	3,977	2,120,554	362,964
Cabot Corp.	307,411	13,975,497	4,441,496
Campbell Soup Co.	56,823	3,437,910	(185,362)
Capital One Financial Corp.	120,983	10,323,049	161,338
Cardinal Health, Inc.	68,956	5,398,133	225,228
Carlisle Cos., Inc.	107,203	10,156,521	1,250,950
Carter’s, Inc.	16,226	1,544,322	(87,228)
CDK Global, Inc.	74,760	4,421,159	438,989
CDW Corp.	35,128	2,104,073	(76,837)
Celanese Corp.	94,199	6,009,438	2,454,342
Celgene Corp.	72,983	8,302,510	778,765
Centene Corp.	197,846	11,737,292	2,361,214
CenterPoint Energy, Inc.	788,254	18,466,876	3,265,287
Charles River Laboratories International, Inc.	128,190	9,836,920	1,693,771
Cheesecake Factory, Inc. (The)	70,235	3,926,332	523,758
Chemical Financial Corp.	33,018	1,693,677	(4,806)
Chemours Co. (The)	2,913	102,245	9,905
Chico’s FAS, Inc.	603,882	7,183,036	1,392,088
Cigna Corp.	80,129	12,010,868	(272,771)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cimarex Energy Co.	29,179	$3,815,545	$(328,946)
Cinemark Holdings, Inc.	28,450	1,082,560	178,913
Cintas Corp.	81,855	7,106,920	3,251,012
Cirrus Logic, Inc.	162,165	8,993,848	847,946
Cisco Systems, Inc.	116,466	2,999,191	937,360
Citizens Financial Group, Inc.	366,201	7,159,230	5,493,015
Citrix Systems, Inc.	33,407	2,294,377	491,433
Clean Harbors, Inc.	3,050	141,654	27,987
CNO Financial Group, Inc.	258,923	4,642,432	665,490
Coach, Inc.	171,526	6,284,435	804,735
Comcast Corp.	143,046	4,332,013	1,045,086
Comerica, Inc.	75,058	3,882,460	1,265,017
Commerce Bancshares, Inc.	21,202	1,210,705	(20,000)
Commercial Metals Co.	437,627	6,380,186	1,991,618
CommScope Holding Co., Inc.	339,132	12,623,441	1,521,755
CommVault Systems, Inc.	47,247	2,454,105	(53,957)
Computer Sciences Corp.	103,364	3,687,579	3,445,570
Conagra Brands, Inc.	355,836	11,374,524	2,979,900
Conduent, Inc.	80,789	1,275,335	80,304
ConocoPhillips	109,843	4,626,358	851,512
Consolidated Edison, Inc.	146,651	10,858,653	530,263
Constellation Brands, Inc.	29,344	4,472,362	283,420
Convergys Corp.	212,694	5,348,440	(849,962)
Cooper Cos., Inc. (The)	9,480	1,731,750	163,207
CoreLogic, Inc.	172,914	6,233,824	807,234
Corning, Inc.	44,599	1,228,557	(24,384)
CR Bard, Inc.	30,320	5,501,261	2,034,472
Cracker Barrel Old Country Store, Inc.	4,085	646,545	3,992
Crane Co.	206,547	11,648,212	3,807,700
Crown Holdings, Inc.	115,635	5,730,848	392,025
Cummins, Inc.	116,824	14,640,427	3,023,362
Curtiss-Wright Corp.	128,900	12,102,686	(339,272)
Dana, Inc.	531,506	7,734,856	2,528,524
Danaher Corp.	28,012	2,137,808	258,058
Darden Restaurants, Inc.	91,003	5,321,855	2,292,366
Dean Foods Co.	253,460	4,668,819	314,205
Deckers Outdoor Corp.	12,717	676,909	82,678
Dell Technologies, Inc.	60,068	3,272,160	576,998
Delphi Automotive plc	46,372	3,762,767	(30,285)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Delta Air Lines, Inc.	276,916	$12,859,385	$(132,325)
Denbury Resources, Inc.	799,129	2,522,609	(460,857)
Devon Energy Corp.	140,233	4,718,189	1,132,332
Diamond Offshore Drilling, Inc.	156,670	2,771,918	(153,962)
Dick’s Sporting Goods, Inc.	72,068	3,985,362	(478,533)
Dillard’s, Inc.	76,164	4,939,754	(960,946)
Discover Financial Services	131,231	6,722,069	2,252,819
Domino’s Pizza, Inc.	53	8,854	914
Donnelley Financial Solutions, Inc.	42,397	644,587	173,252
Dover Corp.	29,484	2,351,811	17,228
Dow Chemical Co. (The)	53,691	3,216,193	195,333
DR Horton, Inc.	308,851	8,858,648	1,429,179
Dr Pepper Snapple Group, Inc.	15,733	1,366,554	174,021
DST Systems, Inc.	116,358	12,032,845	2,221,010
DTE Energy Co.	229,478	21,251,563	2,180,435
Duke Energy Corp.	103,759	8,321,869	187,407
Dun & Bradstreet Corp. (The)	23,296	2,692,508	(177,938)
E*TRADE Financial Corp.	283,261	7,256,358	2,626,618
East West Bancorp, Inc.	48,188	1,666,584	820,398
Eastman Chemical Co.	63,391	4,653,516	468,477
Eaton Corp. plc	43,555	2,822,486	407,117
eBay, Inc.	255,356	6,713,081	1,859,220
Edison International	127,474	9,352,985	795,220
Edwards Lifesciences Corp.	65,958	6,113,415	91,254
Electronic Arts, Inc.	62,183	5,101,426	465,196
Eli Lilly & Co.	80,257	6,398,030	352,387
EMCOR Group, Inc.	92,299	6,279,860	(469,638)
Emerson Electric Co.	26,118	1,563,745	(321)
Endo International plc	463,908	6,389,076	(1,211,863)
Energen Corp.	26,476	1,381,482	59,871
Energizer Holdings, Inc.	1,163	58,170	6,667
EnerSys	38,528	3,004,196	37,204
Ensco plc	645,374	6,367,495	(591,398)
Entergy Corp.	181,852	14,141,549	(328,071)
EOG Resources, Inc.	1,974	190,968	1,595
Esterline Technologies Corp.	28,363	2,521,791	(81,155)
Euronet Worldwide, Inc.	74,822	5,635,519	763,259
Everest Re Group Ltd.	19,581	4,191,582	386,652

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Exelon Corp.	226,199	$8,234,060	$(95,420)
Express Scripts Holding Co.	11,729	791,779	(18,720)
Extended Stay America, Inc.	100,271	1,671,065	(72,745)
F5 Networks, Inc.	6,420	910,573	4,727
Fair Isaac Corp.	50,715	5,765,138	774,561
Fidelity National Information Services, Inc.	17,276	1,341,048	34,467
Fifth Third Bancorp	2,557	67,593	(2,645)
First American Financial Corp.	5,035	188,228	9,547
FirstEnergy Corp.	467,189	15,713,307	(847,353)
Fiserv, Inc.	44,254	4,623,192	479,737
Flex Ltd.	1,176,543	12,394,571	7,371,352
FLIR Systems, Inc.	101,226	3,648,858	23,621
FMC Corp.	11,680	674,603	138,209
Foot Locker, Inc.	91,092	6,072,635	741,958
Ford Motor Co.	442,877	5,479,453	(324,365)
Fortinet, Inc.	149,377	4,921,055	807,553
Fortive Corp.	16,795	908,571	102,823
Franklin Resources, Inc.	78,741	3,361,494	(43,348)
Frank’s International NV	73,119	843,830	(70,962)
FTI Consulting, Inc.	26,519	1,106,534	(14,747)
Fulton Financial Corp.	97,491	1,449,815	290,399
General Dynamics Corp.	4,634	612,290	255,194
General Motors Co.	338,771	10,077,078	1,901,865
Genpact Ltd.	256,759	6,449,884	(92,531)
Gilead Sciences, Inc.	260,115	19,821,314	(2,154,303)
GoDaddy, Inc.	16,368	588,946	31,401
Goldman Sachs Group, Inc. (The)	35,650	8,543,324	(353,806)
Graham Holdings Co.	10,042	4,714,506	1,306,175
Graphic Packaging Holding Co.	373,726	4,888,320	(78,466)
Halliburton Co.	187,889	10,182,790	(936,772)
Hanover Insurance Group, Inc. (The)	50,791	4,170,232	404,006
Hartford Financial Services Group, Inc. (The)	122,626	5,905,729	(11,097)
Hasbro, Inc.	30,463	2,422,021	618,796
Hawaiian Electric Industries, Inc.	82,356	2,532,399	210,879
HCA Holdings, Inc.	65,240	4,952,967	852,740
HD Supply Holdings, Inc.	306,194	9,112,491	3,479,738
Helen of Troy Ltd.	37,701	3,397,936	153,498
Herc Holdings, Inc.	85,742	3,632,215	559,711
Herman Miller, Inc.	159,642	4,576,956	459,749

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hershey Co. (The)	35,785	$3,534,806	$374,705
Hertz Global Holdings, Inc.	94,370	2,515,425	(860,176)
Hewlett Packard Enterprise Co.	1,034,831	24,026,267	499,227
Hill-Rom Holdings, Inc.	80,123	4,581,259	1,075,424
Hilton Grand Vacations, Inc.	9,283	269,240	(3,190)
HNI Corp.	30,833	1,522,863	(101,770)
Hologic, Inc.	305,928	10,512,104	2,505,133
Home Depot, Inc. (The)	38,374	4,553,234	1,081,221
Honeywell International, Inc.	33,039	3,748,841	376,739
HP, Inc.	718,499	9,112,099	3,734,663
Hubbell, Inc.	49,988	5,047,742	953,318
Humana, Inc.	29,664	6,239,100	(124,163)
Huntington Ingalls Industries, Inc.	162,811	22,377,001	10,224,273
Huntsman Corp.	998,100	15,705,006	8,788,368
Hyatt Hotels Corp.	115,679	6,171,809	72,543
IDACORP, Inc.	70,226	5,206,124	619,825
Illinois Tool Works, Inc.	8,412	1,013,253	101,085
Ingersoll-Rand plc	193,465	12,986,325	2,746,249
Ingredion, Inc.	93,945	10,264,953	1,048,844
Integrated Device Technology, Inc.	67,696	1,368,305	234,059
InterActiveCorp.	104,291	4,625,810	3,062,523
Intercontinental Exchange, Inc.	32,197	1,682,296	245,338
InterDigital, Inc.	63,803	5,407,360	98,839
International Game Technology plc	687,632	14,350,128	1,946,751
International Paper Co.	41,575	1,991,096	120,083
Interpublic Group of Cos., Inc. (The)	108,776	2,261,313	411,314
Intrexon Corp.	12,489	269,801	(22,269)
Intuit, Inc.	53,467	5,875,597	326,040
Invesco Ltd.	116,619	3,323,369	248,671
ITT, Inc.	132,841	4,392,174	1,056,963
Jabil Circuit, Inc.	482,356	9,301,327	4,648,409
Jack Henry & Associates, Inc.	44,661	3,653,178	504,762
Jack in the Box, Inc.	120,894	9,600,457	2,696,881
Jacobs Engineering Group, Inc.	109,899	6,025,807	49,409
Jazz Pharmaceuticals plc	35,946	4,527,120	689,723
JetBlue Airways Corp.	348,348	7,136,593	42,859
JM Smucker Co. (The)	21,341	3,043,829	(246,451)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
John Wiley & Sons, Inc.	122,845	$5,577,065	$1,031,996
Johnson & Johnson	53,361	6,326,584	319,529
Johnson Controls International plc	8,679	374,791	(9,232)
Juniper Networks, Inc.	116,627	2,939,516	306,214
KAR Auction Services, Inc.	7,571	339,959	(9,333)
Kate Spade & Co.	323,341	5,886,332	1,624,880
KB Home	582,796	8,846,381	2,739,604
KBR, Inc.	146,921	1,853,121	355,101
Kellogg Co.	30,135	2,260,129	(72,027)
Kennametal, Inc.	185,064	4,842,181	2,417,880
KeyCorp	129,711	2,378,306	(72,044)
Keysight Technologies, Inc.	38,984	1,476,165	(67,283)
Kimberly-Clark Corp.	59,785	7,749,490	120,010
Kinder Morgan, Inc.	255,671	5,531,582	26,706
KLA-Tencor Corp.	15,267	1,097,789	353,645
Kohl’s Corp.	115,360	4,921,342	(328,860)
Kroger Co. (The)	99,692	3,293,665	(353,748)
L3 Technologies, Inc.	127,956	17,450,809	3,699,038
Laboratory Corp. of America Holdings	91,494	12,201,455	925,189
Lancaster Colony Corp.	19,698	2,250,549	287,342
Las Vegas Sands Corp.	23,625	1,223,633	124,645
Lear Corp.	164,067	17,990,531	5,238,075
Legg Mason, Inc.	23,330	842,065	381
Leggett & Platt, Inc.	106,910	4,757,486	622,225
Leidos Holdings, Inc.	136,060	5,960,617	997,492
Lennox International, Inc.	17,469	2,592,386	330,177
Liberty Broadband Corp.	26,826	1,898,173	419,593
Liberty Interactive Corp. QVC Group	12,735	255,610	(655)
Lincoln Electric Holdings, Inc.	15,036	968,963	337,064
Lincoln National Corp.	196,583	9,187,824	3,678,533
Live Nation Entertainment, Inc.	14,953	296,633	157,489
Lockheed Martin Corp.	20,022	5,328,552	29,335
Lowe’s Cos., Inc.	53,081	3,408,537	955,252
LSC Communications, Inc.	58,993	1,185,565	298,699
LyondellBasell Industries NV	66,588	5,745,790	326,370
M&T Bank Corp.	18,916	2,494,489	432,383
Macy’s, Inc.	103,977	4,018,882	(937,004)
Mallinckrodt plc	52,147	2,970,053	(645,861)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ManpowerGroup, Inc.	109,283	$8,968,665	$2,240,492
Marathon Petroleum Corp.	144,654	4,909,321	2,401,492
MarketAxess Holdings, Inc.	30,384	5,009,399	687,297
Marvell Technology Group Ltd.	744,222	7,127,145	4,229,683
Masco Corp.	216,479	6,885,961	472,160
Maxim Integrated Products, Inc.	164,208	5,702,515	1,680,277
MB Financial, Inc.	14,241	629,789	(19,990)
McKesson Corp.	106,549	17,232,560	(1,435,605)
Mead Johnson Nutrition Co.	23,623	2,073,812	30,525
Medtronic plc	9,562	758,231	12,084
Merck & Co., Inc.	310,071	18,045,043	1,656,869
Meredith Corp.	26,846	1,518,986	215,266
MetLife, Inc.	50,605	2,666,574	6,382
MGM Resorts International	68,924	1,659,112	229,405
Michael Kors Holdings Ltd.	6,061	228,764	2,220
Micron Technology, Inc.	39,260	923,898	210,716
Microsoft Corp.	114,873	6,167,100	1,398,435
Minerals Technologies, Inc.	91,238	4,524,490	2,464,341
Mohawk Industries, Inc.	51,658	8,812,766	3,042,229
Molson Coors Brewing Co.	90,156	8,951,710	(322,879)
Mondelez International, Inc.	68,170	3,063,611	(126,848)
Monster Beverage Corp.	52,053	2,189,106	214,181
Morgan Stanley	90,920	2,980,772	914,241
Morningstar, Inc.	22,663	1,775,542	5,769
MSA Safety, Inc.	3,548	251,015	(207)
MSC Industrial Direct Co., Inc.	86,545	7,029,140	1,864,224
MSCI, Inc.	67,364	5,081,806	1,465,301
Murphy Oil Corp.	28,374	799,116	12,096
Murphy USA, Inc.	92,324	6,304,142	474,286
Mylan NV	2,787	117,716	(9,051)
Nabors Industries Ltd.	743,847	7,842,926	1,879,154
Nasdaq, Inc.	153,689	9,931,531	742,170
NCR Corp.	119,019	2,872,481	2,564,306
Neurocrine Biosciences, Inc.	31,746	1,388,348	(13,746)
New York Times Co. (The)	126,865	1,602,090	224,766
Newfield Exploration Co.	154,068	5,842,898	(156,248)
Newmont Mining Corp.	10,649	367,995	(17,004)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
News Corp.	470,443	$5,928,676	$187,083
NiSource, Inc.	548,099	12,934,547	104,729
Norfolk Southern Corp.	94,204	8,512,932	2,035,090
Northern Trust Corp.	28,166	1,983,969	454,643
Northrop Grumman Corp.	78,503	15,541,726	3,129,427
NorthWestern Corp.	21,852	1,253,583	29,129
NOW, Inc.	88,590	1,760,957	(258,471)
Nu Skin Enterprises, Inc.	135,690	6,692,593	843,630
Nuance Communications, Inc.	134,747	2,074,555	257,916
Nucor Corp.	79,302	4,911,373	(175,458)
NVR, Inc.	4,860	7,914,268	2,325,169
Oceaneering International, Inc.	208,615	5,784,125	(134,831)
Office Depot, Inc.	1,358,438	4,834,943	1,502,171
Old Republic International Corp.	370,525	6,846,596	741,756
Omnicom Group, Inc.	19,588	1,620,307	68,375
ONE Gas, Inc.	41,405	2,583,145	215,833
Orbital ATK, Inc.	117,810	9,922,320	1,623,060
Oshkosh Corp.	275,193	17,792,801	1,082,687
Owens Corning	227,487	10,010,374	3,950,503
PACCAR, Inc.	87,802	5,766,758	133,537
Packaging Corp. of America	25,987	2,107,648	273,281
Parker-Hannifin Corp.	80,213	9,831,604	3,028,145
Patheon NV	16,755	491,651	(50,324)
Patterson-UTI Energy, Inc.	65,392	1,834,270	(247,206)
PayPal Holdings, Inc.	141,904	5,706,973	397,737
PepsiCo, Inc.	71,546	7,069,607	933,529
PerkinElmer, Inc.	28,034	1,469,741	157,913
Pfizer, Inc.	377,833	13,038,984	(113,317)
PG&E Corp.	545,811	31,910,877	4,309,141
Pinnacle West Capital Corp.	191,264	13,589,550	2,358,042
Plantronics, Inc.	10,429	482,068	82,245
PNC Financial Services Group, Inc. (The)	32,011	3,225,533	623,470
PNM Resources, Inc.	131,774	4,322,578	553,060
PolyOne Corp.	53,748	1,797,258	35,011
Popular, Inc.	323,700	12,731,818	452,483
Post Holdings, Inc.	737	56,347	8,155
PPG Industries, Inc.	4,204	445,986	(4,230)
ProAssurance Corp.	31,573	1,520,580	381,693
Procter & Gamble Co. (The)	64,948	5,500,076	335,502
Progressive Corp. (The)	138,001	4,407,986	998,893

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Prudential Financial, Inc.	53,661	$4,485,080	$1,239,476
Public Service Enterprise Group, Inc.	358,849	15,394,919	520,034
PVH Corp.	154,404	14,365,225	1,610,957
QEP Resources, Inc.	336,895	5,405,731	(1,123,795)
QIAGEN NV	209,073	5,991,604	65,240
QUALCOMM, Inc.	17,397	921,421	76,123
Quanta Services, Inc.	127,563	3,084,129	1,649,734
Quest Diagnostics, Inc.	15,522	1,451,193	72,912
Quintiles IMS Holdings, Inc.	9,314	726,677	23,379
Ralph Lauren Corp.	11,093	975,572	(70,162)
Raymond James Financial, Inc.	186,483	9,571,988	4,649,205
Raytheon Co.	124,793	16,895,137	2,135,796
Regal Beloit Corp.	99,445	5,984,078	1,538,937
Regions Financial Corp.	707,451	7,286,642	2,992,622
Reinsurance Group of America, Inc.	123,729	12,222,381	3,488,728
Reliance Steel & Aluminum Co.	87,746	5,333,290	1,688,145
Republic Services, Inc.	215,170	9,820,168	3,694,659
Rice Energy, Inc.	16,943	351,225	50,324
Rockwell Automation, Inc.	9,440	1,423,949	45,953
Ross Stores, Inc.	111,331	6,511,886	821,487
Rowan Cos. plc	194,252	3,330,809	(304,363)
RPM International, Inc.	25,987	1,376,136	53,929
RR Donnelley & Sons Co.	135,934	2,550,696	(904,535)
Ryder System, Inc.	10,688	804,683	1,620
S&P Global, Inc.	26,746	3,024,648	472,124
Santander Consumer USA Holdings, Inc.	61,276	860,314	(44,118)
SCANA Corp.	198,740	14,201,856	(1,214,197)
Science Applications International Corp.	68,911	5,034,262	92,716
Sealed Air Corp.	147,538	6,804,482	(374,776)
SEI Investments Co.	6,944	240,262	109,993
Service Corp. International	21,679	533,733	135,714
ServiceMaster Global Holdings, Inc.	3,495	119,205	26,711
Sherwin-Williams Co. (The)	8,962	2,500,742	279,181
Signature Bank	26,727	3,138,651	827,368
Skechers U.S.A., Inc.	218,139	5,458,651	529,264
SLM Corp.	533,986	6,058,391	402,840
Sonoco Products Co.	99,990	5,218,244	73,227

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Southwest Airlines Co.	201,504	$9,983,701	$849,154
Southwest Gas Holdings, Inc.	41,662	3,200,095	254,102
Spirit AeroSystems Holdings, Inc.	234,409	10,608,338	2,968,631
Spirit Airlines, Inc.	6,530	341,836	4,711
SPX Corp.	121,206	1,568,648	1,370,597
Stanley Black & Decker, Inc.	99,293	10,174,590	3,018,471
Staples, Inc.	806,930	6,982,684	94,092
Starbucks Corp.	27,023	1,508,114	69,759
Steel Dynamics, Inc.	199,792	4,405,148	2,539,622
SunPower Corp.	69,107	575,631	(154,078)
SunTrust Banks, Inc.	251,406	10,121,937	3,780,815
Superior Energy Services, Inc.	62,393	1,040,993	(151,269)
SUPERVALU, Inc.	194,368	989,463	(239,202)
Synaptics, Inc.	76,393	4,195,449	(413,231)
Synchrony Financial	288,172	8,056,091	1,828,208
SYNNEX Corp.	95,452	9,669,098	1,015,799
Synopsys, Inc.	90,097	4,655,395	1,843,301
Synovus Financial Corp.	282,934	8,807,011	2,798,942
TCF Financial Corp.	375,932	5,054,972	1,343,391
Tech Data Corp.	148,636	10,176,802	3,780,118
TEGNA, Inc.	171,377	3,665,931	724,748
Teledyne Technologies, Inc.	10,697	1,336,139	16,603
Teleflex, Inc.	37,720	5,929,024	1,378,472
Teradata Corp.	141,414	4,280,763	120,041
Teradyne, Inc.	300,543	6,035,708	3,311,179
Texas Instruments, Inc.	3,180	226,203	29,978
Texas Roadhouse, Inc.	73,641	3,292,369	(13,136)
Textron, Inc.	229,259	8,526,853	2,383,583
Thomson Reuters Corp.	55,342	2,382,705	9,729
Thor Industries, Inc.	65,429	5,242,163	1,047,527
Time, Inc.	121,135	2,202,136	141,827
Timken Co. (The)	236,741	7,724,894	2,975,800
TJX Cos., Inc. (The)	97,413	7,177,698	525,722
Toll Brothers, Inc.	106,280	3,370,042	467,728
TopBuild Corp.	3,205	113,525	37,110
Torchmark Corp.	86,940	5,182,955	1,514,903
Toro Co. (The)	217,632	9,570,510	4,022,785
Total System Services, Inc.	73,182	3,531,757	380,553
TransUnion	37,609	1,187,774	254,531
Travelers Cos., Inc. (The)	36,970	4,527,553	(71,189)
Tyson Foods, Inc.	174,172	11,052,548	(304,394)
U.S. Bancorp	24,359	1,251,581	2,907

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
UGI Corp.	244,783	$9,915,835	$2,176,445
Ulta Beauty, Inc.	9,986	2,708,237	140,069
Umpqua Holdings Corp.	238,676	4,337,686	(103,573)
Union Pacific Corp.	39,715	4,142,658	63,955
United Continental Holdings, Inc.	280,393	17,156,999	2,649,963
United Rentals, Inc.	14,367	1,287,263	509,330
United States Steel Corp.	136,150	4,673,376	(70,144)
United Technologies Corp.	1,072	119,479	810
United Therapeutics Corp.	56,488	7,466,504	180,841
UnitedHealth Group, Inc.	48,766	5,789,323	2,208,789
Universal Health Services, Inc.	69,156	7,454,915	1,151,549
Unum Group	308,708	9,955,669	4,519,649
Urban Outfitters, Inc.	198,373	5,601,846	(888,503)
Vail Resorts, Inc.	12,420	2,002,259	381,139
Valero Energy Corp.	12,956	849,617	9,236
Validus Holdings Ltd.	150,271	6,924,124	1,549,658
Valmont Industries, Inc.	9,865	1,216,468	317,539
VCA, Inc.	13,084	841,188	355,998
Vectren Corp.	95,249	4,672,086	910,458
Verizon Communications, Inc.	60,212	3,025,791	(90,456)
Versum Materials, Inc.	158,566	3,667,169	1,184,951
Vertex Pharmaceuticals, Inc.	42,373	3,707,518	925,969
Viavi Solutions, Inc.	171,197	1,127,510	707,722
Vishay Intertechnology, Inc.	149,380	2,248,007	209,294
Visteon Corp.	137,305	9,192,552	4,256,473
Waddell & Reed Financial, Inc.	131,154	2,357,753	(128,135)
Walgreens Boots Alliance, Inc.	132,180	10,812,215	165,334
Wal-Mart Stores, Inc.	153,903	10,739,472	353,857
Waste Management, Inc.	283,202	15,451,824	5,199,266
Waters Corp.	2,332	347,944	16,571
Watsco, Inc.	42,394	5,619,043	450,930
WebMD Health Corp.	15,374	784,897	25,005
WellCare Health Plans, Inc.	227,925	24,262,461	7,694,904
Wells Fargo & Co.	164,239	8,113,043	1,028,500
WESCO International, Inc.	46,480	3,176,020	56,664
West Pharmaceutical Services, Inc.	96,999	7,532,385	383,703
WestRock Co.	248,252	13,246,794	(330,242)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whirlpool Corp.	59,986	$9,342,797	$934,604
White Mountains Insurance Group Ltd.	6,245	5,060,542	434,309
Williams Cos., Inc. (The)	102,761	2,924,831	115,867
Woodward, Inc.	41,844	2,919,457	(77,412)
World Fuel Services Corp.	66,311	2,997,955	(594,181)
Worthington Industries, Inc.	114,675	4,124,517	1,046,179
WR Grace & Co.	65,097	4,709,595	(171,683)
Wyndham Worldwide Corp.	38,498	2,993,464	251,532
Xcel Energy, Inc.	97,256	3,796,451	526,578
Xerox Corp.	1,371,410	12,474,429	(2,408,280)
Yum! Brands, Inc.	129,289	6,557,897	1,703,670
Zimmer Biomet Holdings, Inc.	4,051	474,544	20,124
Zynga, Inc.	2,032,395	5,010,999	781,326

			416,096,136

Total of Long Equity Positions			417,555,531

Short Positions

Common Stocks
Argentina
MercadoLibre, Inc.	(8,017)	(1,693,437)	(1,918)

Canada
Fortis, Inc.	(37,417)	(800,091)	(440,656)

Indonesia
Jasa Marga Persero Tbk. PT	(125,100)	(41,544)	(1,829)
Matahari Department Store Tbk. PT	(61,900)	(60,796)	(415)
Perusahaan Gas Negara Persero Tbk.	(2,931,200)	(619,818)	63,327
XL Axiata Tbk. PT	(182,200)	(31,976)	(9,862)

			51,221

Ireland
XL Group Ltd.	(339,853)	(11,770,620)	(1,775,920)

Malaysia
Axiata Group Bhd.	(791,000)	(862,781)	(41,581)

Sweden
Autoliv, Inc.	(26,649)	(2,663,349)	(61,777)

United Kingdom
Liberty Global plc	(26,302)	(940,467)	(2,986)
Pentair plc	(45,401)	(2,443,264)	(407,010)

			(409,996)

United States
3D Systems Corp.	(152,591)	(2,292,485)	9,723
Acadia Healthcare Co., Inc.	(618,310)	(31,253,176)	4,294,860
ACI Worldwide, Inc.	(340,298)	(6,213,328)	(1,065,646)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Acuity Brands, Inc.	(81,226)	$(19,355,244)	$2,785,140
Advance Auto Parts, Inc.	(42,572)	(6,735,700)	423,975
Air Lease Corp.	(218,382)	(6,067,085)	(2,395,217)
Akorn, Inc.	(311,487)	(7,628,683)	128,076
Align Technology, Inc.	(31,397)	(3,201,616)	(399,933)
Alkermes plc	(91,314)	(5,191,544)	(150,325)
Allegheny Technologies, Inc.	(521,174)	(9,208,928)	(151,357)
Allegion plc	(72,500)	(4,926,118)	(562,132)
Allergan plc	(29,887)	(6,828,000)	(312,602)
Alliance Data Systems Corp.	(61,345)	(12,604,800)	(2,670,105)
Alliant Energy Corp.	(29,248)	(1,126,088)	(32,425)
Allscripts Healthcare Solutions, Inc.	(179,818)	(2,116,384)	(163,708)
Ally Financial, Inc.	(187,950)	(3,159,720)	(661,304)
Alnylam Pharmaceuticals, Inc.	(113,124)	(6,007,807)	210,202
AMC Networks, Inc.	(30,793)	(1,787,885)	(19,048)
American Airlines Group, Inc.	(140,650)	(5,865,341)	(84,154)
American Express Co.	(67,176)	(4,264,448)	(1,049,845)
AmerisourceBergen Corp.	(103,745)	(8,304,222)	(877,211)
AMETEK, Inc.	(268,444)	(12,603,390)	(1,914,062)
Amphenol Corp.	(300,288)	(16,520,419)	(4,851,078)
AmTrust Financial Services, Inc.	(438,976)	(11,338,987)	3,235,490
Analog Devices, Inc.	(91,430)	(6,477,481)	(1,015,207)
ANSYS, Inc.	(42,109)	(4,193,578)	(306,610)
Antero Resources Corp.	(466,500)	(11,416,677)	775,812
Aon plc	(39,643)	(4,305,073)	(400,154)
Apache Corp.	(72,085)	(4,111,068)	406,620
Apple, Inc.	(6,733)	(736,013)	(231,250)
AptarGroup, Inc.	(48,771)	(3,658,170)	(96,709)
Arch Capital Group Ltd.	(30,563)	(2,186,561)	(709,895)
Arconic, Inc.	(59,748)	(1,493,190)	(80,572)
Arista Networks, Inc.	(101,883)	(8,414,658)	(5,061,406)
Armstrong World Industries, Inc.	(83,094)	(3,440,878)	(385,601)
ARRIS International plc	(158,124)	(4,324,768)	142,388
Arthur J Gallagher & Co.	(73,583)	(3,905,882)	(254,501)
Artisan Partners Asset Management, Inc.	(88,411)	(2,580,245)	140,101
Ascena Retail Group, Inc.	(112,111)	(675,277)	197,684
AT&T, Inc.	(57,368)	(2,297,963)	(85,678)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
athenahealth, Inc.	(91,124)	$(10,621,831)	$353,067
Autodesk, Inc.	(33,840)	(2,688,270)	(237,875)
AutoNation, Inc.	(87,044)	(4,085,043)	403,953
AutoZone, Inc.	(4,337)	(3,180,633)	44,765
Avangrid, Inc.	(68,160)	(2,876,181)	(36,977)
Avis Budget Group, Inc.	(272,191)	(8,563,160)	511,750
Axalta Coating Systems Ltd.	(182,480)	(5,438,260)	(437,596)
B/E Aerospace, Inc.	(55,479)	(2,746,121)	(810,638)
Ball Corp.	(487,996)	(36,182,136)	(56,447)
Bank of Hawaii Corp.	(22,574)	(1,614,802)	(244,392)
Bank of the Ozarks, Inc.	(366,159)	(14,760,816)	(4,283,114)
BankUnited, Inc.	(97,866)	(2,960,895)	(690,486)
Bed Bath & Beyond, Inc.	(29,706)	(1,307,249)	135,050
BioMarin Pharmaceutical, Inc.	(76,423)	(6,719,410)	10,999
Bio-Rad Laboratories, Inc.	(5,404)	(969,861)	(107,372)
Bio-Techne Corp.	(90,006)	(7,999,565)	(1,149,545)
Black Hills Corp.	(138,293)	(7,627,188)	(1,565,148)
BlackRock, Inc.	(5,757)	(2,206,283)	(1,584)
Blue Buffalo Pet Products, Inc.	(13,544)	(322,593)	11,081
BorgWarner, Inc.	(131,322)	(3,962,267)	(1,525,680)
Brinker International, Inc.	(8,134)	(352,384)	(5,187)
Bristol-Myers Squibb Co.	(89,168)	(5,036,496)	187,540
Broadcom Ltd.	(6,461)	(1,096,010)	(318,690)
Brookdale Senior Living, Inc.	(76,683)	(975,042)	(54,810)
Brown & Brown, Inc.	(1,160)	(43,355)	(5,041)
Brown-Forman Corp.	(412,678)	(19,652,747)	595,277
Cabot Oil & Gas Corp.	(166,654)	(3,797,200)	(187,497)
Cadence Design Systems, Inc.	(1,023)	(26,196)	(5,926)
CalAtlantic Group, Inc.	(241,985)	(8,010,791)	(1,051,547)
CarMax, Inc.	(182,037)	(7,802,106)	(2,978,125)
Carnival Corp.	(80,474)	(4,203,420)	(537,303)
Carpenter Technology Corp.	(53,290)	(1,468,530)	(519,187)
Casey’s General Stores, Inc.	(23,484)	(2,722,686)	86,607
Catalent, Inc.	(119,672)	(3,029,741)	(359,370)
Caterpillar, Inc.	(35,644)	(2,917,215)	(389,122)
Cathay General Bancorp	(99,131)	(3,050,108)	(685,148)
CBOE Holdings, Inc.	(74,108)	(5,341,467)	(666,468)
CBS Corp.	(16,072)	(986,606)	(128,148)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CEB, Inc.	(8,461)	$(509,658)	$(155,376)
CenturyLink, Inc.	(13,904)	(328,438)	720
Cerner Corp.	(86,395)	(4,572,232)	(512,114)
CF Industries Holdings, Inc.	(726,139)	(19,063,810)	(2,248,370)
CH Robinson Worldwide, Inc.	(45,432)	(3,294,857)	(216,582)
Charles Schwab Corp. (The)	(83,476)	(3,600,430)	193,775
Charter Communications, Inc.	(29,501)	(7,878,760)	(1,777,508)
Cheniere Energy, Inc.	(237,314)	(8,454,052)	(2,763,781)
Chesapeake Energy Corp.	(451,723)	(2,798,126)	114,892
Chevron Corp.	(18,446)	(1,823,810)	(156,738)
Chicago Bridge & Iron Co. NV	(47,631)	(1,312,996)	(151,657)
Chipotle Mexican Grill, Inc.	(33,951)	(14,640,753)	(485,096)
Choice Hotels International, Inc.	(3,914)	(245,767)	750
Chubb Ltd.	(43,167)	(4,928,539)	(952,965)
Church & Dwight Co., Inc.	(29,516)	(1,316,399)	(155,564)
Churchill Downs, Inc.	(17)	(2,416)	(285)
Ciena Corp.	(86,222)	(2,095,877)	60,176
Cincinnati Financial Corp.	(160,583)	(10,586,991)	(1,018,342)
CIT Group, Inc.	(145,257)	(4,040,507)	(2,195,376)
Clorox Co. (The)	(21,863)	(2,499,105)	(448,684)
CME Group, Inc.	(25,798)	(3,198,432)	133,630
CMS Energy Corp.	(39,429)	(1,637,488)	(126,566)
Coca-Cola Co. (The)	(134,540)	(5,495,220)	(214,657)
Cognex Corp.	(170,420)	(7,898,975)	(6,407,784)
Cognizant Technology Solutions Corp.	(70,773)	(4,163,476)	(48,933)
Colfax Corp.	(50,249)	(1,437,066)	(535,710)
Colgate-Palmolive Co.	(56,818)	(4,052,351)	(106,158)
Compass Minerals International, Inc.	(270,298)	(19,652,454)	1,312,735
comScore, Inc.	(54,268)	(1,557,420)	385,774
Concho Resources, Inc.	(55,498)	(7,007,733)	(114,881)
CONSOL Energy, Inc.	(152,491)	(2,346,689)	(212,110)
Copart, Inc.	(277,581)	(12,934,900)	(4,255,692)
Core Laboratories NV	(77,379)	(8,388,768)	(550,055)
CoStar Group, Inc.	(6,129)	(1,006,983)	(263,069)
Costco Wholesale Corp.	(1,209)	(183,975)	(18,762)
Coty, Inc.	(805,741)	(16,579,463)	1,971,379
Covanta Holding Corp.	(507,490)	(7,324,222)	(643,371)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cree, Inc.	(110,778)	$(2,829,729)	$(131,367)
CSX Corp.	(115,074)	(5,572,005)	215,310
Cullen/Frost Bankers, Inc.	(175,962)	(9,450,965)	(6,204,374)
CVS Health Corp.	(53,075)	(4,117,956)	(48,431)
Cypress Semiconductor Corp.	(505,390)	(5,150,169)	(1,803,998)
DaVita, Inc.	(77,751)	(4,861,060)	(423,675)
Deere & Co.	(13,750)	(1,069,845)	(426,980)
Deluxe Corp.	(31,943)	(2,009,270)	(296,056)
DENTSPLY SIRONA, Inc.	(247,242)	(15,187,547)	(250,243)
DeVry Education Group, Inc.	(41,397)	(1,061,689)	(405,835)
DexCom, Inc.	(286,809)	(22,190,000)	(2,111,327)
Diebold Nixdorf, Inc.	(463,094)	(11,997,463)	(2,219,523)
Discovery Communications, Inc.	(515,180)	(13,028,112)	(1,958,474)
DISH Network Corp.	(119,631)	(6,818,354)	(777,018)
Dolby Laboratories, Inc.	(42,566)	(1,690,002)	(540,882)
Dollar General Corp.	(78,740)	(5,919,088)	428,548
Dollar Tree, Inc.	(51,570)	(4,007,400)	(38,783)
Dominion Resources, Inc.	(459,080)	(33,596,181)	(2,014,655)
Donaldson Co., Inc.	(139,158)	(4,340,012)	(1,994,460)
Dril-Quip, Inc.	(11,227)	(698,053)	85,620
Dunkin’ Brands Group, Inc.	(188,818)	(8,054,850)	(2,269,718)
Dycom Industries, Inc.	(112,170)	(9,310,561)	(1,115,640)
Eaton Vance Corp.	(129,421)	(4,403,648)	(1,415,120)
Ecolab, Inc.	(73,712)	(7,991,409)	(1,247,654)
Edgewell Personal Care Co.	(2,569)	(195,890)	7,994
Envision Healthcare Corp.	(336,768)	(21,606,888)	956,274
EQT Corp.	(136,814)	(9,006,642)	647,307
Estee Lauder Cos., Inc. (The)	(31,214)	(2,568,645)	(77,990)
Eversource Energy	(36,112)	(2,041,547)	(81,116)
Expedia, Inc.	(25,774)	(2,925,005)	(326,900)
Expeditors International of Washington, Inc.	(159,973)	(8,121,180)	(915,695)
Exxon Mobil Corp.	(15,385)	(1,340,733)	79,010
Facebook, Inc.	(39,416)	(5,348,642)	(250,401)
FactSet Research Systems, Inc.	(38,264)	(5,992,131)	(317,985)
Fastenal Co.	(430,609)	(19,130,161)	(3,046,202)
Federated Investors, Inc.	(295,041)	(7,594,488)	(176,891)
FireEye, Inc.	(528,300)	(7,039,637)	377,774
First Data Corp.	(1,036,294)	(13,954,239)	(2,108,318)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Horizon National Corp.	(475,414)	$(6,045,997)	$(2,749,162)
First Republic Bank	(90,457)	(6,095,306)	(2,390,465)
First Solar, Inc.	(59,836)	(1,963,679)	342,123
Fitbit, Inc.	(985,236)	(7,163,207)	1,330,610
FleetCor Technologies, Inc.	(35,234)	(5,224,490)	(110,994)
Flowers Foods, Inc.	(682,901)	(11,505,686)	(1,749,422)
Flowserve Corp.	(275,427)	(12,131,669)	(1,204,506)
Fluor Corp.	(11,285)	(622,744)	28,928
FNB Corp.	(602,639)	(8,759,655)	(201,587)
FNF Group	(167,916)	(5,807,706)	(730,943)
Fossil Group, Inc.	(93,802)	(2,659,834)	1,022,989
Freeport-McMoRan, Inc.	(296,121)	(3,804,366)	(151,811)
Frontier Communications Corp.	(340,912)	(1,239,100)	509,548
GameStop Corp.	(113,008)	(3,062,942)	514,611
Gap, Inc. (The)	(82,786)	(2,028,028)	17,156
Garmin Ltd.	(193,132)	(7,711,251)	(2,159,725)
Gartner, Inc.	(9,446)	(1,054,952)	34,878
GATX Corp.	(88,740)	(3,908,211)	(1,501,379)
General Electric Co.	(116,498)	(3,449,113)	(22,528)
General Mills, Inc.	(30,138)	(1,822,747)	44,304
Genesee & Wyoming, Inc.	(172,684)	(10,446,108)	(1,272,228)
Gentex Corp.	(317,411)	(4,483,001)	(2,287,376)
Global Payments, Inc.	(51,485)	(3,789,419)	(364,391)
Globus Medical, Inc.	(12,455)	(359,885)	(9,032)
Goodyear Tire & Rubber Co. (The)	(41,932)	(1,406,694)	(102,858)
Graco, Inc.	(99,953)	(7,444,319)	(1,965,256)
Granite Construction, Inc.	(48,720)	(2,397,914)	(47,343)
Great Plains Energy, Inc.	(44,859)	(1,221,635)	(89,145)
Greif, Inc.	(8,571)	(411,967)	(60,209)
Groupon, Inc.	(427,817)	(1,608,682)	(72,639)
Guess?, Inc.	(73,211)	(864,395)	48,092
Guidewire Software, Inc.	(132,434)	(7,400,363)	(59,644)
H&R Block, Inc.	(125,978)	(2,840,221)	(88,768)
Hain Celestial Group, Inc. (The)	(19,764)	(739,748)	4,527
Halyard Health, Inc.	(97,739)	(2,754,143)	(968,735)
Hancock Holding Co.	(100,400)	(2,513,737)	(2,059,483)
Hanesbrands, Inc.	(599,080)	(14,758,811)	2,321,910
Harris Corp.	(12,058)	(1,124,912)	(216,782)
HealthSouth Corp.	(10,241)	(434,628)	(3,789)
HEICO Corp.	(49,069)	(3,587,157)	(691,660)
Helmerich & Payne, Inc.	(99,192)	(6,292,260)	(310,951)
Henry Schein, Inc.	(35,947)	(5,850,525)	(259,387)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hess Corp.	(208,212)	$(10,913,584)	$875,683
Hexcel Corp.	(232,179)	(9,315,683)	(3,349,682)
Hilton Worldwide Holdings, Inc.	(21,360)	(1,236,451)	(12,254)
HollyFrontier Corp.	(49,460)	(1,470,956)	69,259
Hormel Foods Corp.	(365,509)	(13,667,210)	1,009,634
HSN, Inc.	(4,641)	(168,471)	(3,710)
Huntington Bancshares, Inc.	(235,954)	(3,162,436)	3,012
IDEX Corp.	(21,210)	(1,935,831)	(47,516)
IDEXX Laboratories, Inc.	(3,457)	(236,770)	(297,717)
IHS Markit Ltd.	(192,583)	(6,987,878)	(1,090,979)
Illumina, Inc.	(103,230)	(14,888,714)	(2,726,453)
Incyte Corp.	(11,477)	(1,454,313)	(79,817)
Inovalon Holdings, Inc.	(23,489)	(253,039)	(42,923)
Intel Corp.	(55,601)	(1,987,804)	(17,724)
International Business Machines Corp.	(4,493)	(701,606)	(80,805)
International Flavors & Fragrances, Inc.	(94,532)	(11,829,056)	(699,270)
Intuitive Surgical, Inc.	(9,951)	(7,159,361)	(467,782)
Ionis Pharmaceuticals, Inc.	(82,096)	(3,871,469)	571,210
IPG Photonics Corp.	(122,149)	(10,965,346)	(3,778,038)
j2 Global, Inc.	(92,147)	(6,050,734)	(1,681,321)
Janus Capital Group, Inc.	(102,414)	(1,492,537)	140,673
JB Hunt Transport Services, Inc.	(83,436)	(6,729,422)	(924,997)
JC Penney Co., Inc.	(1,202,027)	(8,602,514)	1,198,028
Juno Therapeutics, Inc.	(41,545)	(943,500)	21,617
Kansas City Southern	(9,358)	(829,294)	26,752
KLX, Inc.	(298,025)	(9,908,305)	(3,413,412)
Knowles Corp.	(447,456)	(5,984,173)	(2,495,118)
Kosmos Energy Ltd.	(1,048,110)	(5,984,446)	(995,967)
L Brands, Inc.	(167,241)	(9,665,927)	1,788,876
Lam Research Corp.	(28,684)	(3,249,311)	(432,567)
Lamb Weston Holdings, Inc.	(12,547)	(527,729)	3
Landstar System, Inc.	(34,306)	(2,215,000)	(723,309)
Laredo Petroleum, Inc.	(342,367)	(4,470,590)	(527,968)
Lennar Corp.	(13,385)	(594,705)	(90,473)
LifePoint Health, Inc.	(82,029)	(4,708,333)	(664,566)
Lions Gate Entertainment Corp.	(46,904)	(960,017)	(285,753)
LivaNova plc	(112,026)	(5,124,510)	(365,885)
Loews Corp.	(56,599)	(2,194,677)	(452,458)
LogMeIn, Inc.	(4,676)	(457,868)	1,958
LPL Financial Holdings, Inc.	(129,623)	(3,491,496)	(1,671,388)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lululemon Athletica, Inc.	(19,734)	$(1,141,970)	$118,367
Madison Square Garden Co. (The)	(1,754)	(349,004)	(1,287)
Manhattan Associates, Inc.	(30,511)	(1,552,230)	(35,867)
Marathon Oil Corp.	(334,382)	(5,225,598)	(57,638)
Markel Corp.	(2,532)	(2,250,405)	(220,472)
Marriott International, Inc.	(65,622)	(5,705,142)	(475,138)
Marsh & McLennan Cos., Inc.	(231,714)	(12,853,843)	(4,267,504)
Match Group, Inc.	(16,496)	(271,042)	1,662
Mattel, Inc.	(395,195)	(11,027,406)	906,462
MAXIMUS, Inc.	(71,689)	(4,008,448)	(450,608)
McCormick & Co., Inc.	(89,702)	(8,148,331)	(602,099)
McDonald’s Corp.	(25,453)	(3,178,625)	(120,338)
MDC Holdings, Inc.	(18,614)	(350,480)	(208,871)
MDU Resources Group, Inc.	(184,132)	(4,499,181)	(540,512)
MEDNAX, Inc.	(293,412)	(19,490,634)	(866,291)
Mercury General Corp.	(64,628)	(3,440,305)	(501,357)
Mettler-Toledo International, Inc.	(13,216)	(4,675,340)	(1,653,935)
Michael’s Cos., Inc. (The)	(27,399)	(609,318)	(4,146)
Microchip Technology, Inc.	(250,184)	(12,957,265)	(5,501,310)
Microsemi Corp.	(115,083)	(4,232,569)	(1,697,658)
Middleby Corp. (The)	(130,800)	(12,566,233)	(5,281,427)
Molina Healthcare, Inc.	(44,546)	(2,477,930)	446,633
Monolithic Power Systems, Inc.	(8,985)	(791,694)	(35,824)
Moody’s Corp.	(9,446)	(950,145)	(108,185)
Mosaic Co. (The)	(195,086)	(5,143,605)	(549,005)
Motorola Solutions, Inc.	(56,532)	(4,621,720)	(252,469)
National Fuel Gas Co.	(93,740)	(4,984,510)	(604,269)
National Instruments Corp.	(321,783)	(9,169,122)	(1,308,132)
National Oilwell Varco, Inc.	(33,737)	(1,210,740)	(141,776)
Navient Corp.	(132,038)	(1,558,579)	(390,302)
NetApp, Inc.	(109,455)	(4,003,621)	(577,071)
Netflix, Inc.	(47,872)	(5,157,021)	(1,918,939)
NetScout Systems, Inc.	(442,298)	(10,608,179)	(6,177,030)
NeuStar, Inc.	(76,605)	(1,989,537)	(549,918)
New Jersey Resources Corp.	(149,695)	(5,304,250)	(623,672)
Newell Brands, Inc.	(176,378)	(8,664,319)	344,569
NewMarket Corp.	(7,355)	(2,588,463)	(745,043)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NextEra Energy, Inc.	(105,852)	$(12,956,340)	$(631,881)
Nielsen Holdings plc	(236,418)	(10,553,219)	786,792
NIKE, Inc.	(171,145)	(8,848,205)	(689,706)
Noble Corp. plc	(720,197)	(4,183,741)	(274,279)
Noble Energy, Inc.	(110,495)	(3,854,058)	59,659
Nordson Corp.	(32,376)	(2,234,236)	(1,742,832)
Nordstrom, Inc.	(40,459)	(1,836,673)	(47,503)
Norwegian Cruise Line Holdings Ltd.	(138,364)	(5,601,973)	(1,417,233)
NuVasive, Inc.	(102,215)	(6,920,423)	(712,993)
NVIDIA Corp.	(55,566)	(5,658,354)	(394,450)
Occidental Petroleum Corp.	(76,540)	(5,155,147)	305,573
OGE Energy Corp.	(620,090)	(17,777,299)	(3,913,450)
Oil States International, Inc.	(38,877)	(1,315,965)	27,193
Old Dominion Freight Line, Inc.	(59,088)	(4,125,861)	(930,299)
Olin Corp.	(268,663)	(5,887,181)	(2,943,772)
ON Semiconductor Corp.	(24,027)	(334,369)	(37,809)
OneMain Holdings, Inc.	(69,506)	(1,902,979)	175,755
ONEOK, Inc.	(288,413)	(10,632,556)	(5,357,061)
OPKO Health, Inc.	(1,310,531)	(12,572,051)	2,087,803
Oracle Corp.	(98,443)	(3,818,514)	(573,029)
O’Reilly Automotive, Inc.	(21,083)	(5,580,290)	(108,746)
Owens & Minor, Inc.	(140,144)	(5,037,606)	188,624
Owens-Illinois, Inc.	(368,182)	(6,624,360)	(879,189)
PacWest Bancorp	(53,036)	(2,229,965)	(594,732)
Palo Alto Networks, Inc.	(99,872)	(13,869,098)	2,615,521
Pandora Media, Inc.	(1,333,650)	(14,000,286)	(1,750,120)
Panera Bread Co.	(38,629)	(7,912,997)	(2,202,779)
Papa John’s International, Inc.	(8,162)	(625,959)	(27,327)
PAREXEL International Corp.	(9,861)	(675,149)	52,821
Parsley Energy, Inc.	(245,842)	(7,971,837)	(20,487)
Patterson Cos., Inc.	(229,636)	(10,213,530)	(172,906)
Paychex, Inc.	(80,705)	(4,494,281)	(259,243)
PBF Energy, Inc.	(92,875)	(2,298,775)	239,736
Penske Automotive Group, Inc.	(102,278)	(4,239,841)	(547,792)
People’s United Financial, Inc.	(282,935)	(4,909,893)	(239,524)
Perrigo Co. plc	(70,650)	(6,895,483)	2,205,030
Phillips 66	(31,833)	(2,519,894)	(1,916)
Pilgrim’s Pride Corp.	(103,067)	(1,932,009)	(387,514)
Pinnacle Foods, Inc.	(79,924)	(3,997,936)	(627,266)
Pitney Bowes, Inc.	(305,037)	(4,299,475)	300,440
Platform Specialty Products Corp.	(1,158,674)	(8,245,826)	(6,840,110)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Polaris Industries, Inc.	(5,132)	$(436,189)	$6,127
PPL Corp.	(220,398)	(7,708,810)	(531,871)
Praxair, Inc.	(78,765)	(8,210,029)	(1,131,500)
Premier, Inc.	(218,092)	(6,918,578)	(23,291)
Prestige Brands Holdings, Inc.	(61,919)	(3,062,087)	(378,133)
Priceline Group, Inc. (The)	(4,982)	(6,635,738)	(2,232,073)
Primerica, Inc.	(147,713)	(8,367,246)	(3,774,763)
Principal Financial Group, Inc.	(118,871)	(5,559,407)	(1,942,542)
Prosperity Bancshares, Inc.	(90,163)	(4,002,679)	(2,282,584)
PTC, Inc.	(72,912)	(3,727,653)	(103,872)
PulteGroup, Inc.	(170,528)	(3,297,457)	(718,477)
Qorvo, Inc.	(48,857)	(3,291,824)	(57,812)
Range Resources Corp.	(191,404)	(5,646,647)	76,790
Red Hat, Inc.	(32,726)	(2,625,831)	(204,968)
Regal Entertainment Group	(295,720)	(6,377,511)	(299,847)
Regeneron Pharmaceuticals, Inc.	(2,498)	(945,890)	(22,110)
RenaissanceRe Holdings Ltd.	(28,177)	(3,261,720)	(814,083)
ResMed, Inc.	(160,185)	(9,526,469)	(2,002,045)
RH	(276,554)	(8,710,582)	(4,082,806)
Robert Half International, Inc.	(114,787)	(5,028,277)	(576,772)
Rockwell Collins, Inc.	(171,130)	(14,299,560)	(2,327,431)
Rollins, Inc.	(47,046)	(1,545,246)	(201,572)
Roper Technologies, Inc.	(77,080)	(13,658,562)	(2,257,687)
Royal Caribbean Cruises Ltd.	(40,736)	(3,016,166)	(980,443)
Royal Gold, Inc.	(28,337)	(2,030,870)	45,863
RPC, Inc.	(397,293)	(7,131,528)	(142,907)
Sabre Corp.	(556,626)	(14,738,822)	2,943,917
salesforce.com, Inc.	(139,765)	(10,429,989)	(1,099,226)
Sally Beauty Holdings, Inc.	(162,613)	(4,554,869)	1,231,060
SBA Communications Corp.	(4,271)	(483,690)	(30,411)
Schlumberger Ltd.	(31,047)	(2,418,593)	(6,177)
Scotts Miracle-Gro Co. (The)	(38,490)	(3,378,557)	(216,024)
Scripps Networks Interactive, Inc.	(4,043)	(247,438)	(69,412)
Seagate Technology plc	(52,476)	(2,044,836)	(365,387)
Seattle Genetics, Inc.	(122,419)	(4,671,184)	(3,024,074)
Sempra Energy	(184,897)	(19,255,624)	(1,175,495)
Sensata Technologies Holding NV	(342,628)	(11,989,302)	(2,973,262)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sensient Technologies Corp.	(5,325)	$(389,308)	$(32,751)
ServiceNow, Inc.	(64,799)	(4,836,360)	(831,609)
Signet Jewelers Ltd.	(176,138)	(13,742,220)	1,541,140
Silgan Holdings, Inc.	(30,389)	(1,502,403)	(301,488)
Silicon Laboratories, Inc.	(14,835)	(655,232)	(435,882)
Sirius XM Holdings, Inc.	(1,926,894)	(7,523,862)	(2,399,642)
Six Flags Entertainment Corp.	(145,546)	(7,466,263)	(1,192,268)
Skyworks Solutions, Inc.	(52,914)	(3,848,501)	(1,336,013)
SM Energy Co.	(121,507)	(3,429,053)	510,455
Snap-on, Inc.	(14,396)	(2,453,387)	25,214
Snyder’s-Lance, Inc.	(309,587)	(10,922,432)	(1,557,020)
Sotheby’s	(37,787)	(1,067,095)	(651,458)
Southern Co. (The)	(429,990)	(21,057,537)	(347,365)
Southwestern Energy Co.	(350,585)	(2,785,365)	(78,915)
Spectrum Brands Holdings, Inc.	(29,958)	(3,513,423)	(651,038)
Splunk, Inc.	(159,731)	(6,123,502)	(3,826,142)
Sprouts Farmers Market, Inc.	(643,251)	(14,213,621)	(658,342)
Square, Inc.	(159,147)	(2,748,894)	(1,167)
SS&C Technologies Holdings, Inc.	(522,895)	(16,266,368)	(2,244,115)
Stericycle, Inc.	(246,373)	(24,395,588)	3,973,730
STERIS plc	(97,585)	(6,788,337)	10,083
Stifel Financial Corp.	(67,844)	(2,555,542)	(849,548)
Stryker Corp.	(35,003)	(4,109,977)	(498,168)
SVB Financial Group	(9,557)	(1,006,882)	(771,581)
Symantec Corp.	(165,810)	(4,939,469)	(147,582)
Sysco Corp.	(16,464)	(876,052)	21,241
T Rowe Price Group, Inc.	(24,504)	(1,767,002)	97,055
Tableau Software, Inc.	(130,553)	(6,674,015)	205,113
Targa Resources Corp.	(130,509)	(6,628,888)	(1,188,601)
Target Corp.	(13,702)	(908,773)	152,559
TE Connectivity Ltd.	(22,402)	(1,582,302)	(87,767)
Tempur Sealy International, Inc.	(5,906)	(272,672)	(1,721)
Tenet Healthcare Corp.	(234,607)	(5,240,817)	1,085,927
Tesla, Inc.	(10,112)	(1,869,277)	(944,892)
Tesoro Corp.	(37,943)	(3,268,029)	192,370
Thermo Fisher Scientific, Inc.	(15,201)	(2,340,114)	5,240
Tiffany & Co.	(177,791)	(11,890,467)	(5,053,015)
Tractor Supply Co.	(121,334)	(8,827,111)	458,705

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TransDigm Group, Inc.	(142,627)	$(29,994,417)	$(1,406,344)
Transocean Ltd.	(274,456)	(2,847,008)	(569,969)
TreeHouse Foods, Inc.	(226,236)	(18,989,441)	(163,699)
TRI Pointe Group, Inc.	(121,789)	(1,487,482)	(39,752)
Trimble, Inc.	(8,240)	(260,675)	(3,087)
Trinity Industries, Inc.	(211,865)	(5,792,218)	167,202
TripAdvisor, Inc.	(288,245)	(13,954,349)	1,513,694
Triumph Group, Inc.	(51,114)	(1,519,870)	203,685
Trustmark Corp.	(56,534)	(1,588,820)	(208,396)
Tupperware Brands Corp.	(46,577)	(2,766,749)	(154,560)
Twenty-First Century Fox, Inc.	(109,024)	(2,664,651)	(866,636)
Twitter, Inc.	(94,983)	(1,455,952)	35,956
Tyler Technologies, Inc.	(89,138)	(13,074,386)	(702,783)
Ultimate Software Group, Inc. (The)	(81,503)	(13,922,965)	(1,987,236)
Under Armour, Inc.	(296,112)	(5,893,695)	36,599
United Natural Foods, Inc.	(80,996)	(2,980,123)	(521,334)
United Parcel Service, Inc.	(72,564)	(7,700,425)	(85,693)
USG Corp.	(183,459)	(3,848,872)	(1,985,124)
Valley National Bancorp	(743,560)	(6,875,694)	(1,898,314)
Vantiv, Inc.	(8,223)	(533,192)	5,933
Varex Imaging Corp.	(20,189)	(188,443)	(489,907)
Varian Medical Systems, Inc.	(96,180)	(8,083,088)	(681,795)
Veeva Systems, Inc.	(68,167)	(2,676,710)	(818,894)
VeriFone Systems, Inc.	(498,406)	(8,978,759)	(356,386)
VeriSign, Inc.	(77,662)	(6,132,951)	(632,185)
Verisk Analytics, Inc.	(77,970)	(5,284,027)	(1,042,459)
VF Corp.	(196,378)	(10,713,185)	(81,714)
Viacom, Inc.	(114,555)	(4,510,911)	(829,643)
ViaSat, Inc.	(107,070)	(7,440,216)	607,009
Vista Outdoor, Inc.	(41,815)	(862,644)	1,674
VMware, Inc.	(26,628)	(2,100,081)	(353,423)
VWR Corp.	(40,108)	(1,066,329)	(64,716)
WABCO Holdings, Inc.	(37,231)	(4,076,004)	(295,660)
Wabtec Corp.	(162,315)	(11,428,673)	(1,231,897)
Walt Disney Co. (The)	(23,740)	(2,190,730)	(501,149)
Weatherford International plc	(3,136,841)	(17,942,974)	(2,917,018)
Webster Financial Corp.	(91,418)	(3,609,704)	(964,853)
WEC Energy Group, Inc.	(191,373)	(11,041,573)	(561,372)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WELBILT, Inc.	(417,549)	$(3,506,301)	$(4,690,186)
Wendy’s Co. (The)	(348,275)	(3,579,071)	(1,160,952)
Werner Enterprises, Inc.	(64,507)	(1,755,879)	65,795
Western Alliance Bancorp	(54,040)	(2,280,410)	(372,413)
Western Digital Corp.	(16,830)	(1,294,954)	(94,026)
Western Union Co. (The)	(191,792)	(3,309,978)	(592,989)
Westlake Chemical Corp.	(27,858)	(1,808,252)	(31,769)
WEX, Inc.	(34,247)	(3,841,392)	296,827
Whiting Petroleum Corp.	(294,237)	(2,586,322)	(197,160)
Whole Foods Market, Inc.	(257,006)	(7,726,776)	88,557
Williams-Sonoma, Inc.	(114,044)	(6,001,147)	(113,892)
Willis Towers Watson plc	(12,969)	(1,589,244)	(108,269)
WisdomTree Investments, Inc.	(1,856,020)	(19,871,861)	3,019,200
Workday, Inc.	(245,766)	(15,813,538)	(4,653,854)
WPX Energy, Inc.	(322,245)	(4,313,529)	(1,332)
WR Berkley Corp.	(87,796)	(4,946,331)	(1,254,700)
WW Grainger, Inc.	(17,399)	(3,751,842)	(297,949)
Wynn Resorts Ltd.	(111,742)	(10,803,785)	(2,002,966)
Xilinx, Inc.	(91,054)	(5,363,790)	92,674
Xylem, Inc.	(6,332)	(309,604)	(8,389)
Yahoo!, Inc.	(71,268)	(2,391,640)	(915,908)
Yelp, Inc.	(90,728)	(3,236,001)	264,659
Zayo Group Holdings, Inc.	(170,391)	(5,336,419)	(269,445)
Zebra Technologies Corp.	(72,204)	(4,452,385)	(2,136,230)
Zillow Group, Inc.	(359,993)	(11,152,650)	(968,314)
Zions Bancorp	(174,135)	(4,129,521)	(3,184,149)
Zoetis, Inc.	(30,871)	(1,537,383)	(110,203)

			(272,759,484)

Total of Short Equity Positions			(275,440,111)

Rights

United States
Lions Gate Entertainment Corp.	(129,102)	(2,695,582)	(451,924)

Total of Short Equity Positions and Rights			(275,892,035)

Total of Long and Short Equity Positions and Rights			141,663,496

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	NET UNREALIZED APPRECIATION (DEPRECIATION)
Net Cash and Other Receivables/ (Payables) (b)	$18,563,023

Swaps, at Value	$160,226,519

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	47-61 months maturity 01/14/2021	$5,124,157

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
BillerudKorsnas AB	112,638	$1,764,440	$50,544
Boliden AB	270,369	4,310,877	3,736,749
Electrolux AB	416,906	8,747,788	2,826,285
Husqvarna AB	608,600	3,806,207	1,529,823
NCC AB	120,023	3,035,250	(70,020)
Nibe Industrier AB	45,160	235,967	125,006
Nordea Bank AB	107,701	1,268,918	(40,175)
Saab AB	29,574	955,400	292,437
Securitas AB	225,481	3,251,338	268,694
Skanska AB	214,912	3,779,535	1,278,496
SKF AB	15,130	284,443	14,760
SSAB AB	262,549	902,333	135,909
Svenska Cellulosa AB SCA	82,210	2,296,060	353,264
Swedish Match AB	215,006	6,956,228	31,225

			10,532,997

Total of Long Equity Positions			10,532,997

Short Positions

Common Stocks
Luxembourg
Millicom International Cellular SA	(45,567)	(2,069,501)	(471,352)

Sweden
Alfa Laval AB	(241,423)	(3,710,634)	(839,660)
Assa Abloy AB	(115,777)	(2,184,710)	(195,399)
Atlas Copco AB	(44,344)	(919,050)	(644,035)
Axfood AB	(64,325)	(1,035,257)	69,301
Elekta AB	(125,359)	(954,707)	(269,840)
Getinge AB	(77,118)	(1,366,139)	13,989
Hennes & Mauritz AB	(556,171)	(16,332,459)	2,138,528
Hexagon AB	(120,494)	(3,752,742)	(1,083,254)
Hexpol AB	(88,069)	(799,839)	(103,179)
Modern Times Group MTG AB	(29,348)	(747,515)	(233,780)
Sandvik AB	(19,627)	(151,747)	(141,421)
Skandinaviska Enskilda Banken AB	(248,463)	(2,209,400)	(551,552)
Svenska Handelsbanken AB	(154,131)	(1,899,651)	(212,569)
Tele2 AB	(691,093)	(5,680,982)	(915,524)
Telefonaktiebolaget LM Ericsson	(777,272)	(4,517,623)	(671,731)
Telia Co. AB	(628,923)	(2,479,990)	(156,669)
Trelleborg AB	(18,942)	(382,056)	(23,466)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Volvo AB	(65,878)	$(600,093)	$(371,739)

			(4,192,000)

Total of Short Equity Positions			(4,663,352)

Total of Long and Short Equity Positions			5,869,645

Net Cash and Other Receivables/ (Payables) (b)			(745,488)

Swaps, at Value			$5,124,157

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EURIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	46-50 months maturity 01/14/2021	$(3,461,365)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Zodiac Aerospace	620,520	$18,797,084	$(3,286,269)

Germany
Linde AG	57,643	9,706,488	(101,953)
STADA Arzneimittel AG	49,426	2,966,519	60,687

			(41,266)

Italy
Luxottica Group SpA	420,036	22,686,184	494,124

Netherlands
Delta Lloyd NV	1,548,798	8,822,118	(4,430)

Total of Long Equity Positions			(2,837,841)

Short Positions

Common Stocks
France
Essilor International SA	(193,637)	(22,882,185)	(627,505)

Total of Long and Short Equity Positions			(3,465,346)

Net Cash and Other Receivables/ (Payables) (b)			3,981

Swaps, at Value			$(3,461,365)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	46-59 months maturity 01/14/2021	$4,138,784

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Actelion Ltd.	90,859	$21,652,805	$3,982,789
Syngenta AG	2,883	1,166,176	107,074

			4,089,863

Total of Long Equity Positions			4,089,863

Net Cash and Other Receivables/ (Payables) (b)			48,921

Swaps, at Value			$4,138,784

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	46-61 months maturity 01/14/2021	$6,949,517

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Agrium, Inc.	96,635	$9,857,901	$(624,427)

Netherlands
NXP Semiconductors NV	393,687	39,132,208	1,614,396

United States
Air Methods Corp.	120,888	5,198,143	41
Alere, Inc.	298,459	15,879,965	(4,022,189)
Allied World Assurance Co. Holdings AG	118,805	6,213,813	94,733
Astoria Financial Corp.	427,559	9,053,821	(284,586)
B/E Aerospace, Inc.	584,538	34,611,141	2,863,590
Brocade Communications Systems, Inc.	2,654,293	32,794,733	330,844
Cabela’s, Inc.	12,337	767,059	(111,841)
Cardinal Financial Corp.	258,985	6,970,728	783,283
CEB, Inc.	156,256	11,918,853	362,869
Chemtura Corp.	668,012	21,857,873	453,727
Clayton Williams Energy, Inc.	36,596	5,061,113	(227,514)
CST Brands, Inc.	40,637	1,953,294	939
DigitalGlobe, Inc.	337,784	10,693,631	368,795
EI du Pont de Nemours & Co.	448,597	36,150,170	(114,373)
EverBank Financial Corp.	514,400	9,957,926	62,586
Exar Corp.	117,670	1,530,595	292
Genworth Financial, Inc.	1,190,243	5,565,198	(661,397)
Headwaters, Inc.	619,243	14,633,989	(94,163)
InvenSense, Inc.	980,801	12,519,466	(131,949)
Isle of Capri Casinos, Inc.	288,966	6,399,029	1,218,115
Ixia	195,435	3,797,101	43,196
Joy Global, Inc.	379,066	10,568,438	140,177
Lattice Semiconductor Corp.	710,718	5,360,023	(441,854)
Level 3 Communications, Inc.	551,617	31,972,179	(408,654)
Mead Johnson Nutrition Co.	324,367	28,369,325	525,287
Mobileye NV	578,780	35,297,069	240,023
Monsanto Co.	160,887	16,657,703	1,554,705
NeuStar, Inc.	105,060	3,481,034	1,705
Nimble Storage, Inc.	736,049	9,193,057	7,556
Pacific Continental Corp.	196,298	5,119,700	(310,399)
PrivateBancorp, Inc.	309,626	14,400,630	3,981,866

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Reynolds American, Inc.	513,691	$29,468,804	$2,904,003
Rite Aid Corp.	1,599,726	12,291,225	(5,492,389)
Silver Bay Realty Trust Corp.	78,832	1,691,638	885
Stillwater Mining Co.	984,339	17,091,337	(91,802)
Stonegate Bank	27,743	1,322,162	(15,744)
Time Warner, Inc.	313,096	28,001,597	2,591,013
Ultratech, Inc.	40,716	1,178,333	27,675
Valspar Corp. (The)	179,085	19,177,726	689,964
VCA, Inc.	336,870	30,589,730	233,875
Westar Energy, Inc.	435,629	24,366,969	(725,383)
Western Refining, Inc.	679,639	25,400,007	(1,565,067)
WGL Holdings, Inc.	120,467	10,031,351	(89,210)
WhiteWave Foods Co. (The)	261,944	14,403,828	304,328
Zeltiq Aesthetics, Inc.	441,395	24,586,891	(40,915)

			4,956,643

Total of Long Equity Positions			5,946,612

Short Positions

Common Stocks
Canada
Enbridge, Inc.	(1)	(43)	2
Potash Corp. of Saskatchewan, Inc.	(539,208)	(9,933,547)	723,875

			723,877

United States
Analog Devices, Inc.	(1)	(73)	(9)
AT&T, Inc.	(338,511)	(12,731,223)	(1,333,909)
CBOE Holdings, Inc.	(1)	(77)	(4)
CenturyLink, Inc.	(788,039)	(19,995,453)	1,421,373
Columbia Banking System, Inc.	(126,220)	(5,278,599)	357,281
Dow Chemical Co. (The)	(575,101)	(36,695,065)	153,147
Eldorado Resorts, Inc.	(198,717)	(2,786,619)	(974,101)
FNB Corp.	(1)	(13)	(2)
Gartner, Inc.	(35,691)	(3,517,394)	(336,877)
Great Plains Energy, Inc.	(89,678)	(2,626,114)	5,723
Home BancShares, Inc.	(15,073)	(402,906)	(5,120)
Noble Energy, Inc.	(99,285)	(3,715,151)	305,704
Praxair, Inc.	(88,771)	(10,482,687)	(45,554)
Regency Centers Corp.	(10)	(693)	29
Rockwell Collins, Inc.	(113,306)	(9,570,783)	(1,438,028)
Sterling Bancorp	(374,114)	(9,238,060)	371,558
Tesoro Corp.	(279,890)	(24,196,858)	1,508,974

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Bankshares, Inc.	(174,140)	$(6,771,517)	$(585,898)
UnitedHealth Group, Inc.	(8)	(1,328)	16
Veeco Instruments, Inc.	(10,893)	(304,672)	(20,484)

			(616,181)

Total of Short Equity Positions			107,696

Total of Long and Short Equity Positions			6,054,308

Net Cash and Other Receivables/ (Payables) (b)			895,209

Swaps, at Value			$6,949,517

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	46-52 months maturity 01/14/2021	$(1,466,493)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
BCE, Inc.	983	$37,558	$5,965
DH Corp.	910,200	17,236,198	39,019

			44,984

United States
Milestone Apartments Real Estate Investment Trust	427,700	6,981,323	(40,867)

Total of Long Equity Positions			4,117

Short Positions

Common Stocks
Canada
Canadian Imperial Bank of Commerce	(129,300)	(10,020,376)	(1,128,875)
Fairfax Financial Holdings Ltd.	(5,399)	(2,446,633)	(10,392)
MacDonald Dettwiler & Associates Ltd.	(105,697)	(5,224,706)	(358,791)

			(1,498,058)

Total of Short Equity Positions			(1,498,058)

Total of Long and Short Equity Positions			(1,493,941)

Net Cash and Other Receivables/ (Payables) (b)			27,448

Swaps, at Value			$(1,466,493)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	46-52 months maturity 01/14/2021	$(2,475,502)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Aberdeen Asset Management plc	2,004,891	$6,838,750	$(185,754)
Amec Foster Wheeler plc	1,348,576	8,836,723	182,438

			(3,316)

Total of Long Equity Positions			(3,316)

Short Positions

Common Stocks
United Kingdom
British American Tobacco plc	(266,905)	(15,600,354)	(2,107,737)
John Wood Group plc	(1,011,340)	(9,490,839)	(170,598)
Standard Life plc	(1,516,781)	(6,971,931)	227,783

			(2,050,552)

Total of Short Equity Positions			(2,050,552)

Total of Long and Short Equity Positions			(2,053,868)

Net Cash and Other Receivables/ (Payables) (b)			(421,634)

Swaps, at Value			$(2,475,502)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	46-50 months maturity 01/14/2021	$68,308

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Calsonic Kansei Corp.	248,000	$3,927,123	$(1,062,728)

Net Cash and Other Receivables/ (Payables) (b)			1,131,036

Swaps, at Value			$68,308

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	10-25 months maturity ranging from 01/24/2018 - 05/22/2018	$573,116

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
BCE, Inc.	(1,911)	$(89,803)	$5,192

Net Cash and Other Receivables/ (Payables) (b)			567,924

Swaps, at Value			$573,116

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$5,116,726	$—	$5,116,726

BARC
Cash	—	103,663,590	103,663,590

CITG
Cash	—	(10,119,801)	(10,119,801)
Investment Companies	—	20,780,922	20,780,922

DTBK
Investment Companies	42,346,590	—	42,346,590

GSCO
Cash	—	28,533,802	28,533,802

GSIN
Investment Companies	70,038,660	—	70,038,660

JPMC
Investment Companies	521,111,515	—	521,111,515

JPMS
Cash	—	24,560,533	24,560,533

MSCL
Cash	—	3,250,173	3,250,173

MSCS
Cash	71,611,845	—	71,611,845

MSIP
Cash	(550,000)	—	(550,000)

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$2,347,198	$—	$2,347,198

GSCO
Cash	—	1,647,270	1,647,270

GSIN
Cash	1,600,000	—	1,600,000

JPPC
Cash	—	2,315,457	2,315,457

MACQ
Cash	1,140,570	—	1,140,570

MLIN
Cash	2,746,616	—	2,746,616

MSCL
Cash	—	2,542,337	2,542,337
U.S. Treasury Bills	—	10,975,710	10,975,710

SOCG
Cash	874,984	—	874,984

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 89.0%

INVESTMENT COMPANIES - 47.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (a)(b)	2,251,406	2,251,406
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (a)(b)	9,005,627	9,005,627
J.P. Morgan U.S. Treasury Plus Money Market Fund—IM Shares, 0.62% (a)(b)(c)	79,287,093	79,287,093
UBS Select Treasury Preferred Fund, Class I, 0.62% (a)(b)	11,257,034	11,257,034

TOTAL INVESTMENT COMPANIES (Cost $101,801,160)		101,801,160

INVESTMENTS	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 41.7%
U.S. Treasury Bills
0.48%, 4/27/2017 (d)	2,384,000	2,382,839
0.50%, 5/4/2017 (d)	2,731,000	2,729,378
0.63%, 5/18/2017 (b)(d)	30,438,000	30,410,514
0.61%, 6/1/2017 (b)(d)	2,737,000	2,733,850
0.62%, 6/8/2017 (d)	3,680,000	3,675,209
0.65%, 6/15/2017 (d)	2,586,000	2,582,222
0.63%, 7/6/2017 (d)	1,355,000	1,352,298
0.59%, 7/13/2017 (d)	2,233,000	2,228,145
0.61%, 7/20/2017 (d)	7,500,000	7,482,623
0.62%, 8/10/2017 (b)(d)	22,001,000	21,938,715
0.65%, 8/17/2017 (d)	3,204,000	3,194,455
0.67%, 8/24/2017 (d)	9,080,000	9,050,472

TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,789,568)		89,760,720

TOTAL SHORT-TERM INVESTMENTS (Cost $191,590,728)		191,561,880

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 89.0% (Cost $191,590,728)		191,561,880
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.0% (e)		23,700,083

NET ASSETS - 100.0%		215,261,963

(a)	Represents 7-day effective yield as of 3/31/2017.
(b)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(c)	All or a portion of the security pledged as collateral for swap contracts.
(d)	The rate shown was the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CITI	Cocoa May Futures^	04/2017	USD	(21,680)	$730
CITI	Cocoa May Futures^	04/2017	USD	21,885	(935)
MACQ	Cocoa May Futures^	04/2017	USD	(412,680)	14,630
MACQ	Cocoa May Futures^	04/2017	USD	417,075	(19,025)
SOCG	Cocoa May Futures^	04/2017	USD	(389,981)	12,881
SOCG	Cocoa May Futures^	04/2017	USD	383,590	(6,490)
CITI	Coffee ‘C’ July Futures^	06/2017	USD	(53,616)	497
CITI	Coffee ‘C’ July Futures^	06/2017	USD	2,154,200	(29,450)
MACQ	Coffee ‘C’ July Futures^	06/2017	USD	537,772	(6,584)
SOCG	Coffee ‘C’ July Futures^	06/2017	USD	1,505,956	(18,631)
CITI	Coffee ‘C’ May Futures^	04/2017	USD	(2,117,756)	28,256
CITI	Coffee ‘C’ May Futures^	04/2017	USD	2,255,042	(165,542)
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	(528,753)	6,378
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	563,848	(41,473)
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	1,540,840	(78,190)
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	(1,480,688)	18,038
CITI	Corn July Futures^	06/2017	USD	(1,280,225)	(20,900)
CITI	Corn July Futures^	06/2017	USD	1,765,274	(18,049)
MACQ	Corn July Futures^	06/2017	USD	6,320,586	(75,186)
SOCG	Corn July Futures^	06/2017	USD	565,058	(7,433)
SOCG	Corn July Futures^	06/2017	USD	(565,250)	7,625
CITI	Corn May Futures^	04/2017	USD	(1,728,200)	16,225
CITI	Corn May Futures^	04/2017	USD	1,716,233	(4,258)
MACQ	Corn May Futures^	04/2017	USD	6,112,006	7,394
MACQ	Corn May Futures^	04/2017	USD	(6,188,826)	69,426
SOCG	Corn May Futures^	04/2017	USD	2,493,262	1,851
SOCG	Corn May Futures^	04/2017	USD	(2,563,326)	68,214
CITI	Cotton No. 2 July Futures^	06/2017	USD	(39,458)	163
CITI	Cotton No. 2 July Futures^	06/2017	USD	4,560,498	(2,278)
GSIN	Cotton No. 2 July Futures^	06/2017	USD	353,260	395
CITI	Cotton No. 2 May Futures^	04/2017	USD	4,431,765	246,699
CITI	Cotton No. 2 May Futures^	04/2017	USD	(4,692,480)	14,015
GSIN	Cotton No. 2 May Futures^	04/2017	USD	344,330	3,655
GSIN	Cotton No. 2 May Futures^	04/2017	USD	(348,475)	490
SOCG	Cotton No. 2 May Futures^	04/2017	USD	664,835	31,135
SOCG	Cotton No. 2 May Futures^	04/2017	USD	(692,873)	(3,097)
GSIN	Lean Hogs April Futures^	04/2017	USD	(757,704)	22,144
GSIN	Lean Hogs April Futures^	04/2017	USD	758,772	(23,212)
MACQ	Lean Hogs April Futures^	04/2017	USD	27,200	(930)
MACQ	Lean Hogs April Futures^	04/2017	USD	(26,746)	476
SOCG	Lean Hogs April Futures^	04/2017	USD	2,988,379	(98,679)
SOCG	Lean Hogs April Futures^	04/2017	USD	(2,986,546)	96,846
GSIN	Lean Hogs June Futures^	06/2017	USD	865,932	(38,812)
GSIN	Lean Hogs June Futures^	06/2017	USD	(469,560)	26,460
MACQ	Lean Hogs June Futures^	06/2017	USD	30,649	(1,109)
SOCG	Lean Hogs June Futures^	06/2017	USD	2,510,773	(118,033)
MACQ	Live Cattle April Futures^	04/2017	USD	(2,707,930)	(74,910)
MACQ	Live Cattle April Futures^	04/2017	USD	2,652,319	130,521
SOCG	Live Cattle April Futures^	04/2017	USD	320,540	15,320
SOCG	Live Cattle April Futures^	04/2017	USD	(326,443)	(9,417)
MACQ	Live Cattle June Futures^	06/2017	USD	4,460,194	152,206
SOCG	Live Cattle June Futures^	06/2017	USD	1,205,266	(7,816)
SOCG	Natural Gas April Futures^	04/2017	USD	821,128	72,072
SOCG	Natural Gas April Futures^	04/2017	USD	(907,984)	14,784
SOCG	Natural Gas May Futures^	05/2017	USD	907,756	3,364
SOCG	Natural Gas May Futures^	05/2017	USD	(844,424)	(66,696)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CITI	Soybean July Futures^	06/2017	USD	5,732,675	$(373,475)
MACQ	Soybean July Futures^	06/2017	USD	2,457,723	(160,923)
SOCG	Soybean July Futures^	06/2017	USD	1,022,801	(65,801)
CITI	Soybean May Futures^	04/2017	USD	5,781,227	(483,627)
CITI	Soybean May Futures^	04/2017	USD	(5,676,742)	379,142
MACQ	Soybean May Futures^	04/2017	USD	(2,433,931)	163,531
MACQ	Soybean May Futures^	04/2017	USD	2,463,808	(193,408)
SOCG	Soybean May Futures^	04/2017	USD	(962,369)	63,669
SOCG	Soybean May Futures^	04/2017	USD	973,431	(74,731)
GSIN	Soybean Meal July Futures^	06/2017	USD	2,835,379	(185,079)
GSIN	Soybean Meal May Futures^	04/2017	USD	2,759,643	(138,243)
GSIN	Soybean Meal May Futures^	04/2017	USD	(2,804,790)	183,390
SOCG	Soybean Oil July Futures^	06/2017	USD	134,661	33
CITI	Soybean Oil May Futures^	04/2017	USD	(398,829)	36,537
CITI	Soybean Oil May Futures^	04/2017	USD	392,834	(30,542)
MACQ	Soybean Oil May Futures^	04/2017	USD	1,778,464	(138,616)
MACQ	Soybean Oil May Futures^	04/2017	USD	(1,771,428)	131,580
SOCG	Soybean Oil May Futures^	04/2017	USD	4,426,919	(346,367)
SOCG	Soybean Oil May Futures^	04/2017	USD	(3,666,107)	157,595
CITI	Wheat July Futures^	06/2017	USD	(3,169,156)	140,055
MACQ	Wheat July Futures^	06/2017	USD	(3,293,330)	154,480
SOCG	Wheat July Futures^	06/2017	USD	(3,081,694)	140,394
CITI	Wheat May Futures^	04/2017	USD	(3,034,296)	91,446
CITI	Wheat May Futures^	04/2017	USD	3,059,367	(116,517)
MACQ	Wheat May Futures^	04/2017	USD	3,185,886	(136,411)
MACQ	Wheat May Futures^	04/2017	USD	(3,114,306)	64,831
SOCG	Wheat May Futures^	04/2017	USD	(2,973,248)	73,048
SOCG	Wheat May Futures^	04/2017	USD	3,026,284	(126,084)

					$(644,338)

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
376	GSCO	Brent Crude Futures^	05/2017	$19,798,273	$20,225,040	$426,767
254	MSCL	Cocoa Futures^	07/2017	4,947,477	5,328,920	381,443
170	MSCL	Coffee ‘C’ Futures^	07/2017	9,147,159	9,030,188	(116,971)
741	MSCL	Corn Futures^	07/2017	14,043,755	13,773,337	(270,418)
47	GSCO	Gas Oil Futures^	06/2017	2,232,473	2,219,575	(12,898)
555	MSCL	Gold 100 OZ Futures^	06/2017	69,042,000	69,441,600	399,600
62	MSCL	Heating Oil ULSD Futures^	05/2017	4,095,694	4,116,664	20,970
174	MSCL	Lean Hogs Futures^	06/2017	5,406,383	5,139,960	(266,423)
317	MSCL	Live Cattle Futures^	06/2017	13,617,033	14,058,950	441,917
58	JPPC	LME Aluminum Futures^	04/2017	2,454,630	2,831,009	376,379
26	JPPC	LME Aluminum Futures^	04/2017	1,107,339	1,269,177	161,838
26	JPPC	LME Aluminum Futures^	04/2017	1,111,483	1,269,612	158,129
1	JPPC	LME Aluminum Futures^	04/2017	45,078	48,865	3,787
1	JPPC	LME Aluminum Futures^	04/2017	45,578	48,869	3,291
15	JPPC	LME Aluminum Futures^	04/2017	691,912	732,656	40,744
20	JPPC	LME Aluminum Futures^	05/2017	913,799	977,790	63,991
53	JPPC	LME Aluminum Futures^	05/2017	2,515,530	2,595,702	80,172
6	JPPC	LME Aluminum Futures^	06/2017	291,018	294,191	3,173
45	JPPC	LME Aluminum Futures^	06/2017	2,097,853	2,208,566	110,713
41	JPPC	LME Aluminum Futures^	06/2017	1,955,131	2,013,357	58,226
894	JPPC	LME Aluminum Futures^	06/2017	39,624,945	43,900,988	4,276,043
44	JPPC	LME Aluminum Futures^	06/2017	2,116,586	2,159,025	42,439
1	JPPC	LME Copper Futures^	04/2017	141,003	145,417	4,414
2	JPPC	LME Copper Futures^	04/2017	278,363	290,866	12,503
2	JPPC	LME Copper Futures^	04/2017	296,275	291,288	(4,987)
7	JPPC	LME Copper Futures^	05/2017	1,034,010	1,019,991	(14,019)
4	JPPC	LME Copper Futures^	05/2017	602,308	583,375	(18,933)
11	JPPC	LME Copper Futures^	05/2017	1,642,224	1,604,037	(38,187)
38	JPPC	LME Copper Futures^	06/2017	5,676,249	5,544,437	(131,812)
36	JPPC	LME Copper Futures^	06/2017	5,114,347	5,253,678	139,331
9	JPPC	LME Copper Futures^	06/2017	1,334,272	1,313,671	(20,601)
316	JPPC	LME Copper Futures^	06/2017	45,568,813	46,130,075	561,262
5	JPPC	LME Copper Futures^	06/2017	736,924	729,688	(7,236)
19	JPPC	LME Lead Futures^	04/2017	982,087	1,107,159	125,072
6	JPPC	LME Lead Futures^	04/2017	308,084	349,683	41,599
4	JPPC	LME Lead Futures^	04/2017	207,918	233,267	25,349

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	JPPC	LME Lead Futures^	04/2017	$109,247	$116,670	$7,423
10	JPPC	LME Lead Futures^	04/2017	590,973	584,047	(6,926)
3	JPPC	LME Lead Futures^	05/2017	174,982	175,242	260
2	JPPC	LME Lead Futures^	05/2017	119,513	116,850	(2,663)
27	JPPC	LME Lead Futures^	05/2017	1,556,954	1,577,772	20,818
6	JPPC	LME Lead Futures^	05/2017	340,068	350,690	10,622
8	JPPC	LME Lead Futures^	06/2017	458,620	467,728	9,108
12	JPPC	LME Lead Futures^	06/2017	670,454	701,742	31,288
7	JPPC	LME Lead Futures^	06/2017	396,645	409,437	12,792
124	JPPC	LME Lead Futures^	06/2017	6,832,770	7,254,000	421,230
5	JPPC	LME Lead Futures^	06/2017	295,133	292,406	(2,727)
7	JPPC	LME Lead Futures^	06/2017	409,196	409,500	304
30	JPPC	LME Nickel Futures^	04/2017	1,850,684	1,793,448	(57,236)
17	JPPC	LME Nickel Futures^	04/2017	1,045,270	1,016,399	(28,871)
5	JPPC	LME Nickel Futures^	04/2017	310,434	299,073	(11,361)
10	JPPC	LME Nickel Futures^	04/2017	609,867	598,278	(11,589)
9	JPPC	LME Nickel Futures^	04/2017	551,447	538,806	(12,641)
2	JPPC	LME Nickel Futures^	04/2017	120,878	119,748	(1,130)
14	JPPC	LME Nickel Futures^	05/2017	876,154	838,938	(37,216)
11	JPPC	LME Nickel Futures^	05/2017	687,747	659,463	(28,284)
6	JPPC	LME Nickel Futures^	05/2017	392,415	359,869	(32,546)
10	JPPC	LME Nickel Futures^	05/2017	643,224	600,070	(43,154)
7	JPPC	LME Nickel Futures^	06/2017	462,017	420,341	(41,676)
5	JPPC	LME Nickel Futures^	06/2017	304,215	300,390	(3,825)
17	JPPC	LME Nickel Futures^	06/2017	1,054,722	1,021,624	(33,098)
201	JPPC	LME Nickel Futures^	06/2017	12,502,980	12,081,708	(421,272)
6	JPPC	LME Nickel Futures^	06/2017	361,660	360,704	(956)
9	JPPC	LME Zinc Futures^	04/2017	591,443	618,896	27,453
4	JPPC	LME Zinc Futures^	04/2017	263,591	275,265	11,674
5	JPPC	LME Zinc Futures^	04/2017	344,137	344,481	344
2	JPPC	LME Zinc Futures^	04/2017	137,355	137,813	458
10	JPPC	LME Zinc Futures^	05/2017	719,275	690,078	(29,197)
12	JPPC	LME Zinc Futures^	05/2017	858,371	828,750	(29,621)
1	JPPC	LME Zinc Futures^	05/2017	71,665	69,117	(2,548)
1	JPPC	LME Zinc Futures^	05/2017	70,627	69,122	(1,505)
11	JPPC	LME Zinc Futures^	06/2017	784,602	760,840	(23,762)
17	JPPC	LME Zinc Futures^	06/2017	1,207,338	1,177,144	(30,194)
196	JPPC	LME Zinc Futures^	06/2017	13,360,572	13,577,900	217,328
3	JPPC	LME Zinc Futures^	06/2017	212,030	207,791	(4,239)
3	JPPC	LME Zinc Futures^	06/2017	214,343	207,825	(6,518)
269	MSCL	Natural Gas Futures^	05/2017	8,419,058	8,753,260	334,202

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
163	MSCL	Silver Futures^	05/2017	$14,286,709	$14,878,640	$591,931
81	MSCL	Silver Futures^	07/2017	7,393,430	7,424,460	31,030
469	MSCL	Soybean Futures^	07/2017	24,153,120	22,441,650	(1,711,470)
476	MSCL	Soybean Meal Futures^	07/2017	15,893,540	14,841,680	(1,051,860)
356	MSCL	Soybean Oil Futures^	05/2017	7,396,695	6,788,208	(608,487)
178	MSCL	Soybean Oil Futures^	07/2017	3,448,971	3,425,076	(23,895)
698	MSCL	Sugar #11 (World Markets) Futures^	06/2017	14,286,415	13,196,109	(1,090,306)
277	MSCL	Wheat Futures^	07/2017	6,366,757	6,080,150	(286,607)
543	MSCL	WTI Crude Futures^	05/2017	27,780,880	27,731,010	(49,870)

				443,213,199	446,270,881	3,057,682

Short Contracts:
98	MSCL	Cotton No. 2 Futures^	07/2017	$(3,860,859)	$(3,850,910)	$9,949
79	MSCL	Gasoline RBOB Futures^	05/2017	(5,529,580)	(5,629,319)	(99,739)
58	JPPC	LME Aluminum Futures^	04/2017	(2,464,620)	(2,831,009)	(366,389)
26	JPPC	LME Aluminum Futures^	04/2017	(1,109,445)	(1,269,177)	(159,732)
26	JPPC	LME Aluminum Futures^	04/2017	(1,111,436)	(1,269,612)	(158,176)
1	JPPC	LME Aluminum Futures^	04/2017	(45,033)	(48,864)	(3,831)
1	JPPC	LME Aluminum Futures^	04/2017	(45,582)	(48,869)	(3,287)
15	JPPC	LME Aluminum Futures^	04/2017	(688,925)	(732,657)	(43,732)
20	JPPC	LME Aluminum Futures^	05/2017	(912,164)	(977,790)	(65,626)
53	JPPC	LME Aluminum Futures^	05/2017	(2,509,420)	(2,595,701)	(86,281)
6	JPPC	LME Aluminum Futures^	06/2017	(290,553)	(294,191)	(3,638)
45	JPPC	LME Aluminum Futures^	06/2017	(2,105,327)	(2,208,566)	(103,239)
41	JPPC	LME Aluminum Futures^	06/2017	(1,956,650)	(2,013,357)	(56,707)
43	JPPC	LME Aluminum Futures^	06/2017	(1,990,547)	(2,111,569)	(121,022)
44	JPPC	LME Aluminum Futures^	06/2017	(2,117,574)	(2,159,025)	(41,451)
1	JPPC	LME Copper Futures^	04/2017	(141,166)	(145,416)	(4,250)
2	JPPC	LME Copper Futures^	04/2017	(278,420)	(290,866)	(12,446)
2	JPPC	LME Copper Futures^	04/2017	(297,745)	(291,288)	6,457
7	JPPC	LME Copper Futures^	05/2017	(1,026,358)	(1,019,991)	6,367
4	JPPC	LME Copper Futures^	05/2017	(604,990)	(583,375)	21,615
11	JPPC	LME Copper Futures^	05/2017	(1,652,723)	(1,604,036)	48,687
38	JPPC	LME Copper Futures^	06/2017	(5,699,888)	(5,544,438)	155,450
36	JPPC	LME Copper Futures^	06/2017	(5,113,426)	(5,253,678)	(140,252)
9	JPPC	LME Copper Futures^	06/2017	(1,332,278)	(1,313,671)	18,607
45	JPPC	LME Copper Futures^	06/2017	(6,450,350)	(6,569,157)	(118,807)
5	JPPC	LME Copper Futures^	06/2017	(734,907)	(729,688)	5,219
19	JPPC	LME Lead Futures^	04/2017	(987,953)	(1,107,158)	(119,205)
6	JPPC	LME Lead Futures^	04/2017	(305,982)	(349,683)	(43,701)
4	JPPC	LME Lead Futures^	04/2017	(207,988)	(233,267)	(25,279)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	JPPC	LME Lead Futures^	04/2017	$(108,994)	$(116,669)	$(7,675)
10	JPPC	LME Lead Futures^	04/2017	(595,476)	(584,048)	11,428
3	JPPC	LME Lead Futures^	05/2017	(175,171)	(175,242)	(71)
2	JPPC	LME Lead Futures^	05/2017	(119,494)	(116,850)	2,644
27	JPPC	LME Lead Futures^	05/2017	(1,547,656)	(1,577,772)	(30,116)
6	JPPC	LME Lead Futures^	05/2017	(339,824)	(350,689)	(10,865)
8	JPPC	LME Lead Futures^	06/2017	(453,994)	(467,728)	(13,734)
12	JPPC	LME Lead Futures^	06/2017	(663,961)	(701,742)	(37,781)
7	JPPC	LME Lead Futures^	06/2017	(397,229)	(409,437)	(12,208)
44	JPPC	LME Lead Futures^	06/2017	(2,532,239)	(2,574,000)	(41,761)
5	JPPC	LME Lead Futures^	06/2017	(297,110)	(292,406)	4,704
7	JPPC	LME Lead Futures^	06/2017	(407,733)	(409,500)	(1,767)
30	JPPC	LME Nickel Futures^	04/2017	(1,850,597)	(1,793,449)	57,148
17	JPPC	LME Nickel Futures^	04/2017	(1,038,752)	(1,016,400)	22,352
5	JPPC	LME Nickel Futures^	04/2017	(309,885)	(299,073)	10,812
10	JPPC	LME Nickel Futures^	04/2017	(616,171)	(598,279)	17,892
9	JPPC	LME Nickel Futures^	04/2017	(550,778)	(538,807)	11,971
2	JPPC	LME Nickel Futures^	04/2017	(120,535)	(119,748)	787
14	JPPC	LME Nickel Futures^	05/2017	(873,731)	(838,938)	34,793
11	JPPC	LME Nickel Futures^	05/2017	(687,929)	(659,463)	28,466
6	JPPC	LME Nickel Futures^	05/2017	(393,878)	(359,869)	34,009
10	JPPC	LME Nickel Futures^	05/2017	(639,966)	(600,070)	39,896
7	JPPC	LME Nickel Futures^	06/2017	(460,063)	(420,342)	39,721
5	JPPC	LME Nickel Futures^	06/2017	(304,350)	(300,390)	3,960
17	JPPC	LME Nickel Futures^	06/2017	(1,046,680)	(1,021,624)	25,056
70	JPPC	LME Nickel Futures^	06/2017	(4,426,796)	(4,207,561)	219,235
6	JPPC	LME Nickel Futures^	06/2017	(359,622)	(360,704)	(1,082)
9	JPPC	LME Zinc Futures^	04/2017	(591,278)	(618,896)	(27,618)
4	JPPC	LME Zinc Futures^	04/2017	(262,988)	(275,265)	(12,277)
5	JPPC	LME Zinc Futures^	04/2017	(342,942)	(344,481)	(1,539)
2	JPPC	LME Zinc Futures^	04/2017	(137,174)	(137,812)	(638)
10	JPPC	LME Zinc Futures^	05/2017	(715,133)	(690,078)	25,055
12	JPPC	LME Zinc Futures^	05/2017	(853,171)	(828,750)	24,421
1	JPPC	LME Zinc Futures^	05/2017	(71,299)	(69,117)	2,182
1	JPPC	LME Zinc Futures^	05/2017	(70,690)	(69,122)	1,568
11	JPPC	LME Zinc Futures^	06/2017	(776,088)	(760,840)	15,248
17	JPPC	LME Zinc Futures^	06/2017	(1,204,833)	(1,177,143)	27,690
30	JPPC	LME Zinc Futures^	06/2017	(2,130,333)	(2,078,250)	52,083
3	JPPC	LME Zinc Futures^	06/2017	(213,968)	(207,791)	6,177

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	JPPC	LME Zinc Futures^	06/2017	$(213,780)	$(207,825)	$5,955

				(80,474,180)	(81,452,498)	(978,318)

				$362,739,019	$364,818,383	$2,079,364

^	Represents positions held in the respective Subsidiary (Note 2).

USD - United States Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$1,211,495	$—	$1,211,495

GSCO
Cash	—	1,267,642	1,267,642

GSIN
Cash	590,000	—	590,000

JPPC
Cash	—	1,992,054	1,992,054

MACQ
Cash	1,210,379	—	1,210,379

MSCL
Cash	—	16,603,594	16,603,594

SOCG
Cash	812,266	—	812,266

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 15.4%
Deutsche Bundesrepublik Inflation Linked Bond
1.93%, 4/15/2020 (a)(b)	EUR	2,305,989	2,714,559
0.10%, 4/15/2023 (a)(b)	EUR	6,746,155	7,822,070
0.10%, 4/15/2026 (a)	EUR	9,091,350	10,692,861
France Government Bond OAT
2.25%, 7/25/2020	EUR	3,485,864	4,189,152
0.10%, 7/25/2021	EUR	2,231,108	2,516,528
1.20%, 7/25/2022 (a)(b)	EUR	4,860,276	5,802,365
0.26%, 7/25/2024 (a)(b)	EUR	1,618,970	1,853,197
0.10%, 3/1/2025	EUR	4,625,208	5,212,607
1.99%, 7/25/2027 (a)(b)	EUR	2,250,171	2,945,392
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	8,877,681	13,177,948
0.13%, 3/22/2026	GBP	6,790,410	10,317,548

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $69,278,317)			67,244,227

U.S. TREASURY OBLIGATIONS - 21.7%
U.S. Treasury Inflation Index Notes
0.13%, 4/15/2020 (a)(c)		24,190,000	25,458,336
0.13%, 4/15/2021 (a)(c)		27,900,000	28,881,404
0.38%, 7/15/2025 (a)		10,440,000	10,718,094
0.63%, 1/15/2026 (a)		13,730,000	14,286,574
0.13%, 7/15/2026 (a)		15,380,000	15,201,514

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,582,768)			94,545,922

		SHARES
SHORT-TERM INVESTMENTS - 55.6%

INVESTMENT COMPANIES - 40.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (d)(e)		7,689,450	7,689,450
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (d)(e)		30,757,799	30,757,799
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (d)(e)(f)		97,461,643	97,461,643
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (d)(f)		3,156,257	3,156,257
UBS Select Treasury Preferred Fund, Class I, 0.62% (d)(e)		38,448,094	38,448,094

TOTAL INVESTMENT COMPANIES (Cost $177,513,243)			177,513,243

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 14.9%
U.S. Treasury Bills
0.48%, 4/27/2017 (g)		2,065,000	2,063,994
0.61%, 5/25/2017 (e)(g)		963,000	962,003
0.61%, 6/1/2017 (e)(g)		692,000	691,204
0.62%, 6/8/2017 (g)		1,321,000	1,319,280
0.65%, 6/15/2017 (g)		3,983,000	3,977,181
0.60%, 7/27/2017 (e)(g)		2,470,000	2,463,855
0.62%, 8/10/2017 (e)(g)		29,608,000	29,524,180
0.65%, 8/17/2017 (e)(g)		2,775,000	2,766,733

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
0.67%, 8/31/2017 (g)	20,141,000	20,070,225
0.91%, 9/14/2017 (e)(g)	1,252,000	1,247,113

TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,120,110)		65,085,768

TOTAL SHORT-TERM INVESTMENTS (Cost $242,633,353)		242,599,011

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 92.7% (Cost $405,494,438)		404,389,160
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.3% (h)		31,737,955

NET ASSETS - 100.0%		436,127,115

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 3/31/2017 and changes periodically.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2017, the value of these securities amounted to $21,137,583 or 4.8% of net assets.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Credit default swap contracts sell protection as of March 31, 2017:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	iTraxx Europe Crossover Series 26.V1	5.000%	EUR	2.666%	4,893,000	$364,463	12/20/2021	$169,035
CITG	iTraxx Europe Crossover Series 27.V1	5.000%	EUR	2.900%	60,082,000	6,232,583	06/20/2022	161,123
CITG	iTraxx Europe Series 27.V1	1.000%	EUR	0.736%	101,500,000	1,344,540	06/20/2022	154,293
CITG	Markit CDX Emerging Market Index Series 27.V1	1.000%	USD	2.134%	15,750,000	(838,321)	06/20/2022	7,857
CITG	Markit CDX North America High Yield Index Series 27.V2	5.000%	USD	3.088%	21,991,000	765,848	12/20/2021	982,484
CITG	Markit CDX North America High Yield Index Series 28.V1	5.000%	USD	3.373%	51,059,000	3,632,672	06/20/2022	163,028
CITG	Markit CDX North America Investment Grade Index Series 28.V1	1.000%	USD	0.662%	106,625,000	1,643,125	06/20/2022	157,617

						$13,144,910		$1,795,437

Forward effective interest rate swap contracts outstanding as of March 31, 2017:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CITG	(1)	1.000%	CZK	10,000,000	$(1,678)	09/21/2022	$6,591
CITG	(1)	1.000%	CZK	5,000,000	2,630	09/21/2022	1
CITG	(1)	1.000%	CZK	10,000,000	(1,430)	09/21/2022	6,344

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CITG	(1)	1.000%	CZK	220,000,000	$59,047	09/21/2022	$49,044
CITG	1.000%	(1)	CZK	10,000,000	(306)	09/21/2022	(4,607)
CITG	(2)	2.500%	HKD	74,000,000	93,784	09/21/2022	69,303
CITG	(2)	2.500%	HKD	73,000,000	91,304	09/21/2022	69,579
CITG	(2)	2.500%	HKD	1,000,000	2,303	09/21/2022	1
CITG	(2)	2.500%	HKD	1,000,000	951	09/21/2022	1,253
CITG	(2)	2.500%	HKD	4,000,000	4,803	09/21/2022	4,012
CITG	2.500%	(2)	HKD	2,000,000	(4,223)	09/21/2022	(185)
CITG	(3)	2.000%	HUF	2,700,000,000	32,660	09/21/2022	182,081
CITG	(3)	2.000%	HUF	50,000,000	94	09/21/2022	3,882
CITG	(3)	2.000%	HUF	100,000,000	1,661	09/21/2022	6,293
CITG	(3)	2.000%	HUF	10,000,000	744	09/21/2022	–
CITG	2.000%	(3)	HUF	100,000,000	(4,205)	09/21/2022	(3,748)
CITG	(4)	3.000%	PLN	40,000,000	102,859	09/21/2022	143,601
CITG	(4)	3.000%	PLN	2,000,000	6,915	09/21/2022	5,408
CITG	(4)	3.000%	PLN	39,000,000	97,286	09/21/2022	143,012
CITG	2.500%	(4)	PLN	100,000	10	09/21/2022	–
CITG	3.000%	(4)	PLN	3,000,000	(16,439)	09/21/2022	(2,046)
CITG	(5)	2.500%	SGD	27,000,000	118,992	09/21/2022	145,556
CITG	(5)	2.500%	SGD	2,000,000	12,200	09/21/2022	7,396
CITG	(5)	2.500%	SGD	27,000,000	114,775	09/21/2022	149,772
CITG	2.500%	(5)	SGD	1,000,000	(9,456)	09/21/2022	(342)
CITG	2.500%	(5)	SGD	400,000	(4,038)	09/21/2022	(2)
CITG	(6)	7.500%	ZAR	20,000,000	(17,136)	09/21/2022	(9)
CITG	(6)	8.000%	ZAR	10,000,000	13,047	09/21/2022	(6,829)
CITG	(6)	8.000%	ZAR	160,000,000	86,908	09/21/2022	12,591
CITG	(6)	8.000%	ZAR	150,000,000	80,064	09/21/2022	13,216
CITG	7.500%	(6)	ZAR	20,000,000	(5,963)	09/21/2022	23,192
CITG	8.000%	(6)	ZAR	20,000,000	(15,636)	09/21/2022	3,199

					$842,527		$1,027,559

Interest rate swap contracts outstanding as of March 31, 2017:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter
CITI	(7)	1.255%	KRW*	8,000,000,000	$–	03/16/2022	$(164,293)
CITI	(7)	1.274%	KRW*	9,000,000,000	–	03/16/2022	(177,504)
CITI	(7)	1.318%	KRW*	13,000,000,000	–	03/16/2022	(232,170)
CITI	(7)	1.335%	KRW*	13,000,000,000	–	03/16/2022	(222,425)
CITI	(7)	1.355%	KRW*	1,000,000,000	–	03/16/2022	(16,253)
CITI	(7)	1.393%	KRW*	2,000,000,000	–	03/16/2022	(29,250)
CITI	(7)	1.643%	KRW*	1,000,000,000	–	03/16/2022	(3,937)
CITI	(7)	1.650%	KRW*	2,000,000,000	–	03/16/2022	(7,232)
CITI	(7)	1.663%	KRW*	3,000,000,000	–	03/16/2022	(9,241)
CITI	(7)	1.668%	KRW*	1,000,000,000	–	03/16/2022	(2,867)
CITI	(7)	1.683%	KRW*	1,000,000,000	–	03/16/2022	(2,223)
CITI	(7)	1.683%	KRW*	1,000,000,000	–	03/16/2022	(2,223)
CITI	(7)	1.690%	KRW*	1,000,000,000	–	03/16/2022	(1,902)
CITI	(7)	1.720%	KRW*	1,000,000,000	–	03/16/2022	(618)
CITI	(7)	1.720%	KRW*	1,000,000,000	–	03/16/2022	(618)
CITI	(7)	1.805%	KRW*	1,000,000,000	–	09/21/2022	817
CITI	(7)	1.825%	KRW*	15,000,000,000	–	03/16/2022	58,208
CITI	(7)	1.883%	KRW*	30,000,000,000	–	09/21/2022	123,330
CITI	(7)	1.920%	KRW*	29,000,000,000	–	09/21/2022	165,436
CITI	1.340%	(7)	KRW*	1,000,000,000	–	03/16/2022	16,895
CITI	1.397%	(7)	KRW*	1,000,000,000	–	03/16/2022	14,454
CITI	1.490%	(7)	KRW*	2,000,000,000	–	03/16/2022	20,940

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter (continued)
CITI	1.635%	(7)	KRW*	2,000,000,000	$—	03/16/2022	$8,517
CITI	1.665%	(7)	KRW*	1,000,000,000	—	03/16/2022	2,973
CITI	1.665%	(7)	KRW*	1,000,000,000	—	03/16/2022	2,973
CITI	1.668%	(7)	KRW*	1,000,000,000	—	03/16/2022	2,867
CITI	1.670%	(7)	KRW*	2,000,000,000	—	03/16/2022	5,519
CITI	1.675%	(7)	KRW*	2,000,000,000	—	03/16/2022	5,090
CITI	1.695%	(7)	KRW*	1,000,000,000	—	03/16/2022	1,688
CITI	1.780%	(7)	KRW*	1,000,000,000	—	09/21/2022	—
CITI	1.788%	(7)	KRW*	1,000,000,000	—	09/21/2022	(74)
CITI	1.830%	(7)	KRW*	30,000,000,000	—	03/16/2022	(122,841)
CITI	1.860%	(7)	KRW*	29,000,000,000	—	03/16/2022	(156,015)
CITI	1.885%	(7)	KRW*	15,000,000,000	—	09/21/2022	(63,259)

					$—		$(785,238)

*	Non-deliverable swap (See Note 4).
(1)	6 Month Prague Interbank Offered Rate
(2)	3 Month Hong Kong Interbank Offered Rate
(3)	6 Month Budapest Interbank Offered Rate
(4)	6 Month Warsaw Interbank Offered Rate
(5)	6 Month Singapore Interbank Offered Rate
(6)	3 Month Johannesburg Interbank Agreed Rate
(7)	3 Month Korean Certificate of Deposit

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MSCS	Bovespa Index April Futures	04/2017	BRL	12,544,483	$(150,540)
SOCG	Cocoa July Futures^	06/2017	USD	39,538	2,422
SOCG	Cocoa May Futures^	04/2017	USD	40,631	1,269
SOCG	Cocoa May Futures^	04/2017	USD	(39,398)	(2,502)
CITI	Coffee ‘C’ July Futures^	06/2017	USD	647,245	(9,820)
MACQ	Coffee ‘C’ July Futures^	06/2017	USD	214,820	(2,345)
SOCG	Coffee ‘C’ July Futures^	06/2017	USD	376,384	(4,553)
CITI	Coffee ‘C’ May Futures^	04/2017	USD	676,917	(50,067)
CITI	Coffee ‘C’ May Futures^	04/2017	USD	(636,281)	9,431
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	(211,182)	2,232
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	224,799	(15,849)
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	385,210	(19,548)
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	(370,058)	4,395
CITI	Corn July Futures^	06/2017	USD	430,951	(3,438)
MACQ	Corn July Futures^	06/2017	USD	1,334,720	(15,008)
CITI	Corn May Futures^	04/2017	USD	967,667	(2,405)
CITI	Corn May Futures^	04/2017	USD	(989,274)	24,012
MACQ	Corn May Futures^	04/2017	USD	1,291,563	1,524
MACQ	Corn May Futures^	04/2017	USD	(1,306,849)	13,761
MLIN	Corn May Futures^	04/2017	USD	(659,838)	22,400
MLIN	Corn May Futures^	04/2017	USD	640,325	(2,887)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
SOCG	Corn May Futures^	04/2017	USD	(1,220,340)	$18,315
SOCG	Corn May Futures^	04/2017	USD	1,201,115	910
CITI	Cotton No. 2 July Futures^	06/2017	USD	1,650,347	43
CITI	Cotton No. 2 July Futures^	06/2017	USD	(432,155)	(90)
SOCG	Cotton No. 2 July Futures^	06/2017	USD	39,479	(184)
SOCG	Cotton No. 2 July Futures^	06/2017	USD	(39,424)	129
CITI	Cotton No. 2 May Futures^	04/2017	USD	(1,628,330)	4,400
CITI	Cotton No. 2 May Futures^	04/2017	USD	1,538,334	85,596
SOCG	Cotton No. 2 May Futures^	04/2017	USD	(308,901)	(418)
SOCG	Cotton No. 2 May Futures^	04/2017	USD	295,482	13,838
BANA	Hang Seng Index April Futures	04/2017	HKD	9,743,786	(11,759)
GSIN	Hang Seng Index April Futures	04/2017	HKD	1,221,127	(1,876)
JPMC	Hang Seng Index April Futures	04/2017	HKD	6,098,344	(8,441)
MSCS	Hang Seng Index April Futures	04/2017	HKD	6,089,657	(7,322)
CITI	Hard Red Winter Wheat July Futures^	06/2017	USD	24,222	(2,534)
SOCG	Hard Red Winter Wheat July Futures^	06/2017	USD	96,305	(9,555)
CITI	Hard Red Winter Wheat May Futures^	04/2017	USD	(23,606)	2,581
CITI	Hard Red Winter Wheat May Futures^	04/2017	USD	22,934	(1,909)
SOCG	Hard Red Winter Wheat May Futures^	04/2017	USD	(93,869)	9,769
SOCG	Hard Red Winter Wheat May Futures^	04/2017	USD	91,301	(7,201)
BANA	H-SHARES Index April Futures	04/2017	HKD	49,212,549	(110,540)
GSIN	H-SHARES Index April Futures	04/2017	HKD	19,346,611	(40,383)
JPMC	H-SHARES Index April Futures	04/2017	HKD	16,257,326	(40,015)
MSCS	H-SHARES Index April Futures	04/2017	HKD	19,306,595	(35,233)
JPMC	KOSPI Index 200 June Futures	06/2017	KRW	545,389,600	16,186
MSCS	KOSPI Index 200 June Futures	06/2017	KRW	4,342,331,900	148,168
GSIN	Lean Hogs April Futures^	04/2017	USD	(243,720)	7,290
GSIN	Lean Hogs April Futures^	04/2017	USD	247,292	(10,862)
MACQ	Lean Hogs April Futures^	04/2017	USD	(813,278)	25,178
MACQ	Lean Hogs April Futures^	04/2017	USD	821,452	(33,352)
MLIN	Lean Hogs April Futures^	04/2017	USD	707,140	(24,120)
MLIN	Lean Hogs April Futures^	04/2017	USD	(703,320)	20,300
SOCG	Lean Hogs April Futures^	04/2017	USD	597,969	(20,029)
SOCG	Lean Hogs April Futures^	04/2017	USD	(596,554)	18,614
GSIN	Lean Hogs June Futures^	06/2017	USD	278,536	(12,676)
MACQ	Lean Hogs June Futures^	06/2017	USD	(31,453)	1,913
MACQ	Lean Hogs June Futures^	06/2017	USD	929,840	(43,640)
MLIN	Lean Hogs June Futures^	06/2017	USD	(62,600)	3,520
MLIN	Lean Hogs June Futures^	06/2017	USD	804,410	(36,370)
SOCG	Lean Hogs June Futures^	06/2017	USD	681,946	(32,066)
SOCG	Lean Hogs June Futures^	06/2017	USD	(153,591)	5,891
MACQ	Live Cattle April Futures^	04/2017	USD	92,350	3,610
MACQ	Live Cattle April Futures^	04/2017	USD	(93,641)	(2,319)
MLIN	Live Cattle April Futures^	04/2017	USD	1,738,020	85,220
MLIN	Live Cattle April Futures^	04/2017	USD	(1,773,310)	(49,930)
SOCG	Live Cattle April Futures^	04/2017	USD	91,681	4,279
SOCG	Live Cattle April Futures^	04/2017	USD	(93,537)	(2,423)
MACQ	Live Cattle June Futures^	06/2017	USD	602,191	18,709
MLIN	Live Cattle June Futures^	06/2017	USD	1,854,880	52,170
SOCG	Live Cattle June Futures^	06/2017	USD	263,455	2,645
BANA	MSCI Taiwan Stock Index April Futures	04/2017	USD	842,975	(8,765)
GSIN	MSCI Taiwan Stock Index April Futures	04/2017	USD	2,090,116	(22,726)
JPMC	MSCI Taiwan Stock Index April Futures	04/2017	USD	843,517	(9,307)
MSCS	MSCI Taiwan Stock Index April Futures	04/2017	USD	2,603,524	(28,354)
BANA	SGX S&P CNX Nifty Index April Futures	04/2017	USD	418,664	4,444
JPMC	SGX S&P CNX Nifty Index April Futures	04/2017	USD	491,345	5,347
MSCS	SGX S&P CNX Nifty Index April Futures	04/2017	USD	1,041,012	7,560
CITI	Soybean July Futures^	06/2017	USD	102,531	(6,831)
GSIN	Soybean July Futures^	06/2017	USD	1,021,749	(64,749)
MACQ	Soybean July Futures^	06/2017	USD	407,426	(24,626)
MLIN	Soybean July Futures^	06/2017	USD	2,098,675	(136,825)
SOCG	Soybean July Futures^	06/2017	USD	2,814,347	(182,597)
CITI	Soybean May Futures^	04/2017	USD	103,465	(8,865)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CITI	Soybean May Futures^	04/2017	USD	(101,525)	$6,925
GSIN	Soybean May Futures^	04/2017	USD	1,065,416	(119,416)
GSIN	Soybean May Futures^	04/2017	USD	(1,011,838)	65,838
MACQ	Soybean May Futures^	04/2017	USD	(403,411)	25,011
MACQ	Soybean May Futures^	04/2017	USD	409,709	(31,309)
MLIN	Soybean May Futures^	04/2017	USD	2,118,900	(179,600)
MLIN	Soybean May Futures^	04/2017	USD	(2,077,725)	138,425
SOCG	Soybean May Futures^	04/2017	USD	2,827,812	(226,312)
SOCG	Soybean May Futures^	04/2017	USD	(2,787,218)	185,718
CITI	Soybean Meal July Futures^	06/2017	USD	266,532	(17,092)
MACQ	Soybean Meal July Futures^	06/2017	USD	66,519	(4,159)
MLIN	Soybean Meal July Futures^	06/2017	USD	333,650	(21,850)
CITI	Soybean Meal May Futures^	04/2017	USD	262,119	(15,399)
CITI	Soybean Meal May Futures^	04/2017	USD	(263,836)	17,116
MACQ	Soybean Meal May Futures^	04/2017	USD	63,981	(2,301)
MACQ	Soybean Meal May Futures^	04/2017	USD	(65,809)	4,129
MLIN	Soybean Meal May Futures^	04/2017	USD	(330,160)	21,760
MLIN	Soybean Meal May Futures^	04/2017	USD	338,100	(29,700)
SOCG	Soybean Oil July Futures^	06/2017	USD	173,135	43
CITI	Soybean Oil May Futures^	04/2017	USD	(99,450)	4,110
CITI	Soybean Oil May Futures^	04/2017	USD	103,594	(8,254)
MACQ	Soybean Oil May Futures^	04/2017	USD	206,954	(16,274)
MACQ	Soybean Oil May Futures^	04/2017	USD	(118,836)	4,428
MLIN	Soybean Oil May Futures^	04/2017	USD	62,208	(5,004)
MLIN	Soybean Oil May Futures^	04/2017	USD	(57,744)	540
SOCG	Soybean Oil May Futures^	04/2017	USD	(210,233)	485
SOCG	Soybean Oil May Futures^	04/2017	USD	1,034,363	(80,963)
MSCS	Swiss Market Index June Futures	06/2017	CHF	1,274,185	6,616
BANA	Taiwan Stock Exchange April Futures	04/2017	TWD	17,350,422	10,595
JPMC	Taiwan Stock Exchange April Futures	04/2017	TWD	5,807,750	2,747
MSCS	Taiwan Stock Exchange April Futures	04/2017	TWD	30,834,049	19,196
GSIN	Wheat July Futures^	06/2017	USD	412,606	(17,506)
GSIN	Wheat July Futures^	06/2017	USD	(338,250)	9,000
GSIN	Wheat May Futures^	04/2017	USD	422,460	(38,610)
GSIN	Wheat May Futures^	04/2017	USD	(398,375)	14,525

					$(946,325)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
278	GSCO	Brent Crude Futures^	05/2017	$14,870,340	$14,953,620	$83,280
52	MSCL	Cocoa Futures^	07/2017	1,010,026	1,090,960	80,934
28	MSCL	Coffee ‘C’ Futures^	07/2017	1,505,703	1,487,325	(18,378)
118	MSCL	Corn Futures^	07/2017	2,222,255	2,193,325	(28,930)
7	MSCL	Cotton No. 2 Futures^	07/2017	275,934	275,065	(869)
7	MSCL	Feeder Cattle Futures^	08/2017	441,495	468,126	26,631
78	GSCO	Gas Oil Futures^	06/2017	3,670,408	3,683,550	13,142

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
34	MSCL	Gasoline RBOB Futures^	05/2017	$2,364,726	$2,422,745	$58,019
113	MSCL	Gold 100 OZ Futures^	06/2017	14,048,346	14,138,560	90,214
7	MSCL	Hard Red Winter Wheat Futures^	07/2017	166,829	151,812	(15,017)
32	MSCL	Heating Oil ULSD Futures^	05/2017	2,087,233	2,124,729	37,496
1	MSCL	Lean Hogs Futures^	06/2017	30,742	29,540	(1,202)
52	MSCL	Live Cattle Futures^	06/2017	2,229,463	2,306,200	76,737
9	JPPC	LME Aluminum Futures^	04/2017	380,891	439,295	58,404
4	JPPC	LME Aluminum Futures^	04/2017	170,360	195,258	24,898
1	JPPC	LME Aluminum Futures^	04/2017	45,078	48,865	3,787
1	JPPC	LME Aluminum Futures^	04/2017	46,228	48,854	2,626
1	JPPC	LME Aluminum Futures^	04/2017	46,108	48,848	2,740
1	JPPC	LME Aluminum Futures^	04/2017	46,099	48,843	2,744
1	JPPC	LME Aluminum Futures^	05/2017	45,760	48,913	3,153
2	JPPC	LME Aluminum Futures^	05/2017	91,355	97,860	6,505
3	JPPC	LME Aluminum Futures^	05/2017	139,045	146,807	7,762
6	JPPC	LME Aluminum Futures^	05/2017	280,061	293,647	13,586
11	JPPC	LME Aluminum Futures^	05/2017	522,091	538,730	16,639
1	JPPC	LME Aluminum Futures^	05/2017	46,979	48,956	1,977
3	JPPC	LME Aluminum Futures^	05/2017	140,979	146,869	5,890
3	JPPC	LME Aluminum Futures^	06/2017	145,182	147,096	1,914
13	JPPC	LME Aluminum Futures^	06/2017	608,719	638,030	29,311
1	JPPC	LME Aluminum Futures^	06/2017	47,235	49,106	1,871
3	JPPC	LME Aluminum Futures^	06/2017	143,058	147,318	4,260
210	JPPC	LME Aluminum Futures^	06/2017	9,371,105	10,312,312	941,207
6	JPPC	LME Aluminum Futures^	06/2017	288,625	294,412	5,787
5	JPPC	LME Aluminum Futures^	06/2017	245,837	245,312	(525)
1	JPPC	LME Copper Futures^	05/2017	147,716	145,713	(2,003)
3	JPPC	LME Copper Futures^	05/2017	446,858	437,475	(9,383)
8	JPPC	LME Copper Futures^	05/2017	1,202,468	1,166,504	(35,964)
4	JPPC	LME Copper Futures^	05/2017	597,172	583,286	(13,886)
4	JPPC	LME Copper Futures^	06/2017	597,500	583,625	(13,875)
9	JPPC	LME Copper Futures^	06/2017	1,280,198	1,313,419	33,221
2	JPPC	LME Copper Futures^	06/2017	290,005	291,904	1,899
1	JPPC	LME Copper Futures^	06/2017	148,252	145,963	(2,289)
74	JPPC	LME Copper Futures^	06/2017	10,706,848	10,802,613	95,765
1	JPPC	LME Lead Futures^	04/2017	57,115	58,394	1,279
1	JPPC	LME Lead Futures^	04/2017	58,984	58,402	(582)
1	JPPC	LME Lead Futures^	04/2017	59,097	58,404	(693)
1	JPPC	LME Lead Futures^	05/2017	58,257	58,424	167
1	JPPC	LME Lead Futures^	05/2017	59,732	58,427	(1,305)
1	JPPC	LME Lead Futures^	05/2017	57,665	58,436	771

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	JPPC	LME Lead Futures^	05/2017	$114,005	$116,893	$2,888
1	JPPC	LME Lead Futures^	05/2017	56,678	58,448	1,770
1	JPPC	LME Lead Futures^	06/2017	57,327	58,466	1,139
23	JPPC	LME Lead Futures^	06/2017	1,270,948	1,345,500	74,552
1	JPPC	LME Lead Futures^	06/2017	59,027	58,482	(545)
1	JPPC	LME Lead Futures^	06/2017	58,457	58,500	43
2	JPPC	LME Nickel Futures^	04/2017	123,379	119,563	(3,816)
2	JPPC	LME Nickel Futures^	04/2017	122,973	119,576	(3,397)
1	JPPC	LME Nickel Futures^	04/2017	60,987	59,828	(1,159)
1	JPPC	LME Nickel Futures^	04/2017	61,272	59,867	(1,405)
1	JPPC	LME Nickel Futures^	04/2017	60,439	59,874	(565)
1	JPPC	LME Nickel Futures^	05/2017	62,582	59,924	(2,658)
1	JPPC	LME Nickel Futures^	05/2017	62,223	59,947	(2,276)
1	JPPC	LME Nickel Futures^	05/2017	62,522	59,951	(2,571)
1	JPPC	LME Nickel Futures^	05/2017	65,406	59,978	(5,428)
1	JPPC	LME Nickel Futures^	05/2017	65,042	60,002	(5,040)
1	JPPC	LME Nickel Futures^	05/2017	64,322	60,007	(4,315)
1	JPPC	LME Nickel Futures^	06/2017	62,042	60,095	(1,947)
34	JPPC	LME Nickel Futures^	06/2017	2,120,815	2,043,672	(77,143)
2	JPPC	LME Zinc Futures^	04/2017	131,432	137,533	6,101
1	JPPC	LME Zinc Futures^	04/2017	64,868	68,776	3,908
1	JPPC	LME Zinc Futures^	04/2017	70,282	68,946	(1,336)
1	JPPC	LME Zinc Futures^	04/2017	70,455	68,961	(1,494)
2	JPPC	LME Zinc Futures^	05/2017	139,421	138,110	(1,311)
1	JPPC	LME Zinc Futures^	05/2017	71,531	69,063	(2,468)
1	JPPC	LME Zinc Futures^	05/2017	72,468	69,071	(3,397)
1	JPPC	LME Zinc Futures^	05/2017	71,665	69,117	(2,548)
1	JPPC	LME Zinc Futures^	05/2017	70,627	69,122	(1,505)
3	JPPC	LME Zinc Futures^	06/2017	213,982	207,501	(6,481)
44	JPPC	LME Zinc Futures^	06/2017	2,998,568	3,048,100	49,532
2	JPPC	LME Zinc Futures^	06/2017	142,896	138,550	(4,346)
98	MSCL	Natural Gas Futures^	05/2017	3,065,701	3,188,920	123,219
34	MSCL	Silver Futures^	05/2017	3,008,444	3,103,520	95,076
17	MSCL	Silver Futures^	07/2017	1,551,707	1,558,220	6,513
79	MSCL	Soybean Futures^	07/2017	4,050,522	3,780,150	(270,372)
38	MSCL	Soybean Meal Futures^	07/2017	1,268,625	1,184,840	(83,785)
193	MSCL	Sugar #11 (World Markets) Futures^	06/2017	3,944,384	3,648,781	(295,603)
67	MSCL	Wheat Futures^	07/2017	1,538,831	1,470,650	(68,181)
277	MSCL	WTI Crude Futures^	05/2017	13,893,767	14,146,390	252,623
22	BARC	Amsterdam Index Futures	04/2017	2,391,486	2,418,308	26,822
78	BARC	CAC40 Index Futures	04/2017	4,132,678	4,256,628	123,950

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
21	BARC	DAX Index Futures	06/2017	$6,733,800	$6,905,383	$171,583
85	BARC	E-Mini Russell 2000 Futures	06/2017	5,798,820	5,883,700	84,880
346	BARC	Euro Stoxx 50 Index Futures	06/2017	12,275,207	12,645,805	370,598
152	BARC	FTSE 100 Index Futures	06/2017	13,874,565	13,855,520	(19,045)
69	JPMS	FTSE/JSE Top 40 Index Futures	06/2017	2,318,951	2,353,856	34,905
13	BARC	FTSE/MIB Index Futures	06/2017	1,332,249	1,390,377	58,128
20	BARC	Hang Seng Index Futures	04/2017	3,134,888	3,105,064	(29,824)
2	BARC	H-SHARES Index Futures	04/2017	134,583	132,381	(2,202)
8	BARC	IBEX 35 Index Futures	04/2017	843,942	888,670	44,728
2	BARC	KOSPI Index 200 Futures	06/2017	121,868	125,951	4,083
727	BARC	S&P 500 E-Mini Futures	06/2017	86,022,841	85,756,920	(265,921)
43	BARC	S&P MID 400 E-Mini Futures	06/2017	7,346,963	7,388,260	41,297
21	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	2,875,947	2,880,640	4,693
85	BARC	SGX S&P CNX Nifty Index Futures	04/2017	1,555,549	1,563,660	8,111
33	BARC	SPI 200 Index Futures	06/2017	3,626,955	3,685,995	59,040
128	BARC	TOPIX Index Futures	06/2017	17,693,051	17,389,742	(303,309)
34	JPMS	Australia 10-Year Bond Futures	06/2017	3,282,075	3,336,562	54,487
74	GSCO	Canadian 10-Year Bond Futures	06/2017	7,612,757	7,641,223	28,466
514	GSCO	Euro-Bund Futures	06/2017	88,708,200	88,512,267	(195,933)
1,510	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	187,704,297	188,089,375	385,078

				574,114,456	576,151,058	2,036,602

Short Contracts:
9	JPPC	LME Aluminum Futures^	04/2017	$(382,441)	$(439,294)	$(56,853)
4	JPPC	LME Aluminum Futures^	04/2017	(170,684)	(195,258)	(24,574)
1	JPPC	LME Aluminum Futures^	04/2017	(45,033)	(48,864)	(3,831)
1	JPPC	LME Aluminum Futures^	04/2017	(46,487)	(48,854)	(2,367)
1	JPPC	LME Aluminum Futures^	04/2017	(46,098)	(48,849)	(2,751)
1	JPPC	LME Aluminum Futures^	04/2017	(46,123)	(48,844)	(2,721)
1	JPPC	LME Aluminum Futures^	05/2017	(45,648)	(48,913)	(3,265)
2	JPPC	LME Aluminum Futures^	05/2017	(91,140)	(97,859)	(6,719)
3	JPPC	LME Aluminum Futures^	05/2017	(138,366)	(146,806)	(8,440)
6	JPPC	LME Aluminum Futures^	05/2017	(280,485)	(293,647)	(13,162)
11	JPPC	LME Aluminum Futures^	05/2017	(520,823)	(538,730)	(17,907)
1	JPPC	LME Aluminum Futures^	05/2017	(47,035)	(48,956)	(1,921)
3	JPPC	LME Aluminum Futures^	05/2017	(141,784)	(146,869)	(5,085)
3	JPPC	LME Aluminum Futures^	06/2017	(145,511)	(147,095)	(1,584)
13	JPPC	LME Aluminum Futures^	06/2017	(610,879)	(638,030)	(27,151)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	JPPC	LME Aluminum Futures^	06/2017	$(47,173)	$(49,107)	$(1,934)
3	JPPC	LME Aluminum Futures^	06/2017	(143,143)	(147,319)	(4,176)
2	JPPC	LME Aluminum Futures^	06/2017	(91,444)	(98,212)	(6,768)
6	JPPC	LME Aluminum Futures^	06/2017	(288,760)	(294,412)	(5,652)
5	JPPC	LME Aluminum Futures^	06/2017	(244,988)	(245,313)	(325)
1	JPPC	LME Copper Futures^	05/2017	(146,623)	(145,713)	910
3	JPPC	LME Copper Futures^	05/2017	(446,468)	(437,475)	8,993
8	JPPC	LME Copper Futures^	05/2017	(1,201,680)	(1,166,504)	35,176
4	JPPC	LME Copper Futures^	05/2017	(600,990)	(583,286)	17,704
4	JPPC	LME Copper Futures^	06/2017	(599,988)	(583,625)	16,363
9	JPPC	LME Copper Futures^	06/2017	(1,283,182)	(1,313,420)	(30,238)
2	JPPC	LME Copper Futures^	06/2017	(290,127)	(291,904)	(1,777)
1	JPPC	LME Copper Futures^	06/2017	(148,031)	(145,964)	2,067
12	JPPC	LME Copper Futures^	06/2017	(1,718,883)	(1,751,775)	(32,892)
1	JPPC	LME Lead Futures^	04/2017	(57,248)	(58,394)	(1,146)
1	JPPC	LME Lead Futures^	04/2017	(58,748)	(58,402)	346
1	JPPC	LME Lead Futures^	04/2017	(59,548)	(58,405)	1,143
1	JPPC	LME Lead Futures^	05/2017	(57,998)	(58,424)	(426)
1	JPPC	LME Lead Futures^	05/2017	(59,123)	(58,427)	696
1	JPPC	LME Lead Futures^	05/2017	(57,321)	(58,436)	(1,115)
2	JPPC	LME Lead Futures^	05/2017	(114,167)	(116,893)	(2,726)
1	JPPC	LME Lead Futures^	05/2017	(56,637)	(58,448)	(1,811)
1	JPPC	LME Lead Futures^	06/2017	(56,749)	(58,466)	(1,717)
5	JPPC	LME Lead Futures^	06/2017	(285,868)	(292,500)	(6,632)
1	JPPC	LME Lead Futures^	06/2017	(59,422)	(58,481)	941
1	JPPC	LME Lead Futures^	06/2017	(58,248)	(58,500)	(252)
2	JPPC	LME Nickel Futures^	04/2017	(123,373)	(119,563)	3,810
2	JPPC	LME Nickel Futures^	04/2017	(122,206)	(119,576)	2,630
1	JPPC	LME Nickel Futures^	04/2017	(61,617)	(59,828)	1,789
1	JPPC	LME Nickel Futures^	04/2017	(61,198)	(59,868)	1,330
1	JPPC	LME Nickel Futures^	04/2017	(60,268)	(59,874)	394
1	JPPC	LME Nickel Futures^	05/2017	(62,409)	(59,924)	2,485
1	JPPC	LME Nickel Futures^	05/2017	(62,124)	(59,948)	2,176
1	JPPC	LME Nickel Futures^	05/2017	(62,539)	(59,951)	2,588
1	JPPC	LME Nickel Futures^	05/2017	(65,398)	(59,979)	5,419
1	JPPC	LME Nickel Futures^	05/2017	(64,897)	(60,003)	4,894
1	JPPC	LME Nickel Futures^	05/2017	(63,997)	(60,007)	3,990
1	JPPC	LME Nickel Futures^	06/2017	(61,569)	(60,095)	1,474
6	JPPC	LME Nickel Futures^	06/2017	(379,383)	(360,648)	18,735
2	JPPC	LME Zinc Futures^	04/2017	(131,395)	(137,532)	(6,137)
1	JPPC	LME Zinc Futures^	04/2017	(64,710)	(68,776)	(4,066)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	JPPC	LME Zinc Futures^	04/2017	$(70,123)	$(68,946)	$1,177
1	JPPC	LME Zinc Futures^	04/2017	(70,748)	(68,961)	1,787
2	JPPC	LME Zinc Futures^	05/2017	(138,495)	(138,109)	386
1	JPPC	LME Zinc Futures^	05/2017	(71,098)	(69,063)	2,035
1	JPPC	LME Zinc Futures^	05/2017	(72,273)	(69,071)	3,202
1	JPPC	LME Zinc Futures^	05/2017	(71,299)	(69,117)	2,182
1	JPPC	LME Zinc Futures^	05/2017	(70,690)	(69,122)	1,568
3	JPPC	LME Zinc Futures^	06/2017	(211,660)	(207,501)	4,159
5	JPPC	LME Zinc Futures^	06/2017	(356,506)	(346,375)	10,131
2	JPPC	LME Zinc Futures^	06/2017	(142,520)	(138,550)	3,970

				(13,713,589)	(13,835,060)	(121,471)

				$560,400,867	$562,315,998	$1,915,131

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	19,603,400	$6,130,039	$6,149,263	$19,224
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	27,909,600	8,726,551	8,754,781	28,230
Swiss Franc, Expiring 06/21/17	CITI	CHF	25,200	25,198	25,279	81
Swiss Franc, Expiring 06/21/17	JPMC	CHF	37,800	37,798	37,919	121
Chinese Renminbi, Expiring 06/21/17*	CITI	CNY	11,924,800	1,718,009	1,725,736	7,727
Chinese Renminbi, Expiring 06/21/17*	JPMC	CNY	14,047,200	2,022,160	2,031,698	9,538
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	3,403,600	439,060	438,690	(370)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	5,105,400	658,592	658,035	(557)
Hungarian Forint, Expiring 06/21/17	CITI	HUF	1,168,026,000	4,036,235	4,048,852	12,617
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	1,752,039,000	6,054,378	6,073,276	18,898
Indian Rupee, Expiring 06/21/17*	CITI	INR	305,946,000	4,533,684	4,686,684	153,000
Indian Rupee, Expiring 06/21/17*	JPMC	INR	458,919,000	6,800,536	7,030,026	229,490
Korean Won, Expiring 06/21/17*	CITI	KRW	7,366,626,400	6,511,573	6,597,432	85,859

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Korean Won, Expiring 06/21/17*	JPMC	KRW	11,049,939,599	$9,767,374	$9,896,149	$128,775
Mexican Peso, Expiring 06/21/17	CITI	MXN	132,073,600	6,615,900	6,969,019	353,119
Mexican Peso, Expiring 06/21/17	JPMC	MXN	198,110,400	9,923,236	10,453,529	530,293
Poland Zloty, Expiring 06/21/17	CITI	PLN	28,010,400	6,909,978	7,058,496	148,518
Poland Zloty, Expiring 06/21/17	JPMC	PLN	42,015,600	10,364,291	10,587,740	223,449
Turkish Lira, Expiring 06/21/17	CITI	TRY	22,638,200	6,084,901	6,089,137	4,236
Turkish Lira, Expiring 06/21/17	JPMC	TRY	32,167,800	8,655,371	8,652,372	(2,999)
South African Rand, Expiring 06/21/17	CITI	ZAR	74,368,001	5,620,828	5,467,373	(153,455)
South African Rand, Expiring 06/21/17	JPMC	ZAR	111,552,001	8,431,167	8,201,059	(230,108)

				$120,066,859	$121,632,545	$1,565,686

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	(710,800)	$(226,487)	$(222,966)	$3,521
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	(1,066,200)	(339,730)	(334,449)	5,281
Swiss Franc, Expiring 06/21/17	CITI	CHF	(95,600)	(95,144)	(95,900)	(756)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(143,400)	(142,714)	(143,850)	(1,136)
Chinese Renminbi, Expiring 06/21/17*	CITI	CNY	(509,000)	(73,485)	(73,619)	(134)
Euro, Expiring 06/21/17	CITI	EUR	(38,027,156)	(40,424,700)	(40,721,302)	(296,602)
Euro, Expiring 06/21/17	JPMC	EUR	(57,040,730)	(60,636,971)	(61,081,951)	(444,980)
British Pound, Expiring 06/21/17	CITI	GBP	(7,419,662)	(9,213,637)	(9,313,962)	(100,325)
British Pound, Expiring 06/21/17	JPMC	GBP	(11,129,493)	(13,820,437)	(13,970,942)	(150,505)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(1,813,600)	(233,933)	(233,756)	177
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(2,720,400)	(350,900)	(350,634)	266
Hungarian Forint, Expiring 06/21/17	CITI	HUF	(66,650,400)	(234,248)	(231,037)	3,211
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	(94,566,600)	(332,895)	(327,806)	5,089
Korean Won, Expiring 06/21/17*	CITI	KRW	(67,173,600)	(58,394)	(60,160)	(1,766)
Korean Won, Expiring 06/21/17*	JPMC	KRW	(100,760,400)	(87,591)	(90,239)	(2,648)
South African Rand, Expiring 06/21/17	CITI	ZAR	(6,546,400)	(491,731)	(481,277)	10,454

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
South African Rand, Expiring 06/21/17	JPMC	ZAR	(4,986,600)	$(374,762)	$(366,604)	$8,158

				(127,137,759)	(128,100,454)	(962,695)

				$(7,070,900)	$(6,467,909)	$602,991

*	Non deliverable forward (See Note 4)

BRL - Brazilian Real

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$7,542,826	$7,542,826

CITG
Cash	—	(1,169,052)	(1,169,052)

CITI
Investment Companies	2,222,287	—	2,222,287

GSCO
Cash	—	161,357	161,357
U.S. Treasury Inflation Index Notes	—	1,551,591	1,551,591

GSIN
Investment Companies	460,491	—	460,491

JPMC
Investment Companies	13,238,151	—	13,238,151

JPMS
Cash	—	135,516	135,516

MSCL
Cash	—	263,210	263,210
U.S. Treasury Inflation Index Notes	—	2,158,923	2,158,923

MSCS
Investment Companies	2,695,767	—	2,695,767

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$220,477	$—	$220,477

GSCO
Cash	—	1,274,282	1,274,282

GSIN
Cash	280,000	—	280,000

JPPC
Cash	—	565,099	565,099

MACQ
Cash	350,036	—	350,036

MLIN
Cash	890,745	—	890,745

MSCL
Cash	—	3,413,721	3,413,721

SOCG
Cash	510,980	—	510,980

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 23.2%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/2020 (a)(b)	EUR	505,121	594,617
0.10%, 4/15/2023 (a)(b)	EUR	1,453,018	1,684,754
0.10%, 4/15/2026 (a)	EUR	1,919,285	2,257,382
France Government Bond OAT
2.25%, 7/25/2020	EUR	709,404	852,529
0.10%, 7/25/2021	EUR	507,070	571,938
1.20%, 7/25/2022 (a)(b)	EUR	1,000,325	1,194,223
0.25%, 7/25/2024 (a)(b)	EUR	315,648	361,315
0.10%, 3/1/2025	EUR	1,005,480	1,133,176
1.99%, 7/25/2027 (a)(b)	EUR	428,604	561,027
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,907,057	2,830,818
0.13%, 3/22/2026	GBP	1,440,390	2,188,571

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $14,634,094)			14,230,350

U.S. TREASURY OBLIGATIONS - 33.3%
U.S. Treasury Inflation Index Notes
0.13%, 4/15/2020 (a)(c)		5,220,000	5,493,696
0.13%, 4/15/2021 (a)(c)		5,960,000	6,169,648
0.38%, 7/15/2025 (a)		2,290,000	2,351,000
0.63%, 1/15/2026 (a)		3,000,000	3,121,611
0.13%, 7/15/2026 (a)		3,360,000	3,321,007

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,278,159)			20,456,962

		SHARES
SHORT-TERM INVESTMENTS - 54.2%
INVESTMENT COMPANIES - 38.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (d)(e)		240,585	240,585
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (d)(e)		962,338	962,338
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (d)(e)(f)		20,533,235	20,533,235
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (d)(f)		540,698	540,698
UBS Select Treasury Preferred Fund, Class I, 0.62% (d)(e)		1,202,922	1,202,922

TOTAL INVESTMENT COMPANIES (Cost $23,479,778)			23,479,778

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 16.0%
U.S. Treasury Bills
0.63%, 5/18/2017 (e)(g)		2,631,000	2,628,624
0.60%, 7/27/2017 (e)(g)		3,109,000	3,101,265
0.63%, 8/3/2017 (g)		1,047,000	1,044,196

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
0.67%, 8/31/2017 (g)	3,018,000	3,007,394

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,786,001)		9,781,479

TOTAL SHORT-TERM INVESTMENTS (Cost $33,265,779)		33,261,257

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 110.7% (Cost $68,178,032)		67,948,569
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7)% (h)		(6,547,218)

NET ASSETS - 100.0%		61,401,351

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 3/31/2017 and changes periodically.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2017, the value of these securities amounted to $4,395,936 or 7.2% of net assets.
(c)	On 3/31/2017, securities valued at $11,663,344 were pledged as collateral for reverse repurchase agreements outstanding.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Reverse repurchase agreements at March 31, 2017:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
BNP Paribas	3/6/2017	0.93%	4/13/2017	$5,318,400
BNP Paribas	3/16/2017	0.93%	4/13/2017	103,875
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3/6/2017	0.90%	4/13/2017	6,079,200

				$11,501,475

The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2017 was $11,249,990 at a net weighted average interest rate of 0.773%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Bovespa Index April Futures	04/2017	BRL	2,659,404	$(15,547)
SOCG	Cocoa July Futures^	06/2017	USD	20,076	904
SOCG	Cocoa May Futures^	04/2017	USD	20,315	635
SOCG	Cocoa May Futures^	04/2017	USD	(20,032)	(918)
CITI	Coffee ‘C’ July Futures^	06/2017	USD	216,021	(3,546)
MACQ	Coffee ‘C’ July Futures^	06/2017	USD	53,530	(411)
SOCG	Coffee ‘C’ July Futures^	06/2017	USD	161,294	(1,938)
CITI	Coffee ‘C’ May Futures^	04/2017	USD	224,880	(15,930)
CITI	Coffee ‘C’ May Futures^	04/2017	USD	(212,353)	3,403
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	56,836	(4,599)
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	(52,621)	383
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	165,090	(8,378)
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	(158,578)	1,866
CITI	Corn July Futures^	06/2017	USD	430,951	(3,438)
MACQ	Corn July Futures^	06/2017	USD	186,902	(1,027)
CITI	Corn May Futures^	04/2017	USD	547,726	(1,351)
CITI	Corn May Futures^	04/2017	USD	(554,642)	8,267
MACQ	Corn May Futures^	04/2017	USD	181,908	217
MACQ	Corn May Futures^	04/2017	USD	(182,959)	834
SOCG	Corn May Futures^	04/2017	USD	(335,953)	8,128
SOCG	Corn May Futures^	04/2017	USD	327,688	137
CITI	Cotton No. 2 July Futures^	06/2017	USD	313,975	385
CITI	Cotton No. 2 July Futures^	06/2017	USD	(78,506)	(84)
MACQ	Cotton No. 2 July Futures^	06/2017	USD	39,152	143
MACQ	Cotton No. 2 July Futures^	06/2017	USD	(39,490)	195
SOCG	Cotton No. 2 July Futures^	06/2017	USD	(39,221)	(74)
SOCG	Cotton No. 2 July Futures^	06/2017	USD	78,334	256
CITI	Cotton No. 2 May Futures^	04/2017	USD	(309,773)	453
CITI	Cotton No. 2 May Futures^	04/2017	USD	293,031	16,289
MACQ	Cotton No. 2 May Futures^	04/2017	USD	36,655	2,010
MACQ	Cotton No. 2 May Futures^	04/2017	USD	(38,587)	(78)
SOCG	Cotton No. 2 May Futures^	04/2017	USD	(115,593)	(402)
SOCG	Cotton No. 2 May Futures^	04/2017	USD	110,806	5,189
BANA	Hang Seng Index April Futures	04/2017	HKD	2,436,777	(3,047)
GSIN	Hang Seng Index April Futures	04/2017	HKD	1,221,127	(1,876)
MACQ	Hard Red Winter Wheat July Futures^	06/2017	USD	24,023	(2,336)
MACQ	Hard Red Winter Wheat May Futures^	04/2017	USD	(23,417)	2,392
MACQ	Hard Red Winter Wheat May Futures^	04/2017	USD	22,884	(1,859)
BANA	H-SHARES Index April Futures	04/2017	HKD	12,041,138	(27,017)
GSIN	H-SHARES Index April Futures	04/2017	HKD	13,593,483	(28,193)
BANA	KOSPI Index 200 June Futures	06/2017	KRW	540,811,200	20,301
GSIN	KOSPI Index 200 June Futures	06/2017	KRW	136,384,650	4,013
GSIN	Lean Hogs April Futures^	04/2017	USD	(54,072)	1,532
GSIN	Lean Hogs April Futures^	04/2017	USD	53,892	(1,352)
MACQ	Lean Hogs April Futures^	04/2017	USD	(297,963)	8,993
MACQ	Lean Hogs April Futures^	04/2017	USD	301,489	(12,519)
SOCG	Lean Hogs April Futures^	04/2017	USD	(271,182)	8,482
SOCG	Lean Hogs April Futures^	04/2017	USD	270,573	(7,873)
GSIN	Lean Hogs June Futures^	06/2017	USD	61,836	(2,756)
MACQ	Lean Hogs June Futures^	06/2017	USD	340,676	(15,736)
MACQ	Lean Hogs June Futures^	06/2017	USD	(31,361)	1,821
SOCG	Lean Hogs June Futures^	06/2017	USD	(30,636)	1,096
SOCG	Lean Hogs June Futures^	06/2017	USD	310,004	(14,604)
MACQ	Live Cattle April Futures^	04/2017	USD	(466,814)	(12,986)
MACQ	Live Cattle April Futures^	04/2017	USD	460,008	19,792
SOCG	Live Cattle April Futures^	04/2017	USD	(93,668)	(2,292)
SOCG	Live Cattle April Futures^	04/2017	USD	91,400	4,560
MACQ	Live Cattle June Futures^	06/2017	USD	514,426	17,774
SOCG	Live Cattle June Futures^	06/2017	USD	175,659	1,741

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
BANA	MSCI Taiwan Stock Index April Futures	04/2017	USD	36,651	$(381)
GSIN	MSCI Taiwan Stock Index April Futures	04/2017	USD	1,210,067	(13,157)
GSIN	SGX S&P CNX Nifty Index April Futures	04/2017	USD	748,856	5,380
CITI	Soybean July Futures^	06/2017	USD	254,334	(15,084)
GSIN	Soybean July Futures^	06/2017	USD	101,634	(5,934)
MACQ	Soybean July Futures^	06/2017	USD	920,772	(59,472)
SOCG	Soybean July Futures^	06/2017	USD	152,715	(9,165)
CITI	Soybean May Futures^	04/2017	USD	(251,800)	15,300
CITI	Soybean May Futures^	04/2017	USD	258,066	(21,566)
GSIN	Soybean May Futures^	04/2017	USD	105,948	(11,348)
GSIN	Soybean May Futures^	04/2017	USD	(100,625)	6,025
MACQ	Soybean May Futures^	04/2017	USD	923,823	(72,423)
MACQ	Soybean May Futures^	04/2017	USD	(911,830)	60,430
SOCG	Soybean May Futures^	04/2017	USD	(151,221)	9,321
SOCG	Soybean May Futures^	04/2017	USD	158,011	(16,111)
CITI	Soybean Meal July Futures^	06/2017	USD	99,838	(6,298)
GSIN	Soybean Meal July Futures^	06/2017	USD	33,467	(2,287)
CITI	Soybean Meal May Futures^	04/2017	USD	(98,805)	6,285
CITI	Soybean Meal May Futures^	04/2017	USD	95,016	(2,496)
GSIN	Soybean Meal May Futures^	04/2017	USD	(33,090)	2,250
GSIN	Soybean Meal May Futures^	04/2017	USD	33,683	(2,843)
SOCG	Soybean Oil July Futures^	06/2017	USD	57,712	14
CITI	Soybean Oil May Futures^	04/2017	USD	82,666	(6,394)
CITI	Soybean Oil May Futures^	04/2017	USD	(59,085)	1,881
MACQ	Soybean Oil May Futures^	04/2017	USD	41,351	(3,215)
SOCG	Soybean Oil May Futures^	04/2017	USD	(57,204)	—
SOCG	Soybean Oil May Futures^	04/2017	USD	310,325	(24,305)
GSIN	Swiss Market Index June Futures	06/2017	CHF	509,052	3,270
BANA	Taiwan Stock Exchange April Futures	04/2017	TWD	1,923,976	1,302
GSIN	Taiwan Stock Exchange April Futures	04/2017	TWD	13,558,381	6,185
GSIN	Wheat July Futures^	06/2017	USD	(65,160)	(690)
GSIN	Wheat July Futures^	06/2017	USD	90,491	(2,691)
GSIN	Wheat May Futures^	04/2017	USD	93,880	(8,580)
GSIN	Wheat May Futures^	04/2017	USD	(87,275)	1,975

					$(214,798)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
72	GSCO	Brent Crude Futures^	05/2017	$3,845,102	$3,872,880	$27,778
13	MSCL	Cocoa Futures^	07/2017	253,143	272,740	19,597
6	MSCL	Coffee ‘C’ Futures^	07/2017	322,387	318,713	(3,674)
36	MSCL	Corn Futures^	07/2017	676,777	669,150	(7,627)
3	MSCL	Cotton No. 2 Futures^	07/2017	117,915	117,885	(30)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	MSCL	Feeder Cattle Futures^	08/2017	$127,654	$133,750	$6,096
22	GSCO	Gas Oil Futures^	06/2017	1,028,875	1,038,950	10,075
9	MSCL	Gasoline RBOB Futures^	05/2017	620,912	641,314	20,402
31	MSCL	Gold 100 OZ Futures^	06/2017	3,854,547	3,878,720	24,173
2	MSCL	Hard Red Winter Wheat Futures^	07/2017	47,103	43,375	(3,728)
9	MSCL	Heating Oil ULSD Futures^	05/2017	588,360	597,580	9,220
2	MSCL	Lean Hogs Futures^	06/2017	61,944	59,080	(2,864)
17	MSCL	Live Cattle Futures^	06/2017	729,309	753,950	24,641
2	JPPC	LME Aluminum Futures^	04/2017	84,642	97,621	12,979
1	JPPC	LME Aluminum Futures^	04/2017	42,590	48,815	6,225
1	JPPC	LME Aluminum Futures^	04/2017	44,635	48,840	4,205
1	JPPC	LME Aluminum Futures^	04/2017	45,067	48,864	3,797
1	JPPC	LME Aluminum Futures^	04/2017	45,578	48,869	3,291
1	JPPC	LME Aluminum Futures^	05/2017	46,348	48,935	2,587
1	JPPC	LME Aluminum Futures^	05/2017	46,677	48,941	2,264
3	JPPC	LME Aluminum Futures^	05/2017	142,389	146,927	4,538
3	JPPC	LME Aluminum Futures^	05/2017	140,979	146,869	5,890
2	JPPC	LME Aluminum Futures^	05/2017	94,097	97,913	3,816
2	JPPC	LME Aluminum Futures^	05/2017	94,954	97,947	2,993
1	JPPC	LME Aluminum Futures^	06/2017	48,503	49,032	529
1	JPPC	LME Aluminum Futures^	06/2017	46,619	49,079	2,460
56	JPPC	LME Aluminum Futures^	06/2017	2,504,428	2,749,951	245,523
1	JPPC	LME Aluminum Futures^	06/2017	48,104	49,069	965
2	JPPC	LME Aluminum Futures^	06/2017	98,335	98,125	(210)
1	JPPC	LME Copper Futures^	05/2017	148,953	145,825	(3,128)
2	JPPC	LME Copper Futures^	05/2017	300,617	291,626	(8,991)
2	JPPC	LME Copper Futures^	05/2017	298,586	291,643	(6,943)
1	JPPC	LME Copper Futures^	05/2017	148,047	145,848	(2,199)
2	JPPC	LME Copper Futures^	06/2017	284,205	291,871	7,666
1	JPPC	LME Copper Futures^	06/2017	145,002	145,952	950
20	JPPC	LME Copper Futures^	06/2017	2,896,463	2,919,625	23,162
1	JPPC	LME Lead Futures^	05/2017	59,529	58,423	(1,106)
1	JPPC	LME Lead Futures^	05/2017	57,002	58,446	1,444
6	JPPC	LME Lead Futures^	06/2017	326,402	351,000	24,598
1	JPPC	LME Nickel Futures^	04/2017	61,690	59,782	(1,908)
8	JPPC	LME Nickel Futures^	06/2017	498,420	480,864	(17,556)
1	JPPC	LME Zinc Futures^	05/2017	69,710	69,054	(656)
10	JPPC	LME Zinc Futures^	06/2017	678,385	692,750	14,365
27	MSCL	Natural Gas Futures^	05/2017	844,232	878,580	34,348
9	MSCL	Silver Futures^	05/2017	805,111	821,520	16,409
5	MSCL	Silver Futures^	07/2017	456,385	458,300	1,915

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
26	MSCL	Soybean Futures^	07/2017	$1,330,199	$1,244,100	$(86,099)
9	MSCL	Soybean Meal Futures^	07/2017	299,983	280,620	(19,363)
56	MSCL	Sugar #11 (World Markets) Futures^	06/2017	1,143,703	1,058,714	(84,989)
18	MSCL	Wheat Futures^	07/2017	412,731	395,100	(17,631)
76	MSCL	WTI Crude Futures^	05/2017	3,814,622	3,881,320	66,698
4	BARC	Amsterdam Index Futures	04/2017	434,845	439,692	4,847
17	BARC	CAC40 Index Futures	04/2017	900,422	927,727	27,305
5	BARC	DAX Index Futures	06/2017	1,603,416	1,644,139	40,723
26	BARC	E-Mini Russell 2000 Futures	06/2017	1,773,960	1,799,720	25,760
76	BARC	Euro Stoxx 50 Index Futures	06/2017	2,696,239	2,777,691	81,452
33	BARC	FTSE 100 Index Futures	06/2017	3,012,622	3,008,106	(4,516)
15	JPMS	FTSE/JSE Top 40 Index Futures	06/2017	504,241	511,707	7,466
2	BARC	FTSE/MIB Index Futures	06/2017	203,771	213,904	10,133
5	BARC	Hang Seng Index Futures	04/2017	783,530	776,266	(7,264)
1	BARC	IBEX 35 Index Futures	04/2017	105,685	111,084	5,399
10	BARC	KOSPI Index 200 Futures	06/2017	607,357	629,750	22,393
168	BARC	S&P 500 E-Mini Futures	06/2017	19,879,316	19,817,280	(62,036)
13	BARC	S&P MID 400 E-Mini Futures	06/2017	2,222,723	2,233,660	10,937
5	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	684,077	685,867	1,790
2	BARC	SGX S&P CNX Nifty Index Futures	04/2017	36,523	36,792	269
8	BARC	SPI 200 Index Futures	06/2017	879,262	893,575	14,313
28	BARC	TOPIX Index Futures	06/2017	3,869,448	3,804,006	(65,442)
22	JPMS	Australia 10-Year Bond Futures	06/2017	2,118,702	2,158,952	40,250
34	GSCO	Canadian 10-Year Bond Futures	06/2017	3,486,569	3,510,832	24,263
155	GSCO	Euro-Bund Futures	06/2017	26,750,239	26,691,443	(58,796)
440	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	54,677,484	54,807,500	130,016

				158,158,381	158,774,540	616,159

Short Contracts:
2	JPPC	LME Aluminum Futures^	04/2017	$(84,987)	$(97,621)	$(12,634)
1	JPPC	LME Aluminum Futures^	04/2017	(42,671)	(48,815)	(6,144)
1	JPPC	LME Aluminum Futures^	04/2017	(44,372)	(48,839)	(4,467)
1	JPPC	LME Aluminum Futures^	04/2017	(45,098)	(48,865)	(3,767)
1	JPPC	LME Aluminum Futures^	04/2017	(45,582)	(48,869)	(3,287)
1	JPPC	LME Aluminum Futures^	05/2017	(46,122)	(48,935)	(2,813)
1	JPPC	LME Aluminum Futures^	05/2017	(46,748)	(48,942)	(2,194)
3	JPPC	LME Aluminum Futures^	05/2017	(142,043)	(146,927)	(4,884)
3	JPPC	LME Aluminum Futures^	05/2017	(141,784)	(146,869)	(5,085)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	JPPC	LME Aluminum Futures^	05/2017	$(94,195)	$(97,912)	$(3,717)
2	JPPC	LME Aluminum Futures^	05/2017	(94,620)	(97,947)	(3,327)
1	JPPC	LME Aluminum Futures^	06/2017	(48,425)	(49,031)	(606)
1	JPPC	LME Aluminum Futures^	06/2017	(46,785)	(49,079)	(2,294)
2	JPPC	LME Aluminum Futures^	06/2017	(94,182)	(98,213)	(4,031)
1	JPPC	LME Aluminum Futures^	06/2017	(48,122)	(49,069)	(947)
2	JPPC	LME Aluminum Futures^	06/2017	(97,995)	(98,125)	(130)
1	JPPC	LME Copper Futures^	05/2017	(148,823)	(145,825)	2,998
2	JPPC	LME Copper Futures^	05/2017	(300,420)	(291,626)	8,794
2	JPPC	LME Copper Futures^	05/2017	(300,495)	(291,643)	8,852
1	JPPC	LME Copper Futures^	05/2017	(148,448)	(145,847)	2,601
2	JPPC	LME Copper Futures^	06/2017	(285,286)	(291,871)	(6,585)
1	JPPC	LME Copper Futures^	06/2017	(145,063)	(145,952)	(889)
3	JPPC	LME Copper Futures^	06/2017	(429,309)	(437,944)	(8,635)
1	JPPC	LME Lead Futures^	05/2017	(59,198)	(58,424)	774
1	JPPC	LME Lead Futures^	05/2017	(57,084)	(58,447)	(1,363)
1	JPPC	LME Lead Futures^	06/2017	(57,048)	(58,500)	(1,452)
1	JPPC	LME Nickel Futures^	04/2017	(61,687)	(59,782)	1,905
1	JPPC	LME Zinc Futures^	05/2017	(69,248)	(69,055)	193

				(3,225,840)	(3,278,974)	(53,134)

				$154,932,541	$155,495,566	$563,025

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	4,000	$1,251	$1,256	$5
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	6,000	1,876	1,882	6
Swiss Franc, Expiring 06/21/17	CITI	CHF	15,200	15,248	15,248	—
Swiss Franc, Expiring 06/21/17	JPMC	CHF	22,800	22,873	22,871	(2)
Euro, Expiring 06/21/17	CITI	EUR	52,000	56,182	55,684	(498)
Euro, Expiring 06/21/17	JPMC	EUR	78,000	84,252	83,526	(726)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	792,000	102,168	102,081	(87)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	1,188,000	153,254	153,122	(132)

				$437,104	$435,670	$(1,434)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/21/17	CITI	CHF	(12,800)	$(12,740)	$(12,839)	$(99)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(19,200)	(19,109)	(19,262)	(153)
Euro, Expiring 06/21/17	CITI	EUR	(3,528,875)	(3,750,065)	(3,778,888)	(28,823)
Euro, Expiring 06/21/17	JPMC	EUR	(5,293,312)	(5,625,091)	(5,668,333)	(43,242)
British Pound, Expiring 06/21/17	CITI	GBP	(1,565,047)	(1,943,615)	(1,964,616)	(21,001)
British Pound, Expiring 06/21/17	JPMC	GBP	(2,347,566)	(2,915,414)	(2,946,918)	(31,504)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(431,200)	(55,618)	(55,576)	42
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(646,800)	(83,429)	(83,367)	62

				(14,405,081)	(14,529,799)	(124,718)

				$(13,967,977)	$(14,094,129)	$(126,152)

*	Non-deliverable forward (See Note 4).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,765,834	$1,765,834

BNPP
U.S. Treasury Inflation Index Notes	5,493,696	—	5,493,696

CITI
Investment Companies	250,653	—	250,653

GSCO
Cash	—	502,071	502,071

GSIN
Investment Companies	540,698	—	540,698

JPMC
Investment Companies	620,242	—	620,242

JPMS
Cash	—	30,628	30,628

MPFS
U.S. Treasury Inflation Index Notes	6,169,648	—	6,169,648

MSCL
Cash	—	668,538	668,538

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$100,188	$—	$100,188

GSCO
Cash	—	323,123	323,123

JPPC
Cash	—	161,446	161,446

MACQ
Cash	110,008	—	110,008

MSCL
Cash	—	972,261	972,261

SOCG
Cash	110,149	—	110,149

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 16.0%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/2020 (a)(b)	EUR	439,236	517,059
0.10%, 4/15/2023 (a)(b)	EUR	1,349,231	1,564,414
0.10%, 4/15/2026 (a)	EUR	1,818,270	2,138,572
France Government Bond OAT
2.25%, 7/25/2020	EUR	636,017	764,336
0.10%, 7/25/2021	EUR	405,656	457,551
1.20%, 7/25/2022 (a)(b)	EUR	967,706	1,155,281
0.25%, 7/25/2024 (a)(b)	EUR	315,648	361,315
0.10%, 3/1/2025	EUR	904,932	1,019,858
1.99%, 7/25/2027 (a)(b)	EUR	428,604	561,027
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,753,616	2,603,052
0.13%, 3/22/2026	GBP	1,337,505	2,032,244

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $13,614,488)			13,174,709

U.S. TREASURY OBLIGATIONS - 22.4%
U.S. Treasury Inflation Index Notes
0.13%, 4/15/2020 (a)(c)		4,650,000	4,893,810
0.13%, 4/15/2021 (a)(c)		5,460,000	5,652,060
0.13%, 7/15/2024 (a)		50,000	50,658
0.38%, 7/15/2025 (a)		2,010,000	2,063,541
0.63%, 1/15/2026 (a)		2,720,000	2,830,261
0.13%, 7/15/2026 (a)		3,050,000	3,014,605

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,301,602)			18,504,935

		SHARES
SHORT-TERM INVESTMENTS - 57.6%
INVESTMENT COMPANIES - 40.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (d)(e)		659,386	659,386
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (d)(e)		2,637,544	2,637,544
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (d)(e)(f)		26,738,452	26,738,452
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (d)(f)		410,669	410,669
UBS Select Treasury Preferred Fund, Class I, 0.62% (d)(e)		3,296,930	3,296,930

TOTAL INVESTMENT COMPANIES (Cost $33,742,981)			33,742,981

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 16.8%
U.S. Treasury Bills
0.49%, 4/6/2017 (g)		2,653,000	2,652,865
0.62%, 7/6/2017 (g)		215,000	214,571
0.61%, 7/20/2017 (g)		1,034,000	1,031,604
0.60%, 7/27/2017 (e)(g)		4,693,000	4,681,324
0.63%, 8/3/2017 (e)(g)		3,585,000	3,575,399

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
0.67%, 8/31/2017 (e)(g)	1,741,000	1,734,882

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,896,763)		13,890,645

TOTAL SHORT-TERM INVESTMENTS (Cost $47,639,744)		47,633,626

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.0% (Cost $79,555,834)		79,313,270
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0% (h)		3,330,403

NET ASSETS - 100.0%		82,643,673

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 3/31/2017 and changes periodically.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2017, the value of these securities amounted to $4,159,096 or 5.24% of net assets.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Bovespa Index April Futures	04/2017	BRL	2,326,978	$(13,604)
MACQ	Brent Crude May Futures^	05/2017	USD	56,940	(3,150)
SOCG	Cocoa July Futures^	06/2017	USD	20,076	904
SOCG	Cocoa May Futures^	04/2017	USD	20,315	635
SOCG	Cocoa May Futures^	04/2017	USD	(20,032)	(918)
CITI	Coffee ‘C’ July Futures^	06/2017	USD	270,298	(4,704)
MACQ	Coffee ‘C’ July Futures^	06/2017	USD	53,530	(411)
SOCG	Coffee ‘C’ July Futures^	06/2017	USD	53,586	(468)
CITI	Coffee ‘C’ May Futures^	04/2017	USD	(265,706)	4,519
CITI	Coffee ‘C’ May Futures^	04/2017	USD	281,880	(20,693)
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	57,125	(4,888)
MACQ	Coffee ‘C’ May Futures^	04/2017	USD	(52,621)	383
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	(52,670)	433
SOCG	Coffee ‘C’ May Futures^	04/2017	USD	55,030	(2,793)
CITI	Corn July Futures^	06/2017	USD	505,997	(4,134)
MACQ	Corn July Futures^	06/2017	USD	149,408	(708)
CITI	Corn May Futures^	04/2017	USD	(647,001)	9,563
CITI	Corn May Futures^	04/2017	USD	639,014	(1,577)
MACQ	Corn May Futures^	04/2017	USD	309,277	335
MACQ	Corn May Futures^	04/2017	USD	(315,429)	5,817
SOCG	Corn May Futures^	04/2017	USD	(221,199)	2,649
SOCG	Corn May Futures^	04/2017	USD	218,439	111
CITI	Cotton No. 2 July Futures^	06/2017	USD	352,625	1,030
CITI	Cotton No. 2 July Futures^	06/2017	USD	(39,696)	401
SOCG	Cotton No. 2 July Futures^	06/2017	USD	(78,781)	191
SOCG	Cotton No. 2 July Futures^	06/2017	USD	78,409	181
CITI	Cotton No. 2 May Futures^	04/2017	USD	(347,798)	(187)
CITI	Cotton No. 2 May Futures^	04/2017	USD	329,900	18,085
MACQ	Cotton No. 2 May Futures^	04/2017	USD	73,534	3,796
MACQ	Cotton No. 2 May Futures^	04/2017	USD	(76,580)	(750)
SOCG	Cotton No. 2 May Futures^	04/2017	USD	(77,290)	(40)
SOCG	Cotton No. 2 May Futures^	04/2017	USD	73,870	3,460
MACQ	Gold 100 OZ June Futures^	05/2017	USD	125,615	(495)
SOCG	Gold 100 OZ June Futures^	05/2017	USD	125,880	(760)
BANA	Hang Seng Index April Futures	04/2017	HKD	1,217,558	(1,416)
GSIN	Hang Seng Index April Futures	04/2017	HKD	1,218,055	(1,480)
SOCG	Hard Red Winter Wheat July Futures^	06/2017	USD	24,076	(2,389)
SOCG	Hard Red Winter Wheat May Futures^	04/2017	USD	22,417	(1,392)
SOCG	Hard Red Winter Wheat May Futures^	04/2017	USD	(23,467)	2,442
BANA	H-SHARES Index April Futures	04/2017	HKD	11,518,017	(25,895)
GSIN	H-SHARES Index April Futures	04/2017	HKD	11,502,610	(23,911)
BANA	KOSPI Index 200 June Futures	06/2017	KRW	1,216,825,200	45,676
GSIN	Lean Hogs April Futures^	04/2017	USD	27,220	(950)
GSIN	Lean Hogs April Futures^	04/2017	USD	(26,872)	602
MACQ	Lean Hogs April Futures^	04/2017	USD	354,003	(12,493)
MACQ	Lean Hogs April Futures^	04/2017	USD	(352,210)	10,700
SOCG	Lean Hogs April Futures^	04/2017	USD	217,453	(7,293)
SOCG	Lean Hogs April Futures^	04/2017	USD	(216,992)	6,832
GSIN	Lean Hogs June Futures^	06/2017	USD	30,720	(1,180)
MACQ	Lean Hogs June Futures^	06/2017	USD	402,853	(18,833)
SOCG	Lean Hogs June Futures^	06/2017	USD	(61,477)	2,397
SOCG	Lean Hogs June Futures^	06/2017	USD	248,068	(11,748)
MACQ	Live Cattle April Futures^	04/2017	USD	411,457	20,363

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
MACQ	Live Cattle April Futures^	04/2017	USD	(420,553)	$(11,267)
MACQ	Live Cattle June Futures^	06/2017	USD	514,733	17,467
GSIN	MSCI Taiwan Stock Index April Futures	04/2017	USD	916,804	(10,054)
BANA	NSE Nifty 50 Index April Futures	04/2017	INR	12,955,506	2,327
BANA	SGX S&P CNX Nifty Index April Futures	04/2017	USD	145,622	1,546
GSIN	SGX S&P CNX Nifty Index April Futures	04/2017	USD	36,476	317
MACQ	Silver May Futures^	04/2017	USD	87,658	3,623
CITI	Soybean July Futures^	06/2017	USD	203,486	(12,086)
GSIN	Soybean July Futures^	06/2017	USD	152,445	(8,894)
MACQ	Soybean July Futures^	06/2017	USD	716,150	(46,250)
SOCG	Soybean July Futures^	06/2017	USD	358,011	(23,061)
CITI	Soybean May Futures^	04/2017	USD	(201,456)	12,256
CITI	Soybean May Futures^	04/2017	USD	205,601	(16,401)
GSIN	Soybean May Futures^	04/2017	USD	(150,925)	9,025
GSIN	Soybean May Futures^	04/2017	USD	159,229	(17,329)
MACQ	Soybean May Futures^	04/2017	USD	(709,190)	46,990
MACQ	Soybean May Futures^	04/2017	USD	718,147	(55,947)
SOCG	Soybean May Futures^	04/2017	USD	(354,550)	23,450
SOCG	Soybean May Futures^	04/2017	USD	360,868	(29,768)
SOCG	Soybean Oil July Futures^	06/2017	USD	38,475	9
CITI	Soybean Oil May Futures^	04/2017	USD	41,254	(3,118)
MACQ	Soybean Oil May Futures^	04/2017	USD	62,060	(4,856)
SOCG	Soybean Oil May Futures^	04/2017	USD	(38,136)	–
SOCG	Soybean Oil May Futures^	04/2017	USD	227,576	(17,828)
CITI	Sugar #11 (World Markets) April Futures^	04/2017	USD	22,605	(3,834)
CITI	Sugar #11 (World Markets) April Futures^	04/2017	USD	(20,345)	1,574
CITI	Sugar #11 (World Markets) June Futures^	06/2017	USD	20,350	(1,445)
GSIN	Swiss Market Index June Futures	06/2017	CHF	424,246	2,690
GSIN	Taiwan Stock Exchange April Futures	04/2017	TWD	13,544,197	6,643
GSIN	Wheat July Futures^	06/2017	USD	68,158	(2,308)
GSIN	Wheat July Futures^	06/2017	USD	(65,160)	(690)
GSIN	Wheat May Futures^	04/2017	USD	(65,750)	1,775
GSIN	Wheat May Futures^	04/2017	USD	70,410	(6,435)

					$(169,634)

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
64	GSCO	Brent Crude Futures^	05/2017	$3,420,888	$3,442,560	$21,672
12	MSCL	Cocoa Futures^	07/2017	234,072	251,760	17,688
6	MSCL	Coffee ‘C’ Futures^	07/2017	322,387	318,713	(3,674)
25	MSCL	Corn Futures^	07/2017	469,461	464,688	(4,773)
2	MSCL	Cotton No. 2 Futures^	07/2017	78,336	78,590	254
2	MSCL	Feeder Cattle Futures^	08/2017	127,654	133,750	6,096
19	GSCO	Gas Oil Futures^	06/2017	893,485	897,275	3,790
8	MSCL	Gasoline RBOB Futures^	05/2017	551,725	570,058	18,333
26	MSCL	Gold 100 OZ Futures^	06/2017	3,231,886	3,253,120	21,234
3	MSCL	Hard Red Winter Wheat Futures^	07/2017	71,009	65,062	(5,947)
8	MSCL	Heating Oil ULSD Futures^	05/2017	519,070	531,182	12,112
1	MSCL	Lean Hogs Futures^	06/2017	30,742	29,540	(1,202)
15	MSCL	Live Cattle Futures^	06/2017	643,049	665,250	22,201
1	JPPC	LME Aluminum Futures^	04/2017	42,159	48,807	6,648
1	JPPC	LME Aluminum Futures^	04/2017	42,321	48,810	6,489
1	JPPC	LME Aluminum Futures^	04/2017	44,635	48,840	4,205
1	JPPC	LME Aluminum Futures^	04/2017	45,578	48,869	3,291
1	JPPC	LME Aluminum Futures^	04/2017	46,553	48,849	2,296
1	JPPC	LME Aluminum Futures^	05/2017	45,677	48,929	3,252
2	JPPC	LME Aluminum Futures^	05/2017	94,926	97,951	3,025
1	JPPC	LME Aluminum Futures^	05/2017	46,979	48,956	1,977
3	JPPC	LME Aluminum Futures^	06/2017	140,525	147,238	6,713
49	JPPC	LME Aluminum Futures^	06/2017	2,163,747	2,406,206	242,459
1	JPPC	LME Aluminum Futures^	06/2017	49,168	49,063	(105)
1	JPPC	LME Copper Futures^	05/2017	148,953	145,825	(3,128)
1	JPPC	LME Copper Futures^	05/2017	150,309	145,813	(4,496)
1	JPPC	LME Copper Futures^	05/2017	149,293	145,821	(3,472)
2	JPPC	LME Copper Futures^	06/2017	284,205	291,871	7,666
18	JPPC	LME Copper Futures^	06/2017	2,591,200	2,627,663	36,463
1	JPPC	LME Lead Futures^	05/2017	59,529	58,423	(1,106)
1	JPPC	LME Lead Futures^	05/2017	59,757	58,425	(1,332)
1	JPPC	LME Lead Futures^	05/2017	57,002	58,446	1,444
6	JPPC	LME Lead Futures^	06/2017	334,090	351,000	16,910
1	JPPC	LME Nickel Futures^	04/2017	61,690	59,782	(1,908)
1	JPPC	LME Nickel Futures^	05/2017	64,322	60,007	(4,315)
8	JPPC	LME Nickel Futures^	06/2017	498,420	480,864	(17,556)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	JPPC	LME Zinc Futures^	04/2017	$65,716	$68,766	$3,050
1	JPPC	LME Zinc Futures^	05/2017	71,531	69,063	(2,468)
1	JPPC	LME Zinc Futures^	06/2017	71,327	69,167	(2,160)
10	JPPC	LME Zinc Futures^	06/2017	680,172	692,750	12,578
24	MSCL	Natural Gas Futures^	05/2017	751,386	780,960	29,574
7	MSCL	Silver Futures^	05/2017	616,403	638,960	22,557
4	MSCL	Silver Futures^	07/2017	365,108	366,640	1,532
19	MSCL	Soybean Futures^	07/2017	969,985	909,150	(60,835)
13	MSCL	Soybean Meal Futures^	07/2017	433,710	405,340	(28,370)
48	MSCL	Sugar #11 (World Markets) Futures^	06/2017	980,625	907,469	(73,156)
17	MSCL	Wheat Futures^	07/2017	389,743	373,150	(16,593)
68	MSCL	WTI Crude Futures^	05/2017	3,411,900	3,472,760	60,860
3	BARC	Amsterdam Index Futures	04/2017	326,175	329,770	3,595
15	BARC	CAC40 Index Futures	04/2017	794,509	818,582	24,073
4	BARC	DAX Index Futures	06/2017	1,282,947	1,315,311	32,364
23	BARC	E-Mini Russell 2000 Futures	06/2017	1,568,652	1,592,060	23,408
70	BARC	Euro Stoxx 50 Index Futures	06/2017	2,483,163	2,558,399	75,236
29	BARC	FTSE 100 Index Futures	06/2017	2,646,907	2,643,487	(3,420)
12	JPMS	FTSE/JSE Top 40 Index Futures	06/2017	403,334	409,366	6,032
2	BARC	FTSE/MIB Index Futures	06/2017	203,771	213,904	10,133
6	BARC	Hang Seng Index Futures	04/2017	940,697	931,519	(9,178)
1	BARC	IBEX 35 Index Futures	04/2017	105,685	111,084	5,399
4	BARC	KOSPI Index 200 Futures	06/2017	242,745	251,900	9,155
2	BARC	MSCI Taiwan Stock Index Futures	04/2017	73,280	72,540	(740)
150	BARC	S&P 500 E-Mini Futures	06/2017	17,748,205	17,694,000	(54,205)
11	BARC	S&P MID 400 E-Mini Futures	06/2017	1,878,920	1,890,020	11,100
4	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	546,536	548,694	2,158
17	BARC	SGX S&P CNX Nifty Index Futures	04/2017	311,019	312,733	1,714
6	BARC	SPI 200 Index Futures	06/2017	659,446	670,181	10,735
26	BARC	TOPIX Index Futures	06/2017	3,593,368	3,532,292	(61,076)
18	JPMS	Australia 10-Year Bond Futures	06/2017	1,729,311	1,766,415	37,104
29	GSCO	Canadian 10-Year Bond Futures	06/2017	2,972,271	2,994,533	22,262
139	GSCO	Euro-Bund Futures	06/2017	23,996,655	23,936,197	(60,458)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
388	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	$48,198,642	$48,330,250	$131,608

				139,328,646	139,905,418	576,772

Short Contracts:
1	JPPC	LME Aluminum Futures^	04/2017	$(42,187)	$(48,806)	$(6,619)
1	JPPC	LME Aluminum Futures^	04/2017	(42,493)	(48,810)	(6,317)
1	JPPC	LME Aluminum Futures^	04/2017	(44,372)	(48,839)	(4,467)
1	JPPC	LME Aluminum Futures^	04/2017	(45,582)	(48,869)	(3,287)
1	JPPC	LME Aluminum Futures^	04/2017	(46,076)	(48,849)	(2,773)
1	JPPC	LME Aluminum Futures^	05/2017	(45,570)	(48,930)	(3,360)
2	JPPC	LME Aluminum Futures^	05/2017	(94,695)	(97,951)	(3,256)
1	JPPC	LME Aluminum Futures^	05/2017	(47,035)	(48,956)	(1,921)
3	JPPC	LME Aluminum Futures^	06/2017	(141,092)	(147,238)	(6,146)
2	JPPC	LME Aluminum Futures^	06/2017	(92,232)	(98,213)	(5,981)
1	JPPC	LME Aluminum Futures^	06/2017	(48,998)	(49,063)	(65)
1	JPPC	LME Copper Futures^	05/2017	(148,823)	(145,825)	2,998
1	JPPC	LME Copper Futures^	05/2017	(150,673)	(145,813)	4,860
1	JPPC	LME Copper Futures^	05/2017	(150,248)	(145,822)	4,426
2	JPPC	LME Copper Futures^	06/2017	(285,286)	(291,871)	(6,585)
2	JPPC	LME Copper Futures^	06/2017	(284,289)	(291,963)	(7,674)
1	JPPC	LME Lead Futures^	05/2017	(59,198)	(58,424)	774
1	JPPC	LME Lead Futures^	05/2017	(59,747)	(58,425)	1,322
1	JPPC	LME Lead Futures^	05/2017	(57,084)	(58,447)	(1,363)
1	JPPC	LME Lead Futures^	06/2017	(57,047)	(58,499)	(1,452)
1	JPPC	LME Nickel Futures^	04/2017	(61,687)	(59,782)	1,905
1	JPPC	LME Nickel Futures^	05/2017	(63,997)	(60,007)	3,990
1	JPPC	LME Nickel Futures^	06/2017	(64,415)	(60,108)	4,307
1	JPPC	LME Zinc Futures^	04/2017	(65,698)	(68,767)	(3,069)
1	JPPC	LME Zinc Futures^	05/2017	(71,097)	(69,062)	2,035
1	JPPC	LME Zinc Futures^	06/2017	(70,553)	(69,167)	1,386
1	JPPC	LME Zinc Futures^	06/2017	(71,379)	(69,275)	2,104

				(2,411,553)	(2,445,781)	(34,228)

				$136,917,093	$137,459,637	$542,544

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/21/17	CITI	CHF	12,800	$12,843	$12,840	$(3)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	19,200	19,266	19,259	(7)
Euro, Expiring 06/21/17	CITI	EUR	48,000	51,861	51,401	(460)
Euro, Expiring 06/21/17	JPMC	EUR	72,000	77,771	77,101	(670)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	660,400	85,194	85,119	(75)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	990,600	127,791	127,679	(112)

				$374,726	$373,399	$(1,327)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	(20,000)	$(6,254)	$(6,274)	$(20)
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	(30,000)	(9,380)	(9,411)	(31)
Swiss Franc, Expiring 06/21/17	CITI	CHF	(6,000)	(5,971)	(6,019)	(48)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(9,000)	(8,957)	(9,028)	(71)
Euro, Expiring 06/21/17	CITI	EUR	(3,271,429)	(3,476,475)	(3,503,203)	(26,728)
Euro, Expiring 06/21/17	JPMC	EUR	(4,907,144)	(5,214,705)	(5,254,807)	(40,102)
British Pound, Expiring 06/21/17	CITI	GBP	(1,482,877)	(1,841,356)	(1,861,466)	(20,110)
British Pound, Expiring 06/21/17	JPMC	GBP	(2,224,315)	(2,762,029)	(2,792,200)	(30,171)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(388,800)	(50,152)	(50,112)	40
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(583,200)	(75,227)	(75,167)	60

				(13,450,506)	(13,567,687)	(117,181)

				$(13,075,780)	$(13,194,288)	$(118,508)

*	Non deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

INR - Indian Rupee

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,568,363	$1,568,363

CITI
Investment Companies	240,178	—	240,178

GSCO
Cash	—	36,013	36,013
U.S. Treasury Inflation Index Notes	—	434,482	434,482

GSIN
Investment Companies	410,669	—	410,669

JPMC
Cash	—	19,867	19,867

JPMS
Investment Companies	580,237	—	580,237

MSCL
Cash	—	(15,063)	(15,063)
U.S. Treasury Inflation Index Notes	—	606,435	606,435

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,210	$—	$60,210

GSCO
Cash	—	293,452	293,452

JPPC
Cash	—	116,538	116,538

MSCL
Cash	—	820,147	820,147

MACQ
Cash	140,012	—	140,012

SOCG
Cash	10,197	—	10,197

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 123.6%
COMMON STOCKS - 36.8%

Belgium - 0.6%
Ageas (a)	107,020	4,179,207
bpost SA (a)	181,859	4,266,740
Colruyt SA (a)	29,528	1,450,126
KBC Group NV (a)	106,680	7,072,133
Proximus SADP (a)	60,847	1,906,764
Solvay SA (a)	27,822	3,394,570
Umicore SA (a)	67,701	3,855,511

		26,125,051

Denmark - 1.0%
Danske Bank A/S (a)	129,313	4,409,046
DSV A/S (a)	54,335	2,810,377
GN Store Nord A/S (a)	71,760	1,675,248
H Lundbeck A/S (a)	122,288	5,675,815
ISS A/S (a)	135,315	5,115,551
Jyske Bank A/S (Registered) (a)	31,201	1,578,092
TDC A/S (a)	480,067	2,472,475
Vestas Wind Systems A/S (a)	177,776	14,460,344
William Demant Holding A/S* (a)	132,402	2,766,784

		40,963,732

Finland - 1.4%
Amer Sports OYJ (a)	19,934	450,718
Cargotec OYJ, Class B (a)	68,203	3,373,953
Elisa OYJ (a)	27,219	962,221
Huhtamaki OYJ (a)	41,177	1,465,328
Kesko OYJ, Class B (a)	75,749	3,611,309
Metso OYJ (a)	86,639	2,621,809
Neste OYJ (a)	465,130	18,187,901
Orion OYJ, Class B (a)	80,956	4,223,017
Stora Enso OYJ, Class R (a)	662,467	7,833,144
UPM-Kymmene OYJ (a)	494,935	11,620,614
Wartsila OYJ Abp (a)	9,700	518,591

		54,868,605

Germany - 5.3%
adidas AG (a)	86,723	16,497,495
Allianz SE (Registered) (a)	43,838	8,129,596
Aurubis AG (a)	62,709	4,204,807
Axel Springer SE (a)	11,091	612,216
Brenntag AG (a)	56,188	3,149,152
Covestro AG (a)(b)	243,058	18,724,882
Deutsche Lufthansa AG (Registered) (a)	1,216,388	19,733,294
Deutsche Telekom AG (Registered) (a)	59,299	1,039,075
Evonik Industries AG (a)	146,117	4,762,605
Freenet AG (a)	177,171	5,759,079
Fresenius Medical Care AG & Co. KGaA (a)	32,808	2,766,422
FUCHS PETROLUB SE (Preference) (a)	10,763	524,695
Hannover Rueck SE (a)	93,503	10,774,509
HeidelbergCement AG (a)	68,246	6,391,110
Hella KGaA Hueck & Co. (a)	38,076	1,687,134
Henkel AG & Co. KGaA (Preference) (a)	79,920	10,243,760
HOCHTIEF AG (a)	47,933	7,921,309

INVESTMENTS	SHARES	VALUE ($)
Germany - 5.3% (continued)
Infineon Technologies AG (a)	513,815	10,516,422
KION Group AG (a)	67,632	4,414,557
Krones AG (a)	5,060	567,387
LANXESS AG (a)	11,044	740,860
METRO AG (a)	137,174	4,383,065
MTU Aero Engines AG (a)	28,386	3,690,370
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	53,362	10,445,735
OSRAM Licht AG (a)	83,455	5,233,572
Rheinmetall AG (a)	50,677	4,248,551
RHOEN-KLINIKUM AG	4,606	125,642
SAP SE (a)	97,647	9,579,950
Siemens AG (Registered) (a)	108,495	14,860,802
Software AG (a)	172,749	6,824,211
STADA Arzneimittel AG (a)	66,635	4,081,209
Suedzucker AG (a)	308,471	7,730,543
Talanx AG (a)	78,847	2,779,913

		213,143,929

Italy - 2.4%
A2A SpA	6,297,448	9,512,525
Assicurazioni Generali SpA (a)	123,140	1,953,757
Autogrill SpA	143,356	1,423,071
Banca Generali SpA	22,841	597,014
Brembo SpA	28,468	2,106,067
Buzzi Unicem SpA	216,750	5,540,452
Davide Campari-Milano SpA (a)	193,362	2,242,923
Enel SpA (a)	6,615,063	31,126,954
Ferrari NV	39,339	2,931,985
Hera SpA	298,943	830,435
Italgas SpA*	205,695	901,340
Leonardo SpA (a)	308,996	4,381,724
Mediobanca SpA (a)	895,788	8,076,684
Poste Italiane SpA (b)	1,049,307	6,989,257
Prysmian SpA (a)	277,616	7,339,442
Recordati SpA	141,774	4,800,515
Terna Rete Elettrica Nazionale SpA (a)	1,144,164	5,672,156
UnipolSai Assicurazioni SpA (a)	1,302,015	2,876,047

		99,302,348

Japan - 17.5%
ABC-Mart, Inc. (a)	39,800	2,332,737
Advantest Corp. (a)	113,300	2,117,416
Air Water, Inc. (a)	87,000	1,608,607
Aisin Seiki Co. Ltd. (a)	60,800	2,994,530
Alfresa Holdings Corp. (a)	278,000	4,832,775
Amada Holdings Co. Ltd. (a)	425,100	4,866,121
ANA Holdings, Inc. (a)	1,576,000	4,820,203
Aozora Bank Ltd. (a)	2,497,000	9,218,219
Asahi Glass Co. Ltd. (a)	82,000	665,313
Asahi Group Holdings Ltd. (a)	15,700	594,470
Asahi Kasei Corp. (a)	546,000	5,305,169
Astellas Pharma, Inc. (a)	468,900	6,184,287
Bandai Namco Holdings, Inc. (a)	282,400	8,465,127
Bridgestone Corp. (a)	63,300	2,569,547
Brother Industries Ltd. (a)	320,500	6,702,357
Central Japan Railway Co. (a)	32,800	5,357,548

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 17.5% (continued)
Chubu Electric Power Co., Inc. (a)	394,500	5,299,299
Chugoku Bank Ltd. (The) (a)	108,500	1,583,520
Coca-Cola Bottlers Japan, Inc. (a)	80,200	2,591,260
Cosmos Pharmaceutical Corp. (a)	5,300	1,037,749
Dai Nippon Printing Co. Ltd. (a)	69,000	746,675
Daicel Corp. (a)	39,900	481,812
Dai-ichi Life Holdings, Inc. (a)	61,400	1,099,023
Daiichi Sankyo Co. Ltd. (a)	394,100	8,891,322
Daikin Industries Ltd. (a)	11,600	1,169,723
DeNA Co. Ltd. (a)	199,900	4,069,575
East Japan Railway Co. (a)	12,000	1,047,858
Ezaki Glico Co. Ltd. (a)	28,400	1,381,226
FamilyMart UNY Holdings Co. Ltd. (a)	45,200	2,696,948
Fuji Electric Co. Ltd. (a)	143,000	851,582
FUJIFILM Holdings Corp. (a)	119,200	4,672,384
Fujitsu Ltd. (a)	1,364,000	8,372,753
Fukuoka Financial Group, Inc. (a)	447,000	1,941,648
Gunma Bank Ltd. (The) (a)	220,300	1,149,289
Hakuhodo DY Holdings, Inc. (a)	293,100	3,486,431
Hankyu Hanshin Holdings, Inc. (a)	79,400	2,590,900
Haseko Corp. (a)	678,500	7,355,962
Hikari Tsushin, Inc. (a)	18,800	1,835,658
Hiroshima Bank Ltd. (The) (a)	125,000	531,653
Hisamitsu Pharmaceutical Co., Inc. (a)	65,400	3,744,329
Hitachi Capital Corp. (a)	126,400	3,063,825
Hitachi Chemical Co. Ltd. (a)	259,600	7,211,318
Hitachi High-Technologies Corp. (a)	239,200	9,771,238
Hitachi Metals Ltd. (a)	174,100	2,448,844
Hokuhoku Financial Group, Inc. (a)	58,300	915,265
Hoya Corp. (a)	40,600	1,961,418
Idemitsu Kosan Co. Ltd. (a)	429,500	14,950,582
Iida Group Holdings Co. Ltd. (a)	166,400	2,560,671
Inpex Corp. (a)	381,300	3,759,989
Isuzu Motors Ltd. (a)	140,900	1,866,120
Ito En Ltd. (a)	22,500	822,655
ITOCHU Corp. (a)	658,200	9,370,367
Itochu Techno-Solutions Corp. (a)	215,000	6,344,639
Izumi Co. Ltd. (a)	20,500	920,613
J Front Retailing Co. Ltd. (a)	180,500	2,681,172
Japan Airlines Co. Ltd. (a)	137,900	4,378,319
JSR Corp. (a)	37,200	629,426
JTEKT Corp. (a)	134,200	2,087,741
JXTG Holdings, Inc. (a)	726,800	3,578,434
Kajima Corp. (a)	1,280,000	8,372,552
Kaken Pharmaceutical Co. Ltd. (a)	27,400	1,551,247
Kamigumi Co. Ltd. (a)	160,000	1,386,635
Kaneka Corp. (a)	463,000	3,462,869
Kao Corp. (a)	92,900	5,101,748
KDDI Corp. (a)	303,600	7,984,922
Keihan Holdings Co. Ltd. (a)	107,000	655,471
Kewpie Corp. (a)	189,400	5,384,634
Keyence Corp. (a)	1,700	681,994
Kobayashi Pharmaceutical Co. Ltd. (a)	10,200	495,429
Komatsu Ltd. (a)	17,800	466,240
Konami Holdings Corp. (a)	282,500	11,999,040
Konica Minolta, Inc. (a)	75,100	673,617
Kuraray Co. Ltd. (a)	288,500	4,388,838

INVESTMENTS	SHARES	VALUE ($)
Japan - 17.5% (continued)
Kurita Water Industries Ltd. (a)	36,800	893,598
Lion Corp. (a)	364,000	6,560,024
M3, Inc. (a)	21,900	545,803
Makita Corp. (a)	35,600	1,248,555
Marubeni Corp. (a)	320,700	1,980,945
Maruichi Steel Tube Ltd. (a)	21,200	605,010
Matsumotokiyoshi Holdings Co. Ltd. (a)	23,000	1,095,654
Mazda Motor Corp. (a)	77,500	1,118,704
Medipal Holdings Corp. (a)	214,400	3,368,687
MEIJI Holdings Co. Ltd. (a)	32,100	2,678,564
Miraca Holdings, Inc. (a)	21,100	968,830
Mitsubishi Chemical Holdings Corp. (a)	791,700	6,146,704
Mitsubishi Corp. (a)	189,000	4,096,118
Mitsubishi Electric Corp. (a)	350,100	5,044,346
Mitsubishi Gas Chemical Co., Inc. (a)	508,800	10,597,474
Mitsubishi Tanabe Pharma Corp. (a)	410,400	8,568,761
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	981,300	4,903,970
Mitsui & Co. Ltd. (a)	268,300	3,896,260
Mitsui Chemicals, Inc. (a)	1,281,000	6,346,405
Mixi, Inc.	115,500	5,586,925
Mizuho Financial Group, Inc. (a)	6,276,100	11,520,265
MS&AD Insurance Group Holdings, Inc. (a)	114,200	3,647,617
Nagoya Railroad Co. Ltd. (a)	895,000	4,036,163
Nankai Electric Railway Co. Ltd. (a)	131,000	638,673
Nexon Co. Ltd. (a)	181,200	2,881,478
NH Foods Ltd. (a)	251,000	6,742,996
NHK Spring Co. Ltd. (a)	373,600	4,136,472
Nikon Corp. (a)	106,200	1,543,284
Nippon Express Co. Ltd. (a)	1,127,000	5,800,978
Nippon Shokubai Co. Ltd. (a)	71,500	4,879,094
Nippon Telegraph & Telephone Corp. (a)	347,500	14,856,779
Nisshin Seifun Group, Inc. (a)	249,000	3,722,555
Nissin Foods Holdings Co. Ltd. (a)	8,400	466,658
Nitori Holdings Co. Ltd. (a)	73,100	9,283,639
Nomura Research Institute Ltd. (a)	54,285	2,001,208
NTT Data Corp. (a)	49,600	2,355,334
Obayashi Corp. (a)	891,000	8,354,727
Oracle Corp. Japan (a)	37,600	2,155,577
ORIX Corp. (a)	770,400	11,434,691
Osaka Gas Co. Ltd. (a)	1,157,000	4,411,621
Otsuka Corp. (a)	97,500	5,297,701
Otsuka Holdings Co. Ltd. (a)	206,700	9,355,343
Park24 Co. Ltd. (a)	160,600	4,219,635
Pola Orbis Holdings, Inc. (a)	294,800	7,123,114
Recruit Holdings Co. Ltd. (a)	31,300	1,600,857
Renesas Electronics Corp.* (a)	51,200	538,655
Resona Holdings, Inc. (a)	3,039,500	16,339,979
Rohm Co. Ltd. (a)	20,700	1,378,102
Sankyo Co. Ltd. (a)	25,600	857,469
Santen Pharmaceutical Co. Ltd. (a)	31,900	463,353
Sawai Pharmaceutical Co. Ltd. (a)	10,100	548,349
SCSK Corp. (a)	15,800	627,483
Secom Co. Ltd. (a)	19,600	1,408,405

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 17.5% (continued)
Seiko Epson Corp. (a)	222,900	4,702,961
Sekisui Chemical Co. Ltd. (a)	279,900	4,718,569
Shimamura Co. Ltd. (a)	69,800	9,253,009
Shimizu Corp. (a)	473,000	4,247,464
Shin-Etsu Chemical Co. Ltd. (a)	8,900	773,582
Shinsei Bank Ltd. (a)	838,000	1,544,119
Shionogi & Co. Ltd. (a)	59,400	3,074,995
Shiseido Co. Ltd. (a)	24,100	634,329
SoftBank Group Corp. (a)	147,000	10,424,526
Sohgo Security Services Co. Ltd. (a)	12,300	460,729
Sojitz Corp. (a)	3,675,500	9,236,270
Sompo Holdings, Inc. (a)	170,000	6,245,534
Sosei Group Corp.*	41,500	4,052,664
Square Enix Holdings Co. Ltd. (a)	139,900	3,971,320
Start Today Co. Ltd. (a)	22,900	508,924
Subaru Corp. (a)	343,700	12,606,328
Sugi Holdings Co. Ltd. (a)	37,000	1,700,286
Sumitomo Corp. (a)	379,500	5,119,783
Sumitomo Dainippon Pharma Co. Ltd. (a)	638,500	10,565,497
Sumitomo Heavy Industries Ltd. (a)	470,000	3,285,897
Sumitomo Mitsui Financial Group, Inc. (a)	128,800	4,688,161
Sumitomo Mitsui Trust Holdings, Inc. (a)	142,800	4,948,294
Sumitomo Rubber Industries Ltd. (a)	435,700	7,433,949
Sundrug Co. Ltd. (a)	47,400	1,594,765
Suruga Bank Ltd. (a)	21,500	453,806
Suzuken Co. Ltd. (a)	89,710	2,947,974
Suzuki Motor Corp. (a)	141,000	5,856,255
Taisei Corp. (a)	985,000	7,203,433
Taisho Pharmaceutical Holdings Co. Ltd. (a)	15,000	1,221,354
Takashimaya Co. Ltd. (a)	266,000	2,331,599
TDK Corp. (a)	12,400	787,338
Teijin Ltd. (a)	148,000	2,794,603
Terumo Corp. (a)	28,200	980,317
Toho Gas Co. Ltd. (a)	765,000	5,425,892
Tohoku Electric Power Co., Inc. (a)	110,500	1,501,008
Tokyo Century Corp. (a)	52,500	1,789,789
Tokyo Electron Ltd. (a)	96,200	10,531,633
Toppan Printing Co. Ltd. (a)	299,000	3,056,124
Tosoh Corp. (a)	1,090,000	9,590,394
Toyo Suisan Kaisha Ltd. (a)	133,900	4,995,451
Toyoda Gosei Co. Ltd. (a)	121,100	3,088,669
Toyota Boshoku Corp. (a)	69,200	1,609,489
Tsuruha Holdings, Inc. (a)	18,400	1,706,593
USS Co. Ltd. (a)	38,800	649,841
Welcia Holdings Co. Ltd. (a)	27,200	761,888
West Japan Railway Co. (a)	79,000	5,151,877
Yamada Denki Co. Ltd. (a)	566,800	2,833,501
Yamaguchi Financial Group, Inc. (a)	568,000	6,161,510
Yamaha Corp. (a)	16,700	462,003
Yamazaki Baking Co. Ltd. (a)	346,300	7,130,181
Yokogawa Electric Corp. (a)	54,900	865,818
Yokohama Rubber Co. Ltd. (The) (a)	23,500	460,573

		708,211,336

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 1.6%
Aalberts Industries NV (a)	32,067	1,195,318
ABN AMRO Group NV, CVA (a)(b)	114,047	2,765,473
ASM International NV (a)	60,598	3,397,949
ASML Holding NV (a)	22,492	2,984,529
Boskalis Westminster (a)	13,568	467,453
Gemalto NV (a)	14,478	807,669
Heineken NV (a)	9,101	774,480
Koninklijke Ahold Delhaize NV (a)	366,941	7,841,466
Koninklijke DSM NV (a)	93,924	6,352,006
Koninklijke Philips NV (a)	404,233	12,985,693
NN Group NV (a)	341,537	11,092,144
Randstad Holding NV (a)	88,236	5,086,629
Wolters Kluwer NV (a)	242,983	10,084,375

		65,835,184

Norway - 0.3%
Gjensidige Forsikring ASA (a)	44,841	683,112
Marine Harvest ASA* (a)	526,266	8,027,870
Orkla ASA (a)	93,183	834,742
Yara International ASA (a)	40,932	1,576,608

		11,122,332

Spain - 1.6%
ACS Actividades de Construccion y Servicios SA (a)	43,878	1,491,529
Aena SA (a)(b)	17,686	2,795,438
Almirall SA (a)	68,775	1,115,980
Amadeus IT Group SA, Class A (a)	59,468	3,013,161
Banco Santander SA (a)	1,031,476	6,313,987
Bankinter SA (a)	65,710	550,991
Ebro Foods SA (a)	230,748	4,662,435
Endesa SA (a)	488,889	11,474,032
Gas Natural SDG SA (a)	133,847	2,927,739
Iberdrola SA (a)	1,061,265	7,582,625
Mediaset Espana Comunicacion SA (a)	45,662	587,936
Repsol SA (a)	1,399,537	21,682,892
Tecnicas Reunidas SA (a)	31,152	1,229,968

		65,428,713

Sweden - 1.6%
BillerudKorsnas AB	109,967	1,771,945
Boliden AB	312,717	9,308,128
Electrolux AB, Series B	140,972	3,913,640
Husqvarna AB, Class B	391,018	3,428,333
ICA Gruppen AB	68,113	2,323,189
Modern Times Group MTG AB, Class B	31,052	1,038,271
NCC AB, Class B	97,794	2,416,051
Nordea Bank AB	386,648	4,411,205
Saab AB, Class B	74,168	3,129,424
Sandvik AB	200,244	2,991,034
Securitas AB, Class B	382,142	5,965,700
Skanska AB, Class B	172,024	4,048,647
SKF AB, Class B	99,323	1,964,165
SSAB AB, Class A*	251,186	993,308
Svenska Cellulosa AB SCA, Class B	231,845	7,471,507
Swedbank AB, Class A	126,372	2,924,052
Swedish Match AB	73,316	2,382,687
Trelleborg AB, Class B	27,956	598,500

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 1.6% (continued)
Volvo AB, Class B	235,916	3,480,232

		64,560,018

Switzerland - 2.6%
ABB Ltd. (Registered) (a)	620,524	14,523,676
Adecco Group AG (Registered) (a)	101,050	7,174,996
Baloise Holding AG (Registered)	19,398	2,665,522
Barry Callebaut AG (Registered)*	775	1,013,326
DKSH Holding AG	9,053	701,245
dormakaba Holding AG*	597	475,141
Flughafen Zuerich AG (Registered)	10,044	2,139,953
Galenica AG (Registered)	427	450,164
Geberit AG (Registered) (a)	13,668	5,889,692
Georg Fischer AG (Registered)	4,348	3,953,237
Givaudan SA (Registered) (a)	1,327	2,389,991
Helvetia Holding AG (Registered)	1,684	932,384
Lonza Group AG (Registered)*	36,514	6,901,920
Nestle SA (Registered) (a)	64,115	4,920,940
Novartis AG (Registered) (a)	64,816	4,813,078
Partners Group Holding AG	4,786	2,572,060
Roche Holding AG (a)	19,309	4,937,962
Schindler Holding AG	3,492	675,480
SGS SA (Registered) (a)	429	914,894
Sika AG	1,095	6,567,496
STMicroelectronics NV (a)	174,412	2,678,129
Straumann Holding AG (Registered)	3,687	1,708,918
Swiss Life Holding AG (Registered)* (a)	20,901	6,739,796
Swiss Re AG (a)	156,322	14,040,232
Temenos Group AG (Registered)	42,663	3,388,504
UBS Group AG (Registered)* (a)	43,393	693,620

		103,862,356

United Kingdom - 0.9%
Fiat Chrysler Automobiles NV	2,582,062	28,209,872
Subsea 7 SA (a)	429,656	6,668,166

		34,878,038

TOTAL COMMON STOCKS (Cost $1,314,983,122)		1,488,301,642

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 86.8%

INVESTMENT COMPANIES - 61.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (c)	5,286,944	5,286,944
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (c)	21,147,774	21,147,774
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (c)(d)(e)	1,731,345,008	1,731,345,008
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.56% (c)(d)(e)	703,353,225	703,353,225
UBS Select Treasury Preferred Fund, Class I, 0.62% (c)	26,434,718	26,434,718

TOTAL INVESTMENT COMPANIES (Cost $2,487,567,669)		2,487,567,669

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 25.3%
U.S. Treasury Bills
0.53%, 5/11/2017 (d)(f)	37,109,000	37,080,834
0.63%, 5/18/2017 (d)(f)	200,191,000	200,010,228
0.61%, 5/25/2017 (f)	36,561,000	36,523,159
0.62%, 6/8/2017 (f)	21,725,000	21,696,714
0.65%, 6/15/2017 (d)(f)	20,702,000	20,671,754
0.65%, 6/22/2017 (d)(f)(g)	45,189,000	45,113,444
0.64%, 6/29/2017 (d)(f)	9,091,000	9,074,409
0.63%, 7/6/2017 (d)(f)	2,750,000	2,744,517
0.59%, 7/13/2017 (g)	24,767,000	24,713,157
0.61%, 7/20/2017 (d)(f)(g)	384,481,000	383,590,157
0.60%, 7/27/2017 (f)(g)	14,776,000	14,739,237
0.63%, 8/3/2017 (f)(g)	2,548,000	2,541,176
0.62%, 8/10/2017 (f)(g)	6,153,000	6,135,581
0.65%, 8/17/2017 (d)(f)(g)	129,866,000	129,479,129
0.67%, 8/24/2017 (d)(f)(g)	30,743,000	30,643,024
0.67%, 8/31/2017 (d)(f)(g)	45,813,000	45,652,013
0.83%, 9/7/2017 (f)(g)	5,428,000	5,407,982
0.89%, 9/21/2017 (d)(f)	1,200,000	1,194,949
0.91%, 9/28/2017 (d)(f)	5,671,000	5,646,042

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,023,021,930)		1,022,657,506

TOTAL SHORT-TERM INVESTMENTS (Cost $3,510,589,599)		3,510,225,175

TOTAL LONG POSITIONS (Cost $4,825,572,721)		4,998,526,817

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (28.9)%
COMMON STOCKS - (28.9)%

Austria - (0.2)%
ams AG	(129,532)	(6,997,359)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV	(188,878)	(20,696,356)
Telenet Group Holding NV*	(73,105)	(4,345,735)
UCB SA	(12,585)	(976,196)

		(26,018,287)

Denmark - (0.6)%
AP Moller - Maersk A/S, Class B	(2,268)	(3,756,561)
Carlsberg A/S, Class B	(10,407)	(961,009)
Chr Hansen Holding A/S	(21,618)	(1,386,738)
Coloplast A/S, Class B	(91,030)	(7,109,040)
Novo Nordisk A/S, Class B	(120,286)	(4,130,493)
Novozymes A/S, Class B	(151,752)	(6,012,356)
Tryg A/S	(26,020)	(471,774)

		(23,827,971)

Finland - (1.0)%
Fortum OYJ	(366,414)	(5,799,621)
Nokia OYJ	(6,168,694)	(33,155,765)
Nokian Renkaat OYJ	(62,048)	(2,589,737)
Sampo OYJ, Class A	(13,478)	(639,542)

		(42,184,665)

Germany - (3.4)%
Bayerische Motoren Werke AG	(33,982)	(3,100,580)
Beiersdorf AG	(64,459)	(6,099,695)
Bilfinger SE	(63,284)	(2,438,526)
Commerzbank AG	(2,349,009)	(21,282,765)
Continental AG	(4,919)	(1,078,492)
Daimler AG (Registered)	(91,231)	(6,732,805)
Deutsche Bank AG (Registered)	(1,371,609)	(23,579,343)
E.ON SE	(1,586,630)	(12,613,882)
Fraport AG Frankfurt Airport Services Worldwide	(7,699)	(544,384)
GEA Group AG	(55,466)	(2,356,390)
HUGO BOSS AG	(105,544)	(7,696,628)
K+S AG (Registered)	(30,245)	(703,015)
MAN SE	(8,565)	(882,858)
Merck KGaA	(36,511)	(4,160,547)
ProSiebenSat.1 Media SE	(89,204)	(3,950,015)
RWE AG*	(1,030,021)	(17,069,471)
Salzgitter AG	(24,998)	(903,590)
Schaeffler AG (Preference)	(35,099)	(616,580)
Symrise AG	(15,087)	(1,003,307)
Telefonica Deutschland Holding AG	(1,072,488)	(5,317,178)
thyssenkrupp AG	(269,133)	(6,593,144)
United Internet AG (Registered)	(77,565)	(3,430,830)
Volkswagen AG (Preference)	(44,669)	(6,511,875)

		(138,665,900)

Italy - (1.6)%
Azimut Holding SpA	(133,492)	(2,318,142)
Banco BPM SpA	(6,034,628)	(17,910,292)
Luxottica Group SpA	(111,641)	(6,161,074)
Mediaset SpA	(1,515,011)	(6,256,583)
Moncler SpA	(21,577)	(472,672)

INVESTMENTS	SHARES	VALUE ($)
Italy - (1.6)% (continued)
Saipem SpA*	(11,513,076)	(5,229,236)
UniCredit SpA*	(1,060,290)	(16,344,709)
Unione di Banche Italiane SpA	(1,066,008)	(4,077,056)
Unipol Gruppo Finanziario SpA	(699,215)	(2,887,222)
Yoox Net-A-Porter Group SpA*	(123,702)	(2,940,206)

		(64,597,192)

Japan - (15.3)%
Acom Co. Ltd.*	(966,800)	(3,869,845)
Aeon Co. Ltd.	(527,500)	(7,723,946)
AEON Financial Service Co. Ltd.	(248,100)	(4,684,618)
Alps Electric Co. Ltd.	(672,700)	(19,074,215)
Asics Corp.	(511,300)	(8,226,634)
Bank of Kyoto Ltd. (The)	(1,143,000)	(8,342,857)
Calbee, Inc.	(299,200)	(10,219,524)
Casio Computer Co. Ltd.	(358,100)	(4,992,642)
Chiba Bank Ltd. (The)	(1,101,000)	(7,084,569)
Chiyoda Corp.	(171,000)	(1,106,000)
Chugai Pharmaceutical Co. Ltd.	(178,000)	(6,127,344)
Chugoku Electric Power Co., Inc. (The)	(503,900)	(5,590,644)
Concordia Financial Group Ltd.	(127,900)	(592,958)
Credit Saison Co. Ltd.	(83,100)	(1,489,235)
Daiwa Securities Group, Inc.	(689,000)	(4,203,921)
Denso Corp.	(190,300)	(8,396,439)
Dentsu, Inc.	(47,500)	(2,586,937)
Don Quijote Holdings Co. Ltd.	(47,900)	(1,667,225)
Eisai Co. Ltd.	(155,000)	(8,049,489)
Electric Power Development Co. Ltd.	(388,000)	(9,117,604)
FANUC Corp.	(42,600)	(8,770,119)
Fast Retailing Co. Ltd.	(41,600)	(13,090,824)
Hachijuni Bank Ltd. (The)	(607,600)	(3,428,462)
Hamamatsu Photonics KK	(172,500)	(4,978,792)
Hirose Electric Co. Ltd.	(10,100)	(1,399,251)
Hitachi Construction Machinery Co. Ltd.	(133,600)	(3,342,978)
Hitachi Ltd.	(627,000)	(3,404,454)
Hokuriku Electric Power Co.	(50,800)	(494,172)
Honda Motor Co. Ltd.	(133,300)	(4,024,199)
Ibiden Co. Ltd.	(252,400)	(3,929,592)
IHI Corp.*	(2,861,000)	(9,049,891)
Isetan Mitsukoshi Holdings Ltd.	(120,900)	(1,328,846)
Iyo Bank Ltd. (The)	(857,300)	(5,784,649)
Japan Post Bank Co. Ltd.	(111,200)	(1,380,646)
Japan Post Insurance Co. Ltd.	(20,700)	(474,494)
Japan Tobacco, Inc.	(78,900)	(2,568,002)
JFE Holdings, Inc.	(416,300)	(7,160,224)
JGC Corp.	(162,300)	(2,826,536)
Kakaku.com, Inc.	(436,000)	(5,952,081)
Kansai Electric Power Co., Inc. (The)	(266,500)	(3,279,205)
Kansai Paint Co. Ltd.	(243,200)	(5,190,214)
Kawasaki Heavy Industries Ltd.	(2,182,000)	(6,628,585)
Keikyu Corp.	(268,000)	(2,948,217)
Keio Corp.	(206,000)	(1,636,548)
Keisei Electric Railway Co. Ltd.	(90,100)	(2,097,162)
Kikkoman Corp.	(304,000)	(9,085,531)
Kintetsu Group Holdings Co. Ltd.	(626,000)	(2,263,201)
Kirin Holdings Co. Ltd.	(118,000)	(2,232,128)
Kobe Steel Ltd.*	(1,389,700)	(12,716,319)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (15.3)% (continued)
Koito Manufacturing Co. Ltd.	(32,300)	(1,683,426)
Kubota Corp.	(143,000)	(2,155,507)
Kyowa Hakko Kirin Co. Ltd.	(80,800)	(1,283,916)
Kyushu Electric Power Co., Inc.	(636,400)	(6,800,588)
Kyushu Financial Group, Inc.	(87,100)	(533,470)
Kyushu Railway Co.	(74,100)	(2,279,589)
LIXIL Group Corp.	(180,700)	(4,592,608)
Mabuchi Motor Co. Ltd.	(52,200)	(2,946,627)
Marui Group Co. Ltd.	(191,600)	(2,610,775)
MINEBEA MITSUMI, Inc.	(315,500)	(4,218,314)
MISUMI Group, Inc.	(89,800)	(1,630,259)
Mitsubishi Heavy Industries Ltd.	(1,338,000)	(5,383,785)
Mitsubishi Logistics Corp.	(239,000)	(3,299,418)
Mitsubishi Materials Corp.	(81,000)	(2,458,587)
Mitsubishi Motors Corp.	(2,560,000)	(15,356,872)
Mitsui OSK Lines Ltd.	(1,323,000)	(4,157,735)
Murata Manufacturing Co. Ltd.	(71,100)	(10,129,302)
Nabtesco Corp.	(78,900)	(2,099,545)
NGK Insulators Ltd.	(64,900)	(1,472,357)
NGK Spark Plug Co. Ltd.	(653,900)	(14,994,865)
Nidec Corp.	(20,400)	(1,948,294)
Nintendo Co. Ltd.	(6,700)	(1,554,661)
Nippon Electric Glass Co. Ltd.	(194,000)	(1,175,192)
Nippon Paint Holdings Co. Ltd.	(252,100)	(8,805,027)
Nippon Steel & Sumitomo Metal Corp.	(222,100)	(5,131,260)
Nippon Yusen KK*	(3,742,000)	(7,900,184)
Nissan Chemical Industries Ltd.	(21,000)	(612,613)
Nissan Motor Co. Ltd.	(163,600)	(1,577,494)
NOK Corp.	(81,900)	(1,912,977)
Nomura Holdings, Inc.	(207,100)	(1,282,019)
NSK Ltd.	(43,300)	(620,287)
NTN Corp.	(560,000)	(2,795,909)
Odakyu Electric Railway Co. Ltd.	(211,500)	(4,124,802)
Oji Holdings Corp.	(149,000)	(698,786)
Olympus Corp.	(202,500)	(7,815,806)
Omron Corp.	(94,400)	(4,147,826)
Ono Pharmaceutical Co. Ltd.	(344,600)	(7,146,237)
Orient Corp.	(364,500)	(660,314)
Oriental Land Co. Ltd.	(189,200)	(10,876,162)
Panasonic Corp.	(126,200)	(1,428,232)
Pigeon Corp.	(317,600)	(10,190,781)
Rakuten, Inc.	(1,136,600)	(11,420,139)
Ricoh Co. Ltd.	(949,400)	(7,831,609)
Rinnai Corp.	(14,500)	(1,155,100)
Ryohin Keikaku Co. Ltd.	(23,600)	(5,187,884)
Sega Sammy Holdings, Inc.	(32,900)	(442,506)
Seibu Holdings, Inc.	(382,300)	(6,323,947)
Seven Bank Ltd.	(2,379,300)	(7,791,789)
Sharp Corp.*	(785,000)	(3,302,160)
Shikoku Electric Power Co., Inc.	(746,400)	(8,222,402)
Shimano, Inc.	(39,900)	(5,844,076)
Shizuoka Bank Ltd. (The)	(967,000)	(7,885,792)
SMC Corp.	(12,900)	(3,824,393)
Sony Corp.	(52,600)	(1,775,168)
Sony Financial Holdings, Inc.	(1,140,600)	(18,317,575)
Stanley Electric Co. Ltd.	(143,400)	(4,099,701)
Sumitomo Chemical Co. Ltd.	(150,000)	(840,166)

INVESTMENTS	SHARES	VALUE ($)
Japan - (15.3)% (continued)
Sumitomo Metal Mining Co. Ltd.	(595,000)	(8,509,168)
T&D Holdings, Inc.	(496,700)	(7,199,486)
Taiheiyo Cement Corp.	(138,000)	(463,085)
Taiyo Nippon Sanso Corp.	(386,700)	(4,526,637)
Takeda Pharmaceutical Co. Ltd.	(199,000)	(9,368,351)
THK Co. Ltd.	(38,900)	(981,312)
Tobu Railway Co. Ltd.	(470,000)	(2,387,091)
Toho Co. Ltd.	(23,700)	(629,055)
Tokyo Electric Power Co. Holdings, Inc.*	(1,043,200)	(4,089,129)
Toray Industries, Inc.	(86,000)	(765,407)
Toyo Seikan Group Holdings Ltd.	(82,500)	(1,342,484)
Toyota Industries Corp.	(66,400)	(3,303,076)
Toyota Motor Corp.	(69,300)	(3,761,455)
Trend Micro, Inc.	(88,500)	(3,939,173)
Unicharm Corp.	(210,500)	(5,058,851)
Yahoo Japan Corp.	(1,143,100)	(5,299,927)
Yakult Honsha Co. Ltd.	(231,500)	(12,884,044)
Yamaha Motor Co. Ltd.	(468,800)	(11,287,175)
Yamato Holdings Co. Ltd.	(46,900)	(982,755)
Yaskawa Electric Corp.	(484,000)	(9,746,949)

		(617,893,393)

Luxembourg - (0.6)%
ArcelorMittal*	(946,155)	(7,915,606)
Millicom International Cellular SA, SDR	(80,631)	(4,496,050)
Tenaris SA	(762,067)	(13,177,941)

		(25,589,597)

Netherlands - (0.9)%
Aegon NV	(941,191)	(4,794,287)
Altice NV, Class A*	(761,052)	(17,214,036)
Koninklijke KPN NV	(2,932,085)	(8,815,077)
Koninklijke Vopak NV	(19,428)	(846,133)
OCI NV*	(110,646)	(2,123,400)
SBM Offshore NV	(83,772)	(1,373,414)

		(35,166,347)

Norway - (0.4)%
Norsk Hydro ASA	(921,295)	(5,369,059)
Schibsted ASA, Class A	(226,205)	(5,822,984)
Statoil ASA	(243,272)	(4,181,494)
Telenor ASA	(168,737)	(2,807,016)

		(18,180,553)

Portugal - 0.0%(h)
Banco Espirito Santo SA (Registered) (3)*(i)	(216,618)	(2)

Spain - (1.5)%
Abertis Infraestructuras SA	(268,441)	(4,321,269)
Acciona SA	(9,925)	(793,839)
Atresmedia Corp. de Medios de Comunicacion SA	(181,408)	(2,288,649)
Banco Popular Espanol SA*	(11,311,479)	(10,968,728)
Bankia SA	(4,052,495)	(4,612,951)
CaixaBank SA	(439,826)	(1,891,026)
Cellnex Telecom SA (b)	(528,406)	(8,702,789)
Distribuidora Internacional de Alimentacion SA	(547,129)	(3,162,462)
Enagas SA	(34,581)	(897,152)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - (1.5)% (continued)
Ferrovial SA	(158,548)	(3,168,964)
Industria de Diseno Textil SA	(143,482)	(5,052,944)
Mapfre SA	(140,137)	(479,984)
Red Electrica Corp. SA	(81,051)	(1,554,106)
Telefonica SA	(1,001,041)	(11,204,983)
Zardoya Otis SA	(41,811)	(386,089)

		(59,485,935)

Sweden - (1.1)%
Alfa Laval AB	(156,262)	(2,945,196)
Atlas Copco AB, Class A	(20,477)	(721,795)
Getinge AB, Class B	(104,516)	(1,832,533)
Hennes & Mauritz AB, Class B	(365,922)	(9,338,624)
Hexagon AB, Class B	(30,885)	(1,239,562)
Skandinaviska Enskilda Banken AB, Class A	(250,469)	(2,783,242)
Svenska Handelsbanken AB, Class A	(194,999)	(2,672,277)
Swedish Orphan Biovitrum AB*	(63,713)	(914,801)
Telefonaktiebolaget LM Ericsson, Class B	(3,189,811)	(21,296,354)

		(43,744,384)

Switzerland - (1.6)%
Aryzta AG*	(59,094)	(1,897,446)
Chocoladefabriken Lindt & Spruengli AG	(623)	(3,530,107)
Cie Financiere Richemont SA (Registered)	(165,808)	(13,109,142)
Credit Suisse Group AG (Registered)*	(1,783,758)	(26,539,865)
Dufry AG (Registered)*	(17,278)	(2,630,747)
EMS-Chemie Holding AG (Registered)	(1,202)	(700,031)
Julius Baer Group Ltd.*	(29,514)	(1,474,402)
LafargeHolcim Ltd. (Registered)*	(27,758)	(1,637,706)
OC Oerlikon Corp. AG (Registered)*	(318,139)	(3,397,147)
Sunrise Communications Group AG*(b)	(26,909)	(2,027,347)
Swatch Group AG (The)	(18,606)	(6,661,466)

		(63,605,406)

United Kingdom - (0.1)%
CNH Industrial NV	(278,825)	(2,683,714)

United States – (0.0)% (h)
QIAGEN NV*	(62,191)	(1,805,347)

TOTAL COMMON STOCKS (Proceeds $(1,110,208,669))		(1,170,446,052)

INVESTMENTS	SHARES	VALUE ($)
TOTAL SHORT POSITIONS (Proceeds $(1,110,208,669))		(1,170,446,052)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.7% (Cost $3,715,364,052)		3,828,080,765
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%(j)		216,431,753

NET ASSETS - 100.0%		4,044,512,518

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(92,826,036)	(2.3)%
Consumer Staples	40,623,664	1.0
Energy	44,352,564	1.1
Financials	(11,308,562)	(0.3)
Health Care	59,149,881	1.5
Industrials	197,149,866	4.9
Information Technology	(6,405,826)	(0.2)
Materials	73,843,677	1.8
Telecommunication Services	2,035,399	0.1
Utilities	11,240,963	0.3
Short-Term Investment	3,510,225,175	86.8

Total Investments In Securities At Value	3,828,080,765	94.7
Other Assets in Excess of Liabilities (j)	216,431,753	5.3

Net Assets	$4,044,512,518	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,269,147,237. In addition, $13,659,265 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $20,544,914, which represents approximately 0.51% of net assets of the fund.
(c)	Represents 7-day effective yield as of 3/31/2017.
(d)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for futures contracts.
(h)	Represents less than 0.05% of net assets.
(i)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

Abbreviations

CVA	Dutch Certification
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 April Futures	04/2017	TRY	24,907,461	$(33,453)
BANA	Bovespa Index April Futures	04/2017	BRL	(374,141,463)	3,915,087
CITI	Corn May Futures^	04/2017	USD	(130,361,019)	(1,042,168)
GSIN	Corn May Futures^	04/2017	USD	(24,532,998)	947,811
MACQ	Corn May Futures^	04/2017	USD	(46,904,617)	790,567
BANA	Hang Seng Index April Futures	04/2017	HKD	1,275,286,559	(1,547,762)
GSIN	Hang Seng Index April Futures	04/2017	HKD	1,690,960,497	(2,093,392)
BANA	H-SHARES Index April Futures	04/2017	HKD	7,853,247	(17,663)
GSIN	H-SHARES Index April Futures	04/2017	HKD	3,137,012	(6,513)
BANA	KOSPI Index 200 June Futures	06/2017	KRW	99,779,666,400	3,745,445
GSIN	KOSPI Index 200 June Futures	06/2017	KRW	8,570,041,200	272,768
BANA	MSCI Taiwan Stock Index April Futures	04/2017	USD	9,822,495	(102,135)
GSIN	SGX S&P CNX Nifty Index April Futures	04/2017	USD	(8,883,296)	(57,160)
CITI	Soybean May Futures^	04/2017	USD	(30,422,306)	434,106
CITI	Soybean May Futures^	04/2017	USD	33,723,202	(3,735,002)
MACQ	Soybean May Futures^	04/2017	USD	(27,644,320)	777,919
MACQ	Soybean May Futures^	04/2017	USD	30,210,477	(3,344,077)
SOCG	Soybean May Futures^	04/2017	USD	8,829,510	(977,710)
SOCG	Soybean May Futures^	04/2017	USD	(7,988,730)	136,930
BANA	SwissMarket Index June Futures	06/2017	CHF	(313,315,069)	(1,762,381)
BANA	Taiwan Stock Exchange April Futures	04/2017	TWD	1,461,655,796	880,512
BANA	Tel Aviv 25 Index April Futures	04/2017	ILS	(25,916,351)	(20,779)
GSIN	WIG20 Index June Futures	06/2017	PLN	36,324,608	(225,841)

					$(3,064,891)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	JPMS	KOSPI Index 200 Futures	06/2017	$121,036	$125,950	$4,914
778	BARC	KOSPI Index 200 Futures	06/2017	47,277,788	48,994,590	1,716,802
3,542	GSCO	Brent Crude Futures^	04/2017	183,962,580	189,603,260	5,640,680
2	JPPC	LME Copper Futures^	04/2017	278,623	290,800	12,177
1	JPPC	LME Copper Futures^	04/2017	140,115	145,500	5,385
3	JPPC	LME Copper Futures^	04/2017	444,413	436,932	(7,481)
96	JPPC	LME Copper Futures^	05/2017	14,227,570	13,988,448	(239,122)
91	JPPC	LME Copper Futures^	05/2017	13,738,974	13,273,488	(465,486)
94	JPPC	LME Copper Futures^	05/2017	14,161,905	13,709,312	(452,593)
99	JPPC	LME Copper Futures^	05/2017	14,771,901	14,436,675	(335,226)
94	JPPC	LME Copper Futures^	05/2017	14,115,750	13,706,422	(409,328)
77	JPPC	LME Copper Futures^	05/2017	11,545,139	11,228,256	(316,883)
91	JPPC	LME Copper Futures^	05/2017	13,408,748	13,270,530	(138,218)
96	JPPC	LME Copper Futures^	05/2017	14,243,185	14,001,312	(241,873)
9	JPPC	LME Copper Futures^	05/2017	1,332,022	1,312,927	(19,095)
50	JPPC	LME Copper Futures^	06/2017	7,448,715	7,295,313	(153,402)
16	JPPC	LME Copper Futures^	06/2017	2,325,603	2,334,832	9,229
102	JPPC	LME Copper Futures^	06/2017	14,489,528	14,885,421	395,893
193	JPPC	LME Copper Futures^	06/2017	28,566,431	28,170,955	(395,476)
1,381	JPPC	LME Copper Futures^	06/2017	204,328,613	201,600,105	(2,728,508)
2	JPPC	LME Copper Futures^	06/2017	290,092	291,857	1,765
2,342	MSCL	Silver Futures^	05/2017	209,455,075	213,777,760	4,322,685
1,464	MSCL	WTI Crude Futures^	04/2017	75,098,835	74,078,400	(1,020,435)
4,612	JPMS	BIST 30 Futures	04/2017	13,822,897	13,790,507	(32,390)
3,193	BARC	CAC40 Index Futures	04/2017	169,124,363	174,248,887	5,124,524
1,565	BARC	DAX Index Futures	06/2017	501,772,712	514,615,450	12,842,738
6,426	BARC	FTSE 100 Index Futures	06/2017	587,079,727	585,760,346	(1,319,381)
412	BARC	FTSE Bursa Malaysia KLCI Index Futures	04/2017	8,182,086	8,129,680	(52,406)
788	BARC	Hang Seng Index Futures	04/2017	123,522,206	122,339,497	(1,182,709)
207	BARC	H-SHARES Index Futures	04/2017	13,935,757	13,701,447	(234,310)
27	JPMS	MEX BOLSA Index Futures	06/2017	681,245	701,166	19,921

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
916	BARC	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	$125,490,883	$125,650,803	$159,920
300	BARC	SET50 Index Futures	06/2017	1,735,060	1,729,327	(5,733)
113	GSCO	10-Year Japanese Government Bond Futures	06/2017	152,156,192	152,534,268	378,076
935	JPMS	3-Month Euro Euribor Futures	09/2017	250,040,141	250,100,125	59,984
935	JPMS	3-Month Euro Euribor Futures	12/2017	249,958,840	250,025,315	66,475
935	JPMS	3-Month Euro Euribor Futures	03/2018	249,830,398	249,925,570	95,172
1,514	JPMS	90 Day Bank Bill Futures	03/2018	1,151,123,371	1,151,273,900	150,529
304	JPMS	90-Day Sterling Futures	09/2017	47,406,392	47,410,236	3,844
304	JPMS	90-Day Sterling Futures	12/2017	47,379,473	47,386,436	6,963
303	JPMS	90-Day Sterling Futures	03/2018	47,200,319	47,211,578	11,259
323	JPMS	ASX 90 Day Bank Accepted Bills Futures	06/2017	245,666,265	245,693,624	27,359
1,837	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	1,397,066,858	1,397,300,648	233,790
1,837	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	1,396,829,019	1,397,163,445	334,426
6,542	JPMS	Australia 3 Year Bond Futures	06/2017	555,414,467	558,515,955	3,101,488
1,317	JPMS	Bank Acceptance Futures	03/2018	244,704,281	244,798,991	94,710
1,317	JPMS	Canadian 3 Month Bank Acceptance Futures	09/2017	245,121,700	245,120,850	(850)
1,317	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	244,859,116	244,984,679	125,563
1,223	GSCO	Euro-Bobl Futures	06/2017	172,729,127	171,958,985	(770,142)
1,748	GSCO	Long Gilt Futures	06/2017	278,090,074	279,409,023	1,318,949
4,398	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	546,954,487	547,825,875	871,388
12,127	MSCL	U.S. Treasury 2-Year Note Futures	06/2017	2,622,694,027	2,624,927,047	2,233,020
26	MSCL	U.S. Treasury 5-Year Note Futures	06/2017	3,058,109	3,060,890	2,781

				12,579,402,233	12,608,253,595	28,851,362

Short Contracts:
4,970	MSCL	Corn Futures^	05/2017	$(94,023,171)	$(90,516,125)	$3,507,046
853	MSCL	Gold 100 OZ Futures^	06/2017	(106,284,101)	(106,727,360)	(443,259)
2	JPPC	LME Copper Futures^	04/2017	(276,475)	(290,800)	(14,325)
1	JPPC	LME Copper Futures^	04/2017	(140,248)	(145,500)	(5,252)
3	JPPC	LME Copper Futures^	04/2017	(445,886)	(436,932)	8,954
96	JPPC	LME Copper Futures^	05/2017	(14,172,515)	(13,988,447)	184,068

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
91	JPPC	LME Copper Futures^	05/2017	$(13,734,580)	$(13,273,488)	$461,092
94	JPPC	LME Copper Futures^	05/2017	(14,151,980)	(13,709,313)	442,667
99	JPPC	LME Copper Futures^	05/2017	(14,745,238)	(14,436,675)	308,563
94	JPPC	LME Copper Futures^	05/2017	(14,127,388)	(13,706,422)	420,966
77	JPPC	LME Copper Futures^	05/2017	(11,492,008)	(11,228,255)	263,753
91	JPPC	LME Copper Futures^	05/2017	(13,422,416)	(13,270,530)	151,886
96	JPPC	LME Copper Futures^	05/2017	(14,208,158)	(14,001,312)	206,846
9	JPPC	LME Copper Futures^	05/2017	(1,335,861)	(1,312,927)	22,934
50	JPPC	LME Copper Futures^	06/2017	(7,465,436)	(7,295,313)	170,123
16	JPPC	LME Copper Futures^	06/2017	(2,330,261)	(2,334,832)	(4,571)
102	JPPC	LME Copper Futures^	06/2017	(14,484,000)	(14,885,421)	(401,421)
193	JPPC	LME Copper Futures^	06/2017	(28,537,515)	(28,170,956)	366,559
367	JPPC	LME Copper Futures^	06/2017	(54,677,356)	(53,575,118)	1,102,238
2	JPPC	LME Copper Futures^	06/2017	(289,295)	(291,857)	(2,562)
7,752	MSCL	Natural Gas Futures^	04/2017	(234,292,951)	(247,288,800)	(12,995,849)
56	MSCL	Soybean Futures^	05/2017	(2,673,642)	(2,648,800)	24,842
1,300	BARC	Amsterdam Index Futures	04/2017	(141,138,245)	(142,899,993)	(1,761,748)
6,613	BARC	Euro Stoxx 50 Index Futures	06/2017	(234,410,908)	(241,695,680)	(7,284,772)
1,645	BARC	FTSE/JSE Top 40 Index Futures	06/2017	(55,317,480)	(56,117,290)	(799,810)
1,310	BARC	FTSE/MIB Index Futures	06/2017	(133,618,777)	(140,107,165)	(6,488,388)
1,002	BARC	IBEX 35 Index Futures	04/2017	(105,765,987)	(111,305,917)	(5,539,930)
41	BARC	MSCI Singapore Index Futures	04/2017	(1,014,989)	(1,023,937)	(8,948)
15,000	BARC	OMXS30 Index Futures	04/2017	(259,946,893)	(264,866,388)	(4,919,495)
3,002	BARC	S&P 500 E-Mini Futures	06/2017	(352,897,514)	(354,115,920)	(1,218,406)
1,273	BARC	SPI 200 Index Futures	06/2017	(139,750,954)	(142,190,017)	(2,439,063)
733	BARC	TOPIX Index Futures	06/2017	(101,029,952)	(99,583,445)	1,446,507
2,617	JPMS	90-Day EURODollar Futures	09/2017	(645,323,037)	(644,894,225)	428,812
2,617	JPMS	90-Day EURODollar Futures	12/2017	(644,380,788)	(644,109,125)	271,663
2,617	JPMS	90-Day EURODollar Futures	03/2018	(642,945,647)	(643,422,162)	(476,515)
3,564	JPMS	Australia 10-Year Bond Futures	06/2017	(343,869,518)	(349,750,195)	(5,880,677)
3,686	GSCO	Canadian 10-Year Bond Futures	06/2017	(377,615,734)	(380,615,498)	(2,999,764)
1,146	GSCO	Euro-Bund Futures	06/2017	(196,442,750)	(197,344,472)	(901,722)
884	GSCO	Euro-Buxl 30-Year Bond Futures	06/2017	(158,880,328)	(158,960,710)	(80,382)
12,641	GSCO	Euro-Schatz Futures	06/2017	(1,515,204,145)	(1,513,670,829)	1,533,316

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1,908	MSCL	U.S. Treasury Long Bond Futures	06/2017	$(286,450,901)	$(287,809,875)	$(1,358,974)

				(6,993,315,028)	(7,038,018,026)	(44,702,998)

				$5,586,087,205	$5,570,235,569	$(15,851,636)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	183,794,796	$140,178,322	$140,215,018	$36,696
Australian Dollar, Expiring 06/21/17	JPMC	AUD	275,692,193	210,260,814	210,322,526	61,712
Brazilian Real, Expiring 06/21/17*	CITI	BRL	218,704,229	68,380,736	68,603,913	223,177
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	328,056,341	102,571,230	102,905,870	334,640
Canadian Dollar, Expiring 06/21/17	CITI	CAD	460,543,741	347,131,645	346,693,711	(437,934)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	690,815,609	520,698,699	520,040,563	(658,136)
Swiss Franc, Expiring 06/21/17	CITI	CHF	12,896,000	13,036,872	12,936,412	(100,460)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	19,344,000	19,555,333	19,404,618	(150,715)
Chinese Renminbi, Expiring 06/21/17*	CITI	CNY	7,601,000	1,096,407	1,099,361	2,954
Euro, Expiring 06/21/17	CITI	EUR	12,475,200	13,598,533	13,359,043	(239,490)
Euro, Expiring 06/21/17	JPMC	EUR	18,712,800	20,397,825	20,038,565	(359,260)
British Pound, Expiring 06/21/17	CITI	GBP	27,295,301	33,881,106	34,264,008	382,902
British Pound, Expiring 06/21/17	JPMC	GBP	40,942,948	50,821,718	51,396,009	574,291
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	136,412,600	17,595,621	17,582,246	(13,375)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	162,404,400	$20,949,331	$20,932,331	$(17,000)
Indian Rupee, Expiring 06/21/17*	CITI	INR	1,000,099,476	14,796,871	15,320,186	523,315
Indian Rupee, Expiring 06/21/17*	JPMC	INR	1,500,149,214	22,195,335	22,980,278	784,943
Japanese Yen, Expiring 06/21/17	CITI	JPY	28,013,347,142	250,716,900	252,411,798	1,694,898
Japanese Yen, Expiring 06/21/17	JPMC	JPY	39,523,626,214	353,571,779	356,124,156	2,552,377
Mexican Peso, Expiring 06/21/17	CITI	MXN	344,453,737	17,192,054	18,175,508	983,454
Mexican Peso, Expiring 06/21/17	JPMC	MXN	516,680,604	25,791,456	27,263,259	1,471,803
Norwegian Krone, Expiring 06/21/17	CITI	NOK	204,449,441	24,309,706	23,831,079	(478,627)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	305,816,161	36,363,439	35,646,605	(716,834)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	9,560,343	6,785,700	6,688,186	(97,514)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	14,340,514	10,178,563	10,032,280	(146,283)
Poland Zloty, Expiring 06/21/17	CITI	PLN	61,200,000	15,064,439	15,422,123	357,684
Poland Zloty, Expiring 06/21/17	JPMC	PLN	91,800,000	22,596,685	23,133,186	536,501
Singapore Dollar, Expiring 06/21/17	CITI	SGD	1,280,600	910,945	916,026	5,081
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	686,400	488,254	490,989	2,735
Turkish Lira, Expiring 06/21/17	CITI	TRY	151,405,180	40,668,780	40,724,382	55,602
Turkish Lira, Expiring 06/21/17	JPMC	TRY	210,607,770	56,656,253	56,648,471	(7,782)
South African Rand, Expiring 06/21/17	CITI	ZAR	404,800,000	30,561,992	29,760,015	(801,977)
South African Rand, Expiring 06/21/17	JPMC	ZAR	607,200,000	45,843,047	44,640,024	(1,203,023)

				2,554,846,390	2,560,002,745	5,156,355

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	(11,648,000)	$(3,644,516)	$(3,653,786)	$(9,270)
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	(17,472,000)	(5,466,768)	(5,480,679)	(13,911)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	(28,667,200)	(21,492,471)	(21,580,443)	(87,972)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	(43,000,800)	(32,238,666)	(32,370,665)	(131,999)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Swiss Franc, Expiring 06/21/17	CITI	CHF	(445,176,291)	$(443,640,613)	$(446,571,335)	$(2,930,722)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(638,842,931)	(636,174,775)	(640,844,865)	(4,670,090)
Chinese Renminbi, Expiring 06/21/17*	CITI	CNY	(60,698,800)	(8,730,626)	(8,779,087)	(48,461)
Chinese Renminbi, Expiring 06/21/17*	JPMC	CNY	(51,658,200)	(7,445,080)	(7,472,272)	(27,192)
Danish Krone, Expiring 06/21/17	CITI	DKK	(71,830,970)	(10,397,989)	(10,342,188)	55,801
Danish Krone, Expiring 06/21/17	JPMC	DKK	(31,252,453)	(4,454,877)	(4,499,713)	(44,836)
Euro, Expiring 06/21/17	CITI	EUR	(157,435,750)	(167,869,551)	(168,589,757)	(720,206)
Euro, Expiring 06/21/17	JPMC	EUR	(191,993,622)	(203,978,824)	(205,595,983)	(1,617,159)
British Pound, Expiring 06/21/17	CITI	GBP	(34,892,800)	(43,565,494)	(43,801,210)	(235,716)
British Pound, Expiring 06/21/17	JPMC	GBP	(52,339,200)	(65,348,157)	(65,701,813)	(353,656)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(78,483,000)	(10,124,486)	(10,115,688)	8,798
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(106,578,000)	(13,749,283)	(13,736,858)	12,425
Hungarian Forint, Expiring 06/21/17	CITI	HUF	(495,600,000)	(1,713,687)	(1,717,950)	(4,263)
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	(743,400,000)	(2,570,527)	(2,576,925)	(6,398)
Israeli Shekel, Expiring 06/21/17	CITI	ILS	(155,503,637)	(42,500,776)	(43,036,672)	(535,896)
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	(224,255,454)	(61,251,156)	(62,064,197)	(813,041)
Indian Rupee, Expiring 06/21/17*	CITI	INR	(48,000,000)	(708,746)	(735,296)	(26,550)
Indian Rupee, Expiring 06/21/17*	JPMC	INR	(72,000,000)	(1,063,118)	(1,102,944)	(39,826)
Japanese Yen, Expiring 06/21/17	CITI	JPY	(208,125,200)	(1,833,348)	(1,875,294)	(41,946)
Japanese Yen, Expiring 06/21/17	JPMC	JPY	(312,187,800)	(2,750,019)	(2,812,941)	(62,922)
Korean Won, Expiring 06/21/17*	CITI	KRW	(90,183,775,584)	(79,454,670)	(80,767,148)	(1,312,478)
Korean Won, Expiring 06/21/17*	JPMC	KRW	(133,025,663,376)	(117,217,657)	(119,135,655)	(1,917,998)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	(24,131,600)	(16,819,817)	(16,881,886)	(62,069)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	(36,197,400)	(25,229,694)	(25,322,829)	(93,135)
Swedish Krona, Expiring 06/21/17	CITI	SEK	(1,127,650,107)	(126,188,406)	(126,332,853)	(144,447)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(1,457,043,161)	(162,568,851)	(163,235,401)	(666,550)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	(89,004,600)	(63,187,677)	(63,665,847)	(478,170)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	(133,506,899)	$(94,781,400)	$(95,498,771)	$(717,371)
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	(427,705,474)	(14,009,049)	(14,138,562)	(129,513)
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	(641,558,210)	(21,013,548)	(21,207,843)	(194,295)
South African Rand, Expiring 06/21/17	CITI	ZAR	(12,000,000)	(943,612)	(882,214)	61,398
South African Rand, Expiring 06/21/17	JPMC	ZAR	(18,000,000)	(1,415,142)	(1,323,321)	91,821

				(2,515,543,076)	(2,533,450,891)	(17,907,815)

				$39,303,314	$26,551,854	$(12,751,460)

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	56-57 months maturity 11/19/2021	$(13,174,152)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
Germany
TUI AG	97,179	$1,390,216	$(44,456)

Ireland
Paddy Power Betfair plc	2,746	300,839	(4,762)

Isle of Man
Paysafe Group plc	358,673	2,047,741	54,960

South Africa
Investec plc	490,257	3,679,270	(336,278)
Mondi plc	288,758	7,001,428	(24,642)

			(360,920)

Switzerland
Coca-Cola HBC AG	37,811	950,338	25,796
IWG plc	377,237	1,403,599	103,476
Wolseley plc	28,416	1,817,844	(28,730)

			100,542

United Kingdom
Aberdeen Asset Management plc	154,730	516,909	(3,456)
Amec Foster Wheeler plc	111,990	697,104	51,875
Ashtead Group plc	510,764	10,741,431	(168,985)
Babcock International Group plc	197,221	2,284,505	(105,299)
BAE Systems plc	487,827	3,952,087	(25,961)
Barratt Developments plc	1,945,251	13,234,133	90,887
Bellway plc	319,056	11,280,837	(470,343)
Berkeley Group Holdings plc	213,411	8,430,536	150,621
Britvic plc	61,582	497,713	2,027
BT Group plc	113,815	476,658	(22,181)
Bunzl plc	67,602	1,969,206	(4,321)
Close Brothers Group plc	220,757	4,364,525	(109,016)
Compass Group plc	244,963	4,646,570	(21,617)
Daily Mail & General Trust plc	69,517	637,059	(9,106)
DCC plc	77,206	6,897,768	(101,138)
Direct Line Insurance Group plc	579,918	2,430,204	92,925
Dixons Carphone plc	433,734	1,639,948	87,573
DS Smith plc	121,470	673,716	(12,859)
GKN plc	1,260,689	5,873,469	(131,326)
Greene King plc	292,591	2,536,506	31,883
Hays plc	286,375	582,237	(18,912)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Henderson Group plc	172,063	$498,042	$4,315
Howden Joinery Group plc	356,349	1,898,278	37,603
HSBC Holdings plc	1,716,761	14,177,180	(173,820)
Inchcape plc	138,673	1,395,831	66,198
Indivior plc	1,052,918	4,383,105	(131,929)
Intermediate Capital Group plc	623,374	5,623,511	(101,627)
J Sainsbury plc	2,194,871	7,416,963	(147,149)
Johnson Matthey plc	23,216	874,745	20,975
Jupiter Fund Management plc	112,182	591,642	6,901
Kingfisher plc	536,398	2,320,911	(126,188)
Legal & General Group plc	608,640	1,905,654	(21,037)
Lloyds Banking Group plc	1,214,921	1,055,366	(44,939)
Meggitt plc	116,747	653,995	(2,397)
Micro Focus International plc	266,928	7,349,947	263,999
National Grid plc	254,662	3,142,128	88,845
Persimmon plc	504,999	13,331,415	(81,953)
Playtech plc	307,564	3,496,903	91,617
Provident Financial plc	59,008	2,170,654	46,509
Prudential plc	93,342	2,008,935	(37,244)
Reckitt Benckiser Group plc	49,491	4,584,138	(66,022)
Rentokil Initial plc	807,959	2,506,194	(7,375)
Rightmove plc	34,355	1,706,488	9,739
Royal Mail plc	1,342,557	6,961,878	188,634
RPC Group plc	188,366	2,161,177	(317,823)
Sage Group plc (The)	360,472	2,885,569	(38,040)
Sky plc	364,777	4,522,101	(60,951)
Smiths Group plc	24,241	472,588	19,951
SSE plc	205,169	3,865,957	(74,212)
Standard Chartered plc	91,513	829,997	45,318
Taylor Wimpey plc	5,799,384	14,144,435	(116,980)
Travis Perkins plc	41,731	775,928	15,750
Whitbread plc	36,294	1,774,740	26,154
William Hill plc	772,817	2,713,020	105,309
Wm Morrison Supermarkets plc	3,350,215	10,006,386	75,350
WPP plc	322,940	6,821,986	256,561

			(876,687)

Total of Long Equity Positions			(1,131,323)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock
Australia
BHP Billiton plc	(572,817)	$(9,567,781)	$732,698

Chile
Antofagasta plc	(1,186,398)	(12,676,124)	289,366

Jordan
Hikma Pharmaceuticals plc	(109,648)	(2,977,279)	253,705

Netherlands
Royal Dutch Shell plc	(190,814)	(4,986,130)	(43,398)

South Africa
Mediclinic International plc	(97,071)	(929,694)	62,685

Switzerland
Glencore plc	(1,570,899)	(6,738,348)	574,847

United Kingdom
Anglo American plc	(49,861)	(807,563)	45,737
ASOS plc	(23,469)	(1,741,919)	(32,893)
Associated British Foods plc	(78,798)	(2,595,030)	21,038
AstraZeneca plc	(138,927)	(8,522,813)	(19,397)
Aviva plc	(898,896)	(6,036,886)	38,495
Balfour Beatty plc	(172,671)	(573,403)	(8,963)
BP plc	(1,740,070)	(9,903,017)	(113,029)
British American Tobacco plc	(9,126)	(593,735)	(11,739)
BTG plc	(161,088)	(1,169,583)	(14,294)
Burberry Group plc	(255,497)	(5,713,786)	199,983
Capita plc	(1,038,976)	(7,404,169)	46,385
Centrica plc	(1,383,682)	(3,752,469)	(15,280)
Cobham plc	(1,393,462)	(2,246,596)	(76,595)
Croda International plc	(38,348)	(1,739,772)	26,906
Diageo plc	(377,294)	(10,962,864)	158,974
Drax Group plc	(258,371)	(1,101,783)	47,597
easyJet plc	(50,907)	(638,149)	(16,349)
Experian plc	(404,100)	(8,312,749)	68,604
G4S plc	(945,216)	(3,562,657)	(40,617)
Hargreaves Lansdown plc	(343,617)	(5,674,201)	76,967
IMI plc	(173,412)	(2,774,426)	179,983
Imperial Brands plc	(58,106)	(2,767,272)	(48,758)
Inmarsat plc	(728,164)	(7,244,053)	(513,603)
International Consolidated Airlines Group SA	(530,714)	(3,679,847)	162,627
Intertek Group plc	(111,583)	(5,455,324)	(37,101)
ITV plc	(980,184)	(2,554,166)	(136,603)
John Wood Group plc	(58,700)	(539,427)	(21,341)
Just Eat plc	(511,877)	(3,733,938)	108,442
Man Group plc	(539,918)	(977,943)	(19,525)
NEX Group plc	(29,868)	(218,542)	5,663
Next plc	(104,751)	(5,208,651)	(458,049)
Old Mutual plc	(571,344)	(1,584,456)	146,569

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Pearson plc	(296,874)	$(2,418,559)	$(112,843)
Pennon Group plc	(200,066)	(2,141,115)	(68,908)
Petrofac Ltd.	(453,637)	(5,175,492)	(64,622)
Rio Tinto plc	(345,862)	(14,966,017)	1,038,957
Rolls-Royce Holdings plc	(784,709)	(7,518,677)	105,484
Rotork plc	(415,078)	(1,344,249)	79,004
Royal Bank of Scotland Group plc	(3,054,668)	(9,324,730)	62,217
RSA Insurance Group plc	(637,382)	(4,703,658)	22,786
Schroders plc	(16,387)	(646,279)	24,364
Serco Group plc	(2,139,860)	(3,122,115)	29,787
Severn Trent plc	(87,062)	(2,592,725)	(4,253)
Smith & Nephew plc	(224,457)	(3,489,551)	72,014
Spectris plc	(22,802)	(714,554)	1,641
Spirax-Sarco Engineering plc	(9,551)	(575,242)	4,281
Sports Direct International plc	(191,518)	(704,735)	(36,332)
St James’s Place plc	(56,052)	(752,825)	6,720
Standard Life plc	(580,853)	(2,618,660)	35,981
Tesco plc	(5,491,473)	(12,910,421)	129,769
Thomas Cook Group plc	(999,417)	(1,116,741)	48,906
United Utilities Group plc	(104,341)	(1,305,934)	6,787
Weir Group plc (The)	(27,908)	(677,438)	6,106
Worldpay Group plc	(456,152)	(1,653,095)	(33,401)

			1,104,279

United States
Shire plc	(111,383)	(6,711,001)	221,037

Total of Short Equity Positions			3,195,219

Total of Long and Short Equity Positions			2,063,896

Net Cash and Other Receivables/ (Payables) (b)			(15,238,048)

Swaps, at Value			$(13,174,152)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at March 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	57 months maturity 11/22/2021	$(43,826,853)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
Canada
Waste Connections, Inc.	54,932	$4,812,043	$34,058

Panama
Copa Holdings SA	20,913	2,315,696	31,788

Sweden
Autoliv, Inc.	11,509	1,187,268	(10,358)

United States
3M Co.	54,267	10,438,800	(55,895)
Aaron’s, Inc.	127,205	3,825,054	(41,978)
AbbVie, Inc.	26,090	1,713,852	(13,828)
Accenture plc	72,618	9,093,226	(387,780)
Activision Blizzard, Inc.	339,830	16,695,848	248,076
Adobe Systems, Inc.	12,234	1,553,840	38,170
AdvanSix, Inc.	32,845	871,025	26,300
Aetna, Inc.	302,952	39,929,074	(1,287,546)
Aflac, Inc.	388,189	28,155,348	(42,701)
AGCO Corp.	151,400	9,227,830	(116,578)
Air Lease Corp.	81,271	3,177,696	(28,445)
Air Products & Chemicals, Inc.	4,639	647,280	(19,669)
Akamai Technologies, Inc.	101,643	6,606,795	(538,708)
Alaska Air Group, Inc.	191,564	17,884,415	(218,383)
Alleghany Corp.	3,972	2,496,874	(55,444)
Allstate Corp. (The)	300,352	24,884,163	(408,479)
Alphabet, Inc.	7,306	6,373,535	(179,508)
Amdocs Ltd.	202,822	12,540,484	(170,370)
AMERCO	22,444	8,366,323	189,105
Ameren Corp.	461,142	25,385,867	(212,125)
American Eagle Outfitters, Inc.	445,132	6,360,936	(115,734)
American Electric Power Co., Inc.	373,250	24,809,928	246,345
American Financial Group, Inc.	110,663	10,607,461	(47,997)
American International Group, Inc.	89,648	5,595,828	897
Ameriprise Financial, Inc.	103,377	13,517,974	(112,044)
AmerisourceBergen Corp.	7,572	659,532	10,590
Amgen, Inc.	85,404	14,399,968	(387,734)
AmTrust Financial Services, Inc.	246,217	4,328,495	216,671
Analog Devices, Inc.	29,973	2,495,552	(39,265)
Antero Resources Corp.	213,486	5,012,651	(143,036)
Anthem, Inc.	281,454	47,254,106	(707,243)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AO Smith Corp.	283,705	$14,800,890	$(286,542)
Apple, Inc.	79,552	11,138,263	290,177
Applied Materials, Inc.	534,710	21,003,409	(203,190)
Aramark	23,846	894,463	(15,261)
Arch Capital Group Ltd.	47,092	4,501,995	(39,086)
Archer-Daniels-Midland Co.	166,317	7,437,696	219,538
Arrow Electronics, Inc.	245,513	18,418,420	(395,311)
Ashland Global Holdings, Inc.	13,136	1,633,593	(7,225)
Aspen Insurance Holdings Ltd.	120,656	6,575,752	(295,607)
Associated Banc-Corp.	52,681	1,322,293	(36,877)
Assurant, Inc.	91,075	9,004,408	(291,263)
Assured Guaranty Ltd.	426,188	16,512,635	(696,798)
AT&T, Inc.	285,015	12,144,489	(302,116)
Atmos Energy Corp.	97,869	7,822,669	(91,997)
Avery Dennison Corp.	165,199	13,280,348	34,692
Avnet, Inc.	228,440	10,519,662	(66,248)
Axis Capital Holdings Ltd.	131,955	9,008,568	(163,624)
Bank of America Corp.	164,180	4,081,515	(208,509)
Bank of Hawaii Corp.	36,023	2,987,221	(20,366)
Bank of New York Mellon Corp. (The)	260,321	12,471,979	(177,018)
Baxter International, Inc.	260,830	13,466,653	59,991
BB&T Corp.	464,995	21,430,704	(645,428)
Becton Dickinson and Co.	40,000	7,351,600	(14,000)
Bed Bath & Beyond, Inc.	58,747	2,331,081	(12,924)
Bemis Co., Inc.	203,424	10,012,529	(73,233)
Best Buy Co., Inc.	401,326	18,356,651	1,368,522
Big Lots, Inc.	108,188	5,410,482	(143,890)
Biogen, Inc.	64,357	17,793,990	(197,499)
Bio-Rad Laboratories, Inc.	13,490	2,661,712	27,385
BlackRock, Inc.	14,941	5,720,162	9,861
Boeing Co. (The)	123,936	22,320,874	(401,553)
BOK Financial Corp.	66,657	5,318,794	(101,551)
Booz Allen Hamilton Holding Corp.	209,496	7,881,240	(467,176)
Boston Beer Co., Inc. (The)	5,142	767,967	(24,176)
Brinker International, Inc.	129,724	5,624,833	77,834
Broadcom Ltd.	19,654	4,347,072	(43,632)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Broadridge Financial Solutions, Inc.	99,451	$6,889,965	$(132,270)
Bruker Corp.	59,157	1,377,767	2,366
Brunswick Corp.	142,830	8,708,345	32,851
Bunge Ltd.	33,686	2,706,948	(36,995)
Burlington Stores, Inc.	78,583	7,495,247	150,094
CA, Inc.	423,483	13,733,554	(300,673)
Cable One, Inc.	736	472,024	(12,414)
Cabot Corp.	167,897	10,102,363	(43,653)
Cadence Design Systems, Inc.	274,662	8,750,731	(126,345)
Campbell Soup Co.	63,150	3,738,480	(123,774)
Capital One Financial Corp.	192,889	17,018,596	(302,836)
Cardinal Health, Inc.	93,304	7,754,495	(145,554)
Carlisle Cos., Inc.	55,772	6,046,800	(112,102)
Carnival Corp.	237,317	13,678,952	301,393
Casey’s General Stores, Inc.	57,362	6,419,381	19,503
Cathay General Bancorp	27,741	1,064,661	(19,380)
CDK Global, Inc.	67,902	4,468,935	(54,626)
CDW Corp.	142,895	8,562,451	(315,980)
Celanese Corp.	116,074	10,664,112	(234,863)
Celgene Corp.	34,565	4,347,240	(46,317)
Centene Corp.	104,924	6,994,361	482,523
CH Robinson Worldwide, Inc.	8,278	653,300	(13,493)
Charles River Laboratories International, Inc.	95,656	8,609,040	(4,783)
Cheesecake Factory, Inc. (The)	151,158	9,553,186	24,185
Chemical Financial Corp.	20,286	1,051,265	(13,636)
Chemours Co. (The)	65,612	2,252,932	273,130
Chubb Ltd.	101,348	13,996,159	(187,494)
Church & Dwight Co., Inc.	100,943	5,057,244	(23,217)
Cigna Corp.	26,220	3,941,441	(100,473)
Cinemark Holdings, Inc.	104,238	4,632,337	(10,424)
Cintas Corp.	147,048	18,413,585	193,869
Cirrus Logic, Inc.	256,205	15,033,650	515,432
Cisco Systems, Inc.	495,474	16,960,075	(213,054)
Citizens Financial Group, Inc.	182,022	6,665,646	(376,786)
Citrix Systems, Inc.	78,077	6,458,529	52,312
Clorox Co. (The)	26,644	3,664,616	(72,205)
CME Group, Inc.	84,930	10,581,429	(491,745)
CMS Energy Corp.	260,160	11,631,754	7,805
CNO Financial Group, Inc.	23,455	475,362	5,465

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Comcast Corp.	456,408	$17,097,044	$59,333
Commerce Bancshares, Inc.	192,854	11,168,659	(337,979)
Commercial Metals Co.	623,422	11,885,711	40,352
Computer Sciences Corp.	124,355	8,279,556	302,183
Conagra Brands, Inc.	119,340	4,867,738	(53,562)
Conduent, Inc.	31,790	504,641	28,796
ConocoPhillips	40,919	1,869,589	171,041
Consolidated Edison, Inc.	469,464	35,998,500	460,075
Constellation Brands, Inc.	105,765	17,107,489	33,845
Convergys Corp.	355,694	7,522,928	–
Cooper Cos., Inc. (The)	5,757	1,123,421	27,346
CoreLogic, Inc.	49,502	1,980,080	35,641
Corning, Inc.	559,517	15,243,901	(136,942)
Costco Wholesale Corp.	21,742	3,637,083	8,833
CR Bard, Inc.	21,630	5,425,886	(49,965)
Cracker Barrel Old Country Store, Inc.	73,774	11,936,207	(187,697)
Crane Co.	94,408	7,071,286	(6,735)
Crown Holdings, Inc.	35,933	1,937,148	(34,496)
CSX Corp.	117,531	5,509,853	(38,785)
Cummins, Inc.	124,234	19,164,573	(380,392)
Curtiss-Wright Corp.	53,413	5,115,363	(240,893)
Danaher Corp.	104,095	9,021,914	(118,668)
Darden Restaurants, Inc.	175,251	13,434,742	1,228,510
Dean Foods Co.	361,670	6,983,848	126,585
Delta Air Lines, Inc.	519,505	24,162,178	(285,728)
Deluxe Corp.	184,422	13,689,076	(379,341)
Devon Energy Corp.	68,764	2,700,680	168,154
DeVry Education Group, Inc.	28,528	949,866	61,452
Diamond Offshore Drilling, Inc.	44,857	698,424	51,137
Dick’s Sporting Goods, Inc.	85,618	4,139,630	26,542
Discover Financial Services	190,464	13,391,524	(365,691)
Dow Chemical Co. (The)	374,142	23,956,312	(183,330)
DR Horton, Inc.	453,317	15,258,650	(158,661)
Dr Pepper Snapple Group, Inc.	151,651	14,496,319	353,347
Dril-Quip, Inc.	112,113	5,975,623	140,141
DST Systems, Inc.	53,326	6,281,270	251,165
DTE Energy Co.	241,355	24,352,720	292,040
Duke Energy Corp.	117,557	9,620,865	19,985

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
East West Bancorp, Inc.	47,479	$2,551,250	$(100,859)
Eastman Chemical Co.	86,420	6,833,986	148,750
Eaton Corp. plc	132,171	9,678,012	122,468
eBay, Inc.	807,917	27,186,422	(64,648)
Edison International	203,372	16,188,411	2,034
Electronic Arts, Inc.	207,011	18,546,116	(14,491)
Eli Lilly & Co.	74,332	6,240,915	11,150
EMCOR Group, Inc.	65,031	4,135,321	(41,620)
EnerSys	21,230	1,624,537	51,359
Entergy Corp.	338,140	25,499,137	185,977
Equifax, Inc.	115,865	15,771,544	71,836
Euronet Worldwide, Inc.	24,205	2,020,875	49,136
Everest Re Group Ltd.	75,361	17,782,925	(162,769)
Exelon Corp.	605,030	21,787,130	(18,151)
Expedia, Inc.	23,971	3,144,995	(120,574)
Expeditors International of Washington, Inc.	32,749	1,847,044	2,947
FactSet Research Systems, Inc.	9,833	1,769,350	(147,790)
Fair Isaac Corp.	44,026	5,770,831	(93,679)
Federated Investors, Inc.	44,970	1,167,871	16,639
FedEx Corp.	49,555	9,642,907	27,751
Fidelity National Information Services, Inc.	35,462	2,901,855	(78,371)
Fifth Third Bancorp	744,612	19,620,526	(707,381)
First American Financial Corp.	138,533	5,355,686	85,890
Fiserv, Inc.	74,210	8,741,196	(184,041)
Flex Ltd.	633,173	10,637,306	–
Foot Locker, Inc.	132,347	10,014,698	(113,818)
Ford Motor Co.	244,575	3,052,296	(205,443)
Fortune Brands Home & Security, Inc.	143,208	8,741,416	(27,210)
Franklin Resources, Inc.	77,037	3,206,448	39,891
FTI Consulting, Inc.	15,364	623,317	9,218
Fulton Financial Corp.	263,396	4,901,013	(199,394)
GameStop Corp.	193,180	4,759,955	(403,746)
GATX Corp.	117,183	7,006,013	137,462
General Dynamics Corp.	84,188	16,271,015	(511,021)
General Mills, Inc.	81,886	4,967,205	(135,112)
General Motors Co.	514,572	18,694,401	(499,135)
Genpact Ltd.	225,055	5,502,595	69,767
Gilead Sciences, Inc.	239,652	16,550,367	(273,203)
Goodyear Tire & Rubber Co. (The)	432,304	15,839,619	(276,675)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Graham Holdings Co.	7,021	$4,134,667	$74,774
Graphic Packaging Holding Co.	90,031	1,166,802	(8,103)
Great Plains Energy, Inc.	108,881	3,146,661	34,842
Greif, Inc.	11,558	639,284	(2,554)
Hancock Holding Co.	63,490	2,866,225	25,745
Hanover Insurance Group, Inc. (The)	101,385	9,233,132	(102,399)
Harris Corp.	34,915	3,921,304	(36,312)
Hartford Financial Services Group, Inc. (The)	62,317	3,039,823	(44,245)
Hasbro, Inc.	19,012	1,905,953	(8,175)
Hawaiian Electric Industries, Inc.	158,483	5,287,580	(8,511)
HCA Holdings, Inc.	198,725	16,691,121	993,417
HD Supply Holdings, Inc.	187,598	7,746,855	(31,887)
Herc Holdings, Inc.	12,649	610,820	7,589
Herman Miller, Inc.	163,876	4,940,861	229,426
Hewlett Packard Enterprise Co.	1,637,834	37,424,507	1,392,159
Hill-Rom Holdings, Inc.	18,291	1,281,650	9,694
Home Depot, Inc. (The)	35,601	5,325,910	(98,615)
Honeywell International, Inc.	121,546	15,455,789	(278,340)
Hormel Foods Corp.	219,567	7,667,280	(63,674)
HP, Inc.	943,176	16,562,171	301,816
Hubbell, Inc.	20,675	2,490,304	(8,270)
Huntington Ingalls Industries, Inc.	175,957	37,605,530	(2,371,900)
Huntsman Corp.	525,158	12,014,233	873,145
IDACORP, Inc.	65,242	5,370,069	42,407
Illinois Tool Works, Inc.	89,290	12,098,795	(270,549)
Ingersoll-Rand plc	270,558	21,912,492	89,284
Ingredion, Inc.	160,496	19,259,520	69,013
Intel Corp.	697,896	24,600,015	573,093
InterActiveCorp	28,107	2,080,199	(8,151)
Intercontinental Exchange, Inc.	142,806	8,768,288	(218,493)
InterDigital, Inc.	88,438	7,557,027	75,172
International Business Machines Corp.	109,853	19,270,041	(140,240)
International Game Technology plc	411,680	10,168,496	(411,680)
International Paper Co.	289,841	14,886,234	(168,108)
Interpublic Group of Cos., Inc. (The)	321,727	7,908,050	(3,217)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intuit, Inc.	6,025	$746,618	$(47,778)
Intuitive Surgical, Inc.	1,977	1,482,414	32,897
ITT, Inc.	146,213	5,955,564	42,093
j2 Global, Inc.	49,789	4,276,377	(98,582)
Jabil Circuit, Inc.	394,378	11,358,086	47,325
Jack Henry & Associates, Inc.	72,597	6,903,975	(145,194)
Jacobs Engineering Group, Inc.	99,542	5,520,599	(17,918)
JB Hunt Transport Services, Inc.	20,026	1,828,660	8,525
JetBlue Airways Corp.	557,648	11,242,184	250,942
JM Smucker Co. (The)	92,775	12,853,976	(693,029)
John Wiley & Sons, Inc.	62,561	3,375,166	(9,384)
Johnson & Johnson	176,894	22,653,046	(620,898)
Johnson Controls International plc	37,430	1,565,624	10,927
JPMorgan Chase & Co.	355,111	32,201,465	(1,008,515)
Juniper Networks, Inc.	221,560	6,280,434	(114,419)
KB Home	523,133	10,185,400	214,485
KeyCorp	273,802	4,776,054	92,145
Kimberly-Clark Corp.	40,729	5,427,547	(66,388)
KLA-Tencor Corp.	24,182	2,289,794	9,189
Kroger Co. (The)	217,395	6,424,022	(13,044)
L3 Technologies, Inc.	120,242	20,376,209	(501,409)
Lam Research Corp.	89,174	11,278,728	167,647
Lancaster Colony Corp.	36,095	4,807,493	(157,013)
Lear Corp.	220,064	31,867,185	(710,524)
Leggett & Platt, Inc.	70,855	3,583,846	(18,422)
Leidos Holdings, Inc.	195,498	10,547,117	(549,349)
Lennar Corp.	51,883	2,740,979	(85,088)
Lennox International, Inc.	31,861	5,481,048	(150,703)
Lincoln National Corp.	201,645	13,337,567	(139,902)
Littelfuse, Inc.	5,056	800,661	7,844
Lockheed Martin Corp.	39,585	10,766,328	(173,382)
Lowe’s Cos., Inc.	42,663	3,563,640	(56,315)
LyondellBasell Industries NV	289,559	25,888,230	516,656
M&T Bank Corp.	60,399	9,535,481	(189,943)
Mallinckrodt plc	48,473	2,273,384	(112,942)
ManpowerGroup, Inc.	107,644	11,128,823	(87,777)
Marathon Petroleum Corp.	34,739	1,764,394	(8,685)
MarketAxess Holdings, Inc.	44,787	8,511,769	(114,655)
Marriott International, Inc.	39,626	3,500,165	231,812

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
McCormick & Co., Inc.	21,419	$2,184,738	$(95,315)
McKesson Corp.	16,815	2,469,376	23,616
Merck & Co., Inc.	193,001	12,330,089	(66,805)
Meredith Corp.	125,597	7,861,742	251,824
MetLife, Inc.	109,632	5,849,964	(59,201)
Michael Kors Holdings Ltd.	12,940	489,520	3,623
Microchip Technology, Inc.	6,406	467,643	4,992
Micron Technology, Inc.	533,813	13,772,375	1,654,820
Microsemi Corp.	12,806	668,659	(8,766)
Microsoft Corp.	253,846	16,466,990	251,308
Minerals Technologies, Inc.	56,140	4,235,763	64,561
Mohawk Industries, Inc.	17,949	4,131,860	(12,744)
Molina Healthcare, Inc.	119,378	5,474,675	(31,038)
Molson Coors Brewing Co.	137,521	13,503,956	(341,821)
Morgan Stanley	340,097	15,311,167	(741,411)
MSA Safety, Inc.	9,400	653,654	10,832
MSC Industrial Direct Co., Inc.	79,170	8,075,830	59,679
MSCI, Inc.	95,808	9,324,993	(13,413)
Murphy Oil Corp.	226,079	6,023,067	440,531
Murphy USA, Inc.	141,893	9,949,537	468,247
Mylan NV	16,821	705,468	(49,618)
Nasdaq, Inc.	233,461	16,547,716	(333,849)
Navient Corp.	281,259	4,216,072	(64,690)
NCR Corp.	87,994	3,859,608	159,958
NeuStar, Inc.	238,702	7,865,231	47,740
NewMarket Corp.	3,466	1,567,156	3,739
NextEra Energy, Inc.	59,422	7,738,527	(110,525)
NiSource, Inc.	328,052	7,709,222	95,135
Norfolk Southern Corp.	128,710	14,657,772	(246,113)
Northern Trust Corp.	47,306	4,195,096	(99,343)
Northrop Grumman Corp.	144,451	35,282,157	(925,931)
Nu Skin Enterprises, Inc.	131,946	6,972,451	355,830
NVIDIA Corp.	127,440	13,517,561	364,478
NVR, Inc.	6,102	12,564,323	291,859
Oceaneering International, Inc.	63,501	1,646,581	73,026
Old Dominion Freight Line, Inc.	17,699	1,538,725	(24,222)
Old Republic International Corp.	396,347	7,994,319	122,868
Omnicom Group, Inc.	117,593	9,988,349	149,343

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ON Semiconductor Corp.	191,314	$2,900,747	$62,707
ONE Gas, Inc.	156,720	10,397,320	196,952
Oracle Corp.	233,144	10,645,355	(244,801)
Orbital ATK, Inc.	68,445	6,988,919	(281,309)
Oshkosh Corp.	315,880	22,156,257	(490,048)
Owens Corning	418,966	25,984,271	(272,328)
PACCAR, Inc.	101,993	7,066,219	(212,289)
Packaging Corp. of America	109,202	10,085,897	(80,809)
PAREXEL International Corp.	40,338	2,546,538	(807)
Parker-Hannifin Corp.	106,334	16,882,856	164,610
Patterson-UTI Energy, Inc.	38,841	997,437	(54,766)
Paychex, Inc.	31,074	1,952,690	(122,432)
Penske Automotive Group, Inc.	50,256	2,467,067	(114,584)
People’s United Financial, Inc.	292,483	5,504,530	(181,339)
PepsiCo, Inc.	91,195	10,158,211	42,862
Pfizer, Inc.	329,528	11,311,049	(37,896)
PG&E Corp.	207,614	13,829,178	(51,913)
Pilgrim’s Pride Corp.	499,042	10,874,125	356,815
Pinnacle Foods, Inc.	118,017	6,958,282	(128,639)
Pinnacle West Capital Corp.	345,432	28,750,305	51,815
PNC Financial Services Group, Inc. (The)	214,667	26,638,683	(827,123)
Popular, Inc.	287,433	11,718,643	(11,497)
Primerica, Inc.	12,217	981,101	23,136
Procter & Gamble Co. (The)	291,574	26,533,234	(335,310)
Progressive Corp. (The)	35,291	1,422,580	(39,879)
Prudential Financial, Inc.	204,416	22,469,407	(662,308)
Public Service Enterprise Group, Inc.	516,019	23,081,530	(196,087)
PulteGroup, Inc.	141,898	3,365,821	(24,123)
PVH Corp.	11,655	1,103,146	102,797
Qorvo, Inc.	45,083	3,039,496	51,395
QUALCOMM, Inc.	57,461	3,306,881	(12,067)
Quanta Services, Inc.	129,505	4,775,492	30,439
Quest Diagnostics, Inc.	62,322	6,173,617	(54,220)
Quintiles IMS Holdings, Inc.	65,101	5,306,383	(63,799)
Raymond James Financial, Inc.	102,144	7,893,000	(103,498)
Raytheon Co.	193,874	30,432,402	(866,617)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regions Financial Corp.	1,136,275	$16,751,721	$(241,645)
Reinsurance Group of America, Inc.	192,357	24,931,239	(505,747)
Reliance Steel & Aluminum Co.	180,240	14,844,566	(421,762)
RenaissanceRe Holdings Ltd.	37,361	5,532,791	(128,522)
Republic Services, Inc.	367,633	23,296,903	(205,874)
Rockwell Automation, Inc.	26,728	4,169,301	(7,484)
Ross Stores, Inc.	63,892	4,322,294	(113,728)
Rowan Cos. plc	1,007,583	15,046,743	651,400
Royal Caribbean Cruises Ltd.	86,864	8,495,299	26,928
RPC, Inc.	34,120	612,387	12,350
RPM International, Inc.	35,518	1,998,243	(43,687)
Ryder System, Inc.	157,107	11,819,160	32,992
S&P Global, Inc.	46,753	6,077,422	35,065
SCANA Corp.	266,039	18,058,727	(673,079)
Science Applications International Corp.	99,123	8,672,669	(1,297,918)
Scotts Miracle-Gro Co. (The)	25,699	2,370,219	29,811
Scripps Networks Interactive, Inc.	96,965	7,673,810	(74,663)
Seagate Technology plc	168,909	7,722,415	35,575
Sensient Technologies Corp.	29,356	2,398,972	(72,216)
Service Corp. International	22,734	700,596	1,430
Sherwin-Williams Co. (The)	9,109	2,854,578	(29,058)
Skechers U.S.A., Inc.	112,168	3,131,731	(52,719)
Skyworks Solutions, Inc.	121,796	11,905,249	28,323
Snap-on, Inc.	33,653	5,817,931	(141,679)
Sonoco Products Co.	180,454	9,598,348	(48,723)
Southern Co. (The)	261,507	13,250,560	(232,741)
Southwest Airlines Co.	311,260	16,552,807	180,531
Southwest Gas Holdings, Inc.	28,242	2,341,943	(399)
Spectrum Brands Holdings, Inc.	76,979	10,948,891	(248,040)
Spirit AeroSystems Holdings, Inc.	410,997	24,405,002	(600,056)
Spirit Airlines, Inc.	30,483	1,551,890	65,843
Stanley Black & Decker, Inc.	107,653	14,138,068	165,786
State Street Corp.	141,250	11,103,663	141,250

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Steel Dynamics, Inc.	378,353	$13,749,348	$(597,798)
Stryker Corp.	28,269	3,750,166	(28,552)
SunTrust Banks, Inc.	563,857	32,171,012	(989,720)
Synaptics, Inc.	30,806	1,562,172	(36,967)
Synchrony Financial	126,561	4,444,822	(103,780)
SYNNEX Corp.	111,320	13,324,382	(863,221)
Synopsys, Inc.	158,076	11,248,427	153,595
Sysco Corp.	25,128	1,325,251	(20,605)
TE Connectivity Ltd.	87,162	6,560,048	(62,120)
Tech Data Corp.	214,130	20,332,905	(226,098)
TEGNA, Inc.	251,895	6,566,903	(113,353)
Teledyne Technologies, Inc.	19,218	2,526,398	(96,090)
Teleflex, Inc.	55,828	10,948,987	(133,429)
Teradyne, Inc.	228,116	7,032,816	61,591
Texas Instruments, Inc.	191,388	15,732,094	(313,876)
Texas Roadhouse, Inc.	125,976	5,561,840	47,871
Textron, Inc.	225,873	10,783,177	(33,881)
Thermo Fisher Scientific, Inc.	14,420	2,276,774	(61,862)
Thomson Reuters Corp.	56,164	2,440,887	(12,918)
Thor Industries, Inc.	139,580	13,711,560	(293,735)
Timken Co. (The)	29,827	1,340,724	7,457
TJX Cos., Inc. (The)	21,516	1,704,498	(3,012)
TopBuild Corp.	23,358	1,109,271	(11,445)
Torchmark Corp.	147,554	11,567,097	(199,537)
Toro Co. (The)	143,481	8,841,299	120,524
Total System Services, Inc.	77,203	4,122,640	4,632
Transocean Ltd.	415,030	5,149,462	17,662
Travelers Cos., Inc. (The)	219,735	27,058,168	(571,311)
Trinity Industries, Inc.	426,537	11,601,356	(276,798)
Trustmark Corp.	152,039	4,957,559	(124,239)
Tupperware Brands Corp.	15,755	981,668	6,486
Tyson Foods, Inc.	431,788	26,701,770	(56,132)
U.S. Bancorp	676,576	36,454,028	(1,610,364)
UGI Corp.	301,059	14,829,391	42,924
Ulta Beauty, Inc.	6,940	2,004,341	(24,845)
UMB Financial Corp.	12,984	954,778	23,047
Union Pacific Corp.	135,559	14,232,129	126,280
United Continental Holdings, Inc.	476,389	31,818,021	1,834,098
United Parcel Service, Inc.	61,881	6,692,430	(52,599)
United Rentals, Inc.	71,196	8,646,648	256,412
United States Steel Corp.	47,574	1,774,034	(165,558)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Therapeutics Corp.	146,119	$20,702,921	$(921,331)
UnitedHealth Group, Inc.	149,356	25,345,713	(849,836)
Universal Health Services, Inc.	36,970	4,439,358	161,559
Unum Group	396,494	18,839,173	(247,569)
Urban Outfitters, Inc.	61,281	1,446,844	9,192
Vail Resorts, Inc.	6,140	1,160,460	17,806
Valero Energy Corp.	72,467	4,992,976	(189,139)
Validus Holdings Ltd.	162,048	9,183,260	(45,373)
Valmont Industries, Inc.	11,875	1,822,219	24,344
Vantiv, Inc.	25,562	1,661,786	(22,750)
Varex Imaging Corp.	24,858	775,933	59,296
Vectren Corp.	33,033	1,896,425	39,640
Versum Materials, Inc.	41,161	1,228,244	31,282
Vishay Intertechnology, Inc.	294,509	4,815,222	29,451
VMware, Inc.	106,386	9,851,344	(48,938)
VWR Corp.	146,253	4,119,947	4,388
Wal-Mart Stores, Inc.	308,450	21,557,571	675,506
Walt Disney Co. (The)	53,306	5,957,479	86,889
Waste Management, Inc.	322,227	23,696,574	(199,781)
Waters Corp.	21,457	3,359,952	(6,008)
WebMD Health Corp.	15,568	795,680	24,442
WellCare Health Plans, Inc.	211,956	30,555,733	(837,383)
Wells Fargo & Co.	258,711	15,178,574	(778,720)
Werner Enterprises, Inc.	231,780	6,339,183	(266,547)
West Pharmaceutical Services, Inc.	49,522	4,095,965	(54,474)
Western Alliance Bancorp	27,530	1,309,815	41,633
Western Digital Corp.	142,321	10,797,524	948,228
Western Union Co. (The)	111,511	2,274,824	(5,576)
Westlake Chemical Corp.	117,623	7,830,652	(61,653)
WestRock Co.	67,811	3,595,881	(67,674)
WGL Holdings, Inc.	3,855	318,307	(154)
Whirlpool Corp.	75,997	13,125,442	(104,876)
Woodward, Inc.	103,786	7,118,742	(69,597)
World Fuel Services Corp.	87,481	3,235,047	(63,861)
Worthington Industries, Inc.	157,495	8,183,440	(1,081,991)
WR Berkley Corp.	38,568	2,803,508	(79,450)
Wyndham Worldwide Corp.	117,724	9,919,424	3,532
Xcel Energy, Inc.	635,271	27,856,633	381,163

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Xerox Corp.	725,812	$5,341,976	$(14,516)
Xilinx, Inc.	33,767	2,028,721	(73,950)
Xylem, Inc.	95,410	4,690,356	101,135

			(29,591,575)

Total of Long Equity Positions			(29,536,087)

Short Positions

Common Stock
Australia
Atlassian Corp. plc	(22,579)	(663,136)	(13,105)

Ireland
XL Group Ltd.	(165,517)	(6,655,439)	57,931

Norway
Golar LNG Ltd.	(137,795)	(3,750,780)	(97,834)

United Kingdom
Liberty Global plc	(399,634)	(14,930,326)	595,455
Pentair plc	(140,305)	(8,820,975)	12,627

			608,082

United States
3D Systems Corp.	(178,470)	(2,550,657)	(119,255)
ABIOMED, Inc.	(41,981)	(5,204,385)	(51,637)
Acadia Healthcare Co., Inc.	(451,607)	(18,800,399)	(889,666)
Acuity Brands, Inc.	(3,443)	(711,889)	9,517
Acxiom Corp.	(102,180)	(2,919,283)	10,218
Adient plc	(47,166)	(3,246,293)	(181,260)
Advance Auto Parts, Inc.	(84,311)	(12,848,996)	349,048
Advanced Micro Devices, Inc.	(241,862)	(3,286,230)	(232,862)
AECOM	(44,669)	(1,592,450)	2,680
Agilent Technologies, Inc.	(122,708)	(6,541,563)	53,992
Agios Pharmaceuticals, Inc.	(181,742)	(9,759,054)	(854,678)
Akorn, Inc.	(162,050)	(3,616,911)	(285,253)
Alcoa Corp.	(155,534)	(5,204,774)	(145,596)
Alexion Pharmaceuticals, Inc.	(31,438)	(3,837,951)	26,408
Align Technology, Inc.	(56,741)	(6,346,481)	(162,279)
Alkermes plc	(207,748)	(12,321,534)	168,276
Allegheny Technologies, Inc.	(589,630)	(10,625,133)	35,378
Allegion plc	(109,968)	(8,289,757)	(34,820)
Allergan plc	(123,698)	(29,363,431)	(190,495)
Alliance Data Systems Corp.	(40,696)	(9,950,637)	(182,667)
Alliant Energy Corp.	(55,555)	(2,197,756)	(2,778)
Allison Transmission Holdings, Inc.	(184,030)	(6,711,574)	75,452

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Allscripts Healthcare Solutions, Inc.	(614,142)	$(7,344,809)	$(442,512)
Ally Financial, Inc.	(64,937)	(1,373,418)	53,248
Alnylam Pharmaceuticals, Inc.	(273,609)	(15,002,854)	980,393
AMETEK, Inc.	(223,946)	(12,162,507)	51,508
Amphenol Corp.	(63,706)	(4,544,786)	10,830
Anadarko Petroleum Corp.	(8,968)	(567,226)	11,210
Aon plc	(103,063)	(12,255,221)	22,674
Apache Corp.	(68,919)	(3,530,031)	(11,716)
AptarGroup, Inc.	(6,599)	(508,651)	594
Arconic, Inc.	(488,398)	(13,398,578)	534,175
Arista Networks, Inc.	(59,843)	(7,665,888)	(249,545)
Armstrong World Industries, Inc.	(140,354)	(6,526,461)	63,159
ARRIS International plc	(279,666)	(7,298,829)	(98,336)
Arthur J Gallagher & Co.	(185,435)	(10,556,815)	72,320
Artisan Partners Asset Management, Inc.	(279,609)	(7,759,150)	41,941
Ascena Retail Group, Inc.	(1,132,087)	(4,720,803)	(101,888)
athenahealth, Inc.	(147,223)	(16,851,302)	260,742
Autodesk, Inc.	(185,364)	(15,971,815)	(56,610)
Avangrid, Inc.	(65,588)	(2,787,490)	(15,741)
Avis Budget Group, Inc.	(243,948)	(7,977,100)	761,118
Avon Products, Inc.	(2,003,176)	(8,843,065)	29,091
Axalta Coating Systems Ltd.	(527,209)	(17,082,771)	106,641
B/E Aerospace, Inc.	(120,914)	(7,798,953)	47,156
Ball Corp.	(217,782)	(16,331,236)	158,745
BancorpSouth, Inc.	(61,903)	(1,968,515)	95,950
Bank of the Ozarks, Inc.	(300,762)	(16,229,118)	586,486
BankUnited, Inc.	(17,212)	(660,941)	18,761
BioMarin Pharmaceutical, Inc.	(228,192)	(20,554,725)	524,032
Bio-Techne Corp.	(73,230)	(7,675,236)	231,407
Bioverativ, Inc.	(20,130)	(1,025,402)	(70,878)
Black Hills Corp.	(27,775)	(1,851,204)	4,999
Black Knight Financial Services, Inc.	(20,723)	(828,920)	35,229
Blue Buffalo Pet Products, Inc.	(189,039)	(4,491,995)	144,098
BorgWarner, Inc.	(218,776)	(9,354,862)	212,213
Bristol-Myers Squibb Co.	(298,488)	(16,781,410)	549,632
Brookdale Senior Living, Inc.	(1,254,715)	(15,305,075)	(1,545,748)
Brown & Brown, Inc.	(118,693)	(5,194,006)	242,134

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Brown-Forman Corp.	(78,980)	$(3,695,474)	$48,178
Buffalo Wild Wings, Inc.	(11,839)	(1,810,775)	2,368
Cabot Oil & Gas Corp.	(460,903)	(10,412,228)	(607,963)
CalAtlantic Group, Inc.	(138,092)	(5,174,307)	2,762
CarMax, Inc.	(132,794)	(8,192,062)	328,001
Carpenter Technology Corp.	(160,678)	(6,149,147)	155,858
Caterpillar, Inc.	(62,269)	(5,785,413)	9,340
CBOE Holdings, Inc.	(42,029)	(3,386,277)	(21,014)
CBS Corp.	(87,454)	(5,855,045)	(210,764)
CEB, Inc.	(70,483)	(5,589,302)	49,338
CenterPoint Energy, Inc.	(139,231)	(3,853,914)	15,315
Cerner Corp.	(194,732)	(11,023,779)	(436,200)
CF Industries Holdings, Inc.	(1,078,300)	(31,583,407)	(64,698)
Charles Schwab Corp. (The)	(77,382)	(3,316,593)	158,633
Cheniere Energy, Inc.	(503,527)	(22,975,937)	(825,784)
Chesapeake Energy Corp.	(1,071,659)	(5,669,076)	(696,578)
Chevron Corp.	(47,150)	(5,077,112)	14,617
Chicago Bridge & Iron Co. NV	(209,968)	(6,248,648)	(207,868)
Chico’s FAS, Inc.	(288,223)	(4,107,178)	14,411
Chipotle Mexican Grill, Inc.	(84,772)	(34,127,512)	(3,640,110)
Choice Hotels International, Inc.	(33,192)	(2,097,734)	19,915
Ciena Corp.	(206,874)	(4,919,464)	35,169
Cimarex Energy Co.	(17,914)	(2,166,161)	25,617
Clean Harbors, Inc.	(75,748)	(4,353,995)	140,891
Coach, Inc.	(105,701)	(4,167,087)	(201,535)
Coca-Cola Co. (The)	(55,776)	(2,344,265)	(22,868)
Cognex Corp.	(167,612)	(13,534,669)	(536,358)
Cognizant Technology Solutions Corp.	(23,840)	(1,396,070)	(22,886)
Colfax Corp.	(273,819)	(10,837,756)	87,622
Colgate-Palmolive Co.	(235,866)	(17,444,649)	181,617
Colony NorthStar, Inc.	(58,376)	(764,726)	11,091
Comerica, Inc.	(136,779)	(9,760,549)	380,246
CommVault Systems, Inc.	(114,711)	(5,809,860)	(17,459)
Compass Minerals International, Inc.	(97,280)	(6,707,456)	107,008
comScore, Inc.	(160,588)	(3,508,848)	41,753
Concho Resources, Inc.	(27,564)	(3,596,275)	58,711
Core Laboratories NV	(47,304)	(5,225,057)	(239,501)
CoStar Group, Inc.	(22,012)	(4,514,441)	(46,886)
Coty, Inc.	(1,342,124)	(25,871,729)	1,539,021

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Covanta Holding Corp.	(758,153)	$(11,865,094)	$(37,908)
Cree, Inc.	(75,449)	(2,024,297)	7,545
Cullen/Frost Bankers, Inc.	(8,887)	(814,405)	23,728
CVS Health Corp.	(69,479)	(5,443,257)	(10,844)
Cypress Semiconductor Corp.	(1,423,366)	(19,893,983)	308,466
Dana, Inc.	(25,830)	(504,460)	5,683
DaVita, Inc.	(118,798)	(8,054,504)	(20,196)
Deckers Outdoor Corp.	(31,226)	(1,727,627)	(137,502)
Delphi Automotive plc	(82,775)	(6,775,134)	112,574
Denbury Resources, Inc.	(471,818)	(1,099,336)	(117,955)
DENTSPLY SIRONA, Inc.	(69,689)	(4,388,082)	36,700
DexCom, Inc.	(362,553)	(28,601,806)	(2,117,310)
Diebold Nixdorf, Inc.	(380,525)	(11,149,382)	(532,735)
Discovery Communications, Inc.	(231,050)	(6,471,710)	(249,534)
DISH Network Corp.	(170,484)	(10,887,108)	63,079
Dollar General Corp.	(157,290)	(10,864,725)	(103,107)
Dollar Tree, Inc.	(198,817)	(14,936,910)	(662,271)
Dominion Resources, Inc.	(263,974)	(20,357,675)	(118,788)
Domino’s Pizza, Inc.	(35,507)	(6,562,759)	18,819
Donaldson Co., Inc.	(186,720)	(8,424,806)	(74,688)
Dun & Bradstreet Corp. (The)	(6,112)	(639,525)	(20,204)
Dunkin’ Brands Group, Inc.	(259,478)	(14,668,291)	480,034
Eaton Vance Corp.	(81,626)	(3,745,001)	75,096
Ecolab, Inc.	(36,471)	(4,573,828)	2,553
Edgewell Personal Care Co.	(33,448)	(2,503,248)	56,862
Edwards Lifesciences Corp.	(73,986)	(6,991,295)	31,432
Emerson Electric Co.	(10,959)	(658,342)	2,336
Endo International plc	(1,003,478)	(10,680,505)	(518,309)
Ensco plc	(443,723)	(3,784,957)	(186,364)
Envision Healthcare Corp.	(357,071)	(22,816,837)	921,243
EQT Corp.	(42,513)	(2,433,851)	(163,693)
Estee Lauder Cos., Inc. (The)	(48,042)	(4,129,690)	56,209
Esterline Technologies Corp.	(47,848)	(4,313,497)	196,177
Extended Stay America, Inc.	(81,207)	(1,331,795)	37,355
Exxon Mobil Corp.	(131,299)	(10,753,885)	(13,946)
Facebook, Inc.	(26,287)	(3,675,974)	(58,094)
Fastenal Co.	(213,035)	(11,050,125)	78,823

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FireEye, Inc.	(1,339,906)	$(14,712,545)	$(2,183,670)
First Data Corp.	(1,736,701)	(27,652,300)	733,434
First Horizon National Corp.	(400,395)	(7,611,509)	204,201
First Solar, Inc.	(50,977)	(1,523,061)	141,584
FirstEnergy Corp.	(348,086)	(10,907,483)	(168,613)
Fitbit, Inc.	(1,961,278)	(11,003,304)	(607,461)
FleetCor Technologies, Inc.	(40,156)	(6,514,508)	433,685
FLIR Systems, Inc.	(32,674)	(1,200,443)	15,030
Flowers Foods, Inc.	(71,781)	(1,410,497)	17,227
Flowserve Corp.	(207,651)	(9,757,520)	(296,941)
Fluor Corp.	(38,072)	(2,041,040)	37,691
FMC Corp.	(207,837)	(12,717,546)	(1,745,831)
FNB Corp.	(178,534)	(2,714,761)	59,961
Fortinet, Inc.	(168,635)	(6,261,418)	(205,735)
Fossil Group, Inc.	(289,847)	(4,844,542)	(213,288)
Freeport-McMoRan, Inc.	(660,560)	(8,436,514)	(388,568)
Frontier Communications Corp.	(4,675,457)	(11,495,828)	1,490,350
Gap, Inc. (The)	(187,328)	(4,405,832)	(144,365)
Gartner, Inc.	(59,468)	(6,597,718)	175,769
General Electric Co.	(126,594)	(3,782,629)	10,128
Genesee & Wyoming, Inc.	(158,331)	(10,878,923)	134,581
Gentex Corp.	(109,091)	(2,388,002)	61,091
Genworth Financial, Inc.	(26,954)	(112,129)	1,078
GoDaddy, Inc.	(103,100)	(3,816,141)	(91,349)
Graco, Inc.	(59,930)	(5,648,402)	6,592
Granite Construction, Inc.	(31,965)	(1,518,589)	(85,735)
Groupon, Inc.	(2,212,388)	(8,971,800)	277,115
Guess?, Inc.	(65,251)	(737,336)	9,788
Guidewire Software, Inc.	(114,345)	(6,485,257)	44,204
H&R Block, Inc.	(456,531)	(10,905,499)	291,153
Hain Celestial Group, Inc. (The)	(245,086)	(9,156,413)	39,214
Halliburton Co.	(153,074)	(7,623,578)	90,806
Halyard Health, Inc.	(131,967)	(5,138,795)	112,172
Hanesbrands, Inc.	(470,609)	(9,560,552)	(209,291)
HEICO Corp.	(7,552)	(663,217)	4,682
Henry Schein, Inc.	(11,806)	(2,021,777)	15,112
Hershey Co. (The)	(84,249)	(9,183,983)	(20,220)
Hertz Global Holdings, Inc.	(383,331)	(7,872,892)	1,149,267
Hess Corp.	(195,322)	(9,211,928)	(204,546)
Hexcel Corp.	(13,221)	(710,012)	(11,194)
HollyFrontier Corp.	(293,876)	(8,166,590)	(161,856)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hologic, Inc.	(215,791)	$(9,190,539)	$8,632
HSN, Inc.	(43,764)	(1,593,358)	(30,287)
IDEX Corp.	(6,458)	(598,205)	(5,683)
IDEXX Laboratories, Inc.	(64,106)	(9,740,907)	(170,522)
IHS Markit Ltd.	(173,386)	(6,996,125)	(277,418)
Illumina, Inc.	(135,890)	(21,856,110)	(1,332,159)
Incyte Corp.	(60,310)	(8,923,468)	861,830
Inovalon Holdings, Inc.	(107,228)	(1,287,905)	(63,168)
Integrated Device Technology, Inc.	(50,016)	(1,223,391)	39,513
Intrexon Corp.	(97,107)	(1,905,368)	(19,293)
Ionis Pharmaceuticals, Inc.	(267,608)	(10,548,092)	(209,750)
IPG Photonics Corp.	(36,820)	(4,472,157)	27,983
Jazz Pharmaceuticals plc	(35,298)	(4,757,111)	(365,687)
JC Penney Co., Inc.	(2,333,916)	(13,817,330)	(559,592)
Juno Therapeutics, Inc.	(355,076)	(7,966,441)	87,305
Kansas City Southern	(78,088)	(6,569,543)	(127,283)
Kate Spade & Co.	(692,832)	(16,496,882)	402,395
KBR, Inc.	(538,759)	(7,618,074)	(479,474)
Kellogg Co.	(76,429)	(5,740,582)	191,073
Kennametal, Inc.	(244,472)	(9,487,958)	(102,678)
Keysight Technologies, Inc.	(20,716)	(808,338)	59,662
Kinder Morgan, Inc.	(438,144)	(9,323,704)	(201,546)
KLX, Inc.	(241,199)	(11,203,694)	422,098
Knowles Corp.	(335,365)	(6,412,179)	57,012
Kosmos Energy Ltd.	(574,647)	(3,334,591)	(492,558)
L Brands, Inc.	(388,480)	(19,284,155)	986,747
Landstar System, Inc.	(5,617)	(479,130)	(1,966)
Laredo Petroleum, Inc.	(204,087)	(2,747,011)	(232,659)
Las Vegas Sands Corp.	(34,217)	(1,908,019)	(44,746)
Legg Mason, Inc.	(307,661)	(11,008,111)	(101,528)
Liberty Broadband Corp.	(45,050)	(3,862,137)	(30,183)
Liberty Expedia Holdings, Inc.	(11,683)	(535,244)	3,902
Liberty Interactive Corp. QVC Group	(204,703)	(3,987,395)	(110,759)
LifePoint Health, Inc.	(11,600)	(712,558)	(47,242)
Lions Gate Entertainment Corp.	(224,622)	(5,660,474)	(305,486)
LivaNova plc	(140,216)	(6,947,703)	75,717
Live Nation Entertainment, Inc.	(317,866)	(9,297,581)	(356,010)
Loews Corp.	(314,390)	(14,837,914)	133,893
LogMeIn, Inc.	(31,597)	(3,002,598)	(78,110)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lululemon Athletica, Inc.	(81,652)	$(5,201,973)	$966,684
Macy’s, Inc.	(345,132)	(10,148,861)	(80,852)
Madison Square Garden Co. (The)	(33,422)	(6,621,248)	(53,460)
Manhattan Associates, Inc.	(13,812)	(694,458)	(24,456)
Marathon Oil Corp.	(133,775)	(2,068,161)	(45,484)
Markel Corp.	(3,092)	(3,030,686)	13,327
Marsh & McLennan Cos., Inc.	(193,902)	(14,569,796)	242,377
Mastercard, Inc.	(114,890)	(12,963,039)	41,360
Mattel, Inc.	(420,527)	(10,657,624)	(112,072)
MAXIMUS, Inc.	(7,717)	(480,152)	154
McDonald’s Corp.	(14,213)	(1,828,360)	(13,787)
MDU Resources Group, Inc.	(143,180)	(3,903,087)	(15,750)
Mead Johnson Nutrition Co.	(234,179)	(20,521,106)	(339,560)
MEDNAX, Inc.	(41,043)	(2,895,584)	48,020
Medtronic plc	(22,378)	(1,840,143)	37,371
Mercury General Corp.	(57,133)	(3,404,157)	(80,385)
Mettler-Toledo International, Inc.	(1,183)	(570,005)	3,454
Michaels Cos., Inc. (The)	(81,754)	(1,787,283)	(43,189)
Middleby Corp. (The)	(63,251)	(8,814,027)	183,428
Mondelez International, Inc.	(88,583)	(3,964,089)	147,934
Monster Beverage Corp.	(196,461)	(9,129,543)	58,938
Moody’s Corp.	(42,658)	(4,775,137)	(4,266)
Mosaic Co. (The)	(104,798)	(3,056,958)	(1,048)
Motorola Solutions, Inc.	(20,961)	(1,775,816)	(31,442)
Nabors Industries Ltd.	(350,538)	(4,645,943)	64,411
National Fuel Gas Co.	(117,617)	(7,109,444)	97,119
National Instruments Corp.	(234,952)	(7,635,940)	(14,097)
National Oilwell Varco, Inc.	(144,657)	(5,686,467)	(112,832)
Netflix, Inc.	(74,306)	(10,782,544)	(200,626)
NetScout Systems, Inc.	(394,924)	(14,750,411)	(236,954)
Neurocrine Biosciences, Inc.	(258,605)	(11,388,895)	191,299
New Jersey Resources Corp.	(12,088)	(473,850)	(4,835)
New York Times Co. (The)	(67,375)	(977,450)	7,250
Newell Brands, Inc.	(45,305)	(2,193,668)	56,631

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Newfield Exploration Co.	(87,860)	$(2,944,341)	$(298,572)
Newmont Mining Corp.	(425,212)	(14,033,910)	18,922
Nielsen Holdings plc	(140,165)	(5,956,840)	166,624
NIKE, Inc.	(139,429)	(8,033,753)	263,374
Noble Corp. plc	(2,269,538)	(13,291,705)	(756,736)
Noble Energy, Inc.	(98,734)	(3,328,932)	(61,594)
Nordson Corp.	(30,714)	(3,876,721)	103,813
Nordstrom, Inc.	(82,770)	(3,608,271)	(246,327)
Norwegian Cruise Line Holdings Ltd.	(93,758)	(4,801,392)	45,048
NOW, Inc.	(203,055)	(3,417,416)	(26,397)
Nuance Communications, Inc.	(35,810)	(590,693)	(29,178)
Occidental Petroleum Corp.	(403,542)	(25,846,983)	278,562
Ocwen Financial Corp.	(60,158)	(292,969)	(36,095)
Office Depot, Inc.	(1,522,944)	(7,197,150)	92,616
OGE Energy Corp.	(500,226)	(18,403,315)	905,409
Oil States International, Inc.	(14,829)	(484,908)	(6,673)
Olin Corp.	(258,239)	(8,539,964)	51,648
OneMain Holdings, Inc.	(77,942)	(2,067,022)	130,163
ONEOK, Inc.	(12,322)	(650,848)	(32,284)
OPKO Health, Inc.	(85,900)	(663,505)	(23,695)
Owens & Minor, Inc.	(17,961)	(625,761)	4,311
Owens-Illinois, Inc.	(630,138)	(12,848,514)	6,301
PacWest Bancorp	(110,004)	(6,139,323)	280,510
Palo Alto Networks, Inc.	(232,528)	(26,921,822)	720,567
Pandora Media, Inc.	(1,115,815)	(12,809,556)	(368,219)
Panera Bread Co.	(20,705)	(4,983,150)	(438,868)
Parsley Energy, Inc.	(176,278)	(5,357,076)	(373,722)
Patheon NV	(64,826)	(1,748,846)	41,329
Patterson Cos., Inc.	(183,722)	(8,355,677)	45,931
PayPal Holdings, Inc.	(122,700)	(5,285,916)	7,362
PBF Energy, Inc.	(282,040)	(6,077,518)	(175,309)
PerkinElmer, Inc.	(8,512)	(487,482)	(6,724)
Perrigo Co. plc	(252,714)	(17,546,619)	768,937
Phillips 66	(10,685)	(841,680)	(4,786)
Pitney Bowes, Inc.	(584,671)	(7,483,199)	(181,838)
Platform Speciality Products Corp.	(1,580,254)	(20,685,525)	110,618
PolyOne Corp.	(20,964)	(708,730)	(5,933)
Praxair, Inc.	(89,945)	(10,642,292)	(25,185)
Premier, Inc.	(332,770)	(10,323,673)	(268,396)
Prestige Brands Holdings, Inc.	(13,079)	(748,250)	21,580
Priceline Group, Inc. (The)	(738)	(1,308,201)	(5,417)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Principal Financial Group, Inc.	(18,755)	$(1,189,817)	$6,189
ProAssurance Corp.	(28,956)	(1,757,629)	13,030
Prosperity Bancshares, Inc.	(29,797)	(2,190,675)	113,527
PTC, Inc.	(117,110)	(6,580,411)	426,280
QEP Resources, Inc.	(96,578)	(1,154,527)	(72,980)
QIAGEN NV	(182,070)	(5,349,217)	74,649
Ralph Lauren Corp.	(116,192)	(9,296,218)	(187,373)
Range Resources Corp.	(342,330)	(9,350,093)	(611,710)
Red Hat, Inc.	(55,420)	(4,635,883)	(157,947)
Regeneron Pharmaceuticals, Inc.	(38,303)	(14,100,570)	(742,225)
ResMed, Inc.	(28,642)	(2,051,913)	(9,452)
RH	(445,875)	(16,171,886)	(4,454,291)
Rice Energy, Inc.	(76,341)	(1,578,932)	(230,350)
Robert Half International, Inc.	(74,986)	(3,714,806)	53,240
Rollins, Inc.	(28,507)	(1,051,908)	(6,557)
Roper Technologies, Inc.	(57,858)	(12,204,567)	257,468
Royal Gold, Inc.	(128,845)	(8,354,310)	(671,282)
RR Donnelley & Sons Co.	(115,920)	(1,437,975)	34,184
Sabre Corp.	(165,513)	(3,523,725)	16,505
salesforce.com, Inc.	(246,794)	(20,456,652)	98,615
Sally Beauty Holdings, Inc.	(248,192)	(5,097,129)	24,084
Santander Consumer USA Holdings, Inc.	(314,513)	(4,406,327)	217,014
SBA Communications Corp.	(33,125)	(3,830,906)	(156,350)
Schlumberger Ltd.	(157,326)	(12,259,064)	(28,097)
Sealed Air Corp.	(244,364)	(11,249,844)	600,461
Seattle Genetics, Inc.	(100,194)	(6,630,481)	332,286
Sempra Energy	(225,526)	(24,979,260)	58,637
Sensata Technologies Holding NV	(403,020)	(17,732,880)	132,997
ServiceMaster Global Holdings, Inc.	(43,678)	(1,784,246)	(39,310)
ServiceNow, Inc.	(210,181)	(18,602,408)	217,876
Signature Bank	(59,148)	(9,146,055)	369,084
Signet Jewelers Ltd.	(115,927)	(7,911,702)	(118,561)
Silgan Holdings, Inc.	(20,086)	(1,229,263)	36,958
Silicon Laboratories, Inc.	(9,998)	(731,854)	(3,499)
Sirius XM Holdings, Inc.	(1,252,657)	(6,714,242)	263,058

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Six Flags Entertainment Corp.	(150,561)	$(8,940,312)	$(16,562)
SLM Corp.	(1,403,814)	(17,238,836)	252,687
SM Energy Co.	(90,306)	(1,920,809)	(248,342)
Snyder’s-Lance, Inc.	(100,550)	(4,078,308)	25,138
Sotheby’s	(269,261)	(12,811,438)	565,448
Southwestern Energy Co.	(666,059)	(5,012,938)	(428,764)
Splunk, Inc.	(363,992)	(22,702,181)	29,119
Sprouts Farmers Market, Inc.	(976,968)	(21,749,843)	(837,657)
SPX Corp.	(84,182)	(2,081,821)	40,407
Square, Inc.	(253,504)	(4,250,598)	(129,951)
SS&C Technologies Holdings, Inc.	(36,634)	(1,323,953)	27,109
Staples, Inc.	(697,319)	(6,275,871)	160,383
Starbucks Corp.	(159,598)	(8,902,376)	(416,551)
Stericycle, Inc.	(241,960)	(20,290,568)	234,504
Stifel Financial Corp.	(128,870)	(6,817,223)	349,238
SunPower Corp.	(359,716)	(2,431,713)	237,445
Superior Energy Services, Inc.	(894,030)	(12,004,363)	(744,505)
SVB Financial Group	(78,492)	(15,477,837)	871,261
Synovus Financial Corp.	(104,273)	(4,383,637)	106,358
Tableau Software, Inc.	(294,073)	(14,438,984)	(132,333)
Targa Resources Corp.	(237,566)	(13,415,352)	(814,851)
Target Corp.	(194,435)	(10,360,993)	(369,875)
Tempur Sealy International, Inc.	(333,218)	(15,253,157)	(228,152)
Tenet Healthcare Corp.	(953,084)	(16,945,929)	66,811
Teradata Corp.	(199,989)	(6,151,662)	(71,996)
TerraForm Power, Inc.	(225,168)	(2,814,600)	29,272
Tesla, Inc.	(36,531)	(9,339,197)	(827,380)
Tiffany & Co.	(127,901)	(11,820,610)	(368,355)
Time, Inc.	(374,255)	(7,177,978)	(63,857)
Toll Brothers, Inc.	(105,591)	(3,872,022)	59,131
Tractor Supply Co.	(229,904)	(16,345,739)	489,260
TransDigm Group, Inc.	(53,904)	(12,884,256)	1,016,751
TreeHouse Foods, Inc.	(108,907)	(9,391,347)	171,280
TRI Pointe Group, Inc.	(361,405)	(4,585,445)	53,427
Trimble, Inc.	(352,383)	(11,177,589)	(102,191)
TripAdvisor, Inc.	(371,258)	(15,910,489)	(113,006)
Triumph Group, Inc.	(289,864)	(7,362,546)	(101,452)
Twitter, Inc.	(1,218,947)	(18,284,938)	61,680
Tyler Technologies, Inc.	(19,952)	(3,119,495)	35,714
Ultimate Software Group, Inc. (The)	(42,348)	(8,240,323)	(26,430)
Under Armour, Inc.	(216,748)	(4,123,140)	(164,136)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Natural Foods, Inc.	(46,037)	$(2,040,360)	$50,180
USG Corp.	(128,874)	(4,395,892)	297,699
Valley National Bancorp	(399,502)	(4,897,895)	183,771
Varian Medical Systems, Inc.	(6,735)	(616,387)	2,627
Veeva Systems, Inc.	(248,075)	(12,351,654)	(369,632)
VeriFone Systems, Inc.	(752,379)	(14,268,757)	176,699
Verisk Analytics, Inc.	(11,276)	(915,498)	564
Vertex Pharmaceuticals, Inc.	(143,296)	(13,171,768)	(2,497,649)
VF Corp.	(188,972)	(10,181,669)	(206,122)
Viacom, Inc.	(61,350)	(2,662,590)	(197,547)
ViaSat, Inc.	(57,441)	(3,713,904)	48,020
Visa, Inc.	(67,306)	(6,073,693)	92,209
Vista Outdoor, Inc.	(139,173)	(2,891,281)	25,709
Visteon Corp.	(16,697)	(1,661,685)	26,214
WABCO Holdings, Inc.	(57,934)	(6,778,278)	(24,332)
Waddell & Reed Financial, Inc.	(164,099)	(2,824,144)	34,461
Walgreens Boots Alliance, Inc.	(95,590)	(8,212,137)	273,387
Weatherford International plc	(5,878,461)	(36,033,709)	(3,058,057)
Webster Financial Corp.	(68,542)	(3,703,324)	273,483
WELBILT, Inc.	(480,672)	(9,252,936)	(182,655)
Wendy’s Co. (The)	(268,639)	(3,623,940)	(32,237)
WESCO International, Inc.	(35,122)	(2,451,516)	8,780
WEX, Inc.	(42,779)	(4,569,225)	141,599
Whiting Petroleum Corp.	(662,076)	(6,064,616)	(198,623)
Whole Foods Market, Inc.	(113,233)	(3,343,770)	(21,514)
Williams Cos., Inc. (The)	(592,769)	(16,933,738)	(606,296)
Williams-Sonoma, Inc.	(75,825)	(3,760,920)	(304,817)
Willis Towers Watson plc	(4,865)	(632,255)	(4,524)
WisdomTree Investments, Inc.	(1,615,729)	(14,560,435)	(110,384)
Workday, Inc.	(286,916)	(24,254,955)	360,591
WPX Energy, Inc.	(632,959)	(7,880,340)	(594,981)
WR Grace & Co.	(224,298)	(15,871,326)	235,513
Wynn Resorts Ltd.	(204,129)	(22,793,462)	(601,763)
Yahoo!, Inc.	(215,583)	(10,044,012)	38,805
Yelp, Inc.	(200,467)	(6,828,120)	262,826
Zayo Group Holdings, Inc.	(491,969)	(16,365,581)	179,801

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Zebra Technologies Corp.	(201,123)	$(18,251,912)	$(100,561)
Zillow Group, Inc.	(93,505)	(3,399,842)	251,528
Zions Bancorp	(437,463)	(19,143,381)	769,935
Zoetis, Inc.	(270,934)	(14,630,436)	170,688
Zynga, Inc.	(2,314,614)	(6,469,591)	(127,059)

			(19,280,352)

Total of Short Common Stocks			(18,725,278)

Rights
United States
Lions Gate Entertainment Corp.	(367,534)	(8,700,324)	(260,155)

Total of Short Equity Positions and Rights			(18,985,433)

Total of Long and Short Equity Positions and Rights			(48,521,520)

Net Cash and Other Receivables/ (Payables) (b)			4,694,667

Swaps, at Value			$(43,826,853)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at March 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-57 months maturity ranging from 04/06/2017 - 11/19/2021	$12,183,318

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stock
France
Aeroports de Paris	3,847	$463,162	$12,118
Air France-KLM	293,965	2,399,483	(175,775)
Arkema SA	55,034	5,424,747	(7,155)
Atos SE	173,635	20,627,352	830,571
BNP Paribas SA	147,003	9,448,773	333,404
Capgemini SA	69,923	6,289,498	164,789
Christian Dior SE	12,577	2,795,531	123,934
Cie Generale des Etablissements Michelin	180,393	20,881,666	1,039,301
CNP Assurances	150,855	3,014,803	52,900
Dassault Systemes SE	10,629	877,117	42,204
Eiffage SA	36,897	2,777,232	110,304
Eutelsat Communications SA	21,882	482,380	5,316
Faurecia	80,082	3,595,804	206,396
Ipsen SA	27,602	2,656,852	102,853
Lagardere SCA	115,023	3,176,378	207,059
Orange SA	754,142	11,952,379	(243,886)
Orpea	7,503	688,163	31,796
Peugeot SA	636,470	12,856,511	(65,056)
Publicis Groupe SA	59,140	3,973,940	155,228
Rexel SA	85,765	1,503,352	50,507
Sanofi	10,138	893,167	23,260
Schneider Electric SE	18,130	1,299,740	32,248
SCOR SE	115,749	4,419,559	(45,050)
SEB SA	18,345	2,453,278	109,097
Societe BIC SA	7,988	1,012,877	(17,685)
Societe Generale SA	108,220	5,438,166	44,837
Sodexo SA	46,754	5,245,408	248,019
Teleperformance	74,280	7,928,221	91,732
Thales SA	126,288	12,024,044	174,889
TOTAL SA	167,740	8,392,826	88,680
Valeo SA	179,764	11,601,611	356,602
Veolia Environnement SA	39,345	679,468	58,325
Vinci SA	80,996	6,193,066	238,716

			4,380,478

United Kingdom
TechnipFMC plc	30,742	950,637	52,579

Total of Long Equity Positions			4,433,057

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock
France
Accor SA	(322,594)	$(13,019,993)	$(398,035)
Air Liquide SA	(53,126)	(5,978,062)	(87,797)
Airbus SE	(82,082)	(6,099,153)	(160,565)
Alstom SA	(171,846)	(4,866,700)	(263,570)
Bollore SA	(5,835)	(21,851)	(353)
Bollore SA (LSE)	(1,289,009)	(4,943,633)	(45,686)
Bureau Veritas SA	(133,103)	(2,580,332)	(225,289)
Carrefour SA	(104,871)	(2,440,944)	(29,939)
Casino Guichard Perrachon SA	(26,384)	(1,465,684)	(8,476)
Cie Plastic Omnium SA	(37,290)	(1,356,560)	1,048
Edenred	(405,416)	(9,286,118)	(282,625)
Electricite de France SA	(162,351)	(1,339,899)	(24,238)
Engie SA	(659,638)	(8,783,897)	(537,859)
Essilor International SA	(108,038)	(12,952,936)	(164,082)
Hermes International	(19,891)	(9,251,578)	(164,517)
Iliad SA	(29,350)	(6,612,082)	57,279
Ingenico Group SA	(82,793)	(8,241,145)	432,415
JCDecaux SA	(62,673)	(2,133,388)	(67,855)
Kering	(4,624)	(1,184,579)	(10,563)
LVMH Moet Hennessy Louis Vuitton SE	(16,847)	(3,621,029)	(81,814)
Natixis SA	(1,470,295)	(8,889,507)	(161,871)
Pernod Ricard SA	(56,653)	(6,648,144)	(49,417)
Remy Cointreau SA	(62,843)	(5,963,224)	(184,735)
Safran SA	(44,925)	(3,331,185)	(21,745)
SFR Group SA	(190,655)	(5,797,379)	(190,000)
Suez	(86,991)	(1,268,838)	(104,060)
Vivendi SA	(484,871)	(8,836,786)	(569,056)
Zodiac Aerospace	(254,213)	(6,038,567)	(315,863)

			(3,659,268)

Luxembourg
SES SA	(46,733)	(974,778)	(111,717)

Total of Short Equity Positions			(3,770,985)

Total of Long and Short Equity Positions			662,072

Net Cash and Other Receivables/ (Payables) (b)			11,521,246

Swaps, at Value			$12,183,318

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(6,010,000)	$—	$(6,010,000)

BARC
Cash	—	170,839,989	170,839,989

CITI
Investment Companies	32,905,013	—	32,905,013

GSCO
Cash	—	1,739,532	1,739,532
U.S. Treasury Bills	—	22,934,954	22,934,954

GSIN
Investment Companies	703,353,210	—	703,353,210

JPMC
Investment Companies	81,369,597	—	81,369,597

JPMS
Cash	—	12,405,265	12,405,265

MSCL
Cash	—	9,537,489	9,537,489

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$12,952,558	$—	$12,952,558

GSCO
Cash	—	7,275,491	7,275,491

GSIN
Cash	2,370,000	—	2,370,000

JPPC
Cash	—	11,721,027	11,721,027

MACQ
Cash	5,241,948	—	5,241,948

MSCL
Cash	—	46,046,371	46,046,371

SOCG
Cash	875,506	—	875,506

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 107.9%
COMMON STOCKS - 19.5%

Belgium - 0.3%
Ageas (a)	4,403	171,940
bpost SA (a)	9,131	214,230
Colruyt SA (a)	1,072	52,646
KBC Group NV (a)	6,779	449,400
Proximus SADP (a)	1,423	44,593
Solvay SA (a)	1,451	177,037
UCB SA (a)	710	55,073
Umicore SA (a)	3,638	207,181

		1,372,100

Denmark - 0.6%
Danske Bank A/S (a)	6,594	224,829
DSV A/S (a)	2,729	141,152
FLSmidth & Co. A/S	647	34,548
GN Store Nord A/S (a)	5,337	124,593
H Lundbeck A/S (a)	7,242	336,127
ISS A/S (a)	9,268	350,375
Jyske Bank A/S (Registered) (a)	2,286	115,622
TDC A/S (a)	18,087	93,153
Vestas Wind Systems A/S (a)	8,421	684,966
William Demant Holding A/S* (a)	17,312	361,766

		2,467,131

Finland - 0.7%
Amer Sports OYJ	1,024	23,153
Cargotec OYJ, Class B (a)	6,021	297,854
Elisa OYJ (a)	2,530	89,438
Huhtamaki OYJ (a)	1,839	65,443
Kesko OYJ, Class B (a)	5,346	254,869
Metso OYJ (a)	4,014	121,469
Neste OYJ (a)	25,504	997,278
Orion OYJ, Class B (a)	3,346	174,542
Stora Enso OYJ, Class R (a)	27,198	321,595
UPM-Kymmene OYJ (a)	28,373	666,172

		3,011,813

Germany - 2.7%
adidas AG (a)	4,104	780,712
Allianz SE (Registered) (a)	1,290	239,226
Aurubis AG (a)	2,434	163,206
Brenntag AG (a)	1,627	91,188
Covestro AG(a)(b)	13,148	1,012,905
Deutsche Lufthansa AG (Registered) (a)	66,562	1,079,826
Deutsche Post AG (Registered) (a)	1,619	55,408
Duerr AG (a)	399	35,605
Evonik Industries AG (a)	7,219	235,299
Freenet AG (a)	10,573	343,683
Hannover Rueck SE (a)	4,250	489,735
HeidelbergCement AG (a)	2,392	224,006
Hella KGaA Hueck & Co. (a)	2,921	129,429
Henkel AG & Co. KGaA (Preference) (a)	4,256	545,513
HOCHTIEF AG (a)	2,824	466,688
Infineon Technologies AG (a)	28,797	589,398
KION Group AG (a)	3,378	220,493
Krones AG (a)	313	35,097
LANXESS AG (a)	571	38,304

INVESTMENTS	SHARES	VALUE ($)
Germany - 2.7% (continued)
MAN SE	239	24,636
METRO AG (a)	2,222	70,999
MTU Aero Engines AG (a)	1,264	164,328
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	2,186	427,915
OSRAM Licht AG (a)	4,567	286,403
Rheinmetall AG (a)	4,465	374,327
RHOEN-KLINIKUM AG	506	13,803
Salzgitter AG (a)	2,844	102,801
SAP SE (a)	4,818	472,684
Siemens AG (Registered) (a)	3,767	515,974
Software AG (a)	11,969	472,819
STADA Arzneimittel AG (a)	7,300	447,105
Suedzucker AG (a)	31,160	780,896
Talanx AG (a)	7,822	275,781

		11,206,192

Italy - 1.3%
A2A SpA	423,093	639,097
Assicurazioni Generali SpA (a)	6,409	101,686
Autogrill SpA	8,579	85,162
Banca Monte dei Paschi di Siena SpA (3)*(c)	1,320	16,631
BPER Banca (a)	10,014	49,993
Brembo SpA	1,389	102,758
Buzzi Unicem SpA	15,615	399,143
Davide Campari-Milano SpA (a)	14,962	173,553
Enel SpA (a)	329,683	1,551,312
Ferrari NV	1,601	119,325
Hera SpA	12,075	33,543
Italgas SpA*	9,140	40,051
Leonardo SpA (a)	9,940	140,954
Mediobanca SpA (a)	43,186	389,377
Poste Italiane SpA (b)	59,892	398,931
Prysmian SpA (a)	14,735	389,555
Recordati SpA	9,684	327,903
Snam SpA (a)	12,936	55,909
Terna Rete Elettrica Nazionale SpA (a)	63,275	313,684
UnipolSai Assicurazioni SpA (a)	43,126	95,262

		5,423,829

Japan - 9.5%
ABC-Mart, Inc. (a)	1,200	70,334
Advantest Corp. (a)	6,700	125,213
Air Water, Inc. (a)	2,000	36,979
Aisin Seiki Co. Ltd. (a)	4,500	221,635
Alfresa Holdings Corp. (a)	15,600	271,192
Amada Holdings Co. Ltd. (a)	29,300	335,397
ANA Holdings, Inc. (a)	111,000	339,494
Aozora Bank Ltd. (a)	132,000	487,307
Asahi Glass Co. Ltd.	11,000	89,249
Asahi Group Holdings Ltd. (a)	1,800	68,156
Asahi Kasei Corp. (a)	26,000	252,627
Astellas Pharma, Inc. (a)	31,000	408,857
Bandai Namco Holdings, Inc. (a)	13,500	404,671
Bridgestone Corp. (a)	3,800	154,254
Brother Industries Ltd. (a)	13,700	286,497
Central Japan Railway Co. (a)	1,100	179,674
Chubu Electric Power Co., Inc. (a)	25,300	339,854

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 9.5% (continued)
Chugoku Bank Ltd. (The) (a)	7,000	102,163
Citizen Watch Co. Ltd. (a)	9,000	57,711
Coca-Cola Bottlers Japan, Inc. (a)	3,900	126,009
Cosmos Pharmaceutical Corp. (a)	200	39,160
Dai-ichi Life Holdings, Inc. (a)	2,600	46,538
Daiichi Sankyo Co. Ltd. (a)	21,000	473,783
Daikin Industries Ltd. (a)	900	90,754
DeNA Co. Ltd. (a)	4,800	97,719
East Japan Railway Co. (a)	400	34,929
Ezaki Glico Co. Ltd. (a)	3,100	150,768
FamilyMart UNY Holdings Co. Ltd. (a)	3,300	196,901
FUJIFILM Holdings Corp. (a)	4,900	192,069
Fujitsu Ltd. (a)	83,000	509,486
Fukuoka Financial Group, Inc.	6,000	26,062
Gunma Bank Ltd. (The) (a)	5,400	28,171
Hakuhodo DY Holdings, Inc. (a)	15,300	181,994
Hankyu Hanshin Holdings, Inc. (a)	5,000	163,155
Haseko Corp. (a)	39,900	432,576
Hikari Tsushin, Inc. (a)	900	87,877
Hiroshima Bank Ltd. (The) (a)	8,000	34,026
Hisamitsu Pharmaceutical Co., Inc. (a)	4,200	240,461
Hitachi Capital Corp. (a)	4,800	116,348
Hitachi Chemical Co. Ltd. (a)	13,700	380,566
Hitachi High-Technologies Corp. (a)	13,300	543,300
Hitachi Metals Ltd. (a)	3,900	54,856
Hokuhoku Financial Group, Inc. (a)	7,600	119,314
Hoshizaki Corp. (a)	400	31,617
Idemitsu Kosan Co. Ltd. (a)	24,600	856,308
Iida Group Holdings Co. Ltd. (a)	14,400	221,597
Inpex Corp. (a)	14,100	139,040
Isuzu Motors Ltd. (a)	10,400	137,741
Ito En Ltd. (a)	1,700	62,156
ITOCHU Corp. (a)	32,800	466,952
Itochu Techno-Solutions Corp. (a)	11,200	330,511
Izumi Co. Ltd. (a)	2,400	107,779
J Front Retailing Co. Ltd. (a)	11,500	170,823
Japan Airlines Co. Ltd. (a)	12,200	387,349
Japan Post Holdings Co. Ltd.	2,000	25,150
JSR Corp.	1,500	25,380
JTEKT Corp. (a)	5,500	85,563
JXTG Holdings, Inc. (a)	43,900	216,144
Kajima Corp. (a)	64,000	418,628
Kaken Pharmaceutical Co. Ltd. (a)	1,500	84,922
Kamigumi Co. Ltd. (a)	9,000	77,998
Kaneka Corp. (a)	27,000	201,938
Kao Corp. (a)	4,100	225,158
KDDI Corp. (a)	9,400	247,227
Keihan Holdings Co. Ltd. (a)	5,000	30,630
Kewpie Corp. (a)	12,300	349,688
Kobayashi Pharmaceutical Co. Ltd. (a)	600	29,143
Konami Holdings Corp. (a)	15,200	645,612
Kuraray Co. Ltd. (a)	18,400	279,912
Kurita Water Industries Ltd. (a)	1,700	41,280
Kyocera Corp. (a)	3,000	167,602
Lion Corp. (a)	16,000	288,353
M3, Inc. (a)	1,400	34,891
Marubeni Corp. (a)	11,300	69,799
Maruichi Steel Tube Ltd.	800	22,831

INVESTMENTS	SHARES	VALUE ($)
Japan - 9.5% (continued)
Matsumotokiyoshi Holdings Co. Ltd. (a)	2,100	100,038
Mazda Motor Corp. (a)	2,600	37,531
Medipal Holdings Corp. (a)	14,000	219,970
MEIJI Holdings Co. Ltd. (a)	1,500	125,167
Miraca Holdings, Inc. (a)	1,100	50,508
Mitsubishi Chemical Holdings Corp. (a)	34,700	269,408
Mitsubishi Corp. (a)	2,400	52,014
Mitsubishi Electric Corp. (a)	19,000	273,758
Mitsubishi Gas Chemical Co., Inc. (a)	31,600	658,176
Mitsubishi Tanabe Pharma Corp. (a)	24,600	513,625
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	74,500	372,308
Mitsui & Co. Ltd. (a)	10,200	148,125
Mitsui Chemicals, Inc. (a)	59,000	292,301
Mixi, Inc.	7,400	357,950
Mizuho Financial Group, Inc. (a)	286,700	526,260
MS&AD Insurance Group Holdings, Inc. (a)	6,200	198,032
Nagoya Railroad Co. Ltd. (a)	44,000	198,426
Nankai Electric Railway Co. Ltd. (a)	16,000	78,006
Nexon Co. Ltd. (a)	8,900	141,530
NH Foods Ltd. (a)	18,000	483,561
NHK Spring Co. Ltd. (a)	40,500	448,413
Nikon Corp. (a)	4,700	68,300
Nippon Express Co. Ltd. (a)	80,000	411,782
Nippon Shokubai Co. Ltd. (a)	4,500	307,076
Nippon Telegraph & Telephone Corp. (a)	17,700	756,734
Nisshin Seifun Group, Inc. (a)	15,800	236,210
Nissin Foods Holdings Co. Ltd.	500	27,777
Nitori Holdings Co. Ltd. (a)	2,800	355,598
Nomura Research Institute Ltd. (a)	2,700	99,535
NTT Data Corp. (a)	1,200	56,984
Obayashi Corp. (a)	51,100	479,154
Oracle Corp. Japan (a)	2,700	154,789
ORIX Corp. (a)	44,100	654,556
Osaka Gas Co. Ltd. (a)	73,000	278,348
Otsuka Corp. (a)	4,500	244,509
Otsuka Holdings Co. Ltd. (a)	8,900	402,818
Park24 Co. Ltd. (a)	8,700	228,585
Pola Orbis Holdings, Inc. (a)	26,000	628,226
Renesas Electronics Corp.* (a)	4,700	49,447
Resona Holdings, Inc. (a)	162,000	870,892
Sankyo Co. Ltd. (a)	1,400	46,893
Sawai Pharmaceutical Co. Ltd. (a)	700	38,004
SCSK Corp. (a)	900	35,743
Secom Co. Ltd. (a)	800	57,486
Seiko Epson Corp. (a)	19,900	419,870
Sekisui Chemical Co. Ltd. (a)	13,300	224,212
Shimamura Co. Ltd. (a)	4,100	543,515
Shimizu Corp. (a)	24,000	215,516
Shinsei Bank Ltd. (a)	82,000	151,095
Shionogi & Co. Ltd. (a)	3,000	155,303
SoftBank Group Corp. (a)	8,100	574,413
Sojitz Corp. (a)	181,000	454,840
Sompo Holdings, Inc. (a)	10,500	385,754
Sosei Group Corp.*	900	87,889

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 9.5% (continued)
Square Enix Holdings Co. Ltd. (a)	6,700	190,192
Subaru Corp. (a)	14,000	513,496
Sugi Holdings Co. Ltd. (a)	2,100	96,503
Sumitomo Corp. (a)	18,400	248,232
Sumitomo Dainippon Pharma Co. Ltd. (a)	35,900	594,051
Sumitomo Heavy Industries Ltd. (a)	15,000	104,869
Sumitomo Mitsui Financial Group, Inc. (a)	5,600	203,833
Sumitomo Mitsui Trust Holdings, Inc. (a)	8,700	301,472
Sumitomo Rubber Industries Ltd. (a)	23,900	407,784
Sundrug Co. Ltd. (a)	2,800	94,206
Suzuken Co. Ltd. (a)	6,970	229,042
Suzuki Motor Corp. (a)	11,000	456,871
Taisei Corp. (a)	62,000	453,414
Taisho Pharmaceutical Holdings Co. Ltd. (a)	1,400	113,993
Takashimaya Co. Ltd. (a)	16,000	140,247
TDK Corp.	400	25,398
Teijin Ltd. (a)	10,200	192,601
Terumo Corp. (a)	1,000	34,763
Toho Co. Ltd. (a)	1,300	34,505
Toho Gas Co. Ltd. (a)	66,000	468,116
Tohoku Electric Power Co., Inc.	1,800	24,451
Tokyo Broadcasting System Holdings, Inc. (a)	6,900	123,772
Tokyo Century Corp. (a)	6,200	211,366
Tokyo Electron Ltd. (a)	5,700	624,016
Tokyu Corp. (a)	3,000	21,315
Toppan Printing Co. Ltd. (a)	16,000	163,538
Tosoh Corp. (a)	57,000	501,516
TOTO Ltd. (a)	2,500	94,573
Toyo Suisan Kaisha Ltd. (a)	7,300	272,343
Toyoda Gosei Co. Ltd. (a)	11,800	300,960
Toyota Boshoku Corp. (a)	4,800	111,641
Tsuruha Holdings, Inc. (a)	1,200	111,300
Welcia Holdings Co. Ltd. (a)	1,200	33,613
West Japan Railway Co. (a)	2,900	189,120
Yamada Denki Co. Ltd. (a)	46,500	232,459
Yamaguchi Financial Group, Inc. (a)	45,000	488,148
Yamaha Corp.	900	24,898
Yamazaki Baking Co. Ltd. (a)	19,500	401,497
Yokogawa Electric Corp. (a)	7,500	118,281

		39,277,163

Netherlands - 0.9%
Aalberts Industries NV	673	25,086
ABN AMRO Group NV, CVA(a)(b)	8,438	204,609
ASM International NV (a)	4,464	250,313
ASML Holding NV (a)	609	80,810
Gemalto NV (a)	1,071	59,747
Koninklijke Ahold Delhaize NV (a)	8,793	187,905
Koninklijke DSM NV (a)	6,390	432,151
Koninklijke Philips NV (a)	20,153	647,400
NN Group NV (a)	17,432	566,141
Randstad Holding NV (a)	7,444	429,132
Wolters Kluwer NV (a)	15,492	642,955

		3,526,249

INVESTMENTS	SHARES	VALUE ($)
Norway - 0.2%
Gjensidige Forsikring ASA (a)	2,284	34,795
Leroy Seafood Group ASA (a)	1,877	82,201
Marine Harvest ASA* (a)	29,682	452,781
Orkla ASA (a)	4,553	40,786
Yara International ASA (a)	2,065	79,539

		690,102

Spain - 0.8%
Aena SA (a)(b)	1,716	271,230
Almirall SA (a)	15,199	246,627
Amadeus IT Group SA, Class A (a)	1,593	80,715
Banco Santander SA (a)	29,280	179,232
Ebro Foods SA (a)	22,302	450,629
Endesa SA (a)	27,300	640,720
Gas Natural SDG SA (a)	3,104	67,896
Iberdrola SA (a)	41,978	299,928
Mediaset Espana Comunicacion SA (a)	3,372	43,418
Repsol SA (a)	63,538	984,388
Tecnicas Reunidas SA (a)	2,290	90,416

		3,355,199

Sweden - 0.8%
BillerudKorsnas AB	5,411	87,190
Boliden AB	12,499	372,037
Electrolux AB, Series B	9,716	269,734
Husqvarna AB, Class B	19,966	175,056
ICA Gruppen AB	3,140	107,099
Modern Times Group MTG AB, Class B	1,696	56,708
NCC AB, Class B	3,558	87,902
Nordea Bank AB	19,744	225,256
Saab AB, Class B	4,028	169,956
Sandvik AB	8,668	129,473
Securitas AB, Class B	20,100	313,785
Skanska AB, Class B	8,733	205,534
SKF AB, Class B	7,114	140,683
SSAB AB, Class A*	12,827	50,724
Svenska Cellulosa AB SCA, Class B	9,861	317,784
Swedbank AB, Class A	1,200	27,766
Swedish Match AB	4,175	135,683
Telia Co. AB (a)	6,320	26,496
Volvo AB, Class B	12,207	180,078

		3,078,944

Switzerland - 1.2%
ABB Ltd. (Registered) (a)	32,250	754,827
Adecco Group AG (Registered) (a)	5,551	394,146
Baloise Holding AG (Registered)	1,165	160,085
Barry Callebaut AG (Registered)*	94	122,907
DKSH Holding AG	414	32,068
Flughafen Zuerich AG (Registered)	795	169,381
Galenica AG (Registered)	84	88,557
Geberit AG (Registered) (a)	587	252,945
Georg Fischer AG (Registered)	260	236,394
Helvetia Holding AG (Registered)	108	59,797
Lonza Group AG (Registered)*	1,480	279,751
Nestle SA (Registered) (a)	1,348	103,461
Novartis AG (Registered) (a)	1,630	121,040
Partners Group Holding AG	177	95,122

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 1.2% (continued)
Roche Holding AG (a)	462	118,149
SGS SA (Registered) (a)	69	147,151
Sika AG	62	371,858
STMicroelectronics NV (a)	7,425	114,012
Straumann Holding AG (Registered)	96	44,496
Swiss Life Holding AG (Registered)* (a)	919	296,343
Swiss Re AG (a)	7,298	655,478
Temenos Group AG (Registered)	2,543	201,978

		4,819,946

United Kingdom - 0.5%
Fiat Chrysler Automobiles NV	130,545	1,426,247
Subsea 7 SA (a)	30,479	473,027

		1,899,274

TOTAL COMMON STOCKS (Cost $70,448,511)		80,127,942

SHORT-TERM INVESTMENTS - 88.4%
INVESTMENT COMPANIES - 59.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.58% (d)	494,487	494,487
Dreyfus Treasury & Agency Cash Management, Class I, 0.61% (d)	1,977,947	1,977,947
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.62% (d)(e)(f)	218,916,404	218,916,404
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.57% (d)(f)	20,563,457	20,563,457
UBS Select Treasury Preferred Fund, Class I, 0.62% (d)	2,472,434	2,472,434

TOTAL INVESTMENT COMPANIES (Cost $244,424,729)		244,424,729

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 29.0%
U.S. Treasury Bills
0.49%, 4/6/2017 (e)(g)	9,828,000	9,827,499
0.50%, 4/13/2017 (g)	1,092,000	1,091,781
0.47%, 4/20/2017 (e)(g)	15,137,000	15,131,793
0.50%, 5/4/2017 (e)(g)	5,000,000	4,997,030
0.53%, 5/11/2017 (e)(g)	18,996,000	18,981,582
0.63%, 5/18/2017 (e)(g)	13,352,000	13,339,943
0.61%, 5/25/2017 (g)	3,659,000	3,655,213
0.65%, 6/15/2017 (e)(g)	379,000	378,446
0.65%, 6/22/2017 (g)	210,000	209,649

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 29.0% (continued)
0.61%, 7/20/2017 (e)(g)	28,441,000	28,375,102
0.65%, 8/17/2017 (e)(g)	16,995,000	16,944,372
0.67%, 8/24/2017 (g)	1,129,000	1,125,329
0.67%, 8/31/2017 (g)	3,622,000	3,609,272
0.89%, 9/21/2017 (e)(g)	1,706,000	1,698,819

TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,397,644)		119,365,830

TOTAL SHORT-TERM INVESTMENTS (Cost $363,822,373)		363,790,559

TOTAL LONG POSITIONS (Cost $434,270,884)		443,918,501

	SHARES
SHORT POSITIONS - (15.5)%

COMMON STOCKS - (15.5)%
Austria - (0.1)%
ams AG	(8,290)	(447,828)

Belgium - (0.3)%
Anheuser-Busch InBev SA/NV	(8,822)	(966,673)
Telenet Group Holding NV*	(6,740)	(400,660)

		(1,367,333)

Denmark - (0.3)%
AP Moller - Maersk A/S, Class B	(34)	(56,315)
Chr Hansen Holding A/S	(2,148)	(137,788)
Coloplast A/S, Class B	(5,521)	(431,166)
Novo Nordisk A/S, Class B	(6,921)	(237,660)
Novozymes A/S, Class B	(7,348)	(291,125)
Pandora A/S	(541)	(59,877)
Tryg A/S	(6,369)	(115,478)

		(1,329,409)

Finland - (0.5)%
Fortum OYJ	(27,498)	(435,240)
Nokia OYJ	(316,324)	(1,700,192)
Nokian Renkaat OYJ	(1,256)	(52,422)
Wartsila OYJ Abp	(466)	(24,914)

		(2,212,768)

Germany - (1.8)%
Bayerische Motoren Werke AG	(2,500)	(228,104)
Beiersdorf AG	(2,950)	(279,156)
Bilfinger SE	(2,744)	(105,735)
Commerzbank AG	(99,461)	(901,148)
Continental AG	(267)	(58,540)
Daimler AG (Registered)	(5,434)	(401,027)
Deutsche Bank AG (Registered)	(64,827)	(1,114,441)
E.ON SE	(87,850)	(698,417)
GEA Group AG	(3,965)	(168,447)
HUGO BOSS AG	(6,529)	(476,117)
K+S AG (Registered)	(2,359)	(54,833)
Merck KGaA	(2,788)	(317,702)
ProSiebenSat.1 Media SE	(4,640)	(205,462)
RWE AG*	(57,690)	(956,037)
Schaeffler AG (Preference)	(2,016)	(35,415)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - (1.8)% (continued)
Symrise AG	(770)	(51,206)
Telefonica Deutschland Holding AG	(59,680)	(295,881)
thyssenkrupp AG	(13,093)	(320,749)
United Internet AG (Registered)	(6,373)	(281,888)
Volkswagen AG (Preference)	(2,898)	(422,472)

		(7,372,777)

Italy - (0.8)%
Azimut Holding SpA	(9,703)	(168,496)
Banco BPM SpA	(307,743)	(913,357)
Luxottica Group SpA	(7,206)	(397,674)
Mediaset SpA	(50,464)	(208,403)
Saipem SpA*	(668,196)	(303,494)
UniCredit SpA*	(54,142)	(834,616)
Unione di Banche Italiane SpA	(35,850)	(137,112)
Unipol Gruppo Finanziario SpA	(36,802)	(151,964)
Yoox Net-A-Porter Group SpA*	(7,900)	(187,771)

		(3,302,887)

Japan - (8.4)%
Acom Co. Ltd.*	(51,300)	(205,340)
Aeon Co. Ltd.	(33,000)	(483,204)
AEON Financial Service Co. Ltd.	(13,100)	(247,354)
Alps Electric Co. Ltd.	(35,300)	(1,000,921)
Asics Corp.	(31,000)	(498,779)
Bank of Kyoto Ltd. (The)	(60,000)	(437,945)
Benesse Holdings, Inc.	(10,700)	(334,933)
Calbee, Inc.	(18,800)	(642,136)
Casio Computer Co. Ltd.	(19,800)	(276,052)
Chiba Bank Ltd. (The)	(61,000)	(392,515)
Chiyoda Corp.	(9,000)	(58,211)
Chugai Pharmaceutical Co. Ltd.	(11,000)	(378,656)
Chugoku Electric Power Co., Inc. (The)	(36,300)	(402,739)
Concordia Financial Group Ltd.	(11,100)	(51,461)
Credit Saison Co. Ltd.	(2,200)	(39,426)
Daicel Corp.	(3,300)	(39,849)
Daido Steel Co. Ltd.	(2,000)	(9,580)
Daiwa Securities Group, Inc.	(42,000)	(256,262)
Denso Corp.	(9,800)	(432,397)
Dentsu, Inc.	(2,600)	(141,601)
Don Quijote Holdings Co. Ltd.	(4,500)	(156,629)
Eisai Co. Ltd.	(6,900)	(358,332)
Electric Power Development Co. Ltd.	(24,300)	(571,025)
FANUC Corp.	(1,700)	(349,981)
Fast Retailing Co. Ltd.	(2,000)	(629,367)
Hachijuni Bank Ltd. (The)	(42,500)	(239,812)
Hamamatsu Photonics KK	(8,600)	(248,218)
Hirose Electric Co. Ltd.	(300)	(41,562)
Hitachi Construction Machinery Co. Ltd.	(4,500)	(112,600)
Hitachi Ltd.	(6,000)	(32,579)
Hokuriku Electric Power Co.	(15,900)	(154,672)
Honda Motor Co. Ltd.	(5,500)	(166,040)
Hoya Corp.	(2,800)	(135,270)
Ibiden Co. Ltd.	(14,800)	(230,420)
IHI Corp.*	(146,000)	(461,826)
Isetan Mitsukoshi Holdings Ltd.	(4,800)	(52,758)
Iyo Bank Ltd. (The)	(72,700)	(490,545)
Japan Airport Terminal Co. Ltd.	(700)	(24,421)
Japan Post Bank Co. Ltd.	(3,000)	(37,248)

INVESTMENTS	SHARES	VALUE ($)
Japan - (8.4)% (continued)
Japan Tobacco, Inc.	(6,300)	(205,050)
JFE Holdings, Inc.	(18,400)	(316,474)
JGC Corp.	(9,300)	(161,964)
Kakaku.com, Inc.	(25,800)	(352,210)
Kansai Electric Power Co., Inc. (The)	(6,400)	(78,750)
Kansai Paint Co. Ltd.	(11,700)	(249,694)
Kawasaki Heavy Industries Ltd.	(109,000)	(331,125)
Keikyu Corp.	(38,000)	(418,031)
Keio Corp.	(14,000)	(111,222)
Keisei Electric Railway Co. Ltd.	(5,000)	(116,380)
Kikkoman Corp.	(19,000)	(567,846)
Kintetsu Group Holdings Co. Ltd.	(29,000)	(104,845)
Kirin Holdings Co. Ltd.	(10,100)	(191,055)
Kobe Steel Ltd.*	(80,900)	(740,268)
Koito Manufacturing Co. Ltd.	(2,100)	(109,449)
Kubota Corp.	(2,500)	(37,684)
Kyowa Hakko Kirin Co. Ltd.	(3,800)	(60,382)
Kyushu Electric Power Co., Inc.	(28,000)	(299,209)
Kyushu Financial Group, Inc.	(4,200)	(25,724)
Kyushu Railway Co.	(3,800)	(116,902)
LIXIL Group Corp.	(9,200)	(233,824)
Mabuchi Motor Co. Ltd.	(4,600)	(259,664)
Marui Group Co. Ltd.	(7,700)	(104,922)
MINEBEA MITSUMI, Inc.	(8,200)	(109,636)
MISUMI Group, Inc.	(2,900)	(52,648)
Mitsubishi Heavy Industries Ltd.	(68,000)	(273,615)
Mitsubishi Logistics Corp.	(14,000)	(193,271)
Mitsubishi Materials Corp.	(6,500)	(197,294)
Mitsubishi Motors Corp.	(148,900)	(893,218)
Mitsui OSK Lines Ltd.	(54,000)	(169,703)
Murata Manufacturing Co. Ltd.	(2,800)	(398,904)
Nabtesco Corp.	(1,800)	(47,898)
NGK Insulators Ltd.	(5,200)	(117,970)
NGK Spark Plug Co. Ltd.	(36,500)	(836,997)
Nintendo Co. Ltd.	(1,400)	(324,854)
Nippon Electric Glass Co. Ltd.	(4,000)	(24,231)
Nippon Paint Holdings Co. Ltd.	(12,400)	(433,091)
Nippon Steel & Sumitomo Metal Corp.	(11,200)	(258,758)
Nippon Yusen KK*	(275,000)	(580,585)
Nissan Chemical Industries Ltd.	(1,100)	(32,089)
NOK Corp.	(4,200)	(98,101)
Nomura Holdings, Inc.	(15,900)	(98,426)
NTN Corp.	(37,000)	(184,730)
Odakyu Electric Railway Co. Ltd.	(13,400)	(261,335)
Oji Holdings Corp.	(9,000)	(42,209)
Olympus Corp.	(12,100)	(467,019)
Omron Corp.	(5,100)	(224,088)
Ono Pharmaceutical Co. Ltd.	(18,300)	(379,501)
Orient Corp.	(19,200)	(34,782)
Oriental Land Co. Ltd.	(11,400)	(655,329)
Panasonic Corp.	(6,100)	(69,035)
Pigeon Corp.	(18,000)	(577,563)
Rakuten, Inc.	(60,900)	(611,901)
Ricoh Co. Ltd.	(47,300)	(390,178)
Rinnai Corp.	(600)	(47,797)
Ryohin Keikaku Co. Ltd.	(1,300)	(285,773)
Sega Sammy Holdings, Inc.	(3,200)	(43,040)
Seibu Holdings, Inc.	(21,300)	(352,341)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (8.4)% (continued)
Seven Bank Ltd.	(155,300)	(508,580)
Sharp Corp.*	(41,000)	(172,470)
Shikoku Electric Power Co., Inc.	(39,500)	(435,135)
Shimano, Inc.	(2,300)	(336,877)
Shizuoka Bank Ltd. (The)	(51,000)	(415,900)
SMC Corp.	(600)	(177,879)
Sony Financial Holdings, Inc.	(61,500)	(987,665)
Stanley Electric Co. Ltd.	(9,200)	(263,021)
Sumitomo Electric Industries Ltd.	(2,500)	(41,558)
Sumitomo Metal Mining Co. Ltd.	(31,000)	(443,335)
Suntory Beverage & Food Ltd.	(700)	(29,572)
Sysmex Corp.	(800)	(48,673)
T&D Holdings, Inc.	(27,200)	(394,254)
Taiyo Nippon Sanso Corp.	(46,300)	(541,979)
Takeda Pharmaceutical Co. Ltd.	(10,900)	(513,141)
Tobu Railway Co. Ltd.	(26,000)	(132,052)
Tokyo Electric Power Co. Holdings, Inc.*	(54,400)	(213,237)
Toray Industries, Inc.	(3,000)	(26,700)
Toyota Industries Corp.	(4,300)	(213,904)
Toyota Motor Corp.	(2,900)	(157,406)
Trend Micro, Inc.	(5,800)	(258,161)
Unicharm Corp.	(8,700)	(209,083)
USS Co. Ltd.	(7,700)	(128,963)
Yahoo Japan Corp.	(49,800)	(230,895)
Yakult Honsha Co. Ltd.	(12,400)	(690,117)
Yamaha Motor Co. Ltd.	(22,200)	(534,504)
Yamato Holdings Co. Ltd.	(1,700)	(35,622)
Yaskawa Electric Corp.	(24,800)	(499,430)
Yokohama Rubber Co. Ltd. (The)	(1,700)	(33,318)

		(34,456,681)

Luxembourg - (0.4)%
APERAM SA	(1,526)	(76,084)
ArcelorMittal*	(51,409)	(430,092)
Millicom International Cellular SA, SDR	(6,148)	(342,817)
Tenaris SA	(43,452)	(751,388)

		(1,600,381)

Netherlands - (0.5)%
Aegon NV	(40,618)	(206,902)
Altice NV, Class A*	(45,083)	(1,019,721)
Koninklijke KPN NV	(133,257)	(400,626)
Koninklijke Vopak NV	(909)	(39,589)
OCI NV*	(6,253)	(120,001)
SBM Offshore NV	(5,390)	(88,367)

		(1,875,206)

Norway - (0.3)%
Norsk Hydro ASA	(44,478)	(259,206)
Schibsted ASA, Class A	(15,435)	(397,329)
Statoil ASA	(17,896)	(307,606)
Telenor ASA	(13,920)	(231,566)

		(1,195,707)

Spain - (0.8)%
Abertis Infraestructuras SA	(11,418)	(183,803)
Atresmedia Corp. de Medios de Comunicacion SA	(10,381)	(130,967)
Banco Popular Espanol SA*	(569,467)	(552,211)
Bankia SA	(256,225)	(291,661)

INVESTMENTS	SHARES	VALUE ($)
Spain - (0.8)% (continued)
Cellnex Telecom SA (b)	(37,862)	(623,583)
Distribuidora Internacional de Alimentacion SA	(10,835)	(62,627)
Enagas SA	(3,107)	(80,607)
Ferrovial SA	(12,697)	(253,780)
Industria de Diseno Textil SA	(7,979)	(280,993)
Mapfre SA	(12,901)	(44,187)
Melia Hotels International SA	(2,959)	(40,688)
Obrascon Huarte Lain SA	(15,885)	(72,654)
Red Electrica Corp. SA	(4,139)	(79,363)
Telefonica SA	(44,803)	(501,495)
Zardoya Otis SA	(391)	(3,611)

		(3,202,230)

Sweden - (0.5)%
Alfa Laval AB	(8,724)	(164,428)
Atlas Copco AB, Class A	(2,438)	(85,937)
Getinge AB, Class B	(5,032)	(88,229)
Hennes & Mauritz AB, Class B	(16,724)	(426,810)
Hexagon AB, Class B	(1,409)	(56,550)
Swedish Orphan Biovitrum AB*	(3,210)	(46,090)
Tele2 AB, Class B	(4,489)	(42,848)
Telefonaktiebolaget LM Ericsson, Class B	(155,376)	(1,037,347)
Trelleborg AB, Class B	(1,569)	(33,590)

		(1,981,829)

Switzerland - (0.7)%
Aryzta AG*	(2,249)	(72,213)
Chocoladefabriken Lindt & Spruengli AG	(31)	(175,655)
Cie Financiere Richemont SA (Registered)	(8,236)	(651,156)
Credit Suisse Group AG (Registered)*	(86,956)	(1,293,786)
Dufry AG (Registered)*	(1,216)	(185,148)
LafargeHolcim Ltd. (Registered)*	(657)	(38,763)
OC Oerlikon Corp. AG (Registered)*	(16,524)	(176,446)
Sunrise Communications Group AG* (b)	(2,482)	(186,996)
Swatch Group AG (The)	(645)	(230,928)
Swisscom AG (Registered)	(55)	(25,353)

		(3,036,444)

United Kingdom - (0.1)%
CNH Industrial NV	(14,741)	(141,883)
Dialog Semiconductor plc*	(482)	(24,585)
RELX NV	(7,666)	(142,217)

		(308,685)

United States - 0.0% (h)
QIAGEN NV*	(5,471)	(158,818)

TOTAL COMMON STOCKS (Proceeds $(60,717,385))		(63,848,983)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
TOTAL SHORT POSITIONS (Proceeds $(60,717,385))		(63,848,983)

Total Investments In Securities At Value - 92.4% (Cost $373,553,499)		380,069,518
Other Assets In Excess Of Liabilities - 7.6% (i)		31,409,173

Net Assets - 100.0%		411,478,691

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(5,349,745)	(1.2)%
Consumer Staples	2,873,693	0.7
Energy	2,241,459	0.5
Financials	(288,855)	(0.1)
Health Care	3,072,967	0.7
Industrials	10,348,700	2.6
Information Technology	(8,604)	0.0 (h)
Materials	3,491,595	0.8
Telecommunication Services	(475,428)	(0.1)
Utilities	373,177	0.1
Short-Term Investment	363,790,559	88.4

Total Investments In Securities At Value	380,069,518	92.4
Other Assets in Excess of Liabilities (i)	31,409,173	7.6

Net Assets	$411,478,691	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $69,966,039.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 3/31/2017 amounted to $1,077,096, which represents approximately 0.26% of net assets of the fund.
(c)	Security fair valued as of 3/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2017 amounted to $16,631, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of 3/31/2017.
(e)	All or a portion of the security represents positions held in the respective Subsidiary (See Note 2).
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	Represents less than 0.05% of net assets.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

Abbreviations

CVA	Dutch Certification
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of March 31, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	BIST 30 April Futures	04/2017	TRY	896,468	$(1,380)
BANA	Bovespa Index April Futures	04/2017	BRL	(18,228,737)	194,017
MSCS	Bovespa Index April Futures	04/2017	BRL	(669,062)	5,291
CITI	Corn May Futures^	04/2017	USD	(5,884,761)	(70,726)
GSIN	Corn May Futures^	04/2017	USD	(1,098,692)	42,368
MACQ	Corn May Futures^	04/2017	USD	(3,128,097)	68,397
BANA	Hang Seng Index April Futures	04/2017	HKD	84,044,725	(102,008)
GSIN	Hang Seng Index April Futures	04/2017	HKD	51,167,624	(63,375)
MSCS	Hang Seng Index April Futures	04/2017	HKD	49,929,851	(59,357)
GSIN	H-SHARES Index April Futures	04/2017	HKD	1,043,965	(1,952)
MSCS	KOSPI Index 200 June Futures	06/2017	KRW	6,514,343,900	221,492
BANA	MSCI Taiwan Stock Index April Futures	04/2017	USD	696,371	(7,241)
GSIN	MSCI Taiwan Stock Index April Futures	04/2017	USD	183,382	(2,032)
MSCS	MSCI Taiwan Stock Index April Futures	04/2017	USD	36,712	(442)
MSCS	SGX S&P CNX Nifty Index April Futures	04/2017	USD	(511,374)	(3,713)
CITI	Soybean May Futures^	04/2017	USD	1,754,738	(193,838)
CITI	Soybean May Futures^	04/2017	USD	(1,586,484)	25,584
MACQ	Soybean May Futures^	04/2017	USD	(1,270,800)	41,000
MACQ	Soybean May Futures^	04/2017	USD	1,383,112	(153,312)
SOCG	Soybean May Futures^	04/2017	USD	957,124	(105,724)
SOCG	Soybean May Futures^	04/2017	USD	(867,753)	16,353
BANA	Swiss Market Index June Futures	06/2017	CHF	(15,623,255)	(87,924)
BANA	Taiwan Stock Exchange April Futures	04/2017	TWD	69,419,009	41,819
BANA	Tel Aviv 25 Index April Futures	04/2017	ILS	(1,393,352)	(1,117)
GSIN	WIG20 Index June Futures	06/2017	PLN	1,740,327	(10,810)

					$(208,630)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
179	GSCO	Brent Crude Futures^	04/2017	$9,297,824	$9,581,870	$284,046
13	JPPC	LME Copper Futures^	05/2017	1,926,542	1,894,269	(32,273)
4	JPPC	LME Copper Futures^	05/2017	603,909	583,450	(20,459)
4	JPPC	LME Copper Futures^	05/2017	602,827	583,375	(19,452)
4	JPPC	LME Copper Futures^	05/2017	596,886	583,300	(13,586)
4	JPPC	LME Copper Futures^	05/2017	601,011	583,252	(17,759)
4	JPPC	LME Copper Futures^	05/2017	599,660	583,286	(16,374)
4	JPPC	LME Copper Futures^	05/2017	589,385	583,320	(6,065)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
7	JPPC	LME Copper Futures^	05/2017	$1,038,617	$1,020,929	$(17,688)
2	JPPC	LME Copper Futures^	06/2017	297,571	291,812	(5,759)
1	JPPC	LME Copper Futures^	06/2017	145,350	145,927	577
5	JPPC	LME Copper Futures^	06/2017	710,271	729,678	19,407
8	JPPC	LME Copper Futures^	06/2017	1,184,097	1,167,708	(16,389)
67	JPPC	LME Copper Futures^	06/2017	9,911,550	9,780,743	(130,807)
118	MSCL	Silver Futures^	05/2017	10,552,218	10,771,040	218,822
74	MSCL	WTI Crude Futures^	04/2017	3,783,442	3,744,400	(39,042)
230	JPMS	BIST 30 Futures	04/2017	689,325	687,731	(1,594)
162	BARC	CAC40 Index Futures	04/2017	8,580,674	8,840,689	260,015
79	BARC	DAX Index Futures	06/2017	25,328,806	25,977,393	648,587
319	BARC	FTSE 100 Index Futures	06/2017	29,145,779	29,078,362	(67,417)
21	JPMS	FTSE Bursa Malaysia KLCI Index Futures	04/2017	418,151	414,377	(3,774)
7	BARC	Hang Seng Index Futures	04/2017	1,097,480	1,086,772	(10,708)
11	BARC	H-SHARES Index Futures	04/2017	740,445	728,096	(12,349)
24	BARC	KOSPI Index 200 Futures	06/2017	1,459,426	1,511,402	51,976
1	JPMS	Mexican Stock Exchange Price and Quotation Index Futures	06/2017	25,247	25,969	722
55	JPMS	S&P/Toronto Stock Exchange 60 Index Futures	06/2017	7,532,844	7,544,535	11,691
8	JPMS	SET50 Index Futures	06/2017	46,096	46,116	20
6	GSCO	10-Year Japanese Government Bond Futures	06/2017	8,079,169	8,099,165	19,996
67	JPMS	3-Month Euro Euribor Futures	09/2017	17,919,031	17,921,613	2,582
67	JPMS	3-Month Euro Euribor Futures	12/2017	17,914,306	17,916,253	1,947
67	JPMS	3-Month Euro Euribor Futures	03/2018	17,905,042	17,909,105	4,063
60	JPMS	90-Day Sterling Futures	09/2017	9,354,385	9,357,283	2,898
61	JPMS	90-Day Sterling Futures	12/2017	9,505,002	9,508,462	3,460
55	JPMS	90-Day Sterling Futures	03/2018	8,570,002	8,569,759	(243)
14	JPMS	ASX 90 Day Bank Accepted Bills Futures	06/2017	10,647,983	10,649,259	1,276
99	JPMS	ASX 90 Day Bank Accepted Bills Futures	09/2017	75,293,046	75,303,627	10,581
99	JPMS	ASX 90 Day Bank Accepted Bills Futures	12/2017	75,280,602	75,296,234	15,632
85	JPMS	ASX 90 Day Bank Accepted Bills Futures	03/2018	64,626,729	64,635,588	8,859
392	JPMS	Australia 3-Year Bond Futures	06/2017	33,280,881	33,466,562	185,681
64	JPMS	Canadian 3-Month Bank Acceptance Futures	09/2017	11,911,386	11,911,719	333

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
64	JPMS	Canadian 3-Month Bank Acceptance Futures	12/2017	$11,899,110	$11,905,103	$5,993
64	JPMS	Canadian 3-Month Bank Acceptance Futures	03/2018	11,891,518	11,896,078	4,560
69	GSCO	Euro-Bobl Futures	06/2017	9,745,092	9,701,693	(43,399)
90	GSCO	Long Gilt Futures	06/2017	14,314,574	14,386,048	71,474
213	MSCL	U.S. Treasury 10-Year Note Futures	06/2017	26,465,699	26,531,813	66,114
582	MSCL	U.S. Treasury 2-Year Note Futures	06/2017	125,866,226	125,975,718	109,492
28	MSCL	U.S. Treasury 5-Year Note Futures	06/2017	3,293,244	3,296,344	3,100

				681,268,460	682,807,227	1,538,767

Short Contracts:
254	MSCL	Corn Futures^	05/2017	$(4,811,951)	$(4,625,975)	$185,976
40	MSCL	Gold 100 OZ Futures^	06/2017	(4,984,854)	(5,004,800)	(19,946)
13	JPPC	LME Copper Futures^	05/2017	(1,919,195)	(1,894,269)	24,926
4	JPPC	LME Copper Futures^	05/2017	(603,718)	(583,450)	20,268
4	JPPC	LME Copper Futures^	05/2017	(602,212)	(583,375)	18,837
4	JPPC	LME Copper Futures^	05/2017	(595,767)	(583,300)	12,467
4	JPPC	LME Copper Futures^	05/2017	(601,165)	(583,252)	17,913
4	JPPC	LME Copper Futures^	05/2017	(596,987)	(583,286)	13,701
4	JPPC	LME Copper Futures^	05/2017	(589,996)	(583,320)	6,676
7	JPPC	LME Copper Futures^	05/2017	(1,036,011)	(1,020,928)	15,083
2	JPPC	LME Copper Futures^	06/2017	(297,970)	(291,813)	6,157
1	JPPC	LME Copper Futures^	06/2017	(145,641)	(145,927)	(286)
5	JPPC	LME Copper Futures^	06/2017	(709,863)	(729,678)	(19,815)
8	JPPC	LME Copper Futures^	06/2017	(1,182,818)	(1,167,708)	15,110
19	JPPC	LME Copper Futures^	06/2017	(2,830,377)	(2,773,643)	56,734
382	MSCL	Natural Gas Futures^	04/2017	(11,547,405)	(12,185,800)	(638,395)
5	MSCL	Soybean Futures^	05/2017	(238,718)	(236,500)	2,218
70	BARC	Amsterdam Index Futures	04/2017	(7,600,146)	(7,694,615)	(94,469)
337	BARC	Euro Stoxx 50 Index Futures	06/2017	(11,945,427)	(12,316,867)	(371,440)
78	BARC	FTSE/JSE Top 40 Index Futures	06/2017	(2,623,001)	(2,660,880)	(37,879)
65	BARC	FTSE/MIB Index Futures	06/2017	(6,629,939)	(6,951,882)	(321,943)
53	BARC	IBEX 35 Index Futures	04/2017	(5,594,334)	(5,887,439)	(293,105)
13	JPMS	MSCI Singapore Index Futures	04/2017	(322,565)	(324,663)	(2,098)
755	BARC	OMXS30 Index Futures	04/2017	(13,083,994)	(13,331,609)	(247,615)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
150	JPMS	S&P 500 E-Mini Futures	06/2017	$(17,635,609)	$(17,694,000)	$(58,391)
8	JPMS	SGX S&P CNX Nifty Index Futures	04/2017	(145,539)	(147,168)	(1,629)
63	JPMS	SPI 200 Index Futures	06/2017	(6,921,733)	(7,036,898)	(115,165)
34	BARC	TOPIX Index Futures	06/2017	(4,683,164)	(4,619,150)	64,014
169	JPMS	90-Day EURODollar Futures	09/2017	(41,657,327)	(41,645,825)	11,502
169	JPMS	90-Day EURODollar Futures	12/2017	(41,594,504)	(41,595,125)	(621)
169	JPMS	90-Day EURODollar Futures	03/2018	(41,517,816)	(41,550,762)	(32,946)
198	JPMS	Australia 10-Year Bond Futures	06/2017	(19,092,348)	(19,430,566)	(338,218)
192	GSCO	Canadian 10-Year Bond Futures	06/2017	(19,669,054)	(19,825,875)	(156,821)
655	GSCO	Euro - SCHATZ Futures	06/2017	(78,511,112)	(78,431,643)	79,469
61	GSCO	Euro-Bund Futures	06/2017	(10,454,473)	(10,504,374)	(49,901)
44	GSCO	Euro-Buxl 30-Year Bond Futures	06/2017	(7,900,190)	(7,912,072)	(11,882)
93	MSCL	U.S. Treasury Long Bond Futures	06/2017	(13,962,710)	(14,028,469)	(65,759)

				(384,839,633)	(387,166,906)	(2,327,273)

				$296,428,827	$295,640,321	$(788,506)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/21/17	CITI	AUD	9,316,400	$7,106,631	$7,107,380	$749
Australian Dollar, Expiring 06/21/17	JPMC	AUD	13,974,600	10,659,419	10,661,070	1,651
Brazilian Real, Expiring 06/21/17*	CITI	BRL	10,788,000	3,373,010	3,384,017	11,007
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	16,182,000	5,059,520	5,076,026	16,506
Canadian Dollar, Expiring 06/21/17	CITI	CAD	22,539,200	16,987,275	16,967,333	(19,942)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	33,808,800	25,480,948	25,451,001	(29,947)
Swiss Franc, Expiring 06/21/17	CITI	CHF	376,400	379,173	377,579	(1,594)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	564,600	$568,760	$566,369	$(2,391)
Chinese Renminbi, Expiring 06/21/17*	CITI	CNY	390,000	56,233	56,407	174
Euro, Expiring 06/21/17	CITI	EUR	485,600	529,111	520,004	(9,107)
Euro, Expiring 06/21/17	JPMC	EUR	728,400	793,668	780,005	(13,663)
British Pound, Expiring 06/21/17	CITI	GBP	1,320,401	1,638,987	1,657,509	18,522
British Pound, Expiring 06/21/17	JPMC	GBP	1,980,599	2,458,481	2,486,261	27,780
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	9,102,800	1,174,157	1,173,262	(895)
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	9,598,200	1,238,082	1,237,114	(968)
Indian Rupee, Expiring 06/21/17*	CITI	INR	49,720,000	735,627	761,644	26,017
Indian Rupee, Expiring 06/21/17*	JPMC	INR	74,580,000	1,103,442	1,142,466	39,024
Japanese Yen, Expiring 06/21/17	CITI	JPY	1,412,595,800	12,646,075	12,728,071	81,996
Japanese Yen, Expiring 06/21/17	JPMC	JPY	1,944,970,200	17,401,283	17,524,982	123,699
Korean Won, Expiring 06/21/17*	CITI	KRW	175,208,000	152,994	156,913	3,919
Korean Won, Expiring 06/21/17*	JPMC	KRW	262,812,000	229,491	235,370	5,879
Mexican Peso, Expiring 06/21/17	CITI	MXN	16,644,000	830,468	878,240	47,772
Mexican Peso, Expiring 06/21/17	JPMC	MXN	24,966,000	1,245,875	1,317,360	71,485
Norwegian Krone, Expiring 06/21/17	CITI	NOK	10,445,600	1,241,896	1,217,562	(24,334)
Norwegian Krone, Expiring 06/21/17	JPMC	NOK	15,599,400	1,854,711	1,818,300	(36,411)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	512,400	363,689	358,464	(5,225)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	768,600	545,535	537,694	(7,841)
Poland Zloty, Expiring 06/21/17	CITI	PLN	3,240,000	796,463	816,465	20,002
Poland Zloty, Expiring 06/21/17	JPMC	PLN	4,860,000	1,194,695	1,224,697	30,002
Singapore Dollar, Expiring 06/21/17	CITI	SGD	63,200	44,957	45,208	251
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	31,800	22,620	22,747	127
Turkish Lira, Expiring 06/21/17	CITI	TRY	7,552,000	2,028,282	2,031,306	3,024
Turkish Lira, Expiring 06/21/17	JPMC	TRY	10,728,000	2,884,423	2,885,577	1,154
South African Rand, Expiring 06/21/17	CITI	ZAR	20,000,000	1,509,980	1,470,357	(39,623)
South African Rand, Expiring 06/21/17	JPMC	ZAR	30,000,000	2,264,974	2,205,534	(59,440)

				$126,600,935	$126,880,294	$279,359

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/21/17*	CITI	BRL	(604,000)	$(188,984)	$(189,465)	$(481)
Brazilian Real, Expiring 06/21/17*	JPMC	BRL	(906,000)	(283,476)	(284,197)	(721)
Canadian Dollar, Expiring 06/21/17	CITI	CAD	(732,400)	(549,161)	(551,345)	(2,184)
Canadian Dollar, Expiring 06/21/17	JPMC	CAD	(1,098,600)	(823,741)	(827,017)	(3,276)
Swiss Franc, Expiring 06/21/17	CITI	CHF	(21,998,400)	(21,929,298)	(22,067,337)	(138,039)
Swiss Franc, Expiring 06/21/17	JPMC	CHF	(31,707,600)	(31,587,672)	(31,806,961)	(219,289)
Chinese Renminbi, Expiring 06/21/17*	CITI	CNY	(4,050,000)	(584,054)	(585,784)	(1,730)
Chinese Renminbi, Expiring 06/21/17*	JPMC	CNY	(2,322,000)	(334,654)	(335,867)	(1,213)
Danish Krone, Expiring 06/21/17	CITI	DKK	(4,149,600)	(598,779)	(597,457)	1,322
Danish Krone, Expiring 06/21/17	JPMC	DKK	(2,720,400)	(387,779)	(391,682)	(3,903)
Euro, Expiring 06/21/17	CITI	EUR	(7,756,400)	(8,263,893)	(8,305,925)	(42,032)
Euro, Expiring 06/21/17	JPMC	EUR	(9,954,600)	(10,576,283)	(10,659,865)	(83,582)
British Pound, Expiring 06/21/17	CITI	GBP	(1,736,800)	(2,168,778)	(2,180,219)	(11,441)
British Pound, Expiring 06/21/17	JPMC	GBP	(2,605,200)	(3,253,163)	(3,270,327)	(17,164)
Hong Kong Dollar, Expiring 06/21/17	CITI	HKD	(4,960,000)	(639,821)	(639,296)	525
Hong Kong Dollar, Expiring 06/21/17	JPMC	HKD	(6,774,000)	(873,847)	(873,103)	744
Hungarian Forint, Expiring 06/21/17	CITI	HUF	(48,000,000)	(165,974)	(166,387)	(413)
Hungarian Forint, Expiring 06/21/17	JPMC	HUF	(72,000,000)	(248,961)	(249,581)	(620)
Israeli Shekel, Expiring 06/21/17	CITI	ILS	(8,596,000)	(2,353,156)	(2,379,001)	(25,845)
Israeli Shekel, Expiring 06/21/17	JPMC	ILS	(10,494,000)	(2,866,110)	(2,904,285)	(38,175)
Indian Rupee, Expiring 06/21/17*	CITI	INR	(2,000,000)	(29,531)	(30,637)	(1,106)
Indian Rupee, Expiring 06/21/17*	JPMC	INR	(3,000,000)	(44,297)	(45,956)	(1,659)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 06/21/17	CITI	JPY	(14,397,200)	$(126,823)	$(129,725)	$(2,902)
Japanese Yen, Expiring 06/21/17	JPMC	JPY	(21,595,800)	(190,234)	(194,587)	(4,353)
Korean Won, Expiring 06/21/17*	CITI	KRW	(4,546,752,000)	(4,004,767)	(4,071,997)	(67,230)
Korean Won, Expiring 06/21/17*	JPMC	KRW	(6,475,128,000)	(5,705,966)	(5,799,023)	(93,057)
New Zealand Dollar, Expiring 06/21/17	CITI	NZD	(1,194,400)	(832,501)	(835,573)	(3,072)
New Zealand Dollar, Expiring 06/21/17	JPMC	NZD	(1,791,600)	(1,248,750)	(1,253,360)	(4,610)
Swedish Krona, Expiring 06/21/17	CITI	SEK	(54,540,000)	(6,102,868)	(6,110,223)	(7,355)
Swedish Krona, Expiring 06/21/17	JPMC	SEK	(70,704,000)	(7,888,763)	(7,921,106)	(32,343)
Singapore Dollar, Expiring 06/21/17	CITI	SGD	(4,506,400)	(3,199,263)	(3,223,471)	(24,208)
Singapore Dollar, Expiring 06/21/17	JPMC	SGD	(6,759,600)	(4,798,886)	(4,835,207)	(36,321)
New Taiwan Dollar, Expiring 06/21/17*	CITI	TWD	(21,600,000)	(707,485)	(714,026)	(6,541)
New Taiwan Dollar, Expiring 06/21/17*	JPMC	TWD	(32,400,000)	(1,061,227)	(1,071,039)	(9,812)

				(124,618,945)	(125,501,031)	(882,086)

				$1,981,990	$1,379,263	$(602,727)

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps* Outstanding at March 31, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	56-57 months maturity 11/19/2021	$(119,272)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
TUI AG	11,612	$166,118	$(5,312)

Ireland
Paddy Power Betfair plc	128	14,023	(222)

Isle of Man
Paysafe Group plc	28,503	162,730	4,368

South Africa
Investec plc	21,731	163,083	(14,902)
Mondi plc	10,783	261,450	(918)

			(15,820)

Switzerland
Coca-Cola HBC AG	10,970	275,719	7,484
IWG plc	24,259	90,261	6,654
Wolseley plc	962	61,542	(973)

			13,165

United Kingdom
Admiral Group plc	1,450	35,342	787
Aggreko plc	3,611	41,534	(1,598)
Amec Foster Wheeler plc	4,790	29,816	2,219
Ashtead Group plc	27,589	580,307	(9,235)
Babcock International Group plc	12,808	148,361	(6,838)
Barratt Developments plc	113,974	775,400	5,325
Bellway plc	17,158	606,658	(25,297)
Berkeley Group Holdings plc	11,573	456,286	9,059
Britvic plc	3,873	31,302	128
Bunzl plc	836	24,352	(53)
Close Brothers Group plc	14,123	279,259	(7,011)
Compass Group plc	9,875	187,313	(871)
Daily Mail & General Trust plc	4,266	39,094	(559)
DCC plc	3,834	342,942	(5,426)
Direct Line Insurance Group plc	21,871	91,653	3,505
Dixons Carphone plc	27,441	103,754	5,540
DS Smith plc	14,847	82,731	(1,956)
GKN plc	57,800	269,894	(6,628)
Greene King plc	21,534	186,681	2,346
Henderson Group plc	10,409	30,129	261
Howden Joinery Group plc	19,833	105,651	2,093
HSBC Holdings plc	62,088	512,729	(6,286)
Inchcape plc	10,136	102,025	4,839
Indivior plc	128,322	535,160	(17,058)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Intermediate Capital Group plc	54,037	$487,472	$(8,810)
J Sainsbury plc	90,072	304,374	(6,039)
John Wood Group plc	2,660	24,038	1,373
Johnson Matthey plc	2,991	112,697	2,702
Jupiter Fund Management plc	6,518	34,376	401
Kingfisher plc	35,231	152,439	(8,288)
Legal & General Group plc	13,911	43,555	(481)
Micro Focus International plc	19,098	526,041	18,717
Persimmon plc	29,013	765,911	(4,708)
Playtech plc	20,662	234,920	6,155
Provident Financial plc	2,257	83,025	1,779
Reckitt Benckiser Group plc	2,129	197,200	(2,840)
Rentokil Initial plc	62,343	193,381	(569)
Rightmove plc	2,107	104,659	597
Royal Mail plc	86,801	450,110	12,196
RPC Group plc	12,180	139,745	(20,551)
Sage Group plc (The)	15,348	122,860	(1,620)
Sky plc	24,743	306,736	(4,134)
SSE plc	5,755	108,428	(2,069)
Standard Chartered plc	3,982	36,116	1,972
Taylor Wimpey plc	307,321	749,542	(6,199)
Travis Perkins plc	3,402	63,255	1,284
WH Smith plc	2,310	50,792	534
William Hill plc	70,183	246,382	9,564
Wm Morrison Supermarkets plc	228,839	683,494	5,147
WPP plc	16,038	338,797	12,741

			(43,860)

Total of Long Equity Positions			(47,681)

Short Positions

Common Stocks
Australia
BHP Billiton plc	(25,292)	(422,453)	32,351

Chile
Antofagasta plc	(71,249)	(761,263)	17,378

Jordan
Hikma Pharmaceuticals plc	(6,715)	(182,333)	15,537

Luxembourg
B&M European Value Retail SA	(12,761)	(48,627)	714

Netherlands
Royal Dutch Shell plc	(13,134)	(343,215)	(2,974)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa
Mediclinic International plc	(5,053)	$(48,398)	$3,266

Switzerland
Glencore plc	(68,754)	(294,919)	25,159

United Kingdom
AA plc	(44,815)	(143,161)	(6,084)
Anglo American plc	(3,646)	(59,052)	3,344
ASOS plc	(578)	(42,900)	(810)
Associated British Foods plc	(11,943)	(392,079)	1,953
AstraZeneca plc	(6,275)	(384,955)	(876)
Aviva plc	(74,149)	(497,976)	3,175
Balfour Beatty plc	(10,289)	(34,168)	(534)
Booker Group plc	(27,160)	(67,681)	1,249
BP plc	(85,526)	(487,005)	(5,292)
BTG plc	(19,514)	(141,682)	(1,732)
Burberry Group plc	(12,807)	(286,408)	10,024
Capita plc	(63,395)	(451,989)	3,041
Centrica plc	(69,696)	(189,012)	(770)
Cobham plc	(108,843)	(175,291)	(6,173)
Croda International plc	(621)	(28,174)	436
Diageo plc	(18,660)	(542,195)	7,862
Experian plc	(16,503)	(339,484)	2,802
G4S plc	(50,914)	(191,902)	(2,188)
Halma plc	(2,556)	(31,449)	(1,350)
Hargreaves Lansdown plc	(17,155)	(283,283)	3,843
Hays plc	(18,456)	(37,125)	820
IMI plc	(6,892)	(110,265)	7,153
Imperial Brands plc	(1,070)	(50,958)	(898)
Inmarsat plc	(44,169)	(439,646)	(30,919)
International Consolidated Airlines Group SA	(19,147)	(131,270)	4,376
Intertek Group plc	(4,409)	(215,557)	(1,466)
ITV plc	(65,786)	(171,492)	(9,102)
Just Eat plc	(36,592)	(267,798)	8,626
Man Group plc	(28,088)	(50,886)	(1,005)
Merlin Entertainments plc	(4,808)	(29,172)	271
NEX Group plc	(6,319)	(46,236)	1,198
Next plc	(6,009)	(298,031)	(27,037)
Old Mutual plc	(9,139)	(25,344)	2,344
Pearson plc	(13,579)	(110,625)	(5,161)
Pennon Group plc	(30,679)	(328,329)	(10,566)
Petrofac Ltd.	(30,145)	(344,025)	(4,191)
Rio Tinto plc	(11,786)	(510,000)	35,405
Rolls-Royce Holdings plc	(36,500)	(349,371)	4,554
Rotork plc	(31,429)	(101,784)	5,982
Royal Bank of Scotland Group plc	(129,239)	(394,833)	2,948

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
RSA Insurance Group plc	(36,804)	$(271,601)	$1,316
Serco Group plc	(361,286)	(528,769)	6,672
Severn Trent plc	(4,422)	(131,688)	(216)
Smith & Nephew plc	(11,647)	(181,072)	3,737
Spectris plc	(1,141)	(36,042)	368
Spirax-Sarco Engineering plc	(481)	(28,970)	216
St James’s Place plc	(1,856)	(24,928)	222
Standard Life plc	(23,144)	(104,340)	1,434
Tesco plc	(267,365)	(628,619)	6,364
Thomas Cook Group plc	(39,721)	(44,384)	1,944
UBM plc	(2,941)	(27,948)	(214)
United Utilities Group plc	(10,910)	(136,550)	710
Vodafone Group plc	(25,389)	(67,239)	1,076
Weir Group plc (The)	(1,036)	(25,148)	227
Worldpay Group plc	(29,258)	(106,132)	(2,041)

			17,067

United States
Shire plc	(2,216)	(133,517)	4,398

Total of Short Equity Positions			112,896

Total of Long and Short Equity Positions			65,215

Net Cash and Other Receivables/ (Payables) (b)			(184,487)

Swaps, at Value			$(119,272)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at March 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	57 months maturity 11/22/2021	$13,011,556

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Waste Connections, Inc.	480	$42,048	$298

Panama
Copa Holdings SA	1,765	195,438	2,683

Sweden
Autoliv, Inc.	621	64,062	(559)

United States
3M Co.	2,418	465,126	(2,491)
Aaron’s, Inc.	8,034	241,582	(2,651)
AbbVie, Inc.	1,806	118,636	(957)
Accenture plc	3,298	412,976	(17,611)
ACI Worldwide, Inc.	1,237	28,179	(1,719)
Activision Blizzard, Inc.	14,694	721,916	10,727
AdvanSix, Inc.	1,804	47,833	1,452
Aetna, Inc.	13,437	1,770,997	(57,107)
Aflac, Inc.	20,643	1,497,237	(2,271)
AGCO Corp.	6,394	389,714	(4,923)
Air Lease Corp.	6,139	240,035	(2,149)
Air Products & Chemicals, Inc.	770	107,438	(3,265)
Akamai Technologies, Inc.	6,561	426,465	(34,773)
Alaska Air Group, Inc.	12,082	1,127,976	(13,773)
Alleghany Corp.	54	34,056	(865)
Allstate Corp. (The)	19,371	1,604,887	(26,345)
Alphabet, Inc.	241	210,241	(5,921)
AMC Networks, Inc.	1,190	69,270	559
Amdocs Ltd.	10,522	650,575	(8,838)
AMERCO	1,240	462,220	10,456
Ameren Corp.	28,392	1,562,980	(13,060)
American Eagle Outfitters, Inc.	15,290	218,494	(3,975)
American Electric Power Co., Inc.	12,220	812,263	8,065
American Financial Group, Inc.	6,385	612,106	(2,849)
American International Group, Inc.	522	32,583	5
Ameriprise Financial, Inc.	5,109	667,737	(5,202)
Amgen, Inc.	4,200	706,738	(17,644)
AmTrust Financial Services, Inc.	14,719	258,760	12,953
Analog Devices, Inc.	893	74,351	(1,170)
Antero Resources Corp.	14,999	352,177	(10,049)
Anthem, Inc.	12,957	2,175,497	(32,668)
AO Smith Corp.	15,632	815,521	(15,788)
Apple, Inc.	2,987	418,241	10,871

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Applied Materials, Inc.	25,950	$1,019,316	$(9,861)
Aramark	1,097	41,148	(702)
Arch Capital Group Ltd.	2,493	238,331	(2,069)
Archer-Daniels-Midland Co.	7,802	348,905	10,299
Arrow Electronics, Inc.	14,134	1,060,860	(23,283)
Ashland Global Holdings, Inc.	480	59,693	(264)
Aspen Insurance Holdings Ltd.	8,480	462,160	(20,776)
Associated Banc-Corp.	3,926	98,543	(2,748)
Assurant, Inc.	4,106	406,371	(13,550)
Assured Guaranty Ltd.	24,925	966,713	(41,747)
AT&T, Inc.	7,800	332,358	(8,268)
Atmos Energy Corp.	5,267	420,991	(4,951)
Avery Dennison Corp.	10,627	854,305	2,232
Avnet, Inc.	11,111	511,662	(3,222)
Axis Capital Holdings Ltd.	8,119	554,284	(10,068)
Bank of America Corp.	5,127	127,457	(6,511)
Bank of Hawaii Corp.	1,631	134,815	(485)
Bank of New York Mellon Corp. (The)	11,563	553,983	(7,863)
Baxter International, Inc.	14,382	742,543	3,308
BB&T Corp.	19,547	909,218	(35,468)
Becton Dickinson and Co.	2,188	402,133	(766)
Bed Bath & Beyond, Inc.	3,171	125,825	(698)
Bemis Co., Inc.	14,136	695,774	(5,089)
Best Buy Co., Inc.	18,409	842,028	62,775
Big Lots, Inc.	6,804	340,268	(9,049)
Biogen, Inc.	3,540	979,003	(11,096)
Bio-Rad Laboratories, Inc.	1,370	270,315	2,781
BlackRock, Inc.	769	294,412	508
Boeing Co. (The)	6,164	1,110,136	(19,971)
BOK Financial Corp.	4,848	387,455	(8,002)
Booz Allen Hamilton Holding Corp.	10,558	397,192	(23,544)
Boston Beer Co., Inc. (The)	207	30,926	(983)
Brinker International, Inc.	5,989	259,683	3,593
Broadcom Ltd.	1,054	233,124	(2,340)
Broadridge Financial Solutions, Inc.	4,305	298,250	(5,726)
Bruker Corp.	6,437	149,918	257
Brunswick Corp.	6,867	418,681	1,579
Bunge Ltd.	2,390	192,056	(2,625)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Burlington Stores, Inc.	2,742	$261,532	$5,237
CA, Inc.	22,293	722,962	(15,828)
Cabot Corp.	10,137	609,943	(2,636)
Cadence Design Systems, Inc.	13,487	429,696	(6,204)
Campbell Soup Co.	3,364	199,149	(6,593)
Capital One Financial Corp.	10,123	893,152	(15,893)
Cardinal Health, Inc.	1,924	159,904	(3,001)
Carlisle Cos., Inc.	3,697	400,829	(7,431)
Carnival Corp.	11,342	653,753	14,404
Casey’s General Stores, Inc.	2,277	254,819	774
CDK Global, Inc.	4,250	280,264	(3,972)
CDW Corp.	6,472	385,825	(12,325)
Celanese Corp.	5,431	499,326	(11,351)
Celgene Corp.	1,607	202,112	(2,153)
Centene Corp.	5,742	382,277	26,898
CH Robinson Worldwide, Inc.	1,010	79,709	(1,646)
Charles River Laboratories International, Inc.	4,849	436,410	(242)
Cheesecake Factory, Inc. (The)	6,674	421,797	1,068
Chemical Financial Corp.	922	49,788	(2,628)
Chemours Co. (The)	3,873	132,988	16,123
Chubb Ltd.	5,185	716,049	(9,592)
Church & Dwight Co., Inc.	4,890	244,989	(1,125)
Cigna Corp.	769	115,598	(2,947)
Cinemark Holdings, Inc.	7,196	319,790	(720)
Cintas Corp.	7,628	955,149	10,098
Cirrus Logic, Inc.	12,653	742,562	25,349
Cisco Systems, Inc.	25,166	861,432	(10,821)
Citizens Financial Group, Inc.	9,821	359,645	(20,329)
Citrix Systems, Inc.	3,758	310,862	2,518
CME Group, Inc.	3,932	489,888	(22,766)
CMS Energy Corp.	14,767	660,233	443
Comcast Corp.	18,136	679,375	2,358
Commerce Bancshares, Inc.	12,224	708,701	(22,201)
Commercial Metals Co.	29,789	567,778	2,085
CommScope Holding Co., Inc.	1,591	63,067	3,293
Computer Sciences Corp.	2,964	197,343	7,203
Conagra Brands, Inc.	1,904	78,864	(2,056)
ConocoPhillips	3,751	171,383	15,679

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Consolidated Edison, Inc.	26,032	$1,996,134	$25,511
Constellation Brands, Inc.	5,913	956,428	1,892
Convergys Corp.	25,899	547,764	—
Cooper Cos., Inc. (The)	165	32,198	784
CoreLogic, Inc.	3,195	127,800	2,300
Corning, Inc.	32,105	874,540	(7,705)
CR Bard, Inc.	812	203,690	(1,876)
Cracker Barrel Old Country Store, Inc.	3,540	572,493	(8,748)
Crane Co.	5,345	400,488	(522)
Crown Holdings, Inc.	2,529	136,338	(2,428)
CSX Corp.	3,752	175,894	(1,238)
Cullen/Frost Bankers, Inc.	1,207	104,110	3,277
Cummins, Inc.	5,799	896,003	(19,195)
Curtiss-Wright Corp.	3,593	344,102	(16,204)
Danaher Corp.	4,603	398,942	(5,247)
Darden Restaurants, Inc.	7,235	554,635	50,717
Dean Foods Co.	21,617	417,424	7,566
Delta Air Lines, Inc.	24,880	1,157,169	(13,684)
Deluxe Corp.	10,231	759,574	(21,203)
Devon Energy Corp.	946	37,154	2,313
DeVry Education Group, Inc.	3,276	109,099	7,035
Diamond Offshore Drilling, Inc.	1,531	23,838	1,745
Dick’s Sporting Goods, Inc.	3,018	145,920	936
Dillard’s, Inc.	515	26,857	46
Discover Financial Services	11,036	775,941	(21,189)
Dow Chemical Co. (The)	20,909	1,338,803	(10,245)
DR Horton, Inc.	22,482	756,744	(7,869)
Dr Pepper Snapple Group, Inc.	6,207	593,327	14,462
Dril-Quip, Inc.	6,847	364,945	8,559
DST Systems, Inc.	2,397	282,343	11,290
DTE Energy Co.	11,875	1,198,188	14,369
Duke Energy Corp.	3,656	299,207	622
Eastman Chemical Co.	4,789	379,145	7,806
Eaton Corp. plc	6,864	502,788	6,178
eBay, Inc.	41,878	1,409,221	(3,376)
Edison International	9,054	720,698	91
Electronic Arts, Inc.	9,827	880,401	(688)
EMCOR Group, Inc.	3,004	191,024	(1,923)
Emerson Electric Co.	1,725	104,535	(1,276)
EnerSys	1,138	87,147	2,687

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Entergy Corp.	14,629	$1,103,173	$8,046
Equifax, Inc.	3,941	536,449	2,443
Euronet Worldwide, Inc.	1,409	117,637	2,860
Everest Re Group Ltd.	3,810	899,122	(8,306)
Exelon Corp.	36,963	1,331,038	(1,109)
Express Scripts Holding Co.	1,339	87,156	1,098
Fair Isaac Corp.	2,794	366,567	(6,281)
Federated Investors, Inc.	3,535	91,804	1,308
FedEx Corp.	2,435	473,827	1,364
Fidelity National Information Services, Inc.	2,174	177,898	(4,805)
Fifth Third Bancorp	42,834	1,128,676	(40,692)
First American Financial Corp.	7,792	301,239	4,831
Fiserv, Inc.	3,514	413,914	(8,715)
Flex Ltd.	39,015	655,452	–
FNF Group	3,299	127,275	1,188
Foot Locker, Inc.	6,452	488,223	(5,549)
Ford Motor Co.	2,068	25,809	(1,737)
Fortune Brands Home & Security, Inc.	4,297	262,289	(816)
Franklin Resources, Inc.	3,687	155,318	52
FTI Consulting, Inc.	2,965	120,290	1,779
Fulton Financial Corp.	11,306	212,553	(10,741)
GameStop Corp.	10,768	265,324	(22,505)
Garmin Ltd.	1,610	84,300	(2,013)
GATX Corp.	5,520	329,901	6,598
General Dynamics Corp.	3,491	674,706	(21,190)
General Mills, Inc.	748	45,374	(1,234)
General Motors Co.	27,993	1,016,986	(27,153)
Genpact Ltd.	15,653	382,716	4,852
Gilead Sciences, Inc.	12,326	851,234	(14,052)
Goodyear Tire & Rubber Co. (The)	22,828	836,418	(14,610)
Graham Holdings Co.	437	257,349	4,654
Great Plains Energy, Inc.	9,410	271,949	3,011
Hancock Holding Co.	3,559	161,382	730
Hanover Insurance Group, Inc. (The)	6,920	630,204	(6,989)
Harris Corp.	1,924	216,084	(2,001)
Hawaiian Electric Industries, Inc.	8,565	285,730	(430)
HCA Holdings, Inc.	9,509	799,566	46,640

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HD Supply Holdings, Inc.	10,137	$420,148	$(3,263)
Herc Holdings, Inc.	1,130	54,568	678
Herman Miller, Inc.	14,476	436,451	20,266
Hewlett Packard Enterprise Co.	75,959	1,735,663	64,565
Hill-Rom Holdings, Inc.	2,286	160,180	1,212
Hilton Worldwide Holdings, Inc.	611	35,495	224
Home Depot, Inc. (The)	839	125,514	(2,324)
Honeywell International, Inc.	6,749	858,203	(15,455)
Hormel Foods Corp.	3,944	137,724	(1,144)
HP, Inc.	54,693	960,409	17,502
Hubbell, Inc.	735	88,531	(294)
Huntington Ingalls Industries, Inc.	9,514	2,033,332	(128,249)
Huntsman Corp.	29,970	685,714	49,750
IAC/InterActiveCorp.	1,124	83,187	(326)
IDACORP, Inc.	4,445	365,868	2,889
Illinois Tool Works, Inc.	4,689	635,360	(14,208)
Ingersoll-Rand plc	15,856	1,284,177	5,232
Ingredion, Inc.	9,477	1,137,240	4,075
Intel Corp.	35,833	1,262,935	29,562
Intercontinental Exchange, Inc.	3,107	190,770	(4,754)
InterDigital, Inc.	5,979	510,906	5,082
International Business Machines Corp.	3,288	577,156	(4,584)
International Game Technology plc	25,675	634,173	(25,675)
International Paper Co.	15,031	771,992	(8,718)
Interpublic Group of Cos., Inc. (The)	17,262	424,300	(173)
Intuitive Surgical, Inc.	148	110,975	2,463
ITT, Inc.	10,758	440,648	645
j2 Global, Inc.	3,355	288,161	(6,643)
Jabil Circuit, Inc.	19,769	569,347	2,372
Jack Henry & Associates, Inc.	3,465	329,522	(6,930)
Jacobs Engineering Group, Inc.	7,198	399,201	(1,296)
JetBlue Airways Corp.	16,706	336,793	7,518
JM Smucker Co. (The)	4,912	680,558	(36,693)
John Wiley & Sons, Inc.	5,120	276,224	(768)
Johnson & Johnson	9,377	1,200,819	(32,913)
JPMorgan Chase & Co.	17,034	1,544,643	(48,377)
Juniper Networks, Inc.	13,120	372,522	(7,392)
KB Home	25,135	489,378	10,305
KeyCorp	8,316	144,039	3,820

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
KLA-Tencor Corp.	1,958	$185,403	$744
Kroger Co. (The)	2,299	67,935	(138)
L3 Technologies, Inc.	6,869	1,164,021	(28,644)
Lam Research Corp.	4,742	599,768	8,915
Lancaster Colony Corp.	1,648	219,497	(7,169)
Lear Corp.	11,538	1,673,125	(39,575)
Leggett & Platt, Inc.	3,735	188,916	(971)
Leidos Holdings, Inc.	8,938	482,205	(25,116)
Lennox International, Inc.	1,911	328,749	(9,039)
Lincoln National Corp.	10,734	710,781	(8,240)
Littelfuse, Inc.	258	40,856	400
Lockheed Martin Corp.	949	258,109	(4,157)
Lowe’s Cos., Inc.	1,010	84,365	(1,333)
LSC Communications, Inc.	2,424	57,158	3,830
LyondellBasell Industries NV	13,970	1,248,448	25,476
M&T Bank Corp.	3,831	607,965	(15,194)
Mallinckrodt plc	1,696	79,542	(3,952)
ManpowerGroup, Inc.	5,428	562,395	(5,645)
Marathon Petroleum Corp.	1,340	68,059	(335)
MarketAxess Holdings, Inc.	1,964	373,258	(5,028)
Marriott International, Inc.	1,032	91,157	6,037
McCormick & Co., Inc.	351	35,802	(1,562)
McKesson Corp.	581	85,762	377
Merck & Co., Inc.	9,134	583,663	(3,288)
Meredith Corp.	7,076	442,793	14,317
MetLife, Inc.	6,606	352,496	(3,567)
Micron Technology, Inc.	28,512	735,610	88,387
Microsoft Corp.	6,037	391,620	5,977
Minerals Technologies, Inc.	3,445	259,925	3,962
Mohawk Industries, Inc.	556	127,991	(395)
Molina Healthcare, Inc.	3,850	176,561	(1,001)
Molson Coors Brewing Co.	6,213	611,235	(16,589)
Morgan Stanley	18,864	849,257	(41,124)
MSA Safety, Inc.	480	33,378	553
MSC Industrial Direct Co., Inc.	5,091	519,486	3,666
MSCI, Inc.	4,698	457,256	(658)
MSG Networks, Inc.	415	9,566	125
Murphy Oil Corp.	12,334	329,060	23,569
Murphy USA, Inc.	8,118	569,234	26,789

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nasdaq, Inc.	12,333	$874,163	$(17,636)
Navient Corp.	16,674	249,943	(3,835)
NCR Corp.	6,492	286,088	10,467
NeuStar, Inc.	15,156	499,390	3,031
NewMarket Corp.	62	28,108	(8)
NextEra Energy, Inc.	2,774	361,258	(5,160)
NiSource, Inc.	16,393	385,236	4,754
Norfolk Southern Corp.	5,485	629,184	(15,029)
Northern Trust Corp.	1,672	148,273	(3,511)
Northrop Grumman Corp.	6,491	1,585,427	(41,607)
Nu Skin Enterprises, Inc.	6,500	340,990	20,020
Nucor Corp.	3,665	237,199	(18,325)
NVIDIA Corp.	3,309	350,986	9,464
NVR, Inc.	324	667,132	15,497
Oceaneering International, Inc.	2,598	67,366	2,988
Old Dominion Freight Line, Inc.	343	29,961	(611)
Old Republic International Corp.	24,889	502,011	7,716
Omnicom Group, Inc.	6,526	554,318	8,288
ON Semiconductor Corp.	16,613	249,445	7,890
ONE Gas, Inc.	9,603	636,961	12,202
Oracle Corp.	6,835	312,086	(7,177)
Orbital ATK, Inc.	3,672	374,948	(15,092)
Oshkosh Corp.	16,453	1,153,606	(25,095)
Owens Corning	24,411	1,513,970	(15,867)
PACCAR, Inc.	4,708	327,300	(10,923)
Packaging Corp. of America	4,494	415,066	(3,326)
PAREXEL International Corp.	3,558	224,617	(71)
Parker-Hannifin Corp.	4,752	754,777	7,064
Patterson-UTI Energy, Inc.	1,467	37,673	(2,068)
Penske Automotive Group, Inc.	2,368	116,245	(5,399)
People’s United Financial, Inc.	14,514	273,153	(8,999)
Pfizer, Inc.	15,640	536,765	(1,720)
PG&E Corp.	11,977	797,548	(2,755)
Pilgrim’s Pride Corp.	31,858	694,186	22,778
Pinnacle Foods, Inc.	5,941	350,281	(6,476)
Pinnacle West Capital Corp.	19,704	1,639,964	2,956
Plantronics, Inc.	59	3,213	(21)
PNC Financial Services Group, Inc. (The)	9,338	1,161,180	(38,379)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PNM Resources, Inc.	6,725	$250,843	$(2,018)
PolyOne Corp.	1,179	40,157	35
Popular, Inc.	17,719	722,404	(709)
Primerica, Inc.	1,406	115,714	(141)
Principal Financial Group, Inc.	1,292	80,671	867
Procter & Gamble Co. (The)	7,333	667,303	(8,433)
Progressive Corp. (The)	4,888	197,035	(5,523)
Prosperity Bancshares, Inc.	1,180	80,743	1,515
Prudential Financial, Inc.	10,128	1,113,270	(32,815)
Public Service Enterprise Group, Inc.	25,816	1,154,750	(9,810)
PulteGroup, Inc.	8,633	204,775	(1,468)
PVH Corp.	959	90,769	8,458
Qorvo, Inc.	3,471	234,015	3,957
QUALCOMM, Inc.	4,162	239,523	(874)
Quanta Services, Inc.	5,892	216,989	1,663
Quest Diagnostics, Inc.	4,091	405,254	(3,559)
Quintiles IMS Holdings, Inc.	606	49,395	(594)
Raymond James Financial, Inc.	5,455	422,201	(6,203)
Raytheon Co.	10,580	1,660,743	(47,293)
Regions Financial Corp.	51,075	756,827	(14,707)
Reinsurance Group of America, Inc.	8,998	1,165,975	(23,409)
Reliance Steel & Aluminum Co.	10,177	838,178	(23,814)
RenaissanceRe Holdings Ltd.	1,582	234,278	(5,442)
Republic Services, Inc.	22,450	1,422,657	(12,572)
Rockwell Automation, Inc.	1,080	168,469	(302)
Ross Stores, Inc.	1,600	108,240	(2,848)
Rowan Cos. plc	52,634	786,780	33,258
Royal Caribbean Cruises Ltd.	5,470	534,966	1,696
RPM International, Inc.	3,041	171,087	(3,740)
Ryder System, Inc.	9,155	688,731	1,923
S&P Global, Inc.	2,514	326,795	1,886
SCANA Corp.	15,490	1,051,461	(39,190)
Science Applications International Corp.	5,354	468,459	(70,122)
Scotts Miracle-Gro Co. (The)	1,610	148,490	1,868

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Scripps Networks Interactive, Inc.	6,819	$539,656	$(5,251)
Seagate Technology plc	9,496	435,431	720
Sensient Technologies Corp.	2,581	210,919	(6,349)
Skechers U.S.A., Inc.	5,732	160,037	(2,694)
Skyworks Solutions, Inc.	7,402	723,406	1,842
Snap-on, Inc.	1,448	250,330	(6,096)
Sonoco Products Co.	11,097	590,249	(2,996)
Southern Co. (The)	6,213	314,813	(5,530)
Southwest Airlines Co.	12,999	691,287	7,539
Southwest Gas Holdings, Inc.	1,296	107,568	(117)
Spectrum Brands Holdings, Inc.	4,624	658,088	(15,305)
Spirit AeroSystems Holdings, Inc.	21,603	1,282,786	(31,540)
Spirit Airlines, Inc.	1,114	56,714	2,406
Stanley Black & Decker, Inc.	5,921	777,605	9,118
State Street Corp.	7,401	581,793	7,401
Steel Dynamics, Inc.	18,719	680,248	(29,576)
Stryker Corp.	1,917	254,309	(1,936)
SunTrust Banks, Inc.	26,424	1,518,302	(57,055)
Synaptics, Inc.	2,123	107,657	(2,548)
Synchrony Financial	7,186	252,372	(5,893)
SYNNEX Corp.	6,764	809,836	(52,674)
Synopsys, Inc.	8,405	597,932	8,321
Sysco Corp.	1,156	60,967	(948)
TE Connectivity Ltd.	3,440	258,732	(2,280)
Tech Data Corp.	11,702	1,111,573	(12,755)
TEGNA, Inc.	14,397	375,330	(6,479)
Teledyne Technologies, Inc.	1,428	187,725	(7,140)
Teleflex, Inc.	3,268	640,920	(7,811)
Teradyne, Inc.	7,130	219,818	1,925
Texas Instruments, Inc.	9,320	766,104	(15,285)
Texas Roadhouse, Inc.	8,621	380,617	3,276
Textron, Inc.	10,290	491,245	(1,544)
Thomson Reuters Corp.	3,084	134,031	(709)
Thor Industries, Inc.	6,854	673,235	(14,360)
Timken Co. (The)	4,125	185,419	1,031
TJX Cos., Inc. (The)	473	37,471	(66)
TopBuild Corp.	1,696	80,559	(831)
Torchmark Corp.	7,365	577,318	(9,918)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Toro Co. (The)	9,067	$558,709	$7,616
Total System Services, Inc.	2,843	151,816	171
Transocean Ltd.	18,805	233,369	754
Travelers Cos., Inc. (The)	11,765	1,448,742	(30,589)
Trinity Industries, Inc.	23,715	645,373	(15,739)
Trustmark Corp.	8,213	267,907	(6,816)
Tupperware Brands Corp.	613	37,350	1,097
Tyson Foods, Inc.	18,703	1,156,594	(2,431)
U.S. Bancorp	29,769	1,607,426	(74,323)
UGI Corp.	18,038	888,219	2,858
Ulta Beauty, Inc.	160	46,210	(573)
UMB Financial Corp.	663	48,754	1,177
Union Pacific Corp.	3,937	415,446	1,561
United Continental Holdings, Inc.	22,199	1,482,671	85,466
United Rentals, Inc.	3,636	441,587	13,095
United Therapeutics Corp.	8,231	1,165,840	(51,527)
UnitedHealth Group, Inc.	4,610	782,317	(26,231)
Universal Health Services, Inc.	1,724	207,018	7,534
Unum Group	21,077	1,004,574	(16,274)
Urban Outfitters, Inc.	3,912	92,362	587
Vail Resorts, Inc.	374	70,686	1,085
Valero Energy Corp.	2,742	188,924	(7,157)
Validus Holdings Ltd.	9,693	549,302	(2,714)
Valmont Industries, Inc.	362	55,549	742
Vantiv, Inc.	563	36,601	(501)
Varex Imaging Corp.	1,269	39,611	3,027
Varian Medical Systems, Inc.	394	36,059	(154)
Vectren Corp.	1,655	95,014	1,986
Versum Materials, Inc.	3,469	103,515	2,636
Vishay Intertechnology, Inc.	21,900	358,065	2,190
VMware, Inc.	6,158	570,231	(2,833)
VWR Corp.	11,313	318,687	339
Wal-Mart Stores, Inc.	14,647	1,023,679	32,077
Walt Disney Co. (The)	1,979	221,173	3,226
Waste Management, Inc.	17,641	1,297,319	(10,937)
Waters Corp.	552	86,438	(155)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Watsco, Inc.	208	$30,765	$(984)
WebMD Health Corp.	477	24,379	749
WEC Energy Group, Inc.	2,317	139,043	1,437
WellCare Health Plans, Inc.	10,750	1,549,689	(42,432)
Wells Fargo & Co.	10,510	616,622	(31,635)
Werner Enterprises, Inc.	13,963	381,888	(16,057)
West Pharmaceutical Services, Inc.	3,126	258,551	(3,439)
Western Alliance Bancorp	1,406	66,894	2,126
Western Digital Corp.	8,173	620,440	54,078
Western Union Co. (The)	5,340	108,936	(267)
Westlake Chemical Corp.	5,304	352,663	(2,333)
WestRock Co.	3,463	183,636	(3,456)
WGL Holdings, Inc.	1,779	146,892	(71)
Whirlpool Corp.	3,621	625,383	(4,997)
Woodward, Inc.	6,989	479,800	(5,107)
World Fuel Services Corp.	6,988	258,416	(5,101)
Worthington Industries, Inc.	7,448	386,998	(51,168)
WR Berkley Corp.	2,203	160,136	(4,538)
Wyndham Worldwide Corp.	5,435	457,953	163
Xcel Energy, Inc.	35,663	1,563,823	21,398
Xerox Corp.	45,810	337,162	(916)
Xylem, Inc.	4,521	222,252	4,792

			(1,495,848)

Total of Long Equity Positions			(1,493,426)

Short Positions
Common Stocks
Australia
Atlassian Corp. plc	(1,153)	(33,863)	(669)

Ireland
XL Group Ltd.	(10,694)	(430,006)	3,743

Norway
Golar LNG Ltd.	(5,652)	(153,847)	(4,013)

United Kingdom
Liberty Global plc	(18,532)	(692,356)	27,613
Pentair plc	(4,707)	(295,929)	424

			28,037

United States
3D Systems Corp.	(8,335)	(118,851)	(5,841)
Abbott Laboratories	(617)	(27,882)	481
ABIOMED, Inc.	(2,331)	(288,974)	(2,867)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Acadia Healthcare Co., Inc.	(25,115)	$(1,045,537)	$(49,477)
Acuity Brands, Inc.	(392)	(81,669)	1,701
Acxiom Corp.	(4,788)	(136,793)	479
Adient plc	(2,408)	(165,735)	(9,254)
Advance Auto Parts, Inc.	(3,319)	(505,816)	13,741
Advanced Micro Devices, Inc.	(11,110)	(149,874)	(11,777)
AECOM	(4,378)	(156,076)	263
Agilent Technologies, Inc.	(5,077)	(270,655)	2,234
Agios Pharmaceuticals, Inc.	(10,351)	(555,781)	(48,718)
Akorn, Inc.	(8,048)	(179,631)	(14,164)
Alcoa Corp.	(8,440)	(282,435)	(7,901)
Alexion Pharmaceuticals, Inc.	(531)	(64,824)	446
Align Technology, Inc.	(2,830)	(316,535)	(8,094)
Alkermes plc	(12,023)	(713,084)	9,739
Allegheny Technologies, Inc.	(29,829)	(536,979)	1,251
Allegion plc	(5,184)	(391,288)	(1,140)
Allergan plc	(5,174)	(1,228,204)	(7,968)
Alliance Data Systems Corp.	(1,394)	(341,544)	(5,562)
Alliant Energy Corp.	(700)	(27,692)	(35)
Allison Transmission Holdings, Inc.	(10,500)	(382,935)	4,305
Allscripts Healthcare Solutions, Inc.	(30,071)	(359,555)	(21,745)
Ally Financial, Inc.	(1,389)	(29,377)	1,139
Alnylam Pharmaceuticals, Inc.	(15,137)	(830,495)	54,724
AMETEK, Inc.	(13,057)	(709,126)	3,003
Amphenol Corp.	(2,756)	(196,613)	469
Aon plc	(2,779)	(330,451)	611
Apache Corp.	(4,014)	(205,597)	(682)
AptarGroup, Inc.	(347)	(26,747)	31
Arconic, Inc.	(20,887)	(566,586)	16,423
Arista Networks, Inc.	(2,690)	(344,589)	(11,217)
Armstrong World Industries, Inc.	(6,477)	(301,181)	2,915
ARRIS International plc	(13,418)	(350,282)	(4,624)
Arthur J Gallagher & Co.	(8,977)	(511,061)	3,501

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Artisan Partners Asset Management, Inc.	(14,720)	$(408,480)	$2,208
Ascena Retail Group, Inc.	(62,037)	(258,694)	(5,583)
athenahealth, Inc.	(7,470)	(853,046)	11,252
Autodesk, Inc.	(9,126)	(786,844)	(2,281)
Avangrid, Inc.	(2,745)	(116,663)	(659)
Avis Budget Group, Inc.	(14,390)	(470,553)	44,897
Avon Products, Inc.	(117,408)	(518,534)	1,939
Axalta Coating Systems Ltd.	(25,322)	(820,159)	4,790
B/E Aerospace, Inc.	(3,483)	(224,653)	1,358
Ball Corp.	(12,927)	(969,611)	9,652
BancorpSouth, Inc.	(4,099)	(130,348)	6,353
Bank of the Ozarks, Inc.	(17,349)	(936,152)	33,831
BankUnited, Inc.	(1,926)	(73,958)	2,099
BioMarin Pharmaceutical, Inc.	(12,757)	(1,150,014)	30,204
Bio-Techne Corp.	(4,188)	(438,944)	13,234
Black Hills Corp.	(2,128)	(141,831)	383
Black Knight Financial Services, Inc.	(9,857)	(394,280)	16,757
Blue Buffalo Pet Products, Inc.	(10,835)	(257,580)	8,375
BorgWarner, Inc.	(8,977)	(383,857)	8,708
Bristol-Myers Squibb Co.	(11,330)	(637,561)	21,435
Brookdale Senior Living, Inc.	(63,566)	(775,365)	(78,326)
Brown & Brown, Inc.	(4,611)	(201,777)	9,406
Brown-Forman Corp.	(4,842)	(226,557)	2,954
Cabot Oil & Gas Corp.	(25,044)	(565,404)	(33,398)
CalAtlantic Group, Inc.	(3,602)	(134,967)	72
CarMax, Inc.	(5,512)	(340,035)	13,615
Carpenter Technology Corp.	(8,400)	(321,468)	8,148
Catalent, Inc.	(1,923)	(55,248)	788
Caterpillar, Inc.	(4,927)	(457,768)	739
CBOE Holdings, Inc.	(442)	(35,612)	(221)
CBS Corp.	(3,457)	(231,446)	(8,331)
CEB, Inc.	(5,502)	(436,309)	3,851
CenterPoint Energy, Inc.	(3,015)	(83,455)	332
Cerner Corp.	(10,814)	(612,181)	(24,223)
CF Industries Holdings, Inc.	(56,288)	(1,648,676)	(3,377)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Charles Schwab Corp. (The)	(1,766)	$(75,691)	$3,620
Cheniere Energy, Inc.	(29,398)	(1,341,431)	(48,213)
Chesapeake Energy Corp.	(39,313)	(207,966)	(25,553)
Chevron Corp.	(875)	(94,220)	271
Chicago Bridge & Iron Co. NV	(10,000)	(297,600)	(9,900)
Chico’s FAS, Inc.	(10,924)	(155,667)	546
Chipotle Mexican Grill, Inc.	(4,447)	(1,790,273)	(190,954)
Choice Hotels International, Inc.	(2,475)	(156,420)	1,485
Ciena Corp.	(7,803)	(185,555)	1,327
Cimarex Energy Co.	(1,183)	(143,048)	1,692
Clean Harbors, Inc.	(4,114)	(236,473)	7,652
Coach, Inc.	(3,896)	(152,531)	(8,490)
Coca-Cola Co. (The)	(1,844)	(77,503)	(756)
Cognex Corp.	(11,125)	(898,344)	(35,600)
Cognizant Technology Solutions Corp.	(661)	(38,708)	(635)
Colfax Corp.	(16,149)	(639,177)	5,168
Colgate-Palmolive Co.	(12,087)	(893,955)	9,307
Comerica, Inc.	(5,665)	(404,254)	15,749
CommVault Systems, Inc.	(5,898)	(299,126)	(492)
Compass Minerals International, Inc.	(7,709)	(531,536)	8,480
comScore, Inc.	(10,318)	(225,448)	2,683
Concho Resources, Inc.	(1,664)	(217,102)	3,544
CONSOL Energy, Inc.	(7,016)	(109,226)	(8,502)
Core Laboratories NV	(2,839)	(313,571)	(14,391)
CoStar Group, Inc.	(1,081)	(221,702)	(2,303)
Coty, Inc.	(63,258)	(1,218,597)	71,730
Covanta Holding Corp.	(58,655)	(917,951)	(2,933)
Cree, Inc.	(4,207)	(112,874)	421
CVS Health Corp.	(309)	(24,208)	(48)
Cypress Semiconductor Corp.	(62,813)	(878,126)	13,819
Dana, Inc.	(1,327)	(25,916)	292
DaVita, Inc.	(5,293)	(358,865)	(900)
Deckers Outdoor Corp.	(1,594)	(88,191)	(7,019)
Delphi Automotive plc	(3,632)	(297,279)	4,940
Denbury Resources, Inc.	(20,374)	(46,711)	(5,854)
DexCom, Inc.	(20,304)	(1,601,783)	(118,575)
Diebold Nixdorf, Inc.	(22,959)	(672,699)	(32,143)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Discovery Communications, Inc.	(13,176)	$(369,060)	$(14,230)
DISH Network Corp.	(9,676)	(617,909)	3,580
Dollar General Corp.	(8,032)	(554,806)	(5,265)
Dollar Tree, Inc.	(10,158)	(763,176)	(33,821)
Dominion Resources, Inc.	(13,746)	(1,060,092)	(6,186)
Domino’s Pizza, Inc.	(2,098)	(387,773)	1,112
Donaldson Co., Inc.	(9,522)	(429,633)	(3,809)
Dun & Bradstreet Corp. (The)	(418)	(43,737)	(1,382)
Dunkin’ Brands Group, Inc.	(13,425)	(758,915)	24,836
Eaton Vance Corp.	(1,367)	(62,718)	1,258
Ecolab, Inc.	(1,122)	(140,710)	79
Edgewell Personal Care Co.	(624)	(46,700)	1,061
Edwards Lifesciences Corp.	(3,048)	(287,835)	1,109
Endo International plc	(45,540)	(483,446)	(24,780)
Energizer Holdings, Inc.	(715)	(39,704)	(157)
Ensco plc	(20,926)	(178,499)	(8,789)
Envision Healthcare Corp.	(18,085)	(1,155,632)	46,659
EOG Resources, Inc.	(360)	(34,536)	(582)
EQT Corp.	(1,669)	(95,550)	(6,426)
Estee Lauder Cos., Inc. (The)	(2,657)	(228,396)	3,109
Esterline Technologies Corp.	(2,756)	(248,453)	11,300
Extended Stay America, Inc.	(3,704)	(60,746)	1,704
Exxon Mobil Corp.	(4,771)	(390,763)	(507)
Fastenal Co.	(13,683)	(709,737)	5,063
FireEye, Inc.	(70,407)	(772,592)	(115,240)
First Data Corp.	(94,496)	(1,505,321)	40,633
First Horizon National Corp.	(22,698)	(431,489)	11,576
FirstEnergy Corp.	(20,658)	(647,401)	(9,936)
Fitbit, Inc.	(86,999)	(487,171)	(27,863)
FleetCor Technologies, Inc.	(1,627)	(263,948)	17,572
FLIR Systems, Inc.	(3,365)	(123,630)	1,548
Flowserve Corp.	(10,392)	(488,320)	(14,861)
FMC Corp.	(7,640)	(467,492)	(64,176)
FNB Corp.	(11,079)	(170,173)	5,429
Fortinet, Inc.	(8,357)	(310,295)	(10,196)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fossil Group, Inc.	(13,926)	$(232,703)	$(10,305)
Freeport-McMoRan, Inc.	(32,912)	(420,691)	(19,014)
Frontier Communications Corp.	(234,865)	(578,953)	76,342
Gap, Inc. (The)	(5,739)	(134,978)	(4,423)
Gartner, Inc.	(2,184)	(243,450)	7,600
General Electric Co.	(1,876)	(56,055)	150
Genesee & Wyoming, Inc.	(8,776)	(602,999)	7,460
Gentex Corp.	(7,379)	(161,526)	4,132
GoDaddy, Inc.	(6,437)	(238,454)	(5,508)
Graco, Inc.	(3,302)	(311,213)	363
Granite Construction, Inc.	(1,775)	(84,269)	(4,818)
Greif, Inc.	(1,905)	(107,499)	2,553
Groupon, Inc.	(106,989)	(433,720)	13,253
Guidewire Software, Inc.	(6,592)	(374,051)	2,724
H&R Block, Inc.	(23,568)	(563,131)	15,175
Hain Celestial Group, Inc. (The)	(10,255)	(383,127)	1,641
Halliburton Co.	(7,277)	(363,142)	5,041
Halyard Health, Inc.	(9,332)	(363,388)	7,932
Hanesbrands, Inc.	(25,432)	(516,834)	(11,134)
HEICO Corp.	(440)	(38,641)	273
Hershey Co. (The)	(3,402)	(370,852)	(816)
Hertz Global Holdings, Inc.	(21,554)	(444,960)	66,902
Hess Corp.	(10,588)	(497,776)	(12,671)
HollyFrontier Corp.	(15,518)	(431,484)	(8,296)
Hologic, Inc.	(11,732)	(499,666)	469
HSN, Inc.	(3,841)	(140,031)	(2,470)
IDEXX Laboratories, Inc.	(2,904)	(441,263)	(7,725)
IHS Markit Ltd.	(10,620)	(428,517)	(16,992)
Illumina, Inc.	(7,491)	(1,201,706)	(76,558)
Incyte Corp.	(1,860)	(275,206)	26,579
Integrated Device Technology, Inc.	(3,113)	(76,144)	2,459
Intrexon Corp.	(3,578)	(68,316)	(2,600)
Ionis Pharmaceuticals, Inc.	(13,365)	(526,556)	(10,717)
IPG Photonics Corp.	(2,553)	(310,087)	1,940
Jazz Pharmaceuticals plc	(1,315)	(177,223)	(13,623)
JC Penney Co., Inc.	(111,645)	(660,428)	(27,305)
Juno Therapeutics, Inc.	(16,210)	(362,697)	2,997
Kansas City Southern	(1,568)	(131,916)	(2,556)
KAR Auction Services, Inc.	(2,106)	(96,118)	4,149
Kate Spade & Co.	(33,381)	(795,062)	19,622

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
KBR, Inc.	(30,778)	$(435,333)	$(27,261)
Kellogg Co.	(2,360)	(177,260)	5,900
Kennametal, Inc.	(14,544)	(564,453)	(6,108)
Keysight Technologies, Inc.	(3,456)	(134,853)	9,953
Kinder Morgan, Inc.	(18,841)	(400,936)	(8,667)
KLX, Inc.	(12,187)	(566,086)	21,327
Knowles Corp.	(23,737)	(453,851)	4,035
Kosmos Energy Ltd.	(40,200)	(233,787)	(33,945)
L Brands, Inc.	(19,856)	(985,680)	50,462
Landstar System, Inc.	(386)	(32,926)	(135)
Laredo Petroleum, Inc.	(19,931)	(268,271)	(22,721)
Legg Mason, Inc.	(11,852)	(424,065)	(3,911)
Liberty Broadband Corp.	(2,225)	(190,749)	(1,491)
Liberty Expedia Holdings, Inc.	(597)	(27,351)	199
Liberty Interactive Corp. QVC Group	(10,757)	(210,313)	(5,043)
Lions Gate Entertainment Corp., Class A	(12,671)	(319,309)	(17,233)
Lions Gate Entertainment Corp., Class B	(20,133)	(476,602)	(14,240)
LivaNova plc	(7,741)	(383,567)	4,180
Live Nation Entertainment, Inc.	(17,562)	(513,688)	(19,669)
Loews Corp.	(10,861)	(512,748)	4,779
LogMeIn, Inc.	(1,519)	(144,347)	(3,755)
Lululemon Athletica, Inc.	(2,749)	(175,767)	33,177
Macy’s, Inc.	(15,144)	(444,044)	(4,824)
Madison Square Garden Co. (The)	(2,071)	(410,508)	(3,092)
Marathon Oil Corp.	(4,237)	(65,504)	(1,441)
Markel Corp.	(274)	(268,567)	1,181
Marsh & McLennan Cos., Inc.	(9,245)	(694,669)	11,556
Mastercard, Inc.	(5,883)	(663,779)	2,118
Mattel, Inc.	(21,047)	(533,270)	(5,744)
MAXIMUS, Inc.	(2,131)	(132,591)	43
MDU Resources Group, Inc.	(6,661)	(181,579)	(733)
Mead Johnson Nutrition Co.	(11,303)	(990,482)	(16,389)
MEDNAX, Inc.	(2,667)	(188,157)	3,120
Medtronic plc	(2,582)	(212,318)	4,312
Mercury General Corp.	(11,934)	(711,624)	(16,230)
Michaels Cos., Inc. (The)	(5,850)	(128,458)	(2,524)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Middleby Corp. (The)	(3,394)	$(472,954)	$9,843
Mondelez International, Inc.	(6,327)	(283,133)	10,566
Monster Beverage Corp.	(11,408)	(530,130)	3,422
Moody’s Corp.	(1,193)	(133,544)	(119)
Mosaic Co. (The)	(6,198)	(180,796)	(62)
Motorola Solutions, Inc.	(982)	(83,195)	(1,473)
Nabors Industries Ltd.	(18,095)	(238,304)	1,802
National Fuel Gas Co.	(5,793)	(350,178)	4,799
National Instruments Corp.	(14,416)	(468,520)	(865)
National Oilwell Varco, Inc.	(5,431)	(213,493)	(4,236)
Netflix, Inc.	(3,367)	(488,585)	(9,091)
NetScout Systems, Inc.	(20,780)	(776,133)	(12,468)
Neurocrine Biosciences, Inc.	(16,654)	(735,026)	13,908
New Jersey Resources Corp.	(1,254)	(49,157)	(502)
Newfield Exploration Co.	(3,686)	(123,524)	(12,526)
Newmont Mining Corp.	(21,562)	(711,697)	1,014
Nielsen Holdings plc	(6,605)	(281,637)	8,785
NIKE, Inc.	(6,940)	(401,132)	14,366
Noble Corp. plc	(113,314)	(663,597)	(37,817)
Noble Energy, Inc.	(3,722)	(126,027)	(1,787)
Nordson Corp.	(1,683)	(212,428)	5,689
Nordstrom, Inc.	(3,793)	(166,589)	(10,051)
Norwegian Cruise Line Holdings Ltd.	(5,107)	(261,564)	2,486
NOW, Inc.	(12,644)	(212,799)	(1,644)
Occidental Petroleum Corp.	(20,103)	(1,287,810)	14,083
Ocwen Financial Corp.	(5,500)	(26,785)	(3,300)
Office Depot, Inc.	(76,613)	(362,019)	4,620
OGE Energy Corp.	(30,747)	(1,131,182)	55,652
Oil States International, Inc.	(2,420)	(79,134)	(1,089)
Olin Corp.	(10,770)	(356,164)	2,154
OneMain Holdings, Inc.	(4,983)	(132,149)	8,322
ONEOK, Inc.	(723)	(38,189)	(1,894)
OPKO Health, Inc.	(4,400)	(33,986)	(1,214)
Owens-Illinois, Inc.	(31,922)	(650,890)	319
PacWest Bancorp	(4,182)	(233,397)	10,664
Palo Alto Networks, Inc.	(10,341)	(1,197,591)	32,367
Pandora Media, Inc.	(62,989)	(723,114)	(20,786)
Panera Bread Co.	(266)	(65,434)	(4,224)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Parsley Energy, Inc.	(10,957)	$(332,982)	$(23,230)
Patheon NV	(3,467)	(93,580)	2,259
Patterson Cos., Inc.	(11,029)	(501,599)	2,757
PayPal Holdings, Inc.	(7,131)	(307,203)	428
PBF Energy, Inc.	(16,651)	(359,593)	(9,559)
Perrigo Co. plc	(11,026)	(766,307)	34,291
Pitney Bowes, Inc.	(33,528)	(429,275)	(10,277)
Platform Specialty Products Corp.	(85,493)	(1,119,103)	5,985
PPL Corp.	(10,998)	(406,816)	(4,399)
Praxair, Inc.	(3,359)	(397,437)	(941)
Premier, Inc.	(23,919)	(742,580)	(18,762)
Prestige Brands Holdings, Inc.	(920)	(52,633)	1,518
PTC, Inc.	(5,857)	(329,105)	21,319
QEP Resources, Inc.	(5,040)	(60,250)	(3,809)
QIAGEN NV	(12,541)	(368,455)	5,142
Ralph Lauren Corp.	(4,860)	(388,093)	(8,580)
Range Resources Corp.	(18,227)	(497,983)	(32,423)
Red Hat, Inc.	(2,796)	(233,885)	(7,969)
Regeneron Pharmaceuticals, Inc.	(1,417)	(520,912)	(28,190)
ResMed, Inc.	(1,358)	(97,287)	(448)
RH	(22,838)	(828,334)	(228,152)
Rice Energy, Inc.	(2,080)	(43,020)	(6,276)
Robert Half International, Inc.	(3,165)	(156,794)	2,247
Rollins, Inc.	(7,411)	(273,466)	(1,705)
Roper Technologies, Inc.	(2,715)	(572,702)	12,082
Royal Gold, Inc.	(6,725)	(436,049)	(35,037)
RR Donnelley & Sons Co.	(5,995)	(74,461)	1,862
Sabre Corp.	(11,523)	(248,095)	3,923
salesforce.com, Inc.	(10,923)	(906,477)	5,439
Sally Beauty Holdings, Inc.	(13,043)	(267,921)	1,322
Santander Consumer USA Holdings, Inc.	(16,635)	(233,056)	11,478
SBA Communications Corp.	(1,772)	(204,932)	(8,364)
Schlumberger Ltd.	(7,065)	(550,515)	(1,262)
Sealed Air Corp.	(12,425)	(572,295)	30,814
Seattle Genetics, Inc.	(5,583)	(372,498)	21,550
SEI Investments Co.	(1,384)	(72,314)	2,505
Sempra Energy	(12,870)	(1,425,481)	3,346

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sensata Technologies Holding NV	(19,852)	$(873,488)	$6,551
ServiceMaster Global Holdings, Inc.	(3,057)	(124,878)	(2,751)
ServiceNow, Inc.	(9,502)	(839,251)	8,111
Signature Bank	(2,738)	(423,377)	17,085
Signet Jewelers Ltd.	(6,150)	(419,721)	(6,289)
Silgan Holdings, Inc.	(3,435)	(210,222)	6,320
Silicon Laboratories, Inc.	(339)	(24,815)	(119)
Sirius XM Holdings, Inc.	(51,239)	(274,641)	10,760
Six Flags Entertainment Corp.	(8,264)	(490,716)	(909)
SLM Corp.	(75,103)	(922,265)	13,519
SM Energy Co.	(3,995)	(84,974)	(10,986)
Snyder’s-Lance, Inc.	(7,644)	(310,041)	1,911
Sotheby’s	(13,139)	(625,154)	27,592
Southwestern Energy Co.	(34,011)	(255,976)	(21,894)
Splunk, Inc.	(17,279)	(1,077,691)	1,382
Sprouts Farmers Market, Inc.	(50,286)	(1,119,400)	(43,212)
SPX Corp.	(7,827)	(193,562)	3,757
Square, Inc.	(12,945)	(217,054)	(6,636)
SS&C Technologies Holdings, Inc.	(4,180)	(151,065)	3,093
Staples, Inc.	(33,664)	(302,976)	7,743
Starbucks Corp.	(2,573)	(143,522)	(6,716)
Stericycle, Inc.	(11,853)	(995,944)	13,449
Stifel Financial Corp.	(8,087)	(427,802)	21,916
SunPower Corp.	(19,634)	(131,317)	11,549
Superior Energy Services, Inc.	(50,026)	(671,615)	(41,756)
SVB Financial Group	(4,599)	(906,877)	51,049
Synovus Financial Corp.	(4,106)	(172,616)	4,188
Tableau Software, Inc.	(15,422)	(757,220)	(6,940)
Targa Resources Corp.	(9,849)	(556,173)	(33,782)
Target Corp.	(8,364)	(445,698)	(15,911)
TCF Financial Corp.	(3,577)	(62,383)	1,502
Tempur Sealy International, Inc.	(17,428)	(799,771)	(9,934)
Tenet Healthcare Corp.	(47,571)	(845,631)	3,148
Teradata Corp.	(11,249)	(346,019)	(4,050)
TerraForm Power, Inc.	(9,791)	(122,387)	1,273
Tesla, Inc.	(1,268)	(324,166)	(28,719)
Tiffany & Co.	(4,824)	(445,834)	(13,893)
Time, Inc.	(19,181)	(367,878)	(3,275)
Toll Brothers, Inc.	(4,577)	(167,839)	2,563

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tractor Supply Co.	(11,960)	$(853,585)	$28,704
TransDigm Group, Inc.	(2,933)	(704,067)	58,337
TreeHouse Foods, Inc.	(4,551)	(391,833)	6,545
TRI Pointe Group, Inc.	(15,449)	(195,887)	2,157
Trimble, Inc.	(17,803)	(564,711)	(5,163)
TripAdvisor, Inc.	(15,972)	(683,253)	(6,099)
Triumph Group, Inc.	(17,158)	(435,813)	(6,005)
Twitter, Inc.	(57,554)	(862,479)	2,046
Tyler Technologies, Inc.	(693)	(108,351)	1,240
Ultimate Software Group, Inc. (The)	(2,721)	(529,643)	(1,524)
Umpqua Holdings Corp.	(1,406)	(25,702)	759
Under Armour, Inc.	(11,068)	(210,544)	(8,381)
United Natural Foods, Inc.	(1,935)	(85,759)	2,109
USG Corp.	(6,574)	(224,239)	15,186
Valley National Bancorp	(29,022)	(355,810)	13,350
Veeva Systems, Inc.	(12,975)	(646,025)	(19,333)
VeriFone Systems, Inc.	(42,092)	(798,398)	10,015
Verisk Analytics, Inc.	(951)	(77,212)	48
Vertex Pharmaceuticals, Inc.	(6,445)	(592,424)	(112,336)
VF Corp.	(8,652)	(466,303)	(9,297)
Viacom, Inc.	(3,081)	(133,715)	(9,921)
ViaSat, Inc.	(3,326)	(215,197)	2,931
Viavi Solutions, Inc.	(1,237)	(13,236)	(25)
Visa, Inc.	(3,158)	(284,978)	4,326
Vista Outdoor, Inc.	(6,791)	(141,045)	1,218
Visteon Corp.	(868)	(86,383)	1,363
WABCO Holdings, Inc.	(3,738)	(437,346)	(1,570)
Waddell & Reed Financial, Inc.	(3,832)	(65,949)	805
Walgreens Boots Alliance, Inc.	(3,506)	(301,200)	10,027
Weatherford International plc	(301,982)	(1,853,980)	(154,201)
Webster Financial Corp.	(4,641)	(250,753)	18,518
WELBILT, Inc.	(24,952)	(480,326)	(9,482)
Wendy’s Co. (The)	(15,116)	(203,915)	(1,814)
WESCO International, Inc.	(1,113)	(77,687)	278
WEX, Inc.	(2,481)	(264,996)	8,212

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whiting Petroleum Corp.	(22,938)	$(210,112)	$(6,881)
Whole Foods Market, Inc.	(2,551)	(75,331)	(485)
Williams Cos., Inc. (The)	(29,292)	(836,872)	(29,878)
Williams-Sonoma, Inc.	(2,716)	(134,714)	(10,918)
WisdomTree Investments, Inc.	(89,212)	(804,140)	(5,905)
Workday, Inc.	(13,845)	(1,165,088)	12,076
WPX Energy, Inc.	(38,827)	(483,396)	(36,497)
WR Grace & Co.	(11,336)	(802,135)	11,903
Wynn Resorts Ltd.	(10,830)	(1,208,702)	(32,524)
Yahoo!, Inc.	(8,738)	(407,103)	1,573
Yelp, Inc.	(9,706)	(331,072)	13,200
Zayo Group Holdings, Inc.	(29,820)	(992,092)	11,014
Zebra Technologies Corp.	(10,857)	(985,273)	(5,428)
Zillow Group, Inc.	(4,393)	(159,729)	11,817
Zions Bancorp	(20,794)	(909,945)	36,597
Zoetis, Inc.	(12,607)	(680,778)	7,942
Zynga, Inc.	(96,040)	(268,334)	(5,380)

			(953,796)

Total of Short Equity Positions			(926,698)

Total of Long and Short Equity Positions			(2,420,124)

Net Cash and Other Receivables/ (Payables) (b)			15,431,680

Swaps, at Value			$13,011,556

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at March 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-57 months maturity ranging from 04/06/2017 - 11/19/2021	$895,706

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	198	$23,838	$624
Air France-KLM	21,425	174,881	(12,811)
Arkema SA	2,952	290,970	(373)
Atos SE	9,420	1,119,071	45,058
BNP Paribas SA	5,544	356,346	12,574
Capgemini SA	3,105	279,291	7,318
Christian Dior SE	913	202,935	8,997
Cie Generale des Etablissements Michelin	9,559	1,106,172	55,417
CNP Assurances	7,083	141,553	2,483
Eiffage SA	3,128	235,444	9,351
Faurecia	5,528	248,696	13,767
Imerys SA	747	60,161	3,193
Ipsen SA	3,949	380,114	14,715
Kering	95	24,042	512
Lagardere SCA	11,520	318,127	20,738
Orange SA	38,223	605,795	(12,361)
Orpea	374	34,303	1,585
Peugeot SA	37,508	754,555	(738)
Publicis Groupe SA	2,317	155,692	6,082
Rexel SA	2,504	43,892	1,475
SCOR SE	6,349	242,419	(2,471)
SEB SA	1,671	223,463	9,937
Societe BIC SA	223	28,276	(494)
Societe Generale SA	6,765	339,948	2,803
Sodexo SA	2,989	335,341	15,856
Teleperformance	4,396	469,204	5,429
Thales SA	7,028	669,145	9,733
TOTAL SA	5,197	261,602	1,176
Valeo SA	9,814	633,586	19,258
Veolia Environnement SA	4,698	81,132	6,964
Vinci SA	3,614	276,331	10,651

			256,448

United Kingdom
TechnipFMC plc	3,772	116,642	6,451

Total of Long Equity Positions			262,899

Short Positions

Common Stocks

France
Accor SA	(19,893)	(803,012)	(24,421)
Air Liquide SA	(1,813)	(204,010)	(2,996)
Airbus SE	(1,285)	(95,957)	(2,039)
Alstom SA	(7,905)	(223,871)	(12,124)
Bollore SA	(314)	(1,176)	(19)
Bollore SA (LSE)	(70,863)	(271,775)	(2,512)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Bureau Veritas SA	(4,536)	$(87,935)	$(7,678)
Carrefour SA	(6,668)	(155,202)	(1,904)
Casino Guichard Perrachon SA	(2,826)	(156,990)	(908)
Cie Plastic Omnium SA	(2,495)	(90,765)	70
Edenred	(29,268)	(670,234)	(20,558)
Electricite de France SA	(13,704)	(113,100)	(2,046)
Engie SA	(37,929)	(505,052)	(30,946)
Essilor International SA	(5,671)	(679,919)	(8,604)
Eutelsat Communications SA	(1,555)	(33,040)	(1,617)
Hermes International	(949)	(441,393)	(7,849)
Iliad SA	(1,432)	(322,607)	2,795
Ingenico Group SA	(5,093)	(508,602)	28,249
JCDecaux SA	(4,322)	(147,155)	(4,645)
L’Oreal SA	(523)	(98,983)	(1,610)
LVMH Moet Hennessy Louis Vuitton SE	(416)	(89,413)	(2,020)
Natixis SA	(81,081)	(490,221)	(8,927)
Pernod Ricard SA	(2,266)	(265,912)	(1,977)
Remy Cointreau SA	(3,079)	(292,169)	(9,051)
Safran SA	(2,294)	(170,100)	(1,110)
SFR Group SA	(11,837)	(359,975)	(11,758)
Suez	(4,801)	(70,027)	(5,743)
Ubisoft Entertainment SA	(750)	(29,946)	(2,041)
Vivendi SA	(22,490)	(409,785)	(26,490)
Zodiac Aerospace	(13,250)	(314,740)	(16,463)

			(186,942)

Luxembourg
Eurofins Scientific SE	(174)	(75,532)	(137)
SES SA	(6,796)	(142,264)	(15,736)

			(15,873)

Total of Short Equity Positions			(202,815)

Total of Long and Short Equity Positions			60,084

Net Cash and Other Receivables/ (Payables) (b)			835,622

Swaps, at Value			$895,706

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(110,000)	$—	$(110,000)

BARC
Cash	—	6,509,337	6,509,337

CITI
Investment Companies	1,541,724	—	1,541,724

GSCO
Cash	—	1,224,273	1,224,273

GSIN
Investment Companies	20,563,457	—	20,563,457

JPMC
Investment Companies	4,131,468	—	4,131,468

JPMS
Cash	—	2,481,057	2,481,057

MSCL
Cash	—	447,497	447,497

MSCS
Cash	1,723,038	—	1,723,038

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
GSCO
Cash	$—	$369,169	$369,169

GSIN
Cash	160,000	—	160,000

JPPC
Cash	—	559,211	559,211

MACQ
Cash	270,114	—	270,114
Investment Companies	630,436	—	630,436

MSCL
Cash	—	2,271,946	2,271,946

SOCG
Cash	130,191	—	130,191

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2017 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

BNPP - BNP Paribas

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

See notes to Consolidated Schedule of Investments.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2017, the Trust consists of thirty-seven active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

The following Funds are closed to new investors, subject to certain exceptions: AQR Diversified Arbitrage Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2017	% OF TOTAL NET ASSETS AT MARCH 31, 2017	NET REALIZED GAIN (LOSS) ON INVESTMENTS HELD IN SUBSIDIARY

AQR Global Macro Offshore Fund Ltd.	April 8, 2014	$6,268,622	23.2%	$(50,119)

AQR Managed Futures Strategy Offshore Fund Ltd.	January 5, 2010	2,893,673,779	22.8%	(209,845,020)

AQR Managed Futures Strategy HV Offshore Fund Ltd.	July 16, 2013	172,270,961	23.1%	(17,112,256)

AQR Multi-Strategy Alternative Offshore Fund Ltd.	July 18, 2011	543,887,735	15.8%	(20,458,676)

AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	July 9, 2012	49,216,843	22.9%	1,050,232

AQR Risk Parity Offshore Fund Ltd.	September 29, 2010	87,440,866	20.0%	(2,882,747)

AQR Risk Parity II HV Offshore Fund Ltd.	November 5, 2012	14,345,245	23.4%	(745,804)

AQR Risk Parity II MV Offshore Fund Ltd.	November 5, 2012	12,617,439	15.3%	(668,075)

AQR Style Premia Alternative Offshore Fund Ltd.	October 30, 2013	947,022,894	23.4%	(4,155,759)

AQR Style Premia Alternative LV Offshore Fund Ltd.	September 17, 2014	94,926,786	23.1%	(207,028)

3. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in Inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

As of March 31, 2017, AQR Diversified Arbitrage Fund’s unfunded commitment was as follows:

BORROWER	COMMITMENT AMOUNT

DEMC, Ltd., Class A-2	$407,480

The fund has no unrealized gain or loss on the unfunded commitment.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses). The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) on positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a net change in unrealized appreciation (depreciation). Cash settlements between a Fund and the counterparty are recognized as net realized gains (losses). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $11,663,344 for AQR Risk Parity II HV Fund.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period for the AQR Multi-Strategy Alternative Fund was as follows:

AQR Multi-Strategy Alternative Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2016	(411)	$(2,146,186)
Options written	—	—
Options terminated	—	—
Options expired	—	—
Options exercised	50	261,093
Options outstanding, March 31, 2017	(361)	$(1,885,093)

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the of the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$156,002,233	$29,627,843	$12,572,882	$198,202,958
Convertible Preferred Stocks	25,620,883	7,325,058	—	32,945,941
Corporate Bonds	—	9,524,859	3,554,008	13,078,867
Convertible Bonds	—	173,284,125	1,601	173,285,726
Closed End Funds	6,887,085	—	—	6,887,085
Loan Participations	—	792,673	—	792,673
Preferred Stocks	2,989,682	—	746,526	3,736,208
Rights	238,958	265,635	662,182	1,166,775
Securities in Litigation	—	—	393,586	393,586
Warrants	13,474,037	3,696,914	91,681	17,262,632
Short-Term Investments	—	181,210,378	—	181,210,378
Futures Contracts*	58,302	—	—	58,302
Forward Foreign Currency Exchange Contracts*	—	11,467	—	11,467
Total Return Basket Swaps Contracts*	—	3,767,214	—	3,767,214

Total Assets	$205,271,180	$409,506,166	$18,022,466	$632,799,812

LIABILITIES
Common Stocks (Sold Short)	$(148,768,968)	$(153,429)	$(402)	$(148,922,799)
Convertible Bonds (Sold Short)	—	(3,275,484)	—	(3,275,484)
Exchange Traded Funds (Sold Short)	(2,521,194)	—	—	(2,521,194)
Futures Contracts*	(63,282)	—	—	(63,282)
Forward Foreign Currency Exchange Contracts*	—	(80,713)	—	(80,713)
Credit Default Swap Contracts*	—	(1,344,158)	—	(1,344,158)
Total Return Basket Swaps Contracts*	—	(1,154,572)	(61,308)	(1,215,880)

Total Liabilities	$(151,353,444)	$(6,008,356)	$(61,710)	$(157,423,510)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$42,613,487	$346,686,775	$—	$389,300,262
Short-Term Investments	—	1,083,020,769	—	1,083,020,769
Forward Foreign Currency Exchange Contracts*	—	111,541	—	111,541
Total Return Basket Swaps Contracts*	—	95,531,636	—	95,531,636

Total Assets	$42,613,487	$1,525,350,721	$—	$1,567,964,208

LIABILITIES
Common Stocks (Sold Short)†	$(42,309,263)	$(307,035,790)	$—	$(349,345,053)
Forward Foreign Currency Exchange Contracts*	—	(355,591)	—	(355,591)
Total Return Basket Swaps Contracts*	—	(951,040)	—	(951,040)

Total Liabilities	$(42,309,263)	$(308,342,421)	$—	$(350,651,684)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$23,943,844	$—	$23,943,844
Futures Contracts*	3,045	—	—	3,045
Forward Foreign Currency Exchange Contracts*	—	308,191	—	308,191
Total Return Swap Contracts*	—	83,671	—	83,671

Total Assets	$3,045	$24,335,706	$—	$24,338,751

LIABILITIES
Futures Contracts*	$(318,562)	$—	$—	$(318,562)
Forward Foreign Currency Exchange Contracts*	—	(505,530)	—	(505,530)
Interest Rate Swap Contracts*	—	(1,127,939)	—	(1,127,939)
Total Return Swap Contracts*	—	(86,986)	—	(86,986)

Total Liabilities	$(318,562)	$(1,720,455)	$—	$(2,039,017)

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$95,175,777	$784,609,051	$—	$879,784,828
Short-Term Investments	—	2,909,425,299	—	2,909,425,299
Futures Contracts*	503,163	—	—	503,163
Forward Foreign Currency Exchange Contracts*	—	4,760,964	—	4,760,964
Total Return Basket Swaps Contracts*	—	136,214,100	—	136,214,100
Total Return Swap Contracts*	—	353,821	—	353,821

Total Assets	$95,678,940	$3,835,363,235	$—	$3,931,042,175

LIABILITIES
Common Stocks (Sold Short)†	$(94,131,574)	$(717,454,409)	$—	$(811,585,983)
Forward Foreign Currency Exchange Contracts*	—	(151,297)	—	(151,297)
Total Return Basket Swaps Contracts*	—	(306,859)	—	(306,859)
Total Return Swap Contracts*	—	(1,362)	—	(1,362)

Total Liabilities	$(94,131,574)	$(717,913,927)	$—	$(812,045,501)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$12,474,168,203	$—	$12,474,168,203
Futures Contracts*	69,051,817	—	—	69,051,817
Forward Foreign Currency Exchange Contracts*	—	79,863,683	—	79,863,683
Total Return Swaps Contracts*	—	31,634,482	—	31,634,482

Total Assets	$69,051,817	$12,585,666,368	$—	$12,654,718,185

LIABILITIES
Futures Contracts*	$(68,364,262)	$—	$—	$(68,364,262)
Forward Foreign Currency Exchange Contracts*	—	(184,159,723)	—	(184,159,723)
Total Return Swaps Contracts*	—	(64,832,705)	—	(64,832,705)

Total Liabilities	$(68,364,262)	$(248,992,428)	$—	$(317,356,690)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$696,708,338	$—	$696,708,338
Futures Contracts*	5,832,360	—	—	5,832,360
Forward Foreign Currency Exchange Contracts*	—	6,895,333	—	6,895,333
Total Return Swap Contracts*	—	2,749,803	—	2,749,803

Total Assets	$5,832,360	$706,353,474	$—	$712,185,834

LIABILITIES
Futures Contracts*	$(6,141,903)	$—	$—	$(6,141,903)
Forward Foreign Currency Exchange Contracts*	—	(16,124,424)	—	(16,124,424)
Total Return Swap Contracts*	—	(5,485,057)	—	(5,485,057)

Total Liabilities	$(6,141,903)	$(21,609,481)	$—	$(27,751,384)

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks †	$128,371,554	$—	$—		$128,371,554
Convertible Preferred Stocks †	322,629,232	58,676,179	—		381,305,411
Corporate Bonds †	—	—	—(a	)	—(a )
Convertible Bonds †	—	651,117,891	—		651,117,891
Preferred Stocks †	5,791,048	—	—		5,791,048
Warrants	—	871	—		871
Short-Term Investments	—	2,497,580,376	—		2,497,580,376
Futures Contracts*	11,291,412	—	—		11,291,412
Forward Foreign Currency Exchange Contracts*	—	17,608,120	—		17,608,120
Credit Default Swap Contracts*	—	23,334,642	—		23,334,642
Total Return Basket Swaps Contracts*	—	279,716,038	—		279,716,038
Total Return Swaps Contracts*	—	6,932,513	—		6,932,513

Total Assets	$468,083,246	$3,534,966,630	$—	(a)	$4,003,049,876

LIABILITIES
Common Stocks (Sold Short)†	$(736,236,158)	$(1,380,858)	$—		$(737,617,016)
Convertible Bonds (Sold Short)†	—	(12,610,578)	—		(12,610,578)
Written Options (Sold Short)	(5,452,905)	—	—		(5,452,905)
Futures Contracts*	(20,400,223)	—	—		(20,400,223)
Forward Foreign Currency Exchange Contracts*	—	(32,105,828)	—		(32,105,828)
Total Return Basket Swaps Contracts*	—	(11,092,375)	—		(11,092,375)
Total Return Swaps Contracts*	—	(10,971,730)	—		(10,971,730)

Total Liabilities	$(762,089,286)	$(68,161,369)	$—		$(830,250,655)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Short-Term Investments	$—	$191,561,880	$—		$191,561,880
Futures Contracts*	5,444,368	—	—		5,444,368
Total Return Swap Contracts*	—	2,862,621	—		2,862,621

Total Assets	$5,444,368	$194,424,501	$—		$199,868,869

LIABILITIES
Futures Contracts*	$(3,365,004)	$—	$—		$(3,365,004)
Total Return Swap Contracts*	—	(3,506,959)	—		(3,506,959)

Total Liabilities	$(3,365,004)	$(3,506,959)	$—		$(6,871,963)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Foreign Government Securities	$—	$67,244,227	$—		$67,244,227
U.S. Treasury Obligations	—	94,545,922	—		94,545,922
Short-Term Investments	—	242,599,011	—		242,599,011
Futures Contracts*	2,082,598	—	—		2,082,598
Forward Foreign Currency Exchange Contracts*	—	1,989,332	—		1,989,332
Interest Rate Swap Contracts*	—	2,299,793	—		2,299,793
Credit Default Swap Contracts*	—	14,940,347	—		14,940,347
Total Return Swap Contracts*	—	1,185,278	—		1,185,278

Total Assets	$2,082,598	$424,803,910	$—		$426,886,508

LIABILITIES
Futures Contracts*	$(167,467)	$—	$—		$(167,467)
Forward Foreign Currency Exchange Contracts*	—	(1,386,341)	—		(1,386,341)
Interest Rate Swap Contracts*	—	(1,214,945)	—		(1,214,945)
Total Return Swap Contracts*	—	(2,131,603)	—		(2,131,603)

Total Liabilities	$(167,467)	$(4,732,889)	$—		$(4,900,356)

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$14,230,350	$—	$14,230,350
U.S. Treasury Obligations	—	20,456,962	—	20,456,962
Short-Term Investments	—	33,261,257	—	33,261,257
Futures Contracts*	600,064	—	—	600,064
Forward Foreign Currency Exchange Contracts*	—	115	—	115
Total Return Swap Contracts*	—	261,809	—	261,809

Total Assets	$600,064	$68,210,493	$—	$68,810,557

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(11,501,475)	$—	$(11,501,475)
Futures Contracts*	(37,039)	—	—	(37,039)
Forward Foreign Currency Exchange Contracts*	—	(126,267)	—	(126,267)
Total Return Swap Contracts*	—	(476,607)	—	(476,607)

Total Liabilities	$(37,039)	$(12,104,349)	$—	$(12,141,388)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$13,174,709	$—	$13,174,709
U.S. Treasury Obligations	—	18,504,935	—	18,504,935
Short-Term Investments	—	47,633,626	—	47,633,626
Futures Contracts*	580,740	—	—	580,740
Forward Foreign Currency Exchange Contracts*	—	100	—	100
Total Return Swap Contracts*	—	271,197	—	271,197

Total Assets	$580,740	$79,584,567	$—	$80,165,307

LIABILITIES
Futures Contracts*	$(38,196)	$—	$—	$(38,196)
Forward Foreign Currency Exchange Contracts*	—	(118,608)	—	(118,608)
Total Return Swap Contracts*	—	(440,831)	—	(440,831)

Total Liabilities	$(38,196)	$(559,439)	$—	$(597,635)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$—	$1,488,301,642	$—	$1,488,301,642
Short-Term Investments	—	3,510,225,175	—	3,510,225,175
Futures Contracts*	7,388,895	—	—	7,388,895
Forward Foreign Currency Exchange Contracts*	—	10,815,008	—	10,815,008
Total Return Basket Swaps Contracts*	—	12,183,318	—	12,183,318
Total Return Swaps Contracts*	—	11,901,145	—	11,901,145

Total Assets	$7,388,895	$5,033,426,288	$—	$5,040,815,183

LIABILITIES
Common Stocks (Sold Short)†	$—	(1,170,446,050)	$(2)	$(1,170,446,052)
Futures Contracts*	(23,240,531)	—	—	(23,240,531)
Forward Foreign Currency Exchange Contracts*	—	(23,566,468)	—	(23,566,468)
Total Return Basket Swaps Contracts*	—	(57,001,005)	—	(57,001,005)
Total Return Swaps Contracts*	—	(14,966,036)	—	(14,966,036)

Total Liabilities	$(23,240,531)	$(1,265,979,559)	$(2)	$(1,289,220,092)

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks †	$—	$80,111,311	$16,631	$80,127,942
Short-Term Investments	—	363,790,559	—	363,790,559
Futures Contracts*	396,993	—	—	396,993
Forward Foreign Currency Exchange Contracts*	—	533,331	—	533,331
Total Return Basket Swaps Contracts*	—	13,907,262	—	13,907,262
Total Return Swaps Contracts*	—	656,321	—	656,321

Total Assets	$396,993	$458,998,784	$16,631	$459,412,408

LIABILITIES
Common Stocks (Sold Short)†	$—	$(63,848,983)	$—	$(63,848,983)
Futures Contracts*	(1,185,499)	—	—	(1,185,499)
Forward Foreign Currency Exchange Contracts*	—	(1,136,058)	—	(1,136,058)
Total Return Basket Swaps Contracts*	—	(119,272)	—	(119,272)
Total Return Swaps Contracts*	—	(864,951)	—	(864,951)

Total Liabilities	$(1,185,499)	$(65,969,264)	$—	$(67,154,763)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended March 31, 2017, the amount of securities that transferred from Level 1 into Level 2 for the AQR Diversified Arbitrage Fund was $6,209,483 and the amount transferred from Level 2 into Level 1 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund was $9,253,826 and $9,885,460 respectively. There were no transfers of investments between levels for any of the remaining Funds.

There were no other Level 3 securities held at period end, except where noted in AQR Diversified Arbitrage Fund. Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SECURITIES IN LITIGATION	SHORT COMMON STOCKS	TOTAL RETURN BASKET SWAP CONTRACTS
Balance as of December 31, 2016	$6,494,137	$3,219,344	$782,139	$692,778	$567,662	$17,778	$452,769	$(402)	$432,995
Accrued discounts/(premiums)	—	86,023	—	—	—	—	—	—	—
Realized gain/(loss)	—	(60,025)	(2,275,000)	—	—	(1)	—	—	—
Change in unrealized appreciation/(depreciation)	109,048	366,591	2,274,577	53,748	94,520	(66,857)	(95,431)	—	(2,707,668)
Purchases[1]	9,263	79,156	—	—	—	—	36,248	—	—
Sales[2]	—	(399,274)	—	—	—	—	—	—	—
Transfers in to Level 3	9,345,634	1,062,562	—	—	—	140,761	—	—	2,646,360

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SECURITIES IN LITIGATION	SHORT COMMON STOCKS	TOTAL RETURN BASKET SWAP CONTRACTS
Transfers out of Level 3	$(3,385,200)	$(800,369)	$(780,115)	$—	$—	$—	$—	$—	$(432,995)
Balance as of March 31, 2017	$12,572,882	$3,554,008	$1,601	$746,526	$662,182	$91,681	$393,586	$(402)	$(61,308)
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2017	$109,048	$43,688	$(400)	$53,748	$94,520	$(65,397)	$(95,431)	$—	$(2,707,668)

AQR Multi-Strategy Alternative Fund	CORPORATE BOND		CONVERTIBLE BOND	TOTAL RETURN BASKET SWAP CONTRACTS- SHORT
Balance as of December 31, 2016	$—	(a)	$8,192,575	$(71,858)
Accrued discounts/(premiums)	—		—	—
Realized gain/(loss)	—		531,365	—
Change in unrealized appreciation/(depreciation)	—		(381,663)	71,858
Purchases[1]	—		—	—
Sales[2]	—		(6,789,089)	—	(a)
Transfers in to Level 3	—		—	—
Transfers out of Level 3	—		(1,553,188)	—
Balance as of March 31, 2017	$—	(a)	$—	$—
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2017	$—		$—	$—

(a)	Security has zero value.
1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

At March 31, 2017, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Multi-Strategy Alternative Fund are valued by pricing vendors or brokers. The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended March 31, 2017 for the AQR Diversified Arbitrage Fund:

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/ RANGE	WEIGHTED AVERAGE

Common Stock	$1,703,051	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	19.7%— 49.7%	29%

			Revenue Multiple	0.35x to 1.2x	N/A

			Selected Point in Range	Midpoint	N/A

			Term	2.0 years	N/A
			Volatility	53.1%— 99.0%	53%
	$1,349,900	Probability Weighted Expected Return	Discount for Lack of Marketability**	26.3%	N/A
			Equity Cost of Capital	40.0%	N/A
			Scenario Probability	33.3%	N/A
			Term	175.0%	N/A
			Volatility	53.2%	N/A
			Legal Fees (%of proceeds)	45.2%	N/A
	$93,061	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	28.8%— 50.4%	37%
			Term	2.0 years	N/A
			Volatility	55.3%—146.3%	88%
Preferred Stock	$746,527	Enterprise Value Waterfall Analysis	Equity Cost of Capital	15.2%	N/A

Right	$250,586	Option Pricing Model	Discount for Lack of Marketability**	21.3%	N/A
			Term	0.8 years	N/A
			Volatility	97.0%	N/A
	$419,146	Probability Weighted Expected Return	Discount for Lack of Marketability**	2.0x— 36.6x	25%
			Equity Cost of Capital	6.9x— 30.5x	24%
			Scenario Probability	15.0%— 90.0%	N/A
			Term	0.2 to 3.4 years	N/A
			Volatility	10.7%— 85.9%	51%

Securities in Litigation	$393,585	Liquidation Analysis	Discount Rate	6.0%	81%
			Term	3.5 years	N/A
			Discount for Lack of Marketability**	30.0%	30%
			Recovery Probability	50.0%	N/A

Total Return Basket Swaps	$(61,308)	Liquidation Analysis	Discount for Lack of Marketability**	2.0%— 30.2%	82%
			Equity Cost of Capital	6.5%— 19.5%	57%
			Term	0.2 to 0.8 years	N/A
			Volatility	10.7%— 86.2%	139%
			Scenario Probability	15.0%—40.0%	N/A

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 31, 2017, the value of these securities was $13,066,208. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

6. Federal Income Tax Matters

At March 31, 2017, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Diversified Arbitrage Fund	$665,138,206	$49,602,925	$(85,778,302)	$(36,175,377)
AQR Equity Market Neutral Fund	1,419,122,306	54,955,380	(1,756,655)	53,198,725
AQR Global Macro Fund	23,944,959	—	(1,115)	(1,115)
AQR Long-Short Equity Fund	3,698,649,116	95,063,966	(4,502,955)	90,561,011
AQR Managed Futures Strategy Fund	12,476,714,768	411,464	(2,958,029)	(2,546,565)
AQR Managed Futures Strategy HV Fund	696,933,578	730	(225,970)	(225,240)
AQR Multi-Strategy Alternative Fund	3,758,716,628	—	(94,549,477)	(94,549,477)
AQR Risk-Balanced Commodities Strategy Fund	191,590,728	—	(28,848)	(28,848)
AQR Risk Parity Fund	406,194,572	314,057	(2,119,469)	(1,805,412)
AQR Risk Parity II HV Fund	68,288,974	67,860	(408,265)	(340,405)
AQR Risk Parity II MV Fund	79,681,017	86,919	(454,666)	(367,747)
AQR Style Premia Alternative Fund	4,825,644,184	183,824,302	(10,941,669)	172,882,633
AQR Style Premia Alternative LV Fund	434,275,444	10,329,539	(686,482)	9,643,057

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

7. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Fund’s financial position and financial performance for the period ended March 31, 2017 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$133,222	$3,295,798	$—	$66,050	$1,305,735	$—	$—
AQR Equity Market Neutral Fund	—	95,531,636	—	—	951,040	—	—
AQR Global Macro Fund	148,067	69,349	—	241,901	60,755	—	—
AQR Long-Short Equity Fund	6,061,490	136,567,921	—	5,558,327	308,221	—	—
AQR Managed Futures Strategy Fund	88,714,931	13,152,700	—	20,276,848	9,489,612	—	—
AQR Managed Futures Strategy HV Fund	7,832,431	1,188,029	—	1,773,992	870,925	—	—
AQR Multi-Strategy Alternative Fund	17,421,129	283,760,563	—	7,518,753	15,625,118	—	5,452,905
AQR Risk Parity Fund	1,032,818	220,859	—	620,301	475,261	—	—
AQR Risk Parity II HV Fund	252,787	40,451	—	139,258	89,218	—	—
AQR Risk Parity II MV Fund	215,102	59,199	—	128,619	76,360	—	—
AQR Style Premia Alternative Fund	21,315,326	20,997,130	—	33,287,489	62,868,084	—	—
AQR Style Premia Alternative LV Fund	1,037,025	14,369,881	—	1,639,576	460,623	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	11,467	—	—	80,713	—
AQR Equity Market Neutral Fund	—	—	111,541	—	—	355,591	—
AQR Global Macro Fund	—	—	308,191	—	—	505,530	—
AQR Long-Short Equity Fund	—	—	4,760,964	—	—	151,297	—
AQR Managed Futures Strategy Fund	—	—	79,863,683	—	—	184,159,723	—
AQR Managed Futures Strategy HV Fund	—	—	6,895,333	—	—	16,124,424	—
AQR Multi-Strategy Alternative Fund	—	—	17,608,120	—	—	32,105,828	—
AQR Risk Parity Fund	—	—	1,989,332	—	—	1,386,341	—
AQR Risk Parity II HV Fund	—	—	115	—	—	126,267	—
AQR Risk Parity II MV Fund	—	—	100	—	—	118,608	—
AQR Style Premia Alternative Fund	—	—	10,815,008	—	—	23,566,468	—
AQR Style Premia Alternative LV Fund	—	—	533,331	—	—	1,136,058	—

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$561,271	$—	$72,152	$—	$—	$—
AQR Global Macro Fund	14,249	1,038,326	—	201,287	2,166,265	—	—
AQR Managed Futures Strategy Fund	51,959,526	—	—	97,487,700	—	—	—
AQR Managed Futures Strategy HV Fund	4,288,819	—	—	8,613,897	—	—	—
AQR Multi-Strategy Alternative Fund	2,897,862	763,433	—	20,113,821	—	—	—
AQR Risk Parity Fund	468,031	2,378,972	—	195,933	1,294,124	—	—
AQR Risk Parity II HV Fund	194,529	—	—	58,796	—	—	—
AQR Risk Parity II MV Fund	190,974	—	—	60,458	—	—	—
AQR Style Premia Alternative Fund	11,349,567	—	—	12,469,026	—	—	—
AQR Style Premia Alternative LV Fund	609,012	—	—	699,790	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	1,344,158	—	—
AQR Multi-Strategy Alternative Fund	—	27,304,142	—	—	3,969,500	—	—
AQR Risk Parity Fund	—	15,770,811	—	—	830,464	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	128,420	14,322	—	163,065	26,231	—	—
AQR Managed Futures Strategy Fund	26,168,285	18,481,782	—	48,390,639	55,343,093	—	—
AQR Managed Futures Strategy HV Fund	2,361,136	1,561,774	—	4,404,040	4,614,132	—	—
AQR Multi-Strategy Alternative Fund	3,106,839	2,388,617	—	4,902,067	6,438,987	—	—
AQR Risk-Balanced Commodities Strategy Fund	10,685,021	2,862,621	—	8,605,657	3,506,959	—	—
AQR Risk Parity Fund	2,518,630	964,419	—	1,288,114	1,656,342	—	—
AQR Risk Parity II HV Fund	661,716	221,358	—	347,953	387,389	—	—
AQR Risk Parity II MV Fund	626,476	211,998	—	300,931	364,471	—	—
AQR Style Premia Alternative Fund	18,030,351	3,087,333	—	20,790,365	9,098,957	—	—
AQR Style Premia Alternative LV Fund	918,918	193,702	—	1,014,095	523,600	—	—

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Netting:
AQR Diversified Arbitrage Fund	$(133,222)	$(2,649,893)	$(11,467)	$(133,222)	$(2,649,893)	$(11,467)	$—
AQR Equity Market Neutral Fund	—	(951,040)	(111,541)	—	(951,040)	(111,541)	—
AQR Global Macro Fund	(290,736)	(1,121,997)	(308,191)	(290,736)	(1,121,997)	(308,191)	—
AQR Long-Short Equity Fund	(5,558,327)	(308,221)	(151,297)	(5,558,327)	(308,221)	(151,297)	—
AQR Managed Futures Strategy Fund	(166,155,187)	(31,634,482)	(79,863,683)	(166,155,187)	(31,634,482)	(79,863,683)	—
AQR Managed Futures Strategy HV Fund	(14,482,386)	(2,749,803)	(6,895,333)	(14,482,386)	(2,749,803)	(6,895,333)	—
AQR Multi-Strategy Alternative Fund	(23,425,830)	(26,033,605)	(17,608,120)	(23,425,830)	(26,033,605)	(17,608,120)	—
AQR Risk-Balanced Commodities Strategy Fund	(8,605,657)	(2,862,621)	—	(8,605,657)	(2,862,621)	—	—
AQR Risk Parity Fund	(2,104,348)	(4,256,191)	(1,386,341)	(2,104,348)	(4,256,191)	(1,386,341)	—
AQR Risk Parity II HV Fund	(546,007)	(261,809)	(115)	(546,007)	(261,809)	(115)	—
AQR Risk Parity II MV Fund	(490,008)	(271,197)	(100)	(490,008)	(271,197)	(100)	—
AQR Style Premia Alternative Fund	(50,695,244)	(24,084,463)	(10,815,008)	(50,695,244)	(24,084,463)	(10,815,008)	—
AQR Style Premia Alternative LV Fund	(2,564,955)	(984,223)	(533,331)	(2,564,955)	(984,223)	(533,331)	—
Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	—	1,207,176	—	4,980	—	69,246	—
AQR Equity Market Neutral Fund	—	94,580,596	—	—	—	244,050	—
AQR Global Macro Fund	—	—	—	315,517	1,131,254	197,339	—
AQR Long-Short Equity Fund	503,163	136,259,700	4,609,667	—	—	—	—
AQR Managed Futures Strategy Fund	687,555	—	—	—	33,198,223	104,296,040	—
AQR Managed Futures Strategy HV Fund	—	—	—	309,543	2,735,254	9,229,091	—
AQR Multi-Strategy Alternative Fund	—	287,919,088	—	9,108,811	—	14,497,708	5,452,905
AQR Risk-Balanced Commodities Strategy Fund	2,079,364	—	—	—	644,338	—	—
AQR Risk Parity Fund	1,915,131	15,078,870	602,991	—	—	—	—
AQR Risk Parity II HV Fund	563,025	—	—	—	214,798	126,152	—
AQR Risk Parity II MV Fund	542,544	—	—	—	169,634	118,508	—
AQR Style Premia Alternative Fund	—	—	—	15,851,636	47,882,578	12,751,460	—
AQR Style Premia Alternative LV Fund	—	13,579,360	—	788,506	—	602,727	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments.

8. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

9. Holdings of 5% Voting Securities

The 1940 Act defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended March 31, 2017:

NAME OF ISSUER	NUMBER OF SHARES/UNITS AT 12/31/16	GROSS ADDITIONS	GROSS REDUCTIONS	NUMBER OF SHARES HELD AT PERIOD END 03/31/17	VALUE AT END OF YEAR 03/31/17	INVESTMENT INCOME	REALIZED GAIN (LOSS)

Education Management (Common Stock)	18,525,063	—	(6,995,684)	11,529,379	$92,235	$—	$(257,575)
FinTech Acquisition Corp II (Common Stock)*	—	1,800,000	—	1,800,000	18,468,000	—	—
Gibraltar Growth Corp., Class A (Common Stock)**	1,273,900	—	—	1,273,900	9,416,428	—	—
Hunter Maritime Acquisition Corp. (Common Stock)	950,000	—	—	950,000	9,880,000	—	—

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

NAME OF ISSUER	NUMBER OF SHARES/UNITS AT 12/31/16	GROSS ADDITIONS	GROSS REDUCTIONS	NUMBER OF SHARES HELD AT PERIOD END 03/31/17	VALUE AT END OF YEAR 03/31/17	INVESTMENT INCOME	REALIZED GAIN (LOSS)
KLR Energy Acquisition Corp. (Common Stock)**	500,000	—	(300,000)	200,000	$2,058,000	$—	$116,932
Landcadia Holdings, Inc. (Common Stock)**	500,000	—	(250,000)	250,000	2,492,500	—	(2,555)
M I Acquisitions, Inc. (Common Stock)**	250,000	—	—	250,000	2,517,500	—	—
Matlin and Partners Acquisition Corp (Common Stock)*	—	2,500,000	—	2,500,000	25,050,000	—	—
Origo Acquisition Corp. (Common Stock)	325,500	—	—	325,500	3,385,200	—	—
Pacific Special Acquisition Corp. (Common Stock)	373,500	—	—	373,500	3,865,725	—	—
Stellar Acquisition III, Inc. (Common Stock)**	600,000	—	(300,000)	300,000	3,015,000	—	32,934
Barington/Hilco Acquisition Corp. (Rights)	487,260	—	—	487,260	172,977	—	—
Community Health Systems Inc (Rights)*	—	7,762,436	—	7,762,436	65,981	—	—
Origo Acquisition Corp. (Rights)	325,500	—	—	325,500	55,335	—	—

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

NAME OF ISSUER	NUMBER OF SHARES/UNITS AT 12/31/16	GROSS ADDITIONS	GROSS REDUCTIONS	NUMBER OF SHARES HELD AT PERIOD END 03/31/17	VALUE AT END OF YEAR 03/31/17	INVESTMENT INCOME	REALIZED GAIN (LOSS)
Pacific Special Acquisition Corp. (Rights)**	373,500	—	—	373,500	$149,400	$—	$—
Ability, Inc. (Warrants)	1,449,557	—	—	1,449,557	40,588	—	—
Axar Acquisition Corp (Warrants)*	—	697,500	—	697,500	51,615	—	—
Barington/Hilco Acquisition Corp. (Warrants)**	487,260	—	—	487,260	82,834	—	—
Delta Technology Holdings Ltd (Warrants)*	—	818,832	—	818,832	45,445	—	—
Dundee Acquisition Ltd. (Warrants)**	630,000	—	—	630,000	33,162	—	—
Education Management Corp. (Warrants)**	16,528,497	—	—	16,528,497	17	—	—
Gibraltar Growth Corp. (Warrants)**	1,274,000	—	—	1,274,000	335,301	—	—
GP Investments Acquisition Corp. (Warrants)**	987,500	—	—	987,500	395,000	—	—
Harmony Merger Corp. (Warrants)	1,475,100	—	—	1,475,100	737,550	—	—
Inspired Entertainment, Inc. (Warrants)**	1,533,043	—	—	1,533,043	1,149,782	—	—
Jason Industries (Warrants)*	—	1,933,070	—	1,933,070	108,252	—	—
KLR Energy Acquisition Corp. (Warrants)	500,000	—	—	500,000	590,000	—	—
Landcadia Holdings, Inc. (Warrants)*	500,000	—	—	500,000	340,000	—	—

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

NAME OF ISSUER	NUMBER OF SHARES/UNITS AT 12/31/16	GROSS ADDITIONS	GROSS REDUCTIONS	NUMBER OF SHARES HELD AT PERIOD END 03/31/17	VALUE AT END OF YEAR 03/31/17	INVESTMENT INCOME	REALIZED GAIN (LOSS)
Limbach Holdings, Inc. (Warrants)**	336,504	—	—	336,504	$720,119	$—	$—
Origo Acquisition Corp. (Warrants)**	325,500	—	—	325,500	36,326	—	—
Pacific Special Acquisition Corp. (Warrants)**	373,500	—	—	373,500	129,605	—	—
Quinpario Acquisition Corp. 2 (Warrants)**	2,880,708	—	—	2,880,708	1,440,354	—	—
Stellar Acquisition III Inc (Warrants)*	—	600,000	—	600,000	204,000	—	—
Tempus Applied Solution (Warrants)	614,551	—	—	614,551	676	—	—

					$87,124,907	$—	$(110,264)

*	Affiliated as of March 31, 2017.
**	No longer affiliated as of March 31, 2017.

10. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with the modifications to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017 and other amendments and rules are effective during 2018. Adoption of these rules will have no effect on the Funds’ net assets or results of operations. Management is currently evaluating the impact on the Funds’ financial statements.

11. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than noted above.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 26, 2017

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
May 26, 2017